UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22487

       DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

      New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

       Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Xtrackers High Beta High Yield Bond ETF

HYUP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	39,997,769
Number of Portfolio Holdings	660
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	26,669
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	1%
BB	54%
B	30%
CCC	14%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communications	22%
Consumer, Cyclical	16%
Financial	14%
Consumer, Non-cyclical	13%
Energy	13%
Basic Materials	7%
Industrial	5%
Technology	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	79%
United Kingdom	4%
Canada	4%
Luxembourg	3%
Other	7%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYUP-TSRS

R-104942-2 (04/26) DBX007196 (4/27)

Xtrackers Low Beta High Yield Bond ETF

HYDW: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	66,132,345
Number of Portfolio Holdings	598
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	112,466
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	12%
BB	76%
B	12%
CCC	0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	20%
Consumer, Cyclical	19%
Industrial	17%
Financial	14%
Energy	9%
Communications	8%
Basic Materials	4%
Technology	4%
Utilities	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	86%
Canada	5%
Other	7%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYDW-TSRS

R-104943-2 (04/26) DBX007197 (4/27)

Xtrackers Risk Managed USD High Yield Strategy ETF

HYRM: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.36%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

Key Fund Statistics

Table Summary
Net Assets ($)	49,142,182
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	58,731
Modified duration to worst	2.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality*

Table Summary
Credit Rating	% of Net Assets
BBB	6%
BB	64%
B	22%
CCC	7%

Sector Allocation*

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	17%
Consumer, Cyclical	17%
Communications	16%
Financial	14%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	4%
Diversified	0%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* Percentages include the allocations of the Underlying DBX Xtrackers ETFs in which the Fund invests.

Holdings-based data is subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund's Board of Trustees approved the liquidation of the Fund to occur on or about May 20, 2026. After the close of business on May 7, 2026, the Fund will no longer accept creation orders or trade on the NYSE.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the”Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYRM-TSRS

R-104944-2 (04/26) DBX007198 (4/27)

Xtrackers Short Duration High Yield Bond ETF

SHYL: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	257,858,211
Number of Portfolio Holdings	810
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	240,479
Modified duration to worst	2.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	6%
BB	62%
B	21%
CCC	10%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	16%
Financial	14%
Industrial	10%
Energy	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	80%
Canada	5%
United Kingdom	3%
Luxembourg	2%
Japan	2%
Other	5%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SHYL-TSRS

R-104945-2 (04/26) DBX007199 (4/27)

Xtrackers USD High Yield BB-B ex Financials ETF

BHYB: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	2,080,300,467
Number of Portfolio Holdings	1,467
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	1,441,391
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	7%
BB	70%
B	23%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Utilities	4%
Financial	4%
Technology	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	84%
Canada	5%
United Kingdom	2%
Other	7%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BHYB-TSRS

R-104946-2 (04/26) DBX007200 (4/27)

Xtrackers USD High Yield Corporate Bond ETF

HYLB: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,711,860,697
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	936,624
Modified duration to worst	2.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	6%
BB	64%
B	22%
CCC	7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	17%
Consumer, Non-cyclical	17%
Communications	16%
Financial	14%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	83%
Canada	4%
United Kingdom	3%
Luxembourg	2%
Other	6%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYLB-TSRS

R-104947-2 (04/26) DBX007201 (4/27)

Xtrackers S&P 100 Ex Top 20 ETF

XOEX: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XOEX	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 100 Ex Top 20 ETF (formerly, Xtrackers S&P 500 Value Scored & Screened ETF) (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	116,667,905
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	16,135

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	24.9% of Net Assets
AbbVie, Inc.	3.0%
GE Aerospace	2.6%
Chevron Corp.	2.6%
Caterpillar, Inc.	2.6%
Bank of America Corp.	2.5%
Advanced Micro Devices, Inc.	2.4%
Coca-Cola Co.	2.3%
Palantir Technologies, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Merck & Co., Inc.	2.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	19%
Health Care	19%
Industrials	16%
Financials	16%
Consumer Staples	9%
Communication Services	6%
Consumer Discretionary	6%
Energy	4%
Utilities	3%
Materials	2%
Real Estate	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XOEX-TSRS

R-109465-1 (04/26) DBX007212 (4/27)

Xtrackers S&P 500 Diversified Sector Weight ETF

SPXD: Nasdaq Stock Market

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	6,680,031
Number of Portfolio Holdings	503
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	2,774

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	15.8% of Net Assets
Berkshire Hathaway, Inc.	3.6%
Procter & Gamble Co.	1.7%
Abbott Laboratories	1.6%
Costco Wholesale Corp.	1.5%
Jabil, Inc.	1.5%
Walmart, Inc.	1.3%
Sysco Corp.	1.3%
Walt Disney Co.	1.1%
Moderna, Inc.	1.1%
Regeneron Pharmaceuticals, Inc.	1.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer Staples	14%
Health Care	13%
Industrials	12%
Financials	12%
Information Technology	12%
Consumer Discretionary	10%
Utilities	7%
Communication Services	6%
Energy	6%
Materials	4%
Real Estate	4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SPXD-TSRS

 R-109466-1 (04/26) DBX007209 (4/27)

Xtrackers S&P 500 Growth Scored & Screened ETF

SNPG: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	12,372,811
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	10,245

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	63.3% of Net Assets
Apple, Inc.	9.7%
Meta Platforms, Inc.	9.6%
NVIDIA Corp.	8.7%
Alphabet, Inc.	8.6%
Microsoft Corp.	8.0%
Eli Lilly & Co.	4.4%
Caterpillar, Inc.	4.4%
Visa, Inc.	3.8%
Mastercard, Inc.	3.6%
KLA Corp.	2.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Communication Services	18%
Financials	13%
Industrials	12%
Health Care	11%
Consumer Discretionary	10%
Real Estate	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPG-TSRS

R-104953-2 (04/26) DBX007211 (4/27)

Xtrackers S&P 500 Scored & Screened ETF

SNPE: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	2,374,293,633
Number of Portfolio Holdings	312
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,110,272

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	46.9% of Net Assets
NVIDIA Corp.	10.7%
Apple, Inc.	9.7%
Alphabet, Inc.	8.1%
Microsoft Corp.	7.3%
Meta Platforms, Inc.	3.5%
Eli Lilly & Co.	2.1%
Exxon Mobil Corp.	1.6%
Walmart, Inc.	1.4%
Visa, Inc.	1.3%
Micron Technology, Inc.	1.2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	36%
Communication Services	13%
Financials	13%
Health Care	11%
Industrials	8%
Consumer Staples	5%
Consumer Discretionary	5%
Energy	4%
Materials	2%
Real Estate	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPE-TSRS

R-104954-2 (04/26) DBX007210 (4/27)

Xtrackers S&P Dividend Aristocrats Screened ETF

SNPD: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	5,404,355
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	3,774

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	23.1% of Net Assets
Verizon Communications, Inc.	3.1%
Edison International	2.6%
Robert Half, Inc.	2.6%
Amcor PLC	2.6%
Realty Income Corp.	2.2%
Franklin Resources, Inc.	2.1%
Sonoco Products Co.	2.0%
Clorox Co.	2.0%
Kimberly-Clark Corp.	2.0%
Best Buy Co., Inc.	1.9%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer Staples	19%
Industrials	18%
Utilities	15%
Materials	13%
Financials	8%
Real Estate	7%
Information Technology	5%
Consumer Discretionary	5%
Health Care	5%
Communication Services	3%
Energy	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPD-TSRS

R-104950-2 (04/26) DBX007213 (4/27)

Xtrackers S&P MidCap 400 Scored & Screened ETF

MIDE: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,910,205
Number of Portfolio Holdings	263
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,004

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	11.9% of Net Assets
Lumentum Holdings, Inc.	2.2%
Coherent Corp.	1.8%
Royal Gold, Inc.	1.1%
Flex Ltd.	1.1%
United Therapeutics Corp.	1.0%
US Foods Holding Corp.	1.0%
Tenet Healthcare Corp.	1.0%
Illumina, Inc.	0.9%
Pure Storage, Inc.	0.9%
Entegris, Inc.	0.9%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	22%
Financials	17%
Information Technology	14%
Consumer Discretionary	12%
Health Care	10%
Real Estate	7%
Materials	6%
Energy	5%
Consumer Staples	3%
Utilities	2%
Communication Services	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

MIDE-TSRS

R-104948-2 (04/26) DBX007214 (4/27)

Xtrackers Europe Defense Technologies ETF

XDEF: Nasdaq Stock Market

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XDEF	$1Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 19, 2026 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Europe Defense Technologies ETF (the "Fund") for the period February 19, 2026 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	4,856,027
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	474

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	61.5% of Net Assets
BAE Systems PLC (United Kingdom)	8.6%
Rolls-Royce Holdings PLC (United Kingdom)	8.4%
Safran SA (France)	8.1%
Rheinmetall AG (Germany)	7.2%
Airbus SE (France)	6.6%
Saab AB (Sweden)	4.6%
Thales SA (France)	4.5%
Leonardo SpA (Italy)	4.5%
Babcock International Group PLC (United Kingdom)	4.5%
Kongsberg Gruppen ASA (Norway)	4.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	93%
Information Technology	5%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United Kingdom	32%
France	24%
Germany	18%
Italy	6%
Sweden	5%
Norway	5%
Denmark	4%
Spain	4%
Luxembourg	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Aerospace and defense companies rely on product sales to US and foreign governments and their performance may be adversely affected by government defense spending policies. Companies in the cybersecurity field may be adversely affected by intense competition in the industry, limited product lines and the volatility of the market for cybersecurity products and services.  This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XDEF-TSRS

R-109468-1 (04/26) DBX007191 (4/27)

Xtrackers Europe Market Leaders ETF

XEML: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XEML	$7Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 23, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Europe Market Leaders ETF (the "Fund") for the period December 23, 2025  (commencement of operations) to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	5,467,616
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	3,378

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	49.9% of Net Assets
ASML Holding NV (Netherlands)	5.4%
Novartis AG (Switzerland)	5.2%
Deutsche Telekom AG (Germany)	5.2%
ABB Ltd. (Switzerland)	5.2%
GSK PLC (United Kingdom)	5.0%
Roche Holding AG (Switzerland)	4.9%
Vinci SA (France)	4.8%
Safran SA (France)	4.8%
Schneider Electric SE (France)	4.8%
Nestle SA (Switzerland)	4.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	30%
Industrials	26%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	9%
Utilities	6%
Communication Services	5%
Energy	1%
Materials	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	36%
Switzerland	24%
Germany	13%
United Kingdom	10%
Netherlands	6%
Spain	4%
Denmark	3%
Sweden	3%
Other	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XEML-TSRS

R-109467-1 (04/26) DBX007190 (4/27)

Xtrackers FTSE Developed ex US Multifactor ETF

DEEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	59,730,623
Number of Portfolio Holdings	1,237
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	63,460

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	6.3% of Net Assets
ACS Actividades de Construccion y Servicios SA (Spain)	0.8%
Imperial Brands PLC (United Kingdom)	0.7%
RWE AG (Germany)	0.7%
Eiffage SA (France)	0.7%
Sumitomo Electric Industries Ltd. (Japan)	0.6%
Tesco PLC (United Kingdom)	0.6%
Obayashi Corp. (Japan)	0.6%
Orange SA (France)	0.6%
WH Group Ltd. (Hong Kong)	0.5%
Hyundai Mobis Co. Ltd. (South Korea)	0.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	27%
Financials	14%
Consumer Discretionary	11%
Materials	10%
Consumer Staples	10%
Utilities	8%
Communication Services	5%
Information Technology	4%
Real Estate	4%
Energy	4%
Health Care	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	31%
United Kingdom	9%
Australia	8%
South Korea	7%
Canada	6%
France	5%
Israel	4%
Germany	4%
Sweden	3%
Switzerland	3%
Hong Kong	3%
Other	13%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEEF-TSRS

R-104938-2 (04/26) DBX007192 (4/27)

Xtrackers MSCI Kokusai Equity ETF

KOKU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	728,940,997
Number of Portfolio Holdings	1,138
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	313,124

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	27.5% of Net Assets
NVIDIA Corp. (United States)	5.4%
Apple, Inc. (United States)	4.8%
Alphabet, Inc. (United States)	4.2%
Microsoft Corp. (United States)	3.5%
Amazon.com, Inc. (United States)	2.5%
Broadcom, Inc. (United States)	1.8%
Meta Platforms, Inc. (United States)	1.8%
Tesla, Inc. (United States)	1.4%
Eli Lilly & Co. (United States)	1.1%
JPMorgan Chase & Co. (United States)	1.0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Financials	16%
Industrials	11%
Health Care	10%
Consumer Discretionary	9%
Communication Services	9%
Consumer Staples	6%
Energy	4%
Materials	4%
Utilities	3%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	73%
United Kingdom	4%
Canada	4%
Switzerland	3%
France	3%
Germany	3%
Australia	2%
Netherlands	2%
Other	6%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

KOKU-TSRS

R-104939-2 (04/26) DBX007193 (4/27)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

QARP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	73,105,831
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	71,411

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	40.8% of Net Assets
Alphabet, Inc.	7.4%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Berkshire Hathaway, Inc.	4.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.9%
Walmart, Inc.	3.2%
Johnson & Johnson	2.5%
Chevron Corp.	2.4%
Costco Wholesale Corp.	2.0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	19%
Communication Services	14%
Consumer Discretionary	13%
Health Care	13%
Consumer Staples	11%
Financials	10%
Industrials	10%
Energy	6%
Materials	2%
Real Estate	1%
Utilities	0%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following factors – quality and value – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

QARP-TSRS

R-104940-2 (04/26) DBX007194 (4/27)

Xtrackers Russell US Multifactor ETF

DEUS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	227,738,887
Number of Portfolio Holdings	843
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	159,621

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	7.0% of Net Assets
McKesson Corp.	1.4%
Altria Group, Inc.	0.8%
Dollar General Corp.	0.8%
Cigna Group	0.7%
Leidos Holdings, Inc.	0.6%
Flex Ltd.	0.6%
Arch Capital Group Ltd.	0.6%
Marathon Petroleum Corp.	0.5%
VeriSign, Inc.	0.5%
Fox Corp.	0.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	19%
Financials	12%
Health Care	12%
Information Technology	11%
Consumer Discretionary	11%
Consumer Staples	8%
Utilities	8%
Materials	5%
Energy	5%
Real Estate	4%
Communication Services	4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEUS-TSRS

R-104941-2 (04/26) DBX007195 (4/27)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

EMCR: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	62,325,800
Number of Portfolio Holdings	1,376
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	37,982

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	31.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.1%
Samsung Electronics Co. Ltd. (South Korea)	4.7%
Tencent Holdings Ltd. (China)	4.6%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
SK hynix, Inc. (South Korea)	2.7%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.1%
Delta Electronics, Inc. (Taiwan)	1.0%
PDD Holdings, Inc. (Ireland)	0.9%
HDFC Bank Ltd. (India)	0.8%
China Construction Bank Corp. (China)	0.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	22%
Consumer Discretionary	11%
Communication Services	11%
Industrials	6%
Health Care	6%
Materials	4%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
China	23%
Taiwan	22%
South Korea	16%
India	12%
Hong Kong	4%
Brazil	4%
South Africa	4%
Saudi Arabia	2%
United Arab Emirates	2%
Mexico	2%
Thailand	2%
Other	6%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. In certain situations, it may be difficult or impossible to sell an investment in the Fund at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCR-TSRS

R-104949-2 (04/26) DBX007202 (4/27)

Xtrackers MSCI EAFE Selection Equity ETF

EASG: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$8	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	69,366,200
Number of Portfolio Holdings	360
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	44,414

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	21.8% of Net Assets
ASML Holding NV (Netherlands)	5.0%
AstraZeneca PLC (United Kingdom)	2.8%
Novartis AG (Switzerland)	2.8%
HSBC Holdings PLC (United Kingdom)	2.8%
Schneider Electric SE (France)	1.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%
Unilever PLC (United Kingdom)	1.4%
TotalEnergies SE (France)	1.4%
Hitachi Ltd. (Japan)	1.3%
Iberdrola SA (Spain)	1.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	11%
Information Technology	10%
Consumer Discretionary	9%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	5%
Energy	3%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	26%
United Kingdom	14%
France	13%
Switzerland	9%
Netherlands	8%
Australia	5%
Sweden	5%
Germany	4%
Spain	3%
Italy	3%
Denmark	3%
Other	5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EASG-TSRS

R-104952-2 (04/26) DBX007203 (4/27)

Xtrackers MSCI Emerging Markets Climate Selection ETF

EMCS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$9	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	918,548,511
Number of Portfolio Holdings	68
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	543,916

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	52.6% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	18.5%
Samsung Electronics Co. Ltd. (South Korea)	9.8%
Tencent Holdings Ltd. (China)	5.7%
SK hynix, Inc. (South Korea)	5.3%
Alibaba Group Holding Ltd. (Hong Kong)	4.1%
Ping An Insurance Group Co. of China Ltd. (China)	2.1%
Southern Copper Corp. (United States)	1.8%
China Construction Bank Corp. (China)	1.8%
HDFC Bank Ltd. (India)	1.8%
Itausa SA (Brazil)	1.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	41%
Financials	32%
Consumer Discretionary	10%
Communication Services	9%
Materials	3%
Energy	2%
Real Estate	1%
Utilities	1%
Industrials	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	35%
South Korea	19%
China	17%
India	9%
Brazil	4%
Hong Kong	4%
Mexico	2%
United States	2%
United Kingdom	2%
Other	6%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCS-TSRS

R-104959-2 (04/26) DBX007204 (4/27)

Xtrackers MSCI USA Climate Action Equity ETF

USCA: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	2,785,718,890
Number of Portfolio Holdings	272
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	1,063,576

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	36.8% of Net Assets
NVIDIA Corp.	5.4%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.6%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.7%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	2.1%
Exxon Mobil Corp.	1.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Financials	14%
Communication Services	12%
Health Care	12%
Consumer Discretionary	12%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. In certain situations, it may be difficult or impossible to sell an investment in the Fund at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USCA-TSRS

 R-104958-2 (04/26) DBX007207 (4/27)

Xtrackers MSCI USA Selection Equity ETF

USSG: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	545,967,075
Number of Portfolio Holdings	263
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	236,987

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	47.2% of Net Assets
NVIDIA Corp.	13.8%
Alphabet, Inc.	10.7%
Microsoft Corp.	8.9%
Tesla, Inc.	3.6%
Eli Lilly & Co.	2.7%
Johnson & Johnson	1.9%
Visa, Inc.	1.7%
Mastercard, Inc.	1.4%
Procter & Gamble Co.	1.3%
Home Depot, Inc.	1.2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Communication Services	13%
Health Care	11%
Financials	11%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	5%
Materials	3%
Real Estate	2%
Energy	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USSG-TSRS

R-104957-2 (04/26) DBX007205 (4/27)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

USNZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	279,007,338
Number of Portfolio Holdings	307
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	137,980

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	44.5% of Net Assets
NVIDIA Corp.	9.1%
Apple, Inc.	8.3%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.1%
Eli Lilly & Co.	1.6%
JPMorgan Chase & Co.	1.4%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Health Care	13%
Communication Services	13%
Financials	11%
Consumer Discretionary	10%
Industrials	4%
Consumer Staples	4%
Real Estate	3%
Materials	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. This fund is non-diversified and can take larger portions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USNZ-TSRS

R-104956-2 (04/26) DBX007206 (4/27)

Xtrackers RREEF Global Natural Resources ETF

NRES: Nasdaq Stock Market

Semi-Annual Shareholder Report — February 28, 2026

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$26	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Table Summary
Net Assets ($)	38,918,691
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	75,637

What did the Fund invest in?

Ten Largest Equity Holdings

Table Summary
Holdings	38.9% of Net Assets
Nutrien Ltd. (Canada)	5.9%
Exxon Mobil Corp. (United States)	4.3%
Chevron Corp. (United States)	4.3%
Gold Fields Ltd. (South Africa)	4.1%
Newmont Corp. (United States)	4.1%
TotalEnergies SE (France)	3.8%
Shell PLC (United Kingdom)	3.3%
Kinross Gold Corp. (Canada)	3.2%
Anglogold Ashanti PLC (United Kingdom)	3.1%
Franco-Nevada Corp. (Canada)	2.8%

Sector Allocation

Table Summary
Industry	% of Net Assets
Metals & Mining	37%
Oil, Gas & Consumable Fuels	29%
Chemicals	10%
Containers & Packaging	8%
Paper & Forest Products	7%
Food Products	5%
Energy Equipment & Services	2%
Specialized REITs	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	36%
Canada	20%
United Kingdom	10%
Brazil	7%
South Africa	4%
France	4%
Switzerland	3%
Finland	3%
Ireland	3%
China	3%
Norway	2%
Other	3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. There are special risks associated with natural resources investments, this means that the Fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

NRES-TSRS

R-104955-2 (04/26) DBX007208 (4/27)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2026

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Europe Defense Technologies ETF (XDEF)
Xtrackers Europe Market Leaders ETF (XEML)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Russell US Multifactor ETF (DEUS)

DWS

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Europe Defense Technologies ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.9%

Denmark — 4.2%
DSV A/S
(Cost $212,063)	794	205,213

France — 24.0%
Airbus SE	1,474	320,643
Dassault Aviation SA	531	212,286
Eutelsat Communications SACA *	7,656	20,384
Safran SA	978	392,607
Thales SA	733	220,604

(Cost $1,215,129)		1,166,524

Germany — 18.1%
Hensoldt AG	1,789	157,153
MTU Aero Engines AG	476	205,360

RENK Group AG	2,503	168,245
Rheinmetall AG	178	349,609

(Cost $935,177)		880,367

Italy — 5.5%
Avio SpA	1,127	47,038
Leonardo SpA	3,274	219,567

(Cost $273,169)		266,605

Luxembourg — 1.6%
SES SA

(Cost $78,768)	10,250	76,546

Norway — 5.0%
Kongsberg Gruppen ASA	5,380	218,177
NORBIT ASA	1,233	26,893

(Cost $251,082)		245,070

Spain — 4.0%

Indra Sistemas SA

(Cost $164,528)	2,614	193,669

Sweden — 5.1%
Ovzon AB *	2,252	14,976
Saab AB, Class B	3,091	223,844
Yubico AB *	1,760	9,960

(Cost $247,628)		248,780

United Kingdom — 32.4%
Babcock International Group PLC	12,061	219,233
BAE Systems PLC	14,750	418,823
Chemring Group PLC	8,098	58,139
Melrose Industries PLC	24,350	185,228
NCC Group PLC	8,352	14,889
QinetiQ Group PLC	13,817	93,810
Rolls-Royce Holdings PLC	22,675	406,523
Senior PLC	12,482	51,687

	Number of Shares	Value $
Serco Group PLC	30,450	123,307

(Cost $1,616,011)		1,571,639

TOTAL COMMON STOCKS
(Cost $4,993,555)		4,854,413

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
(Cost $12,454)	12,454	12,454
TOTAL INVESTMENTS — 100.2%
(Cost $5,006,009)		4,866,867

Other assets and liabilities, net — (0.2%)		(10,840)

NET ASSETS — 100.0%		4,856,027

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Europe Defense Technologies ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 2/19/2026 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($)at 2/28/2026
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
—	14,727	(2,273)	—	—	6	—	12,454	12,454

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Securities	are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,854,413	$—	$—	$4,854,413
Short-Term Investments (a)	12,454	—	—	12,454

TOTAL	$4,866,867	$—	$—	$4,866,867

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Europe Market Leaders ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $
COMMON STOCKS — 99.6%

Austria — 0.5%
ANDRITZ AG	177	15,371
Verbund AG	185	13,171

(Cost $27,121)		28,542

Denmark — 3.1%
Novo Nordisk A/S, Class B
(Cost $212,810)	4,452	167,372

France — 35.6%
Cie de Saint-Gobain SA	1,380	140,517
Engie SA	5,134	175,365
EssilorLuxottica SA	669	177,883
L’Oreal SA	513	240,705
LVMH Moet Hennessy Louis Vuitton SE	305	195,938
Safran SA	654	262,541
Sanofi SA	2,277	220,991
Schneider Electric SE	798	260,707
Valeo SE	575	8,344
Vinci SA	1,592	264,564

(Cost $1,846,825)		1,947,555

Germany — 13.0%
Deutsche Telekom AG	7,088	285,293
E.ON SE	6,195	143,948
GEA Group AG	406	31,590
Merck KGaA	357	54,080
SAP SE	912	184,089
TUI AG	1,214	11,582

(Cost $658,487)		710,582

Italy — 0.2%
Davide Campari-Milano NV
(Cost $10,713)	1,643	12,373

Luxembourg — 0.5%
Tenaris SA
(Cost $19,058)	995	27,161

Netherlands — 5.5%
ASML Holding NV	203	295,624
Signify NV, 144A	314	7,311

(Cost $221,584)		302,935

Singapore — 0.1%
Hafnia Ltd.
(Cost $4,295)	802	5,989

Spain — 3.8%
Industria de Diseno Textil SA
(Cost $202,987)	3,066	205,690

Sweden — 3.0%
Alfa Laval AB	802	47,555
Assa Abloy AB, Class B	2,734	116,843

(Cost $145,641)		164,398

	Number of Shares	Value $

Switzerland — 23.8%
ABB Ltd.	3,038	283,713
Cie Financiere Richemont SA, Class A	1,051	214,901
Nestle SA	2,286	249,630
Novartis AG	1,683	285,588
Roche Holding AG	559	266,762

(Cost $1,134,088)		1,300,594

United Kingdom — 10.5%
GSK PLC	9,175	271,501
Haleon PLC	24,728	134,877
Imperial Brands PLC	2,066	92,356
JD Sports Fashion PLC	6,672	7,354
Johnson Matthey PLC	457	12,362
Keller Group PLC	183	4,958
Smith & Nephew PLC	2,425	44,715
SSP Group PLC	2,069	5,719

(Cost $507,690)		573,842

TOTAL COMMON STOCKS
(Cost $4,991,299)		5,447,033

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
(Cost $12,224)	12,224	12,224

TOTAL INVESTMENTS — 99.8%
(Cost $5,003,523)		5,459,257

Other assets and liabilities, net — 0.2%		8,359

NET ASSETS — 100.0%		5,467,616

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Europe Market Leaders ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 12/23/2025 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
—	3,808,804	(3,796,580)	—	—	403	—	12,224	12,224

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro EURO STOXX 50 Index	EUR	2	14,090	14,530	3/20/2026	440

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,447,033	$—	$—	$5,447,033
Short-Term Investments (a)	12,224	—	—	12,224
Derivatives (b)
Futures Contracts	440	—	—	440

TOTAL	$5,459,697	$—	$—	$5,459,697

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Europe Market Leaders ETF (Continued)

February 28, 2026 (Unaudited)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 98.9%
Australia — 8.2%
AGL Energy Ltd.	2,470	17,409
ALS Ltd.	5,853	106,865
AMP Ltd.	5,553	5,145
Ampol Ltd.	988	19,834
Ansell Ltd.	996	23,040
ANZ Group Holdings Ltd.	1,081	30,846
APA Group (a)	7,067	46,334
Aristocrat Leisure Ltd.	1,668	57,153
ASX Ltd.	743	28,042
Atlas Arteria Ltd. (a)	6,093	20,842
Aurizon Holdings Ltd.	29,758	88,009
Bank of Queensland Ltd.	2,433	12,137
Beach Energy Ltd.	13,586	10,602
Bendigo & Adelaide Bank Ltd.	1,337	10,205
BHP Group Ltd.	816	33,967
BlueScope Steel Ltd.	6,826	136,207
Brambles Ltd.	10,624	189,886
CAR Group Ltd.	729	13,778
Challenger Ltd.	1,578	10,042
Charter Hall Group REIT	3,186	50,110
Cleanaway Waste Management Ltd.	16,158	29,363
Cochlear Ltd.	266	37,725
Coles Group Ltd.	9,657	141,495
Commonwealth Bank of Australia	13	1,618
Computershare Ltd.	9,699	214,203
CSL Ltd.	205	21,441
Deterra Royalties Ltd.	3,895	11,991
Dexus REIT	1,979	9,463
Downer EDI Ltd.	20,742	126,976
Dyno Nobel Ltd.	5,245	12,410
EBOS Group Ltd.	1,160	16,678
Endeavour Group Ltd.	13,412	37,372
Evolution Mining Ltd.	8,581	101,391
Fortescue Ltd.	3,775	56,872
Goodman Group REIT	1,107	22,831
Harvey Norman Holdings Ltd.	9,857	40,462
HUB24 Ltd.	171	11,918
Iluka Resources Ltd.	1,321	6,355
Insurance Australia Group Ltd.	32,197	152,815
JB Hi-Fi Ltd.	2,750	160,957
Lottery Corp. Ltd.	13,627	53,509
Macquarie Group Ltd.	85	12,932
Magellan Financial Group Ltd.	1,186	7,150
Medibank Pvt Ltd.	76,577	239,028
Metcash Ltd.	19,817	46,605
Mirvac Group REIT	3,751	5,480
Netwealth Group Ltd.	584	10,729
New Hope Corp. Ltd.	2,743	9,168

	Number of Shares	Value $
Northern Star Resources Ltd.	2,522	54,422
Orica Ltd.	3,104	54,019
Origin Energy Ltd.	10,672	92,406
Orora Ltd.	602	918
Pro Medicus Ltd.	67	6,207
Qantas Airways Ltd.	23,099	163,792
QBE Insurance Group Ltd.	19,572	303,090
Qube Holdings Ltd.	12,600	44,987
Ramsay Health Care Ltd.	1,640	50,338
REA Group Ltd.	146	17,312
Region Group REIT	20,758	34,172
Rio Tinto Ltd.	2,456	292,872
Santos Ltd.	11,991	57,767
Scentre Group REIT	16,469	44,834
SEEK Ltd.	1,045	12,333
SGH Ltd.	665	22,132
Sims Ltd.	4,631	72,474
Sonic Healthcare Ltd.	4,646	78,900
South32 Ltd.	24,430	80,086
Steadfast Group Ltd.	20,660	64,783
Stockland REIT	19,628	71,478
Suncorp Group Ltd.	9,829	102,478
Technology One Ltd.	2,068	38,421
Telstra Group Ltd.	18,844	69,563
TPG Telecom Ltd.	2,579	7,241
Transurban Group (a)	3,281	33,530
Treasury Wine Estates Ltd.	2,272	7,351
Vicinity Ltd. REIT	59,139	103,256
Washington H Soul Pattinson & Co. Ltd.	1,802	49,120
Wesfarmers Ltd.	1,414	80,232
Westpac Banking Corp.	222	6,730
Whitehaven Coal Ltd.	1,240	6,902
Woodside Energy Group Ltd.	5,336	107,654
Woolworths Group Ltd.	6,291	161,398
Worley Ltd.	2,347	18,967
Yancoal Australia Ltd.	130	543

(Cost $3,909,489)		4,922,098
Austria — 0.6%
ANDRITZ AG	896	77,809
BAWAG Group AG, 144A *	348	54,237
Erste Group Bank AG	135	16,051
OMV AG	1,191	77,061
Raiffeisen Bank International AG	135	6,736
Strabag SE	716	80,480
Telekom Austria AG	2,989	33,703
Verbund AG	358	25,488

(Cost $280,108)		371,565
Belgium — 0.8%
Ackermans & van Haaren NV	360	123,520
Ageas SA/NV	678	50,352

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Anheuser-Busch InBev SA/NV	127	10,319
D’ieteren Group	386	83,585
Elia Group SA/NV	97	15,438
Groupe Bruxelles Lambert NV	106	10,644
KBC Group NV	110	14,910
Lotus Bakeries NV	1	12,421
Sofina SA	298	88,596
Syensqo SA	92	5,254
UCB SA	96	28,598
Warehouses De Pauw CVA REIT	1,117	34,343

(Cost $361,045)		477,980

Bermuda — 0.3%
Hiscox Ltd.
(Cost $140,586)	8,211	170,888

Canada — 5.8%
Agnico Eagle Mines Ltd.	216	54,264
Alamos Gold, Inc., Class A	528	28,621
Alimentation Couche-Tard, Inc.	1,467	89,041
AltaGas Ltd.	3,885	132,059
ARC Resources Ltd.	1,901	35,264
AtkinsRealis Group Inc.	685	47,488
Bank of Montreal	12	1,727
Bank of Nova Scotia	176	13,354
Barrick Mining Corp.	1,661	84,289
BCE, Inc.	723	19,005
Brookfield Corp.	35	1,535
CAE, Inc. *	1,491	44,221
Canadian Imperial Bank of Commerce	323	32,633
Canadian National Railway Co.	270	30,303
Canadian Natural Resources Ltd.	597	26,119
Canadian Pacific Kansas City Ltd.	187	16,377
Canadian Tire Corp. Ltd., Class A	1,128	158,243
Celestica, Inc. *	22	6,110
Cenovus Energy, Inc.	885	19,720
CGI, Inc.	470	34,379
Constellation Software, Inc.	3	5,545
Descartes Systems Group, Inc. *	160	10,584
Dollarama, Inc.	433	63,757
Element Fleet Management Corp.	1,623	38,664
Emera, Inc.	2,473	128,686
Enbridge, Inc.	327	17,376
Fairfax Financial Holdings Ltd.	146	251,326
FirstService Corp.	143	22,537
Fortis, Inc.	2,103	120,997
Franco-Nevada Corp.	259	72,399
George Weston Ltd.	1,332	97,782
GFL Environmental, Inc.	321	14,188
Gildan Activewear, Inc.	1,950	132,926

	Number of Shares	Value $
Great-West Lifeco, Inc.	159	7,683
Hydro One Ltd., 144A	1,374	59,056
iA Financial Corp., Inc.	473	53,801
Imperial Oil Ltd.	364	42,583
Intact Financial Corp.	414	79,941
Keyera Corp.	1,811	69,128
Kinross Gold Corp.	1,707	63,106
Loblaw Cos. Ltd.	1,490	69,068
Lundin Gold, Inc.	98	9,238
Lundin Mining Corp.	543	17,303
Magna International, Inc.	3,390	213,787
Manulife Financial Corp.	846	30,128
Metro, Inc.	2,341	166,823
National Bank of Canada	70	9,771
Nutrien Ltd.	270	20,310
Open Text Corp.	800	19,820
Pan American Silver Corp.	373	25,593
Pembina Pipeline Corp.	383	16,835
Power Corp. of Canada	1,111	55,817
Royal Bank of Canada	35	5,853
Saputo, Inc.	2,182	69,659
Stantec, Inc.	916	84,827
Sun Life Financial, Inc.	585	38,347
Suncor Energy, Inc.	2,113	119,373
TC Energy Corp.	977	62,788
TELUS Corp.	2,443	33,496
Thomson Reuters Corp.	52	5,007
TMX Group Ltd.	482	16,260
Toronto-Dominion Bank	90	8,769
Tourmaline Oil Corp.	694	32,587
Waste Connections, Inc.	169	29,086
Wheaton Precious Metals Corp.	332	54,107
Whitecap Resources, Inc.	2,922	29,180
WSP Global, Inc.	103	17,451

(Cost $2,661,955)		3,488,100

Chile — 0.0%
Antofagasta PLC
(Cost $3,990)	281	16,124

China — 0.0%
Lenovo Group Ltd.	12,144	15,106
Shenzhou International Group Holdings Ltd.	594	4,811

(Cost $13,337)		19,917

Denmark — 0.5%
A.P. Moller — Maersk A/S, Class A	9	22,045
A.P. Moller — Maersk A/S, Class B	10	24,771
Carlsberg AS, Class B	631	98,040
Coloplast A/S, Class B	60	4,627
Danske Bank A/S	129	6,729

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Demant A/S *	102	3,172
DSV A/S	62	16,024
Genmab A/S *	154	44,986
Pandora A/S	132	10,430
ROCKWOOL A/S, Class B	403	13,345
Tryg A/S	1,417	35,067

(Cost $232,947)		279,236

Finland — 1.5%
Elisa OYJ	1,211	62,112
Fortum OYJ	2,327	54,428
Kesko OYJ, Class B	3,905	96,178
Kone OYJ, Class B	1,390	105,068
Metso Corp.	1,594	33,321
Nokia OYJ	11,763	90,053
Nordea Bank Abp	3,103	60,268
Orion OYJ, Class B	1,342	107,271
Sampo OYJ, Class A	8,499	94,206
Stora Enso OYJ, Class R	1,236	16,790
UPM-Kymmene OYJ	1,218	38,800
Valmet OYJ	1,962	65,952
Wartsila OYJ Abp	1,722	75,024

(Cost $686,211)		899,471

France — 4.8%
Accor SA	907	52,752
Aeroports de Paris SA	97	13,560
Air Liquide SA	115	24,202
Airbus SE	69	15,010
Alstom SA *	289	9,653
Amundi SA, 144A	259	24,785
Arkema SA	289	21,139
AXA SA	369	18,063
Ayvens SA, 144A	4,843	61,756
BioMerieux	237	27,983
BNP Paribas SA	49	5,525
Bollore SE	3,517	20,580
Bouygues SA	3,820	237,601
Bureau Veritas SA	1,459	50,680
Capgemini SE	62	7,829
Carrefour SA	5,218	98,852
Cie de Saint-Gobain SA	476	48,468
Cie Generale des Etablissements Michelin SCA	3,046	123,717
Credit Agricole SA	394	8,739
Danone SA	703	60,294
Dassault Aviation SA	125	49,973
Dassault Systemes SE	97	2,124
Edenred SE	1,003	23,211
Eiffage SA	2,355	406,517
Engie SA	7,241	247,336
EssilorLuxottica SA	30	7,977
FDJ UNITED	203	6,150

	Number of Shares	Value $
Gecina SA REIT	37	3,427
Getlink SE	1,589	34,558
Ipsen SA	209	40,741
Kering SA	40	13,502
Klepierre SA REIT	1,105	46,472
Legrand SA	297	53,950
L’Oreal SA	12	5,631
Orange SA	15,139	325,140
Pernod Ricard SA	195	18,018
Publicis Groupe SA	380	33,838
Renault SA	221	8,379
Rexel SA	888	38,657
Safran SA	61	24,488
Sanofi SA	124	12,035
Schneider Electric SE	37	12,088
SCOR SE	293	10,690
SEB SA	69	4,249
Societe Generale SA	131	11,424
Sodexo SA	337	18,462
SPIE SA	2,043	126,639
Teleperformance SE	120	7,294
Thales SA	130	39,125
TotalEnergies SE	278	22,084
Veolia Environnement SA	3,506	148,858
Vinci SA	781	129,789
Wendel SE	153	16,050

(Cost $2,108,654)		2,880,064

Germany — 3.6%
adidas AG	41	7,658
Allianz SE	34	15,343
Aumovio SE *	545	27,219
BASF SE	866	49,795
Bayer AG	326	16,170
Bayerische Motoren Werke AG	330	34,856
Bechtle AG	522	21,078
Beiersdorf AG	139	17,667
Brenntag SE	283	17,475
Continental AG	1,087	93,844
CTS Eventim AG & Co. KGaA	307	24,956
Daimler Truck Holding AG	761	38,663
Deutsche Boerse AG	37	10,153
Deutsche Lufthansa AG	5,627	60,379
Deutsche Post AG	2,396	141,731
Deutsche Telekom AG	969	39,002
DWS Group GmbH & Co. KGaA, 144A (b)	386	27,368
E.ON SE	6,278	145,877
Evonik Industries AG	1,518	26,508
Fielmann Group AG	270	14,744
Fraport AG Frankfurt Airport Services Worldwide *	264	25,950

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Fresenius Medical Care AG	1,059	49,327
Fresenius SE & Co. KGaA	841	50,542
FUCHS SE	511	18,583
GEA Group AG	2,848	221,598
Hannover Rueck SE	115	35,004
Heidelberg Materials AG	355	79,450
Henkel AG & Co. KGaA	251	22,745
HOCHTIEF AG	148	72,099
Infineon Technologies AG	397	21,480
KION Group AG	132	9,039
Knorr-Bremse AG	217	28,568
Mercedes-Benz Group AG	853	59,421
Merck KGaA	123	18,633
MTU Aero Engines AG	123	53,066
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	54	35,424
Nemetschek SE	25	2,001
Rational AG	5	4,360
Rheinmetall AG	2	3,928
RWE AG	6,328	407,494
Scout24 SE, 144A	669	57,070
Siemens AG	37	10,808
Siemens Energy AG	18	3,538
Siemens Healthineers AG, 144A	89	4,428
Symrise AG	109	9,984
Talanx AG	139	17,561
Traton SE	188	8,000

(Cost $1,519,896)		2,160,587

Greece — 0.1%
Metlen Energy & Metals PLC *

(Cost $54,505)	917	38,490

Hong Kong — 3.1%
AIA Group Ltd.	4,083	45,308
Bank of East Asia Ltd.	12,619	24,553
BOC Hong Kong Holdings Ltd.	8,762	50,295
Budweiser Brewing Co. APAC Ltd., 144A	5,176	5,155
Cathay Pacific Airways Ltd.	40,212	72,279
Chow Tai Fook Jewellery Group Ltd.	5,104	8,561
CK Asset Holdings Ltd.	13,508	85,965
CK Hutchison Holdings Ltd.	25,060	206,320
CK Infrastructure Holdings Ltd.	2,056	17,466
CLP Holdings Ltd.	8,857	84,016
CTF Services Ltd.	4,700	5,372
Dah Sing Banking Group Ltd.	5,678	9,516
DFI Retail Group Holdings Ltd.	4,511	18,901
First Pacific Co. Ltd.	51,991	42,007
Galaxy Entertainment Group Ltd.	2,790	14,895
Hang Lung Group Ltd.	12,091	25,968
Hang Lung Properties Ltd.	4,720	6,197

	Number of Shares	Value $
Henderson Land Development Co. Ltd.	1,640	7,430
Hong Kong & China Gas Co. Ltd.	56,926	55,382
Hong Kong Exchanges & Clearing Ltd.	192	10,285
Hutchison Port Holdings Trust, Class U	207,700	46,732
Jardine Matheson Holdings Ltd.	3,231	266,557
Johnson Electric Holdings Ltd.	3,205	12,718
Kerry Properties Ltd.	2,345	7,561
KLN Logistics Group Ltd.	5,481	4,968
MTR Corp. Ltd.	8,338	39,802
PCCW Ltd.	53,080	40,308
Power Assets Holdings Ltd.	7,948	64,471
Prudential PLC	2,777	42,469
Shangri-La Asia Ltd.	8,290	5,394
Sino Land Co. Ltd.	19,095	31,198
SITC International Holdings Co. Ltd.	3,555	15,171
Sun Hung Kai Properties Ltd.	2,977	55,566
Swire Pacific Ltd., Class A	1,508	16,223
Swire Pacific Ltd., Class B	6,532	11,549
Techtronic Industries Co. Ltd.	878	14,323
VTech Holdings Ltd.	6,564	54,167
WH Group Ltd., 144A	249,535	313,907
Xinyi Glass Holdings Ltd.	10,433	13,845
Yue Yuen Industrial Holdings Ltd.	7,023	16,691

(Cost $1,322,412)		1,869,491

Ireland — 0.4%
AIB Group PLC	4,306	44,994
Bank of Ireland Group PLC	1,334	26,044
DCC PLC	751	52,352
Experian PLC	565	21,163
James Hardie Industries PLC CDI *	479	11,681
Kerry Group PLC, Class A	528	46,943
Kingspan Group PLC	95	9,461
Ryanair Holdings PLC	338	10,943

(Cost $207,326)		223,581

Israel — 4.2%
Airport City Ltd. *	641	11,244
Amot Investments Ltd.	8,081	53,584
Azrieli Group Ltd.	200	28,711
Bank Hapoalim BM	9,764	245,988
Bank Leumi Le-Israel BM	12,074	291,785
Bezeq The Israeli Telecommunication Corp. Ltd.	96,447	254,241
Big Shopping Centers Ltd.	389	93,672
Clal Insurance Enterprises Holdings Ltd.	790	58,909
Delek Group Ltd.	58	17,733
Elbit Systems Ltd.	117	89,518

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Energix-Renewable Energies Ltd.	794	5,065
Enlight Renewable Energy Ltd. *	699	47,821
Fattal Holdings 1998 Ltd. *	51	10,004
FIBI Holdings Ltd.	468	48,840
First International Bank Of Israel Ltd.	847	72,750
Gav-Yam Lands Corp. Ltd.	571	6,680
Harel Insurance Investments & Financial Services Ltd.	313	16,422
ICL Group Ltd.	22,595	106,729
Israel Corp. Ltd.	136	35,039
Israel Discount Bank Ltd., Class A	16,497	199,468
Melisron Ltd.	760	102,849
Menora Mivtachim Holdings Ltd.	255	36,387
Migdal Insurance & Financial Holdings Ltd. *	7,247	39,178
Mivne Real Estate KD Ltd.	11,166	46,262
Mizrahi Tefahot Bank Ltd.	2,073	155,111
Next Vision Stabilized Systems Ltd.	121	13,812
Nice Ltd. *	68	7,699
Nova Ltd. *	51	22,364
OPC Energy Ltd. *	637	20,055
Phoenix Financial Ltd.	2,137	109,053
Shapir Engineering and Industry Ltd.	542	5,653
Shufersal Ltd.	8,163	114,295
Strauss Group Ltd.	2,273	100,117
Teva Pharmaceutical Industries Ltd. *	138	4,670
Tower Semiconductor Ltd. *	205	25,885

(Cost $1,464,469)		2,497,593

Italy — 2.0%
A2A SpA	15,856	46,410
Banca Mediolanum SpA	869	18,715
Banco BPM SpA	2,511	37,163
BPER Banca SPA	994	14,095
Brunello Cucinelli SpA	49	4,764
Buzzi SpA	1,868	108,028
DiaSorin SpA	26	2,186
Enel SpA	6,743	81,159
Eni SpA	2,397	55,629
Ferrari NV	20	7,589
FinecoBank Banca Fineco SpA	1,123	26,505
Generali	724	30,910
Hera SpA	9,339	48,803
Infrastrutture Wireless Italiane SpA, 144A	1,078	11,449
Interpump Group SpA	360	16,619
Intesa Sanpaolo SpA	1,916	13,200
Italgas SpA	15,304	197,680
Leonardo SpA	664	44,530

	Number of Shares	Value $
Mediobanca Banca di Credito Finanziario SpA	376	8,200
Moncler SpA	754	52,026
Nexi SpA, 144A	1,761	7,231
Pirelli & C SpA, 144A	6,573	49,467
Poste Italiane SpA, 144A	722	19,394
Prysmian SpA	123	14,886
Recordati Industria Chimica e Farmaceutica SpA	358	20,467
Reply SpA	119	12,744
Snam SpA	8,196	63,772
Telecom Italia SpA *	16,000	12,019
Telecom Italia SpA-RSP *	9,538	8,354
Terna - Rete Elettrica Nazionale	7,302	87,939
UniCredit SpA	146	12,482
Unipol Assicurazioni SpA	1,826	45,620

(Cost $772,895)		1,180,035

Japan — 31.0%
ABC-Mart, Inc.	919	15,443
Acom Co. Ltd.	378	1,241
Activia Properties, Inc. REIT	12	11,483
Advance Residence Investment Corp. REIT	7	7,712
Aeon Co. Ltd.	3,111	44,366
AEON REIT Investment Corp. REIT	9	7,880
AGC, Inc.	1,090	48,382
Aica Kogyo Co. Ltd.	1,764	44,889
Air Water, Inc.	4,885	67,882
Aisin Corp.	9,322	165,960
Ajinomoto Co., Inc.	2,289	72,837
Alfresa Holdings Corp.	1,185	20,334
Alps Alpine Co. Ltd.	1,648	24,748
Amada Co. Ltd.	6,476	107,951
Amano Corp.	1,005	26,386
ANA Holdings, Inc.	1,100	23,976
Asahi Group Holdings Ltd.	3,176	34,572
Asahi Intecc Co. Ltd.	532	11,470
Asahi Kasei Corp.	14,331	169,310
Asics Corp.	87	2,671
Astellas Pharma, Inc.	1,176	19,596
Azbil Corp.	7,152	66,607
Bandai Namco Holdings, Inc.	3,048	82,855
Bic Camera, Inc.	2,055	23,752
BIPROGY, Inc.	1,154	35,088
Blue Zones Holdings Co. Ltd.	448	27,633
Bridgestone Corp.	4,636	112,719
Brother Industries Ltd.	2,217	45,895
Calbee, Inc.	722	14,285
Canon Marketing Japan, Inc.	1,416	63,524
Canon, Inc.	2,190	66,798
Capcom Co. Ltd.	1,195	27,501

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Casio Computer Co. Ltd.	837	8,425
Central Japan Railway Co.	1,743	51,444
Chiba Bank Ltd.	700	10,433
Chubu Electric Power Co., Inc.	12,167	205,543
Chugai Pharmaceutical Co. Ltd.	70	4,688
Chugin Financial Group, Inc.	606	12,467
Chugoku Electric Power Co., Inc.	3,142	21,906
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	26,415
COMSYS Holdings Corp.	3,477	128,323
Cosmo Energy Holdings Co. Ltd.	620	19,129
Cosmos Pharmaceutical Corp.	614	27,285
CyberAgent, Inc.	1,360	12,004
Dai Nippon Printing Co. Ltd.	5,314	110,620
Daicel Corp.	4,935	51,823
Daido Steel Co. Ltd.	1,012	15,453
Daifuku Co. Ltd.	2,319	96,132
Dai-ichi Life Holdings, Inc.	1,601	16,520
Daikin Industries Ltd.	390	49,748
Daito Trust Construction Co. Ltd.	4,305	99,267
Daiwa House Industry Co. Ltd.	2,034	73,517
Daiwa House REIT Investment Corp. REIT	12	10,223
Daiwa Office Investment Corp. REIT	3	7,014
Daiwa Securities Living Investments Corp. REIT	10	7,424
Denso Corp.	4,057	58,468
Dentsu Soken, Inc.	357	4,505
DIC Corp.	1,297	36,794
Disco Corp.	8	3,869
DMG Mori Co. Ltd.	279	5,533
Dowa Holdings Co. Ltd.	125	9,247
East Japan Railway Co.	2,762	68,287
Ebara Corp.	2,070	73,479
Electric Power Development Co. Ltd.	4,842	115,681
ENEOS Holdings, Inc.	22,801	217,312
EXEO Group, Inc.	2,748	52,681
Ezaki Glico Co. Ltd.	450	17,484
FANUC Corp.	1,805	82,235
Fast Retailing Co. Ltd.	23	10,169
Food & Life Cos. Ltd.	210	13,538
FP Corp.	404	7,305
Frontier Real Estate Investment Corp. REIT	21	12,038
Fuji Electric Co. Ltd.	763	67,980
FUJIFILM Holdings Corp.	1,154	23,978
Fujitec Co. Ltd.	164	5,945
Fujitsu Ltd.	1,566	35,989
Fukuoka Financial Group, Inc.	250	10,958
Furukawa Electric Co. Ltd.	200	35,997
Fuyo General Lease Co. Ltd.	18	536

	Number of Shares	Value $
GLP J REIT	11	9,864
GMO internet group, Inc.	300	5,759
Goldwin, Inc.	379	5,989
GS Yuasa Corp.	649	23,113
Gunma Bank Ltd.	363	5,259
Hachijuni Nagano Bank Ltd.	1,098	14,625
Hakuhodo DY Holdings, Inc.	2,035	15,263
Hamamatsu Photonics KK	576	7,465
Hankyu Hanshin Holdings, Inc.	967	28,213
Haseko Corp.	1,672	36,562
Hikari Tsushin, Inc.	65	18,406
Hirogin Holdings, Inc.	600	7,442
Hirose Electric Co. Ltd.	255	38,113
Hisamitsu Pharmaceutical Co., Inc.	271	10,467
Hitachi Construction Machinery Co. Ltd.	809	36,412
Hitachi Ltd.	612	20,486
Honda Motor Co. Ltd.	3,277	33,258
Horiba Ltd.	434	58,501
Hoshizaki Corp.	1,029	36,223
House Foods Group, Inc.	1,156	22,857
Hoya Corp.	158	28,604
Hulic Co. Ltd.	5,008	66,367
Idemitsu Kosan Co. Ltd.	9,725	92,874
IHI Corp.	693	19,100
Iida Group Holdings Co. Ltd.	1,218	21,696
Industrial & Infrastructure Fund Investment Corp. REIT	12	11,683
INFRONEER Holdings, Inc.	1,795	30,111
Inpex Corp.	3,975	96,749
Internet Initiative Japan, Inc.	600	8,755
Invincible Investment Corp. REIT	49	20,808
Isetan Mitsukoshi Holdings Ltd.	1,213	23,930
Isuzu Motors Ltd.	2,942	54,996
Ito En Ltd.	300	5,836
ITOCHU Corp.	3,175	46,163
Itoham Yonekyu Holdings, Inc.	685	28,299
Iwatani Corp.	1,809	23,857
Iyogin Holdings, Inc.	527	11,456
Izumi Co. Ltd.	738	4,907
J. Front Retailing Co. Ltd.	1,631	26,953
Japan Airlines Co. Ltd.	2,322	48,009
Japan Airport Terminal Co. Ltd.	425	14,520
Japan Hotel REIT Investment Corp. REIT	27	14,665
Japan Logistics Fund, Inc. REIT	10	6,649
Japan Metropolitan Fund Invest REIT	18	14,031
Japan Post Holdings Co. Ltd.	1,052	13,719
Japan Post Insurance Co. Ltd.	239	7,810
Japan Prime Realty Investment Corp. REIT	19	12,973

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Japan Real Estate Investment Corp. REIT	26	21,666
Japan Tobacco, Inc.	507	19,442
Jeol Ltd.	111	4,897
JFE Holdings, Inc.	1,765	24,877
JGC Holdings Corp.	1,847	29,304
JTEKT Corp.	2,652	36,504
Justsystems Corp.	123	3,092
JX Advanced Metals Corp.	549	14,625
Kagome Co. Ltd.	265	4,921
Kajima Corp.	2,377	108,737
Kakaku.com, Inc.	431	4,752
Kamigumi Co. Ltd.	3,255	121,256
Kandenko Co. Ltd.	2,495	111,642
Kaneka Corp.	1,122	37,938
Kansai Electric Power Co., Inc.	3,815	68,982
Kansai Paint Co. Ltd.	1,113	19,704
Kao Corp.	937	40,055
Kawasaki Heavy Industries Ltd.	121	14,148
KDDI Corp.	2,585	44,224
KDX Realty Investment Corp. REIT	63	68,599
Keihan Holdings Co. Ltd.	800	17,755
Keikyu Corp.	1,104	11,063
Keio Corp.	500	13,441
Keisei Electric Railway Co. Ltd.	622	5,402
Kewpie Corp.	1,632	46,809
Keyence Corp.	7	2,962
Kikkoman Corp.	1,734	16,660
Kinden Corp.	2,862	155,597
Kintetsu Group Holdings Co. Ltd.	900	19,046
Kioxia Holdings Corp. *	1,215	165,061
Kirin Holdings Co. Ltd.	1,151	19,957
Kobayashi Pharmaceutical Co. Ltd.	63	2,353
Kobe Bussan Co. Ltd.	300	7,121
Kobe Steel Ltd.	1,557	22,688
Koei Tecmo Holdings Co. Ltd.	1,426	16,477
Koito Manufacturing Co. Ltd.	3,100	56,013
Kokuyo Co. Ltd.	12,683	74,802
Komatsu Ltd.	4,798	231,503
Konami Group Corp.	232	30,953
Konica Minolta, Inc.	1,100	4,205
Kotobuki Spirits Co. Ltd.	400	5,092
Kraftia Corp.	283	19,151
K’s Holdings Corp.	3,874	42,567
Kubota Corp.	1,455	29,599
Kuraray Co. Ltd.	2,139	25,284
Kurita Water Industries Ltd.	808	45,093
Kusuri no Aoki Holdings Co. Ltd.	90	2,343
Kyocera Corp.	2,306	40,817
Kyoto Financial Group, Inc.	279	6,928

	Number of Shares	Value $
Kyowa Kirin Co. Ltd.	200	3,696
Kyushu Electric Power Co., Inc.	5,888	75,955
Kyushu Railway Co.	996	25,288
LaSalle Logiport REIT	10	9,864
Lion Corp.	3,328	39,190
Lixil Corp.	3,333	39,174
LY Corp.	1,200	2,990
M3, Inc.	354	3,895
Mabuchi Motor Co. Ltd.	4,122	48,580
Macnica Holdings, Inc.	390	6,916
Makita Corp.	1,141	44,251
Marubeni Corp.	4,940	190,101
Marui Group Co. Ltd.	582	11,832
Maruichi Steel Tube Ltd.	6,670	69,424
Maruwa Co. Ltd./Aichi	17	6,673
MatsukiyoCocokara & Co.	4,184	69,383
Mazda Motor Corp.	1,457	12,958
McDonald’s Holdings Co. Japan Ltd.	569	27,079
Mebuki Financial Group, Inc.	1,400	12,043
Medipal Holdings Corp.	5,240	102,937
MEIJI Holdings Co. Ltd.	1,913	49,343
MINEBEA MITSUMI, Inc.	371	7,994
MISUMI Group, Inc.	1,030	20,768
Mitsubishi Chemical Group Corp.	10,439	77,595
Mitsubishi Corp.	2,494	84,504
Mitsubishi Electric Corp.	4,886	187,491
Mitsubishi Estate Co. Ltd.	1,400	47,329
Mitsubishi Gas Chemical Co., Inc.	1,149	32,117
Mitsubishi HC Capital, Inc.	575	5,576
Mitsubishi Heavy Industries Ltd.	578	18,563
Mitsubishi Logistics Corp.	5,455	50,069
Mitsubishi Materials Corp.	1,830	70,399
Mitsubishi Motors Corp.	1,300	3,573
Mitsubishi UFJ Financial Group, Inc.	84	1,597
Mitsui & Co. Ltd.	2,523	94,892
Mitsui Chemicals, Inc.	3,422	52,166
Mitsui Fudosan Co. Ltd.	2,682	36,187
Mitsui Fudosan Logistics Park, Inc. REIT	8	6,031
Mitsui Kinzoku Co. Ltd.	1,271	300,481
Mitsui OSK Lines Ltd.	674	25,030
Miura Co. Ltd.	266	5,495
Mizuho Financial Group, Inc.	255	11,680
Modec, Inc.	108	9,290
MonotaRO Co. Ltd.	284	3,785
Mori Hills REIT Investment Corp. REIT	6	5,649
Morinaga & Co. Ltd.	763	14,121

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
MS&AD Insurance Group Holdings, Inc.	1,763	49,415
Murata Manufacturing Co. Ltd.	1,490	39,205
Nabtesco Corp.	744	24,223
Nagase & Co. Ltd.	1,363	43,249
Nagoya Railroad Co. Ltd.	2,129	25,146
Nankai Electric Railway Co. Ltd.	1,117	22,286
NEC Corp.	1,314	36,476
Nexon Co. Ltd.	300	6,381
NGK Insulators Ltd.	5,230	153,659
NH Foods Ltd.	1,453	66,533
NHK Spring Co. Ltd.	2,791	53,809
Nichias Corp.	1,224	75,271
Nichirei Corp.	719	9,784
Nidec Corp.	701	11,054
Nifco, Inc.	1,805	64,096
Nikkon Holdings Co. Ltd.	1,719	43,491
Nikon Corp.	600	7,675
Nintendo Co. Ltd.	200	11,523
Nippon Accommodations Fund, Inc. REIT	5	4,416
Nippon Building Fund, Inc. REIT	21	19,544
Nippon Electric Glass Co. Ltd.	1,173	51,683
NIPPON EXPRESS HOLDINGS, Inc.	5,716	140,955
Nippon Kayaku Co. Ltd.	4,525	58,111
Nippon Paint Holdings Co. Ltd.	800	5,929
Nippon Prologis REIT, Inc. REIT	5	2,934
Nippon Sanso Holdings Corp.	507	19,462
Nippon Shinyaku Co. Ltd.	712	23,459
Nippon Shokubai Co. Ltd.	3,991	65,045
Nippon Steel Corp.	13,200	53,772
Nippon Television Holdings, Inc.	734	15,985
Nippon Yusen KK	1,517	52,168
Nipro Corp.	457	4,656
Nissan Chemical Corp.	1,598	72,743
Nissan Motor Co. Ltd. *	1,000	2,775
Nisshin Seifun Group, Inc.	2,639	36,916
Nissin Foods Holdings Co. Ltd.	261	5,510
Niterra Co. Ltd.	3,949	199,897
Nitto Denko Corp.	7,616	177,418
NOF Corp.	3,037	61,042
NOK Corp.	1,714	36,525
Nomura Holdings, Inc.	1,200	11,164
Nomura Real Estate Holdings, Inc.	1,452	10,812
Nomura Real Estate Master Fund, Inc. REIT	12	12,828
Nomura Research Institute Ltd.	451	12,615
NS Solutions Corp.	600	15,449
NSK Ltd.	5,411	48,816
NTT, Inc.	21,738	21,345
Obayashi Corp.	12,090	341,966

	Number of Shares	Value $
OBIC Business Consultants Co. Ltd.	99	4,008
Obic Co. Ltd.	780	20,983
Odakyu Electric Railway Co. Ltd.	1,210	13,892
Oji Holdings Corp.	17,079	107,698
OKUMA Corp.	666	19,900
Olympus Corp.	566	5,539
Omron Corp.	179	6,365
Ono Pharmaceutical Co. Ltd.	1,211	20,745
Open House Group Co. Ltd.	2,009	148,882
Oracle Corp.	136	8,216
Organo Corp.	113	12,558
Oriental Land Co. Ltd.	417	7,521
ORIX Corp.	1,736	61,634
Orix JREIT, Inc. REIT	46	30,672
Osaka Gas Co. Ltd.	6,188	258,261
Otsuka Corp.	656	13,231
Otsuka Holdings Co. Ltd.	1,001	68,667
PALTAC Corp.	872	28,250
Pan Pacific International Holdings Corp.	3,570	23,781
Panasonic Holdings Corp.	9,813	159,459
Park24 Co. Ltd.	800	11,529
Persol Holdings Co. Ltd.	22,995	36,792
Pola Orbis Holdings, Inc.	400	3,531
Recruit Holdings Co. Ltd.	138	6,069
Relo Group, Inc.	1,319	16,272
Resona Holdings, Inc.	1,000	12,237
Resonac Holdings Corp.	690	52,725
Resorttrust, Inc.	3,893	48,250
Ricoh Co. Ltd.	1,312	12,353
Rinnai Corp.	2,422	63,185
Ryohin Keikaku Co. Ltd.	1,377	31,725
Sankyo Co. Ltd.	6,466	91,321
Sankyu, Inc.	1,771	113,945
Sanrio Co. Ltd.	79	2,897
Santen Pharmaceutical Co. Ltd.	3,096	34,673
Sanwa Holdings Corp.	3,688	97,654
Sapporo Holdings Ltd.	255	2,899
Sawai Group Holdings Co. Ltd.	1,199	17,825
SBI Holdings, Inc.	1,142	24,504
SCREEN Holdings Co. Ltd.	214	31,423
Secom Co. Ltd.	2,508	96,995
Sega Sammy Holdings, Inc.	278	4,656
Seibu Holdings, Inc.	3,385	100,601
Seiko Epson Corp.	807	10,945
Seino Holdings Co. Ltd.	1,716	29,297
Sekisui Chemical Co. Ltd.	10,687	208,709
Sekisui House Ltd.	670	16,419
Sekisui House Reit, Inc. REIT	45	27,123
Seven & i Holdings Co. Ltd.	853	11,995
Seven Bank Ltd.	2,200	4,240

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
SG Holdings Co. Ltd.	4,608	46,810
Shikoku Electric Power Co., Inc.	4,480	50,819
Shimadzu Corp.	647	18,064
Shimamura Co. Ltd.	3,180	73,244
Shimano, Inc.	41	4,401
Shimizu Corp.	7,251	162,227
Shin-Etsu Chemical Co. Ltd.	619	24,455
Shionogi & Co. Ltd.	4,796	112,554
Shizuoka Financial Group, Inc.	1,127	22,695
SHO-BOND Holdings Co. Ltd.	2,068	19,471
SKY Perfect JSAT Holdings, Inc.	4,540	83,487
Skylark Holdings Co. Ltd.	1,268	29,189
SMC Corp.	51	24,637
SoftBank Corp.	24,952	34,170
Sohgo Security Services Co. Ltd.	5,859	48,073
Sojitz Corp.	1,874	84,983
Sompo Holdings, Inc.	823	32,920
Sony Financial Group, Inc. *	669	685
Sony Group Corp.	669	15,610
Sotetsu Holdings, Inc.	623	11,736
Square Enix Holdings Co. Ltd.	1,349	22,245
Stanley Electric Co. Ltd.	2,312	48,869
Subaru Corp.	6,683	126,982
Sugi Holdings Co. Ltd.	1,217	27,984
Sumitomo Bakelite Co. Ltd.	1,008	38,861
Sumitomo Chemical Co. Ltd.	24,079	87,864
Sumitomo Corp.	3,654	155,943
Sumitomo Electric Industries Ltd.	5,645	375,128
Sumitomo Heavy Industries Ltd.	392	15,499
Sumitomo Metal Mining Co. Ltd.	269	21,753
Sumitomo Mitsui Financial Group, Inc.	94	3,611
Sumitomo Mitsui Trust Holdings, Inc.	775	27,217
Sumitomo Realty & Development Co. Ltd.	1,120	37,935
Sumitomo Rubber Industries Ltd.	1,301	23,178
Sundrug Co. Ltd.	1,528	41,321
Suntory Beverage & Food Ltd.	728	22,928
Suzuken Co. Ltd.	382	16,163
Suzuki Motor Corp.	6,015	91,328
Sysmex Corp.	352	3,319
T&D Holdings, Inc.	181	4,885
Taiheiyo Cement Corp.	1,625	46,765
Taisei Corp.	1,738	226,427
Taiyo Holdings Co. Ltd.	896	30,824
Takara Holdings, Inc.	490	5,110
Takasago Thermal Engineering Co. Ltd.	1,118	37,523
Takashimaya Co. Ltd.	2,776	35,188
Takeda Pharmaceutical Co. Ltd.	470	17,518

	Number of Shares	Value $
TBS Holdings, Inc.	417	15,785
TDK Corp.	2,377	36,913
Teijin Ltd.	4,003	44,446
Terumo Corp.	1,627	21,989
THK Co. Ltd.	295	10,651
TIS, Inc.	1,591	32,854
Tobu Railway Co. Ltd.	1,876	37,802
Toda Corp.	2,126	22,203
Toho Co. Ltd.	4,980	49,920
Toho Gas Co. Ltd.	1,826	65,824
Tohoku Electric Power Co., Inc.	3,230	26,802
Tokai Carbon Co. Ltd.	1,000	7,132
Tokio Marine Holdings, Inc.	931	38,922
Tokyo Century Corp.	429	6,273
Tokyo Electric Power Co. Holdings, Inc. *	2,139	9,596
Tokyo Electron Ltd.	36	10,148
Tokyo Gas Co. Ltd.	4,516	221,454
Tokyo Metro Co. Ltd.	1,117	11,962
Tokyo Ohka Kogyo Co. Ltd.	935	55,217
Tokyo Seimitsu Co. Ltd.	125	13,851
Tokyo Tatemono Co. Ltd.	1,872	52,446
Tokyu Corp.	1,914	24,488
Tokyu Fudosan Holdings Corp.	2,977	29,946
Tomy Co. Ltd.	608	11,192
TOPPAN Holdings, Inc.	1,190	40,893
Toray Industries, Inc.	24,111	206,941
Toridoll Holdings Corp.	268	7,313
Tosoh Corp.	7,856	137,345
TOTO Ltd.	488	19,107
Toyo Seikan Group Holdings Ltd.	3,339	87,258
Toyo Suisan Kaisha Ltd.	892	70,246
Toyo Tire Corp.	2,821	87,218
Toyoda Gosei Co. Ltd.	2,131	69,489
Toyota Boshoku Corp.	2,784	57,080
Toyota Industries Corp.	282	36,540
Toyota Motor Corp.	283	6,933
Toyota Tsusho Corp.	3,781	169,234
Trend Micro, Inc.	261	8,693
TS Tech Co. Ltd.	1,998	25,780
Tsumura & Co.	289	7,756
Tsuruha Holdings, Inc.	8,021	134,861
UBE Corp.	743	13,746
Ulvac, Inc.	129	8,659
Unicharm Corp.	1,032	7,069
United Urban Investment Corp. REIT	17	20,188
USS Co. Ltd.	6,039	73,590
West Japan Railway Co.	3,982	85,544
Workman Co. Ltd.	259	12,906
Yakult Honsha Co. Ltd.	922	15,440
Yamada Holdings Co. Ltd.	6,058	22,529

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Yamaguchi Financial Group, Inc.	500	8,813
Yamaha Corp.	1,758	13,636
Yamaha Motor Co. Ltd.	2,086	16,608
Yamato Holdings Co. Ltd.	2,622	32,144
Yamato Kogyo Co. Ltd.	564	46,980
Yamazaki Baking Co. Ltd.	1,541	34,635
Yaskawa Electric Corp.	153	5,405
Yokogawa Electric Corp.	2,189	87,560
Yokohama Financial Group, Inc.	1,100	11,907
Yokohama Rubber Co. Ltd.	843	42,559
Zenkoku Hosho Co. Ltd.	3,071	63,259
Zensho Holdings Co. Ltd.	323	20,542
Zeon Corp.	4,756	65,221
ZOZO, Inc.	884	6,449

(Cost $12,837,466)		18,492,172

Luxembourg — 0.4%
ArcelorMittal SA	1,739	113,914
Eurofins Scientific SE	810	65,186
RTL Group SA	866	37,985
Tenaris SA	1,691	46,161

(Cost $173,257)		263,246

Mexico — 0.0%
Fresnillo PLC

(Cost $3,710)	312	17,785

Netherlands — 1.7%
ABN AMRO Bank NV CVA, 144A	413	13,829
Akzo Nobel NV	671	47,234
Argenx SE *	9	6,986
ASR Nederland NV	183	13,275
CTP NV, 144A	1,690	35,877
Euronext NV, 144A	71	11,736
EXOR NV	1,005	88,224
Ferrovial SE	1,135	84,640
Heineken Holding NV	575	49,696
Heineken NV	194	17,995
ING Groep NV	187	5,438
JDE Peet’s NV	978	36,605
Koninklijke Ahold Delhaize NV	5,102	251,620
Koninklijke KPN NV	29,865	169,291
Koninklijke Philips NV	121	3,869
Koninklijke Vopak NV	586	32,131
Magnum Ice Cream Co. NV *	56	885
NN Group NV	379	31,011
Prosus NV *	147	7,552
QIAGEN NV	692	34,283
Randstad NV	546	17,941
Universal Music Group NV	386	8,709
Wolters Kluwer NV	174	13,990

(Cost $748,085)		982,817

	Number of Shares	Value $
New Zealand — 0.4%
a2 Milk Co. Ltd.	2,005	13,903
Air New Zealand Ltd.	62,868	20,937
Auckland International Airport Ltd.	5,025	27,620
Contact Energy Ltd.	11,376	63,415
Fisher & Paykel Healthcare Corp. Ltd.	2,130	52,274
Fletcher Building Ltd. *	1,705	3,591
Mainfreight Ltd.	667	25,755
Mercury NZ Ltd.	2,764	10,598
Spark New Zealand Ltd.	14,622	20,005
Xero Ltd. *	46	2,725

(Cost $207,207)		240,823

Norway — 1.3%
Aker ASA, Class A	831	80,712
Aker BP ASA	2,063	62,063
DNB Bank ASA	1,143	36,224
Equinor ASA	1,155	34,188
Gjensidige Forsikring ASA	1,024	28,890
Kongsberg Gruppen ASA	1,128	45,744
Mowi ASA	2,418	56,985
Norsk Hydro ASA	5,986	55,459
Orkla ASA	10,917	149,295
Salmar ASA	126	7,536
Telenor ASA	5,446	100,924
Var Energi ASA	4,727	17,634
Vend Marketplaces ASA, Class B	1,629	40,822
Yara International ASA	728	36,785

(Cost $552,991)		753,261

Poland — 0.7%
Allegro.eu SA, 144A *	560	4,351
Bank Polska Kasa Opieki SA	644	40,774
Dino Polska SA, 144A *	3,451	38,831
KGHM Polska Miedz SA *	360	33,807
LPP SA	1	5,786
ORLEN SA	5,514	176,965
Powszechna Kasa Oszczednosci Bank Polski SA	1,454	37,630
Powszechny Zaklad Ubezpieczen SA	3,317	62,800
Santander Bank Polska SA	105	17,375

(Cost $264,434)		418,319

Portugal — 0.4%
Banco Comercial Portugues SA, Class R	6,904	7,268
EDP SA	13,774	73,443
Galp Energia SGPS SA	2,119	45,585
Jeronimo Martins SGPS SA	4,411	115,932

(Cost $200,793)		242,228

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Russia — 0.0%
Evraz PLC * (c)

(Cost $35,071)	4,559	0

Singapore — 2.5%
BOC Aviation Ltd., 144A	2,942	32,759
CapitaLand Ascendas REIT	25,288	53,781
CapitaLand Ascott Trust (a)	18,197	13,955
CapitaLand Integrated Commercial Trust REIT	32,394	62,747
CapitaLand Investment Ltd.	4,317	10,444
City Developments Ltd.	1,982	15,388
ComfortDelGro Corp. Ltd.	67,629	82,875
DBS Group Holdings Ltd.	733	33,102
Frasers Logistics & Commercial Trust REIT	6,838	5,352
Genting Singapore Ltd.	64,978	36,731
Jardine Cycle & Carriage Ltd.	937	26,195
Keppel REIT	11,404	8,746
Keppel DC REIT	25,973	47,435
Keppel Ltd.	13,425	138,830
Mapletree Industrial Trust REIT	11,622	18,744
Mapletree Logistics Trust REIT	4,390	4,477
Mapletree Pan Asia Commercial Trust REIT	19,269	21,633
NETLINK NBN TRUST	28,771	22,519
Oversea-Chinese Banking Corp. Ltd.	2,580	43,712
SATS Ltd.	8,186	25,370
Sembcorp Industries Ltd.	7,523	36,400
SIA Engineering Co. Ltd.	7,829	21,788
Singapore Airlines Ltd.	17,979	102,059
Singapore Exchange Ltd.	15,367	221,117
Singapore Technologies Engineering Ltd.	21,205	167,145
Singapore Telecommunications Ltd.	12,571	50,091
StarHub Ltd.	11,533	9,392
Suntec Real Estate Investment Trust REIT	4,488	5,038
United Overseas Bank Ltd.	1,504	43,960
UOL Group Ltd.	5,938	52,955
Venture Corp. Ltd.	5,297	65,456
Wilmar International Ltd.	12,700	35,343

(Cost $1,045,090)		1,515,539

South Korea — 7.0%
Amorepacific Holdings Corp.	286	6,233
BGF retail Co. Ltd.	277	24,032
BNK Financial Group, Inc.	1,889	26,172
Cheil Worldwide, Inc.	2,855	43,564
CJ CheilJedang Corp.	32	4,760
CJ Corp.	152	23,088
CJ Logistics Corp.	42	3,854
Coway Co. Ltd. *	376	21,407

	Number of Shares	Value $
DB Insurance Co. Ltd.	780	99,283
Dongsuh Cos., Inc.	143	2,729
Doosan Bobcat, Inc. *	134	6,055
E-MART, Inc.	366	26,715
F&F Co. Ltd. / New	114	5,603
GS Engineering & Construction Corp.	272	4,235
GS Holdings Corp.	972	46,421
GS Retail Co. Ltd.	326	4,986
Hana Financial Group, Inc.	1,478	125,145
Hankook Tire & Technology Co. Ltd.	900	45,610
Hanwha Corp. *	73	6,932
Hanwha Vision Co. Ltd. *	66	3,918
HD Hyundai Co. Ltd.	1,085	220,620
HD Hyundai Heavy Industries Co. Ltd.	16	6,707
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	215	67,258
Hite Jinro Co. Ltd.	890	10,994
HL Mando Co. Ltd.	85	3,711
Hyundai Engineering & Construction Co. Ltd.	951	108,884
Hyundai Glovis Co. Ltd.	824	165,831
Hyundai Marine & Fire Insurance Co. Ltd. *	434	10,363
Hyundai Mobis Co. Ltd.	850	305,492
Hyundai Motor Co.	83	38,889
Hyundai Steel Co.	1,033	33,392
iM Financial Group Co. Ltd.	3,211	41,050
Industrial Bank of Korea	3,371	60,343
Kangwon Land, Inc.	4,534	60,044
KB Financial Group, Inc.	726	80,246
KCC Corp.	24	10,861
KEPCO Plant Service & Engineering Co. Ltd. *	924	39,825
Kia Corp.	1,180	168,571
Korea Electric Power Corp.	3,547	144,247
Korea Investment Holdings Co. Ltd.	145	26,057
Korean Air Lines Co. Ltd. *	2,144	41,881
Krafton, Inc. *	17	2,937
KT&G Corp.	1,953	221,435
LG CNS Co. Ltd.	692	35,839
LG Corp.	437	32,718
LG Display Co. Ltd. *	1,577	15,721
LG Electronics, Inc.	115	11,648
LG H&H Co. Ltd.	34	6,311
LG Uplus Corp.	8,592	98,792
Lotte Corp.	411	10,214
LS Corp. *	35	6,922
Meritz Financial Group, Inc. *	30	2,651
Misto Holdings Corp.	131	4,462

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
NAVER Corp.	335	59,268
NH Investment & Securities Co. Ltd.	205	5,059
NongShim Co. Ltd. *	55	16,441
Orion Corp. *	816	75,672
Otoki Corp.	42	11,606
POSCO Holdings, Inc.	75	21,533
S-1 Corp.	760	46,387
Samsung Biologics Co. Ltd., 144A *	1	1,236
Samsung C&T Corp.	795	193,707
Samsung Card Co. Ltd.	221	9,679
Samsung E&A Co. Ltd.	3,009	76,140
Samsung Electro-Mechanics Co. Ltd.	484	150,903
Samsung Electronics Co. Ltd.	241	36,271
Samsung Fire & Marine Insurance Co. Ltd.	298	109,795
Samsung Heavy Industries Co. Ltd. *	1,180	23,748
Samsung Life Insurance Co. Ltd.	181	28,940
Samsung SDS Co. Ltd.	297	40,261
Samsung Securities Co. Ltd.	1,386	102,902
Shinhan Financial Group Co. Ltd.	1,217	81,979
SK hynix, Inc.	183	134,976
SK Square Co. Ltd. *	169	75,777
SK, Inc.	184	51,292
S-Oil Corp. *	119	9,100
Woori Financial Group, Inc.	7,734	193,552

(Cost $2,227,586)		4,181,882

Spain — 2.2%
Acciona SA	498	145,116
ACS Actividades de Construccion y Servicios SA	3,670	474,916
Aena Sme SA, 144A	1,990	62,664
Amadeus IT Group SA	543	33,813
Banco Bilbao Vizcaya Argentaria SA	248	5,783
Banco de Sabadell SA	1,461	5,534
Banco Santander SA	1,169	14,893
Bankinter SA	1,568	26,243
CaixaBank SA	1,379	17,128
Cellnex Telecom SA, 144A *	97	3,681
Corp ACCIONA Energias Renovables SA	221	5,767
Endesa SA	1,993	81,348
Iberdrola SA	2,178	51,560
Industria de Diseno Textil SA	79	5,300
Mapfre SA	10,335	48,200
Merlin Properties Socimi SA REIT	584	10,350
Naturgy Energy Group SA	578	17,975
Redeia Corp. SA	1,959	36,383

	Number of Shares	Value $
Repsol SA	6,585	147,840
Telefonica SA	26,316	119,624

(Cost $816,576)		1,314,118

Sweden — 3.3%
AAK AB	395	10,831
AddTech AB, Class B	492	18,246
Alfa Laval AB	796	47,199
Assa Abloy AB, Class B	951	40,643
Atlas Copco AB, Class A	715	15,457
Atlas Copco AB, Class B	379	7,135
Axfood AB	653	23,811
Beijer Ref AB	487	7,646
Boliden AB *	3,292	261,752
Epiroc AB, Class A	898	27,062
Epiroc AB, Class B	558	14,534
Essity AB, Class B	1,969	62,697
Evolution AB, 144A	141	8,570
Getinge AB, Class B	271	6,094
H & M Hennes & Mauritz AB, Class B	579	12,366
Hexagon AB, Class B	2,234	25,478
Holmen AB, Class B	700	27,666
Industrivarden AB, Class A	1,006	57,366
Industrivarden AB, Class C	1,305	74,025
Indutrade AB	162	4,216
Investor AB, Class A	531	22,046
Investor AB, Class B	1,612	67,490
L E Lundbergforetagen AB, Class B	94	6,178
Lifco AB, Class B	296	10,557
Saab AB, Class B	206	14,918
Sagax AB, Class B	91	1,926
Sagax AB, Class D	3,672	14,265
Sandvik AB	2,234	98,892
Securitas AB, Class B	5,417	96,481
Skandinaviska Enskilda Banken AB, Class A	839	17,928
Skanska AB, Class B	5,680	175,009
SKF AB, Class B	2,755	79,267
SSAB AB, Class A	2,208	19,754
SSAB AB, Class B	6,754	59,795
Svenska Cellulosa AB SCA, Class B	1,439	19,593
Svenska Handelsbanken AB, Class A	1,327	21,267
Sweco AB, Class B	557	8,927
Swedbank AB, Class A	1,436	55,354
Swedish Orphan Biovitrum AB *	204	8,940
Tele2 AB, Class B	6,651	140,648
Telefonaktiebolaget LM Ericsson, Class B	8,188	94,879
Telia Co. AB	15,794	81,153
Trelleborg AB, Class B	580	25,443

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Volvo AB, Class A	327	12,757
Volvo AB, Class B	2,112	82,349

(Cost $1,205,920)		1,988,610

Switzerland — 3.3%
ABB Ltd.	420	39,223
Adecco Group AG	1,122	31,455
Alcon, Inc.	193	16,779
Amrize Ltd. *	892	57,054
Avolta AG *	472	31,148
Banque Cantonale Vaudoise	27	4,139
Belimo Holding AG	47	47,180
BKW AG	299	58,863
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	65,848
Cie Financiere Richemont SA, Class A	81	16,562
Coca-Cola HBC AG *	2,560	165,550
DKSH Holding AG	373	30,216
DSM-Firmenich AG	88	6,280
Emmi AG	9	9,479
EMS-Chemie Holding AG	22	18,280
Flughafen Zurich AG	237	81,358
Geberit AG	161	135,658
Georg Fischer AG	339	21,502
Givaudan SA	3	12,062
Glencore PLC *	2,149	15,429
Helvetia Baloise Holding AG	115	29,907
Holcim AG *	3,156	290,875
Julius Baer Group Ltd.	338	28,832
Kuehne + Nagel International AG	86	20,056
Logitech International SA	538	49,557
Lonza Group AG	17	11,853
Nestle SA	57	6,224
Novartis AG	122	20,702
Partners Group Holding AG	23	25,642
PSP Swiss Property AG	322	69,378
Roche Holding AG	23	10,976
Sandoz Group AG	321	28,391
Schindler Holding AG	80	29,283
Schindler Holding AG Participation Certificates	145	55,357
SGS SA	304	38,343
SIG Group AG *	928	15,108
Sika AG	46	9,540
Sonova Holding AG	59	15,489
STMicroelectronics NV	321	10,768
STMicroelectronics NV, Class Y	100	3,361
Straumann Holding AG	39	4,696
Swatch Group AG — Bearer	103	26,358
Swatch Group AG — Registered	269	13,425
Swiss Life Holding AG	13	14,899

	Number of Shares	Value $
Swiss Prime Site AG	264	50,359
Swiss Re AG	285	50,381
Swisscom AG	53	49,723
Swissquote Group Holding SA	41	21,954
Temenos AG	112	10,413
UBS Group AG	171	7,118
VAT Group AG, 144A	21	14,860
VZ Holding AG	73	13,745
Zurich Insurance Group AG	47	35,483

(Cost $1,381,642)		1,947,121

Thailand — 0.1%
Thai Beverage PCL

(Cost $39,083)	100,466	36,537

United Kingdom — 8.5%
3i Group PLC	4,039	180,392
Admiral Group PLC	4,222	168,245
Airtel Africa PLC, 144A	1,657	7,775
Anglo American PLC	88	4,379
Ashtead Group PLC	406	29,072
Associated British Foods PLC	2,938	78,091
AstraZeneca PLC	36	7,522
Autotrader Group PLC, 144A	4,015	26,607
Aviva PLC	4,705	43,394
BAE Systems PLC	2,922	82,970
Barclays PLC	2,623	15,970
Barratt Redrow PLC	906	4,447
Beazley PLC	14,855	253,043
Berkeley Group Holdings PLC	434	25,230
BP PLC	5,620	36,090
British American Tobacco PLC	917	57,205
British Land Co. PLC REIT	2,993	16,418
BT Group PLC	32,929	95,980
Bunzl PLC	445	13,126
Burberry Group PLC *	666	10,414
Centrica PLC	84,061	225,071
Coca-Cola Europacific Partners PLC	244	26,867
Compass Group PLC	1,899	58,160
Convatec Group PLC, 144A	8,734	30,108
Croda International PLC	185	7,695
Diageo PLC	758	16,942
Diploma PLC	541	41,277
Endeavour Mining PLC	540	38,406
GSK PLC	1,982	58,650
Haleon PLC	6,428	35,061
Halma PLC	1,764	99,228
Hikma Pharmaceuticals PLC	1,323	23,372
Howden Joinery Group PLC	3,035	39,580
HSBC Holdings PLC	355	6,651
ICG PLC	743	16,772
IMI PLC	3,329	128,900

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Imperial Brands PLC	9,568	427,718
Informa PLC	2,486	28,015
InterContinental Hotels Group PLC	505	69,437
International Consolidated Airlines Group SA	3,452	19,664
Intertek Group PLC	1,004	63,739
J Sainsbury PLC	34,623	162,456
Kingfisher PLC	18,492	92,112
Land Securities Group PLC REIT	2,786	24,216
Legal & General Group PLC	1,687	6,153
Lloyds Banking Group PLC	27,314	37,622
Marks & Spencer Group PLC	8,251	43,984
Melrose Industries PLC	797	6,063
Mondi PLC	1,712	20,421
National Grid PLC	2,196	41,068
NatWest Group PLC	4,112	34,221
Next PLC	1,004	182,497
Pearson PLC	4,836	62,404
Persimmon PLC	730	14,781
Phoenix Group Holdings PLC	1,481	15,272
Reckitt Benckiser Group PLC	1,343	117,581
RELX PLC	559	19,420
Rentokil Initial PLC	5,250	32,200
Rightmove PLC	5,660	34,045
Rio Tinto PLC	1,356	133,723
Sage Group PLC	5,149	56,890
Schroders PLC	3,723	29,332
Segro PLC REIT	1,281	14,487
Severn Trent PLC	1,024	45,156
Shell PLC	714	29,504
Smith & Nephew PLC	3,299	60,831
Smiths Group PLC	4,739	174,957
Spirax Group PLC	268	28,483
SSE PLC	2,715	98,153
St. James’s Place PLC	414	7,514
Standard Chartered PLC	122	3,005
Taylor Wimpey PLC	7,256	11,028
Tesco PLC	55,663	359,663
Unilever PLC	252	18,522
UNITE Group PLC REIT	3,138	21,263
United Utilities Group PLC	4,662	87,311
Vodafone Group PLC	109,137	168,005
Weir Group PLC	1,634	77,372
Whitbread PLC	979	34,222
Wise PLC, Class A *	3,367	38,953
WPP PLC	1,207	4,463

(Cost $3,510,605)		5,067,036

United States — 0.2%
Brookfield Asset Management Ltd., Class A	102	4,763
RB Global, Inc.	475	47,857

	Number of Shares	Value $
Restaurant Brands International, Inc.	817	58,622
Samsonite Group SA, 144A	2,497	6,142

(Cost $116,960)		117,384
TOTAL COMMON STOCKS

(Cost $41,106,301)		59,074,098
PREFERRED STOCKS — 0.3%

Germany — 0.2%
Bayerische Motoren Werke AG	46	4,829
FUCHS SE	875	37,977
Henkel AG & Co. KGaA	338	33,195
Volkswagen AG	162	19,357

(Cost $81,653)		95,358

South Korea — 0.1%
Amorepacific Corp.	181	6,518
CJ CheilJedang Corp.	59	5,664
Hanwha Corp. *	348	13,571
Hyundai Motor Co.	36	8,096
Mirae Asset Securities Co. Ltd.	1,356	21,728
Samsung Fire & Marine Insurance Co. Ltd.	59	16,878

(Cost $37,914)		72,455
TOTAL PREFERRED STOCKS

(Cost $119,567)		167,813
WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.(c), expires 3/31/40

(Cost $0)	38	0
EXCHANGE-TRADED FUNDS — 0.1%
Vanguard FTSE Developed Markets ETF

(Cost $64,426)	1,250	87,800
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (d)

(Cost $93,155)	93,155	93,155
TOTAL INVESTMENTS — 99.5%
(Cost $41,383,449)		59,422,866
Other assets and liabilities, net — 0.5%		307,757
NET ASSETS — 100.0%		59,730,623

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG
9,666	—	(9,998)	3,906	(3,574)	—	—	—	—

DWS Group GmbH & Co. KGaA, 144A (b)
7,452	17,648	(874)	388	2,754	—	—	386	27,368

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (d)(e)
—	—	—	—	—	1	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (d)
88,719	1,375,222	(1,370,786)	—	—	2,024	—	93,155	93,155

105,837	1,392,870	(1,381,658)	4,294	(820)	2,025	—	93,541	120,523

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interests
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro EURO STOXX 50 Index	EUR	11	78,662	79,914	3/20/2026	1,252
MINI TOPIX Index	JPY	4	86,527	101,316	3/12/2026	14,789
MSCI EAFE Index	USD	1	144,378	158,255	3/20/2026	13,877

Total unrealized appreciation						29,918

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$59,074,098	$—	$0	$59,074,098
Preferred Stocks (a)	167,813	—	—	167,813
Warrants	—	—	0	0
Exchange-Traded Funds	87,800	—	—	87,800
Short-Term Investments (a)	93,155	—	—	93,155
Derivatives (b)
Futures Contracts	29,918	—	—	29,918

TOTAL	$59,452,784	$—	$0	$59,452,784

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 22

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $
COMMON STOCKS — 99.3%

Australia — 1.9%
ANZ Group Holdings Ltd.	26,656	760,616
APA Group (a)	10,100	66,219
Aristocrat Leisure Ltd.	5,092	174,473
ASX Ltd.	1,878	70,879
Atlassian Corp., Class A *	1,449	108,863
BHP Group Ltd.	46,394	1,931,192
Brambles Ltd.	12,801	228,796
CAR Group Ltd.	3,252	61,461
Cochlear Ltd.	546	77,436
Coles Group Ltd.	13,000	190,477
Commonwealth Bank of Australia	15,251	1,897,880
Computershare Ltd.	4,884	107,863
CSL Ltd.	4,433	463,641
Evolution Mining Ltd.	17,383	205,393
Fortescue Ltd.	15,427	232,414
Goodman Group REIT	19,075	393,405
Insurance Australia Group Ltd.	20,902	99,206
IREN Ltd. *	2,979	121,990
Lottery Corp. Ltd.	17,074	67,045
Lynas Rare Earths Ltd. *	8,174	110,562
Macquarie Group Ltd.	3,253	494,900
Medibank Pvt Ltd.	26,538	82,836
National Australia Bank Ltd.	27,806	971,378
Northern Star Resources Ltd.	12,443	268,508
Origin Energy Ltd.	16,982	147,042
Pro Medicus Ltd.	521	48,268
Qantas Airways Ltd.	7,145	50,664
QBE Insurance Group Ltd.	13,635	211,150
REA Group Ltd.	539	63,913
Rio Tinto Ltd.	3,402	405,681
Santos Ltd.	30,182	145,402
Scentre Group REIT	44,024	119,848
SGH Ltd.	1,575	52,417
Sigma Healthcare Ltd.	41,334	83,657
Sonic Healthcare Ltd.	4,469	75,895
South32 Ltd.	37,278	122,204
Stockland REIT	19,604	71,391
Suncorp Group Ltd.	9,624	100,341
Telstra Group Ltd.	32,512	120,019
Transurban Group (a)	28,694	293,236
Vicinity Ltd. REIT	29,513	51,530
Washington H Soul Pattinson & Co. Ltd.	3,178	86,629
Wesfarmers Ltd.	10,163	576,661
Westpac Banking Corp.	31,392	951,684
WiseTech Global Ltd.	2,093	70,910
Woodside Energy Group Ltd.	17,149	345,983

	Number of Shares	Value $
Woolworths Group Ltd.	10,876	279,028

(Cost $10,691,249)		13,660,986

Austria — 0.1%
BAWAG Group AG, 144A *	723	112,681
Erste Group Bank AG	2,775	329,938
OMV AG	1,186	76,737
Raiffeisen Bank International AG	1,201	59,926
Verbund AG	504	35,883

(Cost $376,526)		615,165

Belgium — 0.2%
Ageas SA/NV	1,487	110,434
Anheuser-Busch InBev SA/NV	9,138	742,516
D’ieteren Group	194	42,009
Elia Group SA/NV	461	73,372
Financiere de Tubize SA	182	48,672
Groupe Bruxelles Lambert NV	759	76,218
KBC Group NV	2,148	291,150
Lotus Bakeries NV	4	49,684
Sofina SA	121	35,973
Syensqo SA	707	40,377
UCB SA	1,133	337,510

(Cost $1,270,162)		1,847,915

Bermuda — 0.1%
Arch Capital Group Ltd. *	3,383	338,807
Everest Group Ltd.	369	123,796

(Cost $265,582)		462,603

Canada — 3.8%
Agnico Eagle Mines Ltd.	4,507	1,132,261
Alamos Gold, Inc., Class A	3,747	203,113
Alimentation Couche-Tard, Inc.	6,854	416,009
AltaGas Ltd.	2,474	84,096
ARC Resources Ltd.	4,815	89,320
AtkinsRealis Group Inc.	1,523	105,583
Bank of Montreal	6,460	929,840
Bank of Nova Scotia	11,053	838,629
Barrick Mining Corp.	15,147	768,650
BCE, Inc.	704	18,505
Bombardier, Inc., Class B *	802	165,763
Brookfield Corp.	18,505	811,650
CAE, Inc. *	2,535	75,185
Cameco Corp.	3,995	472,716
Canadian Imperial Bank of Commerce	8,348	843,400
Canadian National Railway Co.	4,565	512,347
Canadian Natural Resources Ltd.	18,664	816,571
Canadian Pacific Kansas City Ltd.	8,172	715,668
Canadian Tire Corp. Ltd., Class A	549	77,017
Canadian Utilities Ltd., Class A	1,162	40,530
CCL Industries, Inc., Class B	1,337	93,012
Celestica, Inc. *	1,010	280,506

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Cenovus Energy, Inc.	12,508	278,710
CGI, Inc.	1,692	123,763
Constellation Software, Inc.	185	341,916
Descartes Systems Group, Inc. *	746	49,349
Dollarama, Inc.	2,417	355,891
Element Fleet Management Corp.	3,272	77,947
Emera, Inc.	2,921	151,999
Empire Co. Ltd., Class A	1,207	42,816
Enbridge, Inc.	19,973	1,061,292
Fairfax Financial Holdings Ltd.	194	333,954
First Quantum Minerals Ltd. *	6,387	191,256
FirstService Corp.	368	57,996
Fortis, Inc.	4,653	267,713
Franco-Nevada Corp.	1,738	485,827
George Weston Ltd.	1,452	106,591
GFL Environmental, Inc.	2,089	92,331
Gildan Activewear, Inc.	1,638	111,658
Great-West Lifeco, Inc.	2,729	131,863
Hydro One Ltd., 144A	3,135	134,746
iA Financial Corp., Inc.	921	104,758
IGM Financial, Inc.	1,039	51,697
Imperial Oil Ltd.	1,612	188,580
Intact Financial Corp.	1,567	302,577
Ivanhoe Mines Ltd., Class A *	8,179	93,553
Keyera Corp.	1,840	70,235
Kinross Gold Corp.	11,347	419,486
Loblaw Cos. Ltd.	5,369	248,875
Lululemon Athletica, Inc. *	961	177,948
Lundin Gold, Inc.	1,080	101,812
Lundin Mining Corp.	6,780	216,049
Magna International, Inc.	2,446	154,255
Manulife Financial Corp.	15,703	559,222
Metro, Inc.	1,933	137,749
National Bank of Canada	3,587	500,684
Nutrien Ltd.	4,202	316,078
Open Text Corp.	2,176	53,911
Pan American Silver Corp.	4,031	276,585
Pembina Pipeline Corp.	5,280	232,090
Power Corp. of Canada	4,818	242,057
Rogers Communications, Inc., Class B	3,576	142,741
Royal Bank of Canada	12,709	2,125,264
Saputo, Inc.	2,074	66,211
Shopify, Inc., Class A *	11,067	1,336,219
Stantec, Inc.	989	91,587
Sun Life Financial, Inc.	5,246	343,874
Suncor Energy, Inc.	10,849	612,909
TC Energy Corp.	9,520	611,818
Teck Resources Ltd., Class B	4,035	237,008
TELUS Corp.	4,255	58,341
TFI International, Inc.	726	86,752

	Number of Shares	Value $
Thomson Reuters Corp.	1,341	129,130
TMX Group Ltd.	2,725	91,929
Toromont Industries Ltd.	765	118,745
Toronto-Dominion Bank	15,372	1,497,695
Tourmaline Oil Corp.	3,438	161,432
Waste Connections, Inc.	2,289	394,006
Wheaton Precious Metals Corp.	4,024	655,801
Whitecap Resources, Inc.	11,290	112,747
WSP Global, Inc.	1,169	198,058

(Cost $17,223,234)		27,408,457

Chile — 0.0%
Antofagasta PLC
(Cost $72,521)	3,532	202,670

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.
(Cost $46,502)	23,800	81,663

Czech Republic — 0.0%
CSG NV *
(Cost $65,169)	1,814	68,173

Denmark — 0.4%
A.P. Moller — Maersk A/S, Class A	28	68,584
A.P. Moller — Maersk A/S, Class B	39	96,606
Carlsberg AS, Class B	853	132,533
Coloplast A/S, Class B	1,065	82,130
Danske Bank A/S	6,118	319,145
Demant A/S *	778	24,196
DSV A/S	1,877	485,119
Genmab A/S *	554	161,831
Novo Nordisk A/S, Class B	28,994	1,090,024
Novonesis (Novozymes) B, Class B	3,034	180,036
Orsted AS, 144A *	4,295	101,810
Pandora A/S	762	60,209
ROCKWOOL A/S, Class B	551	18,246
Tryg A/S	3,251	80,453
Vestas Wind Systems A/S	9,213	236,513

(Cost $3,274,336)		3,137,435

Finland — 0.3%
Elisa OYJ	1,065	54,624
Fortum OYJ	4,245	99,289
Kesko OYJ, Class B	2,065	50,860
Kone OYJ, Class B	3,045	230,167
Metso Corp.	6,345	132,638
Neste OYJ	3,808	95,228
Nokia OYJ	47,549	364,019
Nordea Bank Abp	28,021	544,239
Orion OYJ, Class B	1,048	83,770
Sampo OYJ, Class A	20,959	232,318

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Stora Enso OYJ, Class R	4,430	60,177
UPM-Kymmene OYJ	5,063	161,283
Wartsila OYJ Abp	4,299	187,298

(Cost $1,838,434)		2,295,910

France — 2.8%
Accor SA	1,733	100,794
Aeroports de Paris SA	294	41,100
Air Liquide SA	5,301	1,115,586
Airbus SE	5,379	1,170,106
Alstom SA *	2,747	91,755
Amundi SA, 144A	587	56,173
AXA SA	14,782	723,606
Ayvens SA, 144A	2,690	34,302
BioMerieux	449	53,013
BNP Paribas SA	9,076	1,023,382
Bollore SE	8,530	49,914
Bouygues SA	1,964	122,159
Bureau Veritas SA	2,944	102,263
Capgemini SE	1,458	184,110
Carrefour SA	4,768	90,327
Cie de Saint-Gobain SA	4,039	411,266
Cie Generale des Etablissements Michelin SCA	5,774	234,517
Covivio SA REIT	652	47,844
Credit Agricole SA	8,922	197,885
Danone SA	5,948	510,137
Dassault Aviation SA	202	80,757
Dassault Systemes SE	5,928	129,835
Eiffage SA	570	98,393
Engie SA	16,171	552,364
EssilorLuxottica SA	2,744	729,613
Gecina SA REIT	462	42,793
Getlink SE	2,993	65,093
Hermes International SCA	290	701,584
Ipsen SA	274	53,412
Kering SA	684	230,893
Klepierre SA REIT	2,193	92,230
Legrand SA	2,331	423,428
L’Oreal SA	2,191	1,028,040
LVMH Moet Hennessy Louis Vuitton SE	2,262	1,453,153
Orange SA	17,064	366,483
Pernod Ricard SA	1,850	170,943
Publicis Groupe SA	2,053	182,816
Renault SA	1,709	64,792
Rexel SA	1,829	79,621
Safran SA	3,247	1,303,470
Sanofi SA	10,093	979,562
Sartorius Stedim Biotech	294	63,559
Schneider Electric SE	4,967	1,622,719
Societe Generale SA	6,162	537,367

	Number of Shares	Value $
Sodexo SA	888	48,649
Thales SA	820	246,788
TotalEnergies SE	18,065	1,435,040
Unibail-Rodamco-Westfield REIT *	1,083	135,734
Veolia Environnement SA	5,520	234,368
Vinci SA	4,457	740,681

(Cost $13,712,227)		20,254,419

Germany — 2.5%
adidas AG	1,503	280,741
Allianz SE	3,482	1,571,301
BASF SE	8,252	474,491
Bayer AG	8,921	442,493
Bayerische Motoren Werke AG	2,636	278,429
Beiersdorf AG	868	110,325
Brenntag SE	1,210	74,718
Commerzbank AG	6,420	262,650
Continental AG	946	81,671
CTS Eventim AG & Co. KGaA	680	55,278
Daimler Truck Holding AG	4,045	205,508
Delivery Hero SE, 144A *	1,348	31,283
Deutsche Bank AG (b)	16,252	581,324
Deutsche Boerse AG	1,696	465,374
Deutsche Lufthansa AG	5,064	54,338
Deutsche Post AG	8,562	506,469
Deutsche Telekom AG	33,039	1,329,823
E.ON SE	19,797	460,007
Evonik Industries AG	1,895	33,092
Fresenius Medical Care AG	1,754	81,699
Fresenius SE & Co. KGaA	3,621	217,614
GEA Group AG	1,408	109,554
Hannover Rueck SE	575	175,021
Heidelberg Materials AG	1,192	266,772
Henkel AG & Co. KGaA	968	87,719
Hensoldt AG	582	51,125
HOCHTIEF AG	140	68,202
Infineon Technologies AG	11,890	643,316
Knorr-Bremse AG	542	71,353
LEG Immobilien SE	589	49,237
Mercedes-Benz Group AG	6,646	462,969
Merck KGaA	1,151	174,358
MTU Aero Engines AG	480	207,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,188	779,325
Nemetschek SE	484	38,745
Rational AG	34	29,646
Rheinmetall AG	425	834,741
RWE AG	5,820	374,781
SAP SE	9,475	1,912,554
Scout24 SE, 144A	619	52,804
Siemens AG	6,887	2,011,730

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Siemens Energy AG	7,049	1,385,324
Siemens Healthineers AG, 144A	2,960	147,274
Symrise AG	1,223	112,025
Talanx AG	501	63,294
Vonovia SE	6,481	219,539
Zalando SE, 144A *	1,847	45,251

(Cost $11,812,698)		17,972,372

Hong Kong — 0.6%
AIA Group Ltd.	95,333	1,057,881
BOC Hong Kong Holdings Ltd.	35,329	202,792
CK Asset Holdings Ltd.	18,100	115,188
CK Hutchison Holdings Ltd.	23,391	192,579
CK Infrastructure Holdings Ltd.	5,596	47,539
CLP Holdings Ltd.	14,345	136,075
Futu Holdings Ltd., ADR *	557	82,904
Galaxy Entertainment Group Ltd.	17,945	95,803
Henderson Land Development Co. Ltd.	15,020	68,051
HKT Trust & HKT Ltd. (a)	27,509	43,397
Hong Kong & China Gas Co. Ltd.	112,719	109,662
Hong Kong Exchanges & Clearing Ltd.	10,892	583,439
Hongkong Land Holdings Ltd.	8,238	71,423
Jardine Matheson Holdings Ltd.	1,305	107,662
Link REIT	23,026	114,098
MTR Corp. Ltd.	14,925	71,246
Power Assets Holdings Ltd.	12,429	100,819
Prudential PLC	22,916	350,457
Sino Land Co. Ltd.	34,388	56,184
SITC International Holdings Co. Ltd.	13,145	56,095
Sun Hung Kai Properties Ltd.	12,617	235,496
Swire Pacific Ltd., Class A	2,807	30,197
Techtronic Industries Co. Ltd.	12,463	203,305
WH Group Ltd., 144A	70,267	88,394
Wharf Holdings Ltd.	8,913	29,512
Wharf Real Estate Investment Co. Ltd.	12,037	44,472

(Cost $3,951,020)		4,294,670

Ireland — 1.1%
Accenture PLC, Class A	5,613	1,171,545
AerCap Holdings NV	1,632	243,886
AIB Group PLC	18,699	195,390
Allegion PLC	826	133,110
Aptiv PLC *	2,077	152,742
Bank of Ireland Group PLC	8,286	161,767
CRH PLC	5,222	619,228
CRH PLC	811	97,304
Eaton Corp. PLC	3,527	1,325,870
Experian PLC	8,067	302,161
Kerry Group PLC, Class A	1,450	128,915
Kingspan Group PLC	1,432	142,616

	Number of Shares	Value $
Medtronic PLC	11,633	1,136,079
Ryanair Holdings PLC	7,314	236,789
Smurfit Westrock PLC	4,276	201,015
Smurfit Westrock PLC	457	21,228
TE Connectivity PLC	2,687	618,413
Trane Technologies PLC	2,020	933,886

(Cost $5,945,417)		7,821,944

Israel — 0.3%
Azrieli Group Ltd.	456	65,462
Bank Hapoalim BM	11,381	286,726
Bank Leumi Le-Israel BM	13,648	329,822
Check Point Software Technologies Ltd. *	813	123,633
Elbit Systems Ltd.	234	179,037
ICL Group Ltd.	6,540	30,892
Israel Discount Bank Ltd., Class A	10,634	128,577
Mizrahi Tefahot Bank Ltd.	1,487	111,264
Monday.com Ltd. *	348	25,279
Nice Ltd. *	615	69,633
Nova Ltd. *	264	115,768
Phoenix Financial Ltd.	2,075	105,889
Teva Pharmaceutical Industries Ltd., ADR *	10,421	352,855
Tower Semiconductor Ltd. *	1,010	127,532

(Cost $1,155,671)		2,052,369

Italy — 0.8%
Banca Mediolanum SpA	1,665	35,857
Banca Monte dei Paschi di Siena SpA	18,042	176,766
Banco BPM SpA	10,772	159,427
BPER Banca SPA	13,390	189,873
Buzzi SpA	680	39,325
Davide Campari-Milano NV	5,728	43,135
Enel SpA	73,141	880,330
Eni SpA	18,495	429,229
Ferrari NV	1,161	440,573
FinecoBank Banca Fineco SpA	5,663	133,659
Generali	7,774	331,904
Intesa Sanpaolo SpA	123,529	851,040
Italgas SpA	5,949	76,842
Leonardo SpA	3,583	240,290
Moncler SpA	2,212	152,628
Poste Italiane SpA, 144A	4,263	114,508
Prysmian SpA	2,536	306,911
Recordati Industria Chimica e Farmaceutica SpA	1,133	64,773
Snam SpA	18,095	140,794
Telecom Italia SpA *	87,151	65,465
Telecom Italia SpA-RSP *	68,175	59,711
Terna - Rete Elettrica Nazionale	13,363	160,933
UniCredit SpA	12,765	1,091,338

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Unipol Assicurazioni SpA	3,241	80,972

(Cost $3,087,589)		6,266,283

Luxembourg — 0.1%
ArcelorMittal SA	3,916	256,519
CVC Capital Partners PLC, 144A	1,349	19,256
Eurofins Scientific SE	1,233	99,228
Tenaris SA	3,026	82,603

(Cost $283,210)		457,606

Macau — 0.0%
Sands China Ltd.

(Cost $87,043)	22,237	50,346

Mexico — 0.0%
Fresnillo PLC

(Cost $64,029)	1,943	110,760

Netherlands — 1.6%
ABN AMRO Bank NV CVA, 144A	5,239	175,426
Adyen NV, 144A *	229	268,975
Aegon Ltd.	12,752	96,872
Akzo Nobel NV	1,664	117,135
Argenx SE *	568	440,877
ASM International NV	417	351,638
ASML Holding NV	3,524	5,131,919
ASR Nederland NV	1,318	95,611
BE Semiconductor Industries NV	702	156,985
Euronext NV, 144A	635	104,964
EXOR NV	894	78,480
Ferrovial SE	4,685	349,375
Heineken Holding NV	1,190	102,848
Heineken NV	2,505	232,353
ING Groep NV	26,434	768,718
JDE Peet’s NV	1,519	56,853
Koninklijke Ahold Delhaize NV	8,009	394,987
Koninklijke KPN NV	32,491	184,177
Koninklijke Philips NV	7,376	235,836
Magnum Ice Cream Co. NV *	4,466	70,551
Nebius Group NV *	1,915	174,629
NN Group NV	2,438	199,483
NXP Semiconductors NV	2,284	518,491
Prosus NV *	11,743	603,265
QIAGEN NV	1,837	91,009
Randstad NV	1,231	40,449
Stellantis NV	17,270	141,532
Universal Music Group NV	10,028	226,264
Wolters Kluwer NV	2,047	164,590

(Cost $6,733,383)		11,574,292

New Zealand — 0.1%
Auckland International Airport Ltd.	16,725	91,928
Contact Energy Ltd.	9,664	53,872

	Number of Shares	Value $
Fisher & Paykel Healthcare Corp. Ltd.	5,896	144,700
Infratil Ltd.	9,338	62,869
Meridian Energy Ltd.	11,714	39,784
Xero Ltd. *	1,622	96,103

(Cost $512,159)		489,256

Norway — 0.2%
Aker BP ASA	2,742	82,490
DNB Bank ASA	8,257	261,682
Equinor ASA	7,376	218,332
Gjensidige Forsikring ASA	1,586	44,746
Kongsberg Gruppen ASA	4,179	169,472
Mowi ASA	4,756	112,084
Norsk Hydro ASA	14,001	129,717
Orkla ASA	5,283	72,247
Salmar ASA	515	30,802
Telenor ASA	5,025	93,122
Yara International ASA	1,223	61,797

(Cost $947,846)		1,276,491

Poland — 0.0%
InPost SA *

(Cost $49,015)	2,754	49,425

Portugal — 0.0%
Banco Comercial Portugues SA, Class R	76,136	80,149
EDP SA	26,861	143,224
Galp Energia SGPS SA	3,402	73,185
Jeronimo Martins SGPS SA	2,977	78,243

(Cost $307,010)		374,801

Singapore — 0.4%
CapitaLand Ascendas REIT CapitaLand Integrated	39,197	83,362
Commercial Trust REIT	50,891	98,575
CapitaLand Investment Ltd.	16,402	39,681
DBS Group Holdings Ltd.	19,037	859,702
Grab Holdings Ltd., Class A *	23,159	97,731
Keppel Ltd.	12,182	125,976
Oversea-Chinese Banking Corp. Ltd.	30,785	521,582
Sea Ltd., ADR *	3,554	385,431
Sembcorp Industries Ltd.	8,600	41,611
Singapore Airlines Ltd.	14,250	80,891
Singapore Exchange Ltd.	7,288	104,867
Singapore Technologies Engineering Ltd.	13,474	106,207
Singapore Telecommunications Ltd.	66,500	264,980
United Overseas Bank Ltd.	12,017	351,242
Wilmar International Ltd.	20,400	56,772

(Cost $2,222,948)		3,218,610

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Spain — 1.0%
Acciona SA	263	76,637
ACS Actividades de Construccion y Servicios SA	1,682	217,659
Aena Sme SA, 144A	7,230	227,668
Amadeus IT Group SA	3,979	247,773
Banco Bilbao Vizcaya Argentaria SA	52,315	1,219,925
Banco de Sabadell SA	42,340	160,371
Banco Santander SA	134,107	1,708,491
Bankinter SA	6,666	111,565
CaixaBank SA	34,495	428,462
Cellnex Telecom SA, 144A *	4,347	164,959
EDP Renovaveis SA	2,569	40,524
Endesa SA	2,869	117,104
Grifols SA	3,045	38,217
Iberdrola SA	58,912	1,394,627
Indra Sistemas SA	732	54,233
Industria de Diseno Textil SA	9,749	654,035
Mapfre SA	8,403	39,190
Naturgy Energy Group SA	1,908	59,338
Redeia Corp. SA	3,544	65,821
Repsol SA	10,242	229,943
Telefonica SA	34,249	155,686

(Cost $3,574,682)		7,412,228

Sweden — 1.0%
AddTech AB, Class B	2,380	88,261
Alfa Laval AB	2,439	144,622
Assa Abloy AB, Class B	8,873	379,207
Atlas Copco AB, Class A	24,239	523,997
Atlas Copco AB, Class B	14,188	267,088
Beijer Ref AB	4,314	67,727
Boliden AB *	2,462	195,757
Epiroc AB, Class A	6,114	184,248
Epiroc AB, Class B	4,039	105,199
EQT AB	4,151	128,865
Essity AB, Class B	5,042	160,549
Evolution AB, 144A	1,365	82,966
Fastighets AB Balder, Class B *	7,014	52,800
H & M Hennes & Mauritz AB, Class B	4,300	91,837
Hexagon AB, Class B	18,412	209,983
Holmen AB, Class B	865	34,187
Industrivarden AB, Class A	773	44,079
Industrivarden AB, Class C	1,571	89,114
Indutrade AB	2,458	63,966
Investment AB Latour, Class B	1,145	29,264
Investor AB, Class B	17,165	718,649
L E Lundbergforetagen AB, Class B	556	36,542
Lifco AB, Class B	2,340	83,458
Nibe Industrier AB, Class B	13,938	57,265

	Number of Shares	Value $
Saab AB, Class B	2,915	211,099
Sagax AB, Class B	1,699	35,966
Sandvik AB	9,646	426,996
Securitas AB, Class B	4,086	72,775
Skandinaviska Enskilda Banken AB, Class A	13,348	285,228
Skanska AB, Class B	3,384	104,266
SKF AB, Class B	2,867	82,490
Spotify Technology SA *	1,433	737,909
Svenska Cellulosa AB SCA, Class B	5,194	70,721
Svenska Handelsbanken AB, Class A	14,013	224,578
Swedbank AB, Class A	7,547	290,919
Swedish Orphan Biovitrum AB *	1,687	73,930
Tele2 AB, Class B	4,821	101,949
Telefonaktiebolaget LM Ericsson, Class B	25,426	294,626
Telia Co. AB	22,364	114,911
Trelleborg AB, Class B	1,690	74,136
Volvo AB, Class B	14,566	567,943

(Cost $5,457,110)		7,610,072

Switzerland — 3.1%
ABB Ltd.	14,210	1,327,043
Alcon, Inc.	4,470	388,615
Amcor PLC	4,398	212,995
Amrize Ltd. *	4,640	296,784
Avolta AG *	809	53,386
Banque Cantonale Vaudoise	286	43,846
Barry Callebaut AG	38	71,400
Belimo Holding AG	89	89,341
BKW AG	222	43,704
Chocoladefabriken Lindt & Spruengli AG	1	164,879
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	131,695
Chubb Ltd.	3,336	1,137,109
Cie Financiere Richemont SA, Class A	4,861	993,943
Coca-Cola HBC AG *	2,177	140,782
DSM-Firmenich AG	1,519	108,398
EMS-Chemie Holding AG	75	62,317
Galderma Group AG	1,409	267,308
Garmin Ltd.	1,518	383,796
Geberit AG	310	261,205
Givaudan SA	81	325,664
Glencore PLC *	90,315	648,405
Helvetia Baloise Holding AG	679	176,581
Holcim AG *	4,640	427,649
Julius Baer Group Ltd.	1,768	150,810
Kuehne + Nagel International AG	466	108,676
Logitech International SA	1,405	129,420

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Lonza Group AG	633	441,343
Nestle SA	23,295	2,543,806
Novartis AG	17,250	2,927,150
Partners Group Holding AG	197	219,632
Roche Holding AG	295	146,301
Roche Holding AG	6,375	3,042,227
Sandoz Group AG	3,696	326,899
Schindler Holding AG	212	77,600
Schindler Holding AG Participation Certificates	398	151,944
SGS SA	1,583	199,663
Sika AG	1,329	275,633
Sonova Holding AG	459	120,502
STMicroelectronics NV	3,023	101,403
STMicroelectronics NV, Class Y	3,023	101,603
Straumann Holding AG	962	115,833
Swatch Group AG — Bearer	281	71,908
Swiss Life Holding AG	264	302,568
Swiss Prime Site AG	787	150,124
Swiss Re AG	2,779	491,262
Swisscom AG	241	226,099
UBS Group AG	28,743	1,196,364
VAT Group AG, 144A	254	179,737
Zurich Insurance Group AG	1,325	1,000,319

(Cost $15,621,624)		22,555,671

United Kingdom — 4.1%
3i Group PLC	8,959	400,133
Admiral Group PLC	2,540	101,218
Airtel Africa PLC, 144A	8,478	39,780
Anglo American PLC	9,897	492,456
Aon PLC, Class A	1,878	630,013
Ashtead Group PLC	3,846	275,395
Associated British Foods PLC	2,801	74,450
AstraZeneca PLC	14,080	2,942,081
Autotrader Group PLC, 144A	7,500	49,701
Aviva PLC	27,772	256,139
BAE Systems PLC	27,192	772,112
Barclays PLC	126,872	772,441
Barratt Redrow PLC	12,521	61,460
BP PLC	141,961	911,641
British American Tobacco PLC	19,841	1,237,732
BT Group PLC	52,016	151,615
Bunzl PLC	3,009	88,757
Centrica PLC	44,282	118,564
CNH Industrial NV	8,649	106,383
Coca-Cola Europacific Partners PLC	1,759	194,246
Compass Group PLC	15,514	475,141
Diageo PLC	20,095	449,153
Endeavour Mining PLC	1,933	137,478
Entain PLC	5,660	43,755

	Number of Shares	Value $
GSK PLC	37,386	1,106,303
Haleon PLC	79,308	432,581
Halma PLC	3,181	178,937
HSBC Holdings PLC	156,106	2,924,844
Imperial Brands PLC	7,056	315,424
Informa PLC	11,398	128,446
InterContinental Hotels Group PLC	1,222	168,025
International Consolidated Airlines Group SA	11,056	62,998
Intertek Group PLC	1,448	91,926
J Sainsbury PLC	16,015	75,145
JD Sports Fashion PLC	28,120	30,993
Kingfisher PLC	15,322	76,322
Land Securities Group PLC REIT	6,219	54,055
Legal & General Group PLC	50,890	185,621
Lloyds Banking Group PLC	541,090	745,292
London Stock Exchange Group PLC	4,255	506,849
M&G PLC	18,177	77,640
Marks & Spencer Group PLC	16,899	90,084
Melrose Industries PLC	12,115	92,158
National Grid PLC	45,603	852,836
NatWest Group PLC	72,259	601,350
Next PLC	994	180,679
Pearson PLC	4,515	58,262
Pentair PLC	1,564	155,133
Phoenix Group Holdings PLC	6,700	69,090
Reckitt Benckiser Group PLC	5,763	504,554
RELX PLC	16,289	565,890
Rentokil Initial PLC	22,272	136,603
Rio Tinto PLC	10,093	995,326
Rolls-Royce Holdings PLC	75,735	1,357,796
Sage Group PLC	8,911	98,455
Schroders PLC	7,984	62,902
Segro PLC REIT	11,227	126,972
Severn Trent PLC	2,428	107,070
Shell PLC	52,356	2,163,439
Smith & Nephew PLC	7,848	144,710
Smiths Group PLC	2,906	107,286
Spirax Group PLC	574	61,004
SSE PLC	10,993	397,422
Standard Chartered PLC	17,651	434,750
Tesco PLC	58,118	375,525
Unilever PLC	19,850	1,458,998
United Utilities Group PLC	5,586	104,616
Verisure PLC *	2,609	29,095
Vodafone Group PLC	178,947	275,470
Whitbread PLC	1,822	63,689
Willis Towers Watson PLC	820	250,239
Wise PLC, Class A *	6,023	69,680

(Cost $18,715,521)		29,934,328

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

United States — 72.7%
3M Co.	4,791	792,048
Abbott Laboratories	15,801	1,838,446
AbbVie, Inc.	16,047	3,724,188
Adobe, Inc. *	3,786	993,484
Advanced Micro Devices, Inc. *	14,722	2,947,492
AECOM	1,133	111,011
Affirm Holdings, Inc. *	2,449	115,054
Aflac, Inc.	4,577	516,881
Agilent Technologies, Inc.	2,507	304,300
Air Products and Chemicals, Inc.	2,023	557,680
Airbnb, Inc., Class A *	3,913	528,685
Alliant Energy Corp.	2,338	169,131
Allstate Corp.	2,436	522,571
Alnylam Pharmaceuticals, Inc. *	1,212	403,499
Alphabet, Inc., Class A	52,768	16,450,952
Alphabet, Inc., Class C	44,118	13,739,669
Altria Group, Inc.	15,385	1,062,180
Amazon.com, Inc. *	87,230	18,318,300
Ameren Corp.	2,421	274,251
American Electric Power Co., Inc.	4,799	642,202
American Express Co.	4,951	1,529,364
American International Group, Inc.	5,029	404,784
American Tower Corp. REIT	4,280	821,161
American Water Works Co., Inc.	1,797	244,446
Ameriprise Financial, Inc.	837	393,490
AMETEK, Inc.	2,064	493,750
Amgen, Inc.	4,883	1,895,385
Amphenol Corp., Class A	11,021	1,609,727
Analog Devices, Inc.	4,454	1,584,689
Annaly Capital Management, Inc. REIT	6,322	146,923
Apollo Global Management, Inc.	3,997	418,086
Apple, Inc.	133,247	35,201,192
Applied Materials, Inc.	7,233	2,692,846
AppLovin Corp., Class A *	2,089	908,235
Archer-Daniels-Midland Co.	4,247	293,213
Ares Management Corp., Class A	1,973	220,996
Arista Networks, Inc. *	9,716	1,297,086
Arthur J Gallagher & Co.	2,364	539,465
AST SpaceMobile, Inc. *	2,034	161,072
Astera Labs, Inc. *	1,210	143,784
AT&T, Inc.	64,540	1,807,765
Atmos Energy Corp.	1,496	279,438
Autodesk, Inc. *	1,897	466,415
Automatic Data Processing, Inc.	3,693	791,631
AutoZone, Inc. *	148	555,826
AvalonBay Communities, Inc. REIT	1,239	219,588
Avery Dennison Corp.	753	147,852

	Number of Shares	Value $
Axon Enterprise, Inc. *	687	372,629
Baker Hughes Co.	8,765	572,004
Ball Corp.	2,230	149,700
Bank of America Corp.	61,818	3,080,391
Bank of New York Mellon Corp.	6,089	725,200
Becton Dickinson & Co.	2,640	465,907
Berkshire Hathaway, Inc., Class B *	12,447	6,285,113
Best Buy Co., Inc.	1,686	104,481
Biogen, Inc. *	1,319	253,011
Blackrock, Inc.	1,337	1,421,539
Blackstone, Inc.	6,673	756,518
Block, Inc. *	4,860	309,582
Bloom Energy Corp., Class A *	2,013	313,364
Boeing Co. *	7,102	1,615,918
Booking Holdings, Inc.	295	1,250,608
Boston Scientific Corp. *	13,453	1,033,863
Bristol-Myers Squibb Co.	18,439	1,150,040
Broadcom, Inc.	40,843	13,051,381
Broadridge Financial Solutions, Inc.	1,051	195,349
Brookfield Asset Management Ltd., Class A	3,575	166,948
Brookfield Renewable Corp.	1,150	49,083
Brown & Brown, Inc.	2,616	187,881
Builders FirstSource, Inc. *	1,065	111,069
Bunge Global SA	1,329	160,344
Burlington Stores, Inc. *	543	166,630
C.H. Robinson Worldwide, Inc.	1,141	211,370
Cadence Design Systems, Inc. *	2,453	739,334
Capital One Financial Corp.	5,786	1,131,973
Cardinal Health, Inc.	2,105	482,529
Carlisle Cos., Inc.	359	141,722
Carlyle Group, Inc.	2,182	113,442
Carnival Corp.	10,016	316,005
Carrier Global Corp.	7,015	451,766
Carvana Co. *	1,190	397,650
Casey’s General Stores, Inc.	320	219,389
Caterpillar, Inc.	4,251	3,157,770
Cboe Global Markets, Inc.	985	295,224
CBRE Group, Inc., Class A *	2,719	401,488
CDW Corp.	1,190	145,942
Cencora, Inc.	1,642	611,054
Centene Corp. *	4,577	205,416
CenterPoint Energy, Inc.	5,676	246,906
CF Industries Holdings, Inc.	1,431	142,442
Charles Schwab Corp.	15,248	1,451,610
Charter Communications, Inc., Class A *	820	192,397
Cheniere Energy, Inc.	1,939	457,080
Chevron Corp.	17,355	3,241,220
Chipotle Mexican Grill, Inc. *	11,605	431,938

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Church & Dwight Co., Inc.	2,134	223,771
Ciena Corp. *	1,274	444,244
Cigna Group	2,392	693,249
Cincinnati Financial Corp.	1,397	229,080
Cintas Corp.	3,326	668,958
Cisco Systems, Inc.	35,830	2,847,052
Citigroup, Inc.	16,226	1,787,943
Citizens Financial Group, Inc.	3,788	228,000
Clorox Co.	1,085	137,969
Cloudflare, Inc., Class A *	2,885	496,768
CME Group, Inc.	3,253	1,039,333
CMS Energy Corp.	2,849	222,421
Coca-Cola Co.	37,010	3,018,536
Cognizant Technology Solutions Corp., Class A	4,548	293,028
Coherent Corp. *	1,420	367,681
Coinbase Global, Inc., Class A *	1,994	350,645
Colgate-Palmolive Co.	6,875	681,587
Comcast Corp., Class A	33,196	1,027,748
Comfort Systems USA, Inc.	322	460,257
ConocoPhillips	11,113	1,260,881
Consolidated Edison, Inc.	3,206	360,739
Constellation Brands, Inc., Class A	1,343	212,006
Constellation Energy Corp.	2,825	931,911
Cooper Cos., Inc. *	1,767	147,845
Copart, Inc. *	8,631	328,755
Corebridge Financial, Inc.	2,247	58,062
CoreWeave, Inc., Class A *	2,122	168,826
Corning, Inc.	7,326	1,101,684
Corpay, Inc. *	604	196,360
Corteva, Inc.	6,123	490,575
CoStar Group, Inc. *	3,693	164,819
Costco Wholesale Corp.	4,020	4,063,376
Coterra Energy, Inc.	7,312	223,674
Credo Technology Group Holding Ltd. *	1,409	158,188
Crowdstrike Holdings, Inc., Class A *	2,295	853,694
Crown Castle, Inc. REIT	4,071	364,517
CSX Corp.	16,588	708,142
Cummins, Inc.	1,267	739,763
Curtiss-Wright Corp.	339	237,412
CVS Health Corp.	11,614	927,959
D.R. Horton, Inc.	2,297	368,416
Danaher Corp.	5,691	1,198,752
Darden Restaurants, Inc.	1,001	214,064
Datadog, Inc., Class A *	2,769	310,017
Deckers Outdoor Corp. *	1,374	161,129
Deere & Co.	2,327	1,465,335
Dell Technologies, Inc., Class C	2,895	428,692
Delta Air Lines, Inc.	1,581	103,872

	Number of Shares	Value $
Devon Energy Corp.	5,369	233,713
Dexcom, Inc. *	3,456	253,774
Diamondback Energy, Inc.	1,746	303,944
Dick’s Sporting Goods, Inc.	638	129,916
Digital Realty Trust, Inc. REIT	3,161	560,129
Dollar General Corp.	2,064	322,479
Dollar Tree, Inc. *	1,755	221,972
Dominion Energy, Inc.	7,583	478,791
Domino’s Pizza, Inc.	311	125,181
DoorDash, Inc., Class A *	3,461	610,763
Dover Corp.	1,185	267,217
Dow, Inc.	6,503	199,837
DraftKings, Inc., Class A *	3,766	89,781
DTE Energy Co.	1,828	270,983
Duke Energy Corp.	7,074	925,633
DuPont de Nemours, Inc.	3,850	192,654
eBay, Inc.	4,100	372,526
EchoStar Corp., Class A *	1,278	147,647
Ecolab, Inc.	2,342	722,156
Edison International	3,467	259,124
Edwards Lifesciences Corp. *	5,374	464,690
Electronic Arts, Inc.	2,145	430,223
Elevance Health, Inc.	1,985	635,200
Eli Lilly & Co.	7,299	7,678,475
EMCOR Group, Inc.	398	288,399
Emerson Electric Co.	5,115	771,086
Entegris, Inc.	1,415	187,417
Entergy Corp.	3,970	425,227
EOG Resources, Inc.	5,036	624,867
EQT Corp.	5,683	349,050
Equifax, Inc.	1,102	230,274
Equinix, Inc. REIT	880	857,349
Equitable Holdings, Inc.	2,903	116,759
Equity Residential REIT	3,370	213,018
Erie Indemnity Co., Class A	187	50,385
Essex Property Trust, Inc. REIT	607	154,852
Estee Lauder Cos., Inc., Class A	2,331	255,175
Evergy, Inc.	2,049	171,419
Eversource Energy	3,278	249,816
Exelon Corp.	8,990	444,735
Expand Energy Corp.	2,150	232,028
Expedia Group, Inc.	1,062	229,063
Expeditors International of Washington, Inc.	1,286	186,509
Extra Space Storage, Inc. REIT	1,869	282,275
Exxon Mobil Corp.	38,330	5,845,325
F5, Inc. *	540	146,534
Fair Isaac Corp. *	218	307,240
Fastenal Co.	10,240	471,450
FedEx Corp.	2,009	777,483
Ferguson Enterprises, Inc.	1,776	463,110
Fidelity National Financial, Inc.	2,242	118,557

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Fidelity National Information Services, Inc.	4,880	248,685
Fifth Third Bancorp	8,161	403,725
First Citizens BancShares, Inc., Class A	85	161,343
First Solar, Inc. *	888	175,114
FirstEnergy Corp.	4,785	244,801
Fiserv, Inc. *	5,042	314,066
Flex Ltd. *	3,388	213,512
Flutter Entertainment PLC *	1,265	131,160
Flutter Entertainment PLC *	181	19,211
Ford Motor Co.	35,700	503,013
Fortinet, Inc. *	5,615	443,753
Fortive Corp.	3,170	187,664
Fox Corp., Class A	1,922	108,285
Fox Corp., Class B	1,353	69,991
Freeport-McMoRan, Inc.	12,829	873,398
Ftai Aviation Ltd.	934	285,617
Gaming and Leisure Properties, Inc. REIT	2,654	129,807
Gartner, Inc. *	692	108,782
GE Aerospace	9,536	3,263,791
GE HealthCare Technologies, Inc.	4,086	344,327
GE Vernova, Inc.	2,449	2,139,446
Gen Digital, Inc.	4,845	109,352
General Dynamics Corp.	2,085	744,449
General Mills, Inc.	4,762	215,385
General Motors Co.	8,621	678,559
Genuine Parts Co.	1,336	159,331
Gilead Sciences, Inc.	11,239	1,674,049
Global Payments, Inc.	2,323	177,617
GoDaddy, Inc., Class A *	1,212	105,638
Goldman Sachs Group, Inc.	2,711	2,330,294
Graco, Inc.	1,450	136,184
Halliburton Co.	7,442	267,912
Hartford Insurance Group, Inc.	2,466	347,287
HCA Healthcare, Inc.	1,431	758,001
Healthpeak Properties, Inc. REIT	6,414	113,400
HEICO Corp.	369	117,881
HEICO Corp., Class A	709	170,238
Hershey Co.	1,329	314,016
Hewlett Packard Enterprise Co.	11,624	249,567
Hilton Worldwide Holdings, Inc.	2,110	657,856
Hologic, Inc. *	2,052	154,639
Home Depot, Inc.	9,015	3,432,191
Honeywell International, Inc.	5,746	1,399,668
Hormel Foods Corp.	2,855	73,088
Howmet Aerospace, Inc.	3,478	913,079
HP, Inc.	8,357	158,699
Hubbell, Inc.	510	260,931
HubSpot, Inc. *	459	121,410

	Number of Shares	Value $
Humana, Inc.	1,123	213,976
Huntington Bancshares, Inc.	18,355	308,364
Hyatt Hotels Corp., Class A	459	74,128
IDEX Corp.	728	152,494
IDEXX Laboratories, Inc. *	722	474,159
Illinois Tool Works, Inc.	2,429	705,940
Illumina, Inc. *	1,367	183,807
Incyte Corp. *	1,575	159,500
Ingersoll Rand, Inc.	3,640	342,670
Insmed, Inc. *	1,905	284,474
Insulet Corp. *	632	155,858
Intel Corp. *	41,034	1,871,561
Interactive Brokers Group, Inc., Class A	4,095	291,523
Intercontinental Exchange, Inc.	5,082	834,109
International Business Machines Corp.	8,485	2,038,182
International Flavors & Fragrances, Inc.	2,293	188,553
International Paper Co.	4,540	197,717
Intuit, Inc.	2,512	1,027,483
Intuitive Surgical, Inc. *	3,229	1,625,834
Invitation Homes, Inc. REIT	5,503	144,949
IonQ, Inc. *	2,679	102,793
IQVIA Holdings, Inc. *	1,493	266,963
Iron Mountain, Inc. REIT	2,725	295,199
Jabil, Inc.	990	262,340
Jack Henry & Associates, Inc.	590	95,851
Jacobs Solutions, Inc.	1,048	144,477
JB Hunt Transport Services, Inc.	695	162,220
Johnson & Johnson	21,867	5,432,419
Johnson Controls International PLC	5,522	796,825
JPMorgan Chase & Co.	24,632	7,396,990
Kenvue, Inc.	17,473	334,084
Keurig Dr Pepper, Inc.	11,791	357,031
KeyCorp	7,833	162,456
Keysight Technologies, Inc. *	1,513	464,990
Kimberly-Clark Corp.	3,045	339,335
Kimco Realty Corp. REIT	6,056	142,619
Kinder Morgan, Inc.	17,778	591,474
KKR & Co., Inc.	5,658	496,093
KLA Corp.	1,194	1,820,313
Kraft Heinz Co.	7,791	191,737
Kroger Co.	5,252	358,396
L3Harris Technologies, Inc.	1,718	626,280
Labcorp Holdings, Inc.	790	228,405
Lam Research Corp.	11,438	2,675,234
Las Vegas Sands Corp.	2,788	158,135
Leidos Holdings, Inc.	1,090	190,859
Lennar Corp., Class A	1,790	204,704
Lennox International, Inc.	295	168,132

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Liberty Media Corp.-Liberty Formula One, Class C *	1,910	174,937
Linde PLC	4,232	2,150,195
Live Nation Entertainment, Inc. *	1,391	225,537
Lockheed Martin Corp.	1,886	1,241,139
Loews Corp.	1,409	155,018
Lowe’s Cos., Inc.	5,092	1,347,190
LPL Financial Holdings, Inc.	740	222,281
Lumentum Holdings, Inc. *	644	451,386
LyondellBasell Industries NV, Class A	2,192	126,084
M&T Bank Corp.	1,290	279,904
Marathon Petroleum Corp.	2,668	528,824
Markel Group, Inc. *	110	227,972
Marriott International, Inc., Class A	2,066	706,014
Marsh & McLennan Cos., Inc.	4,446	830,246
Martin Marietta Materials, Inc.	566	382,939
Marvell Technology, Inc.	7,708	629,667
Masco Corp.	1,972	141,235
Mastercard, Inc., Class A	7,653	3,958,208
McCormick & Co., Inc.	2,295	163,037
McDonald’s Corp.	6,464	2,204,612
McKesson Corp.	1,109	1,094,993
Merck & Co., Inc.	22,433	2,777,654
Meta Platforms, Inc., Class A	19,746	12,798,962
MetLife, Inc.	5,181	373,395
Mettler-Toledo International, Inc. *	187	255,571
Microchip Technology, Inc.	4,972	371,110
Micron Technology, Inc.	10,216	4,212,772
Microsoft Corp.	64,004	25,136,931
Mid-America Apartment Communities, Inc. REIT	1,056	141,356
Mondelez International, Inc., Class A	11,732	722,457
MongoDB, Inc. *	732	240,440
Monolithic Power Systems, Inc.	427	487,950
Monster Beverage Corp. *	6,576	560,933
Moody’s Corp.	1,483	708,266
Morgan Stanley	10,844	1,805,634
Motorola Solutions, Inc.	1,528	736,893
MSCI, Inc.	660	377,408
Nasdaq, Inc.	4,229	370,376
Natera, Inc. *	1,201	249,856
NetApp, Inc.	1,779	176,174
Netflix, Inc. *	38,567	3,711,688
Neurocrine Biosciences, Inc. *	867	114,661
Newmont Corp.	10,007	1,300,910
News Corp., Class A	3,621	87,954
NextEra Energy, Inc.	18,696	1,753,124
NIKE, Inc., Class B	10,765	669,368
NiSource, Inc.	4,357	206,086

	Number of Shares	Value $
Nordson Corp.	437	128,233
Norfolk Southern Corp.	2,051	645,532
Northern Trust Corp.	1,690	241,822
Northrop Grumman Corp.	1,229	890,263
NRG Energy, Inc.	1,764	315,685
Nucor Corp.	2,061	364,550
NVIDIA Corp.	220,313	39,037,260
NVR, Inc. *	24	180,427
Occidental Petroleum Corp.	6,948	368,800
Oklo, Inc. * (c)	1,005	63,265
Okta, Inc. *	1,490	108,025
Old Dominion Freight Line, Inc.	1,636	332,190
Omnicom Group, Inc.	2,901	247,426
ON Semiconductor Corp. *	3,535	235,007
ONEOK, Inc.	5,648	467,485
Oracle Corp.	15,525	2,257,335
O’Reilly Automotive, Inc. *	7,741	726,725
Otis Worldwide Corp.	3,674	340,065
PACCAR, Inc.	4,871	614,184
Packaging Corp. of America	764	177,355
Palantir Technologies, Inc., Class A *	20,629	2,830,093
Palo Alto Networks, Inc. *	7,278	1,083,840
Parker-Hannifin Corp.	1,148	1,158,539
Paychex, Inc.	2,950	276,267
PayPal Holdings, Inc.	8,209	379,338
PepsiCo, Inc.	12,414	2,107,152
Pfizer, Inc.	51,501	1,424,003
PG&E Corp.	19,506	370,614
Philip Morris International, Inc.	14,106	2,635,424
Phillips 66	3,672	566,700
Pinnacle Financial Partners, Inc.	1,362	123,615
Pinterest, Inc., Class A *	5,612	96,134
PNC Financial Services Group, Inc.	3,564	756,815
PPG Industries, Inc.	2,053	253,073
PPL Corp.	6,592	256,956
Principal Financial Group, Inc.	2,118	202,100
Procter & Gamble Co.	21,195	3,543,804
Progressive Corp.	5,273	1,126,629
Prologis, Inc. REIT	8,335	1,188,321
Prudential Financial, Inc.	3,089	303,896
PTC, Inc. *	1,037	162,384
Public Service Enterprise Group, Inc.	4,662	401,258
Public Storage REIT	1,393	427,735
PulteGroup, Inc.	1,742	239,002
Pure Storage, Inc., Class A *	2,842	182,513
Qnity Electronics, Inc.	1,922	243,633
QUALCOMM, Inc.	9,565	1,361,673
Quanta Services, Inc.	1,362	766,915
Quest Diagnostics, Inc.	1,076	228,015

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Raymond James Financial, Inc.	1,750	267,890
RB Global, Inc.	1,598	161,001
Realty Income Corp. REIT	8,416	563,872
Reddit, Inc., Class A *	956	139,394
Regency Centers Corp. REIT	1,487	117,473
Regeneron Pharmaceuticals, Inc.	922	720,700
Regions Financial Corp.	8,392	233,549
Reliance, Inc.	481	151,823
Republic Services, Inc.	2,024	463,496
ResMed, Inc.	1,332	341,338
Restaurant Brands International, Inc.	2,880	206,648
Revolution Medicines, Inc. *	1,310	133,646
Rivian Automotive, Inc., Class A *	7,348	112,645
Robinhood Markets, Inc., Class A *	6,645	504,023
ROBLOX Corp., Class A *	5,295	363,555
Rocket Cos., Inc., Class A	7,630	138,790
Rocket Lab Corp. *	4,375	302,312
Rockwell Automation, Inc.	1,012	412,339
Rollins, Inc.	2,751	167,508
Roper Technologies, Inc.	1,003	350,779
Ross Stores, Inc.	3,001	617,126
Royal Caribbean Cruises Ltd.	2,351	731,067
Royalty Pharma PLC, Class A	3,900	180,219
RPM International, Inc.	1,146	130,782
RTX Corp.	12,112	2,454,133
S&P Global, Inc.	2,830	1,250,520
Salesforce, Inc.	8,460	1,647,923
Samsara, Inc., Class A *	2,930	84,677
SBA Communications Corp. REIT	916	184,263
Seagate Technology Holdings PLC	2,000	815,680
Sempra	5,973	575,021
ServiceNow, Inc. *	9,451	1,020,803
Sherwin-Williams Co.	2,147	778,481
Simon Property Group, Inc. REIT	2,943	599,931
SLB Ltd.	13,732	705,001
Snap, Inc., Class A *	9,567	49,844
Snap-on, Inc.	456	175,660
Snowflake, Inc. *	2,933	493,947
SoFi Technologies, Inc. *	11,014	195,609
Solventum Corp. *	1,554	115,307
Southern Co.	9,941	968,055
SS&C Technologies Holdings, Inc.	1,873	141,018
Starbucks Corp.	10,337	1,013,233
State Street Corp.	2,527	325,023
Steel Dynamics, Inc.	1,276	246,434
STERIS PLC	888	224,087
Strategy, Inc. * (c)	2,393	309,893

	Number of Shares	Value $
Stryker Corp.	3,133	1,213,912
Sun Communities, Inc. REIT	1,063	145,057
Super Micro Computer, Inc. *	4,650	150,613
Synchrony Financial	3,268	225,851
Synopsys, Inc. *	1,746	722,844
Sysco Corp.	4,502	410,402
T. Rowe Price Group, Inc.	2,009	190,112
Take-Two Interactive Software, Inc. *	1,722	364,169
Tapestry, Inc.	1,899	295,238
Targa Resources Corp.	1,971	464,762
Target Corp.	4,110	467,677
Teledyne Technologies, Inc. *	429	292,192
Teradyne, Inc.	1,399	447,722
Tesla, Inc. *	25,650	10,324,381
Texas Instruments, Inc.	8,263	1,752,665
Texas Pacific Land Corp.	511	267,912
Textron, Inc.	1,632	160,997
Thermo Fisher Scientific, Inc.	3,427	1,785,844
TJX Cos., Inc.	10,160	1,642,466
T-Mobile US, Inc.	4,567	991,450
Toast, Inc., Class A *	4,457	121,721
Tractor Supply Co.	4,599	238,412
Trade Desk, Inc., Class A *	3,999	95,256
Tradeweb Markets, Inc., Class A	967	119,188
TransDigm Group, Inc.	512	667,028
TransUnion	1,849	145,239
Travelers Cos., Inc.	2,059	635,490
Trimble, Inc. *	2,017	134,877
Truist Financial Corp.	11,467	565,438
Twilio, Inc., Class A *	1,366	165,231
Tyler Technologies, Inc. *	416	147,551
Tyson Foods, Inc., Class A	2,510	163,125
Uber Technologies, Inc. *	17,920	1,351,526
UDR, Inc. REIT	2,826	105,975
Ulta Beauty, Inc. *	386	264,329
Union Pacific Corp.	5,388	1,427,712
United Airlines Holdings, Inc. *	691	73,453
United Parcel Service, Inc., Class B	6,795	787,948
United Rentals, Inc.	589	494,760
United Therapeutics Corp. *	401	202,064
UnitedHealth Group, Inc.	8,199	2,404,521
Universal Health Services, Inc., Class B	534	110,057
US Bancorp	14,188	775,516
Valero Energy Corp.	2,715	555,598
Veeva Systems, Inc., Class A *	1,392	253,358
Ventas, Inc. REIT	4,137	356,444
Veralto Corp.	2,132	207,721
VeriSign, Inc.	747	170,271
Verisk Analytics, Inc.	1,300	269,841

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Verizon Communications, Inc.	38,080	1,909,331
Vertex Pharmaceuticals, Inc. *	2,305	1,145,193
Vertiv Holdings Co., Class A	3,318	845,725
VICI Properties, Inc. REIT	9,908	299,321
Visa, Inc., Class A	15,231	4,876,052
Vistra Corp.	3,013	523,931
Vulcan Materials Co.	1,170	362,700
W.R. Berkley Corp.	2,064	147,989
W.W. Grainger, Inc.	409	468,195
Walmart, Inc.	39,780	5,089,851
Walt Disney Co.	16,304	1,728,876
Warner Bros Discovery, Inc. *	21,006	591,739
Waste Management, Inc.	3,671	884,124
Waters Corp. *	911	290,955
Watsco, Inc.	327	136,467
WEC Energy Group, Inc.	3,010	352,050
Wells Fargo & Co.	28,311	2,305,931
Welltower, Inc. REIT	6,254	1,295,328
West Pharmaceutical Services, Inc.	658	167,356
Western Digital Corp.	3,065	857,281
Westinghouse Air Brake Technologies Corp.	1,579	416,777
Weyerhaeuser Co. REIT	6,709	164,572
Williams Cos., Inc.	10,989	821,098
Williams-Sonoma, Inc.	1,088	223,747
Workday, Inc., Class A *	1,925	257,488
WP Carey, Inc. REIT	2,092	156,168
Xcel Energy, Inc.	5,418	451,644
Xylem, Inc.	2,282	295,656
Yum! Brands, Inc.	2,534	426,117
Zebra Technologies Corp., Class A *	426	95,407
Zillow Group, Inc., Class C *	1,598	71,303
Zimmer Biomet Holdings, Inc.	1,828	179,948
Zoetis, Inc.	4,076	534,364
Zoom Communications, Inc. *	2,356	174,203
Zscaler, Inc. *	957	140,669

(Cost $315,914,512)		529,807,657

Uruguay — 0.1%

MercadoLibre, Inc. *

(Cost $505,107)	417	732,911

TOTAL COMMON STOCKS

(Cost $445,783,536)		724,097,488

PREFERRED STOCKS — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG	453	47,549
Dr Ing hc F Porsche AG, 144A	988	48,283
Henkel AG & Co. KGaA	1,560	153,209
Porsche Automobil Holding SE	1,405	59,769
Sartorius AG	259	73,484

	Number of Shares	Value $
Volkswagen AG	1,858	222,007

(Cost $819,579)		604,301

WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.(d), expires 3/31/40

(Cost $0)	214	0

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (e)(f)

(Cost $380,196)	380,196	380,196

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.62% (e)

(Cost $1,025,332)	1,025,332	1,025,332
TOTAL INVESTMENTS — 99.6%

(Cost $448,008,643)		726,107,317
Other assets and liabilities, net — 0.4%		2,833,680

NET ASSETS — 100.0%		728,940,997

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
566,304	32,908		(29,116)	669	10,559	—	—	16,252	581,324

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (e)(f)
239,029	141,167	(g)	—	—	—	51	—	380,196	380,196

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.62% (e)
625,533	6,592,045		(6,192,246)	—	—	18,842	—	1,025,332	1,025,332

1,430,866	6,766,120		(6,221,362)	669	10,559	18,893	—	1,421,780	1,986,852

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $372,157, which is 0.1% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

ADR:	American Depositary Receipt
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
E-Mini S&P 500 Index	USD	5	1,734,333	1,722,250	3/20/2026	(12,083)
Micro E-Mini S&P 500 Index	USD	32	1,103,801	1,102,240	3/20/2026	(1,561)
MSCI EAFE Index	USD	6	911,685	949,530	3/20/2026	37,845
S&P/TSX 60 Index MINI	CAD	3	212,627	216,831	3/19/2026	4,204

Total net unrealized appreciation						28,405

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2026 (Unaudited)

Currency Abbreviations

CAD	Canadian Dollar

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$724,097,488	$—	$—	$724,097,488
Preferred Stocks	604,301	—	—	604,301
Warrants	—	—	0	0
Short-Term Investments (a)	1,405,528	—	—	1,405,528
Derivatives (b)
Futures Contracts	42,049	—	—	42,049

TOTAL	$726,149,366	$—	$0	$726,149,366

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(13,644)	$—	$—	$(13,644)

TOTAL	$(13,644)	$—	$—	$(13,644)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.5%
Communication Services — 13.7%
Alphabet, Inc., Class A	9,459	2,948,938
Alphabet, Inc., Class C	7,871	2,451,266
AT&T, Inc.	17,892	501,155
Charter Communications, Inc., Class A *	97	22,759
Comcast Corp., Class A	12,462	385,823
Electronic Arts, Inc.	840	168,479
Live Nation Entertainment, Inc. *	186	30,158
Meta Platforms, Inc., Class A	4,446	2,881,808
New York Times Co., Class A	478	38,140
Omnicom Group, Inc.	432	36,845
Pinterest, Inc., Class A *	1,570	26,894
Verizon Communications, Inc.	10,066	504,709
Versant Media Group, Inc. *	499	16,627

(Cost $7,169,687)		10,013,601

Consumer Discretionary — 13.0%
Airbnb, Inc., Class A *	1,264	170,779
Amazon.com, Inc. *	14,472	3,039,120
Aptiv PLC *	1,096	80,600
Aramark	811	33,940
AutoZone, Inc. *	47	176,512
Bath & Body Works, Inc.	758	17,252
Best Buy Co., Inc.	1,584	98,160
Booking Holdings, Inc.	102	432,414
BorgWarner, Inc.	1,085	62,463
Chewy, Inc., Class A *	371	10,173
Chipotle Mexican Grill, Inc. *	2,386	88,807
Coupang, Inc. *	3,094	59,034
Crocs, Inc. *	376	34,107
D.R. Horton, Inc.	884	141,785
Darden Restaurants, Inc.	383	81,905
Deckers Outdoor Corp. *	656	76,929
Dick’s Sporting Goods, Inc.	264	53,758
Domino’s Pizza, Inc.	65	26,163
eBay, Inc.	1,477	134,200
Etsy, Inc. *	347	19,043
Expedia Group, Inc.	497	107,198
Five Below, Inc. *	197	44,035
Floor & Decor Holdings, Inc., Class A *	288	19,898
Gap, Inc.	1,438	40,322
Garmin Ltd.	469	118,577
General Motors Co.	2,374	186,858
Gentex Corp.	1,376	32,198
Genuine Parts Co.	148	17,650
Grand Canyon Education, Inc. *	123	19,566
H&R Block, Inc.	785	24,037
Home Depot, Inc.	1,253	477,042

	Number of Shares	Value $
Las Vegas Sands Corp.	626	35,507
Lear Corp.	292	38,325
Lennar Corp., Class A	1,197	136,889
LKQ Corp.	669	22,151
Lowe’s Cos., Inc.	740	195,782
Lululemon Athletica, Inc. *	415	76,846
Marriott International, Inc., Class A	121	41,349
McDonald’s Corp.	333	113,573
MGM Resorts International *	671	24,733
Mohawk Industries, Inc. *	207	25,931
NIKE, Inc., Class B	5,458	339,378
NVR, Inc. *	20	150,356
On Holding AG, Class A *	273	12,689
O’Reilly Automotive, Inc. *	2,178	204,471
Pool Corp.	114	25,899
PulteGroup, Inc.	1,380	189,336
Ralph Lauren Corp.	185	67,081
Ross Stores, Inc.	1,267	260,546
Starbucks Corp.	1,322	129,582
Tapestry, Inc.	498	77,424
Tesla, Inc. *	614	247,141
Texas Roadhouse, Inc.	252	46,083
TJX Cos., Inc.	3,978	643,083
Toll Brothers, Inc.	337	52,990
TopBuild Corp. *	143	64,107
Tractor Supply Co.	1,716	88,957
Ulta Beauty, Inc. *	241	165,034
Williams-Sonoma, Inc.	687	141,282

(Cost $8,672,104)		9,541,050

Consumer Staples — 11.1%
Albertsons Cos., Inc., Class A	1,508	26,993
Altria Group, Inc.	9,226	636,963
Archer-Daniels-Midland Co.	1,257	86,783
BJ’s Wholesale Club Holdings, Inc. *	669	66,091
Casey’s General Stores, Inc.	86	58,961
Coca-Cola Consolidated, Inc.	148	29,955
Colgate-Palmolive Co.	2,247	222,768
Constellation Brands, Inc., Class A	161	25,415
Costco Wholesale Corp.	1,464	1,479,797
Dollar General Corp.	599	93,588
Dollar Tree, Inc. *	292	36,932
Estee Lauder Cos., Inc., Class A	439	48,057
General Mills, Inc.	1,278	57,804
Hershey Co.	410	96,875
Ingredion, Inc.	333	39,114
Kenvue, Inc.	2,066	39,502
Kimberly-Clark Corp.	1,018	113,446
Kroger Co.	2,002	136,617
Maplebear, Inc. *	400	15,004

See Notes to Financial Statements.

DBX ETF Trust | 38

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Molson Coors Beverage Co., Class B	385	18,861
Mondelez International, Inc., Class A	1,417	87,259
Monster Beverage Corp. *	1,758	149,957
PepsiCo, Inc.	1,770	300,440
Performance Food Group Co. *	270	26,206
Philip Morris International, Inc.	3,036	567,216
Procter & Gamble Co.	5,595	935,484
Sprouts Farmers Market, Inc. *	190	14,035
Sysco Corp.	1,110	101,188
Target Corp.	1,415	161,013
Tyson Foods, Inc., Class A	605	39,319
US Foods Holding Corp. *	646	62,410
Walmart, Inc.	18,431	2,358,246

(Cost $6,328,857)		8,132,299

Energy — 6.2%
Baker Hughes Co.	2,331	152,121
Cheniere Energy, Inc.	102	24,044
Chevron Corp.	9,211	1,720,246
ConocoPhillips	1,999	226,807
Coterra Energy, Inc.	2,977	91,066
Devon Energy Corp.	1,930	84,013
Diamondback Energy, Inc.	253	44,042
EOG Resources, Inc.	3,541	439,367
Expand Energy Corp.	203	21,908
Exxon Mobil Corp.	6,779	1,033,798
Halliburton Co.	1,833	65,988
Marathon Petroleum Corp.	850	168,479
NOV, Inc.	1,034	20,949
Permian Resources Corp., Class A	2,300	42,067
Phillips 66	259	39,971
SLB Ltd.	4,185	214,858
TechnipFMC PLC	1,520	100,791
Valero Energy Corp.	314	64,257

(Cost $3,661,789)		4,554,772

Financials — 10.5%
Affiliated Managers Group, Inc.	193	59,093
Aon PLC, Class A	223	74,810
Arch Capital Group Ltd. *	1,628	163,044
Berkshire Hathaway, Inc., Class B *	6,318	3,190,274
Capital One Financial Corp.	228	44,606
Cboe Global Markets, Inc.	265	79,426
Cincinnati Financial Corp.	498	81,662
Euronet Worldwide, Inc. *	143	9,946
Evercore, Inc., Class A	215	66,401
FactSet Research Systems, Inc.	118	25,584
Fidelity National Information Services, Inc.	672	34,245

	Number of Shares	Value $
First Citizens BancShares, Inc., Class A	20	37,963
Global Payments, Inc.	311	23,779
Houlihan Lokey, Inc.	162	26,531
Jack Henry & Associates, Inc.	190	30,867
Kinsale Capital Group, Inc.	73	28,446
LPL Financial Holdings, Inc.	267	80,201
MarketAxess Holdings, Inc.	139	26,688
Marsh & McLennan Cos., Inc.	1,230	229,690
Mastercard, Inc., Class A	1,882	973,389
MGIC Investment Corp.	2,172	57,623
Moody’s Corp.	405	193,424
MSCI, Inc.	208	118,941
PayPal Holdings, Inc.	3,280	151,569
Progressive Corp.	1,590	339,719
S&P Global, Inc.	39	17,233
SEI Investments Co.	484	39,359
Synchrony Financial	1,649	113,962
T. Rowe Price Group, Inc.	1,543	146,014
Visa, Inc., Class A	3,782	1,210,770

(Cost $7,005,107)		7,675,259

Health Care — 12.6%
Abbott Laboratories	3,304	384,420
Agilent Technologies, Inc.	195	23,669
Align Technology, Inc. *	199	37,830
Biogen, Inc. *	257	49,298
BioMarin Pharmaceutical, Inc. *	349	21,544
Bristol-Myers Squibb Co.	2,703	168,586
Cardinal Health, Inc.	2,257	517,372
Cencora, Inc.	1,404	522,485
Centene Corp. *	1,672	75,039
Chemed Corp.	47	19,270
Cigna Group	1,765	511,532
CVS Health Corp.	2,259	180,494
Edwards Lifesciences Corp. *	1,140	98,576
Elevance Health, Inc.	295	94,400
Exelixis, Inc. *	905	39,874
GE HealthCare Technologies, Inc.	475	40,028
Gilead Sciences, Inc.	910	135,544
HCA Healthcare, Inc.	541	286,568
Henry Schein, Inc. *	250	20,598
Hologic, Inc. *	393	29,616
Humana, Inc.	906	172,629
IDEXX Laboratories, Inc. *	108	70,927
Incyte Corp. *	444	44,964
Intuitive Surgical, Inc. *	75	37,763
Johnson & Johnson	7,424	1,844,344
Labcorp Holdings, Inc.	84	24,286
McKesson Corp.	1,235	1,219,402
Medpace Holdings, Inc. *	94	42,465

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Merck & Co., Inc.	8,341	1,032,783
Mettler-Toledo International, Inc. *	56	76,535
Molina Healthcare, Inc. *	282	43,442
Neurocrine Biosciences, Inc. *	156	20,631
Pfizer, Inc.	4,749	131,310
Regeneron Pharmaceuticals, Inc.	401	313,450
ResMed, Inc.	225	57,659
Royalty Pharma PLC, Class A	951	43,946
Solventum Corp. *	651	48,304
STERIS PLC	107	27,001
Tenet Healthcare Corp. *	109	26,094
United Therapeutics Corp. *	243	122,448
UnitedHealth Group, Inc.	996	292,097
Universal Health Services, Inc., Class B	240	49,464
Vertex Pharmaceuticals, Inc. *	112	55,645
West Pharmaceutical Services, Inc.	181	46,036
Zoetis, Inc.	639	83,773

(Cost $7,582,033)		9,184,141

Industrials — 9.7%
3M Co.	250	41,330
A O Smith Corp.	592	46,176
Acuity, Inc.	149	44,937
AECOM	235	23,025
AGCO Corp.	166	22,659
Allison Transmission Holdings, Inc.	236	29,571
AMETEK, Inc.	336	80,378
Automatic Data Processing, Inc.	743	159,269
Booz Allen Hamilton Holding Corp.	321	25,304
Broadridge Financial Solutions, Inc.	138	25,650
Builders FirstSource, Inc. *	558	58,194
C.H. Robinson Worldwide, Inc.	338	62,615
Carlisle Cos., Inc.	177	69,874
Caterpillar, Inc.	1,042	774,029
Cintas Corp.	472	94,933
Comfort Systems USA, Inc.	97	138,649
Copart, Inc. *	1,295	49,327
CSX Corp.	492	21,003
Cummins, Inc.	188	109,768
Deere & Co.	155	97,605
Delta Air Lines, Inc.	2,485	163,265
Donaldson Co., Inc.	437	40,536
Dover Corp.	148	33,374
Eaton Corp. PLC	434	163,149
EMCOR Group, Inc.	228	165,213
Expeditors International of Washington, Inc.	761	110,368
Fastenal Co.	2,994	137,844

	Number of Shares	Value $
FedEx Corp.	624	241,488
Ferguson Enterprises, Inc.	299	77,967
FTI Consulting, Inc. *	152	24,992
GE Vernova, Inc.	484	422,822
Generac Holdings, Inc. *	124	27,946
General Dynamics Corp.	437	156,031
Genpact Ltd.	497	19,741
Graco, Inc.	445	41,794
Hubbell, Inc.	79	40,419
Illinois Tool Works, Inc.	806	234,248
ITT, Inc.	222	44,935
Jacobs Solutions, Inc.	271	37,360
JB Hunt Transport Services, Inc.	338	78,893
Kirby Corp. *	156	20,249
Landstar System, Inc.	117	19,065
Leidos Holdings, Inc.	159	27,841
Lennox International, Inc.	42	23,937
Lockheed Martin Corp.	651	428,410
Lyft, Inc., Class A *	1,163	16,096
Masco Corp.	868	62,166
MasTec, Inc. *	133	39,637
MSC Industrial Direct Co., Inc., Class A	236	22,146
Mueller Industries, Inc.	266	31,377
Northrop Grumman Corp.	154	111,555
Old Dominion Freight Line, Inc.	576	116,957
Oshkosh Corp.	316	53,726
Owens Corning	185	22,583
PACCAR, Inc.	512	64,558
Paychex, Inc.	849	79,509
Paycom Software, Inc.	123	15,477
Quanta Services, Inc.	49	27,591
Robert Half, Inc.	644	15,726
Rockwell Automation, Inc.	90	36,671
Rollins, Inc.	525	31,967
Saia, Inc. *	62	25,134
Simpson Manufacturing Co., Inc.	96	18,583
Snap-on, Inc.	242	93,223
Southwest Airlines Co.	909	44,777
Textron, Inc.	203	20,026
Toro Co.	264	26,099
Trane Technologies PLC	320	147,942
Uber Technologies, Inc. *	3,318	250,244
Union Pacific Corp.	142	37,627
United Airlines Holdings, Inc. *	963	102,367
United Parcel Service, Inc., Class B	3,052	353,910
United Rentals, Inc.	142	119,280
Valmont Industries, Inc.	54	24,836
Verisk Analytics, Inc.	157	32,589
W.W. Grainger, Inc.	143	163,696
Watsco, Inc.	41	17,111

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Westinghouse Air Brake Technologies Corp.	193	50,942
Woodward, Inc.	64	24,753

(Cost $5,582,768)		7,057,064

Information Technology — 19.5%
Accenture PLC, Class A	1,650	344,388
Adobe, Inc. *	1,223	320,927
Advanced Micro Devices, Inc. *	141	28,230
Amdocs Ltd.	440	30,712
Analog Devices, Inc.	112	39,849
Apple, Inc.	15,524	4,101,130
Applied Materials, Inc.	3,065	1,141,100
Arista Networks, Inc. *	1,630	217,605
Autodesk, Inc. *	59	14,506
Cirrus Logic, Inc. *	203	28,647
Cisco Systems, Inc.	8,687	690,269
Cognizant Technology Solutions
Corp., Class A	1,826	117,649
Docusign, Inc. *	353	15,910
Dropbox, Inc., Class A *	1,119	27,964
Dynatrace, Inc. *	327	11,746
F5, Inc. *	137	37,176
Fair Isaac Corp. *	9	12,684
First Solar, Inc. *	204	40,229
Fortinet, Inc. *	561	44,336
Gartner, Inc. *	80	12,576
Intel Corp. *	917	41,824
Jabil, Inc.	266	70,487
Keysight Technologies, Inc. *	206	63,310
KLA Corp.	63	96,047
Lam Research Corp.	3,335	780,023
Manhattan Associates, Inc. *	76	10,293
Micron Technology, Inc.	895	369,071
Microsoft Corp.	1,226	481,499
Monolithic Power Systems, Inc.	85	97,133
NetApp, Inc.	524	51,892
NVIDIA Corp.	21,598	3,826,950
QUALCOMM, Inc.	2,967	422,382
Salesforce, Inc.	1,191	231,995
Skyworks Solutions, Inc.	769	45,817
Synopsys, Inc. *	171	70,794
Teradyne, Inc.	308	98,569
Texas Instruments, Inc.	461	97,783
Trimble, Inc. *	269	17,988
VeriSign, Inc.	201	45,816
Zebra Technologies Corp., Class A *	64	14,333
Zoom Communications, Inc. *	336	24,844

(Cost $12,324,136)		14,236,483

Materials — 2.3%
Alcoa Corp.	518	32,157

	Number of Shares	Value $
AptarGroup, Inc.	91	13,078
Avery Dennison Corp.	99	19,439
CF Industries Holdings, Inc.	1,027	102,228
Corteva, Inc.	1,065	85,328
CRH PLC	641	76,907
Eagle Materials, Inc.	85	19,023
Freeport-McMoRan, Inc.	3,607	245,565
Louisiana-Pacific Corp.	343	29,066
LyondellBasell Industries NV,
Class A	574	33,016
Mosaic Co.	457	12,723
Newmont Corp.	3,335	433,550
Nucor Corp.	998	176,526
Packaging Corp. of America	200	46,428
Reliance, Inc.	330	104,161
Royal Gold, Inc.	99	29,679
RPM International, Inc.	199	22,710
Southern Copper Corp.	185	40,385
Steel Dynamics, Inc.	668	129,011

(Cost $1,153,994)		1,650,980

Real Estate — 0.6%
CBRE Group, Inc., Class A *	204	30,123
Gaming and Leisure Properties, Inc. REIT	481	23,526
Host Hotels & Resorts, Inc. REIT	1,258	24,644
Public Storage REIT	519	159,364
Simon Property Group, Inc. REIT	703	143,307
VICI Properties, Inc. REIT	1,902	57,459
Weyerhaeuser Co. REIT	696	17,073

(Cost $406,256)		455,496

Utilities — 0.3%
Atmos Energy Corp.	152	28,392
Edison International	490	36,622
NRG Energy, Inc.	381	68,184
Talen Energy Corp. *	80	29,678
Vistra Corp.	364	63,296

(Cost $183,931)		226,172

TOTAL COMMON STOCKS

(Cost $60,070,662)		72,727,317

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 ETF

(Cost $71,751)	205	77,133

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

(Cost $161,995)	161,995	161,995

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.8%

(Cost $60,304,408)		72,966,445
Other assets and liabilities, net — 0.2%		139,386
NET ASSETS — 100.0%		73,105,831

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (a)(b)
—	—	—	—	—	8	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
352,507	771,506	(962,018)	—	—	4,808	—	161,995	161,995

352,507	771,506	(962,018)	—	—	4,816	—	161,995	161,995

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:   Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)
Micro E-Mini S&P 500 Index	USD	7	241,213	241,115	3/20/2026	(98)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2026 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,727,317	$—	$—	$72,727,317
Exchange-Traded Funds	77,133	—	—	77,133
Short-Term Investments (a)	161,995	—	—	161,995

TOTAL	$72,966,445	$—	$—	$72,966,445

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(98)	$—	$—	$(98)

TOTAL	$(98)	$—	$—	$(98)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $
COMMON STOCKS — 98.8%
Communication Services — 3.6%
Alphabet, Inc., Class A	1,088	339,195
Alphabet, Inc., Class C	907	282,467
AT&T, Inc.	27,365	766,494
Charter Communications, Inc., Class A *	171	40,122
Comcast Corp., Class A	11,710	362,542
Electronic Arts, Inc.	4,045	811,306
Fox Corp., Class A	12,547	706,898
Fox Corp., Class B	9,662	499,815
GCI Liberty, Inc., Class C *	1,438	56,585
IAC, Inc. *	539	20,654
Liberty Broadband Corp., Class C *	154	8,410
Liberty Global Ltd., Class A *	11,250	143,325
Liberty Global Ltd., Class C *	7,884	96,973
Liberty Media Corp.-Liberty Formula One, Class C *	811	74,279
Live Nation Entertainment, Inc. *	1,011	163,923
Madison Square Garden Sports Corp. *	129	42,784
Match Group, Inc.	6,388	201,861
Meta Platforms, Inc., Class A	85	55,095
Millicom International Cellular SA	5,920	431,509
Netflix, Inc. *	156	15,013
New York Times Co., Class A	6,091	486,001
News Corp., Class A	10,158	246,738
News Corp., Class B	3,337	89,365
Nexstar Media Group, Inc.	1,902	477,440
Omnicom Group, Inc.	3,823	326,064
Pinterest, Inc., Class A *	2,230	38,200
Spotify Technology SA *	98	50,464
Take-Two Interactive Software, Inc. *	85	17,976
TKO Group Holdings, Inc.	588	131,635
T-Mobile US, Inc.	529	114,841
Verizon Communications, Inc.	18,048	904,927
Versant Media Group, Inc. *	458	15,261
Walt Disney Co.	2,176	230,743

(Cost $7,361,686)		8,248,905

Consumer Discretionary — 10.5%
ADT, Inc.	16,620	133,292
Airbnb, Inc., Class A *	776	104,845
Amazon.com, Inc. *	283	59,430
Aptiv PLC *	10,117	744,004
Aramark	7,874	329,527
AutoNation, Inc. *	313	61,085
AutoZone, Inc. *	95	356,780
Best Buy Co., Inc.	6,688	414,455

	Number of Shares	Value $
Booking Holdings, Inc.	49	207,728
BorgWarner, Inc.	14,049	808,801
Boyd Gaming Corp.	3,637	302,708
Bright Horizons Family Solutions, Inc. *	851	63,417
Brunswick Corp.	771	61,387
Burlington Stores, Inc. *	458	140,546
Carnival Corp.	1,255	39,595
Chipotle Mexican Grill, Inc. *	1,072	39,900
Choice Hotels International, Inc.	200	21,070
Churchill Downs, Inc.	583	53,595
Columbia Sportswear Co.	418	25,891
Coupang, Inc. *	2,652	50,600
Crocs, Inc. *	209	18,958
D.R. Horton, Inc.	3,692	592,160
Darden Restaurants, Inc.	2,421	517,731
Deckers Outdoor Corp. *	115	13,486
Dick’s Sporting Goods, Inc.	1,015	206,684
Dillard’s, Inc., Class A	29	17,481
Domino’s Pizza, Inc.	724	291,417
DoorDash, Inc., Class A *	212	37,412
eBay, Inc.	10,724	974,383
Etsy, Inc. *	384	21,074
Expedia Group, Inc.	1,193	257,318
Five Below, Inc. *	1,012	226,212
Floor & Decor Holdings, Inc., Class A *	386	26,669
Flutter Entertainment PLC *	197	20,910
Ford Motor Co.	34,781	490,064
Gap, Inc.	1,488	41,724
Garmin Ltd.	1,470	371,660
General Motors Co.	10,978	864,078
Gentex Corp.	8,334	195,016
Genuine Parts Co.	3,708	442,216
Grand Canyon Education, Inc. *	1,360	216,335
H&R Block, Inc.	5,420	165,960
Harley-Davidson, Inc.	1,171	21,078
Hasbro, Inc.	2,704	269,291
Hilton Worldwide Holdings, Inc.	1,027	320,198
Home Depot, Inc.	102	38,833
Hyatt Hotels Corp., Class A	626	101,099
Las Vegas Sands Corp.	1,656	93,928
Lear Corp.	3,414	448,088
Lennar Corp., Class A	3,548	405,749
Lennar Corp., Class B	74	7,898
Liberty Live Holdings, Inc., Class A *	88	8,540
Liberty Live Holdings, Inc., Class C *	501	49,925
Lithia Motors, Inc.	151	42,217
LKQ Corp.	7,755	256,768
Lowe’s Cos., Inc.	1,226	324,363

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Lululemon Athletica, Inc. *	96	17,776
Macy’s, Inc.	1,913	37,839
Marriott International, Inc., Class A	660	225,542
Mattel, Inc. *	15,645	265,183
McDonald’s Corp.	651	222,030
MGM Resorts International *	4,715	173,795
Mohawk Industries, Inc. *	1,250	156,588
Murphy USA, Inc.	183	71,505
NIKE, Inc., Class B	1,951	121,313
NVR, Inc. *	81	608,941
Ollie’s Bargain Outlet Holdings, Inc. *	612	65,545
O’Reilly Automotive, Inc. *	5,860	550,137
Penske Automotive Group, Inc.	543	85,533
Planet Fitness, Inc., Class A *	803	65,966
Pool Corp.	357	81,103
PulteGroup, Inc.	8,237	1,130,116
PVH Corp.	286	19,620
Ralph Lauren Corp.	1,721	624,035
Restaurant Brands International, Inc.	4,346	311,652
Ross Stores, Inc.	4,082	839,423
Royal Caribbean Cruises Ltd.	303	94,221
Service Corp. International	2,431	204,642
SharkNinja, Inc. *	514	63,155
Somnigroup International, Inc.	442	39,563
Starbucks Corp.	2,428	237,993
Tapestry, Inc.	2,145	333,483
Texas Roadhouse, Inc.	2,361	431,756
Thor Industries, Inc.	1,374	132,083
TJX Cos., Inc.	3,653	590,544
Toll Brothers, Inc.	3,252	511,344
TopBuild Corp. *	784	351,467
Tractor Supply Co.	8,782	455,259
Travel + Leisure Co.	2,539	187,124
Ulta Beauty, Inc. *	1,446	990,206
Vail Resorts, Inc.	625	84,881
Valvoline, Inc. *	1,650	62,370
Viking Holdings Ltd. *	239	18,647
Williams-Sonoma, Inc.	1,195	245,752
Wyndham Hotels & Resorts, Inc.	482	39,428
Wynn Resorts Ltd.	1,146	123,986
YETI Holdings, Inc. *	725	31,690
Yum! Brands, Inc.	4,010	674,322

(Cost $21,194,782)		23,993,137

Consumer Staples — 8.2%
Albertsons Cos., Inc., Class A	13,205	236,369
Altria Group, Inc.	26,991	1,863,459
Archer-Daniels-Midland Co.	12,931	892,756
BJ’s Wholesale Club Holdings, Inc. *	6,363	628,601

	Number of Shares	Value $
Boston Beer Co., Inc., Class A *	132	29,935
Brown-Forman Corp., Class B	860	24,820
Bunge Global SA	3,919	472,827
Campbell’s Company	4,404	118,688
Casey’s General Stores, Inc.	415	284,520
Church & Dwight Co., Inc.	2,482	260,262
Clorox Co.	1,275	162,129
Coca-Cola Co.	2,204	179,758
Coca-Cola Consolidated, Inc.	1,893	383,143
Colgate-Palmolive Co.	6,955	689,519
Conagra Brands, Inc.	6,771	130,342
Constellation Brands, Inc., Class A	546	86,192
Costco Wholesale Corp.	154	155,662
Darling Ingredients, Inc. *	2,213	117,643
Dollar General Corp.	10,892	1,701,766
Dollar Tree, Inc. *	808	102,196
Estee Lauder Cos., Inc., Class A	655	71,703
Flowers Foods, Inc.	1,764	17,428
General Mills, Inc.	6,385	288,794
Hershey Co.	4,727	1,116,896
Hormel Foods Corp.	3,697	94,643
Ingredion, Inc.	3,360	394,666
J M Smucker Co.	840	97,398
Kenvue, Inc.	9,670	184,890
Keurig Dr Pepper, Inc.	7,640	231,339
Kimberly-Clark Corp.	5,045	562,215
Kraft Heinz Co.	11,700	287,937
Kroger Co.	11,637	794,109
Lamb Weston Holdings, Inc.	2,605	125,535
Maplebear, Inc. *	4,761	178,585
McCormick & Co., Inc.	2,704	192,092
Molson Coors Beverage Co., Class B	4,297	210,510
Mondelez International, Inc., Class A	10,247	631,010
Monster Beverage Corp. *	7,209	614,928
PepsiCo, Inc.	2,074	352,041
Performance Food Group Co. *	739	71,727
Philip Morris International, Inc.	2,744	512,661
Pilgrim’s Pride Corp.	2,750	118,690
Post Holdings, Inc. *	1,259	133,832
Procter & Gamble Co.	1,083	181,078
Reynolds Consumer Products, Inc.	2,186	54,235
Seaboard Corp.	15	76,990
Smithfield Foods, Inc.	2,997	74,565
Sprouts Farmers Market, Inc. *	719	53,112
Sysco Corp.	7,182	654,711
Target Corp.	1,696	192,988
Tyson Foods, Inc., Class A	8,779	570,547
US Foods Holding Corp. *	9,408	908,907

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Walmart, Inc.	515	65,894

(Cost $16,618,822)		18,637,243

Energy — 4.5%
Antero Midstream Corp.	10,694	240,401
Antero Resources Corp. *	704	25,914
APA Corp.	2,612	79,327
Baker Hughes Co.	11,883	775,485
Cheniere Energy, Inc.	654	154,167
Chevron Corp.	2,966	553,930
Chord Energy Corp.	438	47,466
ConocoPhillips	2,764	313,603
Coterra Energy, Inc.	22,183	678,578
Devon Energy Corp.	9,448	411,271
Diamondback Energy, Inc.	139	24,197
DT Midstream, Inc.	923	128,149
EOG Resources, Inc.	7,225	896,478
Exxon Mobil Corp.	1,426	217,465
Halliburton Co.	9,588	345,168
HF Sinclair Corp.	4,280	214,043
Kinder Morgan, Inc.	7,074	235,352
Marathon Petroleum Corp.	6,257	1,240,200
Matador Resources Co.	582	29,915
NOV, Inc.	9,171	185,805
Occidental Petroleum Corp.	2,271	120,545
ONEOK, Inc.	457	37,826
Ovintiv, Inc.	2,020	102,192
Permian Resources Corp., Class A	4,229	77,348
Phillips 66	3,945	608,832
Range Resources Corp.	1,302	53,747
SLB Ltd.	10,912	560,222
Targa Resources Corp.	1,051	247,826
TechnipFMC PLC	7,165	475,111
Texas Pacific Land Corp.	63	33,030
Valero Energy Corp.	4,439	908,397
Viper Energy, Inc., Class A	587	27,319
Weatherford International PLC	441	46,508
Williams Cos., Inc.	2,839	212,130

(Cost $8,256,684)		10,307,947

Financials — 12.5%
Affiliated Managers Group, Inc.	1,626	497,849
Aflac, Inc.	5,002	564,876
AGNC Investment Corp. REIT	9,588	107,481
Allstate Corp.	4,312	925,010
Ally Financial, Inc.	1,822	71,860
American Express Co.	358	110,586
American Financial Group, Inc.	1,638	217,821
American International Group, Inc.	2,222	178,849
Ameriprise Financial, Inc.	327	153,729

	Number of Shares	Value $
Annaly Capital Management, Inc. REIT	11,594	269,445
Aon PLC, Class A	904	303,265
Apollo Global Management, Inc.	157	16,422
Arch Capital Group Ltd. *	12,405	1,242,361
Ares Management Corp., Class A	203	22,738
Arthur J Gallagher & Co.	305	69,601
Assurant, Inc.	1,084	248,876
Assured Guaranty Ltd.	786	67,761
Axis Capital Holdings Ltd.	4,119	435,461
Bank of America Corp.	538	26,809
Bank of New York Mellon Corp.	1,537	183,057
Bank OZK	1,825	84,972
Berkshire Hathaway, Inc., Class B *	338	170,673
Blackrock, Inc.	143	152,042
Blackstone, Inc.	529	59,973
BOK Financial Corp.	344	43,248
Brighthouse Financial, Inc. *	297	17,814
Brookfield Asset Management Ltd., Class A	632	29,546
Brown & Brown, Inc.	1,491	107,084
Bullish *	814	25,551
Capital One Financial Corp.	1,170	228,899
Carlyle Group, Inc.	1,047	54,434
Cboe Global Markets, Inc.	3,335	999,566
Charles Schwab Corp.	558	53,122
Chubb Ltd.	1,803	614,571
Cincinnati Financial Corp.	6,791	1,113,588
Citigroup, Inc.	457	50,357
Citizens Financial Group, Inc.	2,044	123,028
CME Group, Inc.	636	203,202
CNA Financial Corp.	479	23,002
Columbia Banking System, Inc.	1,501	42,703
Commerce Bancshares, Inc.	967	49,307
Corebridge Financial, Inc.	1,710	44,186
Corpay, Inc. *	560	182,056
Credit Acceptance Corp. *	69	32,649
Cullen/Frost Bankers, Inc.	447	61,784
East West Bancorp, Inc.	1,045	114,375
Equitable Holdings, Inc.	1,761	70,827
Euronet Worldwide, Inc. *	725	50,424
Evercore, Inc., Class A	1,111	343,121
Everest Group Ltd.	695	233,166
FactSet Research Systems, Inc.	270	58,539
Fidelity National Financial, Inc.	3,840	203,059
Fidelity National Information Services, Inc.	2,564	130,661
Fifth Third Bancorp	4,053	200,502
First American Financial Corp.	1,021	71,582
First Citizens BancShares, Inc., Class A	19	36,065

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
First Hawaiian, Inc.	1,002	24,809
First Horizon Corp.	2,558	60,855
FNB Corp.	4,593	78,035
Franklin Resources, Inc.	2,773	73,595
Freedom Holding Corp./NV *	112	13,459
Global Payments, Inc.	1,169	89,382
Globe Life, Inc.	3,199	464,687
Goldman Sachs Group, Inc.	59	50,715
Hamilton Lane, Inc., Class A	594	62,334
Hanover Insurance Group, Inc.	1,613	291,356
Hartford Insurance Group, Inc.	7,464	1,051,155
Houlihan Lokey, Inc.	1,876	307,232
Huntington Bancshares, Inc.	5,527	92,854
Interactive Brokers Group, Inc., Class A	3,233	230,157
Intercontinental Exchange, Inc.	684	112,265
Invesco Ltd.	6,902	181,247
Jack Henry & Associates, Inc.	1,934	314,198
Janus Henderson Group PLC	4,951	257,947
JPMorgan Chase & Co.	67	20,120
KeyCorp	871	18,065
Kinsale Capital Group, Inc.	294	114,563
KKR & Co., Inc.	97	8,505
Lazard, Inc.	3,056	154,634
Lincoln National Corp.	1,593	54,640
Loews Corp.	3,296	362,626
LPL Financial Holdings, Inc.	900	270,342
M&T Bank Corp.	804	174,452
Markel Group, Inc. *	418	866,292
MarketAxess Holdings, Inc.	376	72,192
Marsh & McLennan Cos., Inc.	1,792	334,638
Mastercard, Inc., Class A	138	71,375
MetLife, Inc.	1,665	119,997
MGIC Investment Corp.	14,585	386,940
Moody’s Corp.	717	342,432
Morgan Stanley	346	57,612
Morningstar, Inc.	150	27,471
MSCI, Inc.	523	299,067
Nasdaq, Inc.	1,837	160,884
Northern Trust Corp.	1,276	182,583
NU Holdings Ltd., Class A *	1,281	19,189
Old Republic International Corp.	10,949	469,384
OneMain Holdings, Inc.	2,435	133,974
PayPal Holdings, Inc.	1,681	77,679
Pinnacle Financial Partners, Inc.	519	47,104
PNC Financial Services Group, Inc.	681	144,610
Popular, Inc.	894	121,012
Primerica, Inc.	787	199,630
Principal Financial Group, Inc.	2,061	196,661
Progressive Corp.	3,252	694,822
Prosperity Bancshares, Inc.	714	50,244

	Number of Shares	Value $
Prudential Financial, Inc.	1,225	120,515
Raymond James Financial, Inc.	1,219	186,605
Regions Financial Corp.	4,853	135,059
Reinsurance Group of America, Inc.	554	119,514
RenaissanceRe Holdings Ltd.	1,711	517,509
Rithm Capital Corp. REIT	7,422	74,591
RLI Corp.	1,776	110,680
Ryan Specialty Holdings, Inc.	458	18,022
S&P Global, Inc.	413	182,496
SEI Investments Co.	5,109	415,464
SLM Corp.	1,265	23,706
SOUTHSTATE BANK Corp.	365	36,015
Starwood Property Trust, Inc. REIT	2,911	51,845
State Street Corp.	384	49,390
Stifel Financial Corp.	1,391	102,967
Synchrony Financial	10,759	743,554
T. Rowe Price Group, Inc.	6,479	613,108
Tradeweb Markets, Inc., Class A	976	120,297
Travelers Cos., Inc.	3,104	958,019
Truist Financial Corp.	709	34,961
Unum Group	4,434	318,051
US Bancorp	3,037	166,002
Virtu Financial, Inc., Class A	800	33,128
Visa, Inc., Class A	213	68,190
Voya Financial, Inc.	1,219	81,527
W.R. Berkley Corp.	10,345	741,736
Webster Financial Corp.	1,114	80,353
Wells Fargo & Co.	665	54,164
Western Union Co.	9,474	91,235
WEX, Inc. *	300	44,757
White Mountains Insurance Group Ltd.	55	122,128
Willis Towers Watson PLC	102	31,127
Wintrust Financial Corp.	576	82,979
XP, Inc., Class A	2,726	58,691
Zions Bancorp NA	643	36,831

(Cost $25,830,198)		28,428,772

Health Care — 12.3%
Abbott Laboratories	3,484	405,363
AbbVie, Inc.	487	113,023
Agilent Technologies, Inc.	2,573	312,311
Align Technology, Inc. *	153	29,085
Amgen, Inc.	995	386,219
Avantor, Inc. *	2,265	20,498
Becton Dickinson & Co.	999	176,304
Biogen, Inc. *	2,165	415,290
BioMarin Pharmaceutical, Inc. *	3,017	186,239
Bio-Rad Laboratories, Inc., Class A *	50	13,922
Bio-Techne Corp.	924	54,516

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Boston Scientific Corp. *	1,365	104,900
Bristol-Myers Squibb Co.	2,095	130,665
Cardinal Health, Inc.	1,261	289,059
Cencora, Inc.	2,823	1,050,551
Centene Corp. *	1,941	87,112
Charles River Laboratories International, Inc. *	285	50,870
Chemed Corp.	494	202,545
Cigna Group	5,151	1,492,863
Cooper Cos., Inc. *	836	69,948
Corcept Therapeutics, Inc. *	544	19,421
CVS Health Corp.	13,352	1,066,825
Danaher Corp.	717	151,029
DaVita, Inc. *	714	111,598
DENTSPLY SIRONA, Inc.	1,827	26,820
Dexcom, Inc. *	553	40,607
Edwards Lifesciences Corp. *	6,284	543,378
Elanco Animal Health, Inc. *	4,029	106,366
Elevance Health, Inc.	800	256,000
Eli Lilly & Co.	21	22,092
Encompass Health Corp.	4,371	471,544
Envista Holdings Corp. *	1,421	41,507
Exelixis, Inc. *	11,425	503,386
GE HealthCare Technologies, Inc.	3,243	273,288
Gilead Sciences, Inc.	3,958	589,544
Globus Medical, Inc., Class A *	1,453	138,703
Halozyme Therapeutics, Inc. *	2,652	184,394
HCA Healthcare, Inc.	1,452	769,124
Henry Schein, Inc. *	6,683	550,612
Hologic, Inc. *	4,799	361,653
Humana, Inc.	3,197	609,156
IDEXX Laboratories, Inc. *	601	394,695
Illumina, Inc. *	194	26,085
Incyte Corp. *	3,628	367,408
Insulet Corp. *	347	85,574
Intuitive Surgical, Inc. *	162	81,569
IQVIA Holdings, Inc. *	1,587	283,771
Jazz Pharmaceuticals PLC *	2,854	542,317
Johnson & Johnson	1,060	263,336
Labcorp Holdings, Inc.	2,187	632,305
Masimo Corp. *	20	3,507
McKesson Corp.	3,118	3,078,620
Medpace Holdings, Inc. *	288	130,107
Medtronic PLC	4,478	437,321
Merck & Co., Inc.	3,527	436,713
Mettler-Toledo International, Inc. *	285	389,507
Molina Healthcare, Inc. *	219	33,737
Natera, Inc. *	112	23,301
Neurocrine Biosciences, Inc. *	1,800	238,050
Penumbra, Inc. *	270	92,985

	Number of Shares	Value $
Pfizer, Inc.	12,998	359,395
QIAGEN NV	4,456	221,909
Quest Diagnostics, Inc.	2,317	490,995
Regeneron Pharmaceuticals, Inc.	714	558,112
Repligen Corp. *	134	17,250
ResMed, Inc.	2,044	523,795
Revvity, Inc.	855	84,055
Royalty Pharma PLC, Class A	25,743	1,189,584
Solventum Corp. *	5,581	414,110
STERIS PLC	2,280	575,358
Stryker Corp.	441	170,870
Teleflex, Inc.	330	40,280
Tenet Healthcare Corp. *	2,656	635,820
Thermo Fisher Scientific, Inc.	233	121,419
United Therapeutics Corp. *	1,550	781,045
UnitedHealth Group, Inc.	138	40,471
Universal Health Services, Inc., Class B	3,543	730,212
Veeva Systems, Inc., Class A *	843	153,434
Viatris, Inc.	12,088	180,474
Waters Corp. *	655	209,194
West Pharmaceutical Services, Inc.	421	107,077
Zimmer Biomet Holdings, Inc.	2,248	221,293
Zoetis, Inc.	1,521	199,403

(Cost $25,017,317)		27,994,793

Industrials — 19.1%
3M Co.	1,931	319,233
A O Smith Corp.	5,569	434,382
AAON, Inc.	199	20,139
Acuity, Inc.	431	129,985
Advanced Drainage Systems, Inc.	387	66,309
AECOM	2,636	258,275
AGCO Corp.	262	35,763
Air Lease Corp.	2,913	188,879
Alaska Air Group, Inc. *	329	16,976
Allegion PLC	2,624	422,858
Allison Transmission Holdings, Inc.	1,621	203,111
Amentum Holdings, Inc. *	1,591	47,523
American Airlines Group, Inc. *	1,974	25,800
AMETEK, Inc.	2,477	592,548
API Group Corp. *	1,773	78,828
Applied Industrial Technologies, Inc.	1,049	296,426
Armstrong World Industries, Inc.	1,355	235,093
ATI, Inc. *	764	124,983
Automatic Data Processing, Inc.	718	153,910
Axon Enterprise, Inc. *	18	9,763
Booz Allen Hamilton Holding Corp.	1,231	97,040

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Broadridge Financial Solutions, Inc.	2,463	457,798
Builders FirstSource, Inc. *	497	51,832
BWX Technologies, Inc.	1,574	324,213
C.H. Robinson Worldwide, Inc.	3,540	655,785
CACI International, Inc., Class A *	342	208,678
Carlisle Cos., Inc.	967	381,743
Carpenter Technology Corp.	384	152,859
Caterpillar, Inc.	387	287,475
Cintas Corp.	1,616	325,026
Clean Harbors, Inc. *	807	236,612
CNH Industrial NV	6,185	76,076
Comfort Systems USA, Inc.	256	365,919
Concentrix Corp.	2,120	69,536
Copart, Inc. *	3,445	131,220
Core & Main, Inc., Class A *	1,278	69,216
Crane Co.	1,151	230,810
CSX Corp.	12,364	527,819
Cummins, Inc.	1,212	707,650
Curtiss-Wright Corp.	706	494,433
Deere & Co.	291	183,246
Delta Air Lines, Inc.	6,499	426,984
Donaldson Co., Inc.	6,188	573,999
Dover Corp.	2,197	495,424
Eaton Corp. PLC	619	232,694
EMCOR Group, Inc.	1,207	874,616
Emerson Electric Co.	2,400	361,800
Equifax, Inc.	411	85,883
Esab Corp.	448	56,524
ExlService Holdings, Inc. *	2,931	91,594
Expeditors International of Washington, Inc.	6,387	926,307
Fastenal Co.	13,355	614,864
FedEx Corp.	1,525	590,175
Ferguson Enterprises, Inc.	2,556	666,503
Flowserve Corp.	2,374	210,146
Fortive Corp.	5,120	303,104
Fortune Brands Innovations, Inc.	777	42,222
Ftai Aviation Ltd.	67	20,489
FTI Consulting, Inc. *	1,052	172,970
Gates Industrial Corp. PLC *	4,644	128,035
GE Aerospace	256	87,619
GE Vernova, Inc.	210	183,456
Generac Holdings, Inc. *	134	30,200
General Dynamics Corp.	2,365	844,423
Genpact Ltd.	8,466	336,270
Graco, Inc.	3,493	328,063
GXO Logistics, Inc. *	1,938	121,765
Hayward Holdings, Inc. *	1,726	27,616
HEICO Corp.	271	86,574
HEICO Corp., Class A	574	137,823

	Number of Shares	Value $
Hexcel Corp.	2,471	229,037
Honeywell International, Inc.	655	159,551
Howmet Aerospace, Inc.	1,427	374,630
Hubbell, Inc.	772	394,978
Huntington Ingalls Industries, Inc.	862	383,176
IDEX Corp.	500	104,735
Illinois Tool Works, Inc.	1,890	549,291
Ingersoll Rand, Inc.	1,014	95,458
ITT, Inc.	2,426	491,047
Jacobs Solutions, Inc.	2,344	323,144
JB Hunt Transport Services, Inc.	2,273	530,541
Johnson Controls International PLC	4,904	707,647
KBR, Inc.	1,178	49,747
Kirby Corp. *	2,547	330,601
Knight-Swift Transportation Holdings, Inc.	2,033	127,916
L3Harris Technologies, Inc.	1,659	604,772
Landstar System, Inc.	711	115,857
Leidos Holdings, Inc.	8,258	1,445,976
Lennox International, Inc.	204	116,268
Leonardo DRS, Inc.	764	33,150
Lincoln Electric Holdings, Inc.	1,427	409,620
Lockheed Martin Corp.	852	560,684
Masco Corp.	4,914	351,941
MasTec, Inc. *	942	280,735
Middleby Corp. *	688	116,176
MSA Safety, Inc.	973	190,134
MSC Industrial Direct Co., Inc., Class A	2,906	272,699
Mueller Industries, Inc.	5,311	626,486
Nordson Corp.	650	190,736
Norfolk Southern Corp.	1,218	383,353
Northrop Grumman Corp.	984	712,790
nVent Electric PLC	1,290	152,684
Old Dominion Freight Line, Inc.	795	161,425
Oshkosh Corp.	4,149	705,413
Otis Worldwide Corp.	3,447	319,054
Owens Corning	262	31,982
PACCAR, Inc.	3,351	422,528
Parker-Hannifin Corp.	386	389,543
Parsons Corp. *	1,473	97,218
Paychex, Inc.	1,024	95,898
Paycom Software, Inc.	527	66,312
Paylocity Holding Corp. *	182	19,381
Pentair PLC	2,537	251,645
Quanta Services, Inc.	517	291,112
RB Global, Inc.	1,986	200,507
RBC Bearings, Inc. *	230	132,462
Regal Rexnord Corp.	280	61,874
Republic Services, Inc.	1,410	322,890

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Rockwell Automation, Inc.	986	401,746
Rollins, Inc.	5,449	331,790
RTX Corp.	1,199	242,941
Ryder System, Inc.	1,842	408,114
Schneider National, Inc., Class B	1,288	36,553
Science Applications International Corp.	1,971	181,844
Sensata Technologies Holding PLC	3,154	117,770
Simpson Manufacturing Co., Inc.	1,067	206,539
SiteOne Landscape Supply, Inc. *	637	91,021
Snap-on, Inc.	1,729	666,045
Southwest Airlines Co.	4,255	209,601
SS&C Technologies Holdings, Inc.	4,267	321,262
Stanley Black & Decker, Inc.	1,137	98,339
Tetra Tech, Inc.	3,292	117,985
Textron, Inc.	3,830	377,830
Timken Co.	1,962	212,642
Toro Co.	3,205	316,846
Trane Technologies PLC	909	420,249
TransDigm Group, Inc.	141	183,693
TransUnion	586	46,030
Uber Technologies, Inc. *	1,414	106,644
U-Haul Holding Co.	625	29,475
Union Pacific Corp.	1,179	312,411
United Airlines Holdings, Inc. *	1,535	163,171
United Parcel Service, Inc., Class B	4,028	467,087
United Rentals, Inc.	335	281,400
Valmont Industries, Inc.	1,099	505,463
Veralto Corp.	1,782	173,620
Verisk Analytics, Inc.	829	172,076
Vertiv Holdings Co., Class A	171	43,586
W.W. Grainger, Inc.	363	415,537
Waste Management, Inc.	1,020	245,657
Watsco, Inc.	254	106,002
WESCO International, Inc.	898	259,971
Westinghouse Air Brake Technologies Corp.	1,935	510,743
Woodward, Inc.	1,420	549,199
XPO, Inc. *	231	48,619
Xylem, Inc.	3,463	448,666

(Cost $35,913,347)		43,566,883

Information Technology — 11.4%
Accenture PLC, Class A	514	107,282
Adobe, Inc. *	590	154,822
Advanced Micro Devices, Inc. *	132	26,428
Akamai Technologies, Inc. *	3,853	379,097
Amdocs Ltd.	7,179	501,094
Amkor Technology, Inc.	3,333	159,384

	Number of Shares	Value $
Amphenol Corp., Class A	3,340	487,840
Analog Devices, Inc.	1,535	546,138
Appfolio, Inc., Class A *	260	46,218
Apple, Inc.	1,658	438,010
Applied Materials, Inc.	1,693	630,304
Arista Networks, Inc. *	483	64,480
Arrow Electronics, Inc. *	742	112,903
Autodesk, Inc. *	825	202,843
Avnet, Inc.	1,905	125,425
Bentley Systems, Inc., Class B	640	23,392
Cadence Design Systems, Inc. *	399	120,259
CCC Intelligent Solutions Holdings, Inc. *	2,826	16,476
CDW Corp.	632	77,508
Ciena Corp. *	405	141,223
Cirrus Logic, Inc. *	3,395	479,102
Cisco Systems, Inc.	4,297	341,440
Cognex Corp.	1,827	99,389
Cognizant Technology Solutions Corp., Class A	16,625	1,071,149
Coherent Corp. *	120	31,072
Corning, Inc.	5,044	758,517
Crane NXT Co.	918	44,330
Crowdstrike Holdings, Inc., Class A *	123	45,753
Datadog, Inc., Class A *	141	15,786
Dell Technologies, Inc., Class C	1,596	236,336
Docusign, Inc. *	266	11,989
Dolby Laboratories, Inc., Class A	4,005	266,613
Dropbox, Inc., Class A *	12,094	302,229
DXC Technology Co. *	945	11,898
Dynatrace, Inc. *	2,211	79,419
Entegris, Inc.	234	30,993
EPAM Systems, Inc. *	90	12,690
F5, Inc. *	2,763	749,768
Fair Isaac Corp. *	45	63,421
First Solar, Inc. *	238	46,934
Flex Ltd. *	20,358	1,282,961
Fortinet, Inc. *	1,698	134,193
Gartner, Inc. *	279	43,859
Gen Digital, Inc.	6,814	153,792
GLOBALFOUNDRIES, Inc. *	276	13,124
GoDaddy, Inc., Class A *	812	70,774
Guidewire Software, Inc. *	912	132,532
Hewlett Packard Enterprise Co.	24,338	522,537
HP, Inc.	7,587	144,077
International Business Machines Corp.	692	166,225
Intuit, Inc.	613	250,735
IPG Photonics Corp. *	405	53,286
Jabil, Inc.	4,328	1,146,877
Keysight Technologies, Inc. *	948	291,349

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
KLA Corp.	431	657,081
Lam Research Corp.	2,807	656,529
Lattice Semiconductor Corp. *	312	29,833
Littelfuse, Inc.	411	144,861
Lumentum Holdings, Inc. *	66	46,260
MACOM Technology Solutions Holdings, Inc. *	228	56,571
Manhattan Associates, Inc. *	285	38,598
Microchip Technology, Inc.	365	27,244
Micron Technology, Inc.	948	390,927
Microsoft Corp.	885	347,575
MKS, Inc.	309	75,538
Monolithic Power Systems, Inc.	337	385,103
Motorola Solutions, Inc.	424	204,478
NetApp, Inc.	5,892	583,485
Nutanix, Inc., Class A *	453	17,341
NVIDIA Corp.	475	84,165
Okta, Inc. *	197	14,282
ON Semiconductor Corp. *	861	57,239
Onto Innovation, Inc. *	163	35,190
Palo Alto Networks, Inc. *	612	91,139
Pegasystems, Inc.	427	18,673
Procore Technologies, Inc. *	436	23,997
PTC, Inc. *	2,137	334,633
Pure Storage, Inc., Class A *	1,063	68,266
Qnity Electronics, Inc.	8,875	1,124,995
Qorvo, Inc. *	2,116	175,416
QUALCOMM, Inc.	3,972	565,454
Ralliant Corp.	2,461	112,935
Roper Technologies, Inc.	475	166,122
Salesforce, Inc.	330	64,281
Sandisk Corp. *	208	132,155
ServiceNow, Inc. *	351	37,911
Skyworks Solutions, Inc.	4,152	247,376
Snowflake, Inc. *	71	11,957
Synopsys, Inc. *	344	142,416
TD SYNNEX Corp.	5,051	792,047
Teledyne Technologies, Inc. *	694	472,683
Teradata Corp. *	700	22,043
Teradyne, Inc.	1,810	579,254
Texas Instruments, Inc.	1,210	256,653
Trimble, Inc. *	3,965	265,140
Twilio, Inc., Class A *	235	28,426
Tyler Technologies, Inc. *	402	142,585
UiPath, Inc., Class A *	1,241	13,316
Universal Display Corp.	443	47,264
VeriSign, Inc.	5,340	1,217,200
Vontier Corp.	3,193	130,658
Western Digital Corp.	3,615	1,011,115
Workday, Inc., Class A *	681	91,091
Zebra Technologies Corp., Class A *	127	28,443

	Number of Shares	Value $
Zoom Communications, Inc. *	2,792	206,440
Zscaler, Inc. *	80	11,759

(Cost $23,423,543)		25,952,418

Materials — 5.1%
Air Products and Chemicals, Inc.	298	82,150
Alcoa Corp.	444	27,564
Anglogold Ashanti PLC	406	51,875
AptarGroup, Inc.	1,231	176,907
Avery Dennison Corp.	2,005	393,682
Axalta Coating Systems Ltd. *	3,532	118,004
CF Industries Holdings, Inc.	6,328	629,889
Corteva, Inc.	8,815	706,258
CRH PLC	2,115	253,758
Crown Holdings, Inc.	3,649	418,175
Dow, Inc.	2,462	75,657
DuPont de Nemours, Inc.	12,040	602,482
Eagle Materials, Inc.	415	92,877
Eastman Chemical Co.	1,395	105,336
Ecolab, Inc.	1,321	407,330
Element Solutions, Inc.	4,283	150,290
Freeport-McMoRan, Inc.	5,493	373,963
Graphic Packaging Holding Co.	1,305	15,960
International Flavors & Fragrances, Inc.	1,220	100,321
International Paper Co.	2,772	120,721
Linde PLC	593	301,291
Louisiana-Pacific Corp.	697	59,064
LyondellBasell Industries NV, Class A	1,981	113,947
Martin Marietta Materials, Inc.	301	203,648
Mosaic Co.	4,216	117,373
NewMarket Corp.	183	114,560
Newmont Corp.	6,619	860,470
Nucor Corp.	2,970	525,334
Packaging Corp. of America	1,429	331,728
PPG Industries, Inc.	1,751	215,846
Reliance, Inc.	3,185	1,005,313
Royal Gold, Inc.	2,221	665,834
RPM International, Inc.	823	93,921
Scotts Miracle-Gro Co.	145	10,167
Sealed Air Corp.	5,521	231,220
Sherwin-Williams Co.	612	221,905
Silgan Holdings, Inc.	939	45,119
Solstice Advanced Materials, Inc.	9,112	715,383
Sonoco Products Co.	371	20,950
Southern Copper Corp.	337	73,567
Steel Dynamics, Inc.	3,057	590,398
Vulcan Materials Co.	414	128,340

(Cost $9,424,298)		11,548,577

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Real Estate — 4.0%
Agree Realty Corp. REIT	1,023	82,331
American Homes 4 Rent, Class A REIT	2,868	86,040
American Tower Corp. REIT	830	159,244
AvalonBay Communities, Inc. REIT	1,008	178,648
Brixmor Property Group, Inc. REIT	5,578	168,846
BXP, Inc. REIT	402	23,147
Camden Property Trust REIT	556	60,237
CBRE Group, Inc., Class A *	2,293	338,584
CoStar Group, Inc. *	408	18,209
Cousins Properties, Inc. REIT	284	6,578
CubeSmart REIT	4,820	198,295
Digital Realty Trust, Inc. REIT	187	33,136
EastGroup Properties, Inc. REIT	1,082	212,407
EPR Properties REIT	1,778	105,631
Equinix, Inc. REIT	55	53,584
Equity LifeStyle Properties, Inc. REIT	3,785	254,201
Equity Residential REIT	3,606	227,935
Essex Property Trust, Inc. REIT	1,052	268,376
Extra Space Storage, Inc. REIT	802	121,126
Federal Realty Investment Trust REIT	907	98,654
First Industrial Realty Trust, Inc. REIT	4,002	252,686
Gaming and Leisure Properties, Inc. REIT	8,596	420,430
Healthpeak Properties, Inc. REIT	2,846	50,317
Highwoods Properties, Inc. REIT	996	22,400
Host Hotels & Resorts, Inc. REIT	19,618	384,317
Howard Hughes Holdings, Inc. *	283	20,481
Invitation Homes, Inc. REIT	3,176	83,656
Iron Mountain, Inc. REIT	215	23,291
Jones Lang LaSalle, Inc. *	1,010	318,706
Kilroy Realty Corp. REIT	1,507	44,939
Kimco Realty Corp. REIT	2,784	65,563
Lamar Advertising Co., Class A REIT	2,010	276,857
Mid-America Apartment Communities, Inc. REIT	1,222	163,577
National Storage Affiliates Trust REIT	557	19,506
NNN REIT, Inc. REIT	5,734	259,865
Omega Healthcare Investors, Inc. REIT	6,032	291,165
Park Hotels & Resorts, Inc. REIT	1,920	21,715
Prologis, Inc. REIT	1,758	250,638
Public Storage REIT	1,616	496,209
Rayonier, Inc. REIT	9,918	213,138
Realty Income Corp. REIT	1,962	131,454
Regency Centers Corp. REIT	1,780	140,620

	Number of Shares	Value $
Rexford Industrial Realty, Inc. REIT	1,976	74,041
SBA Communications Corp. REIT	1,632	328,293
Simon Property Group, Inc. REIT	2,834	577,711
STAG Industrial, Inc. REIT	3,065	120,209
Sun Communities, Inc. REIT	328	44,759
UDR, Inc. REIT	939	35,213
Ventas, Inc. REIT	779	67,119
VICI Properties, Inc. REIT	24,467	739,148
Welltower, Inc. REIT	262	54,265
Weyerhaeuser Co. REIT	2,590	63,533
WP Carey, Inc. REIT	4,465	333,312

(Cost $8,601,263)		9,084,342

Utilities — 7.6%
AES Corp.	15,105	261,014
Alliant Energy Corp.	5,195	375,806
Ameren Corp.	4,968	562,775
American Electric Power Co., Inc.	5,837	781,107
American Water Works Co., Inc.	2,626	357,215
Atmos Energy Corp.	3,148	588,015
Brookfield Renewable Corp.	6,801	290,607
CenterPoint Energy, Inc.	11,106	483,111
Clearway Energy, Inc., Class A	1,792	64,548
Clearway Energy, Inc., Class C	3,429	131,365
CMS Energy Corp.	6,386	498,555
Consolidated Edison, Inc.	6,166	693,798
Constellation Energy Corp.	57	18,803
Dominion Energy, Inc.	7,431	469,193
DTE Energy Co.	4,672	692,577
Duke Energy Corp.	4,918	643,520
Edison International	4,269	319,065
Entergy Corp.	5,751	615,990
Essential Utilities, Inc.	6,995	279,590
Evergy, Inc.	8,440	706,090
Eversource Energy	5,700	434,397
Exelon Corp.	16,710	826,644
FirstEnergy Corp.	10,100	516,716
IDACORP, Inc.	2,044	294,275
MDU Resources Group, Inc.	4,311	89,152
National Fuel Gas Co.	5,930	539,808
NextEra Energy, Inc.	2,615	245,209
NiSource, Inc.	7,065	334,175
NRG Energy, Inc.	4,264	763,085
OGE Energy Corp.	7,443	365,749
PG&E Corp.	14,280	271,320
Pinnacle West Capital Corp.	4,869	488,361
PPL Corp.	12,105	471,853
Public Service Enterprise Group, Inc.	2,688	231,356
Sempra	3,286	316,343

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $
Southern Co.	5,094	496,054
Talen Energy Corp. *	266	98,678
UGI Corp.	14,208	531,521
Vistra Corp.	659	114,594
WEC Energy Group, Inc.	4,815	563,162
Xcel Energy, Inc.	6,245	520,583

(Cost $14,244,871)		17,345,779

TOTAL COMMON STOCKS

(Cost $195,886,811)		225,108,796

	Number of Shares	Value $
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF	800	301,008
Vanguard S&P 500 ETF	150	94,656

(Cost $282,021)		395,664

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

(Cost $1,847,471)	1,847,471	1,847,471

TOTAL INVESTMENTS — 99.8%

(Cost $198,016,303)		227,351,931
Other assets and liabilities, net — 0.2%		386,956
NET ASSETS — 100.0%		227,738,887

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (a)(b)
452,820	—	(452,820	) (c)	—	—	253	—	—	—

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
1,224,124	3,294,328	(2,670,981)		—	—	27,901	—	1,847,471	1,847,471

1,676,944	3,294,328	(3,123,801)		—	—	28,154	—	1,847,471	1,847,471

*     Non-income producing security.

(a)  Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:    Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
E-Mini S&P 500 Index	USD	3	1,045,007	1,033,350	3/20/2026	(11,657)
Micro E-Mini S&P 500 Index	USD	17	586,596	585,565	3/20/2026	(1,031)
Micro E-mini S&P MidCap 400 Index	USD	14	475,045	500,906	3/20/2026	25,861
Total net unrealized appreciation						13,173

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2026 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$225,108,796	$—	$—	$225,108,796
Exchange-Traded Funds	395,664	—	—	395,664
Short-Term Investments (a)	1,847,471	—	—	1,847,471
Derivatives (b)
Futures Contracts	25,861	—	—	25,861

TOTAL	$227,377,792	$—	$—	$227,377,792

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(12,688)	$—	$—	$(12,688)

TOTAL	$(12,688)	$—	$—	$(12,688)

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

54 | DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	Xtrackers Europe Defense Technologies ETF	Xtrackers Europe Market Leaders ETF	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF

Assets
Investment in non-affiliated securities at value	$4,854,413	$5,447,033	$59,302,343	$724,120,465
Investment in affiliated securities at value	—	—	27,368	581,324
Investment in DWS Government Money Market Series	12,454	12,224	93,155	1,025,332
Investment in DWS Government & Agency Securities Portfolio*	—	—	—	380,196
Foreign currency at value	1,984	1,585	91,653	854,541
Deposit with broker for futures contracts	—	4,902	16,583	260,817
Receivables:
Investment securities sold	—	—	11,585	4,538,699
Variation margin on futures contracts	—	—	26,136	37,734
Dividends	—	3,334	120,114	680,559
Interest	6	15	254	2,412
Affiliated securities lending income	—	—	—	14
Foreign tax reclaim	—	—	52,047	178,388
Total assets	$4,868,857	$5,469,093	$59,741,238	$732,660,481

Liabilities
Payable upon return of securities loaned	$—	$—	$—	$380,196
Payables:
Investment securities purchased	—	—	—	3,289,323
Capital shares	12,356	—	—	—
Investment advisory fees	474	1,437	10,615	49,965
Variation margin on futures contracts	—	40	—	—
Total liabilities	12,830	1,477	10,615	3,719,484
Net Assets, at value	$4,856,027	$5,467,616	$59,730,623	$728,940,997

Net Assets Consist of
Paid-in capital	$5,000,025	$5,000,025	$64,462,325	$465,165,613
Distributable earnings (loss)	(143,998)	467,591	(4,731,702)	263,775,384
Net Assets, at value	$4,856,027	$5,467,616	$59,730,623	$728,940,997
Number of Common Shares outstanding	200,001	200,001	1,450,001	5,940,001
Net Asset Value	$24.28	$27.34	$41.19	$122.72

Investment in non-affiliated securities at cost	$4,993,555	$4,991,299	$41,268,414	$446,399,882
Investment in affiliated securities at cost	$–	$–	$21,880	$203,233
Value of securities loaned	$—	$—	$—	$372,157
Investment in DWS Government Money Market Series at cost	$12,454	$12,224	$93,155	$1,025,332
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$380,196
Foreign currency at cost	$1,984	$1,574	$93,034	$840,086

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 55

Statements of Assets and Liabilities (Continued)

February 28, 2026 (Unaudited)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Assets
Investment in non-affiliated securities at value	$72,804,450	$225,504,460
Investment in DWS Government Money Market Series	161,995	1,847,471
Deposit with broker for futures contracts	18,638	157,487
Receivables:
Variation margin on futures contracts	60,541	16,395
Dividends	71,277	234,205
Interest	419	5,152
Affiliated securities lending income	—	6
Foreign tax reclaim	—	533
Total assets	$73,117,320	$227,765,709

Liabilities
Payables:
Investment advisory fees	$11,489	$26,822
Total liabilities	11,489	26,822
Net Assets, at value	$73,105,831	$227,738,887

Net Assets Consist of
Paid-in capital	$60,028,092	$230,599,983
Distributable earnings (loss)	13,077,739	(2,861,096)
Net Assets, at value	$73,105,831	$227,738,887
Number of Common Shares outstanding	1,175,001	3,600,001
Net Asset Value	$62.22	$63.26
Investment in non-affiliated securities at cost	$60,142,413	$196,168,832
Investment in DWS Government Money Market Series at cost	$161,995	$1,847,471

See Notes to Financial Statements.

56 | DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers Europe Defense Technologies ETF (1)	Xtrackers Europe Market Leaders ETF(2)	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF

Investment Income
Unaffiliated dividend income*	$—	$3,433	$553,729	$4,424,014
Income distributions from affiliated funds	6	403	2,024	18,842
Affiliated securities lending income	—	—	1	51
Total investment income	6	3,836	555,754	4,442,907

Expenses
Investment advisory fees	474	3,393	63,517	313,633
Other expenses	—	—	58	58
Total expenses	474	3,393	63,575	313,691
Less fees waived (see note 3):
Waiver	—	(15)	(57)	(509)
Net expenses	474	3,378	63,518	313,182
Net investment income (loss)	(468)	458	492,236	4,129,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,038)	(98)	1,578,231	(2,905,991)
Investments in affiliates	—	—	3,906	669
In-kind redemptions	—	—	497,960	2,616,930
In-kind redemptions in affiliates	—	—	388	—
Futures contracts	—	(34)	44,039	196,013
Foreign currency transactions	(350)	(1,205)	(5,169)	(7,733)
Payments by Affiliates (see note 6)	—	12,285	—	27
Net realized gain (loss)	(4,388)	10,948	2,119,355	(100,085)
Net change in unrealized appreciation (depreciation) on:

Investments	(139,142)	455,734	7,783,251	55,934,009
Investments in affiliates	—	—	(820)	10,559
Futures contracts	—	440	17,258	(35,531)
Foreign currency translations	—	11	(3,104)	11,129
Net change in unrealized appreciation (depreciation)	(139,142)	456,185	7,796,585	55,920,166
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(143,530)	467,133	9,915,940	55,820,081
Net Increase (Decrease) in Net Assets Resulting from Operations	$(143,998)	$467,591	$10,408,176	$59,949,806

* Unaffiliated foreign tax withheld	$—	$96	$67,654	$128,927

(1)  For the period February 19, 2026 (commencement of operations) through February 28, 2026.

(2)  For the period December 23, 2025 (commencement of operations) through February 28, 2026.

See Notes to Financial Statements.

DBX ETF Trust | 57

Statements of Operations (Continued)

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Investment Income
Unaffiliated dividend income*	$499,101	$1,729,691
Income distributions from affiliated funds	4,808	27,901
Affiliated securities lending income	8	253
Total investment income	503,917	1,757,845

Expenses
Investment advisory fees	71,544	160,372
Other expenses	58	58
Total expenses	71,602	160,430
Less fees waived (see note 3):
Waiver	(133)	(751)
Net expenses	71,469	159,679
Net investment income (loss)	432,448	1,598,166

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,978)	(4,005,631)
In-kind redemptions	5,270,115	15,432,611
Futures contracts	37,930	122,555
Net realized gain (loss)	5,304,067	11,549,535
Net change in unrealized appreciation (depreciation) on:

Investments	2,820,891	6,144,268
Futures contracts	(20,337)	(43,612)
Net change in unrealized appreciation (depreciation)	2,800,554	6,100,656
Net realized and unrealized gain (loss) on investments and futures	8,104,621	17,650,191
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,537,069	$19,248,357

* Unaffiliated foreign tax withheld	$—	$5,179

See Notes to Financial Statements.

58 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Europe Defense Technologies ETF	Xtrackers Europe Market Leaders ETF	Xtrackers FTSE Developed ex US Multifactor ETF
	For the Period February 19, 2026(1) to February 28, 2026 (Unaudited)	For the Period December 23, 2025(1) to February 28, 2026 (Unaudited)	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(468)	$458	$492,236	$1,492,994
Net realized gain (loss)	(4,388)	10,948	2,119,355	3,748,708
Net change in net unrealized appreciation (depreciation)	(139,142)	456,185	7,796,585	2,848,312
Net increase (decrease) in net assets resulting from operations	(143,998)	467,591	10,408,176	8,090,014
Distributions to Shareholders	—	—	(1,127,900)	(2,084,820)

Fund Shares Transactions
Proceeds from shares sold	5,000,000	5,000,000	—	6,198,058
Value of shares redeemed	—	—	(1,793,633)	(15,769,912)
Net increase (decrease) in net assets resulting from fund share transactions	5,000,000	5,000,000	(1,793,633)	(9,571,854)
Total net increase (decrease) in Net Assets	4,856,002	5,467,591	7,486,643	(3,566,660)

Net Assets
Beginning of period	25	25	52,243,980	55,810,640
End of period	$4,856,027	$5,467,616	$59,730,623	$52,243,980

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1,500,001	1,800,001
Shares sold	200,000	200,000	—	200,000
Shares redeemed	—	—	(50,000)	(500,000)
Shares outstanding, end of period	200,001	200,001	1,450,001	1,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust | 59

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Kokusai Equity ETF		Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,129,725	$9,925,190	$432,448	$832,934
Net realized gain (loss)	(100,085)	11,912,724	5,304,067	3,012,216
Net change in net unrealized appreciation (depreciation)	55,920,166	73,592,569	2,800,554	3,003,293
Net increase (decrease) in net assets resulting from operations	59,949,806	95,430,483	8,537,069	6,848,443
Distributions to Shareholders	(5,400,068)	(10,288,678)	(454,308)	(867,649)

Fund Shares Transactions
Proceeds from shares sold	11,755,279	14,814,721	12,913,039	13,064,175
Value of shares redeemed	(4,667,704)	(35,745,102)	(17,963,667)	(17,257,606)
Net increase (decrease) in net assets resulting from fund share transactions	7,087,575	(20,930,381)	(5,050,628)	(4,193,431)
Total net increase (decrease) in Net Assets	61,637,313	64,211,424	3,032,133	1,787,363

Net Assets
Beginning of period	667,303,684	603,092,260	70,073,698	68,286,335
End of period	$728,940,997	$667,303,684	$73,105,831	$70,073,698

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,880,001	6,070,001	1,250,001	1,325,001
Shares sold	100,000	140,000	225,000	250,000
Shares redeemed	(40,000)	(330,000)	(300,000)	(325,000)
Shares outstanding, end of period	5,940,001	5,880,001	1,175,001	1,250,001

See Notes to Financial Statements.

60 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,598,166	$2,745,664
Net realized gain (loss)	11,549,535	18,063,407
Net change in net unrealized appreciation (depreciation)	6,100,656	(7,011,330)
Net increase (decrease) in net assets resulting from operations	19,248,357	13,797,741
Distributions to Shareholders	(1,733,515)	(2,658,242)

Fund Shares Transactions
Proceeds from shares sold	71,903,748	78,029,046
Value of shares redeemed	(47,068,664)	(71,294,775)
Net increase (decrease) in net assets resulting from fund share transactions	24,835,084	6,734,271
Total net increase (decrease) in Net Assets	42,349,926	17,873,770

Net Assets
Beginning of period	185,388,961	167,515,191
End of period	$227,738,887	$185,388,961

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,200,001	3,100,001
Shares sold	1,200,000	1,400,000
Shares redeemed	(800,000)	(1,300,000)
Shares outstanding, end of period	3,600,001	3,200,001

See Notes to Financial Statements.

DBX ETF Trust | 61

Financial Highlights

Xtrackers Europe Defense Technologies ETF

	Period Ended
	2/28/2026(a) (Unaudited)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.72)
Total from investment operations	(0.72)
Net Asset Value, end of period	$24.28
Total Return (%)	(2.88	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.35	*
Ratio of net investment income (loss) (%)	(0.35	)*
Portfolio turnover rate (%)(d)	3	**

(a)	For the period February 19, 2026 (commencement of operations) through February 28, 2026.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

62 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Europe Market Leaders ETF

	Period Ended
	2/28/2026(a) (Unaudited)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)
Net realized and unrealized gain (loss)	2.34
Total from investment operations	2.34
Net Asset Value, end of period	$27.34
Total Return (%)(d)(e)	9.35	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	0.05	*
Portfolio turnover rate (%)(f)	0	**(g)

(a)	For the period December 23, 2025 (commencement of operations) through February 28, 2026.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)

The Fund’s total return includes a reimbursement for trade-related transaction costs incurred in connection with the Fund’s initial capital investment. Excluding this reimbursement, total return would have been 0.22% lower.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 63

Financial Highlights (Continued)

Xtrackers FTSE Developed ex US Multifactor ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$34.83		$31.01	$27.42	$25.39	$32.88	$27.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.90	0.81	0.90	1.01	0.84
Net realized and unrealized gain (loss)	6.79		4.13	3.89	1.98	(7.37)	5.35
Total from investment operations	7.12		5.03	4.70	2.88	(6.36)	6.19
Less distributions from:
Net investment income	(0.76)		(1.21)	(1.11)	(0.85)	(1.13)	(1.15)
Total from distributions	(0.76)		(1.21)	(1.11)	(0.85)	(1.13)	(1.15)
Net Asset Value, end of period	$41.19		$34.83	$31.01	$27.42	$25.39	$32.88
Total Return (%)(b)	20.86	**	16.76	17.65	11.59	(19.75)	22.69

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	60		52	56	60	66	71
Ratio of expenses before fee waiver (%)	0.24	*	0.24	0.34	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	*	0.24	0.24	0.24	0.24	0.24
Ratio of net investment income (loss) (%)	1.86	*	2.91	2.88	3.44	3.45	2.75
Portfolio turnover rate (%)(c)	25	**	47	51	52	56	53

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

64 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Kokusai Equity ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$113.49		$99.36	$80.83	$71.06	$84.95	$65.83

Income (loss) from investment operations:
Net investment income (loss)(a)	0.70		1.63	1.49	1.50	1.53	1.28
Net realized and unrealized gain (loss)	9.44		14.19	18.56	9.72	(13.73)	18.91
Total from investment operations	10.14		15.82	20.05	11.22	(12.20)	20.19
Less distributions from:
Net investment income	(0.91)		(1.69)	(1.52)	(1.45)	(1.69)	(1.06)
Net realized gains	–		–	–	–	–	(0.01)
Total from distributions	(0.91)		(1.69)	(1.52)	(1.45)	(1.69)	(1.07)
Net Asset Value, end of period	$122.72		$113.49	$99.36	$80.83	$71.06	$84.95
Total Return (%)(b)	8.97	**	16.13	25.07	16.02	(14.55)	30.87

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	729		667	603	520	502	803
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09
Ratio of net investment income (loss) (%)	1.19	*	1.58	1.70	2.02	1.93	1.73
Portfolio turnover rate (%)(c)	2	**	2	3	2	4	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 65

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

	For the Six Months Ended 2/28/2026 (Unaudited)		Years Ended August 31,
			2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$56.06		$51.54	$43.02	$37.16	$41.83	$31.43

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.68	0.68	0.61	0.53	0.52
Net realized and unrealized gain (loss)	6.17		4.55	8.48	5.85	(4.60)	10.44
Total from investment operations	6.51		5.23	9.16	6.46	(4.07)	10.96
Less distributions from:
Net investment income	(0.35)		(0.71)	(0.64)	(0.60)	(0.60)	(0.56)
Total from distributions	(0.35)		(0.71)	(0.64)	(0.60)	(0.60)	(0.56)
Net Asset Value, end of period	$62.22		$56.06	$51.54	$43.02	$37.16	$41.83
Total Return (%)(b)	11.66	**	10.27	21.45	17.63	(9.84)	35.25

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	73		70	68	29	11	40
Ratio of expenses before fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.15	*	1.29	1.47	1.55	1.29	1.51
Portfolio turnover rate (%)(c)	1	**	19	22	34	14	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

66 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell US Multifactor ETF

	For the Six Months Ended 2/28/2026 (Unaudited)		Years Ended August 31,
			2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$57.93		$54.04	$44.99	$41.63	$46.33	$34.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.49		0.89	0.71	0.77	0.72	0.56
Net realized and unrealized gain (loss)	5.36		3.83	9.00	3.38	(4.76)	11.47
Total from investment operations	5.85		4.72	9.71	4.15	(4.04)	12.03
Less distributions from:
Net investment income	(0.52)		(0.83)	(0.66)	(0.79)	(0.66)	(0.54)
Total from distributions	(0.52)		(0.83)	(0.66)	(0.79)	(0.66)	(0.54)
Net Asset Value, end of period	$63.26		$57.93	$54.04	$44.99	$41.63	$46.33
Total Return (%)(b)	10.17	**	8.87	21.78	10.12	(8.80)	34.85

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	228		185	168	135	146	206
Ratio of expenses before fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.69	*	1.61	1.46	1.80	1.60	1.40
Portfolio turnover rate (%)(c)	18	**	35	41	44	38	39

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2026, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Europe Defense Technologies ETF

Xtrackers Europe Market Leaders ETF

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Europe Defense Technologies ETF offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xrackers Europe Market Leaders ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xrackers Europe Market Leaders ETF and Xtrackers MSCI Kokusai Equity ETF, which lots consist of 10,000 shares and Xtrackers Europe Defense Technologies ETF, Xtrackers and Russell 1000 US Quality at a Reasonable Price ETF, which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Europe Defense Technologies ETF	STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index
Xrackers Europe Market Leaders ETF	STOXX Europe Total Market Leaders Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors. The Underlying Index is based on the STOXX Europe Total Market Index, which includes large, medium and small-capitalization companies from 17 Western European countries. The Underlying Index is a free float-adjusted market capitalization weighted index and constituent weights are capped such that the sum of all constituent weights above 4.5% does not exceed 45% of the Underlying Index, and no single constituent weight exceeds 8% of the Underlying Index. The Underlying Index’s list of eligible securities is reviewed annually in June and re-weighted, as necessary, in accordance with its capping requirements at least quarterly in March, June, September and December.

The STOXX Europe Total Market Leaders Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology. The starting universe of stocks for the Underlying Index is the STOXX Global Total Market Index, excluding real estate investment trusts. The STOXX Global Total Market Index represents at least 95% of worldwide free-float market capitalization and includes

68 | DBX ETF Trust

large, medium and small capitalization companies. The Underlying Index is reviewed annually in September with the annual review cut-off date being the last index dissemination day in August. Underlying Index rebalancings are usually conducted quarterly after the close every third Friday in March, June, September and December.

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semi-annually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is reviewed quarterly in February, May, August and November and rebalanced semi-annually in May and November. At each semi-annual rebalancing, the composition of the Underlying Index is reassessed and the large and mid-capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semi-annually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each of Xtrackers Europe Defense Technologies ETF and Xrackers Europe Market Leaders ETF are non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF are diversified series of the Trust and may change their diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a

DBX ETF Trust | 69

component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

70 | DBX ETF Trust

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2026, the Funds did not incur any interest or penalties.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$12,170,196	$11,850,583	$24,020,779
Xtrackers MSCI Kokusai Equity ETF	1,931,827	12,072,461	14,004,288
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	545,708	3,938,283	4,483,991
Xtrackers Russell US Multifactor ETF	26,464,383	15,866,826	42,331,209

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$42,534,556	$9,346,230	$11,571,285	$(2,225,055)
Xtrackers MSCI Kokusai Equity ETF	444,700,895	221,176,274	253,957,621	(32,781,347)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	60,632,350	9,309,733	11,843,048	(2,533,315)
Xtrackers Russell US Multifactor ETF	164,187,859	21,330,792	27,051,367	(5,720,575)

The tax character of current year distributions will be determined at the end of the current fiscal year

DBX ETF Trust | 71

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds may lend securities to certain financial institutions. Deutsche Bank AG serves as securities lending agent for Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2026, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of February 28, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$380,196	$—	$—	$—	$380,196
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$380,196

As of February 28, 2026, Xtrackers Europe Defense Technologies ETF, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, and Xtrackers Russell US Multifactor ETF had no securities on loan.

Derivatives

72 | DBX ETF Trust

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2026, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2026 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Europe Market Leaders ETF
Equity contracts	Unrealized appreciation on futures contracts*	$440	Unrealized depreciation on futures contracts*	$—
	Total	$440	Total	$—

Xtrackers FTSE Developed ex US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$29,918	Unrealized depreciation on futures contracts*	$—
	Total	$29,918	Total	$—

Xtrackers MSCI Kokusai Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$42,049	Unrealized depreciation on futures contracts*	$13,644
	Total	$42,049	Total	$13,644

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$98
	Total	$—	Total	$98

Xtrackers Russell US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$25,861	Unrealized depreciation on futures contracts*	$12,688
	Total	$25,861	Total	$12,688

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers Europe Market Leaders ETF	$(34)
Xtrackers FTSE Developed ex US Multifactor ETF	44,039
Xtrackers MSCI Kokusai Equity ETF	196,013
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	37,930
Xtrackers Russell US Multifactor ETF	122,555

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers Europe Market Leaders ETF	$440
Xtrackers FTSE Developed ex US Multifactor ETF	17,258
Xtrackers MSCI Kokusai Equity ETF	(35,531)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(20,337)
Xtrackers Russell US Multifactor ETF	(43,612)

For the period ended February 28, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Europe Market Leaders ETF	$9,490
Xtrackers FTSE Developed ex US Multifactor ETF	366,430
Xtrackers MSCI Kokusai Equity ETF	2,531,410
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	290,326
Xtrackers Russell US Multifactor ETF	1,600,144

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Europe Defense Technologies ETF	0.35%
Xtrackers Europe Market Leaders ETF	0.35%
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

74 | DBX ETF Trust

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Europe Market Leaders ETF	$15
Xtrackers FTSE Developed ex US Multifactor ETF	57
Xtrackers MSCI Kokusai Equity ETF	509
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	133
Xtrackers Russell US Multifactor ETF	751

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$0
Xtrackers MSCI Kokusai Equity ETF	4
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1
Xtrackers Russell US Multifactor ETF	19

4. Investment Portfolio Transactions

For the period ended February 28, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Europe Defense Technologies ETF	$129,434	$216,799
Xtrackers Europe Market Leaders ETF	4,999,189	7,902
Xtrackers FTSE Developed ex US Multifactor ETF	13,251,744	13,896,094
Xtrackers MSCI Kokusai Equity ETF	11,334,945	14,182,870
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	507,511	13,022,282
Xtrackers Russell US Multifactor ETF	33,565,420	34,158,244

For the period ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Sales
Xtrackers Europe Defense Technologies ETF	$5,084,957	$—
Xtrackers FTSE Developed ex US Multifactor ETF	—	1,679,773
Xtrackers MSCI Kokusai Equity ETF	11,461,643	4,589,229
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	12,912,748	5,270,115
Xtrackers Russell US Multifactor ETF	71,909,898	47,204,741

DBX ETF Trust | 75

5. Fund Share Transactions

As of February 28, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the six-months ended February 28, 2026, the Advisor agreed to reimburse the Xtrackers Europe Market Leaders ETF $11,156 for trade-related transaction costs incurred in connection with the Fund’s initial capital investment. The amount reimbursed was 0.22% of the Fund’s average net assets. In addition, the Advisor agreed to reimburse the Fund $1,129 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.02% of the Fund’s average net assets.

During the six-months ended February 28, 2026, the Advisor agreed to reimburse Xtrackers MSCI Kokusai Equity ETF $27 loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Europe Defense Technologies ETF	88%
Xtrackers Europe Market Leaders ETF	98%

76 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Europe Defense Technologies ETF and Xtrackers Europe Market Leaders ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

Xtrackers Europe Defense Technologies ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 11, 2025 (the “Meeting”), the Trustees, all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers, unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Europe Defense Technologies ETF (the “Fund”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching its decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by and the anticipated profits to be realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies; and (6) fall-out benefits, if any, that may be enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

DBX ETF Trust | 77

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers Europe Market Leaders ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 11, 2025 (the “Meeting”), the Trustees, all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers, unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Europe Market Leaders ETF (the “Fund”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching its decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by and the anticipated profits to be realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies; and (6) fall-out benefits, if any, that may be enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

78 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the median fee but above the average fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

DBX ETF Trust | 79

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

80 | DBX ETF Trust

     EQUITY-NCSRS

February 28, 2026

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%

Basic Materials — 7.3%

Chemicals — 4.1%

Celanese US Holdings LLC

7.33%, 7/15/29	46,000	48,658

6.50%, 4/15/30 (a)	34,000	34,862

7.05%, 11/15/30	105,000	112,034

7.00%, 2/15/31	29,000	29,887

7.379%, 7/15/32	67,000	70,693

6.75%, 4/15/33 (a)	53,000	54,376

7.20%, 11/15/33 (a)	77,000	82,781

7.375%, 2/15/34	54,000	55,511

Chemours Co.

144A,5.75%, 11/15/28	55,000	55,365

144A,4.625%, 11/15/29	36,000	34,131

Chemours (The) Co.,144A,8.00%, 1/15/33	37,000	37,663

Consolidated Energy Finance SA

144A,5.625%, 10/15/28 (a)	46,000	38,698

144A,12.00%, 2/15/31	37,000	32,051

FMC Corp.

3.45%, 10/1/29	24,000	21,203

5.65%, 5/18/33 (a)	45,000	39,523

Huntsman International LLC

4.50%, 5/1/29	43,000	41,211

2.95%, 6/15/31	36,000	31,089

INEOS Finance PLC

144A,6.75%, 5/15/28	35,000	32,439

144A,7.50%, 4/15/29 (a)	40,000	35,747

Methanex US Operations, Inc.,144A,6.25%, 3/15/32	35,000	36,247

Olin Corp.,144A,6.625%, 4/1/33	38,000	37,153

Olympus Water US Holding Corp.

144A,4.25%, 10/1/28	53,000	51,571

144A,6.25%, 10/1/29	33,000	32,288

144A,7.25%, 6/15/31	54,000	55,293

144A,6.75%, 8/1/32	69,000	67,984

144A,7.25%, 2/15/33	112,000	111,590

Perimeter Holdings LLC,144A,6.25%, 1/15/34	39,000	39,207

SCIH Salt Holdings, Inc.,144A,6.625%, 5/1/29	59,000	58,900

Tronox, Inc.

144A,4.625%, 3/15/29 (a)	75,000	58,055

144A,9.125%, 9/30/30 (a)	27,000	26,534

WR Grace Holdings LLC

144A,5.625%, 8/15/29	79,000	75,746

144A,6.625%, 8/15/32	44,000	44,547

144A,7.00%, 8/1/33	34,000	34,639

(Cost $1,608,852)		1,617,676

	Principal Amount $	Value $

Forest Products & Paper — 0.5%

Domtar Corp.,144A,6.75%, 10/1/28	45,000	34,236

Eldorado Intl. Finance GmbH,144A,8.50%, 12/1/32	34,000	35,394

Glatfelter Corp.,144A,4.75%, 11/15/29 (a)	45,000	41,846

Magnera Corp.,144A,7.25%, 11/15/31	43,000	42,133

Mercer International, Inc.

144A,12.875%, 10/1/28	33,000	23,071

5.125%, 2/1/29	52,000	32,226

(Cost $228,136)		208,906

Iron/Steel — 1.4%

Cleveland-Cliffs, Inc.

144A,6.875%, 11/1/29	48,000	49,479

144A,6.75%, 4/15/30	41,000	41,659

144A,7.50%, 9/15/31	85,000	88,785

144A,7.00%, 3/15/32	91,000	92,536

144A,7.375%, 5/1/33	47,000	48,272

144A,7.625%, 1/15/34	89,000	91,398

Commercial Metals Co.,144A,6.00%, 12/15/35	72,000	73,788

Metinvest BV,144A,7.75%, 10/17/29	38,000	34,131

Mineral Resources Ltd.,144A,7.00%, 4/1/31	52,000	54,737

(Cost $566,426)		574,785

Mining — 1.3%

Arsenal AIC Parent LLC,144A,11.50%, 10/1/31	24,000	26,498

First Quantum Minerals Ltd.

144A,8.625%, 6/1/31	103,000	108,081

144A,8.00%, 3/1/33	52,000	55,581

144A,7.25%, 2/15/34	67,000	70,204

Kaiser Aluminum Corp.,144A,5.875%, 3/1/34	24,000	24,297

Vedanta Resources Finance II PLC

144A,10.875%, 9/17/29	89,000	95,198

144A,9.475%, 7/24/30	36,000	37,974

144A,11.25%, 12/3/31	29,000	32,101

144A,9.125%, 10/15/32	34,000	35,247

144A,9.85%, 4/24/33	31,000	33,133

(Cost $504,520)		518,314

Communications — 22.0%

Advertising — 1.9%

Clear Channel Outdoor Holdings, Inc.

144A,7.75%, 4/15/28	52,000	52,443

144A,7.50%, 6/1/29	82,000	82,632

144A,7.875%, 4/1/30	69,000	72,754

144A,7.125%, 2/15/31	79,000	83,545

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.50%, 3/15/33	60,000	64,805

Neptune Bidco US, Inc.

144A,9.29%, 4/15/29	176,000	176,498

144A,10.375%, 5/15/31	82,000	82,832

144A,9.50%, 2/15/33	101,000	98,984

Stagwell Global LLC,144A,5.625%, 8/15/29	67,000	61,821

(Cost $766,734)		776,314

Internet — 1.9%

Arches Buyer, Inc.,144A,6.125%, 12/1/28	26,000	24,560

Cogent Communications Group LLC / Cogent Finance, Inc.

144A,7.00%, 6/15/27 (a)	32,000	31,439

144A,6.50%, 7/1/32 (a)	38,000	33,713

Getty Images, Inc.

144A,11.25%, 2/21/30 (a)	31,000	27,459

144A,10.50%, 11/15/30	44,000	38,983

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A,5.75%, 5/15/28	45,000	42,208

144A,8.75%, 5/1/29	41,000	38,043

144A,9.50%, 5/30/29	54,000	50,780

144A,9.00%, 8/1/29	15,000	13,952

Newfold Digital Holdings Group, Inc.

144A,11.75%, 4/30/29	24,000	12,240

144A,11.75%, 4/30/29 (b)	7,800	3,978

144A,11.75%, 4/30/29 (b)	1,950	1,706

Rakuten Group, Inc.,144A,9.75%, 4/15/29	135,000	149,858

Snap, Inc.

144A,6.875%, 3/1/33	113,000	112,620

144A,6.875%, 3/15/34	32,000	31,923

Wayfair LLC

144A,7.25%, 10/31/29	66,000	68,250

144A,7.75%, 9/15/30	40,000	42,092

144A,6.75%, 11/15/32	49,000	49,978

(Cost $793,839)		773,782

Media — 11.8%

AMC Networks, Inc.

144A,10.25%, 1/15/29	46,000	49,359

144A,10.50%, 7/15/32	29,000	29,732

Cable One, Inc.,144A,4.00%, 11/15/30 (a)	42,000	29,111

CCO Holdings LLC / CCO Holdings Capital Corp.

144A,5.00%, 2/1/28	158,000	157,756

144A,5.375%, 6/1/29	73,000	72,876

144A,6.375%, 9/1/29	68,000	68,949

144A,4.75%, 3/1/30	184,000	178,010

144A,4.50%, 8/15/30	148,000	141,260

144A,4.25%, 2/1/31	132,000	123,132

	Principal Amount $	Value $

144A,7.375%, 3/1/31 (a)	66,000	68,138

144A,4.75%, 2/1/32 (a)	75,000	69,799

4.50%, 5/1/32	168,000	153,862

144A,7.00%, 2/1/33	70,000	71,624

144A,4.50%, 6/1/33	83,000	74,191

144A,4.25%, 1/15/34	113,000	98,510

144A,7.375%, 2/1/36	68,000	69,064

CSC Holdings LLC

144A,5.50%, 4/15/27	83,000	70,451

144A,5.375%, 2/1/28	73,000	52,578

144A,7.50%, 4/1/28	63,000	35,498

144A,11.25%, 5/15/28 (a)	72,000	57,113

144A,11.75%, 1/31/29	142,000	101,273

144A,6.50%, 2/1/29	122,000	77,196

144A,5.75%, 1/15/30	145,000	56,168

144A,4.125%, 12/1/30	79,000	48,270

144A,4.625%, 12/1/30	156,000	57,885

144A,3.375%, 2/15/31	64,000	38,209

144A,4.50%, 11/15/31	101,000	60,703

144A,5.00%, 11/15/31	28,000	10,487

Directv Financing LLC

144A,8.875%, 2/1/30	101,000	101,161

144A,8.875%, 2/1/30	56,000	56,117

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,10.00%, 2/15/31	139,000	142,270

Discovery Communications LLC

3.625%, 5/15/30	50,000	48,563

5.00%, 9/20/37	29,000	23,066

6.35%, 6/1/40	27,000	22,116

DISH DBS Corp.

7.375%, 7/1/28	79,000	76,298

144A,5.75%, 12/1/28	129,000	125,217

5.125%, 6/1/29	118,000	105,489

EW Scripps (The) Co.,144A,9.875%, 8/15/30	53,000	53,268

Gray Media, Inc.

144A,10.50%, 7/15/29 (a)	89,000	95,463

144A,4.75%, 10/15/30	49,000	39,820

144A,5.375%, 11/15/31	102,000	80,398

144A,9.625%, 7/15/32 (a)	61,000	63,426

144A,7.25%, 8/15/33	55,000	56,832

iHeartCommunications, Inc.

144A,9.125%, 5/1/29	47,000	41,803

144A,10.875%, 5/1/30	46,000	34,168

144A,7.75%, 8/15/30	40,000	31,847

LCPR Senior Secured Financing DAC

144A,6.75%, 10/15/27	76,000	53,307

144A,5.125%, 7/15/29	53,000	36,012

McGraw-Hill Education, Inc.

144A,8.00%, 8/1/29	41,000	40,739

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.375%, 9/1/31	41,000	41,929

Sinclair Television Group, Inc.

144A,5.50%, 3/1/30	37,000	33,011

144A,8.125%, 2/15/33	94,000	97,948

144A,9.75%, 2/15/33	39,000	43,388

Sirius XM Radio, Inc.

144A,4.125%, 7/1/30	96,000	90,553

144A,3.875%, 9/1/31	105,000	96,369

Univision Communications, Inc.

144A,8.00%, 8/15/28	77,000	79,145

144A,4.50%, 5/1/29	67,000	63,613

144A,7.375%, 6/30/30	85,000	85,072

144A,8.50%, 7/31/31	80,000	81,944

144A,9.375%, 8/1/32	104,000	110,136

Versant Media Group, Inc.,144A,7.25%, 1/30/31	67,000	68,610

Virgin Media Finance PLC,144A,5.00%, 7/15/30	62,000	52,004

Virgin Media Secured Finance PLC

144A,5.50%, 5/15/29	100,000	97,159

144A,4.50%, 8/15/30	69,000	62,954

VZ Secured Financing BV,144A,7.50%, 1/15/33	82,000	80,653

Ziggo Bond Co. BV,144A,5.125%, 2/28/30	36,000	31,268

Ziggo BV,144A,4.875%, 1/15/30	64,000	60,366

(Cost $4,822,593)		4,724,706

Telecommunications — 6.4%

Altice Financing SA

144A,5.00%, 1/15/28	80,000	56,449

144A,5.75%, 8/15/29	142,000	98,511

Altice France Lux 3 / Altice Holdings 1,144A,10.00%, 1/15/33	81,000	76,214

Altice France SA

144A,9.50%, 11/1/29	106,333	108,060

144A,6.875%, 10/15/30	52,641	51,092

144A,6.50%, 4/15/32	104,035	99,734

144A,6.875%, 7/15/32	86,282	82,931

C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	53,000	54,907

Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	102,000	108,367

Connect Holding II LLC,144A,10.50%, 4/3/31	138,000	133,608

CT Trust,144A,5.125%, 2/3/32	58,000	55,897

Fibercop SpA

144A,6.375%, 11/15/33	36,000	36,618

144A,6.00%, 9/30/34	36,000	35,379

144A,7.20%, 7/18/36	28,000	28,458

144A,7.721%, 6/4/38	39,000	40,377

	Principal Amount $	Value $

Iliad Holding SAS,144A,7.00%, 4/15/32	51,000	52,418

Level 3 Financing, Inc.

144A,4.875%, 6/15/29	8,000	7,710

144A,6.875%, 6/30/33	153,000	158,579

144A,7.00%, 3/31/34	167,000	173,731

144A,8.50%, 1/15/36	115,000	119,860

Millicom International Cellular SA

144A,4.50%, 4/27/31	62,000	57,942

144A,7.375%, 4/2/32	24,000	24,849

Sable International Finance Ltd.,144A,7.125%, 10/15/32	66,000	66,883

Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC

144A,Series Feb, 8.625%, 6/15/32	69,000	70,039

144A,8.625%, 6/15/32 (a)	31,000	31,467

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,144A,6.50%, 2/15/29	85,000	82,744

Uniti Services LLC,144A,7.50%, 10/15/33	95,000	98,910

Viasat, Inc.

144A,6.50%, 7/15/28	72,000	71,140

144A,7.50%, 5/30/31 (a)	43,000	42,475

Vmed O2 UK Financing I PLC

144A,4.25%, 1/31/31	93,000	82,074

144A,4.75%, 7/15/31	93,000	82,894

144A,7.75%, 4/15/32	58,000	58,071

144A,6.75%, 1/15/33	59,000	55,973

Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	129,000	135,914

(Cost $2,538,758)		2,540,275

Consumer, Cyclical — 16.4%

Airlines — 0.7%

Gol Finance, Inc.,144A,14.375%, 6/6/30	136,000	140,760

JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	138,000	140,367

(Cost $278,984)		281,127

Apparel — 0.2%

Under Armour, Inc.,144A,7.25%, 7/15/30	26,000	26,919

VF Corp.,2.95%, 4/23/30	38,000	34,917

(Cost $59,777)		61,836

Auto Manufacturers — 1.4%

Allison Transmission, Inc.,144A,5.875%, 12/1/33	24,000	24,522

Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	75,000	61,001

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Nissan Motor Acceptance Co. LLC,144A,6.125%, 9/30/30	96,000	96,279

Nissan Motor Co. Ltd.

144A,7.50%, 7/17/30	63,000	66,508

144A,4.81%, 9/17/30	180,000	171,219

144A,7.75%, 7/17/32	46,000	49,232

144A,8.125%, 7/17/35	76,000	83,060

(Cost $552,149)		551,821

Auto Parts & Equipment — 2.4%

Adient Global Holdings Ltd.,144A,7.50%, 2/15/33	53,000	55,664

American Axle & Manufacturing, Inc.

5.00%, 10/1/29	72,000	70,397

144A,6.375%, 10/15/32	53,000	53,974

144A,7.75%, 10/15/33	71,000	72,207

Clarios Global LP / Clarios US Finance Co.,144A,6.75%, 9/15/32	79,000	82,049

Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29	45,000	40,690

Forvia SE

144A,8.00%, 6/15/30	24,000	25,589

144A,6.75%, 9/15/33	47,000	48,441

Goodyear Tire & Rubber Co.

5.25%, 4/30/31	24,000	23,027

5.25%, 7/15/31	56,000	53,466

5.625%, 4/30/33 (a)	30,000	28,575

Tenneco, Inc.,144A,8.00%, 11/17/28	126,000	126,094

ZF North America Capital, Inc.

144A,6.875%, 4/14/28	49,000	50,679

144A,7.125%, 4/14/30	31,000	31,745

144A,6.75%, 4/23/30	54,000	54,585

144A,7.50%, 3/24/31	96,000	98,995

144A,6.875%, 4/23/32	55,000	55,209

(Cost $948,166)		971,386

Entertainment — 3.3%

Brightstar Lottery PLC/ Brightstar Global Solutions Corp.,144A,5.75%, 1/15/33	54,000	53,697

Caesars Entertainment, Inc.

144A,4.625%, 10/15/29 (a)	82,000	80,279

144A,6.50%, 2/15/32	111,000	112,877

144A,6.00%, 10/15/32 (a)	61,000	59,680

Cinemark USA, Inc.,144A,7.00%, 8/1/32	29,000	30,229

Discovery Global Holdings, Inc.,4.279%, 3/15/32 (a)	201,000	184,920

Great Canadian Gaming Corp./Raptor LLC,144A,8.75%, 11/15/29	36,000	36,618

	Principal Amount $	Value $

Light & Wonder International, Inc.

144A,7.50%, 9/1/31	44,000	46,039

144A,6.25%, 10/1/33	73,000	73,361

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A,8.25%, 4/15/30	50,000	52,139

144A,11.875%, 4/15/31	45,000	47,737

Motion Bondco DAC,144A,6.625%, 11/15/27	26,000	24,645

Motion Finco Sarl,144A,8.375%, 2/15/32	34,000	27,140

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	35,000	33,856

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.

144A,5.625%, 9/1/29	49,000	35,219

144A,5.875%, 9/1/31	51,000	32,576

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.,144A,6.625%, 2/1/33	29,000	29,781

Six Flags Entertainment Corp.,144A,7.25%, 5/15/31 (a)	56,000	55,016

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.25%, 7/15/29 (a)	41,000	39,464

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	50,000	50,864

Six Flags Entertainment Corp./Canada’s Wonderland Co/ Millennium Operations LLC,144A,8.625%, 1/15/32	71,000	71,939

Voyager Parent LLC,144A,9.25%, 7/1/32	114,000	121,802

(Cost $1,293,582)		1,299,878

Food Service — 0.3%

TKC Holdings, Inc.

144A,8.50%, 8/15/30	74,000	75,786

144A,12.00%, 2/15/31	46,000	48,387

(Cost $124,274)		124,173

Home Builders — 0.4%

Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,6.875%, 8/1/33	23,000	23,235

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC,144A,4.875%, 2/15/30	43,000	40,452

Century Communities, Inc.,144A,6.625%, 9/15/33	29,000	29,491

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

LGI Homes, Inc.

144A,8.75%, 12/15/28	23,000	24,012

144A,7.00%, 11/15/32 (a)	43,000	42,205

(Cost $158,910)		159,395

Home Furnishings — 0.2%

FXI Holdings, Inc.,144A,11.00%, 11/15/30	53,000	49,325

Whirlpool Corp.,6.50%, 6/15/33 (a)	49,000	48,935

(Cost $97,063)		98,260

Housewares — 0.8%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	50,000	41,103

Newell Brands, Inc.

6.375%, 9/15/27	52,000	52,919

144A,8.50%, 6/1/28	66,000	69,507

6.625%, 9/15/29	25,000	25,411

6.375%, 5/15/30 (a)	24,000	24,093

6.625%, 5/15/32 (a)	60,000	60,034

Scotts Miracle-Gro Co.

4.00%, 4/1/31	35,000	33,174

4.375%, 2/1/32	28,000	26,715

(Cost $331,479)		332,956

Leisure Time — 0.9%

NCL Corp. Ltd.

144A,5.875%, 1/15/31	81,000	81,892

144A,6.75%, 2/1/32	120,000	123,662

144A,6.25%, 9/15/33	51,000	51,509

Sabre GLBL, Inc.

144A,10.75%, 11/15/29	34,000	24,825

144A,10.75%, 3/15/30	27,000	19,595

144A,11.125%, 7/15/30	85,000	61,731

(Cost $386,998)		363,214

Lodging — 1.9%

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc

144A,4.875%, 7/1/31	29,000	27,312

144A,6.625%, 1/15/32	68,000	69,425

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	57,000	55,672

Marriott Ownership Resorts, Inc.

144A,4.50%, 6/15/29	32,000	30,905

144A,6.50%, 10/1/33	48,000	46,574

Melco Resorts Finance Ltd.

144A,5.625%, 7/17/27	42,000	42,043

144A,5.75%, 7/21/28	57,000	57,004

144A,5.375%, 12/4/29	74,000	72,346

144A,7.625%, 4/17/32 (a)	51,000	53,486

	Principal Amount $	Value $

144A,6.50%, 9/24/33	34,000	33,942

MGM Resorts International,6.50%, 4/15/32 (a)	53,000	54,432

Station Casinos LLC

144A,4.625%, 12/1/31	42,000	40,556

144A,6.625%, 3/15/32	35,000	35,856

Studio City Finance Ltd.

144A,6.50%, 1/15/28	24,000	24,020

144A,5.00%, 1/15/29	77,000	74,516

Travel + Leisure Co.,144A,6.125%, 9/1/33	31,000	31,532

(Cost $739,991)		749,621

Retail — 3.9%

Advance Auto Parts, Inc.

3.90%, 4/15/30 (a)	51,000	47,680

144A,7.00%, 8/1/30	67,000	68,780

144A,7.375%, 8/1/33	50,000	51,275

Asbury Automotive Group, Inc.,144A,5.00%, 2/15/32	46,000	44,762

Bath & Body Works, Inc.,144A,6.625%, 10/1/30	54,000	55,355

Ferrellgas LP / Ferrellgas Finance Corp.

144A,5.875%, 4/1/29	64,000	61,914

144A,9.25%, 1/15/31	36,000	37,375

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.

144A,4.625%, 1/15/29	78,000	76,132

144A,6.75%, 1/15/30 (a)	70,000	66,081

FirstCash, Inc.,144A,6.875%, 3/1/32	46,000	47,530

Gap, Inc.,144A,3.875%, 10/1/31	46,000	42,840

Global Auto Holdings Ltd. / AAG

FH UK Ltd.

144A,8.375%, 1/15/29	32,000	30,657

144A,8.75%, 1/15/32	41,000	37,996

Kohl’s Corp.,5.125%, 5/1/31	39,000	33,029

LBM Acquisition LLC

144A,6.25%, 1/15/29 (a)	45,000	34,354

144A,9.50%, 6/15/31	67,000	62,575

Macy’s Retail Holdings LLC

144A,6.125%, 3/15/32	38,000	38,307

144A,7.375%, 8/1/33	32,000	33,564

Michaels Cos., Inc.,144A,7.875%, 5/1/29	63,000	63,326

Nordstrom, Inc.

4.375%, 4/1/30	23,000	22,164

4.25%, 8/1/31 (a)	35,000	32,636

Park River Holdings, Inc.

144A,8.75%, 12/31/30 (a)	36,000	34,743

144A,8.00%, 3/15/31	54,000	54,390

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

PetSmart LLC / PetSmart Finance Corp.

144A,7.50%, 9/15/32	117,000	118,478

144A,10.00%, 9/15/33	62,000	62,239

QVC, Inc.,144A,6.875%, 4/15/29	34,000	14,450

Sonic Automotive, Inc.,144A,4.875%, 11/15/31	40,000	38,667

Staples, Inc.

144A,10.75%, 9/1/29	153,000	140,517

144A,12.75%, 1/15/30	64,146	45,156

Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	35,000	33,729

Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29	23,000	24,189

(Cost $1,564,141)		1,554,890

Consumer, Non-cyclical — 13.3%

Biotechnology — 0.2%

Genmab A/S/Genmab Finance LLC,144A,7.25%, 12/15/33

(Cost $76,064)	72,000	76,443

Commercial Services — 4.5%

ADT Security (The) Corp.,144A,5.875%, 10/15/33	59,000	59,996

Allied Universal Holdco LLC,144A,7.875%, 2/15/31	150,000	158,561

Allied Universal Holdco LLC / Allied Universal Finance Corp.

144A,6.00%, 6/1/29	73,000	72,292

144A,6.875%, 6/15/30	79,000	82,275

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A,4.75%, 4/1/28	20,000	19,556

144A,5.375%, 3/1/29	56,000	53,646

144A,8.25%, 1/15/30 (a)	33,000	33,316

144A,8.00%, 2/15/31	48,000	47,614

144A,8.375%, 6/15/32	39,000	38,375

Brink’s Co.,144A,6.75%, 6/15/32	32,000	33,145

Clarivate Science Holdings Corp.

144A,3.875%, 7/1/28	62,000	58,041

144A,4.875%, 7/1/29	63,000	51,749

EquipmentShare.com, Inc.

144A,8.625%, 5/15/32	44,000	47,119

144A,8.00%, 3/15/33 (a)	35,000	37,222

Garda World Security Corp.

144A,6.00%, 6/1/29	47,000	45,974

144A,6.50%, 1/15/31	53,000	54,480

144A,8.25%, 8/1/32	33,000	33,763

144A,8.375%, 11/15/32	57,000	58,435

GEO Group, Inc.

8.625%, 4/15/29	54,000	56,312

	Principal Amount $	Value $

10.25%, 4/15/31	32,000	34,381

Herc Holdings, Inc.,144A,7.25%, 6/15/33 (a)	72,000	76,156

Hertz Corp.

144A,12.625%, 7/15/29 (a)	82,000	75,671

144A,5.00%, 12/1/29	67,000	34,846

ION Platform Finance US, Inc.,144A,7.875%, 9/30/32	106,000	85,125

Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	94,000	90,576

RR Donnelley & Sons Co.

144A,9.50%, 8/1/29	67,000	69,104

144A,10.875%, 8/1/29	30,000	30,744

Sabre Financial Borrower LLC,144A,11.125%, 6/15/29	73,000	70,413

Sotheby’s,144A,7.375%, 10/15/27	39,000	38,787

Veritiv Operating Co.,144A,10.50%, 11/30/30	69,000	73,914

Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	85,000	88,741

(Cost $1,850,433)		1,810,329

Cosmetics/Personal Care — 0.2%

Edgewell Personal Care Co.,144A,4.125%, 4/1/29	27,000	26,075

Perrigo Finance Unlimited Co.,6.125%, 9/30/32	50,000	48,973

(Cost $75,256)		75,048

Food — 1.7%

Albertsons Cos., Inc.,144A,5.625%, 3/31/32	81,000	81,368

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,144A,5.75%, 3/31/34	115,000	114,572

B&G Foods, Inc.

5.25%, 9/15/27 (a)	60,000	58,532

144A,8.00%, 9/15/28	41,000	39,825

Fiesta Purchaser, Inc.

144A,7.875%, 3/1/31	35,000	36,079

144A,9.625%, 9/15/32 (a)	31,000	31,595

Performance Food Group, Inc.,144A,5.625%, 3/1/34	60,000	60,238

Post Holdings, Inc.

144A,4.50%, 9/15/31	48,000	45,955

144A,6.375%, 3/1/33	87,000	88,624

144A,6.25%, 10/15/34 (a)	29,000	29,639

144A,6.50%, 3/15/36	101,000	102,834

(Cost $688,331)		689,261

Healthcare-Services — 3.9%

Acadia Healthcare Co., Inc.

144A,5.00%, 4/15/29 (a)	38,000	37,251

144A,7.375%, 3/15/33 (a)	26,000	26,874

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CHS/Community Health Systems, Inc.

144A,6.00%, 1/15/29	35,000	34,895

144A,6.875%, 4/15/29	118,000	114,104

144A,6.125%, 4/1/30	122,000	107,987

144A,5.25%, 5/15/30	90,000	86,541

144A,4.75%, 2/15/31	89,000	81,727

144A,10.875%, 1/15/32	113,000	122,602

DaVita, Inc.,144A,6.875%, 9/1/32	71,000	73,819

Global Medical Response, Inc.,144A,7.375%, 10/1/32	64,000	67,042

LifePoint Health, Inc.

144A,5.375%, 1/15/29	27,000	26,409

144A,8.375%, 2/15/32	49,000	53,085

144A,10.00%, 6/1/32	54,000	56,390

Molina Healthcare, Inc.

144A,6.50%, 2/15/31	53,000	53,236

144A,6.25%, 1/15/33	54,000	53,162

MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30 (a)	56,000	41,107

National Mentor Holdings, Inc.,144A,10.50%, 12/15/30	92,000	91,742

Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	90,000	94,078

Radiology Partners, Inc.,144A,8.50%, 7/15/32	62,000	63,918

Select Medical Corp.,144A,6.25%, 12/1/32 (a)	35,000	34,171

Star Parent, Inc.,144A,9.00%, 10/1/30	78,000	79,265

Surgery Center Holdings, Inc.,144A,7.25%, 4/15/32	76,000	76,003

Team Health Holdings, Inc.,144A,8.375%, 6/30/28	23,000	23,169

US Acute Care Solutions LLC,144A,9.75%, 5/15/29	67,000	67,105

(Cost $1,539,018)		1,565,682

Household Products/Wares — 0.1%

Kronos Acquisition Holdings, Inc.

144A,8.25%, 6/30/31	38,000	25,982

144A,10.75%, 6/30/32	28,000	12,270

(Cost $47,094)		38,252

Pharmaceuticals — 2.7%

1261229 BC Ltd.,144A,10.00%, 4/15/32	402,000	416,073

Accendra Health, Inc.

144A,4.50%, 3/31/29 (a)	28,000	17,776

144A,6.625%, 4/1/30	41,000	19,763

AdaptHealth LLC

144A,4.625%, 8/1/29	44,000	42,253

144A,5.125%, 3/1/30	38,000	36,646

	Principal Amount $	Value $

Bausch Health Cos., Inc.

144A,5.00%, 1/30/28	35,000	30,479

144A,4.875%, 6/1/28	63,000	58,689

144A,11.00%, 9/30/28	44,000	46,048

144A,5.00%, 2/15/29	56,000	42,326

144A,6.25%, 2/15/29	47,000	37,189

144A,5.25%, 1/30/30	45,000	31,546

144A,5.25%, 2/15/31	28,000	18,294

Endo Finance Holdings LP,144A,8.50%, 4/15/31 (a)	67,000	71,250

HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	52,000	49,860

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A,5.125%, 4/30/31	93,000	82,723

144A,6.75%, 5/15/34	42,000	40,792

144A,7.875%, 5/15/34 (a)	40,000	37,328

(Cost $1,074,303)		1,079,035

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Stena International SA

144A,7.25%, 1/15/31	52,000	53,639

144A,7.625%, 2/15/31	37,000	38,577

(Cost $91,352)		92,216

Energy — 12.8%

Oil & Gas — 5.3%

Ascent Resources Utica Holdings LLC / ARU Finance Corp.,144A,6.625%, 7/15/33	35,000	36,342

California Resources Corp.,144A,7.00%, 1/15/34	19,000	19,360

Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,9.75%, 2/15/31	27,000	28,783

Comstock Resources, Inc.

144A,6.75%, 3/1/29	72,000	71,776

144A,6.75%, 3/1/29	41,000	40,952

144A,5.875%, 1/15/30	60,000	57,867

Crescent Energy Finance LLC

144A,7.625%, 4/1/32	60,000	60,725

144A,7.875%, 4/15/32	77,000	78,489

144A,7.375%, 1/15/33	62,000	61,638

144A,8.375%, 1/15/34	40,000	41,373

CVR Energy, Inc.

144A,7.50%, 2/15/31	40,000	39,888

144A,7.875%, 2/15/34	27,000	26,475

Hilcorp Energy I LP / Hilcorp Finance Co.

144A,5.75%, 2/1/29	39,000	39,191

144A,6.00%, 4/15/30	55,000	54,342

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,6.00%, 2/1/31	42,000	40,939

144A,6.25%, 4/15/32	24,000	23,369

144A,8.375%, 11/1/33	31,000	32,731

144A,7.25%, 2/15/35	68,000	67,393

Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	53,000	55,827

Kosmos Energy Ltd.

144A,7.50%, 3/1/28	27,000	23,542

144A,8.75%, 10/1/31	40,000	30,223

Medco Cypress Tree Pte Ltd.,144A,8.625%, 5/19/30	27,000	28,463

Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	27,000	28,069

Nabors Industries, Inc.,144A,7.625%, 11/15/32	44,000	45,357

Noble Finance II LLC,144A,8.00%, 4/15/30	89,000	92,682

Northern Oil & Gas, Inc.

144A,8.75%, 6/15/31	24,000	25,058

144A,7.875%, 10/15/33	59,000	60,356

PBF Holding Co. LLC / PBF Finance Corp.

6.00%, 2/15/28	53,000	52,815

144A,9.875%, 3/15/30	46,000	48,851

144A,7.875%, 9/15/30	39,000	39,161

Puma International Financing SA,144A,7.75%, 4/25/29	37,000	38,418

SM Energy Co.

144A,8.625%, 11/1/30	64,000	67,776

144A,8.75%, 7/1/31	101,000	106,100

144A,7.00%, 8/1/32 (a)	56,000	57,069

144A,9.625%, 6/15/33	49,000	54,216

Sunoco LP

144A,7.25%, 5/1/32	48,000	50,739

144A,6.625%, 8/15/32	45,000	46,602

144A,5.875%, 3/15/34	56,000	56,252

Talos Production, Inc.

144A,9.00%, 2/1/29	53,000	55,231

144A,9.375%, 2/1/31	40,000	42,587

Transocean International Ltd.

144A,8.25%, 5/15/29	89,000	92,731

144A,8.50%, 5/15/31	46,000	48,674

144A,7.875%, 10/15/32	31,000	33,301

(Cost $2,054,887)		2,101,733

Oil & Gas Services — 1.3%

Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.625%, 9/1/32	42,000	43,737

Archrock Services LP / Archrock Partners Finance Corp.,144A,6.00%, 2/1/34	62,000	62,805

Kodiak Gas Services LLC

144A,6.50%, 10/1/33	50,000	51,587

144A,6.75%, 10/1/35	38,000	39,725

	Principal Amount $	Value $

USA Compression Partners LP / USA Compression Finance Corp.

144A,7.125%, 3/15/29	57,000	58,927

144A,6.25%, 10/1/33	51,000	51,894

WBI Operating LLC

144A,6.25%, 10/15/30	60,000	61,184

144A,6.50%, 10/15/33	52,000	52,875

Weatherford International Ltd.,144A,6.75%, 10/15/33	84,000	87,865

(Cost $504,221)		510,599

Pipelines — 6.2%

Antero Midstream Partners LP / Antero Midstream Finance Corp.,144A,5.75%, 10/15/33	41,000	41,640

Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.25%, 7/15/32	40,000	42,334

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A,5.50%, 6/15/31	102,000	101,799

144A,7.50%, 12/15/33	43,000	46,416

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A,8.625%, 3/15/29	67,000	69,990

144A,7.375%, 6/30/33	49,000	50,711

Genesis Energy LP / Genesis Energy Finance Corp.

7.875%, 5/15/32	36,000	37,708

8.00%, 5/15/33	48,000	50,780

Global Partners LP / GLP Finance Corp.

144A,8.25%, 1/15/32	31,000	32,823

144A,7.125%, 7/1/33	24,000	24,878

Golar LNG Ltd.,144A,7.50%, 10/2/30	40,000	40,273

Harvest Midstream I LP

144A,7.50%, 9/1/28	50,000	50,590

144A,7.50%, 5/15/32	42,000	43,622

ITT Holdings LLC,144A,6.50%, 8/1/29	78,000	75,835

NGL Energy Operating LLC / NGL Energy Finance Corp.

144A,8.125%, 2/15/29	79,000	81,983

144A,8.375%, 2/15/32	66,000	69,272

Rockies Express Pipeline LLC,144A,6.75%, 3/15/33	29,000	30,673

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A,7.375%, 2/15/29	58,000	60,158

144A,6.00%, 12/31/30	46,000	46,648

144A,6.00%, 9/1/31	32,000	32,444

144A,6.75%, 3/15/34	43,000	44,217

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Venture Global Calcasieu Pass LLC,144A,3.875%, 11/1/33	80,000	71,253

Venture Global LNG, Inc.

144A,8.125%, 6/1/28	136,000	139,620

144A,9.50%, 2/1/29	202,000	216,771

144A,7.00%, 1/15/30	90,000	91,348

144A,8.375%, 6/1/31 (a)	167,000	171,128

144A,9.875%, 2/1/32	159,000	168,568

Venture Global Plaquemines LNG LLC

144A,7.50%, 5/1/33	81,000	89,894

144A,6.50%, 1/15/34	126,000	132,672

144A,6.50%, 6/15/34	75,000	78,785

144A,7.75%, 5/1/35	83,000	94,186

144A,6.75%, 1/15/36	151,000	160,937

(Cost $2,443,639)		2,489,956

Financial — 13.5%

Diversified Financial Services — 5.6%

Aretec Group, Inc.

144A,7.50%, 4/1/29 (a)	29,000	28,786

144A,10.00%, 8/15/30	39,000	41,542

Azorra Finance Ltd.

144A,7.25%, 1/15/31	32,000	33,423

144A,6.25%, 2/15/34	27,000	26,618

Bread Financial Holdings, Inc.,144A,6.75%, 5/15/31	34,000	34,683

Burford Capital Global Finance LLC

144A,9.25%, 7/1/31	39,000	39,670

144A,7.50%, 7/15/33	28,000	26,224

144A,8.50%, 1/15/34	47,000	46,114

Credit Acceptance Corp.,144A,6.625%, 3/15/30	45,000	44,850

CrossCountry Intermediate HoldCo LLC

144A,6.50%, 10/1/30	51,000	50,861

144A,6.75%, 12/1/32	47,000	46,553

Encore Capital Group, Inc.

144A,8.50%, 5/15/30	25,000	26,759

144A,6.625%, 4/15/31	33,000	33,532

Enova International, Inc.,144A,9.125%, 8/1/29	29,000	30,485

Focus Financial Partners LLC,144A,6.75%, 9/15/31	55,000	54,754

Freedom Mortgage Holdings LLC

144A,6.875%, 5/1/31	57,000	55,019

144A,9.125%, 5/15/31	45,000	46,637

144A,8.375%, 4/1/32	37,000	37,308

144A,7.875%, 4/1/33	40,000	39,465

goeasy Ltd.

144A,9.25%, 12/1/28	35,000	34,657

144A,7.625%, 7/1/29	38,000	35,655

	Principal Amount $	Value $

144A,6.875%, 5/15/30	39,000	34,309

144A,7.375%, 10/1/30	22,000	19,520

144A,6.875%, 2/15/31	22,000	18,992

Jefferies Finance LLC / JFIN Co.- Issuer Corp.

144A,5.00%, 8/15/28	95,000	90,400

144A,6.625%, 10/15/31	19,000	18,516

Jefferson Capital Holdings LLC,144A,8.25%, 5/15/30	32,000	33,551

LD Holdings Group LLC,144A,6.125%, 4/1/28	37,000	32,964

Navient Corp.

5.50%, 3/15/29	61,000	57,022

9.375%, 7/25/30	34,000	34,465

11.50%, 3/15/31	34,000	36,055

7.875%, 6/15/32 (a)	32,000	29,807

OneMain Finance Corp.

7.875%, 3/15/30	62,000	64,889

7.50%, 5/15/31	35,000	36,162

7.125%, 11/15/31	44,000	45,015

6.75%, 3/15/32	74,000	74,667

7.125%, 9/15/32	42,000	43,004

6.50%, 3/15/33	45,000	44,633

6.75%, 9/15/33	63,000	62,607

Osaic Holdings, Inc.

144A,6.75%, 8/1/32	69,000	69,681

144A,8.00%, 8/1/33	49,000	48,867

PennyMac Financial Services, Inc.

144A,5.75%, 9/15/31	21,000	20,406

144A,6.875%, 5/15/32	50,000	50,353

144A,6.875%, 2/15/33	55,000	55,106

144A,6.75%, 2/15/34	60,000	59,376

PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	39,000	39,191

PRA Group, Inc.,144A,8.875%, 1/31/30	40,000	40,750

Stonex Escrow Issuer

LLC,144A,6.875%, 7/15/32	37,000	38,425

Synchrony Financial,7.25%, 2/2/33	53,000	55,919

UWM Holdings LLC

144A,6.625%, 2/1/30	56,000	55,623

144A,6.25%, 3/15/31	69,000	66,714

Velocity Commercial Capital LLC,144A,9.375%, 2/15/31	34,000	34,495

(Cost $2,260,366)		2,225,079

Insurance — 3.4%

Acrisure LLC / Acrisure Finance, Inc.

144A,8.25%, 2/1/29	80,000	80,084

144A,8.50%, 6/15/29	39,000	38,941

144A,6.00%, 8/1/29 (a)	29,000	27,090

144A,7.50%, 11/6/30	61,000	62,114

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,6.75%, 7/1/32	36,000	35,336

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A,5.875%, 11/1/29	32,000	31,248

144A,7.375%, 10/1/32	53,000	52,471

Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	101,000	103,483

Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	102,000	100,763

Asurion LLC and Asurion Co.- Issuer, Inc.

144A,8.00%, 12/31/32	220,000	231,257

144A,8.375%, 2/1/34	223,000	222,060

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC

144A,7.25%, 2/15/31	55,000	55,788

144A,8.125%, 2/15/32	97,000	92,954

Jones Deslauriers Insurance Management, Inc.,144A,6.875%, 10/1/33	26,000	23,902

Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	191,000	194,452

(Cost $1,366,955)		1,351,943

Real Estate — 0.8%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	46,200	46,736

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A,5.75%, 1/15/29	39,000	38,475

144A,5.25%, 4/15/30	29,000	27,453

144A,9.75%, 4/15/30	42,000	45,288

Howard Hughes (The) Corp.,144A,6.125%, 3/1/34	34,000	33,958

Hunt Cos., Inc.,144A,5.25%, 4/15/29	49,000	46,955

Kennedy-Wilson, Inc.

4.75%, 2/1/30	50,000	48,535

5.00%, 3/1/31 (a)	34,000	32,982

(Cost $315,574)		320,382

Real Estate Investment Trusts — 3.0%

Arbor Realty SR, Inc.

144A,8.50%, 12/15/28 (a)	26,000	25,317

144A,7.875%, 7/15/30	35,000	32,284

Brandywine Operating Partnership LP,8.875%, 4/12/29	39,000	41,463

Diversified Healthcare Trust

4.75%, 2/15/28	39,000	38,164

4.375%, 3/1/31	38,000	34,399

	Principal Amount $	Value $

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non- MTM,144A,7.375%, 9/30/30	22,000	22,246

Hudson Pacific Properties LP

3.95%, 11/1/27	31,000	29,509

4.65%, 4/1/29 (a)	10,000	8,908

3.25%, 1/15/30	43,000	35,776

Millrose Properties, Inc.

144A,6.375%, 8/1/30	75,000	76,988

144A,6.25%, 9/15/32	50,000	50,668

MPT Operating Partnership LP / MPT Finance Corp.

5.00%, 10/15/27 (a)	99,000	97,067

4.625%, 8/1/29	66,000	57,083

3.50%, 3/15/31	82,000	62,783

144A,8.50%, 2/15/32	90,000	96,390

RHP Hotel Properties LP / RHP Finance Corp.

144A,6.50%, 4/1/32	57,000	59,018

144A,6.50%, 6/15/33	44,000	45,733

Rithm Capital Corp.

144A,8.00%, 4/1/29	36,000	36,256

144A,8.00%, 7/15/30	47,000	47,255

Service Properties Trust

5.50%, 12/15/27	26,000	26,076

3.95%, 1/15/28	45,000	42,946

8.375%, 6/15/29	48,000	50,412

4.95%, 10/1/29 (a)	21,000	19,092

4.375%, 2/15/30	31,000	27,483

144A,8.625%, 11/15/31	49,000	51,579

8.875%, 6/15/32	38,000	38,173

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	72,000	68,111

(Cost $1,207,313)		1,221,179

Venture Capital — 0.7%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

5.25%, 5/15/27	103,000	101,531

9.75%, 1/15/29	56,000	55,393

4.375%, 2/1/29	52,000	44,361

144A,10.00%, 11/15/29	52,000	51,412

9.00%, 6/15/30	43,000	40,938

(Cost $294,463)		293,635

Industrial — 4.8%

Aerospace/Defense — 0.4%

TransDigm, Inc.,144A,6.75%, 1/31/34

(Cost $141,930)	137,000	142,293

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Building Materials — 0.9%

Builders FirstSource, Inc.

144A,6.375%, 3/1/34	91,000	93,845

144A,6.75%, 5/15/35	31,000	32,389

Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	56,000	42,338

Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29 (a)	30,000	21,836

MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	30,000	28,138

Smyrna Ready Mix Concrete LLC

144A,6.00%, 11/1/28	71,000	71,150

144A,8.875%, 11/15/31	75,000	79,726

(Cost $380,665)		369,422

Electrical Components & Equipment — 0.2%

Energizer Holdings, Inc.

144A,4.375%, 3/31/29	79,000	76,806

144A,6.00%, 9/15/33	13,000	12,708

(Cost $89,590)		89,514

Engineering & Construction — 0.7%

Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	96,000	89,772

HTA Group Ltd./Mauritius,144A,7.50%, 6/4/29	60,000	62,107

IHS Holding Ltd.

144A,6.25%, 11/29/28	39,000	39,160

144A,7.875%, 5/29/30	41,000	42,989

144A,8.25%, 11/29/31	38,000	40,510

(Cost $272,143)		274,538

Environmental Control — 0.3%

Madison IAQ LLC,144A,5.875%, 6/30/29	69,000	68,890

Waste Pro USA, Inc.,144A,7.00%, 2/1/33	64,000	66,768

(Cost $133,214)		135,658

Machinery-Construction & Mining — 0.1%

Terex Corp.,144A,6.25%, 10/15/32

(Cost $46,464)	46,000	47,407

Packaging & Containers — 2.0%

Ardagh Group SA,144A,9.50%, 12/1/30	116,000	125,712

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC,144A,4.00%, 9/1/29	68,000	64,960

	Principal Amount $	Value $

Clydesdale Acquisition Holdings, Inc.

144A,6.875%, 1/15/30	34,000	34,564

144A,6.75%, 4/15/32	88,000	88,734

Graphic Packaging International LLC,144A,6.375%, 7/15/32 (a)	42,000	42,598

Mauser Packaging Solutions Holding Co.

144A,7.875%, 4/15/30	175,000	179,248

144A,9.25%, 4/15/30	80,000	78,902

OI European Group BV,144A,4.75%, 2/15/30	37,000	35,670

Owens-Brockway Glass Container, Inc.,144A,7.25%, 5/15/31 (a)	44,000	44,541

Trivium Packaging Finance BV

144A,8.25%, 7/15/30	51,000	54,666

144A,12.25%, 1/15/31	30,000	33,057

(Cost $774,016)		782,652

Transportation — 0.2%

Brightline East LLC,144A,11.00%, 1/31/30	76,000	20,583

Seaspan Corp.,144A,5.50%, 8/1/29	43,000	41,233

(Cost $79,577)		61,816

Technology — 3.9%

Computers — 0.4%

Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	51,000	49,925

McAfee Corp.,144A,7.375%, 2/15/30 (a)	118,000	96,688

(Cost $159,649)		146,613

Office/Business Equipment — 0.2%

Xerox Corp.

144A,10.25%, 10/15/30 (a)	24,000	17,400

144A,13.50%, 4/15/31	29,000	15,352

Xerox Holdings Corp.

144A,5.50%, 8/15/28	49,000	18,860

144A,8.875%, 11/30/29	42,000	12,192

(Cost $101,697)		63,804

Semiconductors — 0.1%

ams-OSRAM AG,144A,12.25%, 3/30/29

(Cost $53,688)	50,000	53,391

Software — 3.2%

AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	159,000	149,652

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29 (a)	52,000	33,254

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	48,000	30,374

Cloud Software Group, Inc.

144A,6.50%, 3/31/29	266,000	261,092

144A,9.00%, 9/30/29	245,000	240,184

144A,6.625%, 8/15/33 (a)	83,000	78,375

CoreWeave, Inc.

144A,9.25%, 6/1/30	132,000	129,425

144A,9.00%, 2/1/31	124,000	119,798

Rocket Software, Inc.

144A,9.00%, 11/28/28	42,000	40,991

144A,6.50%, 2/15/29	49,000	41,073

UKG, Inc.,144A,6.875%, 2/1/31	169,000	164,073

(Cost $1,333,025)		1,288,291

Utilities — 3.6%

Electric — 3.2%

Alpha Generation LLC

144A,6.75%, 10/15/32	58,000	60,379

144A,6.25%, 1/15/34	54,000	54,870

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC,144A,6.375%, 2/15/32	69,000	68,842

ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	29,000	29,906

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA,144A,5.375%, 12/30/30	49,000	46,279

Hawaiian Electric Co., Inc.,144A,6.00%, 10/1/33	43,000	43,849

NRG Energy, Inc.

144A,5.75%, 1/15/34	98,000	99,455

144A,6.25%, 11/1/34	106,000	109,678

144A,6.00%, 1/15/36	117,000	119,139

Saavi Energia Sarl,144A,8.875%, 2/10/35	77,000	85,104

Talen Energy Supply LLC

144A,6.25%, 2/1/34	111,000	113,019

144A,6.50%, 2/1/36	73,000	75,098

TransAlta Corp.,5.875%, 2/1/34	25,000	25,171

VoltaGrid LLC,144A,7.375%, 11/1/30	129,000	134,761

XPLR Infrastructure Operating Partners LP

144A,7.25%, 1/15/29 (a)	43,000	44,653

144A,8.375%, 1/15/31	55,000	58,265

144A,8.625%, 3/15/33	53,000	56,128

144A,7.75%, 4/15/34	58,000	60,172

(Cost $1,267,645)		1,284,768

Gas — 0.2%

AmeriGas Partners LP / AmeriGas Finance Corp. 144A,9.375%, 6/1/28	39,000	40,332

	Principal Amount $	Value $

144A,9.50%, 6/1/30	29,000	31,058

(Cost $70,458)		71,390

Water — 0.2%

Nova Securitisation Sarl

144A,5.75%, 2/3/31	57,000	56,364

144A,6.50%, 2/3/36	34,000	33,306

(Cost $89,746)		89,670

TOTAL CORPORATE BONDS

(Cost $39,248,148)		39,125,314

	Number of Shares

SECURITIES LENDING

COLLATERAL — 6.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $2,509,261)	2,509,261	2,509,261

CASH EQUIVALENTS — 1.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $421,398)	421,398	421,398

TOTAL INVESTMENTS — 105.1%

(Cost $42,178,807)		42,055,973

Other assets and liabilities,net — (5.1%)		(2,058,204)

NET ASSETS — 100.0%		39,997,769

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 6.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

970,915	1,538,346	(e)	—	—	—	6,768	—	2,509,261	2,509,261

CASH EQUIVALENTS — 1.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

304,525	2,361,578		(2,244,705)	—	—	5,543	—	421,398	421,398

1,275,440	3,899,924		(2,244,705)	—	—	12,311	—	2,930,659	2,930,659

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $2,453,421, which is 6.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$39,119,630	$5,684	$39,125,314

Short-Term Investments (a)	2,930,659	—	—	2,930,659

TOTAL	$2,930,659	$39,119,630	$5,684	$42,055,973

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 98.0%

Basic Materials — 4.4%

Chemicals — 2.3%

Ashland, Inc.,144A,3.375%, 9/1/31	58,000	53,483

Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	62,000	65,256

Axalta Coating Systems LLC,144A,3.375%, 2/15/29	87,000	83,983

Celanese US Holdings LLC

7.165%, 7/15/27 (a)	72,000	74,587

6.85%, 11/15/28	93,000	97,947

Chemours Co.,5.375%, 5/15/27	64,000	64,714

Methanex Corp.

5.125%, 10/15/27	91,000	91,420

5.25%, 12/15/29	91,000	91,826

NOVA Chemicals Corp.

144A,5.25%, 6/1/27	131,000	131,809

144A,8.50%, 11/15/28	50,000	52,406

144A,4.25%, 5/15/29	72,000	70,704

144A,9.00%, 2/15/30	89,000	94,661

144A,7.00%, 12/1/31	50,000	53,466

Olin Corp.

5.625%, 8/1/29 (a)	87,000	87,010

5.00%, 2/1/30	64,000	62,289

SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	137,000	136,578

SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	84,000	82,730

Solstice Advanced Materials, Inc.,144A,5.625%, 9/30/33	125,000	126,428

(Cost $1,522,637)		1,521,297

Iron/Steel — 0.8%

Commercial Metals Co.,144A,5.75%, 11/15/33	125,000	127,611

Mineral Resources Ltd.

144A,8.00%, 11/1/27	81,000	82,864

144A,9.25%, 10/1/28	140,000	146,755

144A,8.50%, 5/1/30	78,000	80,770

United States Steel Corp.,6.875%, 3/1/29	59,000	58,941

(Cost $498,179)		496,941

Mining — 1.3%

Alcoa Nederland Holding BV

144A,4.125%, 3/31/29	62,000	61,016

144A,7.125%, 3/15/31	93,000	98,388

Alumina Pty Ltd.

144A,6.125%, 3/15/30	62,000	64,308

144A,6.375%, 9/15/32	62,000	64,418

Arsenal AIC Parent LLC,144A,8.00%, 10/1/30	91,000	96,235

	Principal Amount $	Value $

Fortescue Treasury Pty Ltd.

144A,4.50%, 9/15/27	78,000	78,005

144A,5.875%, 4/15/30	61,000	62,879

144A,4.375%, 4/1/31	125,000	121,274

144A,6.125%, 4/15/32 (a)	100,000	104,824

Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	68,000	68,589

Kaiser Aluminum Corp.,144A,4.50%, 6/1/31	71,000	68,679

(Cost $877,887)		888,615

Communications — 7.7%

Advertising — 0.8%

Lamar Media Corp.

3.75%, 2/15/28	74,000	72,811

4.00%, 2/15/30	71,000	68,821

3.625%, 1/15/31	71,000	67,278

144A,5.375%, 11/1/33	50,000	50,158

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A,5.00%, 8/15/27	81,000	81,174

144A,4.25%, 1/15/29	67,000	65,790

144A,4.625%, 3/15/30 (a)	62,000	60,871

144A,7.375%, 2/15/31	56,000	58,911

(Cost $531,877)		525,814

Internet — 1.3%

Arches Buyer, Inc.,144A,4.25%, 6/1/28	118,000	114,381

Gen Digital, Inc.

144A,6.75%, 9/30/27	112,000	112,958

144A,6.25%, 4/1/33	118,000	117,502

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A,5.25%, 12/1/27	78,000	77,646

144A,3.50%, 3/1/29	104,000	97,390

Match Group Holdings II LLC

144A,5.00%, 12/15/27	56,000	56,020

144A,4.625%, 6/1/28	68,000	67,227

144A,4.125%, 8/1/30	68,000	64,673

144A,3.625%, 10/1/31	63,000	57,210

144A,6.125%, 9/15/33	83,000	82,822

(Cost $870,328)		847,829

Media — 3.5%

CCO Holdings LLC / CCO Holdings Capital Corp.,144A,5.125%, 5/1/27	139,000	139,191

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	213,000	213,382

Discovery Communications LLC

3.95%, 3/20/28	156,000	155,159

4.125%, 5/15/29	86,000	84,874

DISH Network Corp.,144A,11.75%, 11/15/27	436,000	451,622

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

McGraw-Hill Education, Inc.,144A,5.75%, 8/1/28	103,000	102,929

Nexstar Media, Inc.

144A,5.625%, 7/15/27	214,000	214,160

144A,4.75%, 11/1/28	137,000	136,410

Sirius XM Radio, Inc.

144A,5.00%, 8/1/27	187,000	187,005

144A,4.00%, 7/15/28	259,000	253,011

144A,5.50%, 7/1/29	156,000	156,267

TEGNA, Inc.

4.625%, 3/15/28	125,000	124,746

5.00%, 9/15/29	137,000	136,963

(Cost $2,367,826)		2,355,719

Telecommunications — 2.1%

EchoStar Corp.,10.75%, 11/30/29	697,000	761,489

Iliad Holding SAS

144A,7.00%, 10/15/28	106,000	107,473

144A,8.50%, 4/15/31	127,000	136,135

Millicom International Cellular SA

144A,5.125%, 1/15/28	40,500	40,432

144A,6.25%, 3/25/29	80,100	80,734

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,144A,4.75%, 4/15/28	71,000	70,883

Viasat, Inc.,144A,5.625%, 4/15/27	75,000	74,915

Zegona Finance PLC,144A,8.625%, 7/15/29	105,000	111,194

(Cost $1,389,594)		1,383,255

Consumer, Cyclical — 18.9%

Airlines — 0.5%

American Airlines, Inc.,144A,7.25%, 2/15/28	97,000	98,916

United Airlines Holdings, Inc.

4.875%, 3/1/29	128,000	129,243

5.375%, 3/1/31	125,000	127,601

(Cost $356,174)		355,760

Apparel — 0.2%

Levi Strauss & Co.,144A,3.50%, 3/1/31	58,000	54,455

VF Corp.,2.80%, 4/23/27	62,000	60,512

(Cost $114,490)		114,967

Auto Manufacturers — 1.3%

Allison Transmission, Inc.

144A,4.75%, 10/1/27	50,000	50,077

144A,5.875%, 6/1/29	62,000	62,752

144A,3.75%, 1/30/31	125,000	118,980

Nissan Motor Acceptance Co. LLC

144A,5.30%, 9/13/27	50,000	50,375

144A,2.75%, 3/9/28	75,000	71,563

	Principal Amount $	Value $

144A,7.05%, 9/15/28	89,000	92,541

144A,5.625%, 9/29/28	91,000	91,633

Nissan Motor Co. Ltd.,144A,4.345%, 9/17/27	327,000	324,909

(Cost $861,924)		862,830

Auto Parts & Equipment — 1.3%

Adient Global Holdings Ltd.

144A,7.00%, 4/15/28	62,000	63,258

144A,8.25%, 4/15/31	67,000	70,126

Clarios Global LP / Clarios US Finance Co.

144A,6.75%, 5/15/28	97,000	99,287

144A,6.75%, 2/15/30	125,000	130,995

Goodyear Tire & Rubber Co.

4.875%, 3/15/27	85,000	84,829

5.00%, 7/15/29	106,000	103,982

6.625%, 7/15/30 (a)	62,000	63,389

Qnity Electronics, Inc.

144A,5.75%, 8/15/32	130,000	133,174

144A,6.25%, 8/15/33	93,000	96,678

(Cost $843,050)		845,718

Distribution/Wholesale — 0.5%

American Builders & Contractors Supply Co., Inc.

144A,4.00%, 1/15/28	86,000	84,820

144A,3.875%, 11/15/29	50,000	48,449

RB Global Holdings, Inc.

144A,6.75%, 3/15/28	69,000	70,200

144A,7.75%, 3/15/31	100,000	104,091

(Cost $309,040)		307,560

Entertainment — 3.1%

Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	80,000	83,146

Brightstar Lottery PLC,144A,5.25%, 1/15/29	93,000	92,662

Caesars Entertainment, Inc.,144A,7.00%, 2/15/30	259,000	265,670

Churchill Downs, Inc.

144A,5.50%, 4/1/27	77,000	77,092

144A,4.75%, 1/15/28	88,000	87,776

144A,5.75%, 4/1/30	150,000	151,282

144A,6.75%, 5/1/31	78,000	80,446

Cinemark USA, Inc.,144A,5.25%, 7/15/28	94,000	94,094

Discovery Global Holdings, Inc.,4.054%, 3/15/29	169,000	167,330

Light & Wonder International, Inc.,144A,7.25%, 11/15/29	62,000	63,621

Live Nation Entertainment, Inc.

144A,6.50%, 5/15/27	154,000	154,832

144A,4.75%, 10/15/27	118,000	117,999

144A,3.75%, 1/15/28	62,000	61,067

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Rivers Enterprise Borrower LLC,144A,6.25%, 10/15/30	75,000	76,669

Vail Resorts, Inc.

144A,5.625%, 7/15/30	62,000	63,126

144A,6.50%, 5/15/32	78,000	80,827

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A,5.125%, 10/1/29	96,000	96,623

144A,7.125%, 2/15/31	129,000	139,375

144A,6.25%, 3/15/33	99,000	101,158

(Cost $2,052,950)		2,054,795

Food Service — 0.2%

Aramark Services, Inc.,144A,5.00%, 2/1/28

(Cost $141,494)	142,000	142,127

Home Builders — 0.8%

Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	50,000	47,801

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC,144A,6.25%, 9/15/27	75,000	75,174

Century Communities, Inc.,144A,3.875%, 8/15/29	62,000	59,162

Mattamy Group Corp.

144A,4.625%, 3/1/30	74,000	72,307

144A,6.00%, 12/15/33	60,000	59,104

Taylor Morrison Communities, Inc.

144A,5.75%, 1/15/28	60,000	61,251

144A,5.125%, 8/1/30	63,000	63,600

144A,5.75%, 11/15/32	72,000	74,454

(Cost $510,525)		512,853

Home Furnishings — 0.5%

Somnigroup International, Inc.

144A,4.00%, 4/15/29	99,000	96,291

144A,3.875%, 10/15/31	100,000	93,932

Whirlpool Corp.

4.75%, 2/26/29	91,000	89,755

6.125%, 6/15/30	73,000	73,383

(Cost $348,968)		353,361

Housewares — 0.2%

Central Garden & Pet Co.

4.125%, 10/15/30	68,000	65,672

144A,4.125%, 4/30/31	54,000	51,575

Scotts Miracle-Gro Co.,4.50%, 10/15/29 (a)	51,000	50,486

(Cost $164,557)		167,733

	Principal Amount $	Value $

Leisure Time — 2.3%

Carnival Corp.

144A,5.125%, 5/1/29	156,000	158,312

144A,5.75%, 3/15/30	125,000	129,367

144A,5.875%, 6/15/31	125,000	130,713

144A,5.75%, 8/1/32	376,000	390,682

144A,6.125%, 2/15/33	266,000	275,540

Life Time, Inc.,144A,6.00%, 11/15/31	62,000	63,931

NCL Corp. Ltd.,144A,7.75%, 2/15/29	79,000	84,466

Patrick Industries, Inc.,144A,6.375%, 11/1/32	63,000	64,753

Viking Cruises Ltd.,144A,5.875%, 10/15/33	213,000	217,419

(Cost $1,488,846)		1,515,183

Lodging — 2.9%

Boyd Gaming Corp.

4.75%, 12/1/27	123,000	122,900

144A,4.75%, 6/15/31	118,000	115,517

Hilton Domestic Operating Co., Inc.

144A,5.875%, 4/1/29	70,000	71,705

144A,3.75%, 5/1/29	100,000	97,419

4.875%, 1/15/30	125,000	125,163

144A,4.00%, 5/1/31	137,000	131,669

144A,3.625%, 2/15/32	197,000	183,695

144A,6.125%, 4/1/32	58,000	60,002

144A,5.875%, 3/15/33	125,000	128,752

144A,5.75%, 9/15/33	127,000	130,073

144A,5.50%, 3/31/34	125,000	126,402

MGM Resorts International

5.50%, 4/15/27	82,000	82,791

4.75%, 10/15/28	97,000	97,108

6.125%, 9/15/29	106,000	109,002

Station Casinos LLC,144A,4.50%, 2/15/28	86,000	85,698

Travel + Leisure Co.

6.00%, 4/1/27	50,000	50,650

144A,4.50%, 12/1/29	81,000	79,401

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	112,000	112,398

(Cost $1,916,456)		1,910,345

Retail — 5.1%

1011778 BC ULC / New Red Finance, Inc.

144A,3.875%, 1/15/28	193,000	190,681

144A,4.375%, 1/15/28	97,000	96,641

144A,3.50%, 2/15/29	93,000	89,878

144A,6.125%, 6/15/29	150,000	154,353

144A,5.625%, 9/15/29	63,000	64,192

144A,4.00%, 10/15/30	376,000	361,314

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Asbury Automotive Group, Inc.

4.50%, 3/1/28	65,000	64,813

144A,4.625%, 11/15/29	95,000	93,574

4.75%, 3/1/30	58,000	57,118

Bath & Body Works, Inc.

5.25%, 2/1/28	55,000	55,323

7.50%, 6/15/29	62,000	63,373

EG Global Finance PLC,144A,12.00%, 11/30/28	142,000	152,752

FirstCash, Inc.

144A,4.625%, 9/1/28	62,000	61,290

144A,5.625%, 1/1/30	69,000	68,703

Gap, Inc.,144A,3.625%, 10/1/29	96,000	91,403

Group 1 Automotive, Inc.

144A,4.00%, 8/15/28	95,000	93,290

144A,6.375%, 1/15/30	62,000	63,588

LCM Investments Holdings II LLC

144A,4.875%, 5/1/29	125,000	123,489

144A,8.25%, 8/1/31	106,000	111,478

Lithia Motors, Inc.

144A,4.625%, 12/15/27	50,000	50,055

144A,3.875%, 6/1/29	104,000	100,589

144A,5.50%, 10/1/30	75,000	75,520

144A,4.375%, 1/15/31	66,000	63,515

Murphy Oil USA, Inc.

4.75%, 9/15/29	63,000	62,451

144A,3.75%, 2/15/31	68,000	64,029

QXO Building Products, Inc.,144A,6.75%, 4/30/32	290,000	300,616

Sonic Automotive, Inc.,144A,4.625%, 11/15/29	81,000	79,967

Yum! Brands, Inc.

144A,4.75%, 1/15/30	104,000	104,153

3.625%, 3/15/31	131,000	124,413

4.625%, 1/31/32	137,000	134,782

5.375%, 4/1/32	125,000	127,151

(Cost $3,361,365)		3,344,494

Consumer, Non-cyclical — 20.4%

Agriculture — 0.3%

Darling Ingredients, Inc.

144A,5.25%, 4/15/27	62,000	62,040

144A,6.00%, 6/15/30	125,000	126,682

(Cost $189,213)		188,722

Beverages — 0.3%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A,6.25%, 4/1/29	89,000	89,208

144A,4.375%, 4/30/29	97,000	95,172

(Cost $183,692)		184,380

	Principal Amount $	Value $

Biotechnology — 0.5%

BioMarin Pharmaceutical, Inc.,144A,5.50%, 2/15/34	110,000	111,048

Genmab A/S/Genmab Finance LLC,144A,6.25%, 12/15/32	197,000	204,583

(Cost $313,706)		315,631

Commercial Services — 6.3%

ADT Security (The) Corp.,144A,4.125%, 8/1/29	140,000	136,710

Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	179,000	187,567

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	153,000	151,955

Belron UK Finance PLC,144A,5.75%, 10/15/29	139,000	142,165

Block, Inc.

144A,5.625%, 8/15/30	150,000	152,047

3.50%, 6/1/31	125,000	117,473

6.50%, 5/15/32	259,000	266,608

144A,6.00%, 8/15/33	125,000	127,115

Brink’s Co.

144A,4.625%, 10/15/27	75,000	75,124

144A,6.50%, 6/15/29	50,000	51,529

EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	131,000	137,376

Garda World Security Corp.,144A,7.75%, 2/15/28	50,000	51,237

Herc Holdings, Inc.

144A,6.625%, 6/15/29	99,000	102,265

144A,7.00%, 6/15/30	216,000	226,485

144A,5.75%, 3/15/31	75,000	76,070

144A,6.00%, 3/15/34	75,000	75,471

Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,3.375%, 8/31/27	122,000	120,143

Service Corp. International

4.625%, 12/15/27	71,000	70,994

5.125%, 6/1/29	92,000	92,352

3.375%, 8/15/30	106,000	99,691

4.00%, 5/15/31	100,000	95,657

5.75%, 10/15/32	105,000	107,180

Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	206,000	201,803

United Rentals North America, Inc.

3.875%, 11/15/27	97,000	96,659

4.875%, 1/15/28	208,000	208,013

5.25%, 1/15/30	93,000	94,101

4.00%, 7/15/30	93,000	90,551

3.875%, 2/15/31	137,000	132,079

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

3.75%, 1/15/32	92,000	86,943

144A,5.375%, 11/15/33	187,000	188,657

144A,6.125%, 3/15/34	151,000	158,374

Williams Scotsman, Inc.

144A,4.625%, 8/15/28	62,000	61,805

144A,6.625%, 6/15/29	62,000	64,090

144A,6.625%, 4/15/30	62,000	64,404

144A,7.375%, 10/1/31	62,000	64,950

(Cost $4,087,690)		4,175,643

Cosmetics/Personal Care — 0.6%

Edgewell Personal Care Co.,144A,5.50%, 6/1/28	97,000	97,049

Opal Bidco SAS,144A,6.50%, 3/31/32	137,000	141,199

Perrigo Finance Unlimited Co.,5.15%, 6/15/30	95,000	91,998

Prestige Brands, Inc.

144A,5.125%, 1/15/28	28,000	28,001

144A,3.75%, 4/1/31	78,000	72,996

(Cost $435,112)		431,243

Food — 3.3%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A,6.50%, 2/15/28	95,000	96,761

144A,3.50%, 3/15/29	168,000	162,101

144A,4.875%, 2/15/30	131,000	130,011

144A,5.50%, 3/31/31	92,000	92,734

144A,6.25%, 3/15/33	73,000	75,341

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	130,000	136,570

Lamb Weston Holdings, Inc.

144A,4.875%, 5/15/28	62,000	62,065

144A,4.125%, 1/31/30	124,000	120,312

144A,4.375%, 1/31/32	86,000	82,401

Performance Food Group, Inc.

144A,4.25%, 8/1/29	127,000	124,705

144A,6.125%, 9/15/32	125,000	128,468

Pilgrim’s Pride Corp.

3.50%, 3/1/32	118,000	110,799

6.25%, 7/1/33	115,000	124,084

6.875%, 5/15/34	63,000	70,573

Post Holdings, Inc.

144A,4.625%, 4/15/30	173,000	169,475

144A,6.25%, 2/15/32	125,000	128,743

US Foods, Inc.

144A,6.875%, 9/15/28	58,000	59,873

144A,4.75%, 2/15/29	115,000	114,627

144A,4.625%, 6/1/30	72,000	71,345

144A,7.25%, 1/15/32	62,000	65,010

	Principal Amount $	Value $

144A,5.75%, 4/15/33	62,000	63,302

(Cost $2,179,318)		2,189,300

Healthcare-Products — 1.6%

Avantor Funding, Inc.

144A,4.625%, 7/15/28	203,000	201,273

144A,3.875%, 11/1/29	100,000	95,549

Bausch + Lomb Corp.,144A,8.375%, 10/1/28	175,000	181,563

Hologic, Inc.,144A,3.25%, 2/15/29	123,000	122,435

Medline Borrower

LP,144A,5.25%, 10/1/29	312,000	312,178

Teleflex, Inc.

4.625%, 11/15/27	62,000	61,695

144A,4.25%, 6/1/28	63,000	62,091

(Cost $1,045,114)		1,036,784

Healthcare-Services — 6.1%

Acadia Healthcare Co., Inc.,144A,5.50%, 7/1/28	56,000	55,780

Charles River Laboratories International, Inc.

144A,4.25%, 5/1/28	64,000	63,376

144A,3.75%, 3/15/29	62,000	59,718

144A,4.00%, 3/15/31	62,000	58,583

CHS/Community Health Systems, Inc.,144A,9.75%, 1/15/34	229,000	241,611

Concentra Health Services, Inc.,144A,6.875%, 7/15/32	84,000	87,813

DaVita, Inc.

144A,4.625%, 6/1/30	343,000	335,996

144A,3.75%, 2/15/31	194,000	181,410

144A,6.75%, 7/15/33	130,000	135,069

Encompass Health Corp.

4.50%, 2/1/28	100,000	99,615

4.75%, 2/1/30	100,000	99,542

4.625%, 4/1/31	50,000	49,128

IQVIA, Inc.

144A,5.00%, 5/15/27	137,000	136,782

144A,6.50%, 5/15/30	64,000	65,856

144A,6.25%, 6/1/32	255,000	262,631

LifePoint Health, Inc.

144A,9.875%, 8/15/30	100,000	106,822

144A,11.00%, 10/15/30	137,000	148,970

Molina Healthcare, Inc.

144A,4.375%, 6/15/28	100,000	98,340

144A,3.875%, 11/15/30	81,000	73,842

144A,3.875%, 5/15/32	98,000	86,634

Tenet Healthcare Corp.

5.125%, 11/1/27	194,000	194,222

4.625%, 6/15/28	75,000	74,939

6.125%, 10/1/28	217,000	217,628

4.25%, 6/1/29	177,000	174,660

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

4.375%, 1/15/30	181,000	177,811

6.125%, 6/15/30	259,000	264,489

6.75%, 5/15/31	175,000	182,179

144A,5.50%, 11/15/32	187,000	189,446

144A,6.00%, 11/15/33 (a)	93,000	96,166

(Cost $4,038,895)		4,019,058

Pharmaceuticals — 1.4%

Grifols SA,144A,4.75%, 10/15/28	88,000	86,959

HLF Financing Sarl LLC / Herbalife International, Inc.,144A,12.25%, 4/15/29	104,000	111,170

Jazz Securities DAC,144A,4.375%, 1/15/29	187,000	184,474

Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	262,000	257,356

Teva Pharmaceutical Finance Netherlands III BV

6.75%, 3/1/28	161,000	167,200

6.00%, 12/1/32	62,000	65,838

Teva Pharmaceutical Finance Netherlands IV BV,5.75%, 12/1/30	89,000	92,410

(Cost $964,233)		965,407

Energy — 8.6%

Oil & Gas — 4.7%

Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	124,000	130,505

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A,5.875%, 6/30/29	62,000	62,221

144A,6.625%, 10/15/32	78,000	81,089

California Resources Corp.,144A,8.25%, 6/15/29	112,000	117,647

Chord Energy Corp.

144A,6.00%, 10/1/30	93,000	95,043

144A,6.75%, 3/15/33	96,000	99,773

CNX Resources Corp.

144A,7.375%, 1/15/31	62,000	64,340

144A,7.25%, 3/1/32	77,000	80,791

Crescent Energy Finance LLC,144A,9.25%, 2/15/28	62,000	63,840

Hilcorp Energy I LP / Hilcorp Finance Co.,144A,6.25%, 11/1/28	75,000	75,578

Leviathan Bond Ltd.

144A,REGS, 6.50%, 6/30/27	74,939	75,421

144A,REGS, 6.75%, 6/30/30	68,361	70,514

Matador Resources Co.

144A,6.875%, 4/15/28	53,000	54,112

144A,6.50%, 4/15/32	122,000	124,659

144A,6.25%, 4/15/33	93,000	94,716

	Principal
	Amount $	Value $

Murphy Oil Corp.

6.00%, 10/1/32	78,000	78,181

6.50%, 2/15/34	62,000	62,034

Permian Resources Operating LLC

144A,5.875%, 7/1/29	91,000	91,356

144A,7.00%, 1/15/32	125,000	131,262

144A,6.25%, 2/1/33	125,000	129,500

SM Energy Co.

144A,8.375%, 7/1/28	168,000	173,718

6.50%, 7/15/28	50,000	50,315

144A,6.75%, 8/1/29	93,000	95,151

Sunoco LP

144A,7.00%, 5/1/29	97,000	100,647

144A,4.50%, 10/1/29	98,000	96,331

144A,4.625%, 5/1/30	103,000	100,829

144A,5.625%, 3/15/31	125,000	126,133

144A,6.25%, 7/1/33	125,000	128,808

Sunoco LP / Sunoco Finance Corp.

6.00%, 4/15/27	78,000	78,078

144A,7.00%, 9/15/28	62,000	63,735

4.50%, 5/15/29	104,000	102,524

4.50%, 4/30/30	104,000	101,850

TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	87,000	86,129

(Cost $3,049,609)		3,086,830

Oil & Gas Services — 0.3%

Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.25%, 4/1/28	100,000	100,129

Kodiak Gas Services LLC,144A,7.25%, 2/15/29	100,000	103,757

(Cost $204,207)		203,886

Pipelines — 3.6%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A,5.75%, 1/15/28	84,000	84,020

144A,5.375%, 6/15/29	97,000	97,072

144A,6.625%, 2/1/32	85,000	88,408

144A,5.75%, 7/1/34	73,000	74,175

Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.00%, 7/15/29	62,000	64,758

Buckeye Partners LP

4.125%, 12/1/27	50,000	49,837

144A,4.50%, 3/1/28	62,000	62,091

144A,6.875%, 7/1/29	75,000	77,863

144A,6.75%, 2/1/30	62,000	64,762

Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 2/1/28	88,000	88,185

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

8.25%, 1/15/29	29,000	30,288

8.875%, 4/15/30	38,000	39,887

Hess Midstream Operations LP

144A,5.875%, 3/1/28	100,000	101,706

144A,5.125%, 6/15/28	71,000	71,103

144A,6.50%, 6/1/29	78,000	80,748

144A,4.25%, 2/15/30	92,000	90,245

144A,5.50%, 10/15/30	50,000	50,408

Howard Midstream Energy Partners LLC

144A,7.375%, 7/15/32	78,000	82,368

144A,6.625%, 1/15/34	93,000	96,167

NuStar Logistics LP

5.625%, 4/28/27	69,000	69,705

6.375%, 10/1/30	78,000	82,174

Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	71,000	71,052

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,144A,5.50%, 1/15/28	93,000	93,187

Venture Global Calcasieu Pass LLC

144A,3.875%, 8/15/29	156,000	149,557

144A,6.25%, 1/15/30	125,000	129,162

144A,4.125%, 8/15/31	156,000	146,419

Venture Global Plaquemines LNG LLC,144A,6.125%, 12/15/30	229,000	237,998

(Cost $2,385,814)		2,373,345

Financial — 13.8%

Banks — 0.2%

Banco Votorantim SA,144A,5.875%, 4/8/28	80,000	81,500

Freedom Mortgage Corp.,144A,12.25%, 10/1/30	62,000	67,476

(Cost $149,781)		148,976

Diversified Financial Services — 6.1%

Ally Financial, Inc.,6.70%, 2/14/33	62,000	64,684

Azorra Finance Ltd.,144A,7.75%, 4/15/30	69,000	72,524

Coinbase Global, Inc.

144A,3.375%, 10/1/28	127,000	121,232

144A,3.625%, 10/1/31	92,000	80,499

Credit Acceptance Corp.,144A,9.25%, 12/15/28	78,000	81,596

Encore Capital Group, Inc.,144A,9.25%, 4/1/29	62,000	64,969

Enova International, Inc.,144A,11.25%, 12/15/28	50,000	52,848

Freedom Mortgage Holdings LLC,144A,9.25%, 2/1/29	140,000	146,329

GGAM Finance Ltd. 144A,8.00%, 6/15/28	75,000	78,908

	Principal
	Amount $	Value $

144A,6.875%, 4/15/29	50,000	51,629

144A,5.875%, 3/15/30	50,000	50,916

Jane Street Group / JSG Finance, Inc.

144A,4.50%, 11/15/29	75,000	73,241

144A,7.125%, 4/30/31	177,000	184,259

144A,6.125%, 11/1/32	216,000	217,455

144A,6.75%, 5/1/33	249,000	255,710

Jefferson Capital Holdings LLC,144A,9.50%, 2/15/29	53,000	55,992

Navient Corp.

5.00%, 3/15/27	96,000	94,624

4.875%, 3/15/28	62,000	59,276

OneMain Finance Corp.

6.625%, 1/15/28	97,000	99,065

3.875%, 9/15/28	78,000	75,521

6.625%, 5/15/29	112,000	114,478

5.375%, 11/15/29	96,000	94,976

6.125%, 5/15/30	93,000	93,338

4.00%, 9/15/30	104,000	96,093

PennyMac Financial Services, Inc.

144A,4.25%, 2/15/29	84,000	80,817

144A,7.875%, 12/15/29	93,000	97,720

144A,7.125%, 11/15/30	79,000	81,270

Rocket Cos., Inc.

144A,6.50%, 8/1/29	96,000	98,747

144A,6.125%, 8/1/30	264,000	271,001

144A,7.125%, 2/1/32	119,000	124,519

144A,6.375%, 8/1/33	249,000	257,658

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A,3.625%, 3/1/29	92,000	88,709

144A,3.875%, 3/1/31	156,000	146,738

144A,4.00%, 10/15/33	105,000	96,750

SLM Corp.,6.50%, 1/31/30	62,000	63,008

StoneX Group, Inc.,144A,7.875%, 3/1/31	70,000	74,360

United Wholesale Mortgage LLC

144A,5.75%, 6/15/27	58,000	57,790

144A,5.50%, 4/15/29	91,000	89,318

(Cost $4,018,925)		4,008,567

Insurance — 3.0%

Acrisure LLC / Acrisure Finance, Inc.,144A,4.25%, 2/15/29	88,000	83,795

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A,4.25%, 10/15/27	103,000	101,796

144A,6.75%, 10/15/27	167,000	167,094

144A,6.75%, 4/15/28	156,000	157,886

144A,7.00%, 1/15/31	181,000	184,411

144A,6.50%, 10/1/31	125,000	125,842

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

AmWINS Group, Inc.,144A,6.375%, 2/15/29	97,000	98,769

HUB International Ltd.

144A,5.625%, 12/1/29	69,000	67,983

144A,7.25%, 6/15/30	418,000	431,388

144A,7.375%, 1/31/32	237,000	241,373

Jones Deslauriers Insurance Management, Inc.,144A,8.50%, 3/15/30	94,000	97,601

Ryan Specialty LLC

144A,4.375%, 2/1/30	55,000	53,569

144A,5.875%, 8/1/32	150,000	151,228

(Cost $1,979,453)		1,962,735

Real Estate — 0.7%

Cushman & Wakefield US Borrower LLC

144A,6.75%, 5/15/28	84,000	84,297

144A,8.875%, 9/1/31	50,000	52,954

Howard Hughes Corp.

144A,4.125%, 2/1/29	79,000	76,549

144A,4.375%, 2/1/31	84,000	79,954

Howard Hughes (The) Corp.,144A,5.875%, 3/1/32	65,000	65,006

Kennedy-Wilson, Inc.,4.75%, 3/1/29	81,000	79,871

(Cost $441,636)		438,631

Real Estate Investment Trusts — 3.8%

Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	65,000	64,725

Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	59,000	62,935

Brandywine Operating Partnership LP,3.95%, 11/15/27	56,000	54,936

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	64,000	63,199

Iron Mountain, Inc.

144A,4.875%, 9/15/27	125,000	125,028

144A,5.25%, 3/15/28	101,000	101,124

144A,5.00%, 7/15/28	62,000	61,988

144A,7.00%, 2/15/29	125,000	128,360

144A,4.875%, 9/15/29	125,000	123,969

144A,5.25%, 7/15/30	162,000	161,310

144A,4.50%, 2/15/31	141,000	136,102

144A,5.625%, 7/15/32	75,000	74,883

144A,6.25%, 1/15/33	160,000	163,596

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A,5.875%, 10/1/28	94,000	94,054

144A,4.875%, 5/15/29	93,000	91,422

	Principal
	Amount $	Value $

144A,7.00%, 2/1/30	71,000	73,564

Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	50,000	51,018

RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	91,000	91,044

144A,7.25%, 7/15/28	50,000	51,379

144A,4.50%, 2/15/29	75,000	74,014

RLJ Lodging Trust LP,144A,4.00%, 9/15/29	62,000	59,361

SBA Communications Corp.,3.125%, 2/1/29	187,000	179,903

Starwood Property Trust, Inc.

144A,5.25%, 10/15/28	68,000	68,359

144A,7.25%, 4/1/29	75,000	78,683

144A,6.00%, 4/15/30	50,000	51,345

144A,6.50%, 7/1/30	62,000	64,518

144A,6.50%, 10/15/30	68,000	70,905

144A,5.75%, 1/15/31	65,000	65,761

Vornado Realty LP,5.75%, 2/1/33	62,000	62,930

(Cost $2,542,903)		2,550,415

Industrial — 16.5%

Aerospace/Defense — 3.8%

ATI, Inc.,7.25%, 8/15/30	53,000	55,553

Bombardier, Inc.

144A,6.00%, 2/15/28	27,000	26,995

144A,7.50%, 2/1/29	97,000	100,924

144A,8.75%, 11/15/30	83,000	89,025

144A,7.25%, 7/1/31 (a)	99,000	105,451

144A,7.00%, 6/1/32	95,000	100,191

144A,6.75%, 6/15/33	97,000	102,334

TransDigm, Inc.

144A,6.75%, 8/15/28	226,000	230,306

4.625%, 1/15/29	126,000	125,703

144A,6.375%, 3/1/29	297,000	305,444

4.875%, 5/1/29	88,000	87,901

144A,6.875%, 12/15/30	170,000	177,029

144A,7.125%, 12/1/31	117,000	122,773

144A,6.625%, 3/1/32	238,000	246,864

144A,6.00%, 1/15/33	161,000	163,968

144A,6.375%, 5/31/33	290,000	296,223

144A,6.25%, 1/31/34	59,000	61,073

144A,6.125%, 7/31/34	131,000	133,225

(Cost $2,506,523)		2,530,982

Building Materials — 3.6%

Builders FirstSource, Inc.

144A,5.00%, 3/1/30	66,000	65,566

144A,4.25%, 2/1/32	165,000	157,525

144A,6.375%, 6/15/32	86,000	88,444

Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	354,000	366,831

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	59,000	61,577

James Hardie International Finance DAC,144A,5.00%, 1/15/28	50,000	50,063

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	87,000	87,776

Quikrete Holdings, Inc.

144A,6.375%, 3/1/32	504,000	524,134

144A,6.75%, 3/1/33	187,000	194,508

Standard Building Solutions, Inc.

144A,6.50%, 8/15/32	125,000	128,852

144A,6.25%, 8/1/33	137,000	139,652

144A,5.875%, 3/15/34	89,000	88,844

Standard Industries, Inc.

144A,4.75%, 1/15/28	125,000	124,694

144A,4.375%, 7/15/30	207,000	199,847

144A,3.375%, 1/15/31	137,000	126,577

(Cost $2,392,713)		2,404,890

Electrical Components & Equipment — 0.9%

Energizer Holdings, Inc.,144A,4.75%, 6/15/28	73,000	72,359

WESCO Distribution, Inc.

144A,7.25%, 6/15/28	165,000	166,310

144A,6.375%, 3/15/29	112,000	115,279

144A,6.625%, 3/15/32	118,000	122,899

144A,6.375%, 3/15/33	100,000	104,329

(Cost $585,811)		581,176

Electronics — 0.9%

Imola Merger Corp.,144A,4.75%, 5/15/29	249,000	244,961

Sensata Technologies BV

144A,4.00%, 4/15/29	81,000	79,343

144A,5.875%, 9/1/30	62,000	62,831

Sensata Technologies, Inc.

144A,4.375%, 2/15/30	58,000	56,949

144A,3.75%, 2/15/31	93,000	87,741

144A,6.625%, 7/15/32	62,000	64,960

(Cost $603,336)		596,785

Engineering & Construction — 0.8%

AECOM,144A,6.00%, 8/1/33	150,000	153,368

Arcosa, Inc.

144A,4.375%, 4/15/29	50,000	49,288

144A,6.875%, 8/15/32	75,000	78,737

Fluor Corp.,4.25%, 9/15/28	63,000	62,578

TopBuild Corp.

144A,3.625%, 3/15/29	55,000	53,270

144A,4.125%, 2/15/32	58,000	55,185

	Principal
	Amount $	Value $

144A,5.625%, 1/31/34	97,000	97,893

(Cost $545,612)		550,319

Environmental Control — 1.2%

Clean Harbors, Inc.

144A,6.375%, 2/1/31	62,000	63,707

144A,5.75%, 10/15/33	93,000	95,437

GFL Environmental Holdings US, Inc.,144A,5.50%, 2/1/34	125,000	125,606

GFL Environmental, Inc.

144A,4.00%, 8/1/28	97,000	95,560

144A,4.75%, 6/15/29	93,000	92,476

144A,4.375%, 8/15/29	69,000	67,831

144A,6.75%, 1/15/31	127,000	133,363

Madison IAQ LLC,144A,4.125%, 6/30/28	89,000	87,905

Wrangler Holdco Corp.,144A,6.625%, 4/1/32	68,000	70,985

(Cost $826,510)		832,870

Machinery-Construction & Mining — 0.3%

BWX Technologies, Inc.

144A,4.125%, 6/30/28	50,000	49,560

144A,4.125%, 4/15/29	50,000	48,988

Terex Corp.,144A,5.00%, 5/15/29	75,000	75,116

(Cost $171,864)		173,664

Machinery-Diversified — 0.5%

Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	67,000	70,784

SPX FLOW, Inc.,144A,8.75%, 4/1/30	65,000	66,610

TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	194,000	194,238

(Cost $331,359)		331,632

Metal Fabricate/Hardware — 0.1%

Advanced Drainage Systems, Inc.,144A,6.375%, 6/15/30 (Cost $64,388)	63,000	64,335

Miscellaneous Manufacturing — 1.4%

Avient Corp.

144A,7.125%, 8/1/30	90,000	92,810

144A,6.25%, 11/1/31	84,000	86,795

Axon Enterprise, Inc.

144A,6.125%, 3/15/30	125,000	129,141

144A,6.25%, 3/15/33	97,000	100,615

Entegris, Inc.

144A,4.375%, 4/15/28	50,000	49,760

144A,4.75%, 4/15/29	199,000	199,300

144A,3.625%, 5/1/29	55,000	52,844

144A,5.95%, 6/15/30	116,000	118,400

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

Trinity Industries, Inc.,144A,7.75%, 7/15/28	78,000	80,298

(Cost $900,062)		909,963

Packaging & Containers — 2.1%

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A,3.25%, 9/1/28	83,000	80,353

144A,6.25%, 1/30/31	74,000	75,777

Ball Corp.

6.00%, 6/15/29	127,000	131,101

2.875%, 8/15/30	162,000	150,772

3.125%, 9/15/31	105,000	97,558

5.50%, 9/15/33	103,000	106,076

Crown Americas LLC

5.25%, 4/1/30	53,000	54,276

144A,5.875%, 6/1/33	96,000	98,690

Graphic Packaging International LLC

144A,3.50%, 3/15/28	56,000	54,483

144A,3.75%, 2/1/30	50,000	47,339

Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	89,000	89,136

Sealed Air Corp.

144A,4.00%, 12/1/27	53,000	52,881

144A,6.125%, 2/1/28	96,000	97,387

144A,5.00%, 4/15/29	53,000	53,460

144A,7.25%, 2/15/31	53,000	55,090

144A,6.50%, 7/15/32	50,000	51,537

Silgan Holdings, Inc.,4.125%, 2/1/28	71,000	70,616

(Cost $1,383,193)		1,366,532

Transportation — 0.2%

XPO, Inc.

144A,7.125%, 6/1/31	58,000	60,400

144A,7.125%, 2/1/32	73,000	76,570

(Cost $137,348)		136,970

Trucking & Leasing — 0.7%

FTAI Aviation Investors LLC

144A,5.50%, 5/1/28	125,000	125,217

144A,7.875%, 12/1/30	62,000	65,645

144A,7.00%, 5/1/31	89,000	93,521

144A,7.00%, 6/15/32	100,000	105,061

144A,5.875%, 4/15/33	72,000	73,081

(Cost $457,075)		462,525

Technology — 4.2%

Computers — 1.4%

Amentum Holdings, Inc.,144A,7.25%, 8/1/32	127,000	133,156

CACI International, Inc.,144A,6.375%, 6/15/33	125,000	128,785

	Principal
	Amount $	Value $

NCR Atleos Corp.,144A,9.50%, 4/1/29	168,000	180,508

NCR Voyix Corp.

144A,5.00%, 10/1/28	81,000	79,666

144A,5.125%, 4/15/29	50,000	49,104

Seagate Data Storage Technology Pte Ltd.

144A,4.091%, 6/1/29	59,000	57,915

144A,8.25%, 12/15/29	61,000	64,408

144A,5.875%, 7/15/30	50,000	51,503

144A,8.50%, 7/15/31	59,000	62,182

144A,9.625%, 12/1/32	95,094	106,722

(Cost $917,329)		913,949

Semiconductors — 0.5%

Kioxia Holdings Corp.

144A,6.25%, 7/24/30	137,000	142,371

144A,6.625%, 7/24/33	142,000	149,776

ON Semiconductor Corp.,144A,3.875%, 9/1/28	87,000	85,247

(Cost $379,671)		377,394

Software — 2.3%

Cloud Software Group, Inc.,144A,8.25%, 6/30/32	230,000	230,389

Fair Isaac Corp.

144A,4.00%, 6/15/28	112,000	109,753

144A,6.00%, 5/15/33	197,000	199,286

Open Text Corp.

144A,3.875%, 2/15/28	112,000	106,860

144A,3.875%, 12/1/29	110,000	99,107

Open Text Holdings, Inc.

144A,4.125%, 2/15/30	112,000	101,040

144A,4.125%, 12/1/31 (a)	84,000	73,437

ROBLOX Corp.,144A,3.875%, 5/1/30	130,000	124,218

SS&C Technologies, Inc.

144A,5.50%, 9/30/27	259,000	258,808

144A,6.50%, 6/1/32	93,000	94,873

Twilio, Inc.

3.625%, 3/15/29	62,000	59,706

3.875%, 3/15/31	62,000	58,519

(Cost $1,556,586)		1,515,996

Utilities — 3.5%

Electric — 3.4%

Clearway Energy Operating LLC

144A,4.75%, 3/15/28	121,000	120,663

144A,3.75%, 2/15/31	115,000	109,016

144A,5.75%, 1/15/34	75,000	76,024

Lightning Power LLC,144A,7.25%, 8/15/32	187,000	198,652

NRG Energy, Inc. 5.75%, 1/15/28	106,000	106,048

144A,3.375%, 2/15/29	62,000	59,790

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal
	Amount $	Value $

144A,5.25%, 6/15/29	91,000	91,378

144A,5.75%, 7/15/29	99,000	99,231

144A,3.625%, 2/15/31	133,000	125,605

144A,6.00%, 2/1/33	115,000	117,843

PG&E Corp.

5.00%, 7/1/28	125,000	124,744

5.25%, 7/1/30	128,000	128,181

Talen Energy Supply LLC,144A,8.625%, 6/1/30	150,000	158,303

Vistra Operations Co. LLC

144A,5.00%, 7/31/27	162,000	162,089

144A,4.375%, 5/1/29	156,000	154,411

144A,7.75%, 10/15/31	181,000	191,359

144A,6.875%, 4/15/32	132,000	138,929

XPLR Infrastructure Operating Partners LP,144A,4.50%, 9/15/27	71,000	70,737

(Cost $2,228,792)		2,233,003

Gas — 0.1%

AmeriGas Partners LP / AmeriGas Finance Corp.,5.75%, 5/20/27

(Cost $64,454)	64,000	64,566

TOTAL CORPORATE BONDS

(Cost $64,790,094)		64,834,300

	Number of Shares

SECURITIES LENDING COLLATERAL — 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

(Cost $561,864)	561,864	561,864

CASH EQUIVALENTS — 2.5%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

(Cost $1,638,445)	1,638,445	1,638,445

TOTAL INVESTMENTS — 101.4%

(Cost $66,990,403)		67,034,609

Other assets and liabilities,net — (1.4%)		(902,264)

NET ASSETS — 100.0%		66,132,345

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

721,426	—	(159,562	) (d)	—	—	1,641	—	561,864	561,864

CASH EQUIVALENTS — 2.5%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

3,249,259	10,515,533	(12,126,347)		—	—	34,981	—	1,638,445	1,638,445

3,970,685	10,515,533	(12,285,909)		—	—	36,622	—	2,200,309	2,200,309

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $550,514, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$64,834,300	$—	$64,834,300

Short-Term Investments (a)	2,200,309	—	—	2,200,309

TOTAL	$2,200,309	$64,834,300	$—	$67,034,609

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 99.4%

Xtrackers High Beta High Yield Bond ETF(a)(b)	31,890	1,346,183

Xtrackers USD High Yield Corporate Bond ETF(a)(b)	1,286,961	47,514,600

(Cost $47,849,927)		48,860,783

SECURITIES LENDING COLLATERAL — 26.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $13,216,825)	13,216,825	13,216,825

	Number of Shares	Value $

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $289,705)	289,705	289,705

TOTAL INVESTMENTS — 126.9%

(Cost $61,356,457)		62,367,313

Other assets and liabilities, net — (26.9%)		(13,225,131)

NET ASSETS — 100.0%		49,142,182

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

EXCHANGE-TRADED FUNDS — 99.4%

Xtrackers High Beta High Yield Bond ETF (b)

1,310,661	48,124		—	—	(12,602)	48,818	—	31,890	1,346,183

Xtrackers USD High Yield Corporate Bond ETF (b)

46,088,384	1,695,055		(166,275)	(810)	(101,754)	1,504,441	—	1,286,961	47,514,600

SECURITIES LENDING COLLATERAL — 26.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

74,375	13,142,450	(e)	—	—	—	1,923	—	13,216,825	13,216,825

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

310,618	222,574		(243,487)	—	—	5,922	—	289,705	289,705

47,784,038	15,108,203		(409,762)	(810)	(114,356)	1,561,104	—	14,825,381	62,367,313

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $12,926,221, which is 26.3% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

February 28, 2026 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$48,860,783	$—	$—	$48,860,783

Short-Term Investments (a)	13,506,530	—	—	13,506,530

TOTAL	$62,367,313	$—	$—	$62,367,313

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 98.0%

Basic Materials — 5.2%

Chemicals — 3.3%

Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	186,000	195,769

Axalta Coating Systems LLC,144A,3.375%, 2/15/29	252,000	243,260

Celanese US Holdings LLC

1.40%, 8/5/26	230,000	227,009

7.165%, 7/15/27 (a)	120,000	124,311

6.85%, 11/15/28	309,000	325,438

7.33%, 7/15/29	287,000	303,584

6.50%, 4/15/30 (a)	285,000	292,226

7.05%, 11/15/30	365,000	389,451

7.00%, 2/15/31	190,000	195,810

Chemours Co.

5.375%, 5/15/27	176,000	177,963

144A,5.75%, 11/15/28	272,000	273,807

144A,4.625%, 11/15/29	227,000	215,215

Consolidated Energy Finance SA

144A,5.625%, 10/15/28 (a)	201,000	169,091

144A,12.00%, 2/15/31	225,000	194,906

FMC Corp.

3.20%, 10/1/26	210,000	207,088

3.45%, 10/1/29	175,000	154,605

Huntsman International LLC,4.50%, 5/1/29	280,000	268,352

INEOS Finance PLC

144A,6.75%, 5/15/28	159,000	147,365

144A,7.50%, 4/15/29 (a)	267,000	238,612

Methanex Corp.

5.125%, 10/15/27	252,000	253,164

5.25%, 12/15/29	259,000	261,351

NOVA Chemicals Corp.

144A,5.25%, 6/1/27	372,000	374,298

144A,8.50%, 11/15/28	190,000	199,145

144A,4.25%, 5/15/29	210,000	206,220

144A,9.00%, 2/15/30	231,000	245,693

Olin Corp.

5.625%, 8/1/29 (a)	245,000	245,029

5.00%, 2/1/30	210,000	204,385

Olympus Water US Holding Corp.

144A,4.25%, 10/1/28	340,000	330,835

144A,6.25%, 10/1/29 (a)	140,000	136,978

SCIH Salt Holdings, Inc.

144A,4.875%, 5/1/28	385,000	383,813

144A,6.625%, 5/1/29	247,000	246,583

SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	290,000	285,617

	Principal Amount $	Value $

Tronox, Inc.

144A,4.625%, 3/15/29 (a)	400,000	309,625

144A,9.125%, 9/30/30 (a)	149,000	146,427

WR Grace Holdings LLC,144A,5.625%, 8/15/29	428,000	410,369

(Cost $8,529,579)		8,583,394

Forest Products & Paper — 0.3%

Domtar Corp.,144A,6.75%, 10/1/28	244,000	185,636

Glatfelter Corp.,144A,4.75%, 11/15/29 (a)	190,000	176,685

Mercer International, Inc.

144A,12.875%, 10/1/28	154,000	107,663

5.125%, 2/1/29	316,000	195,835

(Cost $822,671)		665,819

Iron/Steel — 0.8%

Cleveland-Cliffs, Inc.

144A,6.875%, 11/1/29	329,000	339,135

144A,6.75%, 4/15/30	306,000	310,922

Metinvest BV

144A,8.50%, 4/23/26	182,000	179,999

144A,7.75%, 10/17/29	183,000	164,366

Mineral Resources Ltd.

144A,8.00%, 11/1/27	240,000	245,521

144A,9.25%, 10/1/28	305,000	319,717

144A,8.50%, 5/1/30 (a)	305,000	315,831

United States Steel Corp.,6.875%, 3/1/29	192,000	191,808

(Cost $2,015,420)		2,067,299

Mining — 0.8%

Alcoa Nederland Holding BV,144A,4.125%, 3/31/29	180,000	177,142

Alumina Pty Ltd.,144A,6.125%, 3/15/30	200,000	207,444

Arsenal AIC Parent LLC,144A,8.00%, 10/1/30	249,000	263,325

Fortescue Treasury Pty Ltd.

144A,4.50%, 9/15/27	213,000	213,014

144A,5.875%, 4/15/30	161,000	165,960

Hudbay Minerals, Inc.

144A,4.50%, 4/1/26	167,000	167,296

144A,6.125%, 4/1/29	202,000	203,750

Vedanta Resources Finance II PLC

144A,10.875%, 9/17/29	447,000	478,131

144A,9.475%, 7/24/30	211,000	222,570

(Cost $2,041,088)		2,098,632

Communications — 17.7%

Advertising — 1.7%

Clear Channel Outdoor

Holdings, Inc.

144A,7.75%, 4/15/28	374,000	377,189

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.50%, 6/1/29	403,000	406,107

144A,7.875%, 4/1/30	340,000	358,496

144A,7.125%, 2/15/31	428,000	452,621

Lamar Media Corp.

3.75%, 2/15/28	195,000	191,868

4.00%, 2/15/30	240,000	232,633

3.625%, 1/15/31	211,000	199,940

Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	972,000	974,751

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A,5.00%, 8/15/27	282,000	282,604

144A,4.25%, 1/15/29	182,000	178,713

144A,4.625%, 3/15/30 (a)	186,000	182,613

144A,7.375%, 2/15/31	168,000	176,733

Stagwell Global LLC,144A,5.625%, 8/15/29	410,000	378,309

(Cost $4,258,701)		4,392,577

Internet — 2.1%

Arches Buyer, Inc.

144A,4.25%, 6/1/28	343,000	332,481

144A,6.125%, 12/1/28	179,000	169,088

Cogent Communications Group LLC / Cogent Finance, Inc.,144A,7.00%, 6/15/27 (a)	185,000	181,754

Gen Digital, Inc.,144A,6.75%, 9/30/27	346,000	348,960

Getty Images, Inc.

144A,11.25%, 2/21/30 (a)	200,000	177,155

144A,10.50%, 11/15/30	237,000	209,978

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A,5.25%, 12/1/27	172,000	171,219

144A,3.50%, 3/1/29	312,000	292,169

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A,5.75%, 5/15/28	168,000	157,576

144A,8.75%, 5/1/29	262,000	243,101

144A,9.50%, 5/30/29	288,000	270,827

144A,9.00%, 8/1/29	188,000	174,863

Match Group Holdings II LLC

144A,5.00%, 12/15/27	219,000	219,079

144A,4.625%, 6/1/28	189,000	186,850

144A,4.125%, 8/1/30	180,000	171,192

Newfold Digital Holdings Group, Inc.

144A,11.75%, 4/30/29	115,000	58,650

144A,11.75%, 4/30/29 (b)	45,600	23,256

144A,11.75%, 4/30/29 (b)	11,400	9,975

Rakuten Group, Inc.

144A,11.25%, 2/15/27	666,000	701,905

144A,9.75%, 4/15/29	759,000	842,537

	Principal Amount $	Value $

Wayfair LLC

144A,7.25%, 10/31/29	298,000	308,159

144A,7.75%, 9/15/30	268,000	282,018

(Cost $5,622,229)		5,532,792

Media — 10.9%

AMC Networks, Inc.,144A,10.25%, 1/15/29	359,000	385,212

Cable One, Inc.,144A,4.00%, 11/15/30 (a)	218,000	151,100

CCO Holdings LLC / CCO Holdings Capital Corp.

144A,5.125%, 5/1/27	396,000	396,543

144A,5.00%, 2/1/28	932,000	930,559

144A,5.375%, 6/1/29	549,000	548,064

144A,6.375%, 9/1/29	555,000	562,744

144A,4.75%, 3/1/30	1,137,000	1,099,983

144A,4.50%, 8/15/30	1,054,000	1,006,003

144A,4.25%, 2/1/31	1,100,000	1,026,097

CSC Holdings LLC

144A,5.50%, 4/15/27 (a)	501,000	425,255

144A,5.375%, 2/1/28 (a)	360,000	259,291

144A,7.50%, 4/1/28	410,000	231,017

144A,11.25%, 5/15/28 (a)	361,000	286,358

144A,11.75%, 1/31/29	758,000	540,597

144A,6.50%, 2/1/29	660,000	417,618

144A,5.75%, 1/15/30	838,000	324,611

144A,4.125%, 12/1/30	410,000	250,516

144A,4.625%, 12/1/30	875,000	324,673

144A,3.375%, 2/15/31	350,000	208,955

Directv Financing LLC

144A,8.875%, 2/1/30	596,000	596,950

144A,8.875%, 2/1/30	287,000	287,602

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A,5.875%, 8/15/27	628,000	629,125

144A,10.00%, 2/15/31	773,000	791,187

Discovery Communications LLC

3.95%, 3/20/28	455,000	452,548

4.125%, 5/15/29	260,000	256,595

3.625%, 5/15/30	325,000	315,656

DISH DBS Corp.

7.75%, 7/1/26	775,000	766,148

144A,5.25%, 12/1/26	1,024,000	995,616

7.375%, 7/1/28	383,000	369,901

144A,5.75%, 12/1/28	928,000	900,782

5.125%, 6/1/29	550,000	491,685

DISH Network Corp.,144A,11.75%, 11/15/27	1,265,000	1,310,326

EW Scripps (The) Co.,144A,9.875%, 8/15/30	267,000	268,352

Gray Media, Inc.

144A,10.50%, 7/15/29 (a)	438,000	469,806

144A,4.75%, 10/15/30 (a)	291,000	236,481

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

iHeartCommunications, Inc.

144A,9.125%, 5/1/29	265,000	235,699

144A,10.875%, 5/1/30 (a)	251,000	186,439

144A,7.75%, 8/15/30	250,529	199,468

LCPR Senior Secured Financing DAC

144A,6.75%, 10/15/27	433,000	303,710

144A,5.125%, 7/15/29	305,000	207,241

McGraw-Hill Education, Inc.

144A,5.75%, 8/1/28	274,000	273,811

144A,8.00%, 8/1/29	238,000	236,487

Nexstar Media, Inc.

144A,5.625%, 7/15/27	572,000	572,428

144A,4.75%, 11/1/28	405,000	403,257

Sinclair Television Group, Inc.,144A,5.50%, 3/1/30	183,000	163,273

Sirius XM Radio, Inc.

144A,3.125%, 9/1/26	371,000	369,207

144A,5.00%, 8/1/27	616,000	616,016

144A,4.00%, 7/15/28	753,000	735,590

144A,5.50%, 7/1/29	451,000	451,771

144A,4.125%, 7/1/30	548,000	516,909

TEGNA, Inc.

4.625%, 3/15/28	355,000	354,279

5.00%, 9/15/29	427,000	426,884

Univision Communications, Inc.

144A,8.00%, 8/15/28	527,000	541,681

144A,4.50%, 5/1/29	400,000	379,778

144A,7.375%, 6/30/30	320,000	320,270

Versant Media Group, Inc.,144A,7.25%, 1/30/31	383,000	392,203

Virgin Media Finance PLC,144A,5.00%, 7/15/30 (a)	347,000	291,052

Virgin Media Secured Finance PLC

144A,5.50%, 5/15/29	542,000	526,602

144A,4.50%, 8/15/30	315,000	287,399

Ziggo Bond Co. BV,144A,5.125%, 2/28/30	176,000	152,864

Ziggo BV,144A,4.875%, 1/15/30	394,000	371,630

(Cost $28,454,512)		28,029,904

Telecommunications — 3.0%

Altice Financing SA

144A,5.00%, 1/15/28	440,000	310,471

144A,5.75%, 8/15/29	769,000	533,484

Altice France SA

144A,9.50%, 11/1/29	489,083	497,028

144A,6.875%, 10/15/30	317,706	308,355

Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	710,000	754,320

EchoStar Corp.,10.75%, 11/30/29	2,052,000	2,241,859

	Principal Amount $	Value $

Hughes Satellite Systems Corp.

5.25%, 8/1/26 (a)	270,000	258,541

6.625%, 8/1/26	276,000	251,751

Iliad Holding SAS,144A,7.00%, 10/15/28	314,000	318,364

Level 3 Financing, Inc.,144A,4.875%, 6/15/29	116,000	111,795

Millicom International Cellular SA

144A,5.125%, 1/15/28	136,800	136,570

144A,6.25%, 3/25/29	256,500	258,529

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC

144A,4.75%, 4/15/28	225,000	224,629

144A,6.50%, 2/15/29	401,000	390,358

Viasat, Inc.

144A,5.625%, 4/15/27	217,000	216,754

144A,6.50%, 7/15/28	165,000	163,028

Vmed O2 UK Financing I PLC,144A,4.25%, 1/31/31	503,000	443,908

Zegona Finance PLC,144A,8.625%, 7/15/29	299,000	316,639

(Cost $7,598,738)		7,736,383

Consumer, Cyclical — 17.4%

Airlines — 0.8%

Air Canada,144A,3.875%, 8/15/26	462,000	462,429

American Airlines, Inc.,144A,7.25%, 2/15/28	304,000	310,004

Gol Finance, Inc.,144A,14.375%, 6/6/30	785,000	812,475

United Airlines Holdings, Inc.,4.875%, 3/1/29	373,000	376,623

(Cost $1,950,962)		1,961,531

Apparel — 0.3%

Under Armour, Inc. 3.25%, 6/15/26	238,000	237,039

144A,7.25%, 7/15/30	168,000	173,937

VF Corp.

2.80%, 4/23/27	185,000	180,560

2.95%, 4/23/30	279,000	256,366

(Cost $827,383)		847,902

Auto Manufacturers — 2.1%

Allison Transmission, Inc.

144A,4.75%, 10/1/27	191,000	191,293

144A,5.875%, 6/1/29	173,000	175,098

144A,3.75%, 1/30/31	383,000	364,553

Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	391,000	318,016

Nissan Motor Acceptance Co. LLC

144A,2.00%, 3/9/26	319,000	318,589

144A,1.85%, 9/16/26	366,000	360,182

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,5.30%, 9/13/27	173,000	174,297

144A,2.75%, 3/9/28	230,000	219,461

144A,7.05%, 9/15/28	275,000	285,941

144A,5.625%, 9/29/28	288,000	290,003

144A,6.125%, 9/30/30	479,000	480,392

Nissan Motor Co. Ltd.

144A,4.345%, 9/17/27	874,000	868,412

144A,7.50%, 7/17/30	355,000	374,764

144A,4.81%, 9/17/30	931,000	885,583

(Cost $5,328,247)		5,306,584

Auto Parts & Equipment — 1.4%

Adient Global Holdings Ltd.,144A,7.00%, 4/15/28	173,000	176,511

American Axle & Manufacturing, Inc.,5.00%, 10/1/29	224,000	219,014

Clarios Global LP / Clarios US Finance Co.

144A,6.75%, 5/15/28	279,000	285,577

144A,6.75%, 2/15/30	343,000	359,450

Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29	246,000	222,437

Forvia SE,144A,8.00%, 6/15/30	192,000	204,709

Goodyear Tire & Rubber Co.

4.875%, 3/15/27	255,000	254,486

5.00%, 7/15/29	312,000	306,060

6.625%, 7/15/30 (a)	175,000	178,921

Tenneco, Inc.,144A,8.00%, 11/17/28	728,000	728,542

ZF North America Capital, Inc.

144A,6.875%, 4/14/28	195,000	201,682

144A,7.125%, 4/14/30	255,000	261,124

144A,6.75%, 4/23/30	282,000	285,054

(Cost $3,552,293)		3,683,567

Distribution/Wholesale — 0.2%

American Builders & Contractors Supply Co., Inc.

144A,4.00%, 1/15/28	258,000	254,459

144A,3.875%, 11/15/29	142,000	137,595

RB Global Holdings, Inc.,144A,6.75%, 3/15/28	208,000	211,617

(Cost $596,395)		603,671

Entertainment — 2.8%

Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	237,000	246,319

Brightstar Lottery PLC,144A,5.25%, 1/15/29	268,000	267,025

Caesars Entertainment, Inc.

144A,4.625%, 10/15/29 (a)	464,000	454,262

144A,7.00%, 2/15/30	730,000	748,800

Churchill Downs, Inc.

144A,5.50%, 4/1/27	237,000	237,284

144A,4.75%, 1/15/28	259,000	258,342

	Principal Amount $	Value $

144A,5.75%, 4/1/30	442,000	445,778

Cinemark USA, Inc.,144A,5.25%, 7/15/28	313,000	313,311

Discovery Global Holdings, Inc.

3.755%, 3/15/27	405,000	404,026

4.054%, 3/15/29	520,000	514,862

Great Canadian Gaming Corp./Raptor LLC,144A,8.75%, 11/15/29	205,000	208,522

Light & Wonder International, Inc.,144A,7.25%, 11/15/29	213,000	218,570

Live Nation Entertainment, Inc.

144A,6.50%, 5/15/27	409,000	411,209

144A,4.75%, 10/15/27	368,000	367,996

144A,3.75%, 1/15/28	192,000	189,112

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,144A,8.25%, 4/15/30	263,000	274,252

Motion Bondco DAC,144A,6.625%, 11/15/27	158,000	149,767

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	152,000	147,031

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,144A,5.625%, 9/1/29	277,000	199,094

Rivers Enterprise Borrower LLC,144A,6.25%, 10/15/30	223,000	227,962

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.25%, 7/15/29 (a)	190,000	182,881

Vail Resorts, Inc.,144A,5.625%, 7/15/30	184,000	187,342

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A,5.125%, 10/1/29	266,000	267,725

144A,7.125%, 2/15/31	372,000	401,918

(Cost $7,239,197)		7,323,390

Food Service — 0.4%

Aramark Services, Inc.,144A,5.00%, 2/1/28	442,000	442,395

TKC Holdings, Inc.

144A,8.50%, 8/15/30	410,000	419,896

144A,12.00%, 2/15/31	251,000	264,027

(Cost $1,119,161)		1,126,318

Home Builders — 0.6%

Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	164,000	156,788

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A,6.25%, 9/15/27	232,000	232,539

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,4.875%, 2/15/30	174,000	163,691

Century Communities, Inc.,144A,3.875%, 8/15/29	190,000	181,301

LGI Homes, Inc.,144A,8.75%, 12/15/28	123,000	128,410

Mattamy Group Corp.,144A,4.625%, 3/1/30	215,000	210,082

Taylor Morrison Communities, Inc.

144A,5.75%, 1/15/28	145,000	148,022

144A,5.125%, 8/1/30	230,000	232,192

(Cost $1,426,274)		1,453,025

Home Furnishings — 0.4%

FXI Holdings, Inc.,144A,11.00%, 11/15/30	310,000	288,502

Somnigroup International, Inc.,144A,4.00%, 4/15/29	288,000	280,118

Whirlpool Corp.

4.75%, 2/26/29	249,000	245,594

6.125%, 6/15/30	233,000	234,223

(Cost $1,029,752)		1,048,437

Housewares — 0.7%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	289,000	237,578

Central Garden & Pet Co.,4.125%, 10/15/30	178,000	171,907

Newell Brands, Inc.

6.375%, 9/15/27	215,000	218,800

144A,8.50%, 6/1/28	418,000	440,213

6.625%, 9/15/29	221,000	224,628

6.375%, 5/15/30 (a)	260,000	261,007

Scotts Miracle-Gro Co.,4.50%, 10/15/29 (a)	140,000	138,589

(Cost $1,689,292)		1,692,722

Leisure Time — 0.8%

Carnival Corp.

144A,5.125%, 5/1/29	444,000	450,581

144A,5.75%, 3/15/30	364,000	376,717

NCL Corp. Ltd.

144A,7.75%, 2/15/29	212,000	226,667

144A,5.875%, 1/15/31	460,000	465,065

Sabre GLBL, Inc.

144A,10.75%, 11/15/29	169,000	123,396

144A,10.75%, 3/15/30	170,000	123,374

144A,11.125%, 7/15/30	488,000	354,410

(Cost $2,299,225)		2,120,210

Lodging — 2.2%

Boyd Gaming Corp.,4.75%, 12/1/27	375,000	374,694

Hilton Domestic Operating Co., Inc.

144A,5.875%, 4/1/29	208,000	213,067

	Principal Amount $	Value $

144A,3.75%, 5/1/29	337,000	328,304

4.875%, 1/15/30	355,000	355,464

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	326,000	318,402

Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	185,000	178,671

Melco Resorts Finance Ltd.

144A,5.625%, 7/17/27	242,000	242,247

144A,5.75%, 7/21/28	288,000	288,019

144A,5.375%, 12/4/29	431,000	421,367

MGM Resorts International

4.625%, 9/1/26	153,000	153,275

5.50%, 4/15/27	250,000	252,411

4.75%, 10/15/28	287,000	287,319

6.125%, 9/15/29	299,000	307,467

Station Casinos LLC,144A,4.50%, 2/15/28	244,000	243,142

Studio City Finance Ltd.

144A,6.50%, 1/15/28	187,000	187,153

144A,5.00%, 1/15/29	415,000	401,614

Travel + Leisure Co.

144A,6.625%, 7/31/26	251,000	251,858

6.00%, 4/1/27	132,000	133,717

144A,4.50%, 12/1/29	249,000	244,083

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	345,000	346,225

(Cost $5,402,580)		5,528,499

Retail — 4.7%

1011778 BC ULC / New Red Finance, Inc.

144A,3.875%, 1/15/28	593,000	585,875

144A,4.375%, 1/15/28	295,000	293,908

144A,3.50%, 2/15/29	261,000	252,239

144A,6.125%, 6/15/29	427,000	439,391

144A,5.625%, 9/15/29	219,000	223,144

144A,4.00%, 10/15/30	1,081,000	1,038,778

Advance Auto Parts, Inc.

3.90%, 4/15/30 (a)	217,000	202,873

144A,7.00%, 8/1/30	320,000	328,502

Asbury Automotive Group, Inc.

4.50%, 3/1/28	149,000	148,571

144A,4.625%, 11/15/29	313,000	308,301

4.75%, 3/1/30	150,000	147,719

Bath & Body Works, Inc.

5.25%, 2/1/28	149,000	149,875

7.50%, 6/15/29	190,000	194,207

144A,6.625%, 10/1/30	330,000	338,280

EG Global Finance

PLC,144A,12.00%, 11/30/28	421,000	452,878

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Ferrellgas LP / Ferrellgas Finance Corp.

144A,5.875%, 4/1/29	310,000	299,898

144A,9.25%, 1/15/31	240,000	249,169

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.

144A,4.625%, 1/15/29	365,000	356,257

144A,6.75%, 1/15/30 (a)	428,000	404,038

FirstCash, Inc.

144A,4.625%, 9/1/28	184,000	181,893

144A,5.625%, 1/1/30	207,000	206,109

Gap, Inc.,144A,3.625%, 10/1/29	274,000	260,878

Global Auto Holdings Ltd. / AAG FH UK Ltd.,144A,8.375%, 1/15/29	201,000	192,564

Group 1 Automotive, Inc.

144A,4.00%, 8/15/28	276,000	271,034

144A,6.375%, 1/15/30	189,000	193,841

LBM Acquisition LLC,144A,6.25%, 1/15/29 (a)	264,000	201,543

LCM Investments Holdings II LLC,144A,4.875%, 5/1/29	375,000	370,466

Lithia Motors, Inc.

144A,4.625%, 12/15/27	140,000	140,155

144A,3.875%, 6/1/29	307,000	296,930

144A,5.50%, 10/1/30	213,000	214,477

144A,4.375%, 1/15/31	211,000	203,055

Michaels Cos., Inc.,144A,7.875%, 5/1/29	361,000	362,867

Murphy Oil USA, Inc.

4.75%, 9/15/29	184,000	182,396

144A,3.75%, 2/15/31	186,000	175,137

Nordstrom, Inc.,4.375%, 4/1/30	187,000	180,206

Park River Holdings, Inc.,144A,8.75%, 12/31/30 (a)	195,000	188,192

QVC, Inc.,144A,6.875%, 4/15/29	225,000	95,625

Sonic Automotive, Inc.,144A,4.625%, 11/15/29	231,000	228,055

Staples, Inc.

144A,10.75%, 9/1/29	922,000	846,778

144A,12.75%, 1/15/30	308,000	216,818

Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29	154,000	161,964

Yum! Brands, Inc.,144A,4.75%, 1/15/30	279,000	279,411

(Cost $11,989,364)		12,064,297

Consumer, Non-cyclical — 16.4%

Agriculture — 0.2%

Darling Ingredients, Inc.

144A,5.25%, 4/15/27	219,000	219,141

	Principal Amount $	Value $

144A,6.00%, 6/15/30	370,000	374,981

(Cost $592,431)		594,122

Beverages — 0.2%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 144A,6.25%, 4/1/29	223,000	223,522

144A,4.375%, 4/30/29	303,000	297,289

(Cost $513,081)		520,811

Commercial Services — 5.5%

ADT Security (The) Corp.,144A,4.125%, 8/1/29	383,000	374,000

Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	525,000	550,125

Allied Universal Holdco LLC,144A,7.875%, 2/15/31	875,000	924,939

Allied Universal Holdco LLC /

Allied Universal Finance Corp.

144A,6.00%, 6/1/29 (a)	358,000	354,529

144A,6.875%, 6/15/30	385,000	400,961

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	399,000	396,274

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A,4.75%, 4/1/28	156,000	152,533

144A,5.375%, 3/1/29	224,000	214,585

144A,8.25%, 1/15/30 (a)	245,000	247,343

144A,8.00%, 2/15/31	186,000	184,506

Belron UK Finance PLC,144A,5.75%, 10/15/29	396,000	405,018

Block, Inc.

2.75%, 6/1/26	365,000	363,667

144A,5.625%, 8/15/30	437,000	442,963

Brink’s Co.

144A,4.625%, 10/15/27	270,000	270,447

144A,6.50%, 6/15/29	144,000	148,403

Clarivate Science Holdings Corp.

144A,3.875%, 7/1/28	344,000	322,033

144A,4.875%, 7/1/29	333,000	273,529

EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	395,000	414,226

Garda World Security Corp.

144A,7.75%, 2/15/28	149,000	152,687

144A,6.00%, 6/1/29	210,000	205,414

144A,6.50%, 1/15/31	225,000	231,282

GEO Group, Inc.,8.625%, 4/15/29	228,000	237,761

Herc Holdings, Inc.

144A,6.625%, 6/15/29	284,000	293,366

144A,7.00%, 6/15/30	642,000	673,164

Hertz Corp.

144A,12.625%, 7/15/29 (a)	466,000	430,034

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,5.00%, 12/1/29	373,000	193,992

Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,3.375%, 8/31/27	370,000	364,367

RR Donnelley & Sons Co.

144A,9.50%, 8/1/29	391,000	403,277

144A,10.875%, 8/1/29	186,000	190,610

Sabre Financial Borrower LLC,144A,11.125%, 6/15/29	383,000	369,427

Service Corp. International

4.625%, 12/15/27	200,000	199,983

5.125%, 6/1/29	284,000	285,085

3.375%, 8/15/30	340,000	319,764

Sotheby’s,144A,7.375%, 10/15/27	293,000	291,398

United Rentals North America, Inc.

3.875%, 11/15/27	271,000	270,048

4.875%, 1/15/28	682,000	682,043

5.25%, 1/15/30	274,000	277,244

4.00%, 7/15/30	270,000	262,890

3.875%, 2/15/31	370,000	356,711

Veritiv Operating Co.,144A,10.50%, 11/30/30	395,000	423,132

Williams Scotsman, Inc.

144A,4.625%, 8/15/28	194,000	193,391

144A,6.625%, 6/15/29	176,000	181,933

144A,6.625%, 4/15/30	182,000	189,057

(Cost $14,145,439)		14,118,141

Cosmetics/Personal Care — 0.3%

Edgewell Personal Care Co.

144A,5.50%, 6/1/28	278,000	278,141

144A,4.125%, 4/1/29	188,000	181,554

Perrigo Finance Unlimited Co.,5.15%, 6/15/30	279,000	270,184

Prestige Brands, Inc.,144A,5.125%, 1/15/28	178,000	178,006

(Cost $901,866)		907,885

Food — 1.6%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A,6.50%, 2/15/28	312,000	317,783

144A,3.50%, 3/15/29	513,000	494,987

144A,4.875%, 2/15/30	370,000	367,207

B&G Foods, Inc.

5.25%, 9/15/27 (a)	168,000	163,888

144A,8.00%, 9/15/28	305,000	296,256

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	317,000	333,021

	Principal Amount $	Value $

Lamb Weston Holdings, Inc.

144A,4.875%, 5/15/28	183,000	183,191

144A,4.125%, 1/31/30	370,000	358,997

Performance Food Group, Inc.,144A,4.25%, 8/1/29	383,000	376,078

Post Holdings, Inc.,144A,4.625%, 4/15/30	501,000	490,792

US Foods, Inc.

144A,6.875%, 9/15/28	203,000	209,555

144A,4.75%, 2/15/29	332,000	330,922

144A,4.625%, 6/1/30	187,000	185,298

(Cost $4,038,685)		4,107,975

Healthcare-Products — 1.2%

Avantor Funding, Inc.

144A,4.625%, 7/15/28	586,000	581,016

144A,3.875%, 11/1/29	299,000	285,691

Bausch + Lomb Corp.,144A,8.375%, 10/1/28	457,000	474,137

Hologic, Inc.,144A,3.25%, 2/15/29	323,000	321,515

Medline Borrower LP,144A,5.25%, 10/1/29	950,000	950,542

Teleflex, Inc.

4.625%, 11/15/27	188,000	187,076

144A,4.25%, 6/1/28	188,000	185,288

(Cost $2,924,844)		2,985,265

Healthcare-Services — 5.1%

Acadia Healthcare Co., Inc.

144A,5.50%, 7/1/28	180,000	179,292

144A,5.00%, 4/15/29 (a)	177,000	173,511

Charles River Laboratories International, Inc.

144A,4.25%, 5/1/28	183,000	181,215

144A,3.75%, 3/15/29	183,000	176,265

CHS/Community Health Systems, Inc.

144A,6.00%, 1/15/29	228,000	227,315

144A,6.875%, 4/15/29	477,000	461,253

144A,6.125%, 4/1/30	466,000	412,476

144A,5.25%, 5/15/30	588,000	565,404

144A,4.75%, 2/15/31	360,000	330,583

DaVita, Inc.

144A,4.625%, 6/1/30	1,060,000	1,038,356

144A,3.75%, 2/15/31	520,000	486,254

Encompass Health Corp.

4.50%, 2/1/28	350,000	348,653

4.75%, 2/1/30	272,000	270,754

IQVIA, Inc.

144A,5.00%, 10/15/26	415,000	415,368

144A,5.00%, 5/15/27	406,000	405,354

144A,6.50%, 5/15/30	186,000	191,393

LifePoint Health, Inc.

144A,5.375%, 1/15/29	189,000	184,860

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,9.875%, 8/15/30	300,000	320,465

144A,11.00%, 10/15/30	401,000	436,036

Molina Healthcare, Inc.

144A,4.375%, 6/15/28	285,000	280,269

144A,3.875%, 11/15/30	261,000	237,935

144A,6.50%, 2/15/31	315,000	316,400

MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30 (a)	283,000	207,738

National Mentor Holdings, Inc.,144A,10.50%, 12/15/30	475,000	473,669

Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	555,000	580,148

Star Parent, Inc.,144A,9.00%, 10/1/30	373,000	379,048

Team Health Holdings, Inc.,144A,8.375%, 6/30/28	171,000	172,260

Tenet Healthcare Corp.

5.125%, 11/1/27	522,000	522,596

4.625%, 6/15/28	186,000	185,848

6.125%, 10/1/28	671,000	672,941

4.25%, 6/1/29	526,000	519,047

4.375%, 1/15/30	540,000	530,487

6.125%, 6/15/30	769,000	785,298

US Acute Care Solutions LLC,144A,9.75%, 5/15/29	383,000	383,598

(Cost $12,831,953)		13,052,089

Pharmaceuticals — 2.3%

Accendra Health, Inc.

144A,4.50%, 3/31/29 (a)	182,000	115,547

144A,6.625%, 4/1/30	202,000	97,370

AdaptHealth LLC

144A,4.625%, 8/1/29	192,000	184,379

144A,5.125%, 3/1/30	233,000	224,699

Bausch Health Americas, Inc.,144A,8.50%, 1/31/27	246,000	244,008

Bausch Health Cos., Inc.

144A,5.00%, 1/30/28	152,000	132,365

144A,4.875%, 6/1/28	308,000	286,922

144A,11.00%, 9/30/28	340,000	355,829

144A,5.00%, 2/15/29	180,000	136,048

144A,6.25%, 2/15/29	315,000	249,244

144A,5.25%, 1/30/30	297,000	208,201

144A,5.25%, 2/15/31	145,000	94,734

Grifols SA,144A,4.75%, 10/15/28	269,000	265,819

HLF Financing Sarl LLC / Herbalife International, Inc.

144A,12.25%, 4/15/29	296,000	316,408

144A,4.875%, 6/1/29	218,000	209,027

Jazz Securities

DAC,144A,4.375%, 1/15/29	562,000	554,408

Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	805,000	790,732

	Principal Amount $	Value $

Teva Pharmaceutical Finance Netherlands III BV

3.15%, 10/1/26	675,000	670,453

6.75%, 3/1/28	444,000	461,097

Teva Pharmaceutical Finance Netherlands IV BV,5.75%, 12/1/30	263,000	273,077

(Cost $5,653,787)		5,870,367

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Stena International SA

144A,7.25%, 1/15/31	330,000	340,403

144A,7.625%, 2/15/31	149,000	155,350

(Cost $494,926)		495,753

Energy — 9.4%

Oil & Gas — 4.6%

Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	382,000	402,040

Ascent Resources Utica Holdings LLC / ARU Finance Corp.,144A,5.875%, 6/30/29	165,000	165,587

California Resources Corp.,144A,8.25%, 6/15/29	358,000	376,050

Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,9.75%, 2/15/31	151,000	160,972

Chord Energy Corp.,144A,6.00%, 10/1/30	277,000	283,086

CNX Resources Corp.,144A,7.375%, 1/15/31	192,000	199,245

Comstock Resources, Inc.

144A,6.75%, 3/1/29	429,000	427,663

144A,6.75%, 3/1/29	192,000	191,775

144A,5.875%, 1/15/30	334,000	322,126

Crescent Energy Finance LLC,144A,9.25%, 2/15/28	154,000	158,569

CVR Energy, Inc.,144A,7.50%, 2/15/31	215,000	214,397

Hilcorp Energy I LP / Hilcorp Finance Co.

144A,6.25%, 11/1/28	212,000	213,634

144A,5.75%, 2/1/29	219,000	220,074

144A,6.00%, 4/15/30	205,000	202,546

144A,6.00%, 2/1/31	200,000	194,946

Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	263,000	277,028

Kosmos Energy Ltd.,144A,7.50%, 3/1/28	154,000	134,279

Leviathan Bond Ltd.

144A,REGS, 6.50%, 6/30/27	235,000	236,511

144A,REGS, 6.75%, 6/30/30	205,708	212,187

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Matador Resources Co.,144A,6.875%, 4/15/28	173,000	176,630

Medco Cypress Tree Pte Ltd.,144A,8.625%, 5/19/30	140,000	147,586

Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	218,000	226,633

Noble Finance II LLC,144A,8.00%, 4/15/30	545,000	567,549

PBF Holding Co. LLC / PBF Finance Corp.

6.00%, 2/15/28	302,000	300,945

144A,9.875%, 3/15/30	297,000	315,405

144A,7.875%, 9/15/30 (a)	192,000	192,794

Permian Resources Operating LLC,144A,5.875%, 7/1/29	247,000	247,967

Puma International Financing SA,144A,7.75%, 4/25/29	235,000	244,006

SM Energy Co.

6.75%, 9/15/26	165,000	165,254

144A,5.00%, 10/15/26	141,000	141,028

6.625%, 1/15/27	174,000	174,476

144A,8.375%, 7/1/28	509,000	526,323

6.50%, 7/15/28	113,000	113,712

144A,6.75%, 8/1/29	296,000	302,846

144A,8.625%, 11/1/30	383,000	405,600

Sunoco LP

144A,5.875%, 7/15/27	192,000	192,527

144A,7.00%, 5/1/29	238,000	246,948

144A,4.50%, 10/1/29	295,000	289,977

144A,4.625%, 5/1/30	315,000	308,360

Sunoco LP / Sunoco Finance Corp.

6.00%, 4/15/27	222,000	222,222

144A,7.00%, 9/15/28	136,000	139,806

4.50%, 5/15/29	298,000	293,772

4.50%, 4/30/30	292,000	285,963

Talos Production, Inc.

144A,9.00%, 2/1/29	245,000	255,314

144A,9.375%, 2/1/31	233,000	248,068

TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	277,000	274,226

Transocean International Ltd.,144A,8.25%, 5/15/29	340,000	354,252

(Cost $11,721,844)		11,952,904

Oil & Gas Services — 0.5%

Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.25%, 4/1/28	282,000	282,364

Kodiak Gas Services LLC,144A,7.25%, 2/15/29	280,000	290,518

USA Compression Partners LP / USA Compression Finance Corp.,144A,7.125%, 3/15/29	386,000	399,047

	Principal Amount $	Value $

WBI Operating LLC,144A,6.25%, 10/15/30	288,000	293,684

(Cost $1,250,120)		1,265,613

Pipelines — 4.3%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A,5.75%, 1/15/28	231,000	231,054

144A,5.375%, 6/15/29	274,000	274,204

Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.00%, 7/15/29	176,000	183,829

Buckeye Partners LP

3.95%, 12/1/26	217,000	215,534

4.125%, 12/1/27	146,000	145,523

144A,4.50%, 3/1/28	194,000	194,284

144A,6.875%, 7/1/29	232,000	240,857

144A,6.75%, 2/1/30	185,000	193,242

Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	376,000	392,779

Genesis Energy LP / Genesis Energy Finance Corp.

7.75%, 2/1/28	237,000	237,500

8.25%, 1/15/29	290,000	302,880

8.875%, 4/15/30	180,000	188,937

Golar LNG Ltd.,144A,7.50%, 10/2/30	188,000	189,284

Harvest Midstream I LP,144A,7.50%, 9/1/28	307,000	310,622

Hess Midstream Operations LP

144A,5.875%, 3/1/28	330,000	335,630

144A,5.125%, 6/15/28	207,000	207,301

144A,6.50%, 6/1/29	224,000	231,892

144A,4.25%, 2/15/30	276,000	270,736

144A,5.50%, 10/15/30	142,000	143,158

ITT Holdings LLC,144A,6.50%, 8/1/29	467,000	454,037

NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,8.125%, 2/15/29	324,000	336,235

NuStar Logistics LP

6.00%, 6/1/26	247,000	247,297

5.625%, 4/28/27	206,000	208,105

6.375%, 10/1/30	223,000	234,933

Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	204,000	204,149

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A,5.50%, 1/15/28	263,000	263,528

144A,7.375%, 2/15/29	308,000	319,458

144A,6.00%, 12/31/30	260,000	263,661

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Venture Global Calcasieu Pass LLC

144A,3.875%, 8/15/29	460,000	441,002

144A,6.25%, 1/15/30	365,000	377,153

Venture Global LNG, Inc.

144A,8.125%, 6/1/28	812,000	833,611

144A,9.50%, 2/1/29	1,118,000	1,199,752

144A,7.00%, 1/15/30 (a)	559,000	567,376

Venture Global Plaquemines LNG LLC,144A,6.125%, 12/15/30	675,000	701,523

(Cost $10,994,032)		11,141,066

Financial — 13.9%

Banks — 0.2%

Banco Votorantim SA,144A,5.875%, 4/8/28	227,000	231,256

Freedom Mortgage Corp.

144A,6.625%, 1/15/27	184,000	183,934

144A,12.25%, 10/1/30	178,000	193,721

(Cost $608,268)		608,911

Diversified Financial Services — 5.2%

Aretec Group, Inc.

144A,7.50%, 4/1/29 (a)	149,000	147,900

144A,10.00%, 8/15/30	226,000	240,729

Azorra Finance Ltd.

144A,7.75%, 4/15/30	169,000	177,630

144A,7.25%, 1/15/31	211,000	220,383

Coinbase Global, Inc.,144A,3.375%, 10/1/28	359,000	342,696

Credit Acceptance Corp.

144A,9.25%, 12/15/28	227,000	237,465

144A,6.625%, 3/15/30	194,000	193,352

CrossCountry Intermediate HoldCo LLC,144A,6.50%, 10/1/30	330,000	329,103

Encore Capital Group, Inc.

144A,9.25%, 4/1/29	178,000	186,525

144A,8.50%, 5/15/30	173,000	185,174

Enova International, Inc.

144A,11.25%, 12/15/28	171,000	180,739

144A,9.125%, 8/1/29	174,000	182,913

Freedom Mortgage Holdings LLC,144A,9.25%, 2/1/29	442,000	461,981

GGAM Finance Ltd.

144A,8.00%, 2/15/27	280,000	283,360

144A,8.00%, 6/15/28	209,000	219,889

144A,6.875%, 4/15/29	180,000	185,863

144A,5.875%, 3/15/30	144,000	146,638

goeasy Ltd.

144A,9.25%, 12/1/28	205,000	202,993

144A,7.625%, 7/1/29	225,000	211,113

144A,6.875%, 5/15/30	156,000	137,237

	Principal Amount $	Value $

144A,7.375%, 10/1/30	142,000	125,993

144A,6.875%, 2/15/31	168,000	145,027

Jane Street Group / JSG Finance, Inc.,144A,4.50%, 11/15/29	224,000	218,748

Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	381,000	362,551

Jefferson Capital Holdings LLC,144A,8.25%, 5/15/30	192,000	201,305

LD Holdings Group LLC,144A,6.125%, 4/1/28	191,000	170,167

Navient Corp.

6.75%, 6/15/26	194,000	194,885

5.00%, 3/15/27	244,000	240,504

4.875%, 3/15/28	201,000	192,169

5.50%, 3/15/29	274,000	256,131

9.375%, 7/25/30	192,000	194,626

OneMain Finance Corp.

3.50%, 1/15/27	279,000	275,916

6.625%, 1/15/28	299,000	305,366

3.875%, 9/15/28	209,000	202,358

6.625%, 5/15/29	369,000	377,164

5.375%, 11/15/29	285,000	281,959

7.875%, 3/15/30	262,000	274,210

6.125%, 5/15/30	279,000	280,015

4.00%, 9/15/30	296,000	273,497

PennyMac Financial Services, Inc.

144A,4.25%, 2/15/29	245,000	235,716

144A,7.875%, 12/15/29	248,000	260,586

144A,7.125%, 11/15/30	275,000	282,903

PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	261,000	262,277

PRA Group, Inc.,144A,8.875%, 1/31/30	200,000	203,750

Rocket Cos., Inc.

144A,6.50%, 8/1/29	265,000	272,584

144A,6.125%, 8/1/30	766,000	786,314

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A,2.875%, 10/15/26	437,000	431,978

144A,3.625%, 3/1/29	244,000	235,271

SLM Corp.

3.125%, 11/2/26	159,000	156,901

6.50%, 1/31/30	181,000	183,944

United Wholesale Mortgage LLC

144A,5.75%, 6/15/27	202,000	201,267

144A,5.50%, 4/15/29	255,000	250,287

UWM Holdings LLC,144A,6.625%, 2/1/30	280,000	278,115

Velocity Commercial Capital LLC,144A,9.375%, 2/15/31	186,000	188,709

(Cost $13,311,150)		13,276,876

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Insurance — 2.5%

Acrisure LLC / Acrisure Finance, Inc.

144A,8.25%, 2/1/29	350,000	350,366

144A,4.25%, 2/15/29	267,000	254,242

144A,8.50%, 6/15/29	244,000	243,632

144A,6.00%, 8/1/29 (a)	140,000	130,782

144A,7.50%, 11/6/30	370,000	376,755

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A,4.25%, 10/15/27	281,000	277,715

144A,6.75%, 10/15/27	493,000	493,279

144A,6.75%, 4/15/28	475,000	480,742

144A,5.875%, 11/1/29	168,000	164,053

144A,7.00%, 1/15/31	526,000	535,912

AmWINS Group, Inc.,144A,6.375%, 2/15/29	289,000	294,271

Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	545,000	558,396

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC,144A,7.25%, 2/15/31	365,000	370,228

HUB International Ltd.

144A,5.625%, 12/1/29	200,000	197,052

144A,7.25%, 6/15/30	1,269,000	1,309,645

Jones Deslauriers Insurance Management, Inc.,144A,8.50%, 3/15/30	265,000	275,151

Ryan Specialty LLC,144A,4.375%, 2/1/30	158,000	153,889

(Cost $6,502,294)		6,466,110

Real Estate — 0.8%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	245,000	247,844

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A,5.75%, 1/15/29	208,000	205,200

144A,5.25%, 4/15/30	174,000	164,718

144A,9.75%, 4/15/30	165,000	177,915

Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	240,000	240,848

Howard Hughes Corp.

144A,4.125%, 2/1/29	250,000	242,244

144A,4.375%, 2/1/31	242,000	230,345

Hunt Cos., Inc.,144A,5.25%, 4/15/29	228,000	218,486

Kennedy-Wilson, Inc.

4.75%, 3/1/29	250,000	246,515

4.75%, 2/1/30	216,000	209,671

(Cost $2,081,619)		2,183,786

	Principal Amount $	Value $

Real Estate Investment Trusts — 4.6%

Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	186,000	185,213

Arbor Realty SR, Inc.

144A,8.50%, 12/15/28 (a)	150,000	146,059

144A,7.875%, 7/15/30	186,000	171,564

Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	190,000	202,673

Brandywine Operating Partnership LP

3.95%, 11/15/27	162,000	158,922

8.875%, 4/12/29	211,000	224,325

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL

144A,5.75%, 5/15/26	253,000	252,923

144A,4.50%, 4/1/27	195,000	192,559

Diversified Healthcare Trust,4.75%, 2/15/28	162,000	158,528

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non- MTM,144A,7.375%, 9/30/30	152,000	153,702

Hudson Pacific Properties LP

3.95%, 11/1/27	123,000	117,083

4.65%, 4/1/29 (a)	192,000	171,042

3.25%, 1/15/30	153,000	127,298

Iron Mountain, Inc.

144A,4.875%, 9/15/27	376,000	376,084

144A,5.25%, 3/15/28	295,000	295,363

144A,5.00%, 7/15/28	196,000	195,964

144A,7.00%, 2/15/29	352,000	361,463

144A,4.875%, 9/15/29	362,000	359,014

144A,5.25%, 7/15/30	510,000	507,827

144A,4.50%, 2/15/31	400,000	386,106

Millrose Properties, Inc.,144A,6.375%, 8/1/30	450,000	461,925

MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27 (a)	515,000	504,944

4.625%, 8/1/29	344,000	297,521

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A,5.875%, 10/1/28	278,000	278,160

144A,4.875%, 5/15/29	287,000	282,129

144A,7.00%, 2/1/30	198,000	205,151

Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	132,000	134,687

RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	242,000	242,118

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.25%, 7/15/28	191,000	196,269

144A,4.50%, 2/15/29	210,000	207,239

Rithm Capital Corp.

144A,8.00%, 4/1/29	290,000	292,060

144A,8.00%, 7/15/30	174,000	174,944

RLJ Lodging Trust LP

144A,3.75%, 7/1/26	169,000	168,270

144A,4.00%, 9/15/29	191,000	182,869

SBA Communications Corp.

3.875%, 2/15/27	539,000	536,035

3.125%, 2/1/29	542,000	521,429

Service Properties Trust

5.50%, 12/15/27	160,000	160,468

3.95%, 1/15/28	172,000	164,148

4.95%, 10/1/29 (a)	159,000	144,552

4.375%, 2/15/30	146,000	129,436

Starwood Property Trust, Inc.

144A,3.625%, 7/15/26	126,000	125,497

144A,4.375%, 1/15/27	222,000	220,461

144A,5.25%, 10/15/28	178,000	178,940

144A,7.25%, 4/1/29	230,000	241,294

144A,6.00%, 4/15/30	142,000	145,820

144A,6.50%, 7/1/30	185,000	192,514

144A,6.50%, 10/15/30	178,000	185,604

144A,5.75%, 1/15/31	220,000	222,574

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	258,000	244,063

(Cost $11,588,622)		11,784,833

Venture Capital — 0.6%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

5.25%, 5/15/27	480,000	473,153

9.75%, 1/15/29	246,000	243,335

4.375%, 2/1/29	243,000	207,304

144A,10.00%, 11/15/29	375,000	370,759

9.00%, 6/15/30	269,000	256,098

(Cost $1,567,029)		1,550,649

Industrial — 9.9%

Aerospace/Defense — 1.5%

ATI, Inc.,7.25%, 8/15/30	150,000	157,227

Bombardier, Inc.

144A,7.50%, 2/1/29	312,000	324,621

144A,8.75%, 11/15/30	276,000	296,035

TransDigm, Inc.

144A,6.75%, 8/15/28	746,000	760,215

4.625%, 1/15/29	434,000	432,976

144A,6.375%, 3/1/29	1,053,000	1,082,938

4.875%, 5/1/29	283,000	282,683

144A,6.875%, 12/15/30	535,000	557,121

(Cost $3,846,089)		3,893,816

	Principal Amount $	Value $

Building Materials — 1.4%

Builders FirstSource, Inc.,144A,5.00%, 3/1/30	196,000	194,711

Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	268,000	202,616

Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29 (a)	186,000	135,383

Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	1,035,000	1,072,514

James Hardie International Finance DAC,144A,5.00%, 1/15/28	161,000	161,202

MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	185,000	173,520

Smyrna Ready Mix Concrete LLC,144A,6.00%, 11/1/28	434,000	434,915

Standard Industries, Inc.

144A,4.75%, 1/15/28	380,000	379,070

144A,4.375%, 7/15/30	592,000	571,543

144A,3.375%, 1/15/31	422,000	389,895

(Cost $3,801,082)		3,715,369

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

144A,4.75%, 6/15/28	231,000	228,970

144A,4.375%, 3/31/29	289,000	280,974

WESCO Distribution, Inc.

144A,7.25%, 6/15/28	455,000	458,613

144A,6.375%, 3/15/29	329,000	338,633

(Cost $1,290,918)		1,307,190

Electronics — 0.6%

Imola Merger Corp.,144A,4.75%, 5/15/29	774,000	761,446

Sensata Technologies BV

144A,4.00%, 4/15/29	239,000	234,110

144A,5.875%, 9/1/30	228,000	231,056

Sensata Technologies, Inc.

144A,4.375%, 2/15/30	160,000	157,100

144A,3.75%, 2/15/31	279,000	263,223

(Cost $1,624,535)		1,646,935

Engineering & Construction — 0.7%

Arcosa, Inc.,144A,4.375%, 4/15/29	160,000	157,721

Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	532,000	497,484

Fluor Corp.,4.25%, 9/15/28	179,000	177,802

HTA Group Ltd./Mauritius,144A,7.50%, 6/4/29	341,000	352,974

IHS Holding Ltd.

144A,6.25%, 11/29/28	175,000	175,720

144A,7.875%, 5/29/30	211,000	221,234

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

TopBuild Corp.,144A,3.625%, 3/15/29	160,000	154,967

(Cost $1,731,037)		1,737,902

Environmental Control — 0.8%

Clean Harbors, Inc.,144A,6.375%, 2/1/31	186,000	191,120

GFL Environmental, Inc.

144A,4.00%, 8/1/28	276,000	271,903

144A,4.75%, 6/15/29	275,000	273,450

144A,4.375%, 8/15/29	216,000	212,340

144A,6.75%, 1/15/31	383,000	402,188

Madison IAQ LLC

144A,4.125%, 6/30/28	244,000	240,998

144A,5.875%, 6/30/29	405,000	404,354

(Cost $1,962,324)		1,996,353

Machinery-Construction & Mining — 0.2%

BWX Technologies, Inc.

144A,4.125%, 6/30/28	142,000	140,750

144A,4.125%, 4/15/29	162,000	158,719

Terex Corp.,144A,5.00%, 5/15/29	259,000	259,402

(Cost $552,669)		558,871

Machinery-Diversified — 0.4%

Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	169,000	178,544

SPX FLOW, Inc.,144A,8.75%, 4/1/30	190,000	194,707

TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	576,000	576,708

(Cost $937,244)		949,959

Metal Fabricate/Hardware — 0.1%

Advanced Drainage Systems, Inc.,144A,6.375%, 6/15/30

(Cost $173,745)	170,000	173,602

Miscellaneous Manufacturing — 0.9%

Avient Corp.,144A,7.125%, 8/1/30	288,000	296,993

Axon Enterprise, Inc.,144A,6.125%, 3/15/30	383,000	395,687

Entegris, Inc.

144A,4.375%, 4/15/28	154,000	153,262

144A,4.75%, 4/15/29	625,000	625,941

144A,3.625%, 5/1/29	142,000	136,434

144A,5.95%, 6/15/30	322,000	328,662

Trinity Industries, Inc.,144A,7.75%, 7/15/28	245,000	252,217

(Cost $2,156,482)		2,189,196

	Principal Amount $	Value $

Packaging & Containers — 2.4%

Ardagh Group SA,144A,9.50%, 12/1/30	578,000	626,394

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A,3.25%, 9/1/28	241,000	233,314

144A,4.00%, 9/1/29	376,000	359,189

144A,6.25%, 1/30/31	238,000	243,715

Ball Corp.

6.00%, 6/15/29	356,000	367,495

2.875%, 8/15/30	477,000	443,940

Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30	175,000	177,902

Crown Americas LLC,5.25%, 4/1/30	182,000	186,383

Graphic Packaging International LLC

144A,3.50%, 3/15/28	191,000	185,827

144A,3.75%, 2/1/30	138,000	130,657

Mauser Packaging Solutions Holding Co.

144A,7.875%, 4/15/30	983,000	1,006,862

144A,9.25%, 4/15/30	484,000	477,354

OI European Group BV,144A,4.75%, 2/15/30	163,000	157,142

Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	232,000	232,354

Sealed Air Corp.

144A,4.00%, 12/1/27	200,000	199,549

144A,6.125%, 2/1/28	310,000	314,477

144A,5.00%, 4/15/29	155,000	156,347

144A,7.25%, 2/15/31	155,000	161,111

Silgan Holdings, Inc.,4.125%, 2/1/28	219,000	217,817

Trivium Packaging Finance BV

144A,8.25%, 7/15/30	158,000	169,358

144A,12.25%, 1/15/31	230,000	253,435

(Cost $6,182,053)		6,300,622

Transportation — 0.2%

Brightline East LLC,144A,11.00%, 1/31/30	417,000	112,938

Seaspan Corp.,144A,5.50%, 8/1/29	287,000	275,205

(Cost $608,171)		388,143

Trucking & Leasing — 0.2%

FTAI Aviation Investors LLC

144A,5.50%, 5/1/28	417,000	417,726

144A,7.875%, 12/1/30	180,000	190,581

(Cost $601,143)		608,307

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Technology — 4.9%

Computers — 0.8%

McAfee Corp.,144A,7.375%, 2/15/30 (a)	679,000	556,369

NCR Atleos Corp.,144A,9.50%, 4/1/29	483,000	518,960

NCR Voyix Corp.

144A,5.00%, 10/1/28	225,000	221,295

144A,5.125%, 4/15/29	167,000	164,005

Seagate Data Storage Technology Pte Ltd.

144A,4.091%, 6/1/29	162,000	159,020

144A,8.25%, 12/15/29	188,000	198,502

144A,5.875%, 7/15/30	150,000	154,510

(Cost $2,044,204)		1,972,661

Office/Business Equipment — 0.1%

Xerox Corp.,144A,10.25%, 10/15/30 (a)	152,000	110,200

Xerox Holdings Corp.

144A,5.50%, 8/15/28	260,000	100,074

144A,8.875%, 11/30/29	181,000	52,544

(Cost $495,742)		262,818

Semiconductors — 0.4%

ams-OSRAM AG,144A,12.25%, 3/30/29	241,000	257,345

Kioxia Holdings Corp.,144A,6.25%, 7/24/30	403,000	418,799

ON Semiconductor Corp.,144A,3.875%, 9/1/28	257,000	251,821

(Cost $899,655)		927,965

Software — 3.6%

AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	875,000	823,559

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29 (a)	283,000	180,976

Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	279,000	176,549

Cloud Software Group, Inc.

144A,6.50%, 3/31/29	1,438,000	1,411,464

144A,9.00%, 9/30/29	1,456,000	1,427,381

CoreWeave, Inc.

144A,9.25%, 6/1/30	745,000	730,465

144A,9.00%, 2/1/31	652,000	629,908

Fair Isaac Corp.

144A,5.25%, 5/15/26	160,000	160,172

144A,4.00%, 6/15/28	333,000	326,318

Open Text Corp.

144A,3.875%, 2/15/28	301,000	287,188

144A,3.875%, 12/1/29	333,000	300,023

Open Text Holdings, Inc.,144A,4.125%, 2/15/30	345,000	311,240

	Principal Amount $	Value $

ROBLOX Corp.,144A,3.875%, 5/1/30	366,000	349,721

Rocket Software, Inc.

144A,9.00%, 11/28/28	280,000	273,273

144A,6.50%, 2/15/29	224,000	187,762

SS&C Technologies, Inc.,144A,5.50%, 9/30/27	784,000	783,421

Twilio, Inc.,3.625%, 3/15/29	179,000	172,376

UKG, Inc.,144A,6.875%, 2/1/31	931,000	903,860

(Cost $9,770,707)		9,435,656

Utilities — 3.0%

Electric — 2.7%

Clearway Energy Operating LLC

144A,4.75%, 3/15/28	386,000	384,925

144A,3.75%, 2/15/31	320,000	303,350

Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	166,000	168,560

ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	189,000	194,906

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA,144A,5.375%, 12/30/30	265,000	250,284

NRG Energy, Inc.

5.75%, 1/15/28	330,000	330,150

144A,3.375%, 2/15/29	195,000	188,050

144A,5.25%, 6/15/29	280,000	281,165

144A,5.75%, 7/15/29	295,000	295,688

144A,3.625%, 2/15/31	384,000	362,648

PG&E Corp.

5.00%, 7/1/28	362,000	361,259

5.25%, 7/1/30	383,000	383,541

Talen Energy Supply LLC,144A,8.625%, 6/1/30	422,000	445,359

Vistra Operations Co. LLC

144A,5.625%, 2/15/27	443,000	443,061

144A,5.00%, 7/31/27	491,000	491,269

144A,4.375%, 5/1/29	464,000	459,274

VoltaGrid LLC,144A,7.375%, 11/1/30	746,000	779,317

XPLR Infrastructure Operating Partners LP

144A,4.50%, 9/15/27	167,000	166,382

144A,7.25%, 1/15/29 (a)	286,000	296,993

144A,8.375%, 1/15/31 (a)	310,000	328,405

(Cost $6,812,069)		6,914,586

Gas — 0.2%

AmeriGas Partners LP / AmeriGas Finance Corp.

5.75%, 5/20/27	163,000	164,441

144A,9.375%, 6/1/28	218,000	225,446

144A,9.50%, 6/1/30	195,000	208,841

(Cost $585,195)		598,728

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Water — 0.1%

Nova Securitisation Sarl,144A,5.75%, 2/3/31

(Cost $313,728)	317,000	313,462

TOTAL CORPORATE BONDS

(Cost $251,903,845)		252,642,250

	Number of Shares

SECURITIES LENDING COLLATERAL — 4.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $11,666,468)	11,666,468	11,666,468

CASH EQUIVALENTS — 2.6%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $6,750,637)	6,750,637	6,750,637

TOTAL INVESTMENTS — 105.1%

(Cost $270,320,950)		271,059,355

Other assets and liabilities,net — (5.1%)		(13,201,144)

NET ASSETS — 100.0%		257,858,211

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 4.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

8,751,783	2,914,685	(e)	—	—	—	36,642	—	11,666,468	11,666,468

CASH EQUIVALENTS — 2.6%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

5,758,661	30,038,593		(29,046,617)	—	—	66,603	—	6,750,637	6,750,637

14,510,444	32,953,278		(29,046,617)	—	—	103,245	—	18,417,105	18,417,105

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $11,404,270, which is 4.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2026 (Unaudited)

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$252,609,019	$33,231	$252,642,250

Short-Term Investments (a)	18,417,105	—	—	18,417,105

TOTAL	$18,417,105	$252,609,019	$33,231	$271,059,355

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%

Basic Materials — 6.5%

Chemicals — 3.5%

Ashland, Inc.

144A,3.375%, 9/1/31 (a)	1,234,000	1,136,819

6.875%, 5/15/43	378,000	398,289

Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	1,082,000	1,137,475

Axalta Coating Systems LLC,144A,3.375%, 2/15/29	1,260,000	1,215,356

Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,144A,4.75%, 6/15/27 (a)	932,000	931,523

Celanese US Holdings LLC

7.165%, 7/15/27 (a)	1,020,000	1,055,924

6.85%, 11/15/28	1,451,000	1,527,064

7.33%, 7/15/29	1,067,000	1,127,936

6.50%, 4/15/30 (a)	1,200,000	1,229,717

7.05%, 11/15/30	1,843,000	1,964,996

7.00%, 2/15/31	1,060,000	1,091,790

7.379%, 7/15/32	1,643,000	1,732,079

6.75%, 4/15/33 (a)	2,407,000	2,467,656

7.20%, 11/15/33	1,633,000	1,754,407

7.375%, 2/15/34 (a)	1,424,000	1,462,897

Cerdia Finanz GMBH,144A,9.375%, 10/3/31	1,659,000	1,692,180

Chemours Co.

5.375%, 5/15/27 (a)	859,000	868,045

144A,5.75%, 11/15/28 (a)	1,401,000	1,409,145

144A,4.625%, 11/15/29 (a)	1,103,000	1,044,773

Chemours (The) Co.,144A,8.00%, 1/15/33 (a)	1,065,000	1,083,154

Consolidated Energy Finance SA,144A,5.625%, 10/15/28 (a)	980,000	823,200

CVR Partners LP / CVR Nitrogen Finance Corp.,144A,6.125%, 6/15/28	1,229,000	1,225,729

Element Solutions, Inc.,144A,3.875%, 9/1/28	1,424,000	1,399,783

FMC Corp.

3.45%, 10/1/29 (a)	852,000	752,177

5.65%, 5/18/33 (a)	822,000	721,493

4.50%, 10/1/49 (a)	1,042,000	639,642

6.375%, 5/18/53 (a)	752,000	562,937

8.45%, 11/1/55	1,427,000	938,645

HB Fuller Co.,4.25%, 10/15/28	733,000	720,595

Herens Holdco SARL,144A,4.75%, 5/15/28	580,000	510,250

Huntsman International LLC

4.50%, 5/1/29	1,097,000	1,050,883

2.95%, 6/15/31 (a)	837,000	722,336

	Principal Amount $	Value $

5.70%, 10/15/34	695,000	664,821

INEOS Finance PLC

144A,6.75%, 5/15/28 (a)	721,000	667,672

144A,7.50%, 4/15/29 (a)	1,280,000	1,142,847

Ingevity Corp.,144A,3.875%, 11/1/28 (a)	1,079,000	1,052,091

Methanex Corp.

5.125%, 10/15/27	1,490,000	1,495,848

5.25%, 12/15/29 (a)	1,250,000	1,260,473

5.65%, 12/1/44	613,000	557,990

Methanex US Operations, Inc.,144A,6.25%, 3/15/32 (a)	806,000	834,212

Minerals Technologies, Inc.,144A,5.00%, 7/1/28	557,000	554,911

NOVA Chemicals Corp.

144A,5.25%, 6/1/27	1,480,000	1,487,875

144A,8.50%, 11/15/28	587,000	614,519

144A,4.25%, 5/15/29 (a)	1,352,000	1,326,640

144A,9.00%, 2/15/30	1,463,000	1,554,228

144A,7.00%, 12/1/31	537,000	572,755

Nufarm Australia Ltd. / Nufarm Americas, Inc.,144A,5.00%, 1/27/30	590,000	541,026

Olin Corp.

5.625%, 8/1/29	1,199,000	1,198,097

5.00%, 2/1/30 (a)	932,000	906,342

144A,6.625%, 4/1/33	1,066,000	1,040,919

Olympus Water US Holding Corp.

144A,4.25%, 10/1/28	1,355,000	1,317,453

144A,7.25%, 6/15/31	1,674,000	1,712,745

144A,6.75%, 8/1/32	1,983,000	1,952,086

144A,7.25%, 2/15/33	2,662,000	2,649,935

Perimeter Holdings LLC,144A,6.25%, 1/15/34	990,000	994,514

Rain Carbon, Inc.,144A,12.25%, 9/1/29 (a)	704,000	749,680

SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	1,887,000	1,879,776

SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	1,007,000	990,959

SNF Group SACA

144A,3.125%, 3/15/27	470,000	462,464

144A,3.375%, 3/15/30	820,000	774,867

Solstice Advanced Materials, Inc.,144A,5.625%, 9/30/33	1,770,000	1,789,153

Tronox, Inc.,144A,9.125%, 9/30/30 (a)	757,000	743,304

WR Grace Holdings LLC

144A,7.375%, 3/1/31	266,000	273,069

144A,6.625%, 8/15/32	1,211,000	1,225,080

144A,7.00%, 8/1/33	900,000	916,335

(Cost $71,841,868)		72,303,581

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Forest Products & Paper — 0.2%

Ahlstrom Holding 3 Oy,144A,4.875%, 2/4/28	610,000	606,554

Glatfelter Corp.,144A,4.75%, 11/15/29 (a)	896,000	832,549

Magnera Corp.,144A,7.25%, 11/15/31 (a)	1,424,000	1,393,778

(Cost $2,797,368)		2,832,881

Iron/Steel — 1.3%

Algoma Steel, Inc.,144A,9.125%, 4/15/29	630,000	577,528

Big River Steel LLC / BRS Finance Corp.,144A,6.625%, 1/31/29	759,000	763,066

Carpenter Technology Corp.,144A,5.625%, 3/1/34	1,300,000	1,325,583

Champion Iron Canada, Inc.,144A,7.875%, 7/15/32	832,000	884,903

Cleveland-Cliffs, Inc.

144A,4.625%, 3/1/29	705,000	689,979

144A,6.875%, 11/1/29	1,429,000	1,471,891

144A,6.75%, 4/15/30 (a)	1,465,000	1,486,733

144A,4.875%, 3/1/31	747,000	708,708

144A,7.50%, 9/15/31 (a)	1,522,000	1,588,583

144A,7.00%, 3/15/32	2,484,000	2,522,815

144A,7.375%, 5/1/33 (a)	1,599,000	1,640,945

144A,7.625%, 1/15/34	1,851,000	1,899,628

Commercial Metals Co.

4.125%, 1/15/30	663,000	648,076

3.875%, 2/15/31	483,000	459,261

4.375%, 3/15/32	553,000	529,720

144A,5.75%, 11/15/33	1,693,000	1,727,342

144A,6.00%, 12/15/35	1,693,000	1,734,052

Mineral Resources Ltd.

144A,8.00%, 11/1/27	1,325,000	1,354,104

144A,9.25%, 10/1/28	1,348,000	1,411,831

144A,8.50%, 5/1/30 (a)	1,178,000	1,217,989

144A,7.00%, 4/1/31 (a)	1,345,000	1,414,596

United States Steel Corp.

6.875%, 3/1/29	728,000	726,715

6.65%, 6/1/37	538,000	565,841

(Cost $27,112,976)		27,349,889

Mining — 1.5%

Alcoa Nederland Holding BV

144A,4.125%, 3/31/29 (a)	802,000	788,693

144A,7.125%, 3/15/31	1,297,000	1,371,223

Alumina Pty Ltd.

144A,6.125%, 3/15/30	922,000	955,647

144A,6.375%, 9/15/32	902,000	936,492

Arsenal AIC Parent LLC

144A,8.00%, 10/1/30	1,280,000	1,352,039

144A,11.50%, 10/1/31	822,000	906,523

	Principal Amount $	Value $

Century Aluminum Co.,144A,6.875%, 8/1/32	687,000	710,604

Coeur Mining, Inc.,144A,5.125%, 2/15/29	734,000	731,700

Compass Minerals International, Inc.,144A,8.00%, 7/1/30	1,293,000	1,364,180

Constellium SE

144A,5.625%, 6/15/28	560,000	558,936

144A,3.75%, 4/15/29	822,000	796,480

144A,6.375%, 8/15/32	520,000	541,286

Eldorado Gold Corp.,144A,6.25%, 9/1/29	1,252,000	1,256,044

Fortescue Treasury Pty Ltd.

144A,4.50%, 9/15/27	1,026,000	1,025,143

144A,5.875%, 4/15/30	894,000	920,737

144A,4.375%, 4/1/31	1,933,000	1,873,646

144A,6.125%, 4/15/32 (a)	1,273,000	1,333,096

Hecla Mining Co.,7.25%, 2/15/28	499,000	499,492

Hudbay Minerals, Inc.,144A,6.125%, 4/1/29 (a)	998,000	1,005,899

IAMGOLD Corp.,144A,5.75%, 10/15/28	1,114,000	1,116,635

Jw Aluminum Continuous Cast Co.,144A,10.25%, 4/1/30	580,000	599,865

Kaiser Aluminum Corp.

144A,4.50%, 6/1/31 (a)	939,000	907,474

144A,5.875%, 3/1/34	891,000	900,924

New Gold, Inc.,144A,6.875%, 4/1/32	737,000	783,233

Novelis Corp.

144A,4.75%, 1/30/30	2,799,000	2,712,524

144A,6.875%, 1/30/30	1,517,000	1,565,966

144A,3.875%, 8/15/31	1,257,000	1,148,771

144A,6.375%, 8/15/33	1,307,000	1,321,225

Perenti Finance Pty Ltd.,144A,7.50%, 4/26/29	670,000	695,852

Taseko Mines Ltd.,144A,8.25%, 5/1/30	1,052,000	1,113,683

(Cost $31,309,048)		31,794,012

Communications — 15.3%

Advertising — 1.2%

Clear Channel Outdoor Holdings, Inc.

144A,7.875%, 4/1/30	1,312,000	1,382,591

144A,7.125%, 2/15/31	1,963,000	2,074,913

144A,7.50%, 3/15/33	1,739,000	1,877,287

Dotdash Meredith,

Inc.,144A,7.625%, 6/15/32	708,000	654,964

Lamar Media Corp.

3.75%, 2/15/28	1,059,000	1,041,332

4.875%, 1/15/29	627,000	626,503

4.00%, 2/15/30 (a)	889,000	861,027

3.625%, 1/15/31	1,123,000	1,060,868

144A,5.375%, 11/1/33	687,000	688,794

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Neptune Bidco US, Inc.

144A,9.29%, 4/15/29	4,665,000	4,674,143

144A,10.375%, 5/15/31	2,162,000	2,182,115

144A,9.50%, 2/15/33	2,630,000	2,574,220

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A,5.00%, 8/15/27	1,215,000	1,215,382

144A,4.25%, 1/15/29	982,000	963,529

144A,4.625%, 3/15/30 (a)	760,000	745,597

144A,7.375%, 2/15/31	1,054,000	1,108,062

Stagwell Global LLC,144A,5.625%, 8/15/29	1,970,000	1,815,829

(Cost $25,334,777)		25,547,156

Internet — 1.9%

ANGI Group LLC,144A,3.875%, 8/15/28 (a)	832,000	746,728

Arches Buyer, Inc.,144A,4.25%, 6/1/28	1,698,000	1,644,557

Cablevision Lightpath LLC,144A,3.875%, 9/15/27	1,004,000	1,003,208

Cars.com, Inc.,144A,6.375%, 11/1/28 (a)	877,000	858,629

Cogent Communications Group LLC / Cogent Finance, Inc.

144A,7.00%, 6/15/27 (a)	684,000	671,440

144A,7.00%, 6/15/27	683,000	671,305

144A,6.50%, 7/1/32 (a)	1,072,000	949,706

Gen Digital, Inc.

144A,6.75%, 9/30/27	1,459,000	1,470,104

144A,7.125%, 9/30/30	1,206,000	1,224,843

144A,6.25%, 4/1/33	1,696,000	1,687,845

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A,5.25%, 12/1/27	861,000	856,456

144A,3.50%, 3/1/29	1,654,000	1,547,358

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A,4.625%, 5/1/28	645,000	596,907

144A,5.00%, 5/1/28	666,000	616,925

144A,5.75%, 5/15/28	864,000	809,532

144A,8.75%, 5/1/29	1,279,000	1,185,470

144A,9.50%, 5/30/29	1,378,000	1,294,398

144A,9.00%, 8/1/29	851,000	790,683

Match Group Holdings II LLC

144A,5.00%, 12/15/27 (a)	924,000	923,804

144A,4.625%, 6/1/28	712,000	703,371

144A,5.625%, 2/15/29	780,000	778,663

144A,4.125%, 8/1/30	952,000	904,705

144A,3.625%, 10/1/31	812,000	736,802

144A,6.125%, 9/15/33	1,270,000	1,266,522

Rakuten Group, Inc.

144A,6.25%, Perpetual (a)	1,773,000	1,694,910

144A,9.75%, 4/15/29	3,590,000	3,981,890

	Principal Amount $	Value $

144A,8.125%,

Perpetual6/15/74	969,000	1,002,869

Snap, Inc.

144A,6.875%, 3/1/33	2,680,000	2,669,333

144A,6.875%, 3/15/34	983,000	980,000

Wayfair LLC

144A,7.25%, 10/31/29	1,434,000	1,481,956

144A,7.75%, 9/15/30	1,210,000	1,272,448

144A,6.75%, 11/15/32	1,214,000	1,237,303

Ziff Davis, Inc.,144A,4.625%, 10/15/30	821,000	737,874

(Cost $39,128,227)		38,998,544

Media — 6.1%

AMC Networks, Inc.

144A,10.25%, 1/15/29	1,565,000	1,678,467

144A,10.50%, 7/15/32	727,000	744,731

Block Communications, Inc.,144A,10.25%, 3/1/31	800,000	735,605

Cable One, Inc.,144A,4.00%, 11/15/30 (a)	1,036,000	717,200

CCO Holdings LLC / CCO Holdings Capital Corp.

144A,5.125%, 5/1/27	994,000	993,778

144A,5.00%, 2/1/28	3,934,000	3,925,518

144A,5.375%, 6/1/29 (a)	2,367,000	2,361,369

144A,6.375%, 9/1/29	2,355,000	2,386,364

144A,4.75%, 3/1/30	4,794,000	4,634,663

144A,4.50%, 8/15/30	4,375,000	4,172,995

144A,4.25%, 2/1/31	4,700,000	4,380,871

144A,7.375%, 3/1/31 (a)	1,875,000	1,934,574

144A,4.75%, 2/1/32 (a)	1,908,000	1,774,299

4.50%, 5/1/32	4,550,000	4,163,953

144A,7.00%, 2/1/33 (a)	2,750,000	2,811,726

144A,4.50%, 6/1/33 (a)	2,750,000	2,456,073

144A,4.25%, 1/15/34 (a)	3,183,000	2,772,714

144A,7.375%, 2/1/36 (a)	1,900,000	1,928,578

Directv Financing LLC

144A,8.875%, 2/1/30	2,859,000	2,859,981

144A,8.875%, 2/1/30	1,337,000	1,338,542

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A,5.875%, 8/15/27	2,965,000	2,968,445

144A,10.00%, 2/15/31	3,694,000	3,778,121

Discovery Communications LLC

3.95%, 3/20/28	2,293,000	2,278,898

4.125%, 5/15/29	1,179,000	1,162,671

3.625%, 5/15/30	1,640,000	1,590,800

5.00%, 9/20/37	801,000	636,579

6.35%, 6/1/40	784,000	638,254

DISH Network Corp.,144A,11.75%, 11/15/27	3,445,000	3,566,526

Gray Media, Inc. 144A,10.50%, 7/15/29 (a)	1,780,000	1,908,286

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.25%, 8/15/33	1,385,000	1,430,154

McGraw-Hill Education, Inc.

144A,5.75%, 8/1/28	1,463,000	1,460,695

144A,7.375%, 9/1/31 (a)	1,175,000	1,200,665

Midcontinent Communications,144A,8.00%, 8/15/32 (a)	1,160,000	1,092,654

Nexstar Media, Inc.

144A,5.625%, 7/15/27	3,032,000	3,032,285

144A,4.75%, 11/1/28 (a)	1,770,000	1,761,329

Paramount Global

6.25%, 2/28/57	1,160,000	899,348

6.375%, 3/30/62	1,793,000	1,407,505

Scripps Escrow II, Inc.,144A,3.875%, 1/15/29 (a)	914,000	862,165

Sinclair Television Group, Inc.,144A,8.125%, 2/15/33	2,556,000	2,661,435

Sirius XM Radio, Inc.

144A,5.00%, 8/1/27	2,671,000	2,669,425

144A,4.00%, 7/15/28	3,390,000	3,309,466

144A,5.50%, 7/1/29 (a)	2,466,000	2,468,491

144A,4.125%, 7/1/30 (a)	2,578,000	2,429,972

144A,3.875%, 9/1/31 (a)	2,772,000	2,542,424

Sunrise FinCo I BV,144A,4.875%, 7/15/31 (a)	2,091,000	1,993,358

TEGNA, Inc.

4.625%, 3/15/28	1,523,000	1,518,687

5.00%, 9/15/29	2,012,000	2,010,095

Univision Communications, Inc.

144A,8.00%, 8/15/28	2,693,000	2,766,258

144A,4.50%, 5/1/29 (a)	1,720,000	1,631,677

144A,7.375%, 6/30/30	1,634,000	1,634,031

144A,8.50%, 7/31/31	2,087,000	2,135,848

144A,9.375%, 8/1/32	2,839,000	3,004,134

Versant Media Group, Inc.,144A,7.25%, 1/30/31	1,690,000	1,729,519

Virgin Media Finance PLC,144A,5.00%, 7/15/30	1,656,000	1,387,459

Virgin Media O2 Vendor Financing Notes VI DAC,144A,8.50%, 3/15/33	892,000	818,705

Virgin Media Secured Finance PLC

144A,5.50%, 5/15/29	2,320,000	2,252,325

144A,4.50%, 8/15/30	1,752,000	1,597,049

VZ Secured Financing BV

144A,5.00%, 1/15/32	2,699,000	2,398,560

144A,7.50%, 1/15/33	2,006,000	1,970,951

Ziggo Bond Co. BV,144A,5.125%, 2/28/30	944,000	819,086

Ziggo BV,144A,4.875%, 1/15/30	1,757,000	1,655,574

(Cost $126,637,909)		127,851,910

	Principal Amount $	Value $

Telecommunications — 6.1%

Africell Holding Ltd.,144A,10.50%, 10/23/29	609,000	613,267

APLD ComputeCo. LLC,144A,9.25%, 12/15/30	4,119,000	4,323,269

Bell Telephone Co. of Canada Or Bell Canada

6.875%, 9/15/55	1,703,000	1,778,048

7.00%, 9/15/55	2,291,000	2,424,895

Black Pearl Compute LLC,144A,6.125%, 2/15/31	3,550,000	3,633,254

British Telecommunications PLC,144A,4.875%, 11/23/81	860,000	844,626

Ciena Corp.,144A,4.00%, 1/31/30 (a)	637,000	615,267

Cipher Compute LLC,144A,7.125%, 11/15/30 (a)	3,059,000	3,188,530

Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	3,002,000	3,185,641

Connect Holding II LLC,144A,10.50%, 4/3/31 (a)	3,971,000	3,840,104

EchoStar Corp.

10.75%, 11/30/29	9,889,000	10,798,234

6.75% Cash or PIK, 11/30/30	4,244,968	4,299,108

Fibercop SpA

144A,6.375%, 11/15/33	760,000	771,142

144A,6.00%, 9/30/34	877,000	859,674

144A,7.20%, 7/18/36	892,000	904,375

144A,7.721%, 6/4/38	952,000	982,471

Flash Compute LLC,144A,7.25%, 12/31/30	2,250,000	2,303,142

GCI LLC,144A,4.75%, 10/15/28	1,156,000	1,135,845

Iliad Holding SAS

144A,7.00%, 10/15/28	1,368,000	1,385,240

144A,8.50%, 4/15/31	1,696,000	1,817,118

144A,7.00%, 4/15/32	1,522,000	1,562,427

Level 3 Financing, Inc.

144A,3.625%, 1/15/29	540,000	507,600

144A,3.75%, 7/15/29	650,000	602,511

144A,6.875%, 6/30/33	3,578,000	3,705,645

144A,7.00%, 3/31/34	4,305,000	4,475,239

144A,8.50%, 1/15/36	3,350,000	3,488,018

Lumen Technologies, Inc.

144A,4.50%, 1/15/29	540,000	514,034

Series P, 7.60%, 9/15/39	620,000	591,334

Series U, 7.65%, 3/15/42	500,000	466,615

Millicom International Cellular SA

144A,5.125%, 1/15/28	637,200	635,635

144A,6.25%, 3/25/29	1,215,000	1,222,380

144A,4.50%, 4/27/31 (a)	1,552,000	1,449,013

144A,7.375%, 4/2/32	714,000	738,667

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Rogers Communications, Inc.

7.00%, 4/15/55	1,972,000	2,062,473

7.125%, 4/15/55	1,765,000	1,869,260

144A,5.25%, 3/15/82	1,477,000	1,478,892

SES Americom, Inc.,144A,5.30%, 3/25/44	930,000	760,489

SES SA,144A,5.30%, 4/4/43	420,000	339,121

SV RNO Property Owner 1 LLC,144A,5.875%, 3/1/31	6,750,000	6,780,238

Telecom Italia Capital SA

6.375%, 11/15/33	870,000	923,892

6.00%, 9/30/34 (a)	802,000	834,868

7.20%, 7/18/36	1,029,000	1,140,102

7.721%, 6/4/38	841,000	961,003

TELUS Corp.

6.625%, 10/15/55	1,064,000	1,098,706

7.00%, 10/15/55	1,516,000	1,599,767

6.375%, 6/9/56	1,482,000	1,503,883

6.625%, 6/9/56	1,230,000	1,239,944

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,144A,4.75%, 4/15/28	1,016,000	1,013,544

Uniti Services LLC,144A,7.50%, 10/15/33	2,453,000	2,552,180

Viasat, Inc.,144A,5.625%, 4/15/27	1,557,000	1,554,129

Viavi Solutions, Inc.,144A,3.75%, 10/1/29	797,000	757,208

Vmed O2 UK Financing I PLC

144A,4.25%, 1/31/31	2,331,000	2,055,174

144A,4.75%, 7/15/31 (a)	2,359,000	2,100,149

144A,7.75%, 4/15/32	1,784,000	1,783,953

144A,6.75%, 1/15/33	1,595,000	1,511,844

Vodafone Group PLC

7.00%, 4/4/79	2,966,000	3,140,341

4.125%, 6/4/81	2,393,000	2,261,889

5.125%, 6/4/81	1,560,000	1,261,289

Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	3,837,000	4,039,728

WULF Compute LLC,144A,7.75%, 10/15/30 (a)	5,731,000	6,069,209

Zayo Group Holdings, Inc.,144A,5.75% - 9.25% Cash and 0.50% - 1.0% PIK, 3/9/30 (a)(b)	2,036,000	1,985,064

Zegona Finance PLC,144A,8.625%, 7/15/29	1,438,000	1,518,463

(Cost $123,573,472)		125,859,170

Consumer, Cyclical — 21.9%

Airlines — 0.9%

Allegiant Travel Co.,144A,7.25%, 8/15/27	784,000	791,274

American Airlines, Inc.,144A,7.25%, 2/15/28 (a)	1,338,000	1,363,649

	Principal Amount $	Value $

American Airlines, Inc. / AAdvantage Loyalty IP

Ltd.,144A,5.75%, 4/20/29	5,494,000	5,556,119

JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31 (a)	3,509,000	3,566,006

OneSky Flight LLC,144A,8.875%, 12/15/29	979,000	1,041,924

United Airlines Holdings, Inc.

4.875%, 3/1/29	1,800,000	1,812,984

5.375%, 3/1/31	1,780,000	1,814,816

VistaJet Malta Finance PLC / Vista Management Holding, Inc.

144A,7.875%, 5/1/27 (a)	1,002,000	1,004,460

144A,9.50%, 6/1/28	912,000	940,644

144A,6.375%, 2/1/30 (a)	1,773,000	1,649,397

(Cost $19,257,879)		19,541,273

Apparel — 0.7%

Beach Acquisition Bidco LLC,144A,10.00% Cash or 10.75% PIK, 7/15/33	4,143,738	4,578,842

Champ Acquisition Corp.,144A,8.375%, 12/1/31	872,000	927,307

Crocs, Inc.

144A,4.25%, 3/15/29	620,000	604,095

144A,4.125%, 8/15/31	620,000	578,149

Kontoor Brands, Inc.,144A,4.125%, 11/15/29	757,000	721,313

Levi Strauss & Co.,144A,3.50%, 3/1/31	812,000	761,929

Under Armour, Inc.,144A,7.25%, 7/15/30 (a)	707,000	730,219

VF Corp.

2.80%, 4/23/27	1,005,000	979,967

2.95%, 4/23/30	1,340,000	1,229,896

6.00%, 10/15/33	502,000	513,033

6.45%, 11/1/37	513,000	506,253

William Carter (The) Co.,144A,7.375%, 2/15/31	1,022,000	1,052,591

Wolverine World Wide, Inc.,144A,4.00%, 8/15/29 (a)	889,000	840,056

(Cost $13,700,805)		14,023,650

Auto Manufacturers — 1.5%

Allison Transmission, Inc.

144A,4.75%, 10/1/27	757,000	756,121

144A,5.875%, 6/1/29	820,000	828,530

144A,3.75%, 1/30/31 (a)	1,721,000	1,637,113

144A,5.875%, 12/1/33	927,000	946,670

Jaguar Land Rover Automotive PLC

144A,4.50%, 10/1/27 (a)	1,002,000	995,425

144A,5.875%, 1/15/28	993,000	993,500

144A,5.50%, 7/15/29 (a)	649,000	649,367

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

JB Poindexter & Co., Inc.,144A,8.75%, 12/15/31	1,519,000	1,572,712

New Flyer Holdings, Inc.,144A,9.25%, 7/1/30	980,000	1,057,833

Nissan Motor Acceptance Co. LLC

144A,5.30%, 9/13/27	707,000	711,850

144A,2.75%, 3/9/28 (a)	1,189,000	1,133,711

144A,2.45%, 9/15/28	620,000	580,053

144A,7.05%, 9/15/28	1,210,000	1,257,324

144A,5.625%, 9/29/28	1,327,000	1,335,548

144A,5.55%, 9/13/29	613,000	611,659

144A,6.125%, 9/30/30	2,199,000	2,204,091

Nissan Motor Co. Ltd.

144A,4.345%, 9/17/27	4,478,000	4,444,716

144A,7.50%, 7/17/30	1,773,000	1,870,114

144A,4.81%, 9/17/30 (a)	4,437,000	4,216,558

144A,7.75%, 7/17/32	1,348,000	1,441,503

144A,8.125%, 7/17/35 (a)	2,204,000	2,406,760

Wabash National Corp.,144A,4.50%, 10/15/28 (a)	687,000	632,843

(Cost $31,985,197)		32,284,001

Auto Parts & Equipment — 2.2%

Adient Global Holdings Ltd.

144A,7.00%, 4/15/28	976,000	995,172

144A,8.25%, 4/15/31	852,000	891,315

144A,7.50%, 2/15/33 (a)	1,408,000	1,477,713

American Axle & Manufacturing, Inc.

6.875%, 7/1/28 (a)	385,000	385,352

5.00%, 10/1/29 (a)	1,006,000	982,814

144A,6.375%, 10/15/32	1,437,000	1,462,473

144A,7.75%, 10/15/33	2,309,000	2,346,731

Aptiv Swiss Holdings Ltd.,6.875%, 12/15/54	920,000	959,161

Clarios Global LP / Clarios US Finance Co.

144A,6.75%, 5/15/28	1,488,000	1,522,013

144A,6.75%, 2/15/30	1,503,000	1,574,332

144A,6.75%, 9/15/32	2,155,000	2,236,944

Cooper-Standard Automotive, Inc.,144A,13.50%, 3/31/27	850,000	868,952

Forvia SE

144A,8.00%, 6/15/30 (a)	952,000	1,014,524

144A,6.75%, 9/15/33 (a)	950,000	978,444

Garrett Motion Holdings, Inc. / Garrett LX I SARL,144A,7.75%, 5/31/32	1,430,000	1,511,253

Goodyear Tire & Rubber Co.

4.875%, 3/15/27	1,424,000	1,420,153

5.00%, 7/15/29 (a)	1,244,000	1,219,413

6.625%, 7/15/30 (a)	932,000	952,252

	Principal Amount $	Value $

5.25%, 4/30/31 (a)	919,000	881,207

5.25%, 7/15/31	1,071,000	1,021,845

5.625%, 4/30/33 (a)	864,000	822,353

IHO Verwaltungs GmbH

144A,6.3750% Cash or 7.125% PIK, 5/15/29	543,000	549,983

144A,7.750% Cash or 8.5% PIK, 11/15/30	752,000	790,370

144A,8.000% Cash or 8.750% PIK, 11/15/32	1,027,000	1,095,518

Phinia, Inc.

144A,6.75%, 4/15/29	1,160,000	1,198,905

144A,6.625%, 10/15/32	804,000	834,685

Qnity Electronics, Inc.

144A,5.75%, 8/15/32	1,653,000	1,691,294

144A,6.25%, 8/15/33	1,307,000	1,357,057

Tenneco, Inc.,144A,8.00%, 11/17/28	3,393,000	3,393,017

Titan International, Inc.,7.00%, 4/30/28	1,276,000	1,280,047

ZF North America Capital, Inc.

144A,6.875%, 4/14/28	967,000	999,500

144A,7.125%, 4/14/30	1,179,000	1,206,435

144A,6.75%, 4/23/30	1,294,000	1,307,058

144A,7.50%, 3/24/31	2,815,000	2,901,178

144A,6.875%, 4/23/32	1,160,000	1,163,685

(Cost $44,523,295)		45,293,148

Distribution/Wholesale — 0.5%

American Builders & Contractors Supply Co., Inc.

144A,4.00%, 1/15/28	1,440,000	1,419,024

144A,3.875%, 11/15/29 (a)	717,000	692,133

Gates Corp.,144A,6.875%, 7/1/29	1,199,000	1,244,007

RB Global Holdings, Inc.

144A,6.75%, 3/15/28	814,000	827,140

144A,7.75%, 3/15/31	1,454,000	1,511,673

Resideo Funding, Inc.

144A,4.00%, 9/1/29	403,000	392,865

144A,6.50%, 7/15/32	1,226,000	1,251,649

S&s Holdings LLC,144A,8.375%, 10/1/31	1,072,000	1,004,694

Windsor Holdings III LLC,144A,8.50%, 6/15/30 (a)	1,187,000	1,244,738

(Cost $9,570,531)		9,587,923

Entertainment — 3.9%

Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29 (a)	1,000,000	1,038,755

Banijay Entertainment SAS,144A,8.125%, 5/1/29 (a)	1,067,000	1,104,521

Boyne USA, Inc.,144A,4.75%, 5/15/29	1,277,000	1,267,901

Brightstar Lottery PLC,144A,5.25%, 1/15/29 (a)	1,277,000	1,271,637

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Brightstar Lottery PLC/ Brightstar Global Solutions Corp.,144A,5.75%, 1/15/33	1,393,000	1,384,132

Caesars Entertainment, Inc.

144A,4.625%, 10/15/29 (a)	2,214,000	2,165,972

144A,7.00%, 2/15/30	3,436,000	3,522,721

144A,6.50%, 2/15/32 (a)	2,845,000	2,891,081

144A,6.00%, 10/15/32 (a)	1,812,000	1,771,260

Churchill Downs, Inc.

144A,5.50%, 4/1/27	1,479,000	1,479,728

144A,4.75%, 1/15/28 (a)	1,060,000	1,056,560

144A,5.75%, 4/1/30	2,142,000	2,159,142

144A,6.75%, 5/1/31	1,076,000	1,108,394

Cinemark USA, Inc.

144A,5.25%, 7/15/28	1,567,000	1,567,282

144A,7.00%, 8/1/32 (a)	946,000	985,281

Discovery Global Holdings, Inc.

3.755%, 3/15/27	2,105,000	2,098,453

4.054%, 3/15/29	2,430,000	2,404,169

4.279%, 3/15/32	4,716,000	4,332,825

4.279%, 3/15/32	493,000	408,717

5.05%, 3/15/42	7,332,000	5,150,730

5.141%, 3/15/52	1,700,000	1,113,500

Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	945,000	960,492

Jacobs Entertainment, Inc.,144A,6.75%, 2/15/29	920,000	904,378

Light & Wonder International, Inc.

144A,7.25%, 11/15/29	712,000	729,810

144A,7.50%, 9/1/31	1,399,000	1,458,458

144A,6.25%, 10/1/33	1,593,000	1,599,882

Live Nation Entertainment, Inc.

144A,6.50%, 5/15/27	2,062,000	2,071,774

144A,4.75%, 10/15/27 (a)	1,726,000	1,724,895

144A,3.75%, 1/15/28	762,000	749,959

Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	908,000	749,143

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,144A,4.875%, 5/1/29	1,157,000	1,136,715

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A,8.25%, 4/15/30	1,407,000	1,466,176

144A,11.875%, 4/15/31	1,212,000	1,284,856

Motion Finco Sarl,144A,8.375%, 2/15/32 (a)	721,000	574,899

Odeon Finco PLC,144A,12.75%, 11/1/27 (a)	638,000	646,299

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	767,000	741,387

	Principal Amount $	Value $

Penn Entertainment, Inc.,144A,4.125%, 7/1/29 (a)	788,000	743,692

Resorts World Las Vegas LLC / RWLV Capital, Inc.

144A,4.625%, 4/16/29 (a)	1,960,000	1,786,491

144A,8.45%, 7/27/30	690,000	703,249

144A,4.625%, 4/6/31	590,000	509,727

Rivers Enterprise Borrower LLC,144A,6.25%, 10/15/30	1,082,000	1,105,561

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.,144A,6.625%, 2/1/33	1,092,000	1,120,674

SeaWorld Parks & Entertainment, Inc.,144A,5.25%, 8/15/29 (a)	1,299,000	1,260,043

Six Flags Entertainment Corp.,144A,7.25%, 5/15/31	1,428,000	1,401,561

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.

6.50%, 10/1/28	463,000	463,386

5.25%, 7/15/29	870,000	836,789

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	1,520,000	1,545,367

Six Flags Entertainment Corp./ Canada’s Wonderland Co/ Millennium Operations LLC,144A,8.625%, 1/15/32	1,800,000	1,822,489

Speedway Motorsports LLC / Speedway Funding II, Inc.,144A,4.875%, 11/1/27	450,000	448,232

Universal Entertainment Corp.,144A,9.875%, 8/1/29 (a)	509,000	499,443

Vail Resorts, Inc.

144A,5.625%, 7/15/30	1,002,000	1,019,685

144A,6.50%, 5/15/32	1,076,000	1,114,402

Voyager Parent LLC,144A,9.25%, 7/1/32	3,306,000	3,530,216

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A,5.125%, 10/1/29	1,357,000	1,364,743

144A,7.125%, 2/15/31 (a)	1,807,000	1,951,452

144A,6.25%, 3/15/33 (a)	1,374,000	1,403,181

(Cost $80,988,685)		81,712,267

Food Service — 0.2%

Aramark Services, Inc.,144A,5.00%, 2/1/28	1,982,000	1,982,533

TKC Holdings, Inc.,144A,8.50%, 8/15/30	1,900,000	1,944,251

(Cost $3,908,161)		3,926,784

Home Builders — 1.4%

Adams Homes, Inc.,144A,9.25%, 10/15/28	922,000	956,532

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Ashton Woods USA LLC / Ashton Woods Finance Co.

144A,4.625%, 8/1/29	610,000	594,370

144A,4.625%, 4/1/30	707,000	675,333

144A,6.875%, 8/1/33	816,000	823,629

Beazer Homes USA, Inc.

5.875%, 10/15/27	480,000	479,237

7.25%, 10/15/29	600,000	612,152

144A,7.50%, 3/15/31	500,000	514,437

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC

144A,6.25%, 9/15/27	1,106,000	1,104,779

144A,5.00%, 6/15/29	660,000	639,347

144A,4.875%, 2/15/30	879,000	826,182

Century Communities, Inc.

144A,3.875%, 8/15/29	890,000	848,497

144A,6.625%, 9/15/33	832,000	845,408

Dream Finders Homes, Inc.

144A,8.25%, 8/15/28	590,000	609,458

144A,6.875%, 9/15/30	556,000	568,501

Empire Communities Corp.,144A,9.75%, 5/1/29	822,000	848,895

Forestar Group, Inc.

144A,5.00%, 3/1/28	551,000	551,520

144A,6.50%, 3/15/33	922,000	943,944

Installed Building Products, Inc.,144A,5.625%, 2/1/34	850,000	861,280

K Hovnanian Enterprises, Inc.

144A,8.00%, 4/1/31	824,000	847,469

144A,8.375%, 10/1/33 (a)	803,000	823,456

KB Home

6.875%, 6/15/27	503,000	511,898

4.80%, 11/15/29	527,000	526,238

7.25%, 7/15/30	570,000	583,329

4.00%, 6/15/31	744,000	710,749

LGI Homes, Inc.

144A,8.75%, 12/15/28	714,000	744,960

144A,4.00%, 7/15/29	493,000	458,013

144A,7.00%, 11/15/32 (a)	711,000	697,022

M/I Homes, Inc.

4.95%, 2/1/28	626,000	623,852

3.95%, 2/15/30	593,000	571,133

Mattamy Group Corp.

144A,4.625%, 3/1/30 (a)	1,005,000	981,154

144A,6.00%, 12/15/33	856,000	842,550

New Home Co., Inc.,144A,9.25%,

10/1/29	515,000	542,379

New Home Co., (The), Inc.,144A,8.50%, 11/1/30	778,000	810,145

Shea Homes LP / Shea Homes Funding Corp.

4.75%, 2/15/28	693,000	689,426

	Principal Amount $	Value $

4.75%, 4/1/29	602,000	594,407

STL Holding Co. LLC,144A,8.75%, 2/15/29	281,000	294,602

Taylor Morrison Communities, Inc.

144A,5.75%, 1/15/28	808,000	824,153

144A,5.125%, 8/1/30	894,000	901,791

144A,5.75%, 11/15/32	935,000	966,128

Thor Industries, Inc.,144A,4.00%, 10/15/29	872,000	837,033

Tri Pointe Homes, Inc.

5.25%, 6/1/27	475,000	477,742

5.70%, 6/15/28	750,000	761,579

(Cost $29,561,952)		29,924,709

Home Furnishings — 0.5%

Somnigroup International, Inc.

144A,4.00%, 4/15/29 (a)	1,565,000	1,520,919

144A,3.875%, 10/15/31	1,374,000	1,289,776

Whirlpool Corp.

4.75%, 2/26/29	1,100,000	1,084,056

6.125%, 6/15/30 (a)	1,076,000	1,080,829

2.40%, 5/15/31	603,000	504,119

4.70%, 5/14/32	603,000	548,885

5.50%, 3/1/33	573,000	547,311

6.50%, 6/15/33 (a)	1,076,000	1,073,789

5.75%, 3/1/34	493,000	468,428

5.15%, 3/1/43	386,000	314,166

4.50%, 6/1/46	912,000	669,245

4.60%, 5/15/50 (a)	912,000	667,837

(Cost $9,747,598)		9,769,360

Housewares — 0.6%

Central Garden & Pet Co.

5.125%, 2/1/28	795,000	794,181

4.125%, 10/15/30 (a)	872,000	841,503

144A,4.125%, 4/30/31	637,000	608,051

Newell Brands, Inc.

6.375%, 9/15/27	872,000	884,688

144A,8.50%, 6/1/28	2,249,000	2,367,301

6.625%, 9/15/29 (a)	902,000	916,056

6.375%, 5/15/30 (a)	1,332,000	1,336,085

6.625%, 5/15/32 (a)	892,000	891,958

7.375%, 4/1/36 (a)	764,000	771,062

7.50%, 4/1/46	1,150,000	1,023,740

Scotts Miracle-Gro Co.

4.50%, 10/15/29 (a)	743,000	734,906

4.00%, 4/1/31	948,000	896,295

4.375%, 2/1/32	607,000	576,853

(Cost $12,293,613)		12,642,679

Leisure Time — 1.9%

Acushnet Co.,144A,5.625%, 12/1/33	922,000	938,380

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Amer Sports Co.,144A,6.75%, 2/16/31	1,184,000	1,235,381

Carnival Corp.

144A,5.125%, 5/1/29	2,440,000	2,475,016

144A,5.75%, 3/15/30	1,787,000	1,848,148

144A,5.875%, 6/15/31	1,623,000	1,696,071

144A,5.75%, 8/1/32	5,379,000	5,582,321

144A,6.125%, 2/15/33 (a)	3,529,000	3,653,418

Kingpin Intermediate Holdings LLC,144A,7.25%, 10/15/32 (a)	894,000	829,799

Life Time, Inc.,144A,6.00%, 11/15/31	752,000	774,567

Lindblad Expeditions LLC,144A,7.00%, 9/15/30	1,057,000	1,108,831

NCL Corp. Ltd.

144A,7.75%, 2/15/29	1,236,000	1,320,645

144A,6.25%, 3/1/30	653,000	668,516

144A,5.875%, 1/15/31	1,972,000	1,992,765

144A,6.75%, 2/1/32	3,116,000	3,208,966

144A,6.25%, 9/15/33	1,505,000	1,519,063

NCL Finance Ltd.,144A,6.125%, 3/15/28	1,055,000	1,082,992

Patrick Industries, Inc.

144A,4.75%, 5/1/29	570,000	568,484

144A,6.375%, 11/1/32	893,000	917,220

Viking Cruises Ltd.

144A,7.00%, 2/15/29	771,000	772,159

144A,9.125%, 7/15/31	1,157,000	1,230,984

144A,5.875%, 10/15/33	2,976,000	3,035,996

Viking Ocean Cruises Ship VII Ltd.,144A,5.625%, 2/15/29	920,000	919,245

VOC Escrow Ltd.,144A,5.00%, 2/15/28	1,177,000	1,175,998

(Cost $38,073,507)		38,554,965

Lodging — 2.0%

Boyd Gaming Corp.

4.75%, 12/1/27	1,633,000	1,630,817

144A,4.75%, 6/15/31	1,737,000	1,699,198

Genting New York LLC / Genny Capital, Inc.,144A,7.25%, 10/1/29	1,020,000	1,057,564

Hilton Domestic Operating Co., Inc.

144A,5.875%, 4/1/29	1,216,000	1,244,837

144A,3.75%, 5/1/29	1,344,000	1,308,565

4.875%, 1/15/30	1,803,000	1,804,394

144A,4.00%, 5/1/31 (a)	1,907,000	1,831,104

144A,3.625%, 2/15/32	2,666,000	2,484,011

144A,6.125%, 4/1/32	764,000	789,861

144A,5.875%, 3/15/33	1,765,000	1,816,596

144A,5.75%, 9/15/33	1,780,000	1,822,115

144A,5.50%, 3/31/34	1,750,000	1,768,678

	Principal Amount $	Value $

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc

144A,4.875%, 7/1/31	894,000	841,205

144A,6.625%, 1/15/32	1,640,000	1,673,175

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29 (a)	1,472,000	1,436,618

Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,4.875%, 4/1/27	1,046,000	1,046,190

Marriott Ownership Resorts, Inc.

4.75%, 1/15/28	680,000	673,196

144A,4.50%, 6/15/29 (a)	742,000	716,113

144A,6.50%, 10/1/33	1,079,000	1,046,234

MGM Resorts International

5.50%, 4/15/27	1,137,000	1,147,357

4.75%, 10/15/28	1,333,000	1,333,776

6.125%, 9/15/29	1,583,000	1,626,981

6.50%, 4/15/32 (a)	1,237,000	1,269,704

Station Casinos LLC

144A,4.50%, 2/15/28	1,078,000	1,073,643

144A,4.625%, 12/1/31 (a)	949,000	915,652

144A,6.625%, 3/15/32	897,000	918,278

Travel + Leisure Co.

6.00%, 4/1/27	647,000	654,972

144A,4.50%, 12/1/29	1,053,000	1,031,539

144A,4.625%, 3/1/30	750,000	732,506

144A,6.125%, 9/1/33	902,000	916,852

Wyndham Hotels & Resorts, Inc.,144A,4.375%, 8/15/28	792,000	786,403

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	1,579,000	1,583,440

(Cost $40,097,837)		40,681,574

Office Furnishings — 0.0%

HNI Corp.,144A,5.125%, 1/18/29

(Cost $585,897)	603,000	594,058

Retail — 5.6%

1011778 BC ULC / New Red Finance, Inc.

144A,3.875%, 1/15/28	2,572,000	2,539,514

144A,4.375%, 1/15/28	1,569,000	1,562,186

144A,3.50%, 2/15/29	1,337,000	1,290,993

144A,6.125%, 6/15/29	1,882,000	1,935,567

144A,5.625%, 9/15/29	1,157,000	1,177,449

144A,4.00%, 10/15/30	5,031,000	4,831,304

Academy Ltd.,144A,6.00%, 11/15/27	535,000	537,032

Advance Auto Parts, Inc.

1.75%, 10/1/27	700,000	668,497

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

5.95%, 3/9/28	403,000	414,305

3.90%, 4/15/30 (a)	991,000	925,772

144A,7.00%, 8/1/30 (a)	1,659,000	1,701,927

3.50%, 3/15/32	530,000	470,553

144A,7.375%, 8/1/33 (a)	1,862,000	1,908,187

Asbury Automotive Group, Inc.

4.50%, 3/1/28 (a)	644,000	640,189

144A,4.625%, 11/15/29	1,164,000	1,145,868

4.75%, 3/1/30 (a)	1,158,000	1,139,758

144A,5.00%, 2/15/32	1,001,000	973,488

Bath & Body Works, Inc.

5.25%, 2/1/28	797,000	801,038

7.50%, 6/15/29	738,000	751,868

144A,6.625%, 10/1/30	1,464,000	1,499,476

6.95%, 3/1/33	582,000	581,753

6.875%, 11/1/35	1,396,000	1,422,412

6.75%, 7/1/36	972,000	975,380

BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,144A,9.50%, 7/1/32 (a)	870,000	801,379

Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC,144A,5.125%, 4/15/29	536,000	473,155

BlueLinx Holdings, Inc.,144A,6.00%, 11/15/29	403,000	397,435

Brinker International, Inc.,144A,8.25%, 7/15/30	595,000	626,765

Carvana Co.

144A,9.00%, 6/1/30	2,968,000	3,089,866

144A,9.00%, 6/1/31	3,932,500	4,312,902

Cougar JV Subsidiary LLC,144A,8.00%, 5/15/32	1,182,000	1,258,884

EG Global Finance PLC,144A,12.00%, 11/30/28	2,311,000	2,484,727

Ferrellgas LP / Ferrellgas Finance Corp.

144A,5.875%, 4/1/29	1,472,000	1,422,992

144A,9.25%, 1/15/31	1,183,000	1,227,409

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	1,793,000	1,743,460

Gap, Inc.

144A,3.625%, 10/1/29	1,497,000	1,424,015

144A,3.875%, 10/1/31	1,291,000	1,201,475

Gee Automotive Holdings LLC,144A,7.25%, 3/1/31	530,000	538,721

Global Auto Holdings Ltd. / AAG FH UK Ltd.

144A,8.375%, 1/15/29	960,000	919,018

144A,8.75%, 1/15/32	865,000	801,059

Global Auto Holdings Ltd./ Aag Fh UK Ltd.,144A,11.50%, 8/15/29	986,000	1,007,401

	Principal Amount $	Value $

Group 1 Automotive, Inc.

144A,4.00%, 8/15/28	1,337,000	1,312,234

144A,6.375%, 1/15/30	883,000	905,152

Ken Garff Automotive LLC,144A,4.875%, 9/15/28	767,000	763,135

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,144A,4.75%, 6/1/27	1,498,000	1,495,785

Kohl’s Corp.

144A,10.00%, 6/1/30	724,000	788,162

5.125%, 5/1/31	782,000	661,814

5.55%, 7/17/45	759,000	497,200

LBM Acquisition LLC,144A,9.50%, 6/15/31	1,736,000	1,619,167

LCM Investments Holdings II LLC

144A,4.875%, 5/1/29	1,680,000	1,655,503

144A,8.25%, 8/1/31	1,612,000	1,694,397

Lithia Motors, Inc.

144A,4.625%, 12/15/27	647,000	645,494

144A,3.875%, 6/1/29	1,304,000	1,260,483

144A,5.50%, 10/1/30	1,146,000	1,153,197

144A,4.375%, 1/15/31	1,115,000	1,072,455

Macy’s Retail Holdings LLC

144A,6.125%, 3/15/32 (a)	701,000	706,088

144A,7.375%, 8/1/33 (a)	799,000	837,058

4.50%, 12/15/34 (a)	792,000	715,706

5.125%, 1/15/42	487,000	404,573

4.30%, 2/15/43	366,000	264,304

Men’s Wearhouse LLC (The),144A,9.00%, 2/1/31	803,000	826,692

Michaels Cos., Inc.,144A,5.25%, 5/1/28	1,758,000	1,757,215

Michaels (The) Cos., Inc.,144A,8.50%, 3/15/33	3,550,000	3,453,102

Murphy Oil USA, Inc.

5.625%, 5/1/27	403,000	402,633

4.75%, 9/15/29	672,000	665,697

144A,3.75%, 2/15/31	1,022,000	961,571

Nordstrom, Inc.

4.00%, 3/15/27	610,000	605,123

6.95%, 3/15/28	612,000	634,994

4.375%, 4/1/30 (a)	762,000	733,683

4.25%, 8/1/31	791,000	737,088

5.00%, 1/15/44	1,736,000	1,322,272

Papa John’s International, Inc.,144A,3.875%, 9/15/29	715,000	676,499

Park River Holdings, Inc.,144A,8.00%, 3/15/31	1,454,000	1,463,325

Penske Automotive Group, Inc.,3.75%, 6/15/29	902,000	872,347

Petco Health & Wellness Co., Inc.,144A,8.25%, 2/1/31	1,072,000	1,046,952

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

PetSmart LLC / PetSmart Finance Corp.,144A,7.50%, 9/15/32 (a)	3,494,000	3,535,509

QXO Building Products, Inc.,144A,6.75%, 4/30/32	3,882,000	4,020,650

Sally Holdings LLC / Sally Capital, Inc.,6.75%, 3/1/32 (a)	906,000	940,576

Sonic Automotive, Inc.

144A,4.625%, 11/15/29	1,043,000	1,025,570

144A,4.875%, 11/15/31	902,000	871,514

Specialty Building Products Holdings LLC / Sbp Finance Corp.,144A,7.75%, 10/15/29	825,000	795,637

Staples, Inc.,144A,10.75%, 9/1/29 (a)	4,404,000	4,040,952

Suburban Propane Partners LP/ Suburban Energy Finance Corp.

144A,5.00%, 6/1/31	1,163,000	1,120,041

144A,6.50%, 12/15/35	652,000	645,372

Superior Plus LP / Superior General Partner, Inc.,144A,4.50%, 3/15/29	1,106,000	1,074,601

Victoria’s Secret & Co.,144A,4.625%, 7/15/29	1,016,000	992,351

Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	1,044,000	1,097,133

Vivo Energy Investments BV,144A,5.125%, 9/24/27	557,000	554,379

Yum! Brands, Inc.

144A,4.75%, 1/15/30	1,430,000	1,431,098

3.625%, 3/15/31	1,770,000	1,680,121

4.625%, 1/31/32	1,948,000	1,915,404

5.375%, 4/1/32	1,753,000	1,781,995

6.875%, 11/15/37	666,000	743,594

5.35%, 11/1/43	491,000	479,327

(Cost $115,497,949)		116,982,103

Consumer, Non-cyclical — 16.5%

Agriculture — 0.2%

Darling Ingredients, Inc.

144A,5.25%, 4/15/27	672,000	671,808

144A,6.00%, 6/15/30 (a)	1,783,000	1,805,751

Turning Point Brands, Inc.,144A,7.625%, 3/15/32	535,000	573,712

(Cost $3,024,594)		3,051,271

Beverages — 0.1%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A,6.25%, 4/1/29	1,287,000	1,286,769

144A,4.375%, 4/30/29 (a)	1,373,000	1,346,042

(Cost $2,610,064)		2,632,811

	Principal Amount $	Value $

Biotechnology — 0.3%

BioMarin Pharmaceutical, Inc.,144A,5.50%, 2/15/34	1,500,000	1,513,188

Genmab A/S/Genmab Finance LLC

144A,6.25%, 12/15/32	2,585,000	2,682,773

144A,7.25%, 12/15/33	1,793,000	1,902,617

(Cost $6,056,991)		6,098,578

Commercial Services — 5.2%

ADT Security Corp.,144A,4.875%, 7/15/32	1,408,000	1,365,869

ADT Security (The) Corp.

144A,4.125%, 8/1/29	1,781,000	1,737,598

144A,5.875%, 10/15/33	1,753,000	1,781,688

Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30 (a)	2,230,000	2,335,374

Allied Universal Holdco LLC,144A,7.875%, 2/15/31	3,972,000	4,196,452

Allied Universal Holdco LLC / Allied Universal Finance

Corp.,144A,6.875%, 6/15/30	2,132,000	2,219,097

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL

144A,4.625%, 6/1/28	2,031,000	2,015,834

144A,4.625%, 6/1/28	1,498,000	1,483,776

Alta Equipment Group, Inc.,144A,9.00%, 6/1/29 (a)	890,000	840,345

AMN Healthcare, Inc.

144A,4.00%, 4/15/29	590,000	561,920

144A,6.50%, 1/15/31	707,000	709,880

APi Group DE, Inc.

144A,4.125%, 7/15/29	552,000	534,745

144A,4.75%, 10/15/29	573,000	564,384

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A,5.75%, 7/15/27	591,000	590,211

144A,5.75%, 7/15/27	577,000	576,640

144A,4.75%, 4/1/28	697,000	681,055

144A,5.375%, 3/1/29 (a)	1,076,000	1,030,090

144A,8.25%, 1/15/30 (a)	1,140,000	1,149,975

144A,8.00%, 2/15/31 (a)	832,000	824,720

144A,8.375%, 6/15/32 (a)	1,206,000	1,185,935

Belron UK Finance PLC,144A,5.75%, 10/15/29 (a)	1,968,000	2,011,605

Brink’s Co.

144A,4.625%, 10/15/27	1,131,000	1,129,665

144A,6.50%, 6/15/29	667,000	686,876

144A,6.75%, 6/15/32 (a)	697,000	721,325

Carriage Services, Inc.,144A,4.25%, 5/15/29	753,000	725,051

Cimpress PLC,144A,7.375%, 9/15/32 (a)	938,000	943,657

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Clarivate Science Holdings Corp.

144A,3.875%, 7/1/28	1,487,000	1,390,811

144A,4.875%, 7/1/29 (a)	1,647,000	1,351,147

CompoSecure Holdings LLC,144A,5.625%, 2/1/33	1,600,000	1,592,000

CoreCivic, Inc.,8.25%, 4/15/29	894,000	929,622

Covista, Inc.,144A,5.50%, 3/1/28	914,000	914,000

Deluxe Corp.

144A,8.00%, 6/1/29	858,000	865,937

144A,8.125%, 9/15/29	803,000	842,285

EquipmentShare.com, Inc.

144A,9.00%, 5/15/28	1,754,000	1,837,180

144A,8.625%, 5/15/32	1,076,000	1,150,936

144A,8.00%, 3/15/33 (a)	891,000	946,786

Garda World Security Corp.

144A,7.75%, 2/15/28	607,000	620,117

144A,6.50%, 1/15/31	1,162,000	1,193,797

GEO Group, Inc.

8.625%, 4/15/29	1,163,000	1,210,120

10.25%, 4/15/31	1,119,000	1,201,500

Graham Holdings Co.,144A,5.625%, 12/1/33 (a)	852,000	851,991

Grand Canyon University,5.125%, 10/1/28	819,000	821,524

Herc Holdings, Inc.

144A,6.625%, 6/15/29 (a)	1,364,000	1,408,327

144A,7.00%, 6/15/30	2,936,000	3,076,684

144A,5.75%, 3/15/31	1,060,000	1,074,544

144A,7.25%, 6/15/33 (a)	1,967,000	2,079,251

144A,6.00%, 3/15/34	1,110,000	1,115,920

ION Platform Finance US, Inc.,144A,7.875%, 9/30/32 (a)	2,655,000	2,128,829

Korn Ferry,144A,4.625%, 12/15/27	595,000	592,357

NESCO Holdings II,

Inc.,144A,5.50%, 4/15/29	1,636,000	1,627,570

Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,3.375%, 8/31/27	1,613,000	1,587,409

Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	2,323,000	2,235,991

RR Donnelley & Sons Co.

144A,9.50%, 8/1/29	1,880,000	1,937,207

144A,10.875%, 8/1/29	853,000	873,076

Sabre Financial Borrower LLC,144A,11.125%, 6/15/29 (a)	1,743,000	1,679,434

Service Corp. International

4.625%, 12/15/27 (a)	1,050,000	1,049,138

5.125%, 6/1/29	1,287,000	1,290,896

3.375%, 8/15/30	1,457,000	1,369,388

4.00%, 5/15/31	1,527,000	1,459,522

5.75%, 10/15/32	1,423,000	1,450,761

Sotheby’s,144A,7.375%, 10/15/27	1,217,000	1,209,584

	Principal Amount $	Value $

Sotheby’s/Bidfair Holdings, Inc.,144A,5.875%, 6/1/29	523,000	503,194

StoneMor, Inc.,144A,8.50%, 5/15/29	708,000	686,777

Synergy Infrastructure Holdings LLC,144A,7.875%, 12/1/30	1,009,000	1,051,052

TriNet Group, Inc.

144A,3.50%, 3/1/29	952,000	854,398

144A,7.125%, 8/15/31	687,000	666,495

United Rentals North America, Inc.

3.875%, 11/15/27	1,337,000	1,329,207

4.875%, 1/15/28	2,342,000	2,340,638

5.25%, 1/15/30	1,241,000	1,254,748

4.00%, 7/15/30	1,229,000	1,195,788

3.875%, 2/15/31	2,137,000	2,058,879

3.75%, 1/15/32	1,213,000	1,144,825

144A,5.375%, 11/15/33	2,765,000	2,787,545

144A,6.125%, 3/15/34	1,967,000	2,060,594

Upbound Group, Inc.,144A,6.375%, 2/15/29	804,000	795,910

Valvoline, Inc.,144A,3.625%, 6/15/31	1,009,000	937,091

Veritiv Operating Co.,144A,10.50%, 11/30/30	1,810,000	1,936,646

VM Consolidated, Inc.,144A,5.50%, 4/15/29	670,000	657,654

VT Topco, Inc.,144A,8.50%, 8/15/30 (a)	810,000	804,672

Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	2,129,000	2,221,528

Williams Scotsman, Inc.

144A,4.625%, 8/15/28	907,000	901,879

144A,6.625%, 6/15/29	902,000	931,718

144A,6.625%, 4/15/30 (a)	982,000	1,017,398

144A,7.375%, 10/1/31	652,000	682,613

(Cost $108,190,201)		108,390,657

Cosmetics/Personal Care — 0.4%

Edgewell Personal Care Co.

144A,5.50%, 6/1/28	1,243,000	1,241,845

144A,4.125%, 4/1/29 (a)	892,000	860,740

Opal Bidco SAS,144A,6.50%, 3/31/32	1,967,000	2,025,994

Perrigo Finance Unlimited Co.

5.15%, 6/15/30 (a)	1,337,000	1,293,723

6.125%, 9/30/32 (a)	1,280,000	1,252,449

4.90%, 12/15/44	528,000	428,220

Prestige Brands, Inc.

144A,5.125%, 1/15/28	667,000	666,516

144A,3.75%, 4/1/31	1,106,000	1,034,259

(Cost $8,708,732)		8,803,746

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Food — 2.6%

Albertsons Cos., Inc.,144A,5.625%, 3/31/32	2,260,000	2,268,897

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A,6.50%, 2/15/28	1,357,000	1,381,046

144A,3.50%, 3/15/29 (a)	2,412,000	2,325,704

144A,4.875%, 2/15/30	1,873,000	1,857,543

144A,5.50%, 3/31/31	1,310,000	1,318,816

144A,6.25%, 3/15/33	1,066,000	1,099,237

144A,5.75%, 3/31/34	2,834,000	2,819,909

B&G Foods, Inc.,144A,8.00%, 9/15/28 (a)	1,424,000	1,381,395

Chobani LLC / Chobani Finance Corp., Inc.,144A,4.625%, 11/15/28	761,000	756,838

Fiesta Purchaser, Inc.,144A,7.875%, 3/1/31	892,000	918,797

Froneri Lux FinCo SARL,144A,6.00%, 8/1/32	979,000	984,441

Ingles Markets, Inc.,144A,4.00%, 6/15/31	624,000	591,369

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	1,543,000	1,619,053

Lamb Weston Holdings, Inc.

144A,4.875%, 5/15/28	1,042,000	1,042,165

144A,4.125%, 1/31/30	1,693,000	1,641,070

144A,4.375%, 1/31/32	1,260,000	1,202,820

Performance Food Group, Inc.

144A,4.25%, 8/1/29	1,893,000	1,857,280

144A,6.125%, 9/15/32	1,788,000	1,835,377

144A,5.625%, 3/1/34	1,880,000	1,886,290

Pilgrim’s Pride Corp.

4.25%, 4/15/31	1,396,000	1,368,267

3.50%, 3/1/32	1,565,000	1,465,984

6.25%, 7/1/33	1,709,000	1,841,853

6.875%, 5/15/34	792,000	886,208

Post Holdings, Inc.

144A,4.625%, 4/15/30	2,470,000	2,417,757

144A,4.50%, 9/15/31	1,837,000	1,757,493

144A,6.25%, 2/15/32	1,603,000	1,649,001

144A,6.375%, 3/1/33	2,152,000	2,190,482

144A,6.25%, 10/15/34 (a)	1,076,000	1,098,951

144A,6.50%, 3/15/36	2,300,000	2,339,758

Safeway, Inc.,7.25%, 2/1/31	501,000	545,493

Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed,144A,4.625%, 3/1/29	1,592,000	1,536,982

US Foods, Inc.

144A,6.875%, 9/15/28	972,000	1,002,173

144A,4.75%, 2/15/29	1,609,000	1,602,231

	Principal Amount $	Value $

144A,4.625%, 6/1/30	897,000	888,085

144A,7.25%, 1/15/32	782,000	818,990

144A,5.75%, 4/15/33	922,000	940,465

Viking Baked Goods Acquisition Corp.,144A,8.625%, 11/1/31	1,569,000	1,588,296

(Cost $53,993,825)		54,726,516

Healthcare-Products — 0.9%

Avantor Funding, Inc.

144A,4.625%, 7/15/28	2,762,000	2,736,822

144A,3.875%, 11/1/29	1,524,000	1,454,886

Bausch + Lomb Corp.,144A,8.375%, 10/1/28	2,600,000	2,694,250

DENTSPLY SIRONA, Inc.,8.375%, 9/12/55	929,000	928,151

Embecta Corp.,144A,5.00%, 2/15/30 (a)	972,000	913,576

Garden Spinco Corp.,144A,8.625%, 7/20/30	735,000	785,506

Hologic, Inc.

144A,4.625%, 2/1/28	1,034,000	1,033,035

144A,3.25%, 2/15/29	975,000	969,942

Insulet Corp.,144A,6.50%, 4/1/33	824,000	857,021

Medline Borrower LP,144A,5.25%, 10/1/29	4,368,000	4,367,653

Teleflex, Inc.

4.625%, 11/15/27	842,000	837,367

144A,4.25%, 6/1/28	1,092,000	1,075,445

Varex Imaging Corp.,144A,7.875%, 10/15/27	532,000	542,095

(Cost $18,950,079)		19,195,749

Healthcare-Services — 4.8%

Acadia Healthcare Co., Inc.

144A,5.50%, 7/1/28 (a)	814,000	810,130

144A,5.00%, 4/15/29 (a)	848,000	830,576

144A,7.375%, 3/15/33 (a)	986,000	1,017,895

AHP Health Partners, Inc.,144A,5.75%, 7/15/29	403,000	394,041

Charles River Laboratories International, Inc.

144A,4.25%, 5/1/28	1,062,000	1,047,873

144A,3.75%, 3/15/29	792,000	762,266

144A,4.00%, 3/15/31	902,000	851,625

CHS/Community Health Systems, Inc.

144A,6.00%, 1/15/29	1,155,000	1,150,588

144A,5.25%, 5/15/30	2,591,000	2,489,516

144A,4.75%, 2/15/31	1,891,000	1,734,976

144A,10.875%, 1/15/32	3,398,000	3,682,501

144A,9.75%, 1/15/34	3,170,000	3,340,606

Concentra Health Services, Inc.,144A,6.875%, 7/15/32 (a)	1,243,000	1,297,870

DaVita, Inc. 144A,4.625%, 6/1/30	4,703,000	4,603,891

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,3.75%, 2/15/31	2,675,000	2,499,768

144A,6.875%, 9/1/32	1,903,000	1,977,381

144A,6.75%, 7/15/33	1,783,000	1,851,259

Encompass Health Corp.

4.50%, 2/1/28	1,274,000	1,268,082

4.75%, 2/1/30	1,544,000	1,535,884

4.625%, 4/1/31	712,000	699,005

Fortrea Holdings, Inc.,144A,7.50%, 7/1/30	854,000	814,857

Global Medical Response, Inc.,144A,7.375%, 10/1/32	1,733,000	1,814,243

Hah Group Holding Co. LLC,144A,9.75%, 10/1/31 (a)	1,197,000	1,072,239

HealthEquity, Inc.,144A,4.50%, 10/1/29 (a)	1,056,000	1,028,563

IQVIA, Inc.

144A,5.00%, 5/15/27	2,127,000	2,122,348

144A,6.50%, 5/15/30	1,012,000	1,040,552

144A,6.25%, 6/1/32	3,516,000	3,616,825

Kedrion SpA,144A,6.50%, 9/1/29	1,351,000	1,309,071

LifePoint Health, Inc.

144A,9.875%, 8/15/30	1,427,000	1,522,562

144A,11.00%, 10/15/30	1,967,000	2,136,402

144A,8.375%, 2/15/32	1,250,000	1,353,296

Molina Healthcare, Inc.

144A,4.375%, 6/15/28	1,364,000	1,340,247

144A,3.875%, 11/15/30	1,203,000	1,095,846

144A,6.50%, 2/15/31	1,532,000	1,536,895

144A,3.875%, 5/15/32	1,357,000	1,198,489

144A,6.25%, 1/15/33	1,307,000	1,285,717

National Mentor Holdings, Inc.,144A,10.50%, 12/15/30	2,300,000	2,291,520

Option Care Health, Inc.,144A,4.375%, 10/31/29	812,000	792,800

Pediatrix Medical Group, Inc.,144A,5.375%, 2/15/30	927,000	921,004

Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29 (a)	2,735,000	2,856,796

Radiology Partners, Inc.,144A,8.50%, 7/15/32	1,658,000	1,707,209

Select Medical Corp.,144A,6.25%, 12/1/32 (a)	1,009,000	984,293

Sotera Health Holdings LLC,144A,7.375%, 6/1/31	1,257,000	1,322,638

Star Parent, Inc.,144A,9.00%, 10/1/30	1,785,000	1,811,713

Team Health Holdings, Inc.

144A,8.375%, 6/30/28	713,000	717,732

144A,9.00% Cash or 4.50% PIK, 6/30/28	1,874,000	1,972,385

Team Services Holding, Inc.,144A,9.00%, 2/15/33	1,200,000	1,173,792

Tenet Healthcare Corp.

5.125%, 11/1/27	2,565,000	2,566,493

4.625%, 6/15/28 (a)	1,041,000	1,039,574

	Principal Amount $	Value $

6.125%, 10/1/28 (a)	2,974,000	2,980,864

4.25%, 6/1/29	2,510,000	2,471,049

4.375%, 1/15/30	2,657,000	2,608,585

6.125%, 6/15/30	3,486,000	3,555,525

6.75%, 5/15/31	2,413,000	2,505,357

6.875%, 11/15/31	686,000	750,107

144A,5.50%, 11/15/32	2,645,000	2,677,883

144A,6.00%, 11/15/33 (a)	1,337,000	1,381,696

US Acute Care Solutions LLC,144A,9.75%, 5/15/29	1,783,000	1,783,556

(Cost $97,910,423)		99,006,456

Household Products/Wares — 0.0%

ACCO Brands Corp.,144A,4.25%, 3/15/29 (a)

(Cost $932,019)	1,012,000	931,004

Pharmaceuticals — 2.0%

1261229 BC Ltd.,144A,10.00%, 4/15/32	10,633,000	10,995,932

AdaptHealth LLC

144A,6.125%, 8/1/28	835,000	837,598

144A,4.625%, 8/1/29	912,000	875,051

144A,5.125%, 3/1/30	896,000	863,357

Amneal Pharmaceuticals LLC,144A,6.875%, 8/1/32	1,036,000	1,089,177

BellRing Brands, Inc.,144A,7.00%, 3/15/30	1,488,000	1,517,861

CVS Health Corp.

6.75%, 12/10/54	1,407,000	1,463,744

7.00%, 3/10/55	3,762,000	3,956,981

Elanco Animal Health, Inc.,6.65%, 8/28/28 (a)	1,433,000	1,489,750

Endo Finance Holdings

LP,144A,8.50%, 4/15/31	1,653,000	1,756,797

Grifols SA,144A,4.75%, 10/15/28	1,377,000	1,359,601

Harrow, Inc.,144A,8.625%, 9/15/30	536,000	563,491

HLF Financing Sarl LLC / Herbalife International, Inc.

144A,12.25%, 4/15/29	1,794,000	1,916,327

144A,4.875%, 6/1/29 (a)	966,000	925,454

Jazz Securities

DAC,144A,4.375%, 1/15/29 (a)	2,865,000	2,824,564

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A,4.125%, 4/30/28	3,490,000	3,426,013

144A,5.125%, 4/30/31	2,844,000	2,527,194

144A,6.75%, 5/15/34	892,000	865,240

144A,7.875%, 5/15/34 (a)	890,000	829,446

Paradigm Parent LLC And Paradigm Parent Co.-Issuer, Inc.,144A,8.75%, 4/17/32 (a)	892,000	771,580

(Cost $40,165,551)		40,855,158

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Clue Opco LLC,144A,9.50%, 10/15/31 (a)	1,384,000	1,433,201

Stena International SA

144A,7.25%, 1/15/31 (a)	1,535,000	1,582,172

144A,7.625%, 2/15/31	737,000	767,838

(Cost $3,735,258)		3,783,211

Energy — 13.3%

Coal — 0.1%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.,144A,8.625%, 6/15/29	707,000	744,320

SunCoke Energy, Inc.,144A,4.875%, 6/30/29 (a)	922,000	842,206

(Cost $1,590,466)		1,586,526

Energy-Alternate Sources — 0.1%

TerraForm Power Operating LLC

144A,5.00%, 1/31/28	1,260,000	1,261,601

144A,4.75%, 1/15/30	1,210,000	1,182,934

(Cost $2,406,047)		2,444,535

Oil & Gas — 6.0%

Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	1,973,000	2,075,580

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A,9.00%, 11/1/27	213,000	255,334

144A,5.875%, 6/30/29	1,171,000	1,174,417

144A,6.625%, 10/15/32	1,094,000	1,136,553

144A,6.625%, 7/15/33	842,000	873,732

BKV Upstream Midstream LLC,144A,7.50%, 10/15/30	870,000	886,185

Borr IHC Ltd / Borr Finance LLC

144A,10.00%, 11/15/28 (a)	2,126,463	2,214,855

144A,10.375%, 11/15/30 (a)	1,360,689	1,416,875

California Resources Corp.

144A,8.25%, 6/15/29	1,599,000	1,678,645

144A,7.00%, 1/15/34	735,000	748,452

Caturus Energy LLC,144A,8.50%, 2/15/30	996,000	1,040,737

Chord Energy Corp.

144A,6.00%, 10/1/30	1,340,000	1,368,811

144A,6.75%, 3/15/33 (a)	1,297,000	1,347,058

CITGO Petroleum Corp.,144A,8.375%, 1/15/29	2,087,000	2,164,154

CNX Resources Corp.

144A,7.375%, 1/15/31	882,000	914,758

144A,7.25%, 3/1/32	1,015,000	1,064,324

144A,5.875%, 3/1/34	880,000	881,609

	Principal Amount $	Value $

Comstock Resources, Inc.

144A,6.75%, 3/1/29	2,114,000	2,105,827

144A,6.75%, 3/1/29	786,000	781,866

144A,5.875%, 1/15/30	1,697,000	1,635,473

Crescent Energy Finance LLC

144A,9.25%, 2/15/28	669,000	688,449

144A,7.75%, 7/31/29	1,089,000	1,094,445

144A,7.625%, 4/1/32	1,821,000	1,841,781

144A,7.875%, 4/15/32	1,867,000	1,901,978

144A,7.375%, 1/15/33	1,868,000	1,855,792

144A,8.375%, 1/15/34	956,000	988,169

CVR Energy, Inc.

144A,7.50%, 2/15/31	1,060,000	1,056,407

144A,7.875%, 2/15/34	700,000	686,006

DBR Land Holdings LLC,144A,6.25%, 12/1/30	822,000	847,811

Diamond Foreign Asset Co. / Diamond Finance LLC,144A,8.50%, 10/1/30	979,000	1,040,655

EnQuest PLC,144A,11.625%, 11/1/27	985,000	999,344

Gulfport Energy Operating Corp.,144A,6.75%, 9/1/29	1,088,000	1,126,693

Hilcorp Energy I LP / Hilcorp Finance Co.

144A,6.25%, 11/1/28	1,176,000	1,184,423

144A,5.75%, 2/1/29	1,076,000	1,078,610

144A,6.00%, 4/15/30	842,000	829,321

144A,6.00%, 2/1/31 (a)	986,000	960,431

144A,6.25%, 4/15/32	832,000	809,620

144A,8.375%, 11/1/33	1,096,000	1,156,483

144A,6.875%, 5/15/34	972,000	951,622

144A,7.25%, 2/15/35	1,740,000	1,723,352

Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29 (a)	1,227,000	1,291,649

Kraken Oil & Gas Partners LLC,144A,7.625%, 8/15/29	976,000	989,532

Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.,144A,6.875%, 12/1/32	687,000	718,092

Matador Resources Co.

144A,6.875%, 4/15/28	792,000	808,145

144A,6.50%, 4/15/32	1,606,000	1,640,145

144A,6.25%, 4/15/33 (a)	1,495,000	1,521,523

Moss Creek Resources Holdings, Inc.,144A,8.25%, 9/1/31	1,340,000	1,320,496

Murphy Oil Corp.

6.00%, 10/1/32 (a)	996,000	997,648

6.50%, 2/15/34	1,044,000	1,043,994

5.875%, 12/1/42	546,000	479,321

Nabors Industries, Inc.

144A,9.125%, 1/31/30	1,213,000	1,275,506

144A,8.875%, 8/15/31 (a)	876,000	907,519

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,7.625%, 11/15/32	1,282,000	1,320,697

Noble Finance II LLC,144A,8.00%, 4/15/30	2,500,000	2,602,050

Northern Oil & Gas, Inc.

144A,8.75%, 6/15/31	762,000	795,066

144A,7.875%, 10/15/33	1,296,000	1,324,928

PBF Holding Co. LLC / PBF Finance Corp.

6.00%, 2/15/28 (a)	1,507,000	1,500,709

144A,9.875%, 3/15/30 (a)	1,363,000	1,446,660

144A,7.875%, 9/15/30	892,000	895,092

Permian Resources Operating LLC

144A,8.00%, 4/15/27	869,000	874,350

144A,5.875%, 7/1/29	1,242,000	1,246,213

144A,9.875%, 7/15/31	586,000	626,985

144A,7.00%, 1/15/32	1,736,000	1,822,014

144A,6.25%, 2/1/33	1,782,000	1,845,228

Precision Drilling Corp.,144A,6.875%, 1/15/29	736,000	745,542

Range Resources Corp.,144A,4.75%, 2/15/30 (a)	902,000	892,987

Saturn Oil & Gas, Inc.,144A,9.625%, 6/15/29 (a)	916,000	941,853

Seadrill Finance Ltd.,144A,8.375%, 8/1/30	944,000	992,006

SM Energy Co.

144A,8.375%, 7/1/28	2,553,000	2,638,689

6.50%, 7/15/28 (a)	637,000	640,603

144A,6.75%, 8/1/29	1,338,000	1,368,047

144A,8.625%, 11/1/30	1,543,000	1,633,031

144A,8.75%, 7/1/31 (a)	2,555,000	2,682,441

144A,7.00%, 8/1/32 (a)	1,313,000	1,337,053

144A,9.625%, 6/15/33	1,387,000	1,533,656

Sunoco LP

144A,5.875%, 7/15/27	922,000	924,099

144A,7.00%, 5/1/29	1,197,000	1,241,434

144A,4.50%, 10/1/29	1,642,000	1,613,271

144A,4.625%, 5/1/30	1,152,000	1,127,173

144A,5.625%, 3/15/31	1,783,000	1,798,328

144A,7.25%, 5/1/32	1,167,000	1,233,034

144A,6.625%, 8/15/32	1,042,000	1,078,570

144A,6.25%, 7/1/33	1,783,000	1,836,358

144A,5.875%, 3/15/34	1,652,000	1,658,598

Sunoco LP / Sunoco Finance Corp.

6.00%, 4/15/27	806,000	806,362

5.875%, 3/15/28	1,176,000	1,176,446

144A,7.00%, 9/15/28	772,000	793,141

4.50%, 5/15/29 (a)	1,424,000	1,403,049

4.50%, 4/30/30	1,224,000	1,197,961

Talos Production, Inc. 144A,9.00%, 2/1/29	1,119,000	1,165,385

	Principal Amount $	Value $

144A,9.375%, 2/1/31	1,039,000	1,105,510

Teine Energy Ltd.,144A,6.875%, 4/15/29	707,000	708,299

TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	1,214,000	1,200,955

Transocean International Ltd.

144A,8.75%, 2/15/30	1,538,600	1,609,761

144A,7.875%, 10/15/32	892,000	957,753

Transocean Titan Financing Ltd.,144A,8.375%, 2/1/28	684,357	699,592

Valaris Ltd.,144A,8.375%, 4/30/30	1,967,000	2,062,818

Vermilion Energy, Inc.

144A,6.875%, 5/1/30	653,000	660,223

144A,7.25%, 2/15/33 (a)	684,000	669,022

W&T Offshore, Inc.,144A,10.75%, 2/1/29	600,000	599,411

Wildfire Intermediate Holdings LLC,144A,7.50%, 10/15/29	912,000	936,043

(Cost $121,213,201)		123,548,703

Oil & Gas Services — 1.2%

Archrock Partners LP / Archrock Partners Finance Corp.

144A,6.25%, 4/1/28	1,274,000	1,274,994

144A,6.625%, 9/1/32	1,060,000	1,103,081

Archrock Services LP / Archrock Partners Finance Corp.,144A,6.00%, 2/1/34	1,500,000	1,518,726

Bristow Group, Inc.

144A,6.875%, 3/1/28	637,000	637,000

144A,6.75%, 2/1/33	950,000	963,942

CHC Group LLC,144A,11.75%, 9/1/30	1,000,000	982,266

Enerflex, Inc.,144A,6.875%, 1/15/31	808,000	837,394

Helix Energy Solutions Group, Inc.,144A,9.75%, 3/1/29	616,000	646,685

Kodiak Gas Services LLC

144A,7.25%, 2/15/29	1,487,000	1,541,916

144A,6.50%, 10/1/33	1,364,000	1,406,586

144A,6.75%, 10/1/35	1,126,000	1,176,549

Oceaneering International, Inc.,6.00%, 2/1/28	553,000	562,653

SESI LLC,144A,7.875%, 9/30/30	1,402,000	1,431,493

Star Holding LLC,144A,8.75%, 8/1/31	625,000	629,602

Tgs ASA,144A,8.50%, 1/15/30 (a)	936,000	988,816

Tidewater, Inc.,144A,9.125%, 7/15/30	1,054,000	1,140,219

USA Compression Partners LP / USA Compression Finance Corp.

144A,7.125%, 3/15/29	1,783,000	1,842,429

144A,6.25%, 10/1/33	1,337,000	1,359,666

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Viridien,144A,10.00%, 10/15/30 (a)	618,000	662,692

WBI Operating LLC

144A,6.25%, 10/15/30	1,485,000	1,513,571

144A,6.50%, 10/15/33	1,052,000	1,069,095

Weatherford International Ltd.,144A,6.75%, 10/15/33	2,143,000	2,240,472

(Cost $25,143,298)		25,529,847

Pipelines — 5.9%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A,5.75%, 1/15/28	1,163,000	1,162,580

144A,5.375%, 6/15/29	1,187,000	1,187,236

144A,6.625%, 2/1/32	1,081,000	1,123,591

144A,5.75%, 10/15/33	1,154,000	1,171,484

144A,5.75%, 7/1/34	1,090,000	1,107,039

Blue Racer Midstream LLC / Blue Racer Finance Corp.

144A,7.00%, 7/15/29	832,000	866,862

144A,7.25%, 7/15/32	752,000	795,399

Buckeye Partners LP

4.125%, 12/1/27	702,000	697,736

144A,4.50%, 3/1/28 (a)	832,000	830,185

144A,6.875%, 7/1/29	1,016,000	1,054,127

144A,6.75%, 2/1/30	692,000	722,388

5.85%, 11/15/43	738,000	695,333

5.60%, 10/15/44	535,000	488,928

CNX Midstream Partners LP,144A,4.75%, 4/15/30	786,000	766,558

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A,5.50%, 6/15/31	2,500,000	2,493,186

144A,7.50%, 12/15/33	892,000	962,249

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A,7.125%, 6/1/28	877,000	881,297

144A,8.625%, 3/15/29	1,810,000	1,889,922

144A,7.375%, 6/30/33 (a)	1,251,000	1,293,912

Energy Transfer LP

8.00%, 5/15/54	1,725,000	1,850,604

7.125%, 10/1/54	577,000	597,445

6.50%, 2/15/56	2,008,000	2,028,955

6.75%, 2/15/56	1,453,000	1,485,171

Excelerate Energy

LP,144A,8.00%, 5/15/30	1,259,000	1,334,579

Genesis Energy LP / Genesis Energy Finance Corp.

7.75%, 2/1/28	1,202,000	1,203,891

8.25%, 1/15/29	1,048,000	1,094,054

8.875%, 4/15/30	912,000	956,827

7.875%, 5/15/32	1,250,000	1,308,483

8.00%, 5/15/33	1,073,000	1,134,456

	Principal Amount $	Value $

6.75%, 3/15/34	1,300,000	1,314,995

Global Partners LP / GLP Finance Corp.

6.875%, 1/15/29	880,000	888,654

144A,8.25%, 1/15/32	784,000	828,280

144A,7.125%, 7/1/33	809,000	837,042

Golar LNG Ltd.,144A,7.50%, 10/2/30	894,000	899,551

Harvest Midstream I LP

144A,7.50%, 9/1/28	1,324,000	1,338,755

144A,7.50%, 5/15/32	912,000	946,641

Hess Midstream Operations LP

144A,5.875%, 3/1/28	1,674,000	1,701,770

144A,5.125%, 6/15/28	1,189,000	1,189,958

144A,6.50%, 6/1/29	966,000	999,576

144A,4.25%, 2/15/30	1,187,000	1,163,561

144A,5.50%, 10/15/30	622,000	626,691

Howard Midstream Energy Partners LLC

144A,7.375%, 7/15/32	1,032,000	1,089,085

144A,6.625%, 1/15/34	1,340,000	1,384,864

ITT Holdings LLC,144A,6.50%, 8/1/29	2,184,000	2,121,760

Kinetik Holdings LP

144A,6.625%, 12/15/28	1,846,000	1,903,078

144A,5.875%, 6/15/30 (a)	1,513,000	1,530,036

Martin Midstream Partners LP / Martin Midstream Finance Corp.,144A,11.50%, 2/15/28	707,000	735,018

NGL Energy Operating LLC / NGL Energy Finance Corp.

144A,8.125%, 2/15/29	1,942,000	2,012,627

144A,8.375%, 2/15/32	2,038,000	2,137,662

Northriver Midstream Finance LP,144A,6.75%, 7/15/32	1,079,000	1,109,526

NuStar Logistics LP

5.625%, 4/28/27	849,000	857,128

6.375%, 10/1/30	1,156,000	1,217,085

Prairie Acquiror LP,144A,9.00%, 8/1/29	827,000	862,962

Rockies Express Pipeline LLC

144A,4.95%, 7/15/29	869,000	869,069

144A,4.80%, 5/15/30	630,000	620,068

144A,6.75%, 3/15/33	782,000	823,778

144A,7.50%, 7/15/38	416,000	453,202

144A,6.875%, 4/15/40	882,000	908,408

South Bow Canadian Infrastructure Holdings Ltd.

7.50%, 3/1/55	1,102,000	1,169,705

7.625%, 3/1/55	832,000	866,991

Summit Midstream Holdings LLC,144A,8.625%, 10/31/29	1,604,000	1,678,778

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A,5.50%, 1/15/28	1,337,000	1,335,697

144A,7.375%, 2/15/29 (a)	1,424,000	1,476,282

144A,6.00%, 12/31/30	1,594,000	1,615,361

144A,6.00%, 9/1/31	957,000	967,174

144A,6.75%, 3/15/34	1,200,000	1,233,245

Venture Global Calcasieu Pass LLC

144A,3.875%, 8/15/29	2,249,000	2,154,610

144A,6.25%, 1/15/30	1,633,000	1,686,278

144A,4.125%, 8/15/31	2,469,000	2,315,726

144A,3.875%, 11/1/33	2,184,000	1,943,800

Venture Global LNG, Inc.

144A,8.125%, 6/1/28	4,002,000	4,106,392

144A,9.50%, 2/1/29 (a)	5,206,000	5,583,711

144A,7.00%, 1/15/30 (a)	2,603,000	2,640,363

144A,8.375%, 6/1/31 (a)	3,990,000	4,085,909

144A,9.875%, 2/1/32 (a)	3,432,000	3,635,995

Venture Global Plaquemines LNG LLC

144A,6.125%, 12/15/30	3,169,000	3,291,983

144A,7.50%, 5/1/33	2,289,000	2,539,254

144A,6.50%, 1/15/34	3,701,000	3,895,003

144A,6.50%, 6/15/34	2,200,000	2,309,914

144A,7.75%, 5/1/35	2,100,000	2,381,877

144A,6.75%, 1/15/36	3,553,000	3,784,695

(Cost $120,704,413)		123,254,050

Financial — 3.9%

Real Estate — 0.8%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	959,000	969,399

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.,144A,9.75%, 4/15/30	1,032,000	1,111,991

CoreLogic, Inc.,144A,4.50%, 5/1/28	1,282,000	1,198,923

Cushman & Wakefield US Borrower LLC

144A,6.75%, 5/15/28 (a)	1,123,000	1,126,040

144A,8.875%, 9/1/31	827,000	875,143

Five Point Operating Co. LP,144A,8.00%, 10/1/30	834,000	863,657

Greystar Real Estate Partners LLC,144A,7.75%, 9/1/30	817,000	853,704

Howard Hughes Corp.

144A,4.125%, 2/1/29 (a)	1,233,000	1,193,847

144A,4.375%, 2/1/31	1,073,000	1,020,543

Howard Hughes (The) Corp.

144A,5.875%, 3/1/32	900,000	899,549

144A,6.125%, 3/1/34	900,000	898,136

	Principal Amount $	Value $

Hunt Cos., Inc.,144A,5.25%, 4/15/29	1,133,000	1,080,669

Kennedy-Wilson, Inc.

4.75%, 3/1/29	966,000	951,826

4.75%, 2/1/30	1,216,000	1,179,417

5.00%, 3/1/31 (a)	1,006,000	975,186

Newmark Group, Inc.,7.50%, 1/12/29	742,000	784,665

(Cost $15,675,568)		15,982,695

Real Estate Investment Trusts — 3.1%

Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	882,000	877,571

Arbor Realty SR, Inc.

144A,8.50%, 12/15/28 (a)	714,000	694,902

144A,7.875%, 7/15/30 (a)	902,000	831,492

Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	744,000	793,054

Brandywine Operating Partnership LP

3.95%, 11/15/27	844,000	827,299

8.30%, 3/15/28	470,000	495,991

8.875%, 4/12/29	1,039,000	1,103,754

4.55%, 10/1/29	580,000	547,147

6.125%, 1/15/31	623,000	591,179

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	929,000	916,694

Diversified Healthcare Trust

144A,7.25%, 10/15/30	884,000	919,259

4.375%, 3/1/31	832,000	752,565

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non- MTM,144A,7.375%, 9/30/30	733,000	740,290

Hudson Pacific Properties LP

3.95%, 11/1/27	737,000	700,860

5.95%, 2/15/28	700,000	672,526

4.65%, 4/1/29	882,000	784,980

3.25%, 1/15/30 (a)	647,000	537,702

Iron Mountain Information Management Services, Inc.,144A,5.00%, 7/15/32	1,317,000	1,274,264

Iron Mountain, Inc.

144A,4.875%, 9/15/27	1,583,000	1,582,444

144A,5.25%, 3/15/28	1,738,000	1,736,148

144A,5.00%, 7/15/28	1,092,000	1,089,886

144A,7.00%, 2/15/29	1,423,000	1,460,458

144A,4.875%, 9/15/29	1,863,000	1,846,066

144A,5.25%, 7/15/30	2,336,000	2,324,306

144A,4.50%, 2/15/31	1,968,000	1,898,165

144A,5.625%, 7/15/32	1,076,000	1,073,409

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,6.25%, 1/15/33	2,062,000	2,106,968

Millrose Properties, Inc.

144A,6.375%, 8/1/30	2,169,000	2,225,177

144A,6.25%, 9/15/32	1,264,000	1,279,854

MPT Operating Partnership LP / MPT Finance Corp.,144A,8.50%, 2/15/32	2,479,000	2,653,219

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A,5.875%, 10/1/28 (a)	924,000	923,913

144A,4.875%, 5/15/29	1,337,000	1,313,271

144A,7.00%, 2/1/30	889,000	920,446

Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	712,000	725,956

RHP Hotel Properties LP / RHP Finance Corp.

4.75%, 10/15/27	769,000	768,825

144A,7.25%, 7/15/28	887,000	910,806

144A,4.50%, 2/15/29	1,336,000	1,317,642

144A,6.50%, 4/1/32	1,783,000	1,845,007

144A,6.50%, 6/15/33	1,089,000	1,131,242

Rithm Capital Corp.

144A,8.00%, 4/1/29	1,391,000	1,399,824

144A,8.00%, 7/15/30	932,000	936,297

RLJ Lodging Trust LP,144A,4.00%, 9/15/29	822,000	786,358

SBA Communications Corp.,3.125%, 2/1/29	2,775,000	2,668,084

Service Properties Trust

144A,9/30/27, Zero Coupon	1,000,000	912,083

5.50%, 12/15/27	754,000	755,609

8.375%, 6/15/29	1,250,000	1,311,911

144A,8.625%, 11/15/31	1,803,000	1,896,520

8.875%, 6/15/32	912,000	915,418

Starwood Property Trust, Inc.

144A,5.25%, 10/15/28	942,000	946,529

144A,7.25%, 4/1/29	936,000	980,793

144A,6.00%, 4/15/30	767,000	784,770

144A,6.50%, 7/1/30	932,000	969,303

144A,6.50%, 10/15/30	892,000	929,605

144A,5.75%, 1/15/31	1,049,000	1,059,963

Vornado Realty LP

3.40%, 6/1/31	650,000	594,246

5.75%, 2/1/33	900,000	913,152

XHR LP

144A,4.875%, 6/1/29	922,000	909,474

144A,6.625%, 5/15/30	537,000	556,837

(Cost $64,680,133)		65,421,513

	Principal Amount $	Value $

Industrial — 12.0%

Aerospace/Defense — 2.4%

AAR Escrow Issuer LLC,144A,6.75%, 3/15/29 (a)	1,223,000	1,260,868

ATI, Inc.

5.875%, 12/1/27	264,000	264,101

4.875%, 10/1/29	776,000	774,989

7.25%, 8/15/30	1,183,000	1,239,159

5.125%, 10/1/31	554,000	556,632

Bombardier, Inc.

144A,7.50%, 2/1/29	1,038,000	1,079,096

144A,8.75%, 11/15/30	1,273,000	1,363,818

144A,7.25%, 7/1/31	1,257,000	1,337,339

144A,7.00%, 6/1/32	1,307,000	1,376,783

144A,6.75%, 6/15/33	1,337,000	1,408,854

144A,7.45%, 5/1/34	980,000	1,104,043

Efesto Bidco S.p.A Efesto US LLC,144A, Series XR, 7.50%, 2/15/32	1,468,000	1,503,184

Goat Holdco LLC,144A,6.75%, 2/1/32	1,357,000	1,402,314

Moog, Inc.,144A,4.25%, 12/15/27	839,000	836,670

TransDigm, Inc.

144A,6.75%, 8/15/28	3,670,000	3,735,344

4.625%, 1/15/29	2,022,000	2,015,976

144A,6.375%, 3/1/29	4,992,000	5,127,688

4.875%, 5/1/29 (a)	1,337,000	1,334,652

144A,6.875%, 12/15/30	2,417,000	2,515,500

144A,7.125%, 12/1/31	1,983,000	2,078,365

144A,6.625%, 3/1/32	3,745,000	3,879,790

144A,6.00%, 1/15/33	2,575,000	2,620,549

144A,6.375%, 5/31/33	4,789,000	4,887,811

144A,6.25%, 1/31/34	952,000	984,842

144A,6.75%, 1/31/34	3,556,000	3,690,351

144A,6.125%, 7/31/34	2,150,000	2,183,832

(Cost $49,971,891)		50,562,550

Building Materials — 2.4%

AmeriTex HoldCo Intermediate LLC,144A,7.625%, 8/15/33	1,277,000	1,337,048

Boise Cascade Co.,144A,4.875%, 7/1/30 (a)	947,000	944,207

Builders FirstSource, Inc.

144A,5.00%, 3/1/30	979,000	971,754

144A,4.25%, 2/1/32	2,296,000	2,189,740

144A,6.375%, 6/15/32	1,240,000	1,274,088

144A,6.375%, 3/1/34	1,783,000	1,836,519

144A,6.75%, 5/15/35	1,337,000	1,395,246

CP Atlas Buyer, Inc.,144A,9.75%, 7/15/30	902,000	902,856

Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	4,682,000	4,845,847

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	1,042,000	1,086,506

Griffon Corp.,5.75%, 3/1/28	1,539,000	1,538,198

James Hardie International Finance DAC,144A,5.00%, 1/15/28	714,000	713,302

Knife River Corp.,144A,7.75%, 5/1/31	768,000	800,659

Masterbrand, Inc.,144A,7.00%, 7/15/32 (a)	1,240,000	1,247,977

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	1,250,000	1,260,376

MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30 (a)	892,000	835,894

New Enterprise Stone & Lime Co., Inc.,144A,5.25%, 7/15/28	1,186,000	1,186,174

Quikrete Holdings, Inc.

144A,6.375%, 3/1/32	7,025,000	7,301,069

144A,6.75%, 3/1/33	2,608,000	2,710,901

Smyrna Ready Mix Concrete LLC

144A,6.00%, 11/1/28	2,187,000	2,189,950

144A,8.875%, 11/15/31	1,777,000	1,887,856

Standard Building Solutions, Inc.

144A,6.50%, 8/15/32	1,663,000	1,711,786

144A,6.25%, 8/1/33	1,957,000	1,993,502

144A,5.875%, 3/15/34	1,310,000	1,306,807

Standard Industries, Inc.

144A,4.75%, 1/15/28	1,672,000	1,666,777

144A,4.375%, 7/15/30	2,939,000	2,835,371

144A,3.375%, 1/15/31	1,877,000	1,732,897

(Cost $49,236,976)		49,703,307

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

144A,4.75%, 6/15/28	1,034,000	1,024,110

144A,4.375%, 3/31/29 (a)	1,263,000	1,226,871

144A,6.00%, 9/15/33 (a)	798,000	779,075

EnerSys

144A,4.375%, 12/15/27	523,000	520,830

144A,6.625%, 1/15/32	553,000	570,409

WESCO Distribution, Inc.

144A,7.25%, 6/15/28	2,310,000	2,326,852

144A,6.375%, 3/15/29	2,069,000	2,126,992

144A,6.625%, 3/15/32	1,242,000	1,292,014

144A,6.375%, 3/15/33	1,424,000	1,484,692

(Cost $11,250,452)		11,351,845

Electronics — 0.6%

Atkore, Inc.,144A,4.25%, 6/1/31 (a)	687,000	658,921

Coherent Corp.,144A,5.00%, 12/15/29	1,760,000	1,760,949

	Principal Amount $	Value $

Imola Merger Corp.,144A,4.75%, 5/15/29	3,466,000	3,407,270

Sensata Technologies BV

144A,4.00%, 4/15/29 (a)	1,128,000	1,104,098

144A,5.875%, 9/1/30	922,000	932,654

Sensata Technologies, Inc.

144A,4.375%, 2/15/30	904,000	886,792

144A,3.75%, 2/15/31	1,317,000	1,241,610

144A,6.625%, 7/15/32 (a)	892,000	933,735

TTM Technologies, Inc.,144A,4.00%, 3/1/29	822,000	797,712

(Cost $11,511,962)		11,723,741

Engineering & Construction — 0.8%

AECOM,144A,6.00%, 8/1/33	2,252,000	2,301,008

Arcosa, Inc.

144A,4.375%, 4/15/29	787,000	775,153

144A,6.875%, 8/15/32	986,000	1,034,444

ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C,144A,7.875%, 2/3/30 (a)	883,000	910,210

Brundage-Bone Concrete Pumping Holdings, Inc.,144A,7.50%, 2/1/32	801,000	815,953

Dycom Industries, Inc.,144A,4.50%, 4/15/29	1,122,000	1,104,780

Fluor Corp.,4.25%, 9/15/28	790,000	784,092

Global Infrastructure Solutions, Inc.

144A,5.625%, 6/1/29 (a)	810,000	809,807

144A,7.50%, 4/15/32	463,000	488,867

Great Lakes Dredge & Dock Corp.,144A,5.25%, 6/1/29	536,000	534,496

HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	1,392,000	1,437,122

Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	706,000	713,004

TopBuild Corp.

144A,3.625%, 3/15/29	687,000	664,843

144A,4.125%, 2/15/32	872,000	828,751

144A,5.625%, 1/31/34	1,257,000	1,267,750

Tutor Perini Corp.,144A,11.875%, 4/30/29	714,000	783,020

Weekley Homes LLC / Weekley Finance Corp.

144A,4.875%, 9/15/28	728,000	718,562

144A,6.75%, 1/15/34	886,000	891,140

(Cost $16,655,932)		16,863,002

Environmental Control — 0.8%

Clean Harbors, Inc.

144A,5.125%, 7/15/29	573,000	572,781

144A,6.375%, 2/1/31	902,000	926,105

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,5.75%, 10/15/33 (a)	1,381,000	1,413,641

Enviri Corp.,144A,5.75%, 7/31/27	848,000	848,712

GFL Environmental Holdings US, Inc.,144A,5.50%, 2/1/34	1,800,000	1,806,475

GFL Environmental, Inc.

144A,4.00%, 8/1/28	1,287,000	1,267,083

144A,4.75%, 6/15/29	1,277,000	1,268,723

144A,4.375%, 8/15/29	1,159,000	1,138,398

144A,6.75%, 1/15/31	1,733,000	1,817,657

Luna 1.5 Sarl,144A,12.00% or 12.75% PIK, 7/1/32 (a)	754,000	809,688

Madison IAQ LLC,144A,4.125%, 6/30/28	1,235,000	1,218,804

Reworld Holding Corp.,144A,4.875%, 12/1/29	1,365,000	1,315,482

Waste Pro USA, Inc.,144A,7.00%, 2/1/33	1,512,000	1,573,608

Wrangler Holdco Corp.,144A,6.625%, 4/1/32	812,000	845,869

(Cost $16,606,565)		16,823,026

Machinery-Construction & Mining — 0.2%

BWX Technologies, Inc.

144A,4.125%, 6/30/28	707,000	700,217

144A,4.125%, 4/15/29	687,000	672,531

Manitowoc Co., (The), Inc.,144A,9.25%, 10/1/31	535,000	581,555

Terex Corp.

144A,5.00%, 5/15/29	1,226,000	1,223,973

144A,6.25%, 10/15/32	1,307,000	1,346,038

(Cost $4,432,307)		4,524,314

Machinery-Diversified — 0.5%

ATS Corp.,144A,4.125%, 12/15/28	642,000	627,305

Chart Industries, Inc.

144A,7.50%, 1/1/30	2,214,000	2,299,930

144A,9.50%, 1/1/31	800,000	841,530

Columbus McKinnon Corp./ NY,144A,7.125%, 2/1/33	1,500,000	1,542,090

Esab Corp.,144A,6.25%, 4/15/29	1,360,000	1,394,079

Lsf12 Helix Parent LLC,144A,7.125%, 2/1/33	850,000	853,300

Mueller Water Products, Inc.,144A,4.00%, 6/15/29	779,000	756,748

TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	2,902,000	2,900,822

(Cost $11,119,205)		11,215,804

Metal Fabricate/Hardware — 0.2%

Advanced Drainage Systems, Inc.

144A,6.375%, 6/15/30	906,000	921,835

144A,5.375%, 3/1/34	890,000	896,782

Park-Ohio Industries, Inc.,144A,8.50%, 8/1/30	700,000	726,759

	Principal Amount $	Value $

Roller Bearing Co. of America, Inc.,144A,4.375%, 10/15/29	972,000	957,917

TMS International Corp.,144A,6.25%, 4/15/29	545,000	534,781

(Cost $3,970,064)		4,038,074

Miscellaneous Manufacturing — 0.9%

Amsted Industries, Inc.

144A,4.625%, 5/15/30	647,000	640,173

144A,6.375%, 3/15/33	842,000	875,039

Avient Corp.

144A,7.125%, 8/1/30	1,314,000	1,354,038

144A,6.25%, 11/1/31	1,123,000	1,159,710

Axon Enterprise, Inc.

144A,6.125%, 3/15/30	1,843,000	1,899,444

144A,6.25%, 3/15/33	1,163,000	1,205,472

Calderys Financing LLC,144A,11.25%, 6/1/28	941,000	977,384

Enpro, Inc.,144A,6.125%, 6/1/33 (a)	754,000	778,164

Entegris, Inc.

144A,4.375%, 4/15/28	917,000	909,160

144A,4.75%, 4/15/29	2,938,000	2,940,441

144A,3.625%, 5/1/29	618,000	593,166

144A,5.95%, 6/15/30	1,384,000	1,411,313

LSB Industries, Inc.,144A,6.25%, 10/15/28	959,000	964,019

Maxam Prill Sarl,144A,7.75%, 7/15/30	832,000	869,507

Trinity Industries, Inc.,144A,7.75%, 7/15/28	1,068,000	1,098,793

(Cost $17,427,358)		17,675,823

Packaging & Containers — 2.1%

Ardagh Group SA,144A,9.50%, 12/1/30	2,825,000	3,059,241

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A,3.25%, 9/1/28 (a)	1,086,000	1,050,564

144A,6.25%, 1/30/31	1,073,000	1,098,230

Ball Corp.

6.00%, 6/15/29	1,743,000	1,797,099

2.875%, 8/15/30	2,246,000	2,088,985

3.125%, 9/15/31	1,515,000	1,406,452

5.50%, 9/15/33	1,357,000	1,396,457

Cascades, Inc./Cascades USA, Inc.

144A,5.375%, 1/15/28	638,000	636,601

144A,6.75%, 7/15/30 (a)	637,000	652,925

Clearwater Paper Corp.,144A,4.75%, 8/15/28	405,000	362,341

Clydesdale Acquisition Holdings, Inc.

144A,6.625%, 4/15/29	1,002,000	1,012,346

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,6.875%, 1/15/30	902,000	915,828

144A,8.75%, 4/15/30	2,001,000	1,992,180

144A,6.75%, 4/15/32	2,500,000	2,518,876

Crown Americas LLC

5.25%, 4/1/30	1,022,000	1,045,861

144A,5.875%, 6/1/33	1,130,000	1,160,994

Graphic Packaging International LLC

144A,4.75%, 7/15/27	583,000	582,250

144A,3.50%, 3/15/28 (a)	944,000	917,750

144A,3.50%, 3/1/29	620,000	592,943

144A,3.75%, 2/1/30 (a)	847,000	801,341

144A,6.375%, 7/15/32 (a)	822,000	832,673

Mauser Packaging Solutions Holding Co.,144A,7.875%, 4/15/30	4,690,000	4,801,387

OI European Group BV,144A,4.75%, 2/15/30	687,000	661,816

Owens-Brockway Glass Container, Inc.

144A,6.625%, 5/13/27	602,000	602,430

144A,7.25%, 5/15/31 (a)	1,267,000	1,281,005

144A,7.375%, 6/1/32	503,000	508,387

Sealed Air Corp.

144A,4.00%, 12/1/27	611,000	609,292

144A,6.125%, 2/1/28	1,311,000	1,329,214

144A,5.00%, 4/15/29	691,000	696,648

144A,7.25%, 2/15/31	1,101,000	1,143,033

144A,6.50%, 7/15/32	677,000	697,262

144A,6.875%, 7/15/33	724,000	748,390

Silgan Holdings, Inc.,4.125%, 2/1/28	946,000	937,384

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC,144A,9.50%, 5/15/30	1,759,000	1,668,986

TriMas Corp.,144A,4.125%, 4/15/29	787,000	759,659

Trivium Packaging Finance BV,144A,8.25%, 7/15/30	870,000	932,035

(Cost $42,962,600)		43,298,865

Transportation — 0.6%

Beacon Mobility Corp.,144A,7.25%, 8/1/30	1,089,000	1,140,651

Danaos Corp.

144A,8.50%, 3/1/28	493,000	493,000

144A,6.875%, 10/15/32	852,000	878,685

First Student Bidco, Inc. / First Transit Parent, Inc.,144A,4.00%, 7/31/29	942,000	912,764

Genesee & Wyoming, Inc.,144A,6.25%, 4/15/32	1,180,000	1,216,269

Rand Parent LLC,144A,8.50%, 2/15/30 (a)	1,367,000	1,425,946

RXO, Inc.,144A,6.375%, 5/15/31	700,000	681,406

	Principal Amount $	Value $

Stonepeak Nile Parent LLC,144A,7.25%, 3/15/32	872,000	925,386

Watco Cos. LLC / Watco Finance Corp.,144A,7.125%, 8/1/32	1,726,000	1,816,102

XPO CNW, Inc.,6.70%, 5/1/34	572,000	613,658

XPO, Inc.

144A,7.125%, 6/1/31	814,000	845,839

144A,7.125%, 2/1/32	936,000	980,912

(Cost $11,722,639)		11,930,618

Technology — 3.8%

Computers — 0.9%

Amentum Holdings, Inc.,144A,7.25%, 8/1/32	1,693,000	1,773,983

ASGN, Inc.,144A,4.625%, 5/15/28	981,000	951,270

CACI International, Inc.,144A,6.375%, 6/15/33	1,753,000	1,804,700

Crane NXT Co.,4.20%, 3/15/48	660,000	437,808

Crowdstrike Holdings, Inc.,3.00%, 2/15/29	1,517,000	1,440,564

Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	1,247,000	1,219,147

Insight Enterprises, Inc.,144A,6.625%, 5/15/32	822,000	824,058

KBR, Inc.,144A,4.75%, 9/30/28	526,000	519,134

NCR Voyix Corp.

144A,5.00%, 10/1/28	1,313,000	1,290,160

144A,5.125%, 4/15/29	711,000	697,607

Pitney Bowes, Inc.

144A,6.875%, 3/15/27	616,000	616,120

144A,7.25%, 3/15/29	538,000	536,534

Science Applications

International Corp.

144A,4.875%, 4/1/28	852,000	848,338

144A,5.875%, 11/1/33	942,000	936,192

Seagate Data Storage Technology Pte Ltd.

144A,4.091%, 6/1/29	769,000	754,228

144A,8.25%, 12/15/29	861,000	908,492

144A,5.875%, 7/15/30	847,000	871,693

144A,8.50%, 7/15/31	832,000	875,204

144A,9.625%, 12/1/32	1,281,000	1,436,784

144A,5.75%, 12/1/34	530,000	542,203

(Cost $19,301,125)		19,284,219

Office/Business Equipment — 0.1%

Zebra Technologies Corp.,144A,6.50%, 6/1/32

(Cost $942,717)	922,000	945,024

Semiconductors — 0.4%

Amkor Technology, Inc.,144A,5.875%, 10/1/33	822,000	838,801

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

ams-OSRAM AG,144A,12.25%, 3/30/29	1,237,000	1,317,801

Kioxia Holdings Corp.

144A,6.25%, 7/24/30 (a)	2,077,000	2,156,557

144A,6.625%, 7/24/33	1,817,000	1,914,864

ON Semiconductor Corp.,144A,3.875%, 9/1/28	1,190,000	1,164,901

Synaptics, Inc.,144A,4.00%, 6/15/29	612,000	590,424

(Cost $7,813,483)		7,983,348

Software — 2.4%

Capstone Borrower, Inc.,144A,8.00%, 6/15/30	1,508,000	1,311,271

Cloud Software Group, Inc.

144A,6.50%, 3/31/29	7,107,000	6,969,671

144A,9.00%, 9/30/29	6,772,000	6,631,475

144A,8.25%, 6/30/32	3,217,000	3,219,695

144A,6.625%, 8/15/33 (a)	1,823,000	1,720,541

Consensus Cloud Solutions, Inc.,144A,6.50%, 10/15/28	718,000	712,680

CoreWeave, Inc.

144A,9.25%, 6/1/30	3,432,000	3,361,472

144A,9.00%, 2/1/31	3,244,000	3,130,026

Elastic NV,144A,4.125%, 7/15/29	1,132,000	1,069,489

Ellucian Holdings, Inc.,144A,6.50%, 12/1/29 (a)	1,140,000	1,117,906

Fair Isaac Corp.

144A,4.00%, 6/15/28	1,609,000	1,575,220

144A,6.00%, 5/15/33	2,675,000	2,703,826

Open Text Corp.

144A,3.875%, 2/15/28	1,609,000	1,533,767

144A,3.875%, 12/1/29	1,473,000	1,325,769

Open Text Holdings, Inc.

144A,4.125%, 2/15/30	1,489,000	1,341,908

144A,4.125%, 12/1/31 (a)	1,163,000	1,015,876

PTC, Inc.,144A,4.00%, 2/15/28	842,000	825,900

RingCentral, Inc.,144A,8.50%, 8/15/30	780,000	819,028

ROBLOX Corp.,144A,3.875%, 5/1/30	1,809,000	1,727,444

Rocket Software, Inc.,144A,9.00%, 11/28/28	1,454,000	1,417,664

Twilio, Inc.

3.625%, 3/15/29 (a)	922,000	887,204

3.875%, 3/15/31	872,000	821,856

UKG, Inc.,144A,6.875%, 2/1/31	4,378,000	4,247,311

ZoomInfo Technologies LLC / ZoomInfo Finance Corp.,144A,3.875%, 2/1/29	1,233,000	1,063,486

(Cost $51,958,717)		50,550,485

	Principal Amount $	Value $

Utilities — 4.4%

Electric — 4.2%

AES Corp.

7.60%, 1/15/55	1,706,000	1,714,774

6.95%, 7/15/55	922,000	891,120

Algonquin Power & Utilities Corp.,4.75%, 1/18/82	1,413,000	1,401,371

Alpha Generation LLC

144A,6.75%, 10/15/32	1,773,000	1,842,179

144A,6.25%, 1/15/34	1,367,000	1,388,198

Atlantica Sustainable Infrastructure

Ltd.,144A,4.125%, 6/15/28	563,000	549,728

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC,144A,6.375%, 2/15/32	1,823,000	1,817,635

Clearway Energy Operating LLC

144A,4.75%, 3/15/28	1,667,000	1,661,558

144A,3.75%, 2/15/31	1,650,000	1,563,117

144A,3.75%, 1/15/32	495,000	460,367

144A,5.75%, 1/15/34	1,100,000	1,114,495

ContourGlobal Power Holdings

SA,144A,6.75%, 2/28/30	885,000	911,550

DPL LLC,4.35%, 4/15/29	697,000	686,503

Edison International

8.125%, 6/15/53	872,000	906,431

7.875%, 6/15/54	724,000	753,712

Electricite de France SA,144A,9.125%, Perpetual (a)	2,684,000	3,192,307

EUSHI Finance Inc,6.25%, 4/1/56	1,457,000	1,467,802

EUSHI Finance, Inc.,7.625%, 12/15/54 (a)	821,000	866,717

Hawaiian Electric Co., Inc.,144A,6.00%, 10/1/33	852,000	868,415

Leeward Renewable Energy Operations LLC,144A,4.25%, 7/1/29	704,000	663,693

Lightning Power LLC,144A,7.25%, 8/15/32	2,675,000	2,839,946

Long Ridge Energy LLC,144A,8.75%, 2/15/32	1,156,000	1,240,654

NRG Energy, Inc.

5.75%, 1/15/28	798,000	797,944

144A,3.375%, 2/15/29 (a)	942,000	907,892

144A,5.25%, 6/15/29	1,582,000	1,587,520

144A,5.75%, 7/15/29	1,506,000	1,508,602

144A,3.625%, 2/15/31	1,843,000	1,739,657

144A,3.875%, 2/15/32 (a)	875,000	819,285

144A,6.00%, 2/1/33	1,992,000	2,040,233

144A,5.75%, 1/15/34	2,369,000	2,401,470

144A,6.25%, 11/1/34	1,606,000	1,660,875

144A,6.00%, 1/15/36 (a)	3,953,000	4,023,213

Pacificorp,7.375%, 9/15/55	1,502,000	1,521,183

PacifiCorp.,7.125%, 8/15/56	1,950,000	1,916,529

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Pattern Energy Operations LP / Pattern Energy Operations, Inc.,144A,4.50%, 8/15/28	1,108,000	1,095,163

PG&E Corp.

5.00%, 7/1/28	1,843,000	1,838,128

5.25%, 7/1/30 (a)	1,813,000	1,814,501

7.375%, 3/15/55	2,615,000	2,705,225

6.85%, 9/15/56	1,770,000	1,767,135

Talen Energy Supply LLC

144A,8.625%, 6/1/30	2,157,000	2,269,600

144A,6.25%, 2/1/34	2,540,000	2,584,690

144A,6.50%, 2/1/36	2,203,000	2,265,054

TransAlta Corp.

5.875%, 2/1/34	715,000	719,469

6.50%, 3/15/40	555,000	560,397

TXNM Energy, Inc.,144A,7.00%, 7/31/56	570,000	579,015

Vistra Operations Co. LLC

144A,5.00%, 7/31/27	1,570,000	1,567,736

144A,4.375%, 5/1/29	2,290,000	2,265,598

144A,7.75%, 10/15/31	3,197,000	3,378,462

144A,6.875%, 4/15/32	1,693,000	1,781,070

VoltaGrid LLC,144A,7.375%, 11/1/30	3,466,000	3,619,167

XPLR Infrastructure Operating Partners LP

144A,4.50%, 9/15/27 (a)	989,000	984,769

144A,7.25%, 1/15/29 (a)	1,337,000	1,387,741

144A,8.375%, 1/15/31 (a)	1,458,000	1,543,804

144A,8.625%, 3/15/33 (a)	1,612,000	1,706,292

144A,7.75%, 4/15/34 (a)	1,370,000	1,420,486

(Cost $86,406,811)		87,580,177

Gas — 0.2%

Altagas Ltd.,144A,7.20%, 10/15/54	1,622,000	1,694,685

AmeriGas Partners LP / AmeriGas Finance Corp. 5.75%, 5/20/27	1,108,000	1,117,132

144A,9.375%, 6/1/28	969,000	1,001,544

144A,9.50%, 6/1/30 (a)	906,000	969,756

(Cost $4,704,596)		4,783,117

TOTAL CORPORATE BONDS

(Cost $2,011,214,814)		2,034,136,002

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 7.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $153,058,280)	153,058,280	153,058,280

CASH EQUIVALENTS — 1.3%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $27,590,322)	27,590,322	27,590,322

TOTAL INVESTMENTS — 106.5%

(Cost $2,191,863,416)		2,214,784,604

Other assets and liabilities,net — (6.5%)		(134,484,137)

NET ASSETS — 100.0%		2,080,300,467

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 7.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

29,466,868	123,591,412	(e)	—	—	—	164,785	—	153,058,280	153,058,280

CASH EQUIVALENTS — 1.3%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

21,105,991	117,099,859		(110,615,528)	—	—	249,906	—	27,590,322	27,590,322

50,572,859	240,691,271		(110,615,528)	—	—	414,691	—	180,648,602	180,648,602

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $147,086,763, which is 7.1% of net assets.

(b)	Security is a bond where the coupon increases at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

Perpetual: Callable security with no stated maturity date.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$2,034,136,002	$—	$2,034,136,002

Short-Term Investments (a)	180,648,602	—	—	180,648,602

TOTAL	$180,648,602	$2,034,136,002	$—	$2,214,784,604

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 98.0%

Basic Materials — 5.9%

Chemicals — 3.2%

Ashland, Inc.,144A,3.375%, 9/1/31	1,464,000	1,349,994

Axalta Coating Systems Dutch

Holding B BV,144A,7.25%, 2/15/31	1,527,000	1,607,199

Axalta Coating Systems LLC,144A,3.375%, 2/15/29	2,327,000	2,246,296

Celanese US Holdings LLC

7.165%, 7/15/27 (a)	1,791,000	1,855,342

6.85%, 11/15/28	2,478,000	2,609,822

7.33%, 7/15/29	2,525,000	2,670,905

6.50%, 4/15/30 (a)	2,252,000	2,309,097

7.05%, 11/15/30	3,258,000	3,476,250

7.00%, 2/15/31	2,060,000	2,122,987

7.379%, 7/15/32	3,253,000	3,432,279

6.75%, 4/15/33 (a)	3,647,000	3,741,713

7.20%, 11/15/33 (a)	3,353,000	3,604,747

7.375%, 2/15/34	2,722,000	2,798,148

Chemours Co.

5.375%, 5/15/27	1,630,000	1,648,183

144A,5.75%, 11/15/28	2,529,000	2,545,803

144A,4.625%, 11/15/29	2,164,000	2,051,657

Chemours (The) Co.,144A,8.00%, 1/15/33 (a)	2,007,000	2,042,967

Consolidated Energy Finance SA

144A,5.625%, 10/15/28 (a)	1,923,000	1,617,724

144A,12.00%, 2/15/31	1,897,000	1,643,276

FMC Corp.

3.45%, 10/1/29	1,727,000	1,525,733

5.65%, 5/18/33 (a)	1,635,000	1,435,991

Huntsman International LLC

4.50%, 5/1/29	2,340,000	2,242,654

2.95%, 6/15/31	1,421,000	1,227,136

INEOS Finance PLC

144A,6.75%, 5/15/28	1,478,000	1,369,842

144A,7.50%, 4/15/29 (a)	2,310,000	2,064,398

Methanex Corp.

5.125%, 10/15/27	2,337,000	2,347,797

5.25%, 12/15/29	2,182,000	2,201,808

Methanex US Operations, Inc.,144A,6.25%, 3/15/32 (a)	2,032,000	2,104,406

NOVA Chemicals Corp.

144A,5.25%, 6/1/27	3,496,000	3,517,591

144A,8.50%, 11/15/28	1,452,000	1,521,885

144A,4.25%, 5/15/29	1,826,000	1,793,128

144A,9.00%, 2/15/30	1,984,000	2,110,196

144A,7.00%, 12/1/31	1,331,000	1,423,256

Olin Corp.

5.625%, 8/1/29 (a)	2,253,000	2,253,263

	Principal Amount $	Value $

5.00%, 2/1/30	1,743,000	1,696,392

144A,6.625%, 4/1/33	1,907,000	1,864,515

Olympus Water US Holding Corp.

144A,4.25%, 10/1/28	2,568,000	2,498,779

144A,6.25%, 10/1/29 (a)	1,611,000	1,576,229

144A,7.25%, 6/15/31	2,572,000	2,633,561

144A,6.75%, 8/1/32	3,708,000	3,653,401

144A,7.25%, 2/15/33	5,174,000	5,155,052

Perimeter Holdings LLC,144A,6.25%, 1/15/34	1,748,000	1,757,299

SCIH Salt Holdings, Inc.

144A,4.875%, 5/1/28	3,570,000	3,558,992

144A,6.625%, 5/1/29	2,442,000	2,437,873

SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	2,421,000	2,384,407

Solstice Advanced Materials, Inc.,144A,5.625%, 9/30/33	3,253,000	3,290,169

Tronox, Inc.

144A,4.625%, 3/15/29 (a)	3,557,000	2,753,341

144A,9.125%, 9/30/30 (a)	1,316,000	1,293,276

WR Grace Holdings LLC

144A,5.625%, 8/15/29	3,876,000	3,716,334

144A,6.625%, 8/15/32	2,415,000	2,445,047

144A,7.00%, 8/1/33	1,700,000	1,731,969

(Cost $120,298,049)		118,960,109

Forest Products & Paper — 0.3%

Domtar Corp.,144A,6.75%, 10/1/28	2,141,000	1,628,883

Eldorado Intl. Finance GmbH,144A,8.50%, 12/1/32	1,727,000	1,797,807

Glatfelter Corp.,144A,4.75%, 11/15/29 (a)	1,602,000	1,489,731

Magnera Corp.,144A,7.25%, 11/15/31	2,561,000	2,509,349

Mercer International, Inc.

144A,12.875%, 10/1/28	1,321,000	923,524

5.125%, 2/1/29	2,829,000	1,753,219

(Cost $11,941,202)		10,102,513

Iron/Steel — 1.1%

Cleveland-Cliffs, Inc.

144A,6.875%, 11/1/29	2,773,000	2,858,422

144A,6.75%, 4/15/30	2,285,000	2,321,754

144A,7.50%, 9/15/31	2,950,000	3,081,355

144A,7.00%, 3/15/32	4,601,000	4,678,646

144A,7.375%, 5/1/33	3,048,000	3,130,501

144A,7.625%, 1/15/34	3,773,000	3,874,649

Commercial Metals Co.

144A,5.75%, 11/15/33	3,383,000	3,453,671

144A,6.00%, 12/15/35	3,178,000	3,256,919

Metinvest BV,144A,7.75%, 10/17/29	1,635,000	1,468,514

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Mineral Resources Ltd.

144A,8.00%, 11/1/27	2,308,000	2,361,094

144A,9.25%, 10/1/28	3,105,000	3,254,823

144A,8.50%, 5/1/30 (a)	2,075,000	2,148,689

144A,7.00%, 4/1/31 (a)	2,287,000	2,407,397

United States Steel Corp.,6.875%, 3/1/29	1,317,000	1,315,682

(Cost $39,182,105)		39,612,116

Mining — 1.3%

Alcoa Nederland Holding BV

144A,4.125%, 3/31/29	1,807,000	1,778,311

144A,7.125%, 3/15/31	2,394,000	2,532,689

Alumina Pty Ltd.

144A,6.125%, 3/15/30	1,647,000	1,708,298

144A,6.375%, 9/15/32	1,627,000	1,690,451

Arsenal AIC Parent LLC

144A,8.00%, 10/1/30	2,297,000	2,429,148

144A,11.50%, 10/1/31	1,697,000	1,873,617

First Quantum Minerals Ltd.

144A,8.625%, 6/1/31 (a)	4,267,000	4,477,468

144A,8.00%, 3/1/33	3,452,000	3,689,726

144A,7.25%, 2/15/34	3,183,000	3,335,230

Fortescue Treasury Pty Ltd.

144A,4.50%, 9/15/27	1,932,000	1,932,126

144A,5.875%, 4/15/30	1,434,000	1,478,178

144A,4.375%, 4/1/31	3,473,000	3,369,485

144A,6.125%, 4/15/32 (a)	2,592,000	2,717,044

Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	1,856,000	1,872,082

Kaiser Aluminum Corp.

144A,4.50%, 6/1/31	1,821,000	1,761,464

144A,5.875%, 3/1/34	1,650,000	1,670,440

Vedanta Resources Finance II PLC

144A,10.875%, 9/17/29	3,864,000	4,133,109

144A,9.475%, 7/24/30	1,921,000	2,026,339

144A,11.25%, 12/3/31	1,627,000	1,801,000

144A,9.125%, 10/15/32	1,665,000	1,726,046

144A,9.85%, 4/24/33	1,821,000	1,946,283

(Cost $48,893,943)		49,948,534

Communications — 15.7%

Advertising — 1.4%

Clear Channel Outdoor

Holdings, Inc.

144A,7.75%, 4/15/28	3,053,000	3,079,030

144A,7.50%, 6/1/29	3,736,000	3,764,805

144A,7.875%, 4/1/30	2,666,000	2,811,028

144A,7.125%, 2/15/31	3,911,000	4,135,984

144A,7.50%, 3/15/33	3,048,000	3,292,087

Lamar Media Corp.

3.75%, 2/15/28	2,012,000	1,979,680

4.00%, 2/15/30	1,704,000	1,651,694

	Principal Amount $	Value $

3.625%, 1/15/31	1,973,000	1,869,582

144A,5.375%, 11/1/33	1,391,000	1,395,398

Neptune Bidco US, Inc.

144A,9.29%, 4/15/29	8,518,000	8,542,106

144A,10.375%, 5/15/31	3,974,000	4,014,312

144A,9.50%, 2/15/33	5,000,000	4,900,204

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A,5.00%, 8/15/27	1,983,000	1,987,252

144A,4.25%, 1/15/29	1,535,000	1,507,278

144A,4.625%, 3/15/30 (a)	1,727,000	1,695,549

144A,7.375%, 2/15/31	1,910,000	2,009,287

Stagwell Global LLC,144A,5.625%, 8/15/29	3,608,000	3,329,122

(Cost $51,803,561)		51,964,398

Internet — 1.6%

Arches Buyer, Inc.

144A,4.25%, 6/1/28	3,020,000	2,927,380

144A,6.125%, 12/1/28	1,567,000	1,480,227

Cogent Communications Group LLC / Cogent Finance, Inc.

144A,7.00%, 6/15/27 (a)	1,474,000	1,448,134

144A,6.50%, 7/1/32 (a)	1,942,000	1,722,884

Gen Digital, Inc.

144A,6.75%, 9/30/27	3,248,000	3,275,790

144A,6.25%, 4/1/33	3,125,000	3,111,803

Getty Images, Inc.

144A,11.25%, 2/21/30 (a)	1,740,000	1,541,245

144A,10.50%, 11/15/30	2,107,000	1,866,767

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A,5.25%, 12/1/27	1,768,000	1,759,977

144A,3.50%, 3/1/29	2,762,000	2,586,447

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A,5.75%, 5/15/28	1,433,000	1,344,087

144A,8.75%, 5/1/29	2,195,000	2,036,669

144A,9.50%, 5/30/29	2,610,000	2,454,368

144A,9.00%, 8/1/29	1,586,000	1,475,173

Match Group Holdings II LLC

144A,5.00%, 12/15/27	1,899,000	1,899,688

144A,4.625%, 6/1/28	1,557,000	1,539,290

144A,4.125%, 8/1/30	1,627,000	1,547,384

144A,3.625%, 10/1/31	1,585,000	1,439,341

144A,6.125%, 9/15/33	2,287,000	2,282,097

Newfold Digital Holdings Group, Inc.

144A,11.75%, 4/30/29	1,451,000	740,010

144A,11.75%, 4/30/29 (b)	29,400	14,994

144A,11.75%, 4/30/29 (b)	7,350	6,431

Rakuten Group, Inc.,144A,9.75%, 4/15/29	6,602,000	7,328,627

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Snap, Inc.

144A,6.875%, 3/1/33	4,660,000	4,644,341

144A,6.875%, 3/15/34	2,011,000	2,006,180

Wayfair LLC

144A,7.25%, 10/31/29	2,542,000	2,628,662

144A,7.75%, 9/15/30	2,537,000	2,669,698

144A,6.75%, 11/15/32	2,258,000	2,303,081

(Cost $61,353,394)		60,080,775

Media — 8.3%

AMC Networks, Inc.

144A,10.25%, 1/15/29	2,671,000	2,866,017

144A,10.50%, 7/15/32	1,272,000	1,304,086

Cable One, Inc.,144A,4.00%, 11/15/30 (a)	1,967,000	1,363,363

CCO Holdings LLC / CCO Holdings Capital Corp.

144A,5.125%, 5/1/27	3,512,000	3,516,816

144A,5.00%, 2/1/28	8,133,000	8,120,426

144A,5.375%, 6/1/29	5,070,000	5,061,361

144A,6.375%, 9/1/29	4,980,000	5,049,485

144A,4.75%, 3/1/30	9,694,000	9,378,394

144A,4.50%, 8/15/30	8,744,000	8,345,819

144A,4.25%, 2/1/31	9,830,000	9,169,575

144A,7.375%, 3/1/31 (a)	3,858,000	3,982,991

144A,4.75%, 2/1/32 (a)	3,924,000	3,651,895

4.50%, 5/1/32	9,586,000	8,779,285

144A,7.00%, 2/1/33	5,910,000	6,047,118

144A,4.50%, 6/1/33 (a)	5,882,000	5,257,759

144A,4.25%, 1/15/34 (a)	6,766,000	5,898,368

144A,7.375%, 2/1/36	4,193,000	4,258,583

CSC Holdings LLC

144A,5.50%, 4/15/27 (a)	4,200,000	3,565,011

144A,5.375%, 2/1/28 (a)	3,334,000	2,401,323

144A,7.50%, 4/1/28	3,344,000	1,884,194

144A,11.25%, 5/15/28 (a)	3,222,000	2,555,804

144A,11.75%, 1/31/29	6,885,000	4,910,301

144A,6.50%, 2/1/29	5,931,000	3,752,872

144A,5.75%, 1/15/30	7,449,000	2,885,472

144A,4.125%, 12/1/30	3,508,000	2,143,442

144A,4.625%, 12/1/30	7,748,000	2,874,936

144A,3.375%, 2/15/31	3,273,000	1,954,030

144A,4.50%, 11/15/31	5,090,000	3,059,198

144A,5.00%, 11/15/31	1,536,000	575,287

Directv Financing LLC

144A,8.875%, 2/1/30	5,014,000	5,021,989

144A,8.875%, 2/1/30	2,830,000	2,835,937

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A,5.875%, 8/15/27	5,524,000	5,533,899

144A,10.00%, 2/15/31	6,782,000	6,941,563

Discovery Communications LLC 3.95%, 3/20/28	4,169,000	4,146,529

	Principal Amount $	Value $

4.125%, 5/15/29	2,442,000	2,410,022

3.625%, 5/15/30	2,951,000	2,866,159

5.00%, 9/20/37	1,535,000	1,220,893

6.35%, 6/1/40	1,556,000	1,274,520

DISH DBS Corp.

7.375%, 7/1/28	3,519,000	3,398,646

144A,5.75%, 12/1/28	8,053,000	7,816,810

5.125%, 6/1/29	5,025,000	4,492,215

DISH Network Corp.,144A,11.75%, 11/15/27	10,652,000	11,033,672

EW Scripps (The) Co.,144A,9.875%, 8/15/30	2,450,000	2,462,402

Gray Media, Inc.

144A,10.50%, 7/15/29 (a)	3,520,000	3,775,608

144A,4.75%, 10/15/30 (a)	2,601,000	2,113,706

144A,5.375%, 11/15/31 (a)	3,973,000	3,131,593

144A,9.625%, 7/15/32 (a)	4,008,000	4,167,422

144A,7.25%, 8/15/33	2,366,000	2,444,816

iHeartCommunications, Inc.

144A,9.125%, 5/1/29	2,351,439	2,091,440

144A,10.875%, 5/1/30 (a)	2,246,399	1,668,591

144A,7.75%, 8/15/30	2,159,000	1,718,967

LCPR Senior Secured Financing DAC

144A,6.75%, 10/15/27	3,725,000	2,612,752

144A,5.125%, 7/15/29 (a)	2,676,000	1,818,282

McGraw-Hill Education, Inc.

144A,5.75%, 8/1/28	2,529,000	2,527,253

144A,8.00%, 8/1/29	2,431,000	2,415,547

144A,7.375%, 9/1/31	1,985,000	2,029,996

Nexstar Media, Inc.

144A,5.625%, 7/15/27	5,758,000	5,762,313

144A,4.75%, 11/1/28 (a)	3,263,000	3,248,956

Sinclair Television Group, Inc.

144A,5.50%, 3/1/30	1,689,000	1,506,926

144A,8.125%, 2/15/33	4,716,000	4,914,072

144A,9.75%, 2/15/33	1,409,000	1,567,512

Sirius XM Radio LLC

144A,5.00%, 8/1/27	5,170,000	5,170,131

144A,4.00%, 7/15/28	6,291,000	6,145,543

144A,5.50%, 7/1/29	4,076,000	4,082,971

144A,4.125%, 7/1/30	4,960,000	4,678,596

144A,3.875%, 9/1/31 (a)	5,094,000	4,675,249

TEGNA, Inc.

4.625%, 3/15/28	3,393,000	3,386,105

5.00%, 9/15/29	3,658,000	3,657,006

Univision Communications, Inc.

144A,8.00%, 8/15/28	4,698,000	4,828,877

144A,4.50%, 5/1/29	3,206,000	3,043,919

144A,7.375%, 6/30/30	2,978,000	2,980,514

144A,8.50%, 7/31/31	4,116,000	4,216,044

144A,9.375%, 8/1/32	5,030,000	5,326,777

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Versant Media Group, Inc.,144A,7.25%, 1/30/31	3,243,000	3,320,926

Virgin Media Finance PLC,144A,5.00%, 7/15/30	3,064,000	2,569,983

Virgin Media Secured Finance PLC

144A,5.50%, 5/15/29	4,661,000	4,528,580

144A,4.50%, 8/15/30	3,094,000	2,822,896

VZ Secured Financing BV,144A,7.50%, 1/15/33	3,691,000	3,630,385

Ziggo Bond Co. BV,144A,5.125%, 2/28/30	1,787,000	1,552,091

Ziggo BV,144A,4.875%, 1/15/30	3,326,000	3,137,160

(Cost $336,060,004)		309,337,972

Telecommunications — 4.4%

Altice Financing SA

144A,5.00%, 1/15/28 (a)	3,839,000	2,708,860

144A,5.75%, 8/15/29	6,823,000	4,733,368

Altice France Lux 3 / Altice Holdings 1,144A,10.00%, 1/15/33 (a)	3,321,000	3,124,756

Altice France SA

144A,9.50%, 11/1/29	4,265,528	4,334,817

144A,6.875%, 10/15/30	2,656,695	2,578,503

144A,6.50%, 4/15/32	6,248,565	5,990,256

144A,6.875%, 7/15/32	5,092,544	4,894,789

C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	2,612,000	2,705,976

Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	6,030,000	6,406,411

Connect Holding II LLC,144A,10.50%, 4/3/31	7,363,000	7,128,651

CT Trust,144A,5.125%, 2/3/32	2,523,000	2,431,541

EchoStar Corp.,10.75%, 11/30/29	17,651,000	19,284,141

Fibercop SpA

144A,6.375%, 11/15/33	1,527,000	1,553,203

144A,6.00%, 9/30/34	1,552,000	1,525,218

144A,7.20%, 7/18/36	1,589,000	1,615,018

144A,7.721%, 6/4/38	1,837,000	1,901,859

Iliad Holding SAS

144A,7.00%, 10/15/28	2,803,000	2,841,953

144A,8.50%, 4/15/31	3,228,000	3,460,187

144A,7.00%, 4/15/32	2,835,000	2,913,847

Level 3 Financing, Inc.

144A,4.875%, 6/15/29	1,095,000	1,055,306

144A,6.875%, 6/30/33	6,642,000	6,884,201

144A,7.00%, 3/31/34	7,914,000	8,232,970

144A,8.50%, 1/15/36	6,360,000	6,628,770

Millicom International Cellular SA

144A,5.125%, 1/15/28	1,100,700	1,098,849

144A,6.25%, 3/25/29	2,266,200	2,284,123

144A,4.50%, 4/27/31	2,735,000	2,555,974

	Principal Amount $	Value $

144A,7.375%, 4/2/32	1,374,000	1,422,587

Sable International Finance Ltd.,144A,7.125%, 10/15/32	3,053,000	3,093,825

Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC

144A,4.75%, 4/15/28	1,990,000	1,986,721

144A,6.50%, 2/15/29	3,514,000	3,420,747

144A,Series Feb, 8.625%, 6/15/32	3,500,000	3,552,700

144A,8.625%, 6/15/32 (a)	1,832,000	1,859,585

Uniti Services LLC,144A,7.50%, 10/15/33	4,779,000	4,975,713

Viasat, Inc.

144A,5.625%, 4/15/27	2,128,000	2,125,588

144A,6.50%, 7/15/28	1,607,000	1,587,798

144A,7.50%, 5/30/31 (a)	2,340,000	2,311,423

Vmed O2 UK Financing I PLC

144A,4.25%, 1/31/31	4,534,000	4,001,348

144A,4.75%, 7/15/31	4,504,000	4,014,554

144A,7.75%, 4/15/32	2,920,000	2,923,573

144A,6.75%, 1/15/33	2,850,000	2,703,793

Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	6,992,000	7,366,736

Zegona Finance PLC,144A,8.625%, 7/15/29	3,013,000	3,190,752

(Cost $162,227,349)		161,410,990

Consumer, Cyclical — 17.4%

Airlines — 0.6%

American Airlines, Inc.,144A,7.25%, 2/15/28	2,412,000	2,459,635

Gol Finance, Inc.,144A,14.375%, 6/6/30	6,948,000	7,191,180

JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	6,602,000	6,715,230

United Airlines Holdings, Inc.

4.875%, 3/1/29	3,300,000	3,332,053

5.375%, 3/1/31	3,300,000	3,368,672

(Cost $23,187,211)		23,066,770

Apparel — 0.2%

Levi Strauss & Co.,144A,3.50%, 3/1/31	1,567,000	1,471,235

Under Armour, Inc.,144A,7.25%, 7/15/30	1,261,000	1,305,566

VF Corp.

2.80%, 4/23/27	1,677,000	1,636,755

2.95%, 4/23/30	2,490,000	2,287,994

(Cost $6,623,817)		6,701,550

Auto Manufacturers — 1.3%

Allison Transmission, Inc.

144A,4.75%, 10/1/27	1,177,000	1,178,806

144A,5.875%, 6/1/29	1,965,000	1,988,830

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,3.75%, 1/30/31	3,103,000	2,953,549

144A,5.875%, 12/1/33	1,717,000	1,754,369

Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	3,426,000	2,786,503

Nissan Motor Acceptance Co. LLC

144A,5.30%, 9/13/27	1,301,000	1,310,751

144A,2.75%, 3/9/28	2,282,000	2,177,438

144A,7.05%, 9/15/28	2,778,000	2,888,525

144A,5.625%, 9/29/28	2,290,000	2,305,930

144A,6.125%, 9/30/30	4,206,000	4,218,218

Nissan Motor Co. Ltd.

144A,4.345%, 9/17/27 (a)	7,848,000	7,797,825

144A,7.50%, 7/17/30	3,353,000	3,539,674

144A,4.81%, 9/17/30	8,269,000	7,865,616

144A,7.75%, 7/17/32	2,440,000	2,611,445

144A,8.125%, 7/17/35	4,080,000	4,459,017

(Cost $50,294,465)		49,836,496

Auto Parts & Equipment — 1.9%

Adient Global Holdings Ltd.

144A,7.00%, 4/15/28	1,420,000	1,448,816

144A,8.25%, 4/15/31	1,635,000	1,711,287

144A,7.50%, 2/15/33	2,617,000	2,748,549

American Axle & Manufacturing, Inc.

5.00%, 10/1/29	1,832,000	1,791,224

144A,6.375%, 10/15/32	2,863,000	2,915,627

144A,7.75%, 10/15/33	4,151,000	4,221,591

Clarios Global LP / Clarios US Finance Co.

144A,6.75%, 5/15/28	2,697,000	2,760,576

144A,6.75%, 2/15/30	3,453,000	3,618,606

144A,6.75%, 9/15/32	3,964,000	4,117,010

Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29	2,141,000	1,935,923

Forvia SE

144A,8.00%, 6/15/30 (a)	1,552,000	1,654,730

144A,6.75%, 9/15/33	1,657,000	1,707,813

Goodyear Tire & Rubber Co.

4.875%, 3/15/27	2,137,000	2,132,690

5.00%, 7/15/29	2,879,000	2,824,185

6.625%, 7/15/30 (a)	1,767,000	1,806,590

5.25%, 4/30/31 (a)	1,704,000	1,634,930

5.25%, 7/15/31	2,111,000	2,015,464

5.625%, 4/30/33 (a)	1,443,000	1,374,432

Qnity Electronics, Inc.

144A,5.75%, 8/15/32	3,303,000	3,383,648

144A,6.25%, 8/15/33	2,480,000	2,578,083

Tenneco, Inc.,144A,8.00%, 11/17/28	6,396,000	6,400,765

ZF North America Capital, Inc. 144A,6.875%, 4/14/28	1,835,000	1,897,884

	Principal Amount $	Value $

144A,7.125%, 4/14/30	1,892,000	1,937,436

144A,6.75%, 4/23/30	2,612,000	2,640,290

144A,7.50%, 3/24/31	5,145,000	5,305,519

144A,6.875%, 4/23/32	2,287,000	2,295,707

(Cost $68,256,156)		68,859,375

Distribution/Wholesale — 0.2%

American Builders & Contractors Supply Co., Inc.

144A,4.00%, 1/15/28	2,437,000	2,403,549

144A,3.875%, 11/15/29	1,321,000	1,280,019

RB Global Holdings, Inc.

144A,6.75%, 3/15/28	1,849,000	1,881,158

144A,7.75%, 3/15/31	2,692,000	2,802,143

(Cost $8,414,990)		8,366,869

Entertainment — 3.1%

Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	1,923,000	1,998,617

Brightstar Lottery PLC,144A,5.25%, 1/15/29	2,450,000	2,441,083

Brightstar Lottery PLC/ Brightstar Global Solutions Corp.,144A,5.75%, 1/15/33	2,430,000	2,416,341

Caesars Entertainment, Inc.

144A,4.625%, 10/15/29 (a)	3,934,000	3,851,434

144A,7.00%, 2/15/30	6,606,000	6,776,131

144A,6.50%, 2/15/32	4,765,000	4,845,562

144A,6.00%, 10/15/32 (a)	3,781,000	3,699,203

Churchill Downs, Inc.

144A,5.50%, 4/1/27	2,723,000	2,726,259

144A,4.75%, 1/15/28	2,137,000	2,131,572

144A,5.75%, 4/1/30	3,874,000	3,907,115

144A,6.75%, 5/1/31	2,057,000	2,121,499

Cinemark USA, Inc.

144A,5.25%, 7/15/28 (a)	2,686,000	2,688,673

144A,7.00%, 8/1/32	1,527,000	1,591,719

Discovery Global Holdings, Inc.

4.054%, 3/15/29	4,356,000	4,312,963

4.279%, 3/15/32 (a)	8,867,000	8,157,640

Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	1,724,000	1,753,617

Light & Wonder International, Inc.

144A,7.25%, 11/15/29	1,927,000	1,977,389

144A,7.50%, 9/1/31	1,799,000	1,882,366

144A,6.25%, 10/1/33	3,253,000	3,269,086

Live Nation Entertainment, Inc.

144A,6.50%, 5/15/27	3,950,000	3,971,330

144A,4.75%, 10/15/27	3,120,000	3,119,968

144A,3.75%, 1/15/28	1,627,000	1,602,526

See Notes to Financial Statements.

74 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A,8.25%, 4/15/30	2,415,000	2,518,321

144A,11.875%, 4/15/31	2,397,000	2,542,790

Motion Bondco DAC,144A,6.625%, 11/15/27	1,422,000	1,347,901

Motion Finco Sarl,144A,8.375%, 2/15/32	1,358,000	1,083,995

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	1,301,000	1,258,473

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.

144A,5.625%, 9/1/29	2,442,000	1,755,188

144A,5.875%, 9/1/31	2,447,000	1,563,021

Rivers Enterprise Borrower LLC,144A,6.25%, 10/15/30	2,023,000	2,068,012

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.,144A,6.625%, 2/1/33	1,958,000	2,010,735

Six Flags Entertainment Corp.,144A,7.25%, 5/15/31 (a)	2,762,000	2,713,486

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.25%, 7/15/29 (a)	1,627,000	1,566,039

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	2,805,000	2,853,482

Six Flags Entertainment Corp./ Canada’s Wonderland Co/ Millennium Operations LLC,144A,8.625%, 1/15/32	3,289,000	3,332,476

Vail Resorts, Inc.

144A,5.625%, 7/15/30	1,726,000	1,757,353

144A,6.50%, 5/15/32	1,892,000	1,960,585

Voyager Parent LLC,144A,9.25%, 7/1/32	6,038,000	6,451,247

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A,5.125%, 10/1/29	2,540,000	2,556,474

144A,7.125%, 2/15/31	3,382,000	3,653,997

144A,6.25%, 3/15/33	2,612,000	2,668,936

(Cost $117,563,436)		116,904,604

Food Service — 0.3%

Aramark Services, Inc.,144A,5.00%, 2/1/28	3,611,000	3,614,228

TKC Holdings, Inc.

144A,8.50%, 8/15/30	3,600,000	3,686,886

144A,12.00%, 2/15/31	2,270,000	2,387,815

(Cost $9,735,232)		9,688,929

	Principal Amount $	Value $

Home Builders — 0.6%

Ashton Woods USA LLC / Ashton Woods Finance Co.

144A,4.625%, 4/1/30	1,311,000	1,253,348

144A,6.875%, 8/1/33	1,578,000	1,594,149

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC

144A,6.25%, 9/15/27	2,028,000	2,032,708

144A,4.875%, 2/15/30	1,657,000	1,558,826

Century Communities, Inc.

144A,3.875%, 8/15/29	1,605,000	1,531,519

144A,6.625%, 9/15/33	1,610,000	1,637,233

LGI Homes, Inc.

144A,8.75%, 12/15/28	1,221,000	1,274,708

144A,7.00%, 11/15/32 (a)	1,322,000	1,297,557

Mattamy Group Corp.

144A,4.625%, 3/1/30	1,957,000	1,912,238

144A,6.00%, 12/15/33	1,511,000	1,488,437

Taylor Morrison Communities, Inc.

144A,5.75%, 1/15/28	1,804,000	1,841,597

144A,5.125%, 8/1/30	1,527,000	1,541,551

144A,5.75%, 11/15/32	1,763,000	1,823,087

(Cost $21,056,507)		20,786,958

Home Furnishings — 0.4%

FXI Holdings, Inc.,144A,11.00%, 11/15/30	2,668,000	2,482,976

Somnigroup International, Inc.

144A,4.00%, 4/15/29	2,468,000	2,400,458

144A,3.875%, 10/15/31	2,724,000	2,558,698

Whirlpool Corp.

4.75%, 2/26/29	2,237,000	2,206,400

6.125%, 6/15/30	2,102,000	2,113,031

6.50%, 6/15/33 (a)	2,032,000	2,029,319

(Cost $13,868,439)		13,790,882

Housewares — 0.6%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	2,552,000	2,097,917

Central Garden & Pet Co.

4.125%, 10/15/30	1,515,000	1,463,144

144A,4.125%, 4/30/31	1,352,000	1,291,288

Newell Brands, Inc.

6.375%, 9/15/27	1,515,000	1,541,779

144A,8.50%, 6/1/28	4,076,000	4,292,604

6.625%, 9/15/29	1,657,000	1,684,205

6.375%, 5/15/30 (a)	2,583,000	2,593,001

6.625%, 5/15/32 (a)	1,727,000	1,727,972

Scotts Miracle-Gro Co.

4.50%, 10/15/29 (a)	1,338,000	1,324,515

4.00%, 4/1/31	1,550,000	1,469,126

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

4.375%, 2/1/32	1,402,000	1,337,668

(Cost $21,383,365)		20,823,219

Leisure Time — 1.5%

Carnival Corp.

144A,5.125%, 5/1/29	3,956,000	4,014,632

144A,5.75%, 3/15/30	3,263,000	3,377,003

144A,5.875%, 6/15/31	3,295,000	3,445,588

144A,5.75%, 8/1/32	10,119,000	10,514,137

144A,6.125%, 2/15/33	6,656,000	6,894,724

Life Time, Inc.,144A,6.00%, 11/15/31	1,545,000	1,593,110

NCL Corp. Ltd.

144A,7.75%, 2/15/29	1,957,000	2,092,391

144A,5.875%, 1/15/31	3,839,000	3,881,267

144A,6.75%, 2/1/32	5,896,000	6,075,946

144A,6.25%, 9/15/33	2,846,000	2,874,372

Patrick Industries, Inc.,144A,6.375%, 11/1/32	1,652,000	1,697,978

Sabre GLBL, Inc.

144A,10.75%, 11/15/29	1,761,000	1,285,804

144A,10.75%, 3/15/30	1,450,000	1,052,309

144A,11.125%, 7/15/30	4,245,000	3,082,931

Viking Cruises Ltd.,144A,5.875%, 10/15/33	5,548,000	5,663,093

(Cost $58,479,493)		57,545,285

Lodging — 2.3%

Boyd Gaming Corp.

4.75%, 12/1/27	3,052,000	3,049,507

144A,4.75%, 6/15/31	3,121,000	3,055,325

Hilton Domestic Operating Co., Inc.

144A,5.875%, 4/1/29	1,709,000	1,750,631

144A,3.75%, 5/1/29	2,672,000	2,603,049

4.875%, 1/15/30	3,233,000	3,237,229

144A,4.00%, 5/1/31	3,483,000	3,347,463

144A,3.625%, 2/15/32	4,980,000	4,643,661

144A,6.125%, 4/1/32	1,374,000	1,421,437

144A,5.875%, 3/15/33	3,263,000	3,360,949

144A,5.75%, 9/15/33	3,209,000	3,286,658

144A,5.50%, 3/31/34	3,603,000	3,643,400

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.

144A,5.00%, 6/1/29	2,660,000	2,598,004

144A,4.875%, 7/1/31	1,664,000	1,567,147

144A,6.625%, 1/15/32	3,065,000	3,129,223

Marriott Ownership Resorts, Inc.

144A,4.50%, 6/15/29	1,527,000	1,474,765

144A,6.50%, 10/1/33	1,934,000	1,876,528

Melco Resorts Finance Ltd.

144A,5.625%, 7/17/27	2,032,000	2,034,071

144A,5.75%, 7/21/28	2,595,000	2,595,170

	Principal Amount $	Value $

144A,5.375%, 12/4/29	3,761,000	3,676,938

144A,7.625%, 4/17/32 (a)	2,590,000	2,716,273

144A,6.50%, 9/24/33	1,677,000	1,674,149

MGM Resorts International

5.50%, 4/15/27	2,106,000	2,126,310

4.75%, 10/15/28	2,385,000	2,387,652

6.125%, 9/15/29	2,805,000	2,884,432

6.50%, 4/15/32 (a)	2,590,000	2,659,990

Station Casinos LLC

144A,4.50%, 2/15/28	2,109,000	2,101,584

144A,4.625%, 12/1/31	1,694,000	1,635,778

144A,6.625%, 3/15/32	1,637,000	1,677,026

Studio City Finance Ltd.

144A,6.50%, 1/15/28	1,456,000	1,457,190

144A,5.00%, 1/15/29	3,758,000	3,636,785

Travel + Leisure Co.

6.00%, 4/1/27	1,241,000	1,257,141

144A,4.50%, 12/1/29	2,331,000	2,284,972

144A,6.125%, 9/1/33	1,687,000	1,715,959

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	2,939,000	2,949,439

(Cost $86,195,611)		85,515,835

Retail — 4.4%

1011778 BC ULC / New Red Finance, Inc.

144A,3.875%, 1/15/28	4,757,000	4,699,842

144A,4.375%, 1/15/28	2,610,000	2,600,335

144A,3.50%, 2/15/29	2,490,000	2,406,422

144A,6.125%, 6/15/29	3,914,000	4,027,576

144A,5.625%, 9/15/29	2,127,000	2,167,251

144A,4.00%, 10/15/30	9,504,000	9,132,791

Advance Auto Parts, Inc.

3.90%, 4/15/30 (a)	1,769,000	1,653,837

144A,7.00%, 8/1/30	3,332,000	3,420,531

144A,7.375%, 8/1/33	3,187,000	3,268,269

Asbury Automotive Group, Inc.

4.50%, 3/1/28	1,327,000	1,323,175

144A,4.625%, 11/15/29	2,617,000	2,577,714

4.75%, 3/1/30	1,359,000	1,338,339

144A,5.00%, 2/15/32	2,099,000	2,042,528

Bath & Body Works, Inc.

5.25%, 2/1/28	1,462,000	1,470,585

7.50%, 6/15/29	1,763,000	1,802,035

144A,6.625%, 10/1/30	2,627,000	2,692,917

EG Global Finance PLC,144A,12.00%, 11/30/28	3,658,000	3,934,980

Ferrellgas LP / Ferrellgas Finance Corp.

144A,5.875%, 4/1/29	2,909,000	2,814,200

144A,9.25%, 1/15/31	2,071,000	2,150,120

See Notes to Financial Statements.

76 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.

144A,4.625%, 1/15/29	3,463,000	3,380,046

144A,6.75%, 1/15/30 (a)	3,771,000	3,559,880

FirstCash, Inc.

144A,4.625%, 9/1/28	1,797,000	1,776,423

144A,5.625%, 1/1/30	1,799,000	1,791,260

144A,6.875%, 3/1/32	1,595,000	1,648,036

Gap, Inc.

144A,3.625%, 10/1/29	2,395,000	2,280,306

144A,3.875%, 10/1/31	2,556,000	2,380,402

Global Auto Holdings Ltd. / AAG FH UK Ltd.

144A,8.375%, 1/15/29	1,793,000	1,717,748

144A,8.75%, 1/15/32	1,733,000	1,606,013

Group 1 Automotive, Inc.

144A,4.00%, 8/15/28	2,374,000	2,331,283

144A,6.375%, 1/15/30	1,637,000	1,678,927

Kohl’s Corp.,5.125%, 5/1/31	1,448,000	1,226,310

LBM Acquisition LLC

144A,6.25%, 1/15/29 (a)	2,297,000	1,753,581

144A,9.50%, 6/15/31	3,260,000	3,044,677

LCM Investments Holdings II LLC

144A,4.875%, 5/1/29	3,303,000	3,263,062

144A,8.25%, 8/1/31	2,870,000	3,018,322

Lithia Motors, Inc.

144A,4.625%, 12/15/27	1,351,000	1,352,496

144A,3.875%, 6/1/29	2,642,000	2,555,338

144A,5.50%, 10/1/30	1,832,000	1,844,705

144A,4.375%, 1/15/31	1,979,000	1,904,486

Macy’s Retail Holdings LLC

144A,6.125%, 3/15/32	1,378,000	1,389,131

144A,7.375%, 8/1/33	1,826,000	1,915,258

Michaels Cos., Inc.,144A,7.875%, 5/1/29	3,074,000	3,089,896

Murphy Oil USA, Inc.

4.75%, 9/15/29	1,552,000	1,538,467

144A,3.75%, 2/15/31	1,753,000	1,650,619

Nordstrom, Inc.

4.375%, 4/1/30 (a)	1,527,000	1,471,522

4.25%, 8/1/31 (a)	1,550,000	1,445,294

Park River Holdings, Inc.

144A,8.75%, 12/31/30 (a)	1,744,000	1,683,110

144A,8.00%, 3/15/31	2,642,000	2,661,070

PetSmart LLC / PetSmart Finance Corp.

144A,7.50%, 9/15/32	6,386,000	6,466,655

144A,10.00%, 9/15/33	2,450,000	2,459,437

QVC, Inc.,144A,6.875%, 4/15/29	1,994,000	847,450

QXO Building Products, Inc.,144A,6.75%, 4/30/32	7,357,000	7,626,310

	Principal Amount $	Value $

Sonic Automotive, Inc.

144A,4.625%, 11/15/29	2,140,000	2,112,713

144A,4.875%, 11/15/31	1,590,000	1,537,025

Staples, Inc.

144A,10.75%, 9/1/29	8,176,000	7,508,954

144A,12.75%, 1/15/30	2,700,624	1,901,121

Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	2,205,000	2,124,952

Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	1,429,000	1,502,899

Yum! Brands, Inc.

144A,4.75%, 1/15/30	2,592,000	2,595,818

3.625%, 3/15/31	3,566,000	3,386,704

4.625%, 1/31/32	3,658,000	3,598,784

5.375%, 4/1/32	3,078,000	3,130,972

(Cost $166,824,739)		163,280,909

Consumer, Non-cyclical — 16.5%

Agriculture — 0.1%

Darling Ingredients, Inc.

144A,5.25%, 4/15/27	1,972,000	1,973,271

144A,6.00%, 6/15/30	3,113,000	3,154,901

(Cost $5,105,037)		5,128,172

Beverages — 0.1%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A,6.25%, 4/1/29	2,201,000	2,206,152

144A,4.375%, 4/30/29	2,604,000	2,554,917

(Cost $4,800,379)		4,761,069

Biotechnology — 0.3%

BioMarin Pharmaceutical, Inc.,144A,5.50%, 2/15/34	2,800,000	2,826,662

Genmab A/S/Genmab Finance LLC

144A,6.25%, 12/15/32	5,064,000	5,258,929

144A,7.25%, 12/15/33	3,128,000	3,321,032

(Cost $11,331,870)		11,406,623

Commercial Services — 5.3%

ADT Security (The) Corp.

144A,4.125%, 8/1/29	3,523,000	3,440,211

144A,5.875%, 10/15/33	3,277,000	3,332,332

Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	4,524,000	4,740,510

Allied Universal Holdco LLC,144A,7.875%, 2/15/31	7,425,000	7,848,770

Allied Universal Holdco LLC / Allied Universal Finance Corp.

144A,6.00%, 6/1/29 (a)	2,931,000	2,902,582

144A,6.875%, 6/15/30	3,956,000	4,120,004

See Notes to Financial Statements.

DBX ETF Trust | 77

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	4,002,000	3,974,658

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A,4.75%, 4/1/28	1,527,000	1,493,068

144A,5.375%, 3/1/29 (a)	2,052,000	1,965,750

144A,8.25%, 1/15/30 (a)	2,290,000	2,311,904

144A,8.00%, 2/15/31	1,592,000	1,579,216

144A,8.375%, 6/15/32	2,027,000	1,994,543

Belron UK Finance PLC,144A,5.75%, 10/15/29	3,902,000	3,990,856

Block, Inc.

144A,5.625%, 8/15/30	3,834,000	3,886,319

3.50%, 6/1/31	3,268,000	3,071,226

6.50%, 5/15/32	6,746,000	6,944,157

144A,6.00%, 8/15/33	3,373,000	3,430,075

Brink’s Co.

144A,4.625%, 10/15/27	1,987,000	1,990,288

144A,6.50%, 6/15/29	1,241,000	1,278,942

144A,6.75%, 6/15/32	1,421,000	1,471,851

Clarivate Science Holdings Corp.

144A,3.875%, 7/1/28	3,037,000	2,843,068

144A,4.875%, 7/1/29	3,053,000	2,507,761

EquipmentShare.com, Inc.

144A,9.00%, 5/15/28	3,696,000	3,875,895

144A,8.625%, 5/15/32	1,967,000	2,106,447

144A,8.00%, 3/15/33 (a)	1,527,000	1,623,942

Garda World Security Corp.

144A,7.75%, 2/15/28	1,327,000	1,359,837

144A,6.00%, 6/1/29	1,612,000	1,576,796

144A,6.50%, 1/15/31	2,120,000	2,179,188

144A,8.25%, 8/1/32	1,791,000	1,832,394

144A,8.375%, 11/15/32	3,383,000	3,468,170

GEO Group, Inc.

8.625%, 4/15/29	2,119,000	2,209,717

10.25%, 4/15/31	1,907,000	2,048,912

Herc Holdings, Inc.

144A,6.625%, 6/15/29	2,442,000	2,522,532

144A,7.00%, 6/15/30	5,488,000	5,754,399

144A,5.75%, 3/15/31	1,857,000	1,883,483

144A,7.25%, 6/15/33 (a)	3,703,000	3,916,726

144A,6.00%, 3/15/34	2,072,000	2,085,018

Hertz Corp.

144A,12.625%, 7/15/29 (a)	4,106,000	3,789,096

144A,5.00%, 12/1/29	3,313,000	1,723,049

ION Platform Finance US, Inc.,144A,7.875%, 9/30/32	5,025,000	4,035,421

Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,3.375%, 8/31/27	3,053,000	3,006,517

	Principal Amount $	Value $

Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	4,394,000	4,233,969

RR Donnelley & Sons Co.

144A,9.50%, 8/1/29	3,538,000	3,649,090

144A,10.875%, 8/1/29	1,506,000	1,543,328

Sabre Financial Borrower LLC,144A,11.125%, 6/15/29	3,253,000	3,137,716

Service Corp. International

4.625%, 12/15/27	1,911,000	1,910,835

5.125%, 6/1/29	2,451,000	2,460,368

3.375%, 8/15/30	2,645,000	2,487,578

4.00%, 5/15/31	2,742,000	2,622,915

5.75%, 10/15/32	2,587,000	2,640,704

Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	5,338,000	5,229,251

Sotheby’s,144A,7.375%, 10/15/27	2,436,000	2,422,677

United Rentals North America, Inc.

3.875%, 11/15/27	2,520,000	2,511,145

4.875%, 1/15/28	5,366,000	5,366,341

5.25%, 1/15/30	2,520,000	2,549,832

4.00%, 7/15/30	2,415,000	2,351,403

3.875%, 2/15/31	3,683,000	3,550,720

3.75%, 1/15/32	2,490,000	2,353,139

144A,5.375%, 11/15/33	4,905,000	4,948,452

144A,6.125%, 3/15/34	3,623,000	3,799,918

Veritiv Operating Co.,144A,10.50%, 11/30/30	3,556,000	3,809,258

Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	4,146,000	4,328,489

Williams Scotsman, Inc.

144A,4.625%, 8/15/28	1,485,000	1,480,336

144A,6.625%, 6/15/29	1,465,000	1,514,388

144A,6.625%, 4/15/30	1,927,000	2,001,723

144A,7.375%, 10/1/31	1,408,000	1,474,988

(Cost $200,680,827)		196,494,193

Cosmetics/Personal Care —0.4%

Edgewell Personal Care Co.

144A,5.50%, 6/1/28	2,290,000	2,291,159

144A,4.125%, 4/1/29	1,527,000	1,474,648

Opal Bidco SAS,144A,6.50%, 3/31/32	3,708,000	3,821,639

Perrigo Finance Unlimited Co.

5.15%, 6/15/30	2,490,000	2,411,319

6.125%, 9/30/32	2,383,000	2,334,067

Prestige Brands, Inc.

144A,5.125%, 1/15/28	1,352,000	1,352,046

144A,3.75%, 4/1/31	1,857,000	1,737,873

(Cost $15,704,449)		15,422,751

See Notes to Financial Statements.

78 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Food — 2.5%

Albertsons Cos., Inc.,144A,5.625%, 3/31/32	3,950,000	3,967,959

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A,6.50%, 2/15/28	2,290,000	2,332,445

144A,3.50%, 3/15/29	4,361,000	4,207,873

144A,4.875%, 2/15/30	3,263,000	3,238,373

144A,5.50%, 3/31/31	2,477,000	2,496,767

144A,6.25%, 3/15/33	1,972,000	2,035,241

144A,5.75%, 3/31/34	5,602,000	5,581,148

B&G Foods, Inc.

5.25%, 9/15/27 (a)	2,103,000	2,051,530

144A,8.00%, 9/15/28	2,440,000	2,370,047

Fiesta Purchaser, Inc.

144A,7.875%, 3/1/31	1,637,000	1,687,447

144A,9.625%, 9/15/32 (a)	1,574,000	1,604,200

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	3,129,000	3,287,137

Lamb Weston Holdings, Inc.

144A,4.875%, 5/15/28	1,637,000	1,638,707

144A,4.125%, 1/31/30	3,062,000	2,970,941

144A,4.375%, 1/31/32	2,337,000	2,239,195

Performance Food Group, Inc.

144A,4.25%, 8/1/29	3,263,000	3,204,024

144A,6.125%, 9/15/32	3,283,000	3,374,093

144A,5.625%, 3/1/34	3,500,000	3,513,897

Pilgrim’s Pride Corp.

3.50%, 3/1/32	2,967,000	2,785,941

6.25%, 7/1/33	2,967,000	3,201,355

6.875%, 5/15/34	1,687,000	1,889,777

Post Holdings, Inc.

144A,4.625%, 4/15/30	4,509,000	4,417,125

144A,4.50%, 9/15/31	3,219,000	3,081,835

144A,6.25%, 2/15/32	3,053,000	3,144,428

144A,6.375%, 3/1/33	3,939,000	4,012,549

144A,6.25%, 10/15/34 (a)	1,962,000	2,005,262

144A,6.50%, 3/15/36	4,514,000	4,595,979

US Foods, Inc.

144A,6.875%, 9/15/28	1,615,000	1,667,152

144A,4.75%, 2/15/29	3,008,000	2,998,233

144A,4.625%, 6/1/30	1,577,000	1,562,651

144A,7.25%, 1/15/32	1,582,000	1,658,809

144A,5.75%, 4/15/33	1,705,000	1,740,817

(Cost $90,743,768)		90,562,937

Healthcare-Products — 0.7%

Avantor Funding, Inc.

144A,4.625%, 7/15/28	4,872,000	4,830,559

144A,3.875%, 11/1/29	2,797,000	2,672,504

	Principal Amount $	Value $

Bausch + Lomb Corp.,144A,8.375%, 10/1/28	4,294,000	4,455,025

Hologic, Inc.,144A,3.25%, 2/15/29	2,973,000	2,959,330

Medline Borrower LP,144A,5.25%, 10/1/29	8,293,000	8,297,732

Teleflex, Inc.

4.625%, 11/15/27	1,632,000	1,623,975

144A,4.25%, 6/1/28	1,582,000	1,559,180

(Cost $26,447,056)		26,398,305

Healthcare-Services — 4.9%

Acadia Healthcare Co., Inc.

144A,5.50%, 7/1/28	1,374,000	1,368,594

144A,5.00%, 4/15/29 (a)	1,919,000	1,881,172

144A,7.375%, 3/15/33 (a)	1,671,000	1,727,142

Charles River Laboratories International, Inc.

144A,4.25%, 5/1/28	1,644,000	1,627,968

144A,3.75%, 3/15/29	1,927,000	1,856,080

144A,4.00%, 3/15/31	1,515,000	1,431,511

CHS/Community Health Systems, Inc.

144A,6.00%, 1/15/29	1,530,000	1,525,403

144A,6.875%, 4/15/29	4,756,000	4,598,990

144A,6.125%, 4/1/30	4,469,000	3,955,693

144A,5.25%, 5/15/30	5,574,000	5,359,803

144A,4.75%, 2/15/31	5,019,000	4,608,879

144A,10.875%, 1/15/32	6,169,000	6,693,217

144A,9.75%, 1/15/34	6,354,000	6,703,908

Concentra Health Services, Inc.,144A,6.875%, 7/15/32 (a)	2,075,000	2,169,191

DaVita, Inc.

144A,4.625%, 6/1/30	8,637,000	8,460,645

144A,3.75%, 2/15/31	4,930,000	4,610,057

144A,6.875%, 9/1/32	3,553,000	3,694,093

144A,6.75%, 7/15/33	3,403,000	3,535,693

Encompass Health Corp.

4.50%, 2/1/28	2,434,000	2,424,629

4.75%, 2/1/30	2,662,000	2,649,804

4.625%, 4/1/31	1,421,000	1,396,231

Global Medical Response, Inc.,144A,7.375%, 10/1/32	3,264,000	3,419,138

IQVIA, Inc.

144A,5.00%, 5/15/27	3,628,000	3,622,225

144A,6.50%, 5/15/30	1,635,000	1,682,404

144A,6.25%, 6/1/32	6,526,000	6,721,297

LifePoint Health, Inc.

144A,5.375%, 1/15/29	2,008,000	1,964,018

144A,9.875%, 8/15/30	2,582,000	2,758,136

144A,11.00%, 10/15/30	3,608,000	3,923,238

144A,8.375%, 2/15/32	2,252,000	2,439,742

144A,10.00%, 6/1/32	2,562,000	2,675,379

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Molina Healthcare, Inc.

144A,4.375%, 6/15/28	2,442,000	2,401,465

144A,3.875%, 11/15/30	2,290,000	2,087,627

144A,6.50%, 2/15/31	2,755,000	2,767,246

144A,3.875%, 5/15/32	2,670,000	2,360,321

144A,6.25%, 1/15/33	2,315,000	2,279,074

MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30 (a)	2,538,000	1,863,032

National Mentor Holdings, Inc.,144A,10.50%, 12/15/30	4,293,000	4,280,971

Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	5,005,000	5,231,789

Radiology Partners, Inc.,144A,8.50%, 7/15/32	2,939,000	3,029,903

Select Medical Corp.,144A,6.25%, 12/1/32 (a)	1,873,000	1,828,625

Star Parent, Inc.,144A,9.00%, 10/1/30	3,473,000	3,529,315

Surgery Center Holdings, Inc.,144A,7.25%, 4/15/32 (a)	4,152,000	4,152,153

Team Health Holdings, Inc.,144A,8.375%, 6/30/28	1,313,000	1,322,673

Tenet Healthcare Corp.

5.125%, 11/1/27	4,994,000	4,999,704

4.625%, 6/15/28	1,728,000	1,726,584

6.125%, 10/1/28	5,768,000	5,784,687

4.25%, 6/1/29	4,924,000	4,858,913

4.375%, 1/15/30	4,652,000	4,570,047

6.125%, 6/15/30	6,288,000	6,421,268

6.75%, 5/15/31	4,678,000	4,869,913

144A,5.50%, 11/15/32	4,930,000	4,994,494

144A,6.00%, 11/15/33 (a)	2,490,000	2,574,772

US Acute Care Solutions LLC,144A,9.75%, 5/15/29 (a)	3,483,000	3,488,440

(Cost $184,196,465)		182,907,296

Household Products/Wares — 0.1%

Kronos Acquisition Holdings, Inc.

144A,8.25%, 6/30/31	1,789,000	1,223,229

144A,10.75%, 6/30/32	1,474,000	645,907

(Cost $2,911,714)		1,869,136

Pharmaceuticals — 2.1%

1261229 BC Ltd.,144A,10.00%, 4/15/32	19,666,000	20,354,460

Accendra Health, Inc.

144A,4.50%, 3/31/29 (a)	1,641,000	1,041,830

144A,6.625%, 4/1/30	1,838,000	885,968

AdaptHealth LLC

144A,4.625%, 8/1/29	1,877,000	1,802,493

144A,5.125%, 3/1/30	1,832,000	1,766,731

Bausch Health Cos., Inc.

144A,5.00%, 1/30/28	1,795,000	1,563,122

144A,4.875%, 6/1/28	3,587,000	3,341,523

	Principal Amount $	Value $

144A,11.00%, 9/30/28	2,850,000	2,982,682

144A,5.00%, 2/15/29	1,474,000	1,114,079

144A,6.25%, 2/15/29	2,569,000	2,032,721

144A,5.25%, 1/30/30	2,516,000	1,763,754

144A,5.25%, 2/15/31	1,468,000	959,103

Endo Finance Holdings LP,144A,8.50%, 4/15/31 (a)	3,553,000	3,778,360

Grifols SA,144A,4.75%, 10/15/28	2,302,000	2,274,778

HLF Financing Sarl LLC / Herbalife International, Inc.

144A,12.25%, 4/15/29	2,976,000	3,181,186

144A,4.875%, 6/1/29 (a)	1,942,000	1,862,071

Jazz Securities DAC,144A,4.375%, 1/15/29	4,980,000	4,912,726

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A,4.125%, 4/30/28	6,686,000	6,567,494

144A,5.125%, 4/30/31	5,201,000	4,626,240

144A,6.75%, 5/15/34	1,657,000	1,609,361

144A,7.875%, 5/15/34 (a)	1,657,000	1,546,333

Teva Pharmaceutical Finance Netherlands III BV

6.75%, 3/1/28	3,917,000	4,067,836

6.00%, 12/1/32	1,655,000	1,757,448

Teva Pharmaceutical Finance Netherlands IV BV,5.75%, 12/1/30	2,312,000	2,400,582

(Cost $73,421,305)		78,192,881

Diversified — 0.1%

Holding Companies-Diversified — 0.1%

Stena International SA

144A,7.25%, 1/15/31	2,646,000	2,729,418

144A,7.625%, 2/15/31	1,551,000	1,617,099

(Cost $4,344,117)		4,346,517

Energy — 10.7%

Oil & Gas — 4.9%

Aethon United BR LP /

Aethon United Finance Corp.,144A,7.50%, 10/1/29	3,365,000	3,541,535

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A,5.875%, 6/30/29	1,965,000	1,971,991

144A,6.625%, 10/15/32	1,854,000	1,927,413

144A,6.625%, 7/15/33	1,805,000	1,874,225

California Resources Corp.

144A,8.25%, 6/15/29	2,748,000	2,886,551

144A,7.00%, 1/15/34	1,366,000	1,391,888

Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,9.75%, 2/15/31	1,390,000	1,481,796

See Notes to Financial Statements.

80 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Chord Energy Corp.

144A,6.00%, 10/1/30	2,440,000	2,493,608

144A,6.75%, 3/15/33	2,480,000	2,577,464

CNX Resources Corp.

144A,7.375%, 1/15/31	1,887,000	1,958,206

144A,7.25%, 3/1/32	1,957,000	2,053,363

Comstock Resources, Inc.

144A,6.75%, 3/1/29	3,737,000	3,725,355

144A,6.75%, 3/1/29	1,621,000	1,619,096

144A,5.875%, 1/15/30	3,246,000	3,130,601

Crescent Energy Finance LLC

144A,9.25%, 2/15/28	1,544,000	1,589,814

144A,7.625%, 4/1/32	3,718,000	3,762,958

144A,7.875%, 4/15/32	3,213,000	3,275,123

144A,7.375%, 1/15/33	3,473,000	3,452,716

144A,8.375%, 1/15/34	1,807,000	1,869,025

CVR Energy, Inc.

144A,7.50%, 2/15/31	2,000,000	1,994,392

144A,7.875%, 2/15/34	1,300,000	1,274,733

Hilcorp Energy I LP / Hilcorp Finance Co.

144A,6.25%, 11/1/28	1,902,000	1,916,659

144A,5.75%, 2/1/29	1,902,000	1,911,331

144A,6.00%, 4/15/30	1,877,000	1,854,535

144A,6.00%, 2/1/31	1,832,000	1,785,701

144A,6.25%, 4/15/32	1,805,000	1,757,567

144A,8.375%, 11/1/33	1,832,000	1,934,326

144A,7.25%, 2/15/35	3,303,000	3,273,527

Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	2,290,000	2,412,146

Kosmos Energy Ltd.

144A,7.50%, 3/1/28	1,253,000	1,092,542

144A,8.75%, 10/1/31	1,651,000	1,247,438

Leviathan Bond Ltd.

144A,REGS, 6.50%, 6/30/27	1,976,351	1,989,056

144A,REGS, 6.75%, 6/30/30	1,856,523	1,914,996

Matador Resources Co.

144A,6.875%, 4/15/28	1,867,000	1,906,170

144A,6.50%, 4/15/32	3,058,000	3,124,651

144A,6.25%, 4/15/33	2,427,000	2,471,781

Medco Cypress Tree Pte Ltd.,144A,8.625%, 5/19/30	1,321,000	1,392,577

Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	1,472,000	1,530,291

Murphy Oil Corp.

6.00%, 10/1/32 (a)	1,932,000	1,936,492

6.50%, 2/15/34	1,755,000	1,755,964

Nabors Industries, Inc.,144A,7.625%, 11/15/32	2,307,000	2,378,148

Noble Finance II LLC,144A,8.00%, 4/15/30	4,444,000	4,627,870

Northern Oil & Gas, Inc. 144A,8.75%, 6/15/31	1,552,000	1,620,387

	Principal Amount $	Value $

144A,7.875%, 10/15/33	2,378,000	2,432,649

PBF Holding Co. LLC / PBF Finance Corp.

6.00%, 2/15/28	2,617,000	2,607,856

144A,9.875%, 3/15/30	2,537,000	2,694,215

144A,7.875%, 9/15/30 (a)	1,837,000	1,844,598

Permian Resources Operating LLC

144A,5.875%, 7/1/29	2,147,000	2,155,410

144A,7.00%, 1/15/32	3,353,000	3,520,958

144A,6.25%, 2/1/33	3,386,000	3,507,901

Puma International Financing SA,144A,7.75%, 4/25/29	1,795,000	1,863,788

SM Energy Co.

144A,8.375%, 7/1/28	4,622,000	4,779,305

6.50%, 7/15/28	1,551,000	1,560,773

144A,6.75%, 8/1/29	2,490,000	2,547,586

144A,8.625%, 11/1/30	3,078,000	3,259,627

144A,8.75%, 7/1/31	4,472,000	4,697,832

144A,7.00%, 8/1/32 (a)	2,380,000	2,425,420

144A,9.625%, 6/15/33	2,490,000	2,755,038

Sunoco LP

144A,7.00%, 5/1/29	2,370,000	2,459,103

144A,4.50%, 10/1/29	2,767,000	2,719,888

144A,4.625%, 5/1/30	2,437,000	2,385,626

144A,5.625%, 3/15/31	3,283,000	3,312,766

144A,7.25%, 5/1/32	2,315,000	2,447,115

144A,6.625%, 8/15/32	1,714,000	1,775,020

144A,6.25%, 7/1/33	3,253,000	3,352,106

144A,5.875%, 3/15/34	3,108,000	3,121,967

Sunoco LP / Sunoco Finance Corp.

6.00%, 4/15/27	1,737,000	1,738,735

144A,7.00%, 9/15/28	1,847,000	1,898,688

4.50%, 5/15/29	2,577,000	2,540,438

4.50%, 4/30/30	2,641,000	2,586,402

Talos Production, Inc.

144A,9.00%, 2/1/29	2,108,000	2,196,740

144A,9.375%, 2/1/31	1,988,000	2,116,560

TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	2,312,000	2,288,843

Transocean International Ltd.

144A,8.25%, 5/15/29	3,023,000	3,149,721

144A,8.50%, 5/15/31 (a)	3,103,000	3,283,348

144A,7.875%, 10/15/32	1,667,000	1,790,731

(Cost $181,336,537)		183,502,761

Oil & Gas Services — 0.8%

Archrock Partners LP / Archrock Partners Finance Corp.

144A,6.25%, 4/1/28	2,722,000	2,725,511

144A,6.625%, 9/1/32	2,162,000	2,251,414

See Notes to Financial Statements.

DBX ETF Trust | 81

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Archrock Services LP / Archrock Partners Finance Corp.,144A,6.00%, 2/1/34	2,830,000	2,866,759

Kodiak Gas Services LLC

144A,7.25%, 2/15/29	2,350,000	2,438,280

144A,6.50%, 10/1/33	2,451,000	2,528,785

144A,6.75%, 10/1/35	2,073,000	2,167,119

USA Compression Partners LP / USA Compression Finance Corp.

144A,7.125%, 3/15/29	3,298,000	3,409,476

144A,6.25%, 10/1/33	2,420,000	2,462,418

WBI Operating LLC

144A,6.25%, 10/15/30	2,719,000	2,772,659

144A,6.50%, 10/15/33	2,027,000	2,061,104

Weatherford International Ltd.,144A,6.75%, 10/15/33	3,909,000	4,088,869

(Cost $29,392,606)		29,772,394

Pipelines — 5.0%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A,5.75%, 1/15/28	2,238,000	2,238,524

144A,5.375%, 6/15/29	2,580,000	2,581,920

144A,6.625%, 2/1/32	1,912,000	1,988,662

144A,5.75%, 10/15/33	2,010,000	2,041,398

144A,5.75%, 7/1/34	2,032,000	2,064,719

Blue Racer Midstream LLC / Blue Racer Finance Corp.

144A,7.00%, 7/15/29	1,707,000	1,782,931

144A,7.25%, 7/15/32	1,652,000	1,748,404

Buckeye Partners LP

4.125%, 12/1/27	1,221,000	1,217,014

144A,4.50%, 3/1/28	1,827,000	1,829,673

144A,6.875%, 7/1/29	1,852,000	1,922,704

144A,6.75%, 2/1/30	1,537,000	1,605,478

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A,5.50%, 6/15/31	4,635,000	4,625,866

144A,7.50%, 12/15/33	1,637,000	1,767,035

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A,8.625%, 3/15/29	3,486,000	3,641,566

144A,7.375%, 6/30/33	2,387,000	2,470,359

Genesis Energy LP / Genesis Energy Finance Corp.

7.75%, 2/1/28	1,802,000	1,805,799

8.25%, 1/15/29	2,032,000	2,122,251

8.875%, 4/15/30	2,227,000	2,337,575

7.875%, 5/15/32	2,393,000	2,506,514

8.00%, 5/15/33	1,937,000	2,049,181

Global Partners LP / GLP Finance Corp.

144A,8.25%, 1/15/32	1,624,000	1,719,516

	Principal Amount $	Value $

144A,7.125%, 7/1/33	1,424,000	1,476,079

Golar LNG Ltd.,144A,7.50%, 10/2/30	1,635,000	1,646,165

Harvest Midstream I LP

144A,7.50%, 9/1/28	2,562,000	2,592,229

144A,7.50%, 5/15/32	1,757,000	1,824,869

Hess Midstream Operations LP

144A,5.875%, 3/1/28	2,522,000	2,565,023

144A,5.125%, 6/15/28	2,229,000	2,232,245

144A,6.50%, 6/1/29	2,057,000	2,129,474

144A,4.25%, 2/15/30	2,395,000	2,349,324

144A,5.50%, 10/15/30	1,321,000	1,331,769

Howard Midstream Energy Partners LLC

144A,7.375%, 7/15/32	1,912,000	2,019,072

144A,6.625%, 1/15/34	2,470,000	2,554,117

ITT Holdings LLC,144A,6.50%, 8/1/29	4,100,000	3,986,191

NGL Energy Operating LLC / NGL Energy Finance Corp.

144A,8.125%, 2/15/29	3,308,000	3,432,920

144A,8.375%, 2/15/32	4,271,000	4,482,743

NuStar Logistics LP

5.625%, 4/28/27	1,749,000	1,766,873

6.375%, 10/1/30	1,957,000	2,061,723

Rockies Express Pipeline LLC

144A,4.95%, 7/15/29	1,749,000	1,750,275

144A,6.75%, 3/15/33	1,657,000	1,752,607

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A,5.50%, 1/15/28	2,480,000	2,484,973

144A,7.375%, 2/15/29	2,502,000	2,595,074

144A,6.00%, 12/31/30	2,414,000	2,447,992

144A,6.00%, 9/1/31	1,612,000	1,634,352

144A,6.75%, 3/15/34	2,262,000	2,326,035

Venture Global Calcasieu Pass LLC

144A,3.875%, 8/15/29	3,921,000	3,759,063

144A,6.25%, 1/15/30	3,603,000	3,722,966

144A,4.125%, 8/15/31	4,196,000	3,938,283

144A,3.875%, 11/1/33	4,016,000	3,576,925

Venture Global LNG, Inc.

144A,8.125%, 6/1/28	6,870,000	7,052,845

144A,9.50%, 2/1/29	10,001,000	10,732,303

144A,7.00%, 1/15/30 (a)	5,080,000	5,156,119

144A,8.375%, 6/1/31 (a)	7,419,000	7,602,378

144A,9.875%, 2/1/32	6,539,000	6,932,478

Venture Global Plaquemines LNG LLC

144A,6.125%, 12/15/30	5,653,000	5,875,123

144A,7.50%, 5/1/33	3,991,000	4,429,248

144A,6.50%, 1/15/34	6,746,000	7,103,194

See Notes to Financial Statements.

82 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,6.50%, 6/15/34	4,141,000	4,349,980

144A,7.75%, 5/1/35	4,041,000	4,585,614

144A,6.75%, 1/15/36	6,656,000	7,094,005

(Cost $183,999,402)		185,419,737

Financial — 13.6%

Banks — 0.1%

Banco Votorantim SA,144A,5.875%, 4/8/28	2,043,000	2,081,306

Freedom Mortgage Corp.,144A,12.25%, 10/1/30	1,737,000	1,890,410

(Cost $3,948,254)		3,971,716

Diversified Financial Services — 5.8%

Ally Financial, Inc.,6.70%, 2/14/33	1,575,000	1,643,173

Aretec Group, Inc.

144A,7.50%, 4/1/29 (a)	1,486,000	1,475,029

144A,10.00%, 8/15/30	2,013,000	2,144,195

Azorra Finance Ltd.

144A,7.75%, 4/15/30	1,789,000	1,880,357

144A,7.25%, 1/15/31	1,879,000	1,962,555

144A,6.25%, 2/15/34	1,300,000	1,281,609

Bread Financial Holdings, Inc.,144A,6.75%, 5/15/31	1,727,000	1,761,689

Burford Capital Global Finance LLC

144A,9.25%, 7/1/31	2,266,000	2,304,905

144A,7.50%, 7/15/33	1,705,000	1,596,852

144A,8.50%, 1/15/34	1,627,000	1,596,347

Coinbase Global, Inc.

144A,3.375%, 10/1/28	3,093,000	2,952,533

144A,3.625%, 10/1/31 (a)	2,452,000	2,145,461

Credit Acceptance Corp.

144A,9.25%, 12/15/28	1,952,000	2,041,993

144A,6.625%, 3/15/30	1,682,000	1,676,382

CrossCountry Intermediate HoldCo LLC

144A,6.50%, 10/1/30	2,748,000	2,740,531

144A,6.75%, 12/1/32	1,982,000	1,963,140

Encore Capital Group, Inc.

144A,9.25%, 4/1/29	2,197,000	2,302,222

144A,8.50%, 5/15/30	1,527,000	1,634,453

144A,6.625%, 4/15/31	1,645,000	1,671,501

Enova International, Inc.

144A,11.25%, 12/15/28	836,000	883,614

144A,9.125%, 8/1/29	1,965,000	2,065,655

Focus Financial Partners LLC,144A,6.75%, 9/15/31	3,303,000	3,288,214

Freedom Mortgage Holdings LLC

144A,9.25%, 2/1/29	3,745,000	3,914,293

144A,6.875%, 5/1/31	2,703,000	2,609,063

144A,9.125%, 5/15/31	2,403,000	2,490,402

	Principal Amount $	Value $

144A,8.375%, 4/1/32	1,985,000	2,001,555

144A,7.875%, 4/1/33	1,675,000	1,652,585

GGAM Finance Ltd.

144A,8.00%, 6/15/28	1,910,000	2,009,515

144A,6.875%, 4/15/29	1,491,000	1,539,569

144A,5.875%, 3/15/30	1,336,000	1,360,476

goeasy Ltd.

144A,9.25%, 12/1/28	1,779,000	1,761,586

144A,7.625%, 7/1/29	1,992,000	1,869,055

144A,6.875%, 5/15/30	1,327,000	1,167,393

144A,7.375%, 10/1/30	1,321,000	1,172,093

144A,6.875%, 2/15/31	1,508,000	1,301,787

Jane Street Group / JSG Finance, Inc.

144A,4.50%, 11/15/29	1,900,000	1,855,451

144A,7.125%, 4/30/31	4,607,000	4,795,939

144A,6.125%, 11/1/32	5,456,000	5,492,752

144A,6.75%, 5/1/33	6,604,000	6,781,972

Jefferies Finance LLC / JFIN Co.- Issuer Corp.

144A,5.00%, 8/15/28	3,382,000	3,218,231

144A,6.625%, 10/15/31	1,610,000	1,568,961

Jefferson Capital Holdings LLC

144A,9.50%, 2/15/29	1,253,000	1,323,731

144A,8.25%, 5/15/30	1,567,000	1,642,942

LD Holdings Group LLC,144A,6.125%, 4/1/28	1,720,000	1,532,393

Navient Corp.

5.00%, 3/15/27	2,457,000	2,421,794

4.875%, 3/15/28	1,677,000	1,603,320

5.50%, 3/15/29	2,385,000	2,229,462

9.375%, 7/25/30	1,717,000	1,740,482

11.50%, 3/15/31	1,697,000	1,799,571

7.875%, 6/15/32 (a)	1,625,000	1,513,615

OneMain Finance Corp.

6.625%, 1/15/28	2,591,000	2,646,162

3.875%, 9/15/28	1,831,000	1,772,809

6.625%, 5/15/29	2,958,000	3,023,449

5.375%, 11/15/29	2,461,000	2,434,740

7.875%, 3/15/30	2,157,000	2,257,527

6.125%, 5/15/30	2,565,000	2,574,332

4.00%, 9/15/30	2,715,000	2,508,594

7.50%, 5/15/31	2,340,000	2,417,723

7.125%, 11/15/31	2,510,000	2,567,888

6.75%, 3/15/32	2,062,000	2,080,585

7.125%, 9/15/32	2,687,000	2,751,240

6.50%, 3/15/33	2,682,000	2,660,155

6.75%, 9/15/33	3,353,000	3,332,087

Osaic Holdings, Inc.

144A,6.75%, 8/1/32	3,385,000	3,418,393

144A,8.00%, 8/1/33	2,391,000	2,384,497

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

PennyMac Financial Services, Inc.

144A,4.25%, 2/15/29	2,185,000	2,102,201

144A,7.875%, 12/15/29	2,310,000	2,427,230

144A,7.125%, 11/15/30	2,145,000	2,206,645

144A,5.75%, 9/15/31	1,647,000	1,600,447

144A,6.875%, 5/15/32	2,820,000	2,839,898

144A,6.875%, 2/15/33	2,795,000	2,800,403

144A,6.75%, 2/15/34	2,200,000	2,177,129

PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	2,327,000	2,338,388

PRA Group, Inc.,144A,8.875%, 1/31/30	1,836,000	1,870,425

Rocket Cos., Inc.

144A,6.50%, 8/1/29	2,483,000	2,554,061

144A,6.125%, 8/1/30	6,601,000	6,776,052

144A,7.125%, 2/1/32	3,187,000	3,334,794

144A,6.375%, 8/1/33	6,626,000	6,856,385

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A,3.625%, 3/1/29	2,410,000	2,323,784

144A,3.875%, 3/1/31	4,056,000	3,815,200

144A,4.00%, 10/15/33	2,835,000	2,612,250

SLM Corp.,6.50%, 1/31/30	1,572,000	1,597,565

Stonex Escrow Issuer LLC,144A,6.875%, 7/15/32	2,128,000	2,209,941

StoneX Group, Inc.,144A,7.875%, 3/1/31	1,969,000	2,091,651

Synchrony Financial,7.25%, 2/2/33	2,560,000	2,701,010

United Wholesale Mortgage LLC

144A,5.75%, 6/15/27	1,637,000	1,631,064

144A,5.50%, 4/15/29	2,412,000	2,367,421

UWM Holdings LLC

144A,6.625%, 2/1/30	2,602,000	2,584,483

144A,6.25%, 3/15/31	3,383,000	3,270,912

Velocity Commercial Capital LLC,144A,9.375%, 2/15/31	1,650,000	1,674,029

(Cost $217,967,334)		214,975,947

Insurance — 3.2%

Acrisure LLC / Acrisure Finance, Inc.

144A,8.25%, 2/1/29	2,904,000	2,907,038

144A,4.25%, 2/15/29	2,337,000	2,225,327

144A,8.50%, 6/15/29	1,827,000	1,824,248

144A,6.00%, 8/1/29 (a)	1,587,000	1,482,504

144A,7.50%, 11/6/30	3,478,000	3,541,494

144A,6.75%, 7/1/32	1,986,000	1,949,365

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A,4.25%, 10/15/27	2,365,000	2,337,354

144A,6.75%, 10/15/27	3,745,000	3,747,119

144A,6.75%, 4/15/28	4,316,000	4,368,172

	Principal Amount $	Value $

144A,5.875%, 11/1/29	1,654,000	1,615,139

144A,7.00%, 1/15/31	4,660,000	4,747,818

144A,6.50%, 10/1/31	3,308,000	3,330,291

144A,7.375%, 10/1/32	2,397,000	2,373,093

AmWINS Group, Inc.,144A,6.375%, 2/15/29	2,590,000	2,637,236

Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	4,938,000	5,059,377

Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	5,371,000	5,305,854

Asurion LLC and Asurion Co.- Issuer, Inc.

144A,8.00%, 12/31/32	10,875,000	11,431,452

144A,8.375%, 2/1/34	10,900,000	10,854,075

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC

144A,7.25%, 2/15/31	3,203,000	3,248,880

144A,8.125%, 2/15/32	3,977,000	3,811,111

HUB International Ltd.

144A,5.625%, 12/1/29	1,879,000	1,851,306

144A,7.25%, 6/15/30	10,811,000	11,157,268

144A,7.375%, 1/31/32	6,226,000	6,340,868

Jones Deslauriers Insurance Management, Inc.

144A,8.50%, 3/15/30	2,343,000	2,432,746

144A,6.875%, 10/1/33	1,361,000	1,251,195

Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	9,719,000	9,894,632

Ryan Specialty LLC

144A,4.375%, 2/1/30	1,276,000	1,242,798

144A,5.875%, 8/1/32	3,964,000	3,996,464

(Cost $117,765,691)		116,964,224

Investment Companies — 0.2%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

5.25%, 5/15/27	4,592,000	4,526,496

4.375%, 2/1/29	2,058,000	1,755,687

(Cost $6,639,791)		6,282,183

Real Estate — 0.7%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	2,147,197	2,172,124

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A,5.75%, 1/15/29	2,207,000	2,177,296

144A,5.25%, 4/15/30	1,400,000	1,325,315

144A,9.75%, 4/15/30	1,637,000	1,765,130

Cushman & Wakefield US Borrower LLC

144A,6.75%, 5/15/28	2,065,000	2,072,294

144A,8.875%, 9/1/31	1,551,000	1,642,616

Howard Hughes Corp. 144A,4.125%, 2/1/29	2,420,000	2,344,921

See Notes to Financial Statements.

84 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,4.375%, 2/1/31	2,010,000	1,913,193

Howard Hughes (The) Corp.

144A,5.875%, 3/1/32	1,650,000	1,650,155

144A,6.125%, 3/1/34	1,650,000	1,647,977

Hunt Cos., Inc.,144A,5.25%, 4/15/29	2,039,000	1,953,916

Kennedy-Wilson, Inc.

4.75%, 3/1/29	1,968,000	1,940,570

4.75%, 2/1/30	2,002,000	1,943,341

5.00%, 3/1/31 (a)	1,972,000	1,912,939

(Cost $26,668,165)		26,461,787

Real Estate Investment Trusts — 3.4%

Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	1,707,000	1,699,777

Arbor Realty SR, Inc.

144A,8.50%, 12/15/28 (a)	1,442,000	1,404,110

144A,7.875%, 7/15/30	1,590,000	1,466,595

Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	1,424,000	1,518,978

Brandywine Operating Partnership LP

3.95%, 11/15/27	1,374,000	1,347,896

8.875%, 4/12/29	1,779,000	1,891,349

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	1,790,000	1,767,595

Diversified Healthcare Trust

4.75%, 2/15/28 (a)	1,897,000	1,856,349

4.375%, 3/1/31	1,527,000	1,382,309

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non- MTM,144A,7.375%, 9/30/30	1,221,000	1,234,669

Hudson Pacific Properties LP

3.95%, 11/1/27	1,871,000	1,781,002

4.65%, 4/1/29 (a)	1,535,000	1,367,447

3.25%, 1/15/30	1,277,000	1,062,477

Iron Mountain, Inc.

144A,4.875%, 9/15/27	3,303,000	3,303,740

144A,5.25%, 3/15/28	2,628,000	2,631,231

144A,5.00%, 7/15/28	1,707,000	1,706,683

144A,7.00%, 2/15/29	3,193,000	3,278,837

144A,4.875%, 9/15/29	3,278,000	3,250,958

144A,5.25%, 7/15/30	4,469,000	4,449,959

144A,4.50%, 2/15/31	3,608,000	3,482,676

144A,5.625%, 7/15/32	2,062,000	2,058,778

144A,6.25%, 1/15/33	3,954,000	4,042,858

Millrose Properties, Inc.

144A,6.375%, 8/1/30	4,041,000	4,148,086

144A,6.25%, 9/15/32	2,625,000	2,660,078

	Principal Amount $	Value $

MPT Operating Partnership LP / MPT Finance Corp.

5.00%, 10/15/27 (a)	4,644,000	4,553,317

4.625%, 8/1/29	3,088,000	2,670,768

3.50%, 3/15/31	4,304,000	3,295,358

144A,8.50%, 2/15/32	4,770,000	5,108,684

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A,5.875%, 10/1/28	2,095,000	2,096,206

144A,4.875%, 5/15/29	2,490,000	2,447,737

144A,7.00%, 2/1/30	1,829,000	1,895,058

Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	1,271,000	1,296,872

RHP Hotel Properties LP / RHP Finance Corp.

4.75%, 10/15/27	2,223,500	2,224,584

144A,7.25%, 7/15/28	1,178,000	1,210,494

144A,4.50%, 2/15/29	1,977,000	1,951,010

144A,6.50%, 4/1/32	3,153,000	3,264,622

144A,6.50%, 6/15/33 (a)	2,134,000	2,218,037

Rithm Capital Corp.

144A,8.00%, 4/1/29	2,746,000	2,765,508

144A,8.00%, 7/15/30	1,627,000	1,635,826

RLJ Lodging Trust LP,144A,4.00%, 9/15/29	1,577,000	1,509,867

SBA Communications Corp.,3.125%, 2/1/29	4,930,000	4,742,890

Service Properties Trust

5.50%, 12/15/27	1,384,000	1,388,047

3.95%, 1/15/28	1,431,000	1,365,675

8.375%, 6/15/29	2,437,000	2,559,457

4.95%, 10/1/29 (a)	1,360,000	1,236,424

4.375%, 2/15/30 (a)	1,262,000	1,118,820

144A,8.625%, 11/15/31	3,279,000	3,451,603

8.875%, 6/15/32 (a)	1,715,000	1,722,826

Starwood Property Trust, Inc.

144A,5.25%, 10/15/28	1,557,000	1,565,226

144A,7.25%, 4/1/29	1,877,000	1,969,172

144A,6.00%, 4/15/30	1,321,000	1,356,539

144A,6.50%, 7/1/30	1,527,000	1,589,019

144A,6.50%, 10/15/30	1,807,000	1,884,191

144A,5.75%, 1/15/31	2,021,000	2,044,648

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	2,482,000	2,347,924

Vornado Realty LP,5.75%, 2/1/33	1,617,000	1,641,253

(Cost $128,840,020)		126,922,099

Venture Capital — 0.2%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

9.75%, 1/15/29	2,297,000	2,272,121

144A,10.00%, 11/15/29	3,223,000	3,186,547

See Notes to Financial Statements.

DBX ETF Trust | 85

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

9.00%, 6/15/30	2,459,000	2,341,061

(Cost $8,031,540)		7,799,729

Industrial — 10.4%

Aerospace/Defense — 2.2%

ATI, Inc.,7.25%, 8/15/30	1,548,000	1,622,578

Bombardier, Inc.

144A,6.00%, 2/15/28	892,000	891,833

144A,7.50%, 2/1/29	1,890,000	1,966,452

144A,8.75%, 11/15/30	2,730,000	2,928,176

144A,7.25%, 7/1/31 (a)	2,315,000	2,465,852

144A,7.00%, 6/1/32	2,371,000	2,500,556

144A,6.75%, 6/15/33	2,601,000	2,744,037

TransDigm, Inc.

144A,6.75%, 8/15/28	6,760,000	6,888,812

4.625%, 1/15/29	3,874,000	3,864,861

144A,6.375%, 3/1/29	9,063,000	9,320,670

4.875%, 5/1/29	2,439,000	2,436,266

144A,6.875%, 12/15/30	4,937,000	5,141,135

144A,7.125%, 12/1/31	3,433,000	3,602,388

144A,6.625%, 3/1/32	7,326,000	7,598,835

144A,6.00%, 1/15/33	4,900,000	4,990,327

144A,6.375%, 5/31/33	8,806,000	8,994,959

144A,6.25%, 1/31/34	1,577,000	1,632,397

144A,6.75%, 1/31/34	6,576,000	6,830,073

144A,6.125%, 7/31/34	3,950,000	4,017,094

(Cost $79,414,356)		80,437,301

Building Materials — 2.2%

Builders FirstSource, Inc.

144A,5.00%, 3/1/30	1,754,000	1,742,465

144A,4.25%, 2/1/32	4,269,000	4,075,591

144A,6.375%, 6/15/32	2,567,000	2,639,943

144A,6.375%, 3/1/34	3,248,000	3,349,552

144A,6.75%, 5/15/35	2,420,000	2,528,451

Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	2,272,000	1,717,703

Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29 (a)	1,695,000	1,233,732

EMRLD Borrower LP / Emerald Co.-Issuer, Inc.

144A,6.625%, 12/15/30	8,812,000	9,131,391

144A,6.75%, 7/15/31	1,852,000	1,932,908

James Hardie International Finance DAC,144A,5.00%, 1/15/28	1,221,000	1,222,530

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	2,417,000	2,438,574

MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	1,602,000	1,502,589

Quikrete Holdings, Inc.

144A,6.375%, 3/1/32	13,045,000	13,566,122

144A,6.75%, 3/1/33	5,080,000	5,283,967

	Principal Amount $	Value $

Smyrna Ready Mix Concrete LLC

144A,6.00%, 11/1/28	3,698,000	3,705,798

144A,8.875%, 11/15/31	3,658,000	3,888,487

Standard Building Solutions, Inc.

144A,6.50%, 8/15/32	3,078,000	3,172,852

144A,6.25%, 8/1/33	3,758,000	3,830,744

144A,5.875%, 3/15/34	2,361,000	2,356,874

Standard Industries, Inc.

144A,4.75%, 1/15/28	3,403,000	3,394,667

144A,4.375%, 7/15/30	5,090,000	4,914,114

144A,3.375%, 1/15/31	3,608,000	3,333,510

(Cost $81,640,523)		80,962,564

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

144A,4.75%, 6/15/28	1,812,000	1,796,081

144A,4.375%, 3/31/29	2,501,000	2,431,546

144A,6.00%, 9/15/33 (a)	1,321,000	1,291,323

WESCO Distribution, Inc.

144A,7.25%, 6/15/28	4,856,000	4,894,557

144A,6.375%, 3/15/29	3,008,000	3,096,071

144A,6.625%, 3/15/32	2,795,000	2,911,046

144A,6.375%, 3/15/33	2,642,000	2,756,375

(Cost $19,273,467)		19,176,999

Electronics — 0.4%

Imola Merger Corp.,144A,4.75%, 5/15/29	6,631,000	6,523,447

Sensata Technologies BV

144A,4.00%, 4/15/29	2,137,000	2,093,278

144A,5.875%, 9/1/30	1,677,000	1,699,482

Sensata Technologies, Inc.

144A,4.375%, 2/15/30	1,484,000	1,457,102

144A,3.75%, 2/15/31	2,540,000	2,396,366

144A,6.625%, 7/15/32	1,587,000	1,662,776

(Cost $15,857,076)		15,832,451

Engineering & Construction — 0.8%

AECOM,144A,6.00%, 8/1/33	3,964,000	4,053,000

Arcosa, Inc.

144A,4.375%, 4/15/29	1,331,000	1,312,042

144A,6.875%, 8/15/32	1,972,000	2,070,249

Brand Industrial Services, Inc.,144A,10.375%, 8/1/30 (a)	4,741,000	4,433,406

Fluor Corp.,4.25%, 9/15/28	1,690,000	1,678,689

HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	2,995,000	3,100,169

IHS Holding Ltd.

144A,6.25%, 11/29/28	1,584,000	1,590,520

144A,7.875%, 5/29/30	1,679,000	1,760,435

144A,8.25%, 11/29/31	2,185,000	2,329,355

TopBuild Corp. 144A,3.625%, 3/15/29	1,322,000	1,280,414

See Notes to Financial Statements.

86 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

144A,4.125%, 2/15/32	1,677,000	1,595,619

144A,5.625%, 1/31/34	2,497,000	2,519,977

(Cost $27,683,239)		27,723,875

Environmental Control — 0.8%

Clean Harbors, Inc.

144A,6.375%, 2/1/31	1,667,000	1,712,891

144A,5.75%, 10/15/33	2,441,000	2,504,981

GFL Environmental Holdings US, Inc.,144A,5.50%, 2/1/34	3,210,000	3,225,559

GFL Environmental, Inc.

144A,4.00%, 8/1/28	2,430,000	2,393,925

144A,4.75%, 6/15/29	2,690,000	2,674,838

144A,4.375%, 8/15/29	1,829,000	1,798,007

144A,6.75%, 1/15/31	3,123,000	3,279,462

Madison IAQ LLC

144A,4.125%, 6/30/28	2,191,000	2,164,041

144A,5.875%, 6/30/29	3,407,000	3,401,566

Waste Pro USA, Inc.,144A,7.00%, 2/1/33	2,945,000	3,072,359

Wrangler Holdco

Corp.,144A,6.625%, 4/1/32	1,597,000	1,667,110

(Cost $27,641,310)		27,894,739

Machinery-Construction & Mining — 0.2%

BWX Technologies, Inc.

144A,4.125%, 6/30/28	1,359,000	1,347,035

144A,4.125%, 4/15/29	1,331,000	1,304,046

Terex Corp.

144A,5.00%, 5/15/29	1,937,000	1,940,005

144A,6.25%, 10/15/32	2,590,000	2,669,236

(Cost $7,137,177)		7,260,322

Machinery-Diversified — 0.2%

Maxim Crane Works Holdings

Capital LLC,144A,11.50%, 9/1/28	1,697,000	1,792,833

SPX FLOW, Inc.,144A,8.75%, 4/1/30	1,637,000	1,677,553

TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27 (a)	5,141,000	5,147,319

(Cost $8,654,164)		8,617,705

Metal Fabricate/Hardware — 0.0%

Advanced Drainage Systems, Inc.,144A,6.375%, 6/15/30

(Cost $1,635,245)	1,600,000	1,633,901

Miscellaneous Manufacturing — 0.6%

Avient Corp.

144A,7.125%, 8/1/30	2,593,000	2,673,966

144A,6.25%, 11/1/31	2,065,000	2,133,711

Axon Enterprise, Inc. 144A,6.125%, 3/15/30	3,273,000	3,381,421

	Principal Amount $	Value $

144A,6.25%, 3/15/33	2,535,000	2,629,490

Entegris, Inc.

144A,4.375%, 4/15/28	1,351,000	1,344,523

144A,4.75%, 4/15/29	5,259,000	5,266,920

144A,3.625%, 5/1/29	1,241,000	1,192,354

144A,5.95%, 6/15/30	2,983,000	3,044,718

Trinity Industries, Inc.,144A,7.75%, 7/15/28	2,032,000	2,091,857

(Cost $23,359,561)		23,758,960

Packaging & Containers — 2.0%

Ardagh Group SA,144A,9.50%, 12/1/30	5,163,000	5,595,283

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A,3.25%, 9/1/28	1,852,000	1,792,939

144A,4.00%, 9/1/29	3,406,000	3,253,722

144A,6.25%, 1/30/31	2,193,000	2,245,663

Ball Corp.

6.00%, 6/15/29	3,323,000	3,430,293

2.875%, 8/15/30	4,093,000	3,809,319

3.125%, 9/15/31	2,785,000	2,587,602

5.50%, 9/15/33	2,510,000	2,584,966

Clydesdale Acquisition Holdings, Inc.

144A,6.875%, 1/15/30	1,737,000	1,765,800

144A,6.75%, 4/15/32	4,660,000	4,698,844

Crown Americas LLC

5.25%, 4/1/30 (a)	1,827,000	1,870,998

144A,5.875%, 6/1/33 (a)	2,137,000	2,196,875

Graphic Packaging International LLC

144A,3.50%, 3/15/28	1,424,000	1,385,435

144A,3.75%, 2/1/30 (a)	1,281,000	1,212,836

144A,6.375%, 7/15/32 (a)	1,715,000	1,739,411

Mauser Packaging Solutions Holding Co.

144A,7.875%, 4/15/30	8,596,000	8,804,668

144A,9.25%, 4/15/30	4,376,000	4,315,911

OI European Group BV,144A,4.75%, 2/15/30	1,421,000	1,369,933

Owens-Brockway Glass Container, Inc.

144A,6.625%, 5/13/27	1,315,000	1,317,004

144A,7.25%, 5/15/31 (a)	2,172,000	2,198,724

Sealed Air Corp.

144A,4.00%, 12/1/27	1,398,000	1,394,847

144A,6.125%, 2/1/28	2,555,000	2,591,902

144A,5.00%, 4/15/29	1,440,000	1,452,511

144A,7.25%, 2/15/31	1,324,000	1,376,201

144A,6.50%, 7/15/32	1,452,000	1,496,640

Silgan Holdings, Inc.,4.125%, 2/1/28	1,880,000	1,869,844

See Notes to Financial Statements.

DBX ETF Trust | 87

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Trivium Packaging Finance BV

144A,8.25%, 7/15/30	1,780,000	1,907,955

144A,12.25%, 1/15/31	2,022,000	2,228,022

(Cost $72,252,276)		72,494,148

Transportation — 0.2%

Brightline East LLC,144A,11.00%, 1/31/30	3,686,000	998,295

Seaspan Corp.,144A,5.50%, 8/1/29	2,460,000	2,358,901

XPO, Inc.

144A,7.125%, 6/1/31	1,368,000	1,424,593

144A,7.125%, 2/1/32	2,146,000	2,250,957

(Cost $9,316,442)		7,032,746

Trucking & Leasing — 0.3%

FTAI Aviation Investors LLC

144A,5.50%, 5/1/28	3,053,000	3,058,314

144A,7.875%, 12/1/30	1,747,000	1,849,696

144A,7.00%, 5/1/31	2,227,000	2,340,120

144A,7.00%, 6/15/32	2,547,000	2,675,899

144A,5.875%, 4/15/33	1,777,000	1,803,674

(Cost $11,534,142)		11,727,703

Technology — 4.0%

Computers — 0.8%

Amentum Holdings, Inc.,144A,7.25%, 8/1/32	3,448,000	3,615,138

CACI International, Inc.,144A,6.375%, 6/15/33	3,253,000	3,351,508

Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	2,490,000	2,437,495

McAfee Corp.,144A,7.375%, 2/15/30 (a)	6,017,000	4,930,297

NCR Atleos Corp.,144A,9.50%, 4/1/29	4,153,000	4,462,199

NCR Voyix Corp.

144A,5.00%, 10/1/28	2,485,000	2,444,084

144A,5.125%, 4/15/29	1,255,000	1,232,495

Seagate Data Storage Technology Pte Ltd.

144A,4.091%, 6/1/29	1,386,000	1,360,506

144A,8.25%, 12/15/29	1,602,000	1,691,486

144A,5.875%, 7/15/30	1,311,000	1,350,414

144A,8.50%, 7/15/31	1,895,000	1,997,213

144A,9.625%, 12/1/32	2,411,017	2,705,839

(Cost $32,686,138)		31,578,674

Office/Business Equipment — 0.1%

Xerox Corp.

144A,10.25%, 10/15/30 (a)	1,224,000	887,400

144A,13.50%, 4/15/31	1,585,000	839,060

Xerox Holdings Corp.

144A,5.50%, 8/15/28	2,430,000	935,307

	Principal Amount $	Value $

144A,8.875%, 11/30/29	1,724,000	500,472

(Cost $6,688,226)		3,162,239

Semiconductors — 0.3%

ams-OSRAM AG,144A,12.25%, 3/30/29	2,351,000	2,510,445

Kioxia Holdings Corp.

144A,6.25%, 7/24/30	3,568,000	3,707,879

144A,6.625%, 7/24/33	3,708,000	3,911,051

ON Semiconductor Corp.,144A,3.875%, 9/1/28	2,137,000	2,093,936

(Cost $11,984,374)		12,223,311

Software — 2.8%

AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	7,725,000	7,270,847

Central Parent LLC / CDK Global

II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29 (a)	2,523,000	1,613,436

Central Parent, Inc. / CDK

Global, Inc.,144A,7.25%, 6/15/29	2,480,000	1,569,321

Cloud Software Group, Inc.

144A,6.50%, 3/31/29	13,017,000	12,776,797

144A,9.00%, 9/30/29	12,727,000	12,476,840

144A,8.25%, 6/30/32	5,981,000	5,991,125

144A,6.625%, 8/15/33 (a)	3,348,000	3,161,420

CoreWeave, Inc.

144A,9.25%, 6/1/30	6,587,000	6,458,486

144A,9.00%, 2/1/31	5,724,000	5,530,050

Fair Isaac Corp.

144A,4.00%, 6/15/28	2,748,000	2,692,863

144A,6.00%, 5/15/33	5,065,000	5,123,785

Open Text Corp.

144A,3.875%, 2/15/28	3,088,000	2,946,299

144A,3.875%, 12/1/29	2,870,000	2,585,789

Open Text Holdings, Inc.

144A,4.125%, 2/15/30	2,908,000	2,623,437

144A,4.125%, 12/1/31 (a)	2,285,000	1,997,653

ROBLOX Corp.,144A,3.875%, 5/1/30	3,303,000	3,156,088

Rocket Software, Inc.

144A,9.00%, 11/28/28	2,393,000	2,335,507

144A,6.50%, 2/15/29 (a)	1,998,000	1,674,771

SS&C Technologies, Inc.

144A,5.50%, 9/30/27	6,565,000	6,560,149

144A,6.50%, 6/1/32	2,365,000	2,412,624

Twilio, Inc.

3.625%, 3/15/29	1,737,000	1,672,723

3.875%, 3/15/31	1,627,000	1,535,644

UKG, Inc.,144A,6.875%, 2/1/31	8,269,000	8,027,948

(Cost $107,200,136)		102,193,602

See Notes to Financial Statements.

88 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

	Principal Amount $	Value $

Utilities — 3.7%

Electric — 3.4%

Alpha Generation LLC

144A,6.75%, 10/15/32	3,308,000	3,443,687

144A,6.25%, 1/15/34	2,490,000	2,530,119

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC,144A,6.375%, 2/15/32	3,482,000	3,474,016

Calpine LLC,144A,5.125%, 3/15/28	4,646,000	4,647,182

Clearway Energy Operating LLC

144A,4.75%, 3/15/28	2,995,000	2,986,660

144A,3.75%, 2/15/31	3,064,000	2,904,576

144A,5.75%, 1/15/34	1,980,000	2,007,021

ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	1,867,000	1,925,344

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA,144A,5.375%, 12/30/30	2,263,000	2,137,330

Hawaiian Electric Co., Inc.,144A,6.00%, 10/1/33	1,627,000	1,659,112

Lightning Power LLC,144A,7.25%, 8/15/32	4,849,000	5,151,151

NRG Energy, Inc.

5.75%, 1/15/28	2,694,000	2,695,226

144A,3.375%, 2/15/29	1,621,000	1,563,223

144A,5.25%, 6/15/29	2,388,000	2,397,932

144A,5.75%, 7/15/29	2,607,000	2,613,082

144A,3.625%, 2/15/31	3,334,000	3,148,618

144A,6.00%, 2/1/33	2,946,000	3,018,835

144A,5.75%, 1/15/34	4,116,000	4,177,086

144A,6.25%, 11/1/34	3,295,000	3,409,315

144A,6.00%, 1/15/36	7,952,000	8,097,378

PG&E Corp.

5.00%, 7/1/28	3,153,000	3,146,541

5.25%, 7/1/30	3,203,000	3,207,526

Saavi Energia Sarl,144A,8.875%, 2/10/35	3,608,000	3,987,742

Talen Energy Supply LLC

144A,8.625%, 6/1/30	3,858,000	4,071,548

144A,6.25%, 2/1/34	4,705,000	4,790,582

144A,6.50%, 2/1/36	4,163,000	4,282,657

TransAlta Corp.,5.875%, 2/1/34	1,321,000	1,330,029

Vistra Operations Co. LLC

144A,5.00%, 7/31/27	4,169,000	4,171,285

144A,4.375%, 5/1/29	4,116,000	4,074,076

144A,7.75%, 10/15/31	5,077,000	5,367,557

	Principal Amount $	Value $

144A,6.875%, 4/15/32	3,283,000	3,455,325

VoltaGrid LLC,144A,7.375%, 11/1/30	6,601,000	6,895,809

XPLR Infrastructure Operating Partners LP

144A,4.50%, 9/15/27	1,749,000	1,742,532

144A,7.25%, 1/15/29 (a)	2,445,000	2,538,976

144A,8.375%, 1/15/31 (a)	2,924,000	3,097,599

144A,8.625%, 3/15/33	2,949,000	3,123,062

144A,7.75%, 4/15/34	2,565,000	2,661,049

(Cost $125,190,398)		125,930,788

Gas — 0.2%

AmeriGas Partners LP / AmeriGas Finance Corp.

5.75%, 5/20/27	1,733,000	1,748,323

144A,9.375%, 6/1/28	2,205,000	2,280,312

144A,9.50%, 6/1/30	1,704,000	1,824,952

(Cost $5,808,071)		5,853,587

Water — 0.1%

Nova Securitisation Sarl

144A,5.75%, 2/3/31	2,800,000	2,768,747

144A,6.50%, 2/3/36	1,650,000	1,616,335

(Cost $4,388,820)		4,385,082

TOTAL CORPORATE BONDS

(Cost $3,687,264,536)		3,636,028,242

	Number of Shares

SECURITIES LENDING

COLLATERAL — 5.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $215,537,717)	215,537,717	215,537,717

CASH EQUIVALENTS — 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $68,323,949)	68,323,949	68,323,949

TOTAL INVESTMENTS — 105.6%

(Cost $3,971,126,202)		3,919,889,908

Other assets and liabilities,net — (5.6%)		(208,029,211)

NET ASSETS — 100.0%		3,711,860,697

See Notes to Financial Statements.

DBX ETF Trust | 89

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 5.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

244,717,699	—	(29,179,982	) (e)	—	—	802,110	—	215,537,717	215,537,717

CASH EQUIVALENTS — 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

68,804,966	331,341,674	(331,822,691)		—	—	780,140	—	68,323,949	68,323,949

313,522,665	331,341,674	(361,002,673)		—	—	1,582,250	—	283,861,666	283,861,666

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $210,821,964, which is 5.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$3,636,006,817	$21,425	$3,636,028,242

Short-Term Investments (a)	283,861,666	—	—	283,861,666

TOTAL	$283,861,666	$3,636,006,817	$21,425	$3,919,889,908

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Assets

Investment in non-affiliated securities at value	$39,125,314	$64,834,300	$—	$252,642,250

Investment in affiliated securities at value	—	—	48,860,783	—

Investment in DWS Government Money Market Series	421,398	1,638,445	289,705	6,750,637

Investment in DWS Government & Agency Securities Portfolio*	2,509,261	561,864	13,216,825	11,666,468

Cash	471	—	—	—

Foreign currency at value	—	3	—	16

Receivables:

Investment securities sold	1,380,073	1,565,971	—	8,968,098

Interest	729,449	968,591	801	4,023,806

Affiliated securities lending income	1,284	71	137	5,995

Total assets	$44,167,250	$69,569,245	$62,368,251	$284,057,270

Liabilities

Due to custodian	$6	$—	$—	$506

Payable upon return of securities loaned	2,509,261	561,864	13,216,825	11,666,468

Payables:

Investment securities purchased	1,655,243	2,864,542	—	14,492,777

Investment advisory fees	4,971	10,494	9,244	39,308

Total liabilities	4,169,481	3,436,900	13,226,069	26,199,059

Net Assets, at value	$39,997,769	$66,132,345	$49,142,182	$257,858,211

Net Assets Consist of

Paid-in capital	$52,323,184	$133,897,726	$51,290,196	$261,292,517

Distributable earnings (loss)	(12,325,415)	(67,765,381)	(2,148,014)	(3,434,306)

Net Assets, at value	$39,997,769	$66,132,345	$49,142,182	$257,858,211

Number of Common Shares outstanding	950,001	1,400,001	2,100,001	5,750,001

Net Asset Value	$42.10	$47.24	$23.40	$44.84

Investment in non-affiliated securities at cost	$39,248,148	$64,790,094	$–	$251,903,845

Investment in affiliated securities at cost	$–	$–	$47,849,927	$–

Value of securities loaned	$2,453,421	$550,514	$12,926,221	$11,404,270

Investment in DWS Government Money Market Series at cost	$421,398	$1,638,445	$289,705	$6,750,637

Investment in DWS Government & Agency Securities Portfolio at cost*	$2,509,261	$561,864	$13,216,825	$11,666,468

Foreign currency at cost	$—	$3	$—	$16

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Assets and Liabilities (Continued)

February 28, 2026 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Assets

Investment in non-affiliated securities at value	$2,034,136,002	$3,636,028,242

Investment in DWS Government Money Market Series	27,590,322	68,323,949

Investment in DWS Government & Agency Securities Portfolio*	153,058,280	215,537,717

Cash	—	219,466

Foreign currency at value	65	37

Receivables:

Investment securities sold	43,960,219	43,685,650

Capital shares	—	11,072,478

Interest	34,076,966	61,707,912

Affiliated securities lending income	35,623	108,764

Total assets	$2,292,857,477	$4,036,684,215

Liabilities

Payable upon return of securities loaned	$153,058,280	$215,537,717

Payables:

Investment securities purchased	59,188,529	109,151,646

Capital shares	—	9

Investment advisory fees	310,201	134,146

Total liabilities	212,557,010	324,823,518

Net Assets, at value	$2,080,300,467	$3,711,860,697

Net Assets Consist of

Paid-in capital	$2,052,526,434	$4,098,332,876

Distributable earnings (loss)	27,774,033	(386,472,179)

Net Assets, at value	$2,080,300,467	$3,711,860,697

Number of Common Shares outstanding	38,050,001	100,587,501

Net Asset Value	$54.67	$36.90

Investment in non-affiliated securities at cost	$2,011,214,814	$3,687,264,536

Value of securities loaned	$147,086,763	$210,821,964

Investment in DWS Government Money Market Series at cost	$27,590,322	$68,323,949

Investment in DWS Government & Agency Securities Portfolio at cost*	$153,058,280	$215,537,717

Foreign currency at cost	$57	$37

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

92 | DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Investment Income

Unaffiliated interest income	$1,040,794	$2,941,047	$—	$8,367,219

Affiliated dividend income	—	—	1,553,259	—

Income distributions from affiliated funds	5,543	34,981	5,922	66,603

Affiliated securities lending income	6,768	1,641	1,923	36,642

Total investment income	1,053,105	2,977,669	1,561,104	8,470,464

Expenses

Investment advisory fees	26,820	113,466	71,762	242,311

Other expenses	58	2,325	58	1,150

Total expenses	26,878	115,791	71,820	243,461

Less fees waived (see note 3):

Waiver	(151)	(1,000)	(13,031)	(1,832)

Net expenses	26,727	114,791	58,789	241,629

Net investment income (loss)	1,026,378	2,862,878	1,502,315	8,228,835

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(116,544)	102,501	—	(972,124)

Investments in affiliates	—	—	(810)	—

In-kind redemptions	—	332,761	—	—

Payments by Affiliates (see note 6)	232	1,420	—	1,441

Net realized gain (loss)	(116,312)	436,682	(810)	(970,683)

Net change in unrealized appreciation (depreciation) on:

Investments	(213,831)	176,130	—	(1,652,020)

Investments in affiliates	—	—	(114,356)	—

Net change in unrealized appreciation (depreciation)	(213,831)	176,130	(114,356)	(1,652,020)

Net realized and unrealized gain (loss) on investments	(330,143)	612,812	(115,166)	(2,622,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	$696,235	$3,475,690	$1,387,149	$5,606,132

See Notes to Financial Statements.

DBX ETF Trust | 93

Statements of Operations (Continued)

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Investment Income

Unaffiliated interest income	$47,572,003	$120,355,292

Income distributions from affiliated funds	249,906	780,140

Affiliated securities lending income	164,785	802,110

Total investment income	47,986,694	121,937,542

Expenses

Investment advisory fees	1,448,145	957,831

Other expenses	2,150	4,150

Total expenses	1,450,295	961,981

Less fees waived (see note 3):

Waiver	(6,754)	(21,207)

Net expenses	1,443,541	940,774

Net investment income (loss)	46,543,153	120,996,768

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(1,265,625)	(23,037,540)

In-kind redemptions	369,218	14,162,851

Payments by Affiliates (see note 6)	10,499	10,308

Net realized gain (loss)	(885,908)	(8,864,381)

Net change in unrealized appreciation (depreciation) on:

Investments	968,303	392,596

Foreign currency translations	1	—

Net change in unrealized appreciation (depreciation)	968,304	392,596

Net realized and unrealized gain (loss) on investments and foreign currency transactions	82,396	(8,471,785)

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,625,549	$112,524,983

See Notes to Financial Statements.

94 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$1,026,378	$935,649	$2,862,878	$14,213,904

Net realized gain (loss)	(116,312)	(161,112)	436,682	1,912,423

Net change in net unrealized appreciation (depreciation)	(213,831)	476,878	176,130	(575,176)

Net increase (decrease) in net assets resulting from operations	696,235	1,251,415	3,475,690	15,551,151

Distributions to Shareholders	(959,611)	(902,850)	(3,738,034)	(14,265,605)

Fund Shares Transactions

Proceeds from shares sold	23,250,636	6,209,615	11,805,632	338,493,864

Value of shares redeemed	—	(2,129,415)	(92,085,388)	(414,228,636)

Net increase (decrease) in net assets resulting from fund share transactions	23,250,636	4,080,200	(80,279,756)	(75,734,772)

Total net increase (decrease) in Net Assets	22,987,260	4,428,765	(80,542,100)	(74,449,226)

Net Assets

Beginning of period	17,010,509	12,581,744	146,674,445	221,123,671

End of period	$39,997,769	$17,010,509	$66,132,345	$146,674,445

Changes in Shares Outstanding

Shares outstanding, beginning of period	400,001	300,001	3,100,001	4,700,001

Shares sold	550,000	150,000	250,000	7,250,000

Shares redeemed	—	(50,000)	(1,950,000)	(8,850,000)

Shares outstanding, end of period	950,001	400,001	1,400,001	3,100,001

See Notes to Financial Statements.

DBX ETF Trust | 95

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$1,502,315	$2,823,088	$8,228,835	$10,869,510

Net realized gain (loss)	(810)	(3,148,557)	(970,683)	(260,648)

Net change in net unrealized appreciation (depreciation)	(114,356)	2,689,707	(1,652,020)	1,091,539

Net increase (decrease) in net assets resulting from operations	1,387,149	2,364,238	5,606,132	11,700,401

Distributions to Shareholders	(1,707,315)	(2,666,124)	(8,311,062)	(10,297,636)

Fund Shares Transactions

Proceeds from shares sold	1,761,048	5,280,937	36,099,056	128,248,262

Value of shares redeemed	—	—	—	(8,760,300)

Net increase (decrease) in net assets resulting from fund share transactions	1,761,048	5,280,937	36,099,056	119,487,962

Total net increase (decrease) in Net Assets	1,440,882	4,979,051	33,394,126	120,890,727

Net Assets

Beginning of period	47,701,300	42,722,249	224,464,085	103,573,358

End of period	$49,142,182	$47,701,300	$257,858,211	$224,464,085

Changes in Shares Outstanding

Shares outstanding, beginning of period	2,025,001	1,800,001	4,950,001	2,300,001

Shares sold	75,000	225,000	800,000	2,850,000

Shares redeemed	—	—	—	(200,000)

Shares outstanding, end of period	2,100,001	2,025,001	5,750,001	4,950,001

See Notes to Financial Statements.
96 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield BB-B ex Financials ETF		Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$46,543,153	$54,988,046	$120,996,768	$231,248,837

Net realized gain (loss)	(885,908)	(644,647)	(8,864,381)	(25,083,882)

Net change in net unrealized appreciation (depreciation)	968,304	3,182,834	392,596	72,986,837

Net increase (decrease) in net assets resulting from operations	46,625,549	57,526,233	112,524,983	279,151,792

Distributions to Shareholders	(42,886,543)	(54,379,903)	(126,290,961)	(230,660,536)

Fund Shares Transactions

Proceeds from shares sold	946,424,449	485,467,515	576,795,794	2,256,072,540

Value of shares redeemed	(8,187,180)	(5,371,108)	(790,901,767)	(1,967,807,703)

Net increase (decrease) in net assets resulting from fund share transactions	938,237,269	480,096,407	(214,105,973)	288,264,837

Total net increase (decrease) in Net Assets	941,976,275	483,242,737	(227,871,951)	336,756,093

Net Assets

Beginning of period	1,138,324,192	655,081,455	3,939,732,648	3,602,976,555

End of period	$2,080,300,467	$1,138,324,192	$3,711,860,697	$3,939,732,648

Changes in Shares Outstanding

Shares outstanding, beginning of period	20,850,001	12,000,001	106,387,501	98,787,501

Shares sold	17,350,000	8,950,000	15,600,000	62,100,000

Shares redeemed	(150,000)	(100,000)	(21,400,000)	(54,500,000)

Shares outstanding, end of period	38,050,001	20,850,001	100,587,501	106,387,501

See Notes to Financial Statements.
DBX ETF Trust | 97

Financial Highlights

Xtrackers High Beta High Yield Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$42.53		$41.94	$39.93	$39.84	$48.35	$46.55

Income (loss) from investment operations:

Net investment income (loss)(a)	1.58		3.27	3.14	2.90	2.51	2.60

Net realized and unrealized gain (loss)	(0.44)		0.53	2.01	0.15	(8.37)	2.65

Total from investment operations	1.14		3.80	5.15	3.05	(5.86)	5.25

Less distributions from:

Net investment income	(1.57)		(3.21)	(3.14)	(2.96)	(2.65)	(3.45)

Total from distributions	(1.57)		(3.21)	(3.14)	(2.96)	(2.65)	(3.45)

Net Asset Value, end of period	$42.10		$42.53	$41.94	$39.93	$39.84	$48.35

Total Return (%)(b)	2.76	**	9.45	13.58	8.11	(12.56)	11.67

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	40		17	13	12	12	19

Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.34	0.35	0.35	0.35

Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	7.65	*	7.82	7.77	7.40	5.61	5.45

Portfolio turnover rate (%)(c)	33	**	66	52	58	55	98

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

98 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Low Beta High Yield Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$47.31		$47.05	$45.05	$45.09	$51.05	$50.50

Income (loss) from investment operations:

Net investment income (loss)(a)	1.20		2.52	2.40	2.24	1.69	1.45

Net realized and unrealized gain (loss)	0.16		0.27	2.23	0.14	(5.87)	1.07

Total from investment operations	1.36		2.79	4.63	2.38	(4.18)	2.52

Less distributions from:

Net investment income	(1.43)		(2.53)	(2.63)	(2.42)	(1.78)	(1.97)

Total from distributions	(1.43)		(2.53)	(2.63)	(2.42)	(1.78)	(1.97)

Net Asset Value, end of period	$47.24		$47.31	$47.05	$45.05	$45.09	$51.05

Total Return (%)(b)	2.92	**	6.15	10.68	5.44	(8.36)	5.12

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	66		147	221	223	1,441	750

Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.25	0.25	0.25	0.25

Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	5.05	*	5.39	5.27	4.97	3.53	2.89

Portfolio turnover rate (%)(c)	26	**	54	50	52	68	88

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 99

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	Period Ended 8/31/2022(a)

Selected Per Share Data

Net Asset Value, beginning of period	$23.56		$23.73	$22.53	$22.29	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.73		1.47	1.38	1.28	0.58

Net realized and unrealized gain (loss)	(0.06)		(0.24)	1.20	0.29	(2.84)

Total from investment operations	0.67		1.23	2.58	1.57	(2.26)

Less distributions from:

Net investment income	(0.83)		(1.40)	(1.38)	(1.33)	(0.45)

Total from distributions	(0.83)		(1.40)	(1.38)	(1.33)	(0.45)

Net Asset Value, end of period	$23.40		$23.56	$23.73	$22.53	$22.29

Total Return (%)(c)	2.93	**	5.34	11.92	7.27	(9.12	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	49		48	43	44	50

Ratio of expenses before fee waiver (%)(d)	0.30	*	0.30	0.30	0.30	0.30	*

Ratio of expenses after fee waiver (%)(d)	0.25	*	0.24	0.23	0.15	0.15	*

Ratio of net investment income (loss) (%)	6.28	*	6.28	6.04	5.74	4.54	*

Portfolio turnover rate (%)(e)	0	**(f)	100	0 (f)	0 (f)	0	**(f)

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

100 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$45.35		$45.03	$43.53	$43.04	$47.89	$46.57

Income (loss) from investment operations:

Net investment income (loss)(a)	1.52		3.29	3.23	2.71	2.04	2.34

Net realized and unrealized gain (loss)	(0.48)		0.28	1.44	0.45	(4.76)	1.67

Total from investment operations	1.04		3.57	4.67	3.16	(2.72)	4.01

Less distributions from:

Net investment income	(1.55)		(3.25)	(3.17)	(2.67)	(2.13)	(2.69)

Total from distributions	(1.55)		(3.25)	(3.17)	(2.67)	(2.13)	(2.69)

Net Asset Value, end of period	$44.84		$45.35	$45.03	$43.53	$43.04	$47.89

Total Return (%)(b)	2.35	**	8.24	11.25	7.65	(5.84)	8.86

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	258		224	104	83	86	77

Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	6.79	*	7.35	7.36	6.30	4.48	4.95

Portfolio turnover rate (%)(c)	24	**	48	56	49	46	52

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 101

Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF

	For the Six
	Months Ended 2/28/2026 (Unaudited)		Year Ended 8/31/2025	Period Ended 8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$54.60		$54.59	$50.00

Income (loss) from investment operations:

Net investment income (loss)(b)	1.73		3.67	3.14

Net realized and unrealized gain (loss)	0.07		0.06	4.03

Total from investment operations	1.80		3.73	7.17

Less distributions from:

Net investment income	(1.73)		(3.72)	(2.58)

Total from distributions	(1.73)		(3.72)	(2.58)

Net Asset Value, end of period	$54.67		$54.60	$54.59

Total Return (%)(c)	3.37	**	7.13	14.62	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,080		1,138	655

Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.21	*(d)

Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.21	*(d)

Ratio of net investment income (loss) (%)	6.43	*	6.82	6.93	*

Portfolio turnover rate (%)(e)	20	**	37	32	**

(a)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

102 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$37.03		$36.47	$34.58	$34.37	$40.31	$39.06 (a)

Income (loss) from investment operations:

Net investment income (loss)(b)	1.16		2.33	2.16	1.94	1.61	1.70

Net realized and unrealized gain (loss)	(0.10)		0.54	1.91	0.25	(5.80)	1.79

Total from investment operations	1.06		2.87	4.07	2.19	(4.19)	3.49

Less distributions from:

Net investment income	(1.19)		(2.31)	(2.18)	(1.98)	(1.75)	(2.24)

Total from distributions	(1.19)		(2.31)	(2.18)	(1.98)	(1.75)	(2.24)

Net Asset Value, end of period	$36.90		$37.03	$36.47	$34.58	$34.37	$40.31

Total Return (%)(c)	2.93	**	8.17	12.26	6.63	(10.67)	8.31

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	3,712		3,940	3,603	3,859	3,615	6,666

Ratio of expenses before fee waiver (%)	0.05	*	0.05	0.19	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.05	*	0.05	0.07	0.15	0.15	0.15

Ratio of net investment income (loss) (%)	6.32	*	6.41	6.15	5.69	4.24	4.27

Portfolio turnover rate (%)(d)	16	**	29	31	26	24	37

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 103

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2026, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Risk Managed USD High Yield Strategy ETF	Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

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Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF are diversified series of the Trust. Xtrackers USD High Yield BB-B ex Financials ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

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Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination

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by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2026, the Funds did not incur any interest or penalties.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers High Beta High Yield Bond ETF	$2,963,916	$9,213,070	$12,176,986

Xtrackers Low Beta High Yield Bond ETF	35,317,430	32,771,790	68,089,220

Xtrackers Risk Managed USD High Yield Strategy ETF	1,617	43,931	45,548

Xtrackers Short Duration High Yield Bond ETF	1,214,354	2,810,815	4,025,169

Xtrackers USD High Yield BB-B ex Financials ETF	2,754,179	—	2,754,179

Xtrackers USD High Yield Corporate Bond ETF	41,721,189	280,775,496	322,496,685

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers High Beta High Yield Bond ETF	$17,861,892	$(5,059)	$455,721	$(460,780)

Xtrackers Low Beta High Yield Bond ETF	146,278,901	(500,797)	1,098,707	(1,599,504)

Xtrackers Risk Managed USD High Yield Strategy ETF	49,761,835	(1,977,797)	1,125,212	(3,103,009)

Xtrackers Short Duration High Yield Bond ETF	231,702,778	1,951,112	4,338,563	(2,387,451)

Xtrackers USD High Yield BB-B ex Financials ETF	1,143,141,581	21,056,233	24,364,819	(3,308,586)

Xtrackers USD High Yield Corporate Bond ETF	4,237,989,756	(72,450,642)	49,558,909	(122,009,551)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 28, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers

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Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2026, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers High Beta High Yield Bond ETF

Corporate Bonds	$2,509,261	$—	$—	$—	$2,509,261

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$2,509,261

Xtrackers Low Beta High Yield Bond ETF

Corporate Bonds	$561,864	$—	$—	$—	$561,864

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$561,864

Xtrackers Risk Managed USD High Yield Strategy ETF

Exchange-Traded Funds	$13,216,825	$—	$—	$—	$13,216,825

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$13,216,825

Xtrackers Short Duration High Yield Bond ETF

Corporate Bonds	$11,666,468	$—	$—	$—	$11,666,468

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$11,666,468

Xtrackers USD High Yield BB-B ex Financials ETF

Corporate Bonds	$153,058,280	$—	$—	$—	$153,058,280

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$153,058,280

Xtrackers USD High Yield Corporate Bond ETF

Corporate Bonds	$215,537,717	$—	$—	$—	$215,537,717

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$215,537,717

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

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3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers High Beta High Yield Bond ETF	0.20%

Xtrackers Low Beta High Yield Bond ETF	0.20%

Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%

Xtrackers Short Duration High Yield Bond ETF	0.20%

Xtrackers USD High Yield BB-B ex Financials ETF	0.20%

Xtrackers USD High Yield Corporate Bond ETF	0.05%

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until December 22, 2026, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended February 28, 2026, the Advisor waived $12,870 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers High Beta High Yield Bond ETF	$151

Xtrackers Low Beta High Yield Bond ETF	1,000

Xtrackers Risk Managed USD High Yield Strategy ETF	161

Xtrackers Short Duration High Yield Bond ETF	1,832

Xtrackers USD High Yield BB-B ex Financials ETF	6,754

Xtrackers USD High Yield Corporate Bond ETF	21,207

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers High Beta High Yield Bond ETF	$504

Xtrackers Low Beta High Yield Bond ETF	123

Xtrackers Short Duration High Yield Bond ETF	2,706

Xtrackers USD High Yield Corporate Bond ETF	59,246

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4. Investment Portfolio Transactions

For the period ended February 28, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers High Beta High Yield Bond ETF	$9,071,689	$9,063,587

Xtrackers Low Beta High Yield Bond ETF	30,120,505	29,742,931

Xtrackers Risk Managed USD High Yield Strategy ETF	—	166,275

Xtrackers Short Duration High Yield Bond ETF	55,899,227	56,470,544

Xtrackers USD High Yield BB-B ex Financials ETF	306,504,571	287,203,529

Xtrackers USD High Yield Corporate Bond ETF	623,035,902	617,814,204

For the period ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers High Beta High Yield Bond ETF	$22,791,836	$—

Xtrackers Low Beta High Yield Bond ETF	12,019,301	89,856,266

Xtrackers Risk Managed USD High Yield Strategy ETF	1,743,179	—

Xtrackers Short Duration High Yield Bond ETF	35,548,208	—

Xtrackers USD High Yield BB-B ex Financials ETF	907,318,454	7,897,815

Xtrackers USD High Yield Corporate Bond ETF	562,764,662	773,602,113

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2026, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold

Xtrackers High Beta High Yield Bond ETF	$1,212,322	$4,575,786	$92,823

Xtrackers Low Beta High Yield Bond ETF	4,575,786	1,212,322	40,850

5. Fund Share Transactions

As of February 28, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended February 28, 2026, the Advisor agreed to reimburse the Funds and amounts below for losses due to trades executed incorrectly. The amounts compensated were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount

Xtrackers High Beta High Yield Bond ETF	$232

Xtrackers Low Beta High Yield Bond ETF	1,420

Xtrackers Short Duration High Yield Bond ETF	1,441

Xtrackers USD High Yield BB-B ex Financials ETF	10,499

Xtrackers USD High Yield Corporate Bond ETF	10,308

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7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 28, 2026.

9. Fund Liquidation

On April 17, 2026, the Board of Trustees of the Trust unanimously voted to close and liquidate Xtrackers Risk Managed USD High Yield Strategy ETF on or about May 20, 2026. The Fund’s final day of trading on NYSE ARCA will be May 7, 2026. Proceeds of the liquidation are scheduled to be sent to shareholders on or about May 20, 2026.

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Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE Selection Equity ETF (EASG)

Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Selection Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $
COMMON STOCKS — 97.1%

Australia — 0.1%

MMG Ltd. *

(Cost $7,925)	20,111	27,793

Brazil — 2.9%

Ambev SA	33,260	105,519

Axia Energia	8,509	101,660

B3 SA — Brasil Bolsa Balcao	39,005	136,143

Banco Bradesco SA	7,937	28,431

Banco BTG Pactual S.A	8,687	103,769

Banco do Brasil SA	8,410	44,195

Banco Santander Brasil SA	1,501	9,805

BB Seguridade Participacoes SA	5,902	39,912

Caixa Seguridade Participacoes S/A	4,662	16,172

Cia de Saneamento Basico do Estado de Sao Paulo	1,813	54,392

Companhia Paranaense de Energia	11,928	34,098

Embraer SA	1,259	22,689

Energisa SA	1,772	18,603

Engie Brasil Energia SA	3,163	20,773

Equatorial SA	5,402	44,357

Itau Unibanco Holding SA	3,352	28,485

Klabin SA	7,331	29,391

Localiza Rent a Car SA	4,252	42,086

Motiva Infraestrutura de Mobilidade SA	9,366	30,408

NU Holdings Ltd., Class A *	24,498	366,980

Pagseguro Digital Ltd., Class A	2,220	23,554

Raia Drogasil SA	10,697	52,312

Rede D’Or Sao Luiz SA, 144A	5,574	43,802

Rumo SA	10,307	32,097

StoneCo Ltd., Class A *	1,917	32,206

Suzano SA	2,471	27,946

Telefonica Brasil SA	6,505	54,771

TIM SA	7,259	39,491

TOTVS SA	4,523	33,373

WEG SA	9,997	96,883

XP, Inc., Series BDR	747	16,202

XP, Inc., Class A	2,495	53,717

(Cost $1,364,299)		1,784,222

Canada — 0.1%

China Gold International Resources Corp. Ltd.

(Cost $13,727)	1,477	38,709

Chile — 0.5%

Banco de Chile	185,287	38,154

Banco de Credito e Inversiones SA	718	49,112

Banco Itau Chile SA	386	9,229

Banco Santander Chile	308,562	26,474

	Number of Shares	Value $

Cencosud SA	10,023	31,273

Cencosud Shopping SA	6,587	19,065

Empresas CMPC SA	3,150	4,659

Enel Americas SA	114,850	10,314

Enel Chile SA	142,572	11,914

Falabella SA	8,574	63,559

Latam Airlines Group SA	1,557,458	43,759

Plaza SA	4,858	22,674

(Cost $239,414)		330,186

China — 23.3%

360 Security Technology, Inc., Class A	9,405	16,998

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,938	6,921

3SBio, Inc., 144A *	14,554	40,822

AAC Technologies Holdings, Inc.	3,508	16,746

Accelink Technologies Co. Ltd., Class A	923	10,214

ACM Research Shanghai, Inc., Class A	290	7,280

Advanced Micro-Fabrication Equipment, Inc., China, Class A	308	15,832

Agricultural Bank of China Ltd., Class A	25,767	24,036

Agricultural Bank of China Ltd., Class H	136,238	92,484

Aier Eye Hospital Group Co. Ltd., Class A	10,588	16,358

AIMA Technology Group Co. Ltd., Class A	900	3,844

Aisino Corp., Class A	7,561	11,153

Akeso, Inc., 144A *	4,329	59,161

All Winner Technology Co. Ltd., Class A	1,200	7,458

Amlogic Shanghai Co. Ltd., Class A *	557	7,713

Andon Health Co. Ltd., Class A	1,400	9,058

Angel Yeast Co. Ltd., Class A	659	4,225

Anhui Expressway Co. Ltd., Class A	2,880	5,957

Anhui Expressway Co. Ltd., Class H	7,701	13,635

Anjoy Foods Group Co. Ltd., Class H	604	6,235

Anker Innovations Technology Co. Ltd., Class A	229	3,230

ANTA Sports Products Ltd.	9,381	101,999

Apeloa Pharmaceutical Co. Ltd., Class A	2,404	6,332

APT Medical, Inc., Class A	129	4,630

Ascentage Pharma Group International, 144A *	2,889	17,322

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	1,148	9,454

ASR Microelectronics Co. Ltd., Class A *	678	9,660

Asymchem Laboratories Tianjin Co. Ltd., Class A	612	8,697

Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	494	4,958

Atour Lifestyle Holdings Ltd., ADR	408	16,022

Autobio Diagnostics Co. Ltd., Class A	2,033	10,759

Autohome, Inc., ADR	876	16,802

Avary Holding Shenzhen Co. Ltd., Class A	1,444	12,416

BAIC BluePark New Energy Technology Co. Ltd., Class A *	5,236	6,098

Baidu, Inc., Class A *	15,177	240,010

Baimtec Material Co. Ltd., Class A	619	6,628

Bank of Beijing Co. Ltd., Class A	10,297	8,089

Bank of Changsha Co. Ltd., Class A	7,271	10,386

Bank of Chengdu Co. Ltd., Class A	4,893	11,532

Bank of China Ltd., Class A	15,922	12,253

Bank of China Ltd., Class H	286,332	169,848

Bank of Chongqing Co. Ltd., Class A	5,855	8,355

Bank of Chongqing Co. Ltd., Class H	9,642	9,442

Bank of Communications Co. Ltd., Class A	18,770	17,919

Bank of Communications Co. Ltd., Class H	33,644	29,506

Bank of Guiyang Co. Ltd., Class A	7,289	6,173

Bank of Hangzhou Co. Ltd., Class A	2,889	6,843

Bank of Jiangsu Co. Ltd., Class A	8,193	12,360

Bank of Nanjing Co. Ltd., Class A	4,556	7,471

Bank of Ningbo Co. Ltd., Class A	3,043	13,878

Bank of Shanghai Co. Ltd., Class A	8,680	12,247

Bank of Suzhou Co. Ltd., Class A	7,430	8,804

Bank of Zhengzhou Co. Ltd., Class A	17,908	5,038

Beijing BDStar Navigation Co. Ltd., Class A *	1,100	7,022

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	7,420	3,439

Beijing Compass Technology Development Co. Ltd., Class A *	796	13,462

Beijing Easpring Material Technology Co. Ltd., Class A	800	6,649

	Number of Shares	Value $

Beijing E-Hualu Information Technology Co. Ltd., Class A *	2,528	4,665

Beijing Enlight Media Co. Ltd., Class A	3,807	10,815

Beijing Huafeng Test & Control Technology Co. Ltd., Class A	400	17,216

Beijing Kingsoft Office Software, Inc., Class A	352	15,451

Beijing Originwater Technology Co. Ltd., Class A	5,098	3,136

Beijing Roborock Technology Co. Ltd., Class A	219	4,567

Beijing Shiji Information Technology Co. Ltd., Class A	5,021	8,672

Beijing Sinnet Technology Co. Ltd., Class A	2,976	7,569

Beijing Tiantan Biological Products Corp. Ltd., Class A	2,156	5,125

Beijing Tong Ren Tang Co. Ltd., Class A	1,017	4,561

Beijing Ultrapower Software Co. Ltd., Class A	4,474	7,590

Beijing United Information Technology Co. Ltd., Class A	943	3,756

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	770	4,600

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	27,987	20,192

Bestechnic Shanghai Co. Ltd., Class A	285	8,593

Bethel Automotive Safety Systems Co. Ltd., Class A	932	7,496

Betta Pharmaceuticals Co. Ltd., Class A	1,754	11,760

BGI Genomics Co. Ltd., Class A *	1,419	10,050

Bilibili, Inc., Class Z *	2,206	62,383

Bloks Group Ltd. *	1,047	8,459

Bloomage Biotechnology Corp. Ltd., Class A	1,347	9,298

BOC International China Co. Ltd., Class A	5,005	10,439

BOE Technology Group Co. Ltd., Class A	9,374	6,121

BTG Hotels Group Co. Ltd., Class A	2,458	6,255

BYD Co. Ltd., Class H	13,589	164,952

By-health Co. Ltd., Class A	1,472	2,587

Caida Securities Co. Ltd., Class A	13,785	13,763

Caitong Securities Co. Ltd., Class A	7,015	8,885

Cambricon Technologies Corp. Ltd., Class A *	103	17,685

Capital Securities Co. Ltd., Class A	4,111	10,965

Cathay Biotech, Inc., Class A	465	3,706

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

CCOOP Group Co. Ltd., Class A *	21,600	7,273

CECEP Solar Energy Co. Ltd., Class A	13,614	11,568

CECEP Wind-Power Corp., Class A	26,465	12,768

CETC Cyberspace Security Technology Co. Ltd., Class A	1,352	3,965

CGN Power Co. Ltd., Class A	17,767	10,229

CGN Power Co. Ltd., Class H, 144A	86,568	34,750

Chagee Holdings Ltd., ADR	545	5,957

Changchun High-Tech Industry Group Co. Ltd., Class A	493	6,882

Changjiang Securities Co. Ltd., Class A	8,246	9,555

Chaozhou Three-Circle Group Co. Ltd., Class A	1,688	15,525

Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	1,500	6,393

Chengdu Xingrong Environment Co. Ltd., Class A	7,098	7,635

Chengxin Lithium Group Co. Ltd., Class A *	1,400	8,695

Chifeng Jilong Gold Mining Co. Ltd., Class A	1,731	10,072

China Baoan Group Co. Ltd., Class A	3,718	5,175

China Cinda Asset Management Co. Ltd., Class H	109,188	17,588

China CITIC Bank Corp. Ltd., Class A	10,687	11,215

China CITIC Bank Corp. Ltd., Class H	36,182	33,350

China CITIC Financial Asset Management Co. Ltd., Class H, 144A *	177,031	19,237

China Communications Services Corp. Ltd., Class H	14,944	8,502

China Construction Bank Corp., Class A	8,758	10,965

China Construction Bank Corp., Class H	393,986	402,440

China Enterprise Co. Ltd., Class A *	14,038	5,913

China Everbright Bank Co. Ltd., Class A	18,097	8,546

China Everbright Bank Co. Ltd., Class H	51,062	21,477

China Feihe Ltd., 144A	15,167	7,368

China Film Group Co. Ltd., Class A	3,604	7,806

China Galaxy Securities Co. Ltd., Class A	5,086	10,830

China Galaxy Securities Co. Ltd., Class H	26,962	34,159

China Great Wall Securities Co. Ltd., Class A	6,487	9,370

	Number of Shares	Value $

China Greatwall Technology Group Co. Ltd., Class A *	3,945	9,539

China International Capital Corp. Ltd., Class A	2,645	13,358

China Life Insurance Co. Ltd., Class A	1,265	8,201

China Life Insurance Co. Ltd., Class H	28,451	114,864

China Literature Ltd., 144A *	4,337	17,521

China Merchants Bank Co. Ltd., Class A	6,048	34,159

China Merchants Bank Co. Ltd., Class H	15,593	97,360

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	8,838	12,482

China Merchants Securities Co. Ltd., Class A	6,109	14,781

China Merchants Securities Co. Ltd., Class H, 144A	6,252	11,262

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,312	13,450

China Minsheng Banking Corp. Ltd., Class A	23,056	13,039

China Minsheng Banking Corp. Ltd., Class H	38,700	20,037

China National Nuclear Power Co. Ltd., Class A	4,936	6,130

China National Software & Service Co. Ltd., Class A *	1,111	7,224

China Pacific Insurance Group Co. Ltd., Class A	2,273	13,520

China Pacific Insurance Group Co. Ltd., Class H	10,660	48,979

China Railway Signal & Communication Corp. Ltd., Class H, 144A	3,397	1,598

China Rare Earth Resources And Technology Co. Ltd., Class A *	1,503	14,235

China Reinsurance Group Corp., Class H	42,909	9,051

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	820	2,199

China Resources Microelectronics Ltd., Class A	864	7,191

China Resources Mixc Lifestyle Services Ltd., 144A	4,618	28,102

China Resources Pharmaceutical Group Ltd., 144A	13,528	7,869

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,765	7,430

China Science Publishing & Media Ltd., Class A	3,522	11,442

China South Publishing & Media Group Co. Ltd., Class A	6,033	9,769

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

China Southern Power Grid Energy Storage Co. Ltd., Class A	4,100	8,922

China Three Gorges Renewables Group Co. Ltd., Class A	27,250	16,523

China Tourism Group Duty Free Corp. Ltd., Class A	777	9,126

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,120	11,297

China Tower Corp. Ltd., Class H, 144A	18,275	26,050

China United Network Communications Ltd., Class A	12,006	8,610

China Vanke Co. Ltd., Class A *	7,317	5,162

China Vanke Co. Ltd., Class H *	26,763	12,865

China World Trade Center Co. Ltd., Class A	2,140	6,363

China Yangtze Power Co. Ltd., Class A	14,740	55,945

China Zhenhua Group Science & Technology Co. Ltd., Class A	844	7,103

China Zheshang Bank Co. Ltd., Class A	16,367	7,109

China Zheshang Bank Co. Ltd., Class H	19,301	6,638

Chinalin Securities Co. Ltd., Class A	2,375	6,269

Chongqing Afari Technology Co. Ltd., Class A *	4,000	6,792

Chongqing Rural Commercial Bank Co. Ltd., Class A	5,283	4,997

Chongqing Rural Commercial Bank Co. Ltd., Class H	16,648	12,536

Chongqing Water Group Co. Ltd., Class A	13,610	9,125

Chongqing Zhifei Biological Products Co. Ltd., Class A *	3,692	9,304

CITIC Securities Co. Ltd., Class A	5,593	22,312

CITIC Securities Co. Ltd., Class H	9,308	33,390

CMOC Group Ltd., Class A	4,500	15,735

CMOC Group Ltd., Class H	10,890	33,636

CNPC Capital Co. Ltd., Class A	9,905	13,123

Contemporary Amperex Technology Co. Ltd., Class A	1,698	84,644

Contemporary Amperex Technology Co. Ltd., Class H	929	58,908

COSCO SHIPPING Development Co. Ltd., Class H	17,036	2,592

COSCO SHIPPING Holdings Co. Ltd., Class H	1,808	3,509

Country Garden Services Holdings Co. Ltd.	20,627	16,666

CSC Financial Co. Ltd., Class A	2,881	10,015

CSC Financial Co. Ltd., Class H, 144A	10,554	16,177

CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,256	10,861

	Number of Shares	Value $

DaShenLin Pharmaceutical Group Co. Ltd., Class A	602	1,718

DHC Software Co. Ltd., Class A	6,073	8,560

Do-Fluoride New Materials Co. Ltd., Class A	1,500	6,699

Dong-E-E-Jiao Co. Ltd., Class A	1,767	14,003

Dongxing Securities Co. Ltd., Class A	5,773	11,746

Duality Biotherapeutics, Inc. *	304	12,242

East Money Information Co. Ltd., Class A	8,366	27,460

Eastern Air Logistics Co. Ltd., Class A	2,300	6,379

Eastroc Beverage Group Co. Ltd., Class A	187	6,584

Easyhome New Retail Group Co. Ltd., Class A *	22,465	9,692

Ecovacs Robotics Co. Ltd., Class A	473	4,780

Empyrean Technology Co. Ltd., Class A	830	12,216

Eoptolink Technology, Inc. Ltd., Class A	351	18,410

Espressif Systems Shanghai Co. Ltd., Class A	369	9,084

Everbright Securities Co. Ltd., Class A	3,984	9,663

Everbright Securities Co. Ltd., Class H, 144A	6,368	6,969

Everdisplay Optronics Shanghai Co. Ltd., Class A *	14,289	5,436

Fangda Carbon New Material Co. Ltd., Class A	3,230	2,971

First Capital Securities Co. Ltd., Class A	10,583	11,615

Focus Media Information Technology Co. Ltd., Class A	9,063	9,339

Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,180	16,667

Founder Securities Co. Ltd., Class A	6,745	7,550

Foxconn Industrial Internet Co. Ltd., Class A	4,764	38,676

Full Truck Alliance Co. Ltd., ADR	3,693	34,640

Fuyao Glass Industry Group Co. Ltd., Class A	937	8,249

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,984	24,796

GalaxyCore, Inc., Class A	2,998	7,376

Gan & Lee Pharmaceuticals Co. Ltd., Class A	976	9,385

Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,324	20,441

G-bits Network Technology Xiamen Co. Ltd., Class A	108	6,605

GDS Holdings Ltd., Class A *	7,855	41,996

Gemdale Corp., Class A *	6,828	3,274

Genscript Biotech Corp. *	9,771	14,915

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Geovis Technology Co. Ltd., Class A	1,175	11,606

GF Securities Co. Ltd., Class A	4,409	13,392

GF Securities Co. Ltd., Class H	9,125	20,111

Giant Biogene Holding Co. Ltd., 144A	2,596	10,594

Giant Network Group Co. Ltd., Class A	1,183	6,397

GigaDevice Semiconductor, Inc., Class A	345	15,085

Ginlong Technologies Co. Ltd., Class A	562	6,896

Glarun Technology Co. Ltd., Class A	1,700	7,243

Glodon Co. Ltd., Class A	5,815	11,840

GoerTek, Inc., Class A	1,580	6,259

Goldwind Science & Technology Co. Ltd., Class A	1,400	5,805

Goldwind Science & Technology Co. Ltd., Class H	6,499	12,861

Green Development Electricity Group of Tianjin Co. Ltd., Class A	9,207	12,078

Greenland Holdings Corp. Ltd., Class A *	35,299	8,746

Greentown China Holdings Ltd.	13,067	17,474

GRG Banking Equipment Co. Ltd., Class A	2,345	4,700

Guangdong Provincial Expressway Development Co. Ltd., Class A	3,813	6,797

Guangzhou Baiyun International Airport Co. Ltd., Class A	5,379	7,370

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,641	4,026

Guangzhou Haige Communications Group, Inc. Co., Class A	4,656	11,985

Guangzhou Port Co. Ltd., Class A	21,957	11,489

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	502	2,829

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,504	9,268

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	8,026	11,277

Guocheng Mining Co. Ltd., Class A *	1,600	8,720

Guolian Minsheng Securities Co. Ltd., Class A	5,202	7,468

Guolian Minsheng Securities Co. Ltd., Class H	8,707	5,588

Guosen Securities Co. Ltd., Class A	5,902	10,805

Guotai Haitong Securities Co. Ltd.	8,952	24,700

	Number of Shares	Value $

Guotai Haitong Securities Co. Ltd., Class H, 144A	17,290	35,234

Guoyuan Securities Co. Ltd., Class A	6,796	8,241

H World Group Ltd., ADR	863	47,292

Haidilao International Holding Ltd., 144A	9,882	22,260

Haier Smart Home Co. Ltd., Class H	7,123	24,295

Hainan Airport Infrastructure Co. Ltd., Class A	15,198	9,414

Haisco Pharmaceutical Group Co. Ltd., Class A	944	6,419

Haitian International Holdings Ltd.	2,710	8,772

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	4,216	6,913

Hangzhou Chang Chuan Technology Co. Ltd., Class A	596	12,553

Hangzhou First Applied Material Co. Ltd., Class A	3,232	8,526

Hangzhou GreatStar Industrial Co. Ltd.	1,263	6,574

Hangzhou Lion Microelectronics Co. Ltd., Class A *	1,408	8,580

Hangzhou Silan Microelectronics Co. Ltd., Class A	1,920	9,008

Hangzhou Tigermed Consulting Co. Ltd., Class A	987	8,580

Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,686	10,143

Han’s Laser Technology Industry Group Co. Ltd., Class A	500	5,269

Hansoh Pharmaceutical Group Co. Ltd., 144A	10,568	47,232

Haohua Chemical Science & Technology Co. Ltd., Class A	647	3,558

Hebei Sinopack Electronic Technology Co. Ltd., Class A	700	8,229

Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,749	7,732

Hefei Meiya Optoelectronic Technology, Inc., Class A	896	2,615

Heilongjiang Agriculture Co. Ltd., Class A	231	541

Hengan International Group Co. Ltd.	1,592	5,939

Hengtong Optic-electric Co. Ltd., Class A	700	4,846

Hgtech Co. Ltd., Class A	1,033	13,530

Hithink RoyalFlush Information Network Co. Ltd., Class A	419	20,297

HLA Group Corp. Ltd., Class A	3,060	2,890

Holitech Technology Co. Ltd., Class A *	13,500	6,080

Hongta Securities Co. Ltd., Class A	5,928	7,050

Horizon Robotics *	56,102	58,884

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Hua Hong Semiconductor Ltd., Class A *	236	4,361

Hua Hong Semiconductor Ltd., Class H, 144A *	3,206	39,654

Huaan Securities Co. Ltd., Class A	10,156	9,474

Huadong Medicine Co. Ltd., Class A	1,245	6,522

Hualan Biological Engineering, Inc., Class A	2,384	5,375

Huali Industrial Group Co. Ltd., Class A	1,147	7,966

Huaneng Lancang River Hydropower, Inc., Class A	10,594	14,468

Huaqin Technology Co. Ltd., Class A	400	5,374

Huatai Securities Co. Ltd., Class A	4,456	13,886

Huatai Securities Co. Ltd., Class H, 144A	10,908	23,400

Huaxi Securities Co. Ltd., Class A	5,952	7,756

Huaxia Bank Co. Ltd., Class A	10,570	10,307

Huaxia Eye Hospital Group Co. Ltd., Class A	2,484	6,767

Hubei Dinglong Co. Ltd., Class A	1,500	10,053

Hubei Feilihua Quartz Glass Co. Ltd., Class A	724	14,174

Huishang Bank Corp. Ltd., Class H	16,675	8,314

Huizhou Desay Sv Automotive Co. Ltd., Class A	342	6,183

Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	400	3,907

Hundsun Technologies, Inc., Class A	2,131	9,324

Hwatsing Technology Co. Ltd., Class A	433	12,232

Hygon Information Technology Co. Ltd., Class A	1,224	46,581

Hytera Communications Corp. Ltd., Class A *	2,309	3,732

IEIT Systems Co. Ltd., Class A	864	8,044

Iflytek Co. Ltd., Class A	1,688	13,733

IKD Co. Ltd., Class A	1,800	4,838

Imeik Technology Development Co. Ltd., Class A	701	14,588

Industrial & Commercial Bank of China Ltd., Class A	21,129	21,311

Industrial & Commercial Bank of China Ltd., Class H	285,556	235,464

Industrial Bank Co. Ltd., Class A	6,044	16,130

Industrial Securities Co. Ltd., Class A	9,365	9,214

INESA Intelligent Tech, Inc., Class A	3,800	12,224

	Number of Shares	Value $

Ingenic Semiconductor Co. Ltd., Class A	467	9,067

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	941	3,577

InnoScience Suzhou Technology Holding Co. Ltd., Class H *	2,555	22,309

Innovation New Material Technology Co. Ltd., Class A	9,740	6,814

Innovent Biologics, Inc., 144A *	10,963	119,270

iQIYI, Inc., ADR *	4,223	6,757

iRay Group, Class A	607	10,733

Isoftstone Information Technology Group Co. Ltd., Class A	1,023	7,381

J&T Global Express Ltd. *	26,489	34,778

Jafron Biomedical Co. Ltd., Class A	2,155	6,235

JD Health International, Inc., 144A *	7,910	57,387

JD Logistics, Inc., 144A *	5,715	8,161

JD.com, Inc., Class A	12,091	161,375

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	4,365	4,574

Jiangsu Financial Leasing Co. Ltd., Class A	11,870	11,142

Jiangsu Hengli Hydraulic Co. Ltd., Class A	400	6,578

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,532	29,117

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H *	1,661	14,121

Jiangsu Hoperun Software Co. Ltd., Class A	1,100	8,295

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	3,381	11,733

Jiangsu Pacific Quartz Co. Ltd., Class A	1,590	11,367

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	6,399	9,355

Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	500	6,162

Jiangsu Yoke Technology Co. Ltd., Class A	404	5,651

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,192	6,724

Jinduicheng Molybdenum Co. Ltd., Class A	2,100	7,508

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	781	1,305

Joinn Laboratories China Co. Ltd., Class H, 144A	2,275	6,224

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	545	1,488

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

J-Yuan Trust Co. Ltd., Class A *	13,722	5,820

Kangmei Pharmaceutical Co. Ltd., Class A *	33,300	9,367

Kanzhun Ltd., ADR	2,517	40,473

KE Holdings, Inc., ADR	1,061	17,453

KE Holdings, Inc., Class A	6,511	36,258

Kingdee International Software Group Co. Ltd. *	23,560	30,330

Kingnet Network Co. Ltd., Class A	3,481	11,507

Kingsoft Cloud Holdings Ltd. *	29,084	26,548

Kingsoft Corp. Ltd.	9,340	31,045

Kuaishou Technology, 144A	20,607	165,575

Kuang-Chi Technologies Co. Ltd., Class A *	1,193	8,331

Kunlun Tech Co. Ltd., Class A *	1,442	12,842

Laopu Gold Co. Ltd., Class H	319	29,506

LB Group Co. Ltd., Class A	1,900	6,466

Lenovo Group Ltd.	32,202	40,056

Lens Technology Co. Ltd., Class H	1,693	5,948

Lepu Medical Technology Beijing Co. Ltd., Class A	2,586	6,924

Li Auto, Inc., Class A *	8,479	74,523

Li Ning Co. Ltd.	11,754	33,840

Liaoning Port Co. Ltd., Class A	12,657	3,192

Livzon Pharmaceutical Group, Inc., Class A	530	2,738

Livzon Pharmaceutical Group, Inc., Class H	1,943	7,213

Longfor Group Holdings Ltd., 144A	12,317	15,668

Loongson Technology Corp. Ltd., Class A *	527	12,192

Luxshare Precision Industry Co. Ltd., Class A	2,380	17,421

Mango Excellent Media Co. Ltd., Class A	3,599	12,789

Mao Geping Cosmetics Co. Ltd., Class H	1,124	11,280

Maxscend Microelectronics Co. Ltd., Class A	726	8,485

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	4,645	4,739

Meitu, Inc., 144A *	29,465	21,320

Meituan, Class B, 144A *	22,919	237,771

MGI Tech Co. Ltd., Class A *	1,028	9,544

Ming Yang Smart Energy Group Ltd., Class A	2,980	9,955

MINISO Group Holding Ltd.	4,803	22,129

Minmetals Capital Co. Ltd., Class A	6,434	5,383

Mixue Group, Class H *	294	13,418

Montage Technology Co. Ltd., Class A	722	17,211

Muyuan Foods Co. Ltd., Class A	841	5,749

	Number of Shares	Value $

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	6,960	10,043

Nanjing Securities Co. Ltd., Class A	5,889	6,772

NARI Technology Co. Ltd., Class A	3,125	12,435

National Silicon Industry Group Co. Ltd., Class A *	3,393	10,741

NAURA Technology Group Co. Ltd., Class A	278	19,120

NavInfo Co. Ltd., Class A *	5,649	8,991

NetEase, Inc.	12,321	282,266

New China Life Insurance Co. Ltd., Class A	1,036	11,416

New China Life Insurance Co. Ltd., Class H	4,529	31,990

New Oriental Education & Technology Group, Inc.	7,623	42,626

Newland Digital Technology Co. Ltd., Class A	3,100	11,373

Nexchip Semiconductor Corp., Class A	1,126	5,839

Ninestar Corp., Class A *	523	1,645

Ningbo Deye Technology Co. Ltd., Class A	491	7,479

Ningbo Joyson Electronic Corp., Class A	1,580	6,446

Ningbo Joyson Electronic Corp., Class H *	2,746	5,947

Ningbo Shanshan Co. Ltd., Class A *	1,502	3,304

Ningbo Tuopu Group Co. Ltd., Class A	937	9,262

Ningbo Zhoushan Port Co. Ltd., Class A	14,298	8,899

NIO, Inc., ADR *	263	1,281

NIO, Inc., Class A *	13,502	68,355

Nongfu Spring Co. Ltd., Class H, 144A	13,554	82,133

OFILM Group Co. Ltd., Class A *	3,310	4,742

OmniVision Integrated Circuits Group, Inc.	814	14,593

Onewo, Inc., Class H	2,232	5,436

Oppein Home Group, Inc., Class A	987	8,216

Orient Securities Co. Ltd., Class A	6,265	9,232

Orient Securities Co. Ltd., Class H, 144A	17,359	13,693

Oriental Pearl Group Co. Ltd., Class A	7,700	12,895

Ovctek China, Inc., Class A	4,292	9,972

Pacific Securities Co. Ltd., Class A *	13,766	8,387

People.cn Co. Ltd., Class A	3,633	12,359

People’s Insurance Co. Group of China Ltd., Class H	30,788	25,230

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Phancy Group Co. Ltd., Class H *	2,878	14,636

Pharmaron Beijing Co. Ltd., Class A	1,255	5,414

Pharmaron Beijing Co. Ltd., Class H, 144A	4,796	12,146

PICC Property & Casualty Co. Ltd., Class H	24,809	51,349

Ping An Bank Co. Ltd., Class A	6,151	9,772

Ping An Healthcare and Technology Co. Ltd., 144A *	5,493	9,248

Ping An Insurance Group Co. of China Ltd., Class A	5,315	48,875

Ping An Insurance Group Co. of China Ltd., Class H	45,038	391,527

Piotech, Inc., Class A	205	11,037

Poly Developments and Holdings Group Co. Ltd., Class A	12,572	12,460

Pony Ai, Inc., ADR *	1,771	25,396

Pop Mart International Group Ltd., 144A	2,917	85,696

Postal Savings Bank of China Co. Ltd., Class A	3,272	2,370

Postal Savings Bank of China Co. Ltd., Class H, 144A	35,972	22,672

Proya Cosmetics Co. Ltd., Class A	400	4,136

Qfin Holdings, Inc., ADR	781	11,371

Qi An Xin Technology Group, Inc., Class A *	1,607	8,374

Qingdao Sentury Tire Co. Ltd., Class A	2,100	6,327

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,360	13,140

QuantumCTek Co. Ltd., Class A *	200	19,767

Quzhou Xin’an Development Co. Ltd., Class A *	15,665	8,516

Range Intelligent Computing Technology Group Co. Ltd., Class A	1,552	23,388

Raytron Technology Co. Ltd., Class A	543	9,245

Remegen Co. Ltd., Class A *	587	8,442

Remegen Co. Ltd., Class H, 144A *	1,350	13,902

Rockchip Electronics Co. Ltd., Class A	370	9,706

Ruijie Networks Co. Ltd., Class A	758	10,027

Sanan Optoelectronics Co. Ltd., Class A	1,092	2,658

Sangfor Technologies, Inc., Class A	570	10,892

SDIC Capital Co. Ltd., Class A	7,852	8,538

Sealand Securities Co. Ltd., Class A	15,624	9,587

SenseTime Group, Inc., Class B, 144A *	235,970	77,227

Seres Group Co. Ltd., Class A	582	9,104

	Number of Shares	Value $

Seres Group Co. Ltd., Class H *	569	6,929

SG Micro Corp., Class A	820	8,220

Shandong Gold Mining Co. Ltd., Class A	1,166	8,040

Shandong Gold Mining Co. Ltd., Class H, 144A	3,958	20,857

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	700	9,846

Shandong Hi-speed Co. Ltd., Class A	4,249	6,032

Shandong Publishing & Media Co. Ltd., Class A	7,448	10,009

Shandong Sinocera Functional Material Co. Ltd., Class A	1,317	7,344

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,783	12,873

Shanghai Aiko Solar Energy Co. Ltd., Class A *	4,742	10,036

Shanghai Allist Pharmaceuticals Co. Ltd., Class A	742	10,026

Shanghai Baosight Software Co. Ltd., Class A	2,316	8,162

Shanghai Baosight Software Co. Ltd., Class B	5,345	5,778

Shanghai Belling Co. Ltd., Class A	2,300	10,567

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	412	9,107

Shanghai Chicmax Cosmetic Co. Ltd., Class H	477	3,677

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,356	12,953

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,857	12,431

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	940	11,740

Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,789	11,266

Shanghai Henlius Biotech, Inc., Class H, 144A *	936	8,023

Shanghai International Airport Co. Ltd., Class A	3,242	14,417

Shanghai International Port Group Co. Ltd., Class A	8,169	6,060

Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,223	5,041

Shanghai Junshi Biosciences Co. Ltd., Class A *	2,347	11,631

Shanghai Junshi Biosciences Co. Ltd., Class H, 144A *	3,067	8,030

Shanghai Lingang Holdings Corp. Ltd., Class A	4,188	6,910

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	9,481	11,566

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Shanghai M&G Stationery, Inc., Class A	1,031	4,096

Shanghai MicroPort MedBot Group Co. Ltd., Class H *	5,395	19,270

Shanghai Moons’ Electric Co. Ltd., Class A	453	4,564

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	872	1,299

Shanghai Pudong Development Bank Co. Ltd., Class A	12,633	17,897

Shanghai Putailai New Energy Technology Group Co. Ltd.	1,068	4,424

Shanghai RAAS Blood Products Co. Ltd., Class A	7,263	6,659

Shanghai Rural Commercial Bank Co. Ltd., Class A	2,542	3,116

Shanghai Stonehill Technology Co. Ltd., Class A *	9,600	15,490

Shanghai United Imaging Healthcare Co. Ltd., Class A	599	11,411

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	6,397	4,783

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,147	12,924

Shanghai Zhonggu Logistics Co. Ltd., Class A	5,200	8,231

Shanjin International Gold Co. Ltd., Class A	1,366	6,168

Shanxi Securities Co. Ltd., Class A	8,403	7,373

Sharetronic Data Technology Co. Ltd., Class A	500	19,443

Shengyi Electronics Co. Ltd., Class A	260	3,268

Shengyi Technology Co. Ltd., Class A	1,170	11,785

Shennan Circuits Co. Ltd., Class A	343	14,271

Shenwan Hongyuan Group Co. Ltd., Class A	20,561	15,014

Shenwan Hongyuan Group Co. Ltd., Class H, 144A	19,891	7,883

Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	900	9,551

Shenzhen Dobot Corp Ltd., Class H *	2,462	12,193

Shenzhen Expressway Corp. Ltd., Class A	3,610	4,741

Shenzhen Expressway Corp. Ltd., Class H	9,507	8,727

Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	3,569	13,509

Shenzhen Goodix Technology Co. Ltd., Class A	732	8,353

Shenzhen Han’s CNC Technology Co. Ltd., Class A	300	6,839

	Number of Shares	Value $

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	1,751	3,068

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H, 144A	14,331	9,637

Shenzhen Huaqiang Industry Co. Ltd., Class A	1,600	5,900

Shenzhen Infogem Technologies Co. Ltd., Class A *	1,100	6,270

Shenzhen Inovance Technology Co. Ltd., Class A	981	10,426

Shenzhen Kaifa Technology Co. Ltd., Class A	1,522	7,631

Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,523	7,728

Shenzhen Longsys Electronics Co. Ltd., Class A *	210	8,928

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	745	20,188

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,092	8,329

Shenzhen Overseas Chinese Town Co. Ltd., Class A *	25,656	9,760

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,870	13,385

Shenzhen SC New Energy Technology Corp., Class A	255	4,598

Shenzhen Sunlord Electronics Co. Ltd., Class A	1,214	7,396

Shenzhen Sunway Communication Co. Ltd., Class A	900	10,047

Shenzhen Transsion Holdings Co. Ltd., Class A	432	3,640

Shenzhou International Group Holdings Ltd.	6,202	50,229

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,275	5,796

Siasun Robot & Automation Co. Ltd., Class A *	1,500	3,826

SICC Co. Ltd., Class A *	547	7,439

Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	280	10,799

Sichuan Chuantou Energy Co. Ltd., Class A	7,004	14,741

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	423	20,950

Sichuan Swellfun Co. Ltd., Class A	1,000	5,579

Silergy Corp.	1,778	16,008

Sinocelltech Group Ltd., Class A *	1,410	8,099

Sinolink Securities Co. Ltd., Class A	6,258	8,328

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Sinomine Resource Group Co. Ltd., Class A	800	10,611

Sinopharm Group Co. Ltd., Class H	5,049	13,645

Skshu Paint Co. Ltd., Class A	160	1,220

Skyverse Technology Co. Ltd., Class A *	426	12,232

Smartsens Technology Shanghai Co. Ltd., Class A	541	7,681

Smoore International Holdings Ltd., 144A	18,869	28,585

Songcheng Performance Development Co. Ltd., Class A	3,718	4,503

SooChow Securities Co. Ltd., Class A	7,411	10,035

Southwest Securities Co. Ltd., Class A	12,688	8,433

Spring Airlines Co. Ltd., Class A	359	2,878

StarPower Semiconductor Ltd., Class A	507	8,041

State Grid Information & Communication Co. Ltd., Class A	1,900	5,483

Sungrow Power Supply Co. Ltd., Class A	1,226	25,821

Sunny Optical Technology Group Co. Ltd.	3,428	25,528

Sunresin New Materials Co. Ltd., Class A	527	5,739

Sunshine Insurance Group Co. Ltd., Class H	9,748	4,885

Sunwoda Electronic Co. Ltd., Class A	1,600	6,098

SUPCON Technology Co. Ltd., Class A	1,220	14,261

Suzhou Maxwell Technologies Co. Ltd., Class A	393	16,715

Suzhou TFC Optical Communication Co. Ltd., Class A	447	24,021

TAL Education Group, ADR *	2,155	22,692

Talkweb Information System Co. Ltd., Class A *	1,484	7,899

TangShan Port Group Co. Ltd., Class A	19,684	12,423

Tasly Pharmaceutical Group Co. Ltd., Class A	2,422	5,115

Tencent Holdings Ltd.	42,926	2,842,654

Tencent Music Entertainment Group, ADR	4,359	63,641

Thunder Software Technology Co. Ltd., Class A	1,047	11,140

Tianfeng Securities Co. Ltd., Class A *	12,962	7,746

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	1,110	6,958

Tianqi Lithium Corp., Class A *	1,000	8,250

	Number of Shares	Value $

Tianqi Lithium Corp., Class H *	1,058	6,511

Tianshui Huatian Technology Co. Ltd., Class A	2,327	5,149

Tongcheng Travel Holdings Ltd.	11,635	30,731

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,284	5,607

Topchoice Medical Corp., Class A	919	6,774

Topsports International Holdings Ltd., 144A	29,380	11,831

TravelSky Technology Ltd., Class H	14,200	19,479

Tsinghua Tongfang Co. Ltd., Class A *	6,103	8,468

UBTech Robotics Corp. Ltd., Class H *	1,856	28,829

Unigroup Guoxin Microelectronics Co. Ltd., Class A	940	10,920

Unisplendour Corp. Ltd., Class A	3,313	12,531

United Nova Technology Co. Ltd., Class A *	6,576	7,457

Vanchip Tianjin Technology Co. Ltd., Class A *	1,258	7,213

Venustech Group, Inc., Class A *	4,942	10,445

Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	542	21,935

Victory Giant Technology Huizhou Co. Ltd., Class A	522	23,134

Vipshop Holdings Ltd., ADR	1,730	30,137

Walvax Biotechnology Co. Ltd., Class A	3,968	7,148

Wanda Film Holding Co. Ltd., Class A *	5,696	9,083

Wangfujing Group Co. Ltd., Class A	2,144	4,331

Wangsu Science & Technology Co. Ltd., Class A	6,560	19,314

Wanxiang Qianchao Co. Ltd., Class A	4,500	13,164

Weibo Corp., ADR (a)	1,183	11,747

Weihai Guangwei Composites Co. Ltd., Class A	1,480	8,758

Weilong Delicious Global Holdings Ltd.	3,229	4,834

Western Securities Co. Ltd., Class A	7,942	9,261

Western Superconducting Technologies Co. Ltd., Class A	644	8,472

Wingtech Technology Co. Ltd., Class A *	575	2,808

Winner Medical Co. Ltd., Class A	667	3,472

Winning Health Technology Group Co. Ltd., Class A	5,742	9,005

Wuhan Jingce Electronic Group Co. Ltd., Class A *	500	11,130

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,134	13,818

WuXi AppTec Co. Ltd., Class A	1,432	20,457

WuXi AppTec Co. Ltd., Class H, 144A	3,585	54,539

Wuxi Biologics Cayman, Inc., 144A *	31,760	163,304

WuXi XDC Cayman, Inc. *	2,881	23,259

XD, Inc.	2,327	21,984

Xiamen C & D, Inc., Class A	2,477	3,506

Xiamen Faratronic Co. Ltd., Class A	291	4,941

Xiaomi Corp., Class B, 144A *	72,826	324,927

XPeng, Inc., Class A *	10,471	91,496

XtalPi Holdings Ltd. *	18,626	24,669

Yadea Group Holdings Ltd., 144A	8,575	12,508

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H, 144A	2,133	40,576

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	875	11,146

Yealink Network Technology Corp. Ltd., Class A	1,476	8,085

Yifeng Pharmacy Chain Co. Ltd., Class A	2,873	10,176

Yongan Futures Co. Ltd., Class A	4,060	9,243

Yonghui Superstores Co. Ltd., Class A *	12,277	7,605

Yonyou Network Technology Co. Ltd., Class A *	5,933	12,297

Youngor Fashion Co. Ltd., Class A	9,547	10,186

Yunnan Baiyao Group Co. Ltd., Class A	1,719	14,043

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	835	5,736

Yunnan Energy New Material Group Co. Ltd., Class A *	382	3,448

Zai Lab Ltd. *	9,279	17,865

Zai Lab Ltd., ADR *	171	3,287

Zangge Mining Co. Ltd., Class A	925	11,616

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	460	10,945

Zhaojin Mining Industry Co. Ltd., Class H	8,291	36,568

Zhejiang Century Huatong Group Co. Ltd., Class A *	4,900	13,148

Zhejiang Cfmoto Power Co. Ltd., Class A	100	3,604

Zhejiang China Commodities City Group Co. Ltd., Class A	5,126	11,102

Zhejiang Chint Electrics Co. Ltd., Class A	1,547	7,450

Zhejiang Crystal-Optech Co. Ltd., Class A	1,711	7,033

	Number of Shares	Value $

Zhejiang Dahua Technology Co. Ltd., Class A	3,210	9,011

Zhejiang Dingli Machinery Co. Ltd., Class A	756	6,532

Zhejiang Expressway Co. Ltd., Class H	15,003	13,138

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,914	9,122

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	865	7,028

Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A *	7,975	5,719

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	3,143	16,474

Zhejiang NHU Co. Ltd., Class A	3,946	18,117

Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	9,208	11,139

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	2,581	11,166

Zhejiang Shuanghuan Driveline Co. Ltd., Class A	1,158	6,991

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	2,090	4,978

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,643	6,744

Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,124	2,010

Zheshang Securities Co. Ltd., Class A	5,156	8,019

ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A *	3,940	7,722

Zhongfu Shenying Carbon Fiber Co. Ltd., Class A *	1,656	7,755

Zhongji Innolight Co. Ltd., Class A	297	23,116

Zhongsheng Group Holdings Ltd.	1,001	1,326

Zhongtai Securities Co. Ltd., Class A	15,146	14,151

Zijin Mining Group Co. Ltd., Class A	4,872	28,085

Zijin Mining Group Co. Ltd., Class H	22,955	132,058

ZTO Express Cayman, Inc.	1,889	46,246

(Cost $12,505,009)		14,533,539

Colombia — 0.1%

Ecopetrol SA	9,343	5,573

Grupo Cibest SA	973	21,252

Grupo de Inversiones Suramericana SA	462	6,668

Interconexion Electrica SA ESP	2,298	16,828

(Cost $28,523)		50,321

Cyprus — 0.0%

Bank of Cyprus Holdings PLC

(Cost $9,186)	1,081	11,819

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Czech Republic — 0.1%

CEZ AS	618	35,090

Komercni Banka AS	394	22,564

(Cost $56,953)		57,654

Egypt — 0.1%

Commercial International Bank - Egypt (CIB)	5,954	16,577

EFG Holding S.A.E. *	14,559	8,216

Fawry for Banking & Payment Technology Services SAE *	41,492	15,965

Talaat Moustafa Group	7,336	13,326

(Cost $39,656)		54,084

Greece — 0.2%

Alpha Bank SA	3,453	15,166

Eurobank SA	5,893	27,275

Hellenic Telecommunications Organization SA	1,632	33,721

JUMBO SA	496	14,535

National Bank of Greece SA	1,854	30,176

Piraeus Bank SA *	2,775	26,605

(Cost $121,709)		147,478

Hong Kong — 4.4%

Alibaba Group Holding Ltd.	124,919	2,282,100

Beijing Enterprises Water Group Ltd.	20,777	7,517

BOC Hong Kong Holdings Ltd.	16,036	92,048

Brilliance China Automotive Holdings Ltd.	15,700	8,370

C&D International Investment Group Ltd.	4,600	8,892

China Medical System Holdings Ltd.	10,451	19,507

China Merchants Port Holdings Co. Ltd.	9,511	21,254

China Overseas Land & Investment Ltd.	31,380	57,568

China Resources Land Ltd.	14,231	57,818

China Ruyi Holdings Ltd. *	109,566	28,435

China State Construction International Holdings Ltd.	9,284	11,026

China Taiping Insurance Holdings Co. Ltd.	6,327	18,490

Cowell e Holdings, Inc. *	2,385	8,549

Far East Horizon Ltd.	27,796	27,504

Guming Holdings Ltd.	4,586	16,697

Guotai Junan International Holdings Ltd.	41,063	14,699

NetEase Cloud Music, Inc., 144A *	891	17,610

Want Want China Holdings Ltd.	18,925	11,855

Yuexiu Property Co. Ltd.	18,912	11,122

(Cost $1,947,809)		2,721,061

Hungary — 0.2%

OTP Bank Nyrt	708	87,204

	Number of Shares	Value $

Richter Gedeon Nyrt	1,248	46,689

(Cost $77,205)		133,893

India — 11.8%

360 ONE WAM Ltd.	1,810	21,956

ABB India Ltd.	104	6,942

Abbott India Ltd.	73	21,288

Adani Energy Solutions Ltd. *	2,563	28,498

Adani Green Energy Ltd. *	3,288	34,238

Adani Ports & Special Economic Zone Ltd.	4,442	74,264

Aditya Birla Capital Ltd. *	5,187	19,639

Alkem Laboratories Ltd.	234	14,505

Ambuja Cements Ltd.	949	5,220

APL Apollo Tubes Ltd.	562	13,804

Apollo Hospitals Enterprise Ltd.	721	61,987

Ashok Leyland Ltd.	9,155	21,243

Asian Paints Ltd.	2,546	66,499

Astral Ltd.	576	10,560

AU Small Finance Bank Ltd., 144A	2,302	24,249

Aurobindo Pharma Ltd.	2,202	29,539

Avenue Supermarts Ltd., 144A *	1,164	49,228

Axis Bank Ltd.	8,561	130,227

Axis Bank Ltd., GDR	227	17,138

Bajaj Auto Ltd.	306	33,543

Bajaj Finance Ltd.	18,880	206,676

Bajaj Finserv Ltd.	2,867	62,819

Bajaj Holdings & Investment Ltd.	182	21,614

Bandhan Bank Ltd., 144A	2,874	5,749

Bank of Baroda	4,170	14,757

Bank of India	5,700	11,030

Berger Paints India Ltd.	1,465	7,345

Bharat Forge Ltd.	1,561	32,793

Bharti Airtel Ltd.	17,559	362,717

Biocon Ltd.	5,252	22,503

Bosch Ltd.	51	20,419

Britannia Industries Ltd.	475	31,340

BSE Ltd.	1,631	48,532

Canara Bank	6,293	10,886

CG Power & Industrial Solutions Ltd.	3,107	24,767

Cholamandalam Investment and Finance Co. Ltd.	3,400	64,684

Cipla Ltd.	3,779	56,002

Coforge Ltd.	1,900	24,765

Colgate-Palmolive India Ltd.	1,098	27,210

Container Corp. Of India Ltd.	2,075	11,305

Coromandel International Ltd.	839	20,473

Cummins India Ltd.	737	39,681

Dabur India Ltd.	4,238	24,154

Delhivery Ltd. *	3,100	14,768

Divi’s Laboratories Ltd.	876	61,707

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Dixon Technologies India Ltd.	161	18,631

DLF Ltd.	4,938	32,776

Dr Reddy’s Laboratories Ltd.	5,159	72,942

Eicher Motors Ltd.	525	46,226

Embassy Office Parks REIT	6,331	29,578

Eternal Ltd. *	35,517	96,155

Exide Industries Ltd.	2,403	8,830

Federal Bank Ltd.	8,505	28,032

Fortis Healthcare Ltd.	3,382	35,043

FSN E-Commerce Ventures Ltd.*	6,149	17,944

GE Vernova T&D India Ltd.	770	32,587

General Insurance Corp. of India, 144A	2,247	9,461

Gland Pharma Ltd., 144A	843	16,885

GlaxoSmithKline Pharmaceuticals Ltd.	637	18,006

Glenmark Pharmaceuticals Ltd.	1,514	35,558

GMR Airports Ltd. *	9,152	10,123

Godrej Consumer Products Ltd.	3,020	40,415

Godrej Properties Ltd. *	1,259	23,955

Grasim Industries Ltd.	517	15,911

Gujarat Fluorochemicals Ltd.	165	6,318

HCL Technologies Ltd.	8,136	124,227

HDFC Asset Management Co. Ltd., 144A	1,677	49,744

HDFC Bank Ltd.	47,495	463,458

HDFC Life Insurance Co. Ltd., 144A	4,526	35,586

Hero MotoCorp Ltd.	75	4,707

Hexaware Technologies Ltd.	984	5,121

Hindalco Industries Ltd.	3,781	38,431

Hindustan Unilever Ltd.	5,239	134,643

Hindustan Zinc Ltd.	2,675	17,754

Hitachi Energy India Ltd.	123	34,560

Honeywell Automation India Ltd.	19	6,469

Housing & Urban Development Corp. Ltd.	3,997	8,205

Hyundai Motor India Ltd.	387	9,211

ICICI Bank Ltd.	22,098	334,933

ICICI Lombard General Insurance Co. Ltd., 144A	1,876	39,210

ICICI Prudential Life Insurance Co. Ltd., 144A	1,577	11,345

IDFC First Bank Ltd.	24,392	19,701

Indian Bank	750	8,166

Indian Railway Catering & Tourism Corp. Ltd.	1,565	9,798

Indian Railway Finance Corp. Ltd., 144A	15,843	18,033

Indian Renewable Energy Development Agency Ltd. *	7,867	10,571

Indus Towers Ltd. *	4,565	22,828

IndusInd Bank Ltd. *	1,999	21,022

	Number of Shares	Value $

Info Edge India Ltd.	2,850	32,254

Infosys Ltd.	26,982	385,587

Infosys Ltd., ADR	56	809

InterGlobe Aviation Ltd., 144A	947	50,248

Jio Financial Services Ltd.	22,580	63,389

JSW Steel Ltd.	2,120	29,471

Jubilant Foodworks Ltd.	2,854	16,310

Kalyan Jewellers India Ltd.	3,174	14,308

Kaynes Technology India Ltd. *	345	14,625

Kotak Mahindra Bank Ltd.	23,755	108,414

KPIT Technologies Ltd.	1,592	13,494

Kwality Wall’s India Ltd. *	5,179	1,487

L&T Finance Ltd.	7,819	24,404

L&T Technology Services Ltd., 144A	250	9,652

Laurus Labs Ltd., 144A	2,580	30,509

Life Insurance Corp. of India	561	5,238

Linde India Ltd.	165	12,206

Lloyds Metals & Energy Ltd.	639	8,660

Lodha Developers Ltd., 144A	2,268	24,637

LTIMindtree Ltd., 144A	384	18,834

Lupin Ltd.	2,266	57,335

Mahindra & Mahindra Financial Services Ltd.	5,350	22,011

Mahindra & Mahindra Ltd.	3,167	118,268

MakeMyTrip Ltd. *	468	26,428

Mankind Pharma Ltd.	1,031	25,471

Marico Ltd.	2,833	24,559

Maruti Suzuki India Ltd.	445	72,671

Max Financial Services Ltd. *	1,122	22,364

Max Healthcare Institute Ltd.	5,754	69,063

Motilal Oswal Financial Services Ltd.	1,269	10,115

Mphasis Ltd.	889	22,441

Multi Commodity Exchange of India Ltd.	1,010	27,125

Muthoot Finance Ltd.	946	34,871

Nestle India Ltd.	3,107	44,114

NHPC Ltd.	27,937	23,132

Nippon Life India Asset Management Ltd., 144A	1,623	16,612

Oberoi Realty Ltd.	1,217	20,371

One 97 Communications Ltd. *	2,750	33,199

Oracle Financial Services Software Ltd.	215	16,382

Page Industries Ltd.	49	17,295

Patanjali Foods Ltd.	825	4,607

PB Fintech Ltd. *	2,696	43,906

Persistent Systems Ltd.	803	41,776

Phoenix Mills Ltd.	1,343	24,484

PI Industries Ltd.	406	13,912

Pidilite Industries Ltd.	2,266	37,162

Power Finance Corp. Ltd.	11,344	51,597

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Power Grid Corp. of India Ltd.	20,591	67,595

Premier Energies Ltd., 144A	1,095	8,798

Prestige Estates Projects Ltd.	973	14,898

Procter & Gamble Hygiene & Health Care Ltd.	92	11,479

Rail Vikas Nigam Ltd.	3,875	13,474

REC Ltd.	10,403	39,999

Samvardhana Motherson International Ltd.	11,816	17,318

SBI Cards & Payment Services Ltd. *	2,453	20,880

SBI Life Insurance Co. Ltd., 144A	2,004	44,875

Schaeffler India Ltd.	410	19,636

Shriram Finance Ltd.	10,338	122,657

SJVN Ltd.	10,516	8,442

Sona Blw Precision Forgings Ltd., 144A	3,035	17,831

SRF Ltd.	631	17,771

State Bank of India	7,438	98,248

Sun Pharmaceutical Industries Ltd.	7,253	138,481

Sundaram Finance Ltd.	458	27,736

Supreme Industries Ltd.	272	11,885

Suzlon Energy Ltd. *	94,623	44,380

Tata Communications Ltd.	1,237	21,721

Tata Consultancy Services Ltd.	7,311	211,946

Tata Consumer Products Ltd.	2,845	35,681

Tata Elxsi Ltd.	319	15,824

Tata Investment Corp. Ltd.	1,784	12,917

Tata Steel Ltd.	8,236	19,222

Tech Mahindra Ltd.	4,158	62,057

Thermax Ltd.	231	7,916

Titan Co. Ltd.	2,546	121,106

Torrent Pharmaceuticals Ltd.	803	38,248

Trent Ltd.	861	36,905

Tube Investments of India Ltd.	395	11,955

TVS Motor Co. Ltd.	645	27,435

UltraTech Cement Ltd.	270	37,623

United Spirits Ltd.	1,592	24,163

UNO Minda Ltd.	562	7,342

UPL Ltd.	4,038	28,291

Varun Beverages Ltd.	10,708	53,130

Vishal Mega Mart Ltd. *	17,543	22,712

Vodafone Idea Ltd. *	239,948	27,931

Wipro Ltd.	20,725	45,780

Yes Bank Ltd. *	72,321	16,471

Zydus Lifesciences Ltd.	1,747	17,699

(Cost $6,157,920)		7,372,627

Indonesia — 0.8%

Amman Mineral Internasional PT *	63,204	28,841

Barito Renewables Energy Tbk PT *	56,695	27,815

	Number of Shares	Value $

Bumi Resources Minerals Tbk PT *	399,550	23,118

Elang Mahkota Teknologi Tbk PT	156,140	8,289

GoTo Gojek Tokopedia Tbk PT *	7,720,982	28,093

Pantai Indah Kapuk Dua Tbk PT	23,233	13,200

PT Bank Central Asia Tbk	229,306	98,137

PT Bank Mandiri Persero Tbk	167,295	52,638

PT Bank Rakyat Indonesia Persero Tbk	309,434	72,168

PT Barito Pacific Tbk *	118,150	14,024

PT Chandra Asri Pacific Tbk	58,971	23,567

PT Indofood CBP Sukses Makmur Tbk	12,864	6,023

PT Indosat Tbk	56,080	7,727

PT Kalbe Farma Tbk	200,477	13,154

PT Sumber Alfaria Trijaya Tbk	62,224	6,198

PT Telkom Indonesia Persero Tbk	346,781	73,224

PT Unilever Indonesia Tbk	30,358	4,310

Trimegah Bangun Persada Tbk PT	72,355	6,646

XLSMART Telecom Sejahtera Tbk PT	43,574	8,239

(Cost $628,811)		515,411

Ireland — 0.9%

PDD Holdings, Inc., ADR *

(Cost $661,849)	5,303	550,080

Kazakhstan — 0.0%

Solidcore Resources PLC * (b)

(Cost $548,412)	28,889	0

Kuwait — 0.6%

Al Ahli Bank of Kuwait KSCP	10,440	10,413

Boubyan Bank KSCP	8,311	18,394

Burgan Bank SAK	10,486	7,041

Gulf Bank KSCP	9,731	10,752

Kuwait Finance House KSCP	55,540	145,548

Mabanee Co KPSC	4,241	13,547

Mobile Telecommunications Co. KSCP	15,749	27,822

National Bank of Kuwait SAKP	36,068	110,861

Warba Bank KSCP *	20,094	18,863

(Cost $313,238)		363,241

Malaysia — 1.1%

99 Speed Mart Retail Holdings BHD	13,500	11,935

AMMB Holdings Bhd	4,400	7,271

Axiata Group Bhd	27,352	16,027

Celcomdigi Bhd	26,300	21,562

CIMB Group Holdings Bhd	56,004	115,721

Fraser & Neave Holdings Bhd	900	8,082

Gamuda Bhd	35,104	37,802

Hong Leong Bank Bhd	3,700	22,137

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

IHH Healthcare Bhd	17,100	40,080

IJM Corp. Bhd	14,700	9,483

IOI Properties Group Bhd	12,900	11,438

KPJ Healthcare Bhd	18,600	14,006

Kuala Lumpur Kepong Bhd	1,500	7,325

Malayan Banking Bhd	25,956	79,782

Maxis Bhd	22,700	22,636

MR DIY Group M Bhd, 144A	26,250	12,076

Nestle Malaysia Bhd	219	6,186

PPB Group Bhd	4,000	11,185

Press Metal Aluminium Holdings Bhd	8,200	15,026

Public Bank Bhd	66,600	84,384

QL Resources Bhd	5,750	6,029

RHB Bank Bhd	10,836	23,393

Sime Darby Bhd	7,500	4,703

Sime Darby Property Bhd	37,600	14,012

Sunway Bhd	11,800	17,771

Telekom Malaysia Bhd	18,800	35,996

TIME dotCom Bhd	9,500	14,844

United Plantations BHD	2,500	18,967

Westports Holdings Bhd	8,226	13,002

YTL Corp. Bhd	12,200	5,769

(Cost $531,761)		708,630

Mexico — 1.7%

America Movil SAB de CV, Series B	116,445	151,529

Arca Continental SAB de CV	3,554	42,815

Cemex SAB de CV, Series CPO	33,925	42,510

Coca-Cola Femsa SAB de CV	4,086	45,462

El Puerto de Liverpool SAB de CV, Class C1	1,382	8,624

Fibra Uno Administracion SA de CV REIT	16,464	28,630

Gruma SAB de CV, Class B	408	7,321

Grupo Aeroportuario del Centro Norte SAB de CV	1,943	29,710

Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,791	46,779

Grupo Aeroportuario del Sureste SAB de CV, Class B	965	34,721

Grupo Bimbo SAB de CV, Series A	10,224	37,126

Grupo Carso SAB de CV, Series A1	1,245	9,765

Grupo Comercial Chedraui SA de CV	2,291	14,705

Grupo Financiero Banorte SAB de CV, Class O	11,620	132,631

Grupo Financiero Inbursa SAB de CV, Class O	2,521	6,417

Grupo Mexico SAB de CV, Series B	13,047	166,086

Industrias Penoles SAB de CV *	685	43,540

	Number of Shares	Value $

Kimberly-Clark de Mexico SAB de CV, Class A	8,206	20,618

Prologis Property Mexico SA de CV REIT	9,660	47,486

Promotora y Operadora de Infraestructura SAB de CV	1,244	20,515

Wal-Mart de Mexico SAB de CV	37,006	119,883

(Cost $803,723)		1,056,873

Netherlands — 0.0%

Nebius Group N.V., Class A * (b)

(Cost $1,831,427)	28,401	0

Philippines — 0.4%

Ayala Corp.	1,170	12,174

Ayala Land, Inc.	52,900	19,173

Bank of the Philippine Islands	9,584	19,279

BDO Unibank, Inc.	9,319	22,189

Globe Telecom, Inc.	605	18,255

International Container Terminal Services, Inc.	6,330	78,816

Jollibee Foods Corp.	1,620	6,012

Metropolitan Bank & Trust Co.	7,480	9,988

PLDT, Inc.	855	20,758

SM Investments Corp.	2,570	31,420

SM Prime Holdings, Inc.	45,900	17,114

(Cost $254,531)		255,178

Qatar — 0.4%

Al Rayan Bank	25,682	16,449

Commercial Bank PSQC	18,754	24,981

Dukhan Bank	9,871	9,730

Estithmar Holding QPSC *	10,927	11,362

Industries Qatar QSC	7,818	25,960

Ooredoo QPSC	10,231	38,075

Qatar International Islamic Bank QSC	4,586	14,271

Qatar Islamic Bank QPSC	7,149	46,534

Qatar National Bank QPSC	16,656	88,289

(Cost $242,452)		275,651

Russia — 0.0%

Alrosa PJSC * (b)	246,725	0

GMK Norilskiy Nickel PAO * (b)	559,300	0

Mobile TeleSystems PJSC, ADR * (b)	25,457	0

Mobile TeleSystems PJSC * (b)	32,151	0

Novolipetsk Steel PJSC * (b)	121,611	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (b)	21,692	0

Polyus PJSC * (b)	27,930	0

Sberbank of Russia PJSC * (b)	989,954	0

United Co. RUSAL International PJSC * (b)	255,320	0

(Cost $7,879,354)		0

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Saudi Arabia — 1.9%

ACWA Power Co. *	1,020	45,114

Al Rajhi Bank	5,629	151,571

Alinma Bank	5,664	42,251

Almarai Co. JSC	2,064	21,934

Arab National Bank	2,887	15,855

Arabian Internet & Communications Services Co.	330	16,452

Bank AlBilad	2,546	17,377

Bank Al-Jazira	2,429	7,499

Banque Saudi Fransi	4,331	22,943

Bupa Arabia for Cooperative Insurance Co.	475	22,516

Co. for Cooperative Insurance	325	11,758

Dar Al Arkan Real Estate Development Co. *	4,382	23,283

Dr Sulaiman Al Habib Medical Services Group Co.	753	46,374

Elm Co.	209	35,716

Etihad Etisalat Co.	3,014	51,668

Jarir Marketing Co.	1,995	7,441

Mouwasat Medical Services Co.	868	14,729

Nahdi Medical Co.	458	12,149

Riyad Bank	4,377	32,417

SABIC Agri-Nutrients Co.	1,082	35,712

SAL Saudi Logistics Services	150	6,478

Saudi Arabian Mining Co. *	6,163	115,344

Saudi Awwal Bank	3,361	30,663

Saudi Basic Industries Corp.	2,277	32,902

Saudi Industrial Investment Group	3,782	13,007

Saudi Investment Bank	4,287	15,429

Saudi National Bank	12,722	141,367

Saudi Research & Media Group *	331	7,223

Saudi Tadawul Group Holding Co.	445	16,230

Saudi Telecom Co.	13,588	151,497

Yanbu National Petrochemical Co.	1,225	8,230

(Cost $1,123,356)		1,173,129

Singapore — 0.4%

BOC Aviation Ltd., 144A	2,242	24,965

Trip.com Group Ltd.	4,377	230,205

Trip.com Group Ltd., ADR	49	2,578

(Cost $245,624)		257,748

South Africa — 3.5%

Absa Group Ltd.	5,928	101,038

Bid Corp. Ltd.	2,576	67,993

Bidvest Group Ltd.	1,700	26,966

Capitec Bank Holdings Ltd.	369	109,965

Clicks Group Ltd.	2,018	40,342

Discovery Ltd.	3,978	65,317

FirstRand Ltd.	20,517	127,852

	Number of Shares	Value $

Gold Fields Ltd.	6,199	361,589

Harmony Gold Mining Co. Ltd.	3,597	81,088

Impala Platinum Holdings Ltd.	3,279	72,856

Investec Ltd.	2,326	20,002

Mr Price Group Ltd.	1,831	21,072

MTN Group Ltd.	11,784	153,668

Naspers Ltd., Class N	6,340	352,610

Nedbank Group Ltd.	1,114	22,046

Northam Platinum Holdings Ltd.	775	21,099

Old Mutual Ltd.	17,805	18,501

OUTsurance Group Ltd.	7,857	36,265

Pepkor Holdings Ltd., 144A	17,729	29,627

Sanlam Ltd.	11,396	76,019

Shoprite Holdings Ltd.	2,217	36,843

Sibanye Stillwater Ltd. *	14,489	63,718

Standard Bank Group Ltd.	4,662	94,113

Valterra Platinum Ltd.	999	117,011

Vodacom Group Ltd.	4,858	49,668

Woolworths Holdings Ltd.	7,599	25,994

(Cost $1,420,166)		2,193,262

South Korea — 15.0%

ABLBio, Inc. *	282	38,031

Alteogen, Inc.	175	49,574

Amorepacific Corp.	275	28,943

APR Corp. *	152	33,021

BNK Financial Group, Inc.	807	11,181

Celltrion Pharm, Inc.	6	302

Celltrion, Inc. *	1,114	184,699

CJ Corp.	13	1,975

Coway Co. Ltd. *	211	12,013

DB Insurance Co. Ltd.	290	36,913

Doosan Co. Ltd.	36	31,983

Doosan Enerbility Co. Ltd. *	1,564	115,574

Doosan Robotics, Inc. *	188	13,919

Ecopro BM Co. Ltd. *	242	37,263

Ecopro Co. Ltd. *	472	60,702

Ecopro Materials Co. Ltd. *	281	14,045

Hana Financial Group, Inc.	1,849	156,558

Hanmi Pharm. Co. Ltd. *	60	24,734

Hanmi Semiconductor Co. Ltd.	236	53,073

Hanwha Solutions Corp. *	605	22,291

HLB, Inc. *	717	25,819

HMM Co. Ltd.	987	14,649

HYBE Co. Ltd. *	169	45,525

Hyosung Heavy Industries Corp.	13	25,512

Hyundai Autoever Corp.	68	23,683

Hyundai Elevator Co. Ltd.	70	4,803

Hyundai Engineering & Construction Co. Ltd.	211	24,158

Hyundai Glovis Co. Ltd.	80	16,100

Hyundai Mobis Co. Ltd.	432	155,262

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Hyundai Motor Co.	561	262,853

Hyundai Rotem Co. Ltd.	334	53,519

Industrial Bank of Korea	1,257	22,501

Kakao Corp.	2,307	99,914

KakaoBank Corp.	1,306	24,649

Kakaopay Corp. *	488	22,695

KB Financial Group, Inc.	2,576	284,730

KCC Corp.	29	13,124

KEPCO Engineering & Construction Co., Inc. *	228	27,753

Kia Corp.	478	68,286

KIWOOM Securities Co. Ltd.	91	29,479

Korea Investment Holdings Co. Ltd.	347	62,356

Korea Zinc Co. Ltd.	33	46,569

Korean Air Lines Co. Ltd. *	251	4,903

Krafton, Inc. *	230	39,732

KT Corp.	412	18,273

KT&G Corp.	664	75,286

L&F Co. Ltd. *	149	13,020

LG Chem Ltd.	167	48,469

LG Corp.	304	22,760

LG Display Co. Ltd. *	972	9,690

LG Electronics, Inc.	90	9,116

LG Energy Solution Ltd. *	190	56,399

LG Innotek Co. Ltd.	116	25,724

LG Uplus Corp.	1,237	14,223

LigaChem Biosciences, Inc. *	208	27,719

Meritz Financial Group, Inc. *	649	57,343

Mirae Asset Securities Co. Ltd.	1,742	87,191

NAVER Corp.	1,150	203,458

NCSoft Corp.	130	20,876

Netmarble Corp., 144A	337	12,323

NH Investment & Securities Co. Ltd.	1,564	38,597

Peptron, Inc.	168	33,285

Pharmaresearch Co. Ltd.	69	16,764

Posco DX Co. Ltd.	716	19,561

POSCO Future M Co. Ltd. *	145	24,897

POSCO Holdings, Inc.	154	44,214

Rainbow Robotics *	80	47,828

Sam Chun Dang Pharm Co. Ltd.	120	68,822

Samsung Biologics Co. Ltd., 144A *	85	105,061

Samsung C&T Corp.	354	86,254

Samsung Card Co. Ltd.	250	10,949

Samsung Electro-Mechanics Co. Ltd.	248	77,322

Samsung Electronics Co. Ltd.	19,401	2,919,928

Samsung Episholdings Co. Ltd. *	43	20,177

Samsung Fire & Marine Insurance Co. Ltd.	188	69,267

Samsung Life Insurance Co. Ltd.	444	70,991

	Number of Shares	Value $

Samsung SDI Co. Ltd. *	461	149,340

Samsung SDS Co. Ltd.	279	37,821

Samsung Securities Co. Ltd.	484	35,934

Samyang Foods Co. Ltd.	23	19,522

Shinhan Financial Group Co. Ltd.	3,211	216,299

SK Biopharmaceuticals Co. Ltd. *	325	27,066

SK Bioscience Co. Ltd. *	488	16,606

SK hynix, Inc.	2,236	1,649,215

SK Innovation Co. Ltd.	317	28,141

SK Square Co. Ltd. *	619	277,550

SK Telecom Co. Ltd.	816	45,267

SK, Inc.	173	48,226

SKC Co. Ltd. *	154	12,119

Woori Financial Group, Inc.	2,166	54,206

Yuhan Corp.	491	37,614

(Cost $3,794,333)		9,336,081

Taiwan — 22.1%

Accton Technology Corp.	3,657	164,038

Acer, Inc.	7,070	6,207

Advantech Co. Ltd.	3,561	38,393

Airtac International Group	518	19,999

Alchip Technologies Ltd.	383	42,827

ASE Technology Holding Co. Ltd.	25,170	312,498

Asia Vital Components Co. Ltd.	2,433	137,588

ASMedia Technology, Inc.	349	14,704

ASPEED Technology, Inc.	206	64,220

Asustek Computer, Inc.	6,169	105,152

AUO Corp. *	24,387	12,971

Bizlink Holding, Inc.	539	24,350

Caliway Biopharmaceuticals Co. Ltd .*	7,000	36,894

Catcher Technology Co. Ltd.	1,419	8,707

Cathay Financial Holding Co. Ltd.	62,398	159,339

Chailease Holding Co. Ltd.	12,301	40,989

Chang Hwa Commercial Bank Ltd.	33,949	23,495

China Steel Corp.	5,416	3,601

Chroma ATE, Inc.	1,915	84,672

Chunghwa Telecom Co. Ltd.	28,539	122,528

CTBC Financial Holding Co. Ltd.	108,350	194,059

Delta Electronics, Inc.	13,259	607,490

E Ink Holdings, Inc.	5,822	34,882

E.Sun Financial Holding Co. Ltd.	102,321	115,071

Eclat Textile Co. Ltd.	1,898	25,723

Elite Material Co. Ltd.	2,190	171,209

eMemory Technology, Inc.	447	36,234

Eva Airways Corp.	3,226	3,928

Evergreen Marine Corp. Taiwan Ltd.	2,173	13,716

Far Eastern New Century Corp.	7,226	6,668

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Far EasTone Telecommunications Co. Ltd.	14,710	43,360

Feng TAY Enterprise Co. Ltd.	2,665	8,009

First Financial Holding Co. Ltd.	78,744	75,436

Fortune Electric Co. Ltd.	179	6,137

Foxconn Technology Co. Ltd.	8,921	17,007

Fubon Financial Holding Co. Ltd.	64,074	193,386

Gigabyte Technology Co. Ltd.	2,172	16,667

Global Unichip Corp.	465	41,269

Globalwafers Co. Ltd.	1,772	25,833

Gold Circuit Electronics Ltd.	2,617	69,259

Highwealth Construction Corp.	9,941	12,056

Hon Hai Precision Industry Co. Ltd.	83,768	652,194

HON Precision, Inc.	542	84,397

Hotai Motor Co. Ltd.	2,617	49,051

Hua Nan Financial Holdings Co. Ltd.	63,080	77,003

Innolux Corp.	18,631	15,998

International Games System Co. Ltd.	1,996	44,447

Inventec Corp.	11,683	17,312

Jentech Precision Industrial Co. Ltd.	788	78,772

KGI Financial Holding Co. Ltd.	118,167	83,104

King Slide Works Co. Ltd.	406	44,813

King Yuan Electronics Co. Ltd.	4,932	51,673

Largan Precision Co. Ltd.	468	37,787

Lite-On Technology Corp.	13,029	72,219

Lotes Co. Ltd.	499	28,379

MediaTek, Inc.	6,207	386,806

Mega Financial Holding Co. Ltd.	86,452	112,320

Micro-Star International Co. Ltd.	5,467	16,518

Minth Group Ltd.	1,661	9,318

Nan Ya Plastics Corp.	18,623	54,775

Nan Ya Printed Circuit Board Corp.	1,157	20,574

Nanya Technology Corp. *	5,408	49,469

Nien Made Enterprise Co. Ltd.	1,464	18,927

Novatek Microelectronics Corp.	2,884	36,315

Pegatron Corp.	12,263	28,879

PharmaEssentia Corp.	2,269	52,634

Phison Electronics Corp.	704	42,631

Pou Chen Corp.	16,305	16,221

Powerchip Semiconductor Manufacturing Corp. *	24,675	60,638

Powertech Technology, Inc.	3,411	28,196

Quanta Computer, Inc.	17,839	166,610

Realtek Semiconductor Corp.	2,159	33,307

Shanghai Commercial & Savings Bank Ltd.	17,093	21,989

Sino-American Silicon Products, Inc.	1,998	7,554

	Number of Shares	Value $

SinoPac Financial Holdings Co. Ltd.	111,677	118,794

Synnex Technology International Corp.	3,342	7,699

Taichung Commercial Bank Co. Ltd.	28,568	19,313

Taiwan Business Bank	38,746	20,359

Taiwan Cooperative Financial Holding Co. Ltd.	65,122	50,076

Taiwan High Speed Rail Corp.	22,816	19,774

Taiwan Mobile Co. Ltd.	14,351	49,429

Taiwan Semiconductor Manufacturing Co. Ltd.	107,727	6,885,885

Tripod Technology Corp.	2,375	29,639

TS Financial Holding Co. Ltd.	156,199	128,118

Unimicron Technology Corp.	5,749	88,691

Uni-President Enterprises Corp.	19,360	44,971

United Microelectronics Corp.	51,038	106,946

Vanguard International Semiconductor Corp.	8,388	35,878

VisEra Technologies Co. Ltd.	1,131	12,393

Wan Hai Lines Ltd.	5,502	13,468

Winbond Electronics Corp. *	11,509	45,172

Wistron Corp.	21,193	92,347

Wiwynn Corp.	750	96,120

WT Microelectronics Co. Ltd.	4,065	23,965

Yageo Corp.	7,087	67,666

Yang Ming Marine Transport Corp.	4,192	7,709

Yuanta Financial Holding Co. Ltd.	86,565	136,320

Zhen Ding Technology Holding Ltd.	5,187	34,734

(Cost $5,566,028)		13,776,867

Thailand — 1.5%

Advanced Info Service PCL, NVDR	8,500	103,909

Airports of Thailand PCL, NVDR	22,800	39,974

Asset World Corp. PCL, NVDR	86,100	6,925

Bangkok Dusit Medical Services PCL, NVDR	89,000	62,130

Bangkok Expressway & Metro PCL, NVDR	98,800	20,024

Bumrungrad Hospital PCL, NVDR	5,700	39,057

Central Pattana PCL, NVDR	23,300	52,469

Central Retail Corp. PCL, NVDR	35,700	23,658

Charoen Pokphand Foods PCL, NVDR	5,400	3,648

Com7 PCL, NVDR	13,900	10,777

CP ALL PCL, NVDR	37,700	62,763

Delta Electronics Thailand PCL, NVDR	32,800	294,393

Energy Absolute PCL *	5,767	126

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Home Product Center PCL, NVDR	32,200	7,665

Krung Thai Bank PCL, NVDR	12,400	13,662

Krungthai Card PCL, NVDR	16,000	17,114

Land & Houses PCL, NVDR	89,500	12,553

Minor International PCL, NVDR	29,083	24,325

Muangthai Capital PCL, NVDR	9,500	11,308

Osotspa PCL, NVDR	9,500	5,257

SCB X PCL, NVDR	4,100	19,587

Thai Beverage PCL	71,300	25,930

Thai Life Insurance PCL, NVDR	30,400	10,758

TIDLOR Holdings PCL	17,014	10,892

Tisco Financial Group PCL, NVDR	2,600	9,577

TMBThanachart Bank PCL, NVDR	197,677	15,008

True Corp. PCL, NVDR	93,569	43,646

(Cost $712,207)		947,135

Turkey — 0.9%

Akbank TAS	8,402	17,233

Akfen Yenilenebilir Enerji AS *	24,449	9,929

Alarko Holding As	3,930	9,156

Aselsan Elektronik Sanayi Ve Ticaret AS	2,990	21,905

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,867	7,986

Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	8,825	10,481

Aydem Yenilenebilir Enerji AS *	14,419	8,307

BIM Birlesik Magazalar AS	2,880	43,738

Borusan Yatirim ve Pazarlama AS	220	11,462

Bosch Fren Sistemleri Sanayi ve Ticaret AS *	0	1

Celebi Hava Servisi AS	230	9,116

Coca-Cola Icecek AS	5,218	8,453

DAP Gayrimenkul Gelistirme AS *	33,079	8,617

Dogan Sirketler Grubu Holding As	16,681	7,636

Dogus Otomotiv Servis Ve Ticaret AS	1,053	5,247

Eczacibasi Yatirim Holding Ortakligi AS	595	3,926

Efor Yatirim Sanayi Ticaret AS	4,084	1,994

Ege Endustri Ve Ticaret AS	57	8,524

Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	4,596	12,025

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	24,746	13,344

Enka Insaat ve Sanayi AS	3,601	8,332

Grainturk Tarim AS *	1,163	6,038

Haci Omer Sabanci Holding AS	7,089	16,258

	Number of Shares	Value $

Hektas Ticaret TAS *	88,429	6,116

Investco Holding AS *	1,332	7,016

Is Gayrimenkul Yatirim Ortakligi AS REIT *	9,908	4,914

Is Yatirim Menkul Degerler AS	6,125	6,712

Jantsa Jant Sanayi Ve Ticaret AS	13,897	5,853

Katilimevim Tasarruf Finansman AS	13,785	12,608

Kiler Holding AS *	1,659	11,701

Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT *	90,253	7,023

Kontrolmatik Enerji Ve Muhendislik AS	28,969	6,196

Ldr Turizm As	6,710	12,908

LYDIA HOLDING AS *	2,531	11,517

Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	5,095	5,263

MIA Teknoloji AS *	10,239	8,736

MLP Saglik Hizmetleri AS, 144A *	816	8,113

Pegasus Hava Tasimaciligi AS *	1	4

Peker Gayrimenkul Yatirim Ortakligi AS REIT *	54,873	16,105

Ral Yatirim Holding AS *	1,937	6,897

Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	15,279	11,249

Ronesans Gayrimenkul Yatirim AS	2,401	9,156

Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS *	10,806	1,814

TAB Gida Sanayi Ve Ticaret AS	1,894	11,215

TAV Havalimanlari Holding AS *	1,449	10,187

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	6,004	11,625

Turk Altin Isletmeleri AS *	6,228	8,644

Turk Hava Yollari AO	904	6,325

Turk Telekomunikasyon AS *	5,433	8,399

Turkcell Iletisim Hizmetleri AS	8,296	21,857

Turkiye Is Bankasi AS, Class C	40,675	15,649

Turkiye Sigorta AS	26,554	7,371

Turkiye Sinai Kalkinma Bankasi AS *	30,812	9,099

Yapi ve Kredi Bankasi AS *	14,453	14,239

(Cost $495,101)		534,219

United Arab Emirates — 1.8%

Abu Dhabi Commercial Bank PJSC	14,404	59,459

Abu Dhabi Islamic Bank PJSC	6,758	46,923

Aldar Properties PJSC	17,676	51,980

Alpha Dhabi Holding PJSC *	8,543	21,215

Borouge PLC	11,029	7,778

Dubai Islamic Bank PJSC	13,373	30,223

Emaar Development PJSC	4,743	24,990

Emaar Properties PJSC	26,132	115,271

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Emirates NBD Bank PJSC	9,984	89,712

Emirates Telecommunications Group Co. PJSC	25,149	138,874

First Abu Dhabi Bank PJSC	18,561	99,159

International Holding Co. PJSC *	3,583	389,856

Modon Holding PSC *	30,837	28,213

Two Point Zero Group PJSC *	31,026	16,812

(Cost $664,872)		1,120,465

United States — 0.3%

BeOne Medicines Ltd., Class A *	176	6,611

BeOne Medicines Ltd., Class H *	7,044	173,170

(Cost $150,012)		179,781

TOTAL COMMON STOCKS

(Cost $50,436,592)		60,507,137

PREFERRED STOCKS — 1.6%

Brazil — 0.7%

Axia Energia *	0	2

Axia Energia, Class B	2,213	28,852

Banco Bradesco SA	23,640	97,494

Cia Energetica de Minas Gerais	9,014	21,215

Itau Unibanco Holding SA	23,155	211,215

Itausa SA	46,152	128,422

Klabin SA	5	4

Localiza Rent a Car SA *	1	5

(Cost $280,492)		487,209

Chile — 0.1%

Sociedad Quimica y Minera de Chile SA, Class B *

(Cost $27,732)	680	51,886

Colombia — 0.1%

Grupo Cibest SA	2,493	42,235

Grupo de Inversiones Suramericana SA	955	11,698

(Cost $30,192)		53,933

India — 0.0%

TVS Motor Co. Ltd. * (b)

(Cost $0)	2,052	226

Russia — 0.0%

Sberbank of Russia PJSC * (b)

(Cost $275,893)	71,636	0

South Korea — 0.7%

Doosan Co. Ltd.	19	8,097

Hyundai Motor Co.	28	6,258

Hyundai Motor Co. - 2nd Preferred	92	20,690

Korea Investment Holdings Co. Ltd.	117	14,599

Mirae Asset Securities Co. Ltd.	1,723	27,609

Mirae Asset Securities Co. Ltd., Class P	933	16,312

	Number of Shares	Value $

Samsung Electronics Co. Ltd.	3,386	338,482

(Cost $178,902)		432,047

TOTAL PREFERRED STOCKS

(Cost $793,211)		1,025,301

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	800	0

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers MSCI Emerging Markets Climate Selection ETF (c)

(Cost $59,022)	1,750	71,945

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (d)(e)

(Cost $8,400)	8,400	8,400

CASH EQUIVALENTS — 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (d)

(Cost $604,557)	604,557	604,557

TOTAL INVESTMENTS — 99.8%

(Cost $51,901,782)		62,217,340

Other assets and liabilities, net — 0.2%		108,460

NET ASSETS — 100.0%		62,325,800

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers MSCI Emerging Markets Climate Selection ETF (c)

23,639	35,540		—	—	12,766	321	—	1,750	71,945

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (d)(e)

525	7,875	(f)	—	—	—	90	—	8,400	8,400

CASH EQUIVALENTS — 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (d)

179,718	5,968,517		(5,543,678)	—	—	6,123	—	604,557	604,557

203,882	6,011,932		(5,543,678)	—	12,766	6,534	—	614,707	684,902

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $8,168, which is 0.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

ADR:	American Depositary Receipt
BDR:	Brazilian Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	9	656,806	721,665	3/20/2026	64,859

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2026 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$60,507,137	$—	$0	$60,507,137

Preferred Stocks (a)	1,025,075	—	226	1,025,301

Warrants	0	—	—	0

Exchange-Traded Funds	71,945	—	—	71,945

Short-Term Investments (a)	612,957	—	—	612,957

Derivatives (b)

Futures Contracts	64,859	—	—	64,859

TOTAL	$62,281,973	$—	$226	$62,282,199

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2026, the amount of transfers from Level 3 to Level 1 was $11,642. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Australia — 5.0%

ANZ Group Holdings Ltd.	18,250	520,755

APA Group (a)	7,645	50,124

Aristocrat Leisure Ltd.	3,213	110,091

ASX Ltd.	1,164	43,932

Brambles Ltd.	8,073	144,291

CAR Group Ltd.	2,299	43,450

Cochlear Ltd.	409	58,006

Coles Group Ltd.	8,356	122,433

Computershare Ltd.	2,914	64,356

CSL Ltd.	2,934	306,863

Evolution Mining Ltd.	12,389	146,385

Fortescue Ltd.	10,600	159,693

Goodman Group REIT	12,574	259,327

Lynas Rare Earths Ltd. *	5,541	74,948

Macquarie Group Ltd.	2,204	335,309

Northern Star Resources Ltd.	8,467	182,710

QBE Insurance Group Ltd.	9,423	145,924

REA Group Ltd.	329	39,012

South32 Ltd.	28,237	92,566

Suncorp Group Ltd.	6,767	70,553

Transurban Group (a)	19,385	198,103

WiseTech Global Ltd.	1,227	41,570

Woodside Energy Group Ltd.	11,389	229,774

(Cost $2,884,120)		3,440,175

Austria — 0.1%

OMV AG	894	57,844

Verbund AG	398	28,336

(Cost $77,893)		86,180

Belgium — 0.5%

Ageas SA/NV	947	70,330

Elia Group SA/NV	241	38,357

KBC Group NV	1,430	193,828

Lotus Bakeries NV	2	24,842

Syensqo SA	459	26,214

(Cost $232,797)		353,571

Chile — 0.2%

Antofagasta PLC

(Cost $46,222)	2,320	133,124

Denmark — 2.6%

A.P. Moller — Maersk A/S, Class A	18	44,090

A.P. Moller — Maersk A/S, Class B (b)	25	61,927

Coloplast A/S, Class B	795	61,308

DSV A/S	1,236	319,450

Genmab A/S *	367	107,206

Novo Nordisk A/S, Class B	19,552	735,054

Novonesis (Novozymes) B, Class B	2,184	129,597

	Number of Shares	Value $

Orsted AS, 144A *	3,120	73,957

Pandora A/S	506	39,981

ROCKWOOL A/S, Class B	549	18,180

Tryg A/S	2,155	53,330

Vestas Wind Systems A/S	6,316	162,142

(Cost $1,976,789)		1,806,222

Finland — 1.4%

Elisa OYJ	846	43,391

Kesko OYJ, Class B	1,643	40,466

Kone OYJ, Class B	2,125	160,626

Metso Corp.	4,118	86,084

Neste OYJ	2,483	62,093

Nokia OYJ	31,821	243,611

Sampo OYJ, Class A	14,256	158,019

Stora Enso OYJ, Class R	3,841	52,176

UPM-Kymmene OYJ	3,030	96,522

(Cost $736,558)		942,988

France — 12.6%

Aeroports de Paris SA	196	27,400

Air Liquide SA	3,505	737,621

AXA SA	10,137	496,225

BNP Paribas SA	6,102	688,043

Bouygues SA	1,127	70,099

Bureau Veritas SA	1,906	66,207

Carrefour SA	3,605	68,294

Cie Generale des Etablissements Michelin SCA	3,979	161,612

Covivio SA REIT	291	21,354

Credit Agricole SA	6,605	146,495

Danone SA	3,976	341,006

Dassault Systemes SE	4,203	92,054

Eiffage SA	436	75,262

EssilorLuxottica SA	1,818	483,395

Gecina SA REIT	307	28,436

Getlink SE	2,044	44,454

Hermes International SCA	194	469,336

Kering SA	445	150,215

Legrand SA	1,581	287,190

L’Oreal SA	1,459	684,578

LVMH Moet Hennessy Louis Vuitton SE	1,514	972,623

Publicis Groupe SA	1,432	127,517

Rexel SA	1,420	61,816

Schneider Electric SE	3,335	1,089,544

Societe Generale SA	4,188	365,221

TotalEnergies SE	12,061	958,097

(Cost $6,853,530)		8,714,094

Germany — 4.0%

adidas AG	1,025	191,457

Beiersdorf AG	621	78,931

Commerzbank AG	4,436	181,482

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Deutsche Boerse AG	1,135	311,438

Deutsche Lufthansa AG	4,070	43,672

Evonik Industries AG	1,679	29,320

GEA Group AG	909	70,728

Heidelberg Materials AG	834	186,651

Henkel AG & Co. KGaA	701	63,524

Infineon Technologies AG	7,961	430,735

Knorr-Bremse AG	405	53,317

LEG Immobilien SE	444	37,116

Merck KGaA	805	121,945

MTU Aero Engines AG	334	144,097

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	789	517,582

Scout24 SE, 144A	450	38,387

Symrise AG	824	75,477

Vonovia SE	4,650	157,515

Zalando SE, 144A *	1,357	33,246

(Cost $1,927,656)		2,766,620

Hong Kong — 2.4%

AIA Group Ltd.	63,662	706,438

CK Infrastructure Holdings Ltd.	4,299	36,521

HKT Trust & HKT Ltd. (a)	23,516	37,098

Hong Kong & China Gas Co. Ltd.	69,480	67,596

Hong Kong Exchanges & Clearing Ltd.	7,305	391,298

MTR Corp. Ltd.	9,028	43,096

Prudential PLC	15,652	239,368

Sino Land Co. Ltd.	22,112	36,127

Swire Pacific Ltd., Class A	2,415	25,980

WH Group Ltd., 144A	51,893	65,280

(Cost $1,342,961)		1,648,802

Ireland — 0.5%

AerCap Holdings NV	1,018	152,130

Kerry Group PLC, Class A	1,037	92,196

Kingspan Group PLC	925	92,123

(Cost $268,391)		336,449

Israel — 0.1%

Nice Ltd. *

(Cost $70,920)	393	44,497

Italy — 2.7%

Enel SpA	49,146	591,525

FinecoBank Banca Fineco SpA	3,831	90,420

Generali	5,117	218,466

Intesa Sanpaolo SpA	84,184	579,976

Moncler SpA	1,465	101,085

Poste Italiane SpA, 144A	2,791	74,969

Prysmian SpA	1,735	209,973

(Cost $1,067,063)		1,866,414

Japan — 25.5%

Aeon Co. Ltd.	13,500	192,524

	Number of Shares	Value $

Ajinomoto Co., Inc.	5,500	175,014

ANA Holdings, Inc.	855	18,636

Asahi Kasei Corp.	7,500	88,607

Asics Corp.	4,310	132,344

Astellas Pharma, Inc.	11,300	188,291

Bandai Namco Holdings, Inc.	3,700	100,578

Bridgestone Corp.	6,980	169,711

Capcom Co. Ltd.	2,200	50,630

Dai Nippon Printing Co. Ltd.	2,330	48,503

Daifuku Co. Ltd.	2,048	84,898

Dai-ichi Life Holdings, Inc.	21,100	217,724

Daiichi Sankyo Co. Ltd.	10,700	209,991

Daikin Industries Ltd.	1,571	200,394

Daiwa House Industry Co. Ltd.	3,500	126,504

Daiwa Securities Group, Inc.	8,400	88,560

Denso Corp.	10,800	155,645

Disco Corp.	561	271,292

East Japan Railway Co.	5,800	143,398

Ebara Corp.	2,800	99,392

Eisai Co. Ltd.	1,608	53,979

ENEOS Holdings, Inc.	17,000	162,024

FANUC Corp.	5,525	251,717

Fast Retailing Co. Ltd.	1,178	520,848

Fuji Electric Co. Ltd.	850	75,731

FUJIFILM Holdings Corp.	6,650	138,175

Fujitsu Ltd.	10,910	250,729

Hankyu Hanshin Holdings, Inc.	1,500	43,763

Hitachi Ltd.	27,800	930,554

Hoya Corp.	2,060	372,944

Ibiden Co. Ltd.	1,400	85,520

Isuzu Motors Ltd.	3,300	61,688

ITOCHU Corp.	36,500	530,696

JFE Holdings, Inc.	3,400	47,921

Kao Corp.	2,586	110,546

KDDI Corp.	17,604	301,171

Kikkoman Corp.	4,500	43,235

Komatsu Ltd.	5,800	279,849

Konami Group Corp.	600	80,051

Kubota Corp.	5,900	120,022

LY Corp.	18,300	45,596

Marubeni Corp.	8,500	327,097

MatsukiyoCocokara & Co.	2,100	34,824

Mitsubishi Chemical Group Corp.	8,000	59,465

Mitsubishi Estate Co. Ltd.	6,451	218,084

Mitsui Fudosan Co. Ltd.	15,800	213,180

Mitsui OSK Lines Ltd.	2,000	74,274

Mizuho Financial Group, Inc.	15,032	688,511

MonotaRO Co. Ltd.	1,500	19,989

MS&AD Insurance Group Holdings, Inc.	7,800	218,625

NEC Corp.	7,900	219,302

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Nexon Co. Ltd.	2,100	44,670

Nippon Paint Holdings Co. Ltd.	5,750	42,612

Nippon Steel Corp.	29,100	118,543

Nippon Yusen KK	2,500	85,973

Nitori Holdings Co. Ltd.	2,400	48,085

Nitto Denko Corp.	4,050	94,346

Nomura Holdings, Inc.	18,300	170,253

Nomura Research Institute Ltd.	2,300	64,334

Obayashi Corp.	3,700	104,655

Oriental Land Co. Ltd.	6,725	121,298

ORIX Corp.	7,000	248,525

Osaka Gas Co. Ltd.	2,100	87,645

Pan Pacific International Holdings Corp.	12,000	79,936

Panasonic Holdings Corp.	13,900	225,872

Rakuten Group, Inc. *	9,200	48,798

Recruit Holdings Co. Ltd.	8,650	380,406

Renesas Electronics Corp.	10,600	201,578

Ryohin Keikaku Co. Ltd.	3,000	69,118

Sanrio Co. Ltd.	1,100	40,343

Secom Co. Ltd.	2,400	92,818

Seibu Holdings, Inc.	1,300	38,636

Sekisui Chemical Co. Ltd.	2,300	44,917

Sekisui House Ltd.	3,700	90,672

Shimadzu Corp.	1,440	40,205

Shimano, Inc.	400	42,940

Shimizu Corp.	3,100	69,357

Shin-Etsu Chemical Co. Ltd.	10,233	404,273

Shiseido Co. Ltd.	2,400	50,729

SoftBank Corp.	178,500	244,441

SoftBank Group Corp.	22,580	591,383

Sompo Holdings, Inc.	5,465	218,600

Sony Group Corp.	37,288	870,073

Subaru Corp.	3,600	68,403

Sumitomo Metal Mining Co. Ltd.	1,453	117,496

Sumitomo Mitsui Financial Group, Inc.	22,259	855,002

Sumitomo Mitsui Trust Holdings, Inc.	3,800	133,453

Suntory Beverage & Food Ltd.	700	22,046

Sysmex Corp.	3,200	30,171

T&D Holdings, Inc.	2,900	78,274

TDK Corp.	12,125	188,292

TIS, Inc.	1,300	26,845

Toho Co. Ltd.	3,500	35,084

Tokio Marine Holdings, Inc.	11,100	464,049

Tokyo Electron Ltd.	2,725	768,149

Tokyo Gas Co. Ltd.	1,900	93,171

Tokyu Corp.	2,900	37,103

Toray Industries, Inc.	8,400	72,096

Unicharm Corp.	6,800	46,582

West Japan Railway Co.	2,700	58,003

	Number of Shares	Value $

Yamaha Motor Co. Ltd.	6,000	47,769

Yokogawa Electric Corp.	1,279	51,160

Yokohama Financial Group, Inc.	6,600	71,443

ZOZO, Inc.	2,300	16,779

(Cost $11,466,033)		17,700,150

Luxembourg — 0.1%

Eurofins Scientific SE

(Cost $44,182)	738	59,392

Netherlands — 8.1%

Akzo Nobel NV	968	68,141

ASML Holding NV	2,360	3,436,813

ASR Nederland NV	979	71,019

Ferrovial SE	3,117	232,444

ING Groep NV	17,708	514,960

Koninklijke Ahold Delhaize NV	5,529	272,679

Koninklijke KPN NV	22,398	126,964

NN Group NV	1,578	129,116

Prosus NV *	7,892	405,430

QIAGEN NV	1,222	60,541

Randstad NV	688	22,607

Universal Music Group NV	6,493	146,503

Wolters Kluwer NV	1,455	116,990

(Cost $2,670,945)		5,604,207

New Zealand — 0.2%

Auckland International Airport Ltd.	9,840	54,085

Contact Energy Ltd.	5,372	29,946

Meridian Energy Ltd.	8,406	28,549

Xero Ltd. *	1,016	60,198

(Cost $197,055)		172,778

Norway — 1.0%

Aker BP ASA	1,805	54,301

DNB Bank ASA	5,551	175,923

Equinor ASA	4,732	140,069

Gjensidige Forsikring ASA	1,323	37,326

Mowi ASA	2,837	66,859

Norsk Hydro ASA	8,276	76,676

Orkla ASA	4,368	59,734

Telenor ASA	3,815	70,699

Yara International ASA	1,011	51,084

(Cost $543,706)		732,671

Poland — 0.0%

InPost SA *

(Cost $18,584)	1,245	22,344

Portugal — 0.3%

EDP SA	19,301	102,914

Galp Energia SGPS SA	2,445	52,598

Jeronimo Martins SGPS SA	1,832	48,149

(Cost $142,345)		203,661

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Singapore — 0.8%

CapitaLand Ascendas REIT	23,700	50,404

CapitaLand Investment Ltd.	14,100	34,111

Grab Holdings Ltd., Class A *	15,321	64,655

Keppel Ltd.	9,100	94,104

Sembcorp Industries Ltd.	6,000	29,031

Singapore Exchange Ltd.	5,300	76,262

United Overseas Bank Ltd.	7,500	219,216

(Cost $399,683)		567,783

Spain — 2.7%

ACS Actividades de Construccion y Servicios SA	1,046	135,358

Aena Sme SA, 144A	4,463	140,537

Amadeus IT Group SA	2,691	167,569

Banco de Sabadell SA	31,236	118,312

Cellnex Telecom SA, 144A *	2,806	106,481

Endesa SA	1,958	79,919

Iberdrola SA	39,250	929,167

Redeia Corp. SA	2,424	45,020

Repsol SA	7,090	159,178

(Cost $1,186,793)		1,881,541

Sweden — 4.8%

AddTech AB, Class B	1,619	60,040

Alfa Laval AB	1,814	107,562

Assa Abloy AB, Class B	5,984	255,739

Atlas Copco AB, Class A	16,307	352,524

Atlas Copco AB, Class B	9,182	172,851

Boliden AB *	1,700	135,169

Epiroc AB, Class A	3,934	118,553

Epiroc AB, Class B	2,335	60,817

EQT AB	3,110	96,548

Essity AB, Class B	3,759	119,695

Evolution AB, 144A	791	48,077

H & M Hennes & Mauritz AB, Class B	2,905	62,043

Holmen AB, Class B	515	20,354

Indutrade AB	1,725	44,891

Nibe Industrier AB, Class B	8,916	36,632

Sandvik AB	6,455	285,741

Skanska AB, Class B	2,140	65,937

SKF AB, Class B	2,043	58,782

Spotify Technology SA *	945	486,618

Svenska Cellulosa AB SCA, Class B	3,700	50,378

Svenska Handelsbanken AB, Class A	9,105	145,921

Tele2 AB, Class B	3,260	68,939

Telia Co. AB	14,334	73,651

Volvo AB, Class B	9,652	376,341

(Cost $2,442,667)		3,303,803

	Number of Shares	Value $

Switzerland — 9.4%

ABB Ltd.	9,536	890,548

Alcon, Inc.	2,995	260,381

Banque Cantonale Vaudoise	204	31,274

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	197,542

Coca-Cola HBC AG *	1,377	89,048

DSM-Firmenich AG	1,046	74,644

Geberit AG	211	177,788

Givaudan SA	55	221,130

Julius Baer Group Ltd.	1,277	108,928

Kuehne + Nagel International AG	298	69,497

Logitech International SA	925	85,205

Lonza Group AG	431	300,504

Novartis AG	11,538	1,957,882

SGS SA	1,004	126,634

Sika AG	908	188,318

Sonova Holding AG	314	82,435

STMicroelectronics NV	3,334	111,835

STMicroelectronics NV, Class Y	804	27,022

Swiss Life Holding AG	171	195,981

Swiss Prime Site AG	518	98,811

Swiss Re AG	1,824	322,440

Swisscom AG	153	143,540

VAT Group AG, 144A	167	118,174

Zurich Insurance Group AG	888	670,402

(Cost $4,112,419)		6,549,963

United Kingdom — 14.2%

3i Group PLC	6,069	271,058

Admiral Group PLC	1,588	63,281

Anglo American PLC	6,779	337,310

Ashtead Group PLC	2,570	184,026

Associated British Foods PLC	1,999	53,133

AstraZeneca PLC	9,420	1,968,352

Autotrader Group PLC, 144A	5,601	37,117

Aviva PLC	17,968	165,718

Barratt Redrow PLC	8,250	40,496

BT Group PLC	37,300	108,721

Bunzl PLC	1,972	58,169

Coca-Cola Europacific Partners PLC	1,237	136,602

HSBC Holdings PLC	104,329	1,954,736

Informa PLC	7,423	83,651

Intertek Group PLC	998	63,358

J Sainsbury PLC	11,234	52,711

Kingfisher PLC	11,206	55,819

Land Securities Group PLC REIT	4,484	38,974

Legal & General Group PLC	35,500	129,486

Lloyds Banking Group PLC	357,388	492,263

M&G PLC	14,211	60,700

Melrose Industries PLC	7,283	55,401

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

National Grid PLC	29,944	559,992

Pearson PLC	3,059	39,473

Phoenix Group Holdings PLC	4,637	47,816

Reckitt Benckiser Group PLC	3,915	342,761

RELX PLC	11,224	389,929

Rentokil Initial PLC	15,793	96,865

Sage Group PLC	6,145	67,894

Schroders PLC	3,786	29,828

Segro PLC REIT	7,901	89,357

Smiths Group PLC	1,848	68,226

Spirax Group PLC	422	44,850

SSE PLC	7,286	263,406

Tesco PLC	38,520	248,894

Unilever PLC	13,224	971,979

Vodafone Group PLC	113,446	174,638

Whitbread PLC	1,031	36,039

(Cost $6,222,468)		9,883,029

TOTAL COMMON STOCKS

(Cost $46,931,780)		68,820,458

PREFERRED STOCKS — 0.2%

Germany — 0.2%

Henkel AG & Co. KGaA	901	88,488

	Number of Shares	Value $

Sartorius AG (b)	150	42,558

(Cost $110,539)		131,046

EXCHANGE-TRADED FUNDS — 0.1%

iShares ESG Aware MSCI EAFE ETF (b)

(Cost $30,806)	350	36,477

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

(Cost $119,922)	119,922	119,922

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $100,183)	100,183	100,183

TOTAL INVESTMENTS — 99.8%

(Cost $47,293,230)		69,208,086

Other assets and liabilities, net — 0.2%		158,114

NET ASSETS — 100.0%		69,366,200

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

313,277	—	(193,355	) (e)	—	—	337	—	119,922	119,922

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

11,991	2,060,037	(1,971,845)		—	—	2,287	—	100,183	100,183

325,268	2,060,037	(2,165,200)		—	—	2,624	—	220,105	220,105

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $116,480, which is 0.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

EURO STOXX 50 Index	EUR	2	136,515	145,297	3/20/2026	8,782

Micro EURO STOXX 50 Index	EUR	15	104,060	108,973	3/20/2026	4,913

MINI TOPIX Index	JPY	5	110,834	126,645	3/12/2026	15,811

Total unrealized appreciation						29,506

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$68,820,458	$—	$—	$68,820,458

Preferred Stocks	131,046	—	—	131,046

Exchange-Traded Funds	36,477	—	—	36,477

Short-Term Investments (a)	220,105	—	—	220,105

Derivatives (b)

Futures Contracts	29,506	—	—	29,506

TOTAL	$69,237,592	$—	$—	$69,237,592

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 96.9%

Brazil — 1.5%

Motiva Infraestrutura de Mobilidade SA	2,102,135	6,824,914

NU Holdings Ltd., Class A *	486,564	7,288,729

(Cost $13,842,242)		14,113,643

China — 17.4%

Bank of China Ltd., Class H	21,403,121	12,696,059

BYD Co. Ltd., Class H	746,476	9,061,178

China Construction Bank Corp., Class H	16,264,409	16,613,415

China Life Insurance Co. Ltd., Class H	2,465,414	9,953,501

Industrial & Commercial Bank of China Ltd., Class H	14,340,798	11,825,156

Meituan, Class B, 144A *	883,693	9,167,772

NetEase, Inc.	333,923	7,649,943

Ping An Insurance Group Co. of China Ltd., Class H	2,234,283	19,423,208

Tencent Holdings Ltd.	795,692	52,692,477

Xiaomi Corp., Class B, 144A *	2,454,663	10,951,943

(Cost $174,375,102)		160,034,652

Greece — 1.3%

Piraeus Bank SA *

(Cost $10,450,682)	1,222,678	11,722,171

Hong Kong — 4.1%

Alibaba Group Holding Ltd.

(Cost $37,755,220)	2,039,943	37,266,973

India — 8.8%

Bharti Airtel Ltd.	563,929	11,649,104

HDFC Bank Ltd.	1,653,533	16,135,243

ICICI Bank Ltd.	926,631	14,044,671

Infosys Ltd.	669,421	9,566,389

Infosys Ltd., ADR	6,651	96,040

Mahindra & Mahindra Ltd.	218,119	8,145,395

Reliance Industries Ltd.	945,365	14,484,487

Tata Consultancy Services Ltd.	240,622	6,975,628

(Cost $85,611,236)		81,096,957

Ireland — 1.1%

PDD Holdings, Inc., ADR *

(Cost $12,121,268)	96,691	10,029,758

Kazakhstan — 0.0%

Solidcore Resources PLC * (a)

(Cost $30,722)	1,583	0

Mexico — 2.1%

America Movil SAB de CV, Series B	7,269,322	9,459,498

Grupo Financiero Banorte SAB de CV, Class O	897,865	10,248,268

(Cost $17,257,737)		19,707,766

	Number of Shares	Value $

Netherlands — 1.1%

NEPI Rockcastle NV *

(Cost $8,809,507)	1,061,075	9,868,481

Russia — 0.0%

Gazprom PJSC * (a)	68,905	0

LUKOIL PJSC * (a)	2,409	0

Mobile TeleSystems PJSC, ADR * (a)	2,662	0

Moscow Exchange MICEX-RTS PJSC * (a)	8,602	0

Novatek PJSC * (a)	5,300	0

Novolipetsk Steel PJSC * (a)	8,462	0

PhosAgro PJSC * (a)	168	0

PhosAgro PJSC * (a)	4	0

PhosAgro PJSC, GDR * (a)	300	0

Polyus PJSC * (a)	1,930	0

(Cost $634,818)		0

Singapore — 0.7%

Trip.com Group Ltd.

(Cost $8,849,060)	128,939	6,781,448

South Africa — 0.8%

Naspers Ltd., Class N

(Cost $8,696,741)	127,723	7,103,541

South Korea — 19.1%

Industrial Bank of Korea	580,892	10,398,310

KB Financial Group, Inc.	76,466	8,451,925

Samsung Electronics Co. Ltd.	597,280	89,893,027

Shinhan Financial Group Co. Ltd.	121,259	8,168,229

SK hynix, Inc.	65,766	48,507,283

Woori Financial Group, Inc.	397,969	9,959,599

(Cost $73,797,990)		175,378,373

Taiwan — 34.6%

Cathay Financial Holding Co. Ltd.	3,845,723	9,820,388

Chang Hwa Commercial Bank Ltd.	14,215,797	9,838,237

CTBC Financial Holding Co. Ltd.	6,093,338	10,913,383

Delta Electronics, Inc.	326,832	14,974,520

E.Sun Financial Holding Co. Ltd.	8,150,564	9,166,153

First Financial Holding Co. Ltd.	10,363,077	9,927,782

Fubon Financial Holding Co. Ltd.	3,066,858	9,256,289

Hon Hai Precision Industry Co. Ltd.	1,826,537	14,220,899

MediaTek, Inc.	228,843	14,260,986

Mega Financial Holding Co. Ltd.	7,432,063	9,655,895

SinoPac Financial Holdings Co. Ltd.	9,953,830	10,588,163

Taiwan Cooperative Financial Holding Co. Ltd.	14,229,131	10,941,628

Taiwan Semiconductor Manufacturing Co. Ltd.	2,659,420	169,989,520

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Yuanta Financial Holding Co. Ltd.	8,823,226	13,894,510

(Cost $218,201,660)		317,448,353

Thailand — 0.9%

SCB X PCL

(Cost $7,041,902)	1,748,648	8,353,683

United Kingdom — 1.5%

Anglogold Ashanti PLC

(Cost $9,141,913)	110,130	13,892,190

United States — 1.9%

Southern Copper Corp.

(Cost $9,229,043)	77,705	16,962,985

TOTAL COMMON STOCKS

(Cost $695,846,843)		889,760,974

PREFERRED STOCKS — 2.5%

Brazil — 2.5%

Axia Energia *	129,382	1,489,511

	Number of Shares	Value $

Axia Energia, Class B	492,030	6,414,758

Itausa SA	5,552,399	15,449,947

Klabin SA	1	1
(Cost $17,934,563)		23,354,217

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	6,100	2

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

(Cost $3,725,878)	3,725,878	3,725,878

TOTAL INVESTMENTS — 99.8%

(Cost $717,507,284)		916,841,071

Other assets and liabilities, net — 0.2%		1,707,440

NET ASSETS — 100.0%		918,548,511

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

104,738	—	(104,738	) (d)	—	—	3,592	—	—	—

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

4,591,293	314,410,610	(315,276,025)		—	—	169,585	—	3,725,878	3,725,878

4,696,031	314,410,610	(315,380,763)		—	—	173,177	—	3,725,878	3,725,878

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

February 28, 2026 (Unaudited)

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	53	3,742,399	4,249,805	3/20/2026	507,406

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$889,760,974	$—	$0	$889,760,974

Preferred Stocks	23,354,217	—	—	23,354,217

Warrants	2	—	—	2

Short-Term Investments (a)	3,725,878	—	—	3,725,878

Derivatives (b)

Futures Contracts	507,406	—	—	507,406

TOTAL	$917,348,477	$—	$0	$917,348,477

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 12.4%

Alphabet, Inc., Class A	255,410	79,626,621

Alphabet, Inc., Class C	213,884	66,609,894

AT&T, Inc.	521,219	14,599,344

Comcast Corp., Class A	266,447	8,249,199

Liberty Media Corp.-Liberty Formula One, Class C *	16,064	1,471,302

Meta Platforms, Inc., Class A	159,432	103,340,634

Netflix, Inc. *	309,770	29,812,265

Omnicom Group, Inc.	23,109	1,970,967

Pinterest, Inc., Class A *	47,461	813,007

Snap, Inc., Class A *	85,765	446,836

T-Mobile US, Inc.	36,753	7,978,709

Verizon Communications, Inc.	307,297	15,407,871

Walt Disney Co.	130,934	13,884,241

(Cost $247,297,575)		344,210,890

Consumer Discretionary — 11.6%

Airbnb, Inc., Class A *	31,167	4,210,973

Amazon.com, Inc. *	553,522	116,239,620

Booking Holdings, Inc.	2,358	9,996,387

Chipotle Mexican Grill, Inc. *	96,798	3,602,822

Deckers Outdoor Corp. *	10,672	1,251,506

Domino’s Pizza, Inc.	2,187	880,289

eBay, Inc.	33,257	3,021,731

Expedia Group, Inc.	8,622	1,859,679

Flutter Entertainment PLC *	12,286	1,304,036

General Motors Co.	69,200	5,446,732

Hilton Worldwide Holdings, Inc.	17,045	5,314,290

Home Depot, Inc.	72,599	27,639,891

Hyatt Hotels Corp., Class A (a)	3,935	635,503

Las Vegas Sands Corp.	22,483	1,275,236

Lululemon Athletica, Inc. *	7,665	1,419,328

Marriott International, Inc., Class A	16,772	5,731,496

McDonald’s Corp.	52,022	17,742,623

MercadoLibre, Inc. *	3,406	5,986,318

NIKE, Inc., Class B	86,068	5,351,708

Royal Caribbean Cruises Ltd.	18,730	5,824,281

Starbucks Corp.	82,467	8,083,415

Tesla, Inc. *	206,894	83,276,904

Ulta Beauty, Inc. *	3,242	2,220,089

Williams-Sonoma, Inc.	9,443	1,941,953

Yum! Brands, Inc.	20,199	3,396,664

(Cost $267,262,516)		323,653,474

Consumer Staples — 5.2%

Church & Dwight Co., Inc.	18,283	1,917,155

Clorox Co.	10,055	1,278,594

Coca-Cola Co.	297,784	24,287,263

Colgate-Palmolive Co.	55,143	5,466,877

	Number of Shares	Value $

Estee Lauder Cos., Inc., Class A	16,993	1,860,224

General Mills, Inc.	40,119	1,814,582

Hershey Co.	11,038	2,608,059

Kenvue, Inc.	138,731	2,652,537

Keurig Dr Pepper, Inc.	93,349	2,826,608

Kimberly-Clark Corp.	25,331	2,822,887

McCormick & Co., Inc.	17,582	1,249,025

Mondelez International, Inc., Class A	93,506	5,758,099

PepsiCo, Inc.	99,394	16,871,137

Procter & Gamble Co.	171,112	28,609,926

Target Corp.	34,111	3,881,491

Walmart, Inc.	321,005	41,072,590

(Cost $125,218,051)		144,977,054

Energy — 3.4%

Baker Hughes Co.	71,869	4,690,171

ConocoPhillips	90,995	10,324,293

Diamondback Energy, Inc.	13,638	2,374,103

EOG Resources, Inc.	39,759	4,933,297

EQT Corp.	46,012	2,826,057

Exxon Mobil Corp.	308,660	47,070,650

Kinder Morgan, Inc.	145,762	4,849,502

Occidental Petroleum Corp.	56,208	2,983,520

ONEOK, Inc.	45,378	3,755,937

SLB Ltd.	108,786	5,585,073

Williams Cos., Inc.	88,928	6,644,700

(Cost $73,852,919)		96,037,303

Financials — 14.2%

American Express Co.	40,464	12,499,330

American International Group, Inc.	40,225	3,237,710

Ameriprise Financial, Inc.	6,953	3,268,744

Aon PLC, Class A	14,771	4,955,227

Apollo Global Management, Inc.	31,575	3,302,745

Arch Capital Group Ltd. *	27,248	2,728,887

Arthur J Gallagher & Co.	18,549	4,232,882

Bank of America Corp.	501,782	25,003,797

Bank of New York Mellon Corp.	51,577	6,142,821

Blackrock, Inc.	10,676	11,351,044

Blackstone, Inc.	53,509	6,066,315

Block, Inc. *	39,493	2,515,704

Carlyle Group, Inc.	18,444	958,904

Cboe Global Markets, Inc.	7,576	2,270,679

Charles Schwab Corp.	123,639	11,770,433

Chubb Ltd.	27,371	9,329,679

Cincinnati Financial Corp.	11,857	1,944,311

Citigroup, Inc.	130,947	14,429,050

CME Group, Inc.	26,195	8,369,303

Fidelity National Information Services, Inc.	37,545	1,913,293

Fiserv, Inc. *	39,230	2,443,637

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Global Payments, Inc.	18,277	1,397,459

Goldman Sachs Group, Inc.	21,962	18,877,876

Hartford Insurance Group, Inc.	20,368	2,868,425

Intercontinental Exchange, Inc.	41,775	6,856,531

JPMorgan Chase & Co.	199,373	59,871,712

Markel Group, Inc. *	913	1,892,165

Marsh & McLennan Cos., Inc.	35,731	6,672,407

Mastercard, Inc., Class A	62,041	32,088,226

Moody’s Corp.	11,817	5,643,681

Morgan Stanley	87,176	14,515,676

Nasdaq, Inc.	33,461	2,930,514

PayPal Holdings, Inc.	65,127	3,009,519

Progressive Corp.	42,681	9,119,222

Robinhood Markets, Inc., Class A *	53,428	4,052,514

S&P Global, Inc.	22,903	10,120,378

State Street Corp.	20,467	2,632,466

T. Rowe Price Group, Inc.	16,010	1,515,026

Travelers Cos., Inc.	16,538	5,104,288

US Bancorp	112,426	6,145,205

Visa, Inc., Class A	123,646	39,584,030

Wells Fargo & Co.	229,894	18,724,866

Willis Towers Watson PLC	6,942	2,118,490

(Cost $318,693,646)		394,475,171

Health Care — 12.1%

Abbott Laboratories	126,853	14,759,347

AbbVie, Inc.	129,399	30,030,920

Agilent Technologies, Inc.	20,440	2,481,007

Amgen, Inc.	39,455	15,314,853

Becton Dickinson & Co.	20,691	3,651,548

Biogen, Inc. *	10,608	2,034,827

Boston Scientific Corp. *	108,042	8,303,028

Bristol-Myers Squibb Co.	148,074	9,235,375

Danaher Corp.	47,046	9,909,769

Edwards Lifesciences Corp. *	42,770	3,698,322

Elevance Health, Inc.	16,389	5,244,480

Eli Lilly & Co.	58,830	61,888,572

Gilead Sciences, Inc.	90,731	13,514,382

IDEXX Laboratories, Inc. *	5,875	3,858,289

Illumina, Inc. *	11,199	1,505,817

IQVIA Holdings, Inc. *	12,168	2,175,760

Johnson & Johnson	176,369	43,815,351

Labcorp Holdings, Inc.	6,097	1,762,765

McKesson Corp.	9,212	9,095,652

Merck & Co., Inc.	182,192	22,559,013

Mettler-Toledo International, Inc. *	1,465	2,002,201

Pfizer, Inc.	413,777	11,440,934

Regeneron Pharmaceuticals, Inc.	7,521	5,878,940

Thermo Fisher Scientific, Inc.	27,570	14,367,003

UnitedHealth Group, Inc.	66,122	19,391,599

	Number of Shares	Value $

Veeva Systems, Inc., Class A *	11,377	2,070,728

Vertex Pharmaceuticals, Inc. *	18,639	9,260,414

Waters Corp. *	7,193	2,297,300

West Pharmaceutical Services, Inc.	5,152	1,310,360

Zoetis, Inc.	32,023	4,198,215

(Cost $298,834,391)		337,056,771

Industrials — 7.8%

3M Co.	38,900	6,430,948

AECOM	9,571	937,767

AMETEK, Inc.	16,875	4,036,837

Automatic Data Processing, Inc.	29,319	6,284,821

Broadridge Financial Solutions, Inc.	8,464	1,573,204

Carlisle Cos., Inc.	3,430	1,354,061

Carrier Global Corp.	54,965	3,539,746

Caterpillar, Inc.	34,155	25,371,359

Cintas Corp.	25,942	5,217,714

CSX Corp.	135,245	5,773,609

Cummins, Inc.	10,117	5,907,013

Deere & Co.	18,664	11,752,907

Dover Corp.	9,672	2,181,036

Eaton Corp. PLC	28,483	10,707,329

Emerson Electric Co.	40,989	6,179,092

Equifax, Inc.	9,030	1,886,909

FedEx Corp.	16,299	6,307,713

Fortive Corp.	25,040	1,482,368

Graco, Inc.	11,657	1,094,825

IDEX Corp.	6,197	1,298,086

Ingersoll Rand, Inc.	30,687	2,888,874

Jacobs Solutions, Inc.	9,143	1,260,454

Johnson Controls International PLC	44,812	6,466,372

Lennox International, Inc.	2,329	1,327,390

Norfolk Southern Corp.	16,282	5,124,597

Old Dominion Freight Line, Inc.	13,436	2,728,180

PACCAR, Inc.	38,440	4,846,900

Parker-Hannifin Corp.	9,352	9,437,851

Paychex, Inc.	24,857	2,327,858

Quanta Services, Inc.	10,856	6,112,796

Republic Services, Inc.	15,765	3,610,185

Rocket Lab Corp. *	35,186	2,431,353

Trane Technologies PLC	16,079	7,433,643

TransUnion	15,509	1,218,232

Uber Technologies, Inc. *	144,414	10,891,704

Union Pacific Corp.	43,098	11,420,108

United Parcel Service, Inc., Class B	53,289	6,179,392

Veralto Corp.	19,310	1,881,373

Verisk Analytics, Inc.	10,656	2,211,866

Vertiv Holdings Co., Class A	26,328	6,710,744

Waste Connections, Inc.	18,724	3,222,962

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Waste Management, Inc.	29,203	7,033,251

Xylem, Inc.	17,596	2,279,738

(Cost $169,778,692)		218,363,167

Information Technology — 25.7%

Accenture PLC, Class A	55,411	11,565,384

Adobe, Inc. *	37,458	9,829,354

Advanced Micro Devices, Inc. *	146,053	29,241,271

Analog Devices, Inc.	44,001	15,655,116

Atlassian Corp., Class A *	14,941	1,122,517

Autodesk, Inc. *	18,918	4,651,369

Broadcom, Inc.	403,931	129,076,151

Cadence Design Systems, Inc. *	24,275	7,316,485

Cisco Systems, Inc.	353,501	28,089,189

Cloudflare, Inc., Class A *	27,986	4,818,909

Cognizant Technology Solutions Corp., Class A	43,527	2,804,445

Crowdstrike Holdings, Inc., Class A *	22,499	8,369,178

Datadog, Inc., Class A *	27,438	3,071,958

Dell Technologies, Inc., Class C	28,775	4,261,002

F5, Inc. *	5,043	1,368,468

Fortinet, Inc. *	58,223	4,601,364

Gartner, Inc. *	6,775	1,065,030

Gen Digital, Inc.	51,737	1,167,704

GoDaddy, Inc., Class A *	12,300	1,072,068

Hewlett Packard Enterprise Co.	117,016	2,512,334

HubSpot, Inc. *	4,456	1,178,657

International Business Machines Corp.	83,862	20,144,491

Intuit, Inc.	24,947	10,204,071

IonQ, Inc. * (a)	26,095	1,001,265

Marvell Technology, Inc.	77,068	6,295,685

Microchip Technology, Inc.	47,685	3,559,208

Microsoft Corp.	323,200	126,933,568

NVIDIA Corp.	852,552	151,063,689

Okta, Inc. *	16,613	1,204,443

Oracle Corp.	154,594	22,477,968

Palantir Technologies, Inc., Class A *	204,921	28,113,112

Palo Alto Networks, Inc. *	72,214	10,754,109

PTC, Inc. *	10,528	1,648,580

QUALCOMM, Inc.	95,967	13,661,862

Salesforce, Inc.	85,037	16,564,357

Samsara, Inc., Class A *	30,709	887,490

ServiceNow, Inc. *	92,835	10,027,108

Snowflake, Inc. *	28,583	4,813,663

Synopsys, Inc. *	17,147	7,098,858

Trimble, Inc. *	20,634	1,379,796

Twilio, Inc., Class A *	13,686	1,655,459

Workday, Inc., Class A *	19,278	2,578,625

	Number of Shares	Value $

Zscaler, Inc. *	9,271	1,362,744

(Cost $708,929,536)		716,268,104

Materials — 2.3%

Amcor PLC	33,023	1,599,304

Avery Dennison Corp.	6,603	1,296,499

Ball Corp.	19,755	1,326,153

Corteva, Inc.	49,333	3,952,560

CRH PLC	49,066	5,886,939

DuPont de Nemours, Inc.	33,636	1,683,145

Ecolab, Inc.	18,434	5,684,124

International Flavors & Fragrances, Inc.	18,003	1,480,387

Linde PLC	33,952	17,250,332

Martin Marietta Materials, Inc.	4,372	2,957,964

Newmont Corp.	79,959	10,394,670

PPG Industries, Inc.	16,327	2,012,629

Sherwin-Williams Co.	17,287	6,268,093

Vulcan Materials Co.	9,763	3,026,530

(Cost $47,964,472)		64,819,329

Real Estate — 2.4%

American Tower Corp. REIT	33,767	6,478,537

AvalonBay Communities, Inc. REIT	10,374	1,838,584

CBRE Group, Inc., Class A *	21,438	3,165,535

Crown Castle, Inc. REIT	33,160	2,969,146

Digital Realty Trust, Inc. REIT	24,648	4,367,626

Equinix, Inc. REIT	7,114	6,930,886

Equity Residential REIT	27,370	1,730,058

Healthpeak Properties, Inc. REIT	49,728	879,191

Iron Mountain, Inc. REIT	23,050	2,497,006

Kimco Realty Corp. REIT	52,657	1,240,072

Prologis, Inc. REIT	67,205	9,581,417

Public Storage REIT	11,307	3,471,927

Realty Income Corp. REIT	68,384	4,581,728

Regency Centers Corp. REIT	13,964	1,103,156

Simon Property Group, Inc. REIT	23,805	4,852,649

Welltower, Inc. REIT	50,247	10,407,159

Zillow Group, Inc., Class C *	12,158	542,490

(Cost $58,755,168)		66,637,167

Utilities — 2.5%

Ameren Corp.	19,643	2,225,159

American Water Works Co., Inc.	13,944	1,896,803

Atmos Energy Corp.	11,767	2,197,958

CenterPoint Energy, Inc.	47,484	2,065,554

Consolidated Edison, Inc.	26,135	2,940,710

Constellation Energy Corp.	22,906	7,556,231

Dominion Energy, Inc.	61,777	3,900,600

Duke Energy Corp.	56,658	7,413,700

Eversource Energy	28,468	2,169,546

Exelon Corp.	73,492	3,635,649

NextEra Energy, Inc.	150,295	14,093,162

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

PG&E Corp.	159,579	3,032,001

Sempra	47,282	4,551,838

Southern Co.	79,950	7,785,531

Xcel Energy, Inc.	43,064	3,589,815

(Cost $57,466,010)		69,054,257

TOTAL COMMON STOCKS

(Cost $2,374,052,976)		2,775,552,687

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

(Cost $1,754,500)	1,754,500	1,754,500

	Number of Shares	Value $

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

(Cost $4,892,251)	4,892,251	4,892,251

TOTAL INVESTMENTS — 99.9%

(Cost $2,380,699,727)		2,782,199,438

Other assets and liabilities, net — 0.1%		3,519,452

NET ASSETS — 100.0%		2,785,718,890

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

—	1,754,500	(d)	—	—	—	1,168	—	1,754,500	1,754,500

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

17,078,016	21,628,792		(33,814,557)	—	—	206,021	—	4,892,251	4,892,251

17,078,016	23,383,292		(33,814,557)	—	—	207,189	—	6,646,751	6,646,751

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $1,615,959, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2026 (Unaudited)

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

E-Mini S&P 500 ESG Index	USD	1	303,635	305,370	3/20/2026	1,735

E-Mini S&P 500 Index	USD	24	8,311,869	8,266,800	3/20/2026	(45,069)

E-Mini S&P Mid 400 Index	USD	2	674,220	715,580	3/20/2026	41,360

Total net unrealized depreciation						(1,974)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,775,552,687	$—	$—	$2,775,552,687

Short-Term Investments (a)	6,646,751	—	—	6,646,751

Derivatives (b)

Futures Contracts	43,095	—	—	43,095

TOTAL	$2,782,242,533	$—	$—	$2,782,242,533

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(45,069)	$—	$—	$(45,069)

TOTAL	$(45,069)	$—	$—	$(45,069)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.5%

Communication Services — 12.8%

Alphabet, Inc., Class A	101,924	31,775,826

Alphabet, Inc., Class C	85,147	26,517,330

Charter Communications, Inc., Class A *	1,465	343,733

Comcast Corp., Class A	64,146	1,985,960

Electronic Arts, Inc.	4,144	831,162

Fox Corp., Class A	3,641	205,134

Fox Corp., Class B	2,626	135,843

Omnicom Group, Inc.	5,567	474,809

Take-Two Interactive Software, Inc. *	3,279	693,443

Verizon Communications, Inc.	73,629	3,691,758

Walt Disney Co.	31,139	3,301,980

(Cost $46,855,343)		69,956,978

Consumer Discretionary — 9.5%

Aptiv PLC *	3,701	272,172

AutoZone, Inc. *	289	1,085,363

Best Buy Co., Inc.	3,482	215,780

Booking Holdings, Inc.	563	2,386,754

Burlington Stores, Inc. *	1,050	322,213

D.R. Horton, Inc.	4,576	733,945

Darden Restaurants, Inc.	1,992	425,989

Deckers Outdoor Corp. *	2,597	304,550

Dick’s Sporting Goods, Inc.	1,223	249,039

eBay, Inc.	8,000	726,880

Garmin Ltd.	2,853	721,324

Genuine Parts Co.	2,363	281,811

Hilton Worldwide Holdings, Inc.	4,046	1,261,462

Home Depot, Inc.	17,387	6,619,579

Lowe’s Cos., Inc.	9,850	2,606,015

Lululemon Athletica, Inc. *	1,836	339,972

McDonald’s Corp.	12,491	4,260,180

MercadoLibre, Inc. *	800	1,406,064

NVR, Inc. *	44	330,783

O’Reilly Automotive, Inc. *	14,893	1,398,155

PulteGroup, Inc.	3,509	481,435

Rivian Automotive, Inc., Class A *	13,537	207,522

Tesla, Inc. *	49,465	19,910,157

TJX Cos., Inc.	19,488	3,150,430

Tractor Supply Co.	9,080	470,707

Ulta Beauty, Inc. *	780	534,136

Williams-Sonoma, Inc.	2,115	434,950

Yum! Brands, Inc.	4,899	823,816

(Cost $46,299,420)		51,961,183

Consumer Staples — 4.9%

Bunge Global SA	2,450	295,593

Church & Dwight Co., Inc.	4,265	447,228

	Number of Shares	Value $

Clorox Co.	2,248	285,856

Coca-Cola Co.	71,753	5,852,175

Colgate-Palmolive Co.	13,447	1,333,136

Dollar General Corp.	3,851	601,680

Estee Lauder Cos., Inc., Class A	4,278	468,313

General Mills, Inc.	9,714	439,364

Hormel Foods Corp.	5,072	129,843

Kenvue, Inc.	33,134	633,522

Keurig Dr Pepper, Inc.	22,305	675,395

Kimberly-Clark Corp.	5,773	643,343

Kroger Co.	10,767	734,740

McCormick & Co., Inc.	4,617	327,992

Monster Beverage Corp. *	12,613	1,075,889

PepsiCo, Inc.	23,952	4,065,612

Procter & Gamble Co.	40,954	6,847,509

Sysco Corp.	8,490	773,948

Target Corp.	8,042	915,099

(Cost $25,449,758)		26,546,237

Energy — 1.9%

Baker Hughes Co.	17,250	1,125,735

Cheniere Energy, Inc.	3,800	895,774

Halliburton Co.	14,765	531,540

Marathon Petroleum Corp.	5,288	1,048,134

ONEOK, Inc.	10,869	899,627

Phillips 66	7,001	1,080,464

SLB Ltd.	25,882	1,328,782

Targa Resources Corp.	3,800	896,040

Valero Energy Corp.	5,376	1,100,145

Williams Cos., Inc.	21,500	1,606,480

(Cost $7,662,788)		10,512,721

Financials — 11.2%

Aflac, Inc.	8,740	987,008

Allstate Corp.	4,601	987,006

American Express Co.	9,703	2,997,257

Ameriprise Financial, Inc.	1,668	784,160

Annaly Capital Management, Inc. REIT	11,224	260,846

Arch Capital Group Ltd. *	6,398	640,760

Bank of New York Mellon Corp.	11,945	1,422,649

Blackrock, Inc.	2,598	2,762,271

Capital One Financial Corp.	11,076	2,166,909

Cboe Global Markets, Inc.	1,819	545,191

Charles Schwab Corp.	29,448	2,803,450

Citizens Financial Group, Inc.	7,435	447,513

Equitable Holdings, Inc.	4,637	186,500

Fidelity National Information Services, Inc.	8,953	456,245

Fiserv, Inc. *	9,624	599,479

Hartford Insurance Group, Inc.	4,747	668,520

Huntington Bancshares, Inc.	35,281	592,721

Intercontinental Exchange, Inc.	10,055	1,650,327

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

KeyCorp	15,545	322,403

LPL Financial Holdings, Inc.	1,383	415,426

Marsh & McLennan Cos., Inc.	8,548	1,596,253

Mastercard, Inc., Class A	14,806	7,657,811

Moody’s Corp.	2,813	1,343,461

Morgan Stanley	20,673	3,442,261

Nasdaq, Inc.	8,009	701,428

Northern Trust Corp.	3,392	485,361

PayPal Holdings, Inc.	15,716	726,236

PNC Financial Services Group, Inc.	6,850	1,454,597

Principal Financial Group, Inc.	3,922	374,237

Progressive Corp.	10,152	2,169,076

Prudential Financial, Inc.	6,194	609,366

Raymond James Financial, Inc.	3,285	502,868

Regions Financial Corp.	15,885	442,080

S&P Global, Inc.	5,438	2,402,943

State Street Corp.	4,885	628,309

Synchrony Financial	6,634	458,476

T. Rowe Price Group, Inc.	3,854	364,704

Travelers Cos., Inc.	3,967	1,224,375

Truist Financial Corp.	23,100	1,139,061

US Bancorp	26,916	1,471,229

Visa, Inc., Class A	29,479	9,437,407

Willis Towers Watson PLC	1,659	506,277

(Cost $53,226,984)		60,834,457

Health Care — 11.2%

Agilent Technologies, Inc.	4,998	606,657

Alnylam Pharmaceuticals, Inc. *	2,325	774,039

Amgen, Inc.	9,388	3,644,046

Biogen, Inc. *	2,575	493,937

Bristol-Myers Squibb Co.	35,520	2,215,382

Cencora, Inc.	3,196	1,189,360

Cigna Group	4,618	1,338,389

Cooper Cos., Inc. *	3,281	274,521

Danaher Corp.	11,146	2,347,793

Dexcom, Inc. *	6,712	492,862

Edwards Lifesciences Corp. *	10,017	866,170

Elevance Health, Inc.	3,900	1,248,000

Eli Lilly & Co.	14,059	14,789,927

Gilead Sciences, Inc.	21,750	3,239,663

HCA Healthcare, Inc.	2,791	1,478,393

Hologic, Inc. *	3,973	299,405

Humana, Inc.	2,146	408,899

IDEXX Laboratories, Inc. *	1,399	918,765

Incyte Corp. *	2,810	284,569

Insulet Corp. *	1,213	299,138

IQVIA Holdings, Inc. *	2,969	530,887

Johnson & Johnson	42,200	10,483,746

Labcorp Holdings, Inc.	1,477	427,030

Merck & Co., Inc.	43,440	5,378,741

	Number of Shares	Value $

Mettler-Toledo International, Inc. *	365	498,842

Neurocrine Biosciences, Inc. *	1,795	237,389

Quest Diagnostics, Inc.	1,911	404,960

Royalty Pharma PLC, Class A	7,114	328,738

Solventum Corp. *	2,506	185,945

STERIS PLC	1,799	453,978

Veeva Systems, Inc., Class A *	2,761	502,530

Vertex Pharmaceuticals, Inc. *	4,440	2,205,925

Waters Corp. *	1,714	547,417

West Pharmaceutical Services, Inc.	1,321	335,983

Zimmer Biomet Holdings, Inc.	3,501	344,638

Zoetis, Inc.	7,747	1,015,632

(Cost $53,459,945)		61,092,296

Industrials — 8.9%

3M Co.	9,262	1,531,194

Allegion PLC	1,635	263,480

Automatic Data Processing, Inc.	7,019	1,504,593

Axon Enterprise, Inc. *	1,301	705,662

Broadridge Financial Solutions, Inc.	1,976	367,279

C.H. Robinson Worldwide, Inc.	2,075	384,394

Carrier Global Corp.	13,189	849,372

Caterpillar, Inc.	8,198	6,089,720

Cintas Corp.	6,317	1,270,538

CNH Industrial NV	14,468	177,956

CSX Corp.	32,579	1,390,798

Cummins, Inc.	2,398	1,400,120

Deere & Co.	4,500	2,833,695

Delta Air Lines, Inc.	2,773	182,186

Dover Corp.	2,338	527,219

Eaton Corp. PLC	6,792	2,553,249

EMCOR Group, Inc.	777	563,030

Expeditors International of Washington, Inc.	2,338	339,080

Ferguson Enterprises, Inc.	3,506	914,225

Fortive Corp.	5,988	354,490

GE Aerospace.	18,514	6,336,602

Graco, Inc.	2,954	277,440

Hubbell, Inc.	896	458,420

IDEX Corp.	1,277	267,493

Illinois Tool Works, Inc.	4,825	1,402,290

Ingersoll Rand, Inc.	7,150	673,101

JB Hunt Transport Services, Inc.	1,320	308,101

Johnson Controls International PLC	10,729	1,548,195

Lennox International, Inc.	527	300,358

Old Dominion Freight Line, Inc.	3,270	663,973

Paychex, Inc.	5,652	529,310

Pentair PLC	2,891	286,758

Quanta Services, Inc.	2,598	1,462,882

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Rockwell Automation, Inc.	1,985	808,788

Trane Technologies PLC	3,895	1,800,736

TransUnion	3,675	288,671

Union Pacific Corp.	10,390	2,753,142

United Parcel Service, Inc.,

Class B	12,950	1,501,682

United Rentals, Inc.	1,129	948,360

Veralto Corp.	4,196	408,816

W.W. Grainger, Inc.	783	896,324

Xylem, Inc.	4,176	541,043

(Cost $35,773,118)		48,664,765

Information Technology — 33.3%

Accenture PLC, Class A	10,793	2,252,715

Adobe, Inc. *	7,362	1,931,862

Advanced Micro Devices, Inc. *	28,550	5,715,995

Analog Devices, Inc.	8,572	3,049,832

Applied Materials, Inc.	13,883	5,168,641

Atlassian Corp., Class A *	2,839	213,294

Autodesk, Inc. *	3,715	913,407

Cadence Design Systems, Inc. *	4,762	1,435,267

Fair Isaac Corp. *	412	580,656

First Solar, Inc. *	1,733	341,748

Gartner, Inc. *	1,223	192,256

Hewlett Packard Enterprise Co.	22,434	481,658

HP, Inc.	16,523	313,772

HubSpot, Inc. *	832	220,072

Intel Corp. *	79,221	3,613,270

International Business Machines Corp.	16,331	3,922,870

Intuit, Inc.	4,870	1,991,976

Keysight Technologies, Inc. *	3,052	937,971

Lam Research Corp.	21,990	5,143,241

Marvell Technology, Inc.	14,915	1,218,406

Microsoft Corp.	123,565	48,528,918

NetApp, Inc.	3,588	355,320

NVIDIA Corp.	425,315	75,361,565

NXP Semiconductors NV	4,398	998,390

Palo Alto Networks, Inc. *	14,075	2,096,049

PTC, Inc. *	1,997	312,710

Salesforce, Inc.	16,425	3,199,426

Seagate Technology Holdings PLC	3,811	1,554,278

ServiceNow, Inc. *	17,971	1,941,048

Synopsys, Inc. *	3,350	1,386,900

Texas Instruments, Inc.	15,922	3,377,215

Trimble, Inc. *	4,153	277,711

Twilio, Inc., Class A *	2,675	323,568

Western Digital Corp.	5,981	1,672,886

Workday, Inc., Class A *	3,657	489,160

	Number of Shares	Value $

Zscaler, Inc. *	1,950	286,631

(Cost $145,226,787)		181,800,684

Materials — 2.5%

Avery Dennison Corp.	1,279	251,132

Ball Corp.	4,931	331,018

CRH PLC	11,777	1,413,005

Ecolab, Inc.	4,407	1,358,899

International Flavors & Fragrances, Inc.	4,384	360,496

International Paper Co.	8,621	375,445

Linde PLC	8,118	4,124,593

LyondellBasell Industries NV, Class A	4,597	264,419

Martin Marietta Materials, Inc.	1,039	702,956

Newmont Corp.	19,044	2,475,720

Nucor Corp.	3,994	706,459

PPG Industries, Inc.	4,070	501,709

Smurfit Westrock PLC	9,231	433,949

Steel Dynamics, Inc.	2,540	490,550

(Cost $11,236,140)		13,790,350

Real Estate — 2.2%

American Tower Corp. REIT	8,201	1,573,444

CBRE Group, Inc., Class A *	5,287	780,678

Crown Castle, Inc. REIT	7,643	684,354

Digital Realty Trust, Inc. REIT	6,080	1,077,376

Equinix, Inc. REIT	1,709	1,665,010

Healthpeak Properties, Inc. REIT	11,614	205,335

Iron Mountain, Inc. REIT	5,192	562,449

Prologis, Inc. REIT	16,229	2,313,769

SBA Communications Corp. REIT	1,841	370,336

Welltower, Inc. REIT	12,006	2,486,683

Weyerhaeuser Co. REIT	12,145	297,917

(Cost $11,816,870)		12,017,351

Utilities — 1.1%

American Water Works Co., Inc.	3,396	461,958

Atmos Energy Corp.	2,798	522,638

CMS Energy Corp.	5,141	401,358

Consolidated Edison, Inc.	6,232	701,225

Edison International	6,752	504,644

Eversource Energy	6,575	501,081

Exelon Corp.	17,439	862,707

NiSource, Inc.	7,813	369,555

NRG Energy, Inc.	3,410	610,254

Oklo, Inc. * (a)	1,982	124,767

Sempra	11,650	1,121,545

(Cost $5,314,338)		6,181,732

TOTAL COMMON STOCKS

(Cost $442,321,491)		543,358,754

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers S&P 500 Scored & Screened ETF (b)

(Cost $114,884)	2,500	157,450

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency

Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)
(Cost $124,503)	124,503	124,503

	Number of Shares	Value $

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

(Cost $1,721,572)	1,721,572	1,721,572

TOTAL INVESTMENTS — 99.9%

(Cost $444,282,450)		545,362,279

Other assets and liabilities, net — 0.1%		604,796

NET ASSETS — 100.0%		545,967,075

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers S&P 500 Scored & Screened ETF (b)

929,760	—		(829,063)	157,123	(100,370)	3,896	—	2,500	157,450

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (c)(d)

—	124,503	(e)	—	—	—	202	—	124,503	124,503

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.62% (c)

2,035,890	3,885,745		(4,200,063)	—	—	37,778	—	1,721,572	1,721,572

2,965,650	4,010,248		(5,029,126)	157,123	(100,370)	41,876	—	1,848,575	2,003,525

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $121,978, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2026 (Unaudited)

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

E-Mini S&P 500 Index	USD	1	348,335	344,450	3/20/2026	(3,885)

E-Mini S&P Mid 400 Index	USD	1	337,110	357,790	3/20/2026	20,680

Micro E-Mini S&P 500 Index	USD	44	1,518,416	1,515,580	3/20/2026	(2,836)

Total net unrealized appreciation						13,959

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$543,358,754	$—	$—	$543,358,754

Exchange-Traded Funds	157,450	—	—	157,450

Short-Term Investments (a)	1,846,075	—	—	1,846,075

Derivatives (b)

Futures Contracts	20,680	—	—	20,680

TOTAL	$545,382,959	$—	$—	$545,382,959

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(6,721)	$—	$—	$(6,721)

TOTAL	$(6,721)	$—	$—	$(6,721)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 12.6%

Alphabet, Inc., Class A	33,043	10,301,486

Alphabet, Inc., Class C	28,008	8,722,531

AT&T, Inc.	35,752	1,001,414

Charter Communications, Inc., Class A *	491	115,203

Comcast Corp., Class A	18,447	571,119

Electronic Arts, Inc.	1,317	264,151

Fox Corp., Class A	1,233	69,467

Fox Corp., Class B	885	45,781

Live Nation Entertainment, Inc. *	918	148,845

Meta Platforms, Inc., Class A	11,777	7,633,616

Netflix, Inc. *	22,776	2,191,962

Pinterest, Inc., Class A *	4,078	69,856

Reddit, Inc., Class A *	740	107,899

ROBLOX Corp., Class A *	3,508	240,859

Spotify Technology SA *	820	422,251

Take-Two Interactive Software, Inc. *	980	207,250

T-Mobile US, Inc.	2,406	522,319

Trade Desk, Inc., Class A *	2,441	58,145

Verizon Communications, Inc.	21,255	1,065,726

Walt Disney Co.	8,961	950,224

Warner Bros Discovery, Inc. *	11,172	314,715

(Cost $20,667,387)		35,024,819

Consumer Discretionary — 10.5%

Airbnb, Inc., Class A *	2,339	316,022

Amazon.com, Inc. *	47,869	10,052,490

AutoZone, Inc. *	147	552,070

Booking Holdings, Inc.	162	686,775

Chipotle Mexican Grill, Inc. *	7,272	270,664

D.R. Horton, Inc.	2,511	402,739

DoorDash, Inc., Class A *	2,611	460,763

eBay, Inc.	4,595	417,502

Expedia Group, Inc.	664	143,218

Ford Motor Co.	18,176	256,100

Garmin Ltd.	1,816	459,139

General Motors Co.	3,968	312,321

Genuine Parts Co.	2,227	265,592

Home Depot, Inc.	5,362	2,041,421

Lennar Corp., Class A	2,530	289,331

Lennar Corp., Class B	818	87,305

Lowe’s Cos., Inc.	3,331	881,283

Lululemon Athletica, Inc. *	1,480	274,052

Marriott International, Inc., Class A	1,150	392,990

McDonald’s Corp.	3,471	1,183,819

MercadoLibre, Inc. *	336	590,547

NIKE, Inc., Class B	9,168	570,066

	Number of Shares	Value $

NVR, Inc. *	41	308,229

O’Reilly Automotive, Inc. *	6,508	610,971

PulteGroup, Inc.	2,570	352,604

Starbucks Corp.	5,583	547,246

Tesla, Inc. *	14,757	5,939,840

Ulta Beauty, Inc. *	536	367,047

Yum! Brands, Inc.	1,035	174,046

(Cost $26,235,267)		29,206,192

Consumer Staples — 3.9%

Archer-Daniels-Midland Co.	12	829

Church & Dwight Co., Inc.	3,719	389,974

Coca-Cola Co.	21,909	1,786,898

Colgate-Palmolive Co.	5,996	594,443

Dollar Tree, Inc. *	1,955	247,268

Estee Lauder Cos., Inc., Class A	3,266	357,529

General Mills, Inc.	6,583	297,749

Hershey Co.	1,838	434,283

Kenvue, Inc.	22,261	425,630

Keurig Dr Pepper, Inc.	13,540	409,991

Kimberly-Clark Corp.	3,563	397,061

Kraft Heinz Co.	11,354	279,422

McCormick & Co., Inc.	4,287	304,548

Mondelez International, Inc., Class A	9,796	603,238

PepsiCo, Inc.	8,186	1,389,492

Procter & Gamble Co.	12,704	2,124,109

Sysco Corp.	4,989	454,797

Target Corp.	3,490	397,127

Tyson Foods, Inc., Class A	419	27,231

(Cost $10,374,506)		10,921,619

Financials — 11.0%

Aflac, Inc.	2,294	259,061

Allstate Corp.	1,139	244,338

American Express Co.	2,722	840,826

American International Group, Inc.	2,933	236,077

Ameriprise Financial, Inc.	425	199,801

Aon PLC, Class A	977	327,754

Apollo Global Management, Inc.	2,199	230,015

Arch Capital Group Ltd. *	1,633	163,545

Ares Management Corp., Class A	350	39,204

Arthur J Gallagher & Co.	1,357	309,667

Bank of America Corp.	31,480	1,568,648

Bank of New York Mellon Corp.	3,523	419,589

Blackrock, Inc.	777	826,130

Block, Inc. *	3,082	196,323

Capital One Financial Corp.	2,924	572,051

Cboe Global Markets, Inc.	584	175,037

Charles Schwab Corp.	8,452	804,630

Chubb Ltd.	1,781	607,072

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Cincinnati Financial Corp.	801	131,348

Citigroup, Inc.	8,939	984,988

Citizens Financial Group, Inc.	1,004	60,431

CME Group, Inc.	1,848	590,436

Coinbase Global, Inc., Class A *	1,212	213,130

Corpay, Inc. *	400	130,040

Everest Group Ltd.	150	50,324

Fidelity National Information Services, Inc.	3,111	158,537

Fifth Third Bancorp	2,571	127,187

Fiserv, Inc. *	2,943	183,319

Global Payments, Inc.	1,693	129,447

Goldman Sachs Group, Inc.	1,492	1,282,478

Hartford Insurance Group, Inc.	1,316	185,332

Huntington Bancshares, Inc.	9,430	158,424

Interactive Brokers Group, Inc., Class A	2,616	186,233

Intercontinental Exchange, Inc.	3,045	499,776

JPMorgan Chase & Co.	13,384	4,019,215

KeyCorp	3,659	75,888

KKR & Co., Inc.	3,638	318,980

M&T Bank Corp.	566	122,811

Markel Group, Inc. *	56	116,058

Marsh & McLennan Cos., Inc.	2,435	454,712

Mastercard, Inc., Class A	3,956	2,046,083

MetLife, Inc.	2,465	177,653

Moody’s Corp.	794	379,206

Morgan Stanley	6,098	1,015,378

MSCI, Inc.	403	230,448

Nasdaq, Inc.	2,471	216,410

Northern Trust Corp.	1,026	146,810

PayPal Holdings, Inc.	5,180	239,368

PNC Financial Services Group, Inc.	1,965	417,268

Principal Financial Group, Inc.	852	81,298

Progressive Corp.	2,827	604,017

Prudential Financial, Inc.	1,315	129,370

Raymond James Financial, Inc.	1,018	155,835

Regions Financial Corp.	3,560	99,075

Robinhood Markets, Inc., Class A *	4,081	309,544

Rocket Cos., Inc., Class A	5,629	102,392

S&P Global, Inc.	1,534	677,844

State Street Corp.	1,494	192,158

Synchrony Financial	1,853	128,061

Travelers Cos., Inc.	1,122	346,294

Truist Financial Corp.	6,212	306,314

US Bancorp	7,264	397,050

Visa, Inc., Class A	8,344	2,671,248

W.R. Berkley Corp.	1,531	109,773

Wells Fargo & Co.	15,380	1,252,701

	Number of Shares	Value $

Willis Towers Watson PLC	504	153,806

(Cost $21,296,773)		30,784,266

Health Care — 13.0%

Abbott Laboratories	10,187	1,185,257

AbbVie, Inc.	9,623	2,233,306

Agilent Technologies, Inc.	2,818	342,049

Alnylam Pharmaceuticals, Inc. *	1,173	390,515

Amgen, Inc.	3,286	1,275,494

Becton Dickinson & Co.	2,435	429,729

Biogen, Inc. *	1,893	363,115

Boston Scientific Corp. *	9,649	741,526

Bristol-Myers Squibb Co.	13,909	867,504

Cardinal Health, Inc.	1,914	438,746

Cencora, Inc.	1,279	475,967

Centene Corp. *	3,260	146,309

Cigna Group	1,329	385,171

CVS Health Corp.	8,854	707,435

Danaher Corp.	4,011	844,877

Dexcom, Inc. *	5,062	371,703

Edwards Lifesciences Corp. *	5,388	465,900

Elevance Health, Inc.	1,174	375,680

Eli Lilly & Co.	4,358	4,584,572

GE HealthCare Technologies, Inc.	4,618	389,159

Gilead Sciences, Inc.	7,877	1,173,279

HCA Healthcare, Inc.	793	420,052

Humana, Inc.	13	2,477

IDEXX Laboratories, Inc. *	692	454,457

Intuitive Surgical, Inc. *	2,109	1,061,903

IQVIA Holdings, Inc. *	1,645	294,142

Johnson & Johnson	12,910	3,207,231

Labcorp Holdings, Inc.	482	139,356

McKesson Corp.	816	805,694

Medtronic PLC	8,460	826,204

Merck & Co., Inc.	14,228	1,761,711

Mettler-Toledo International, Inc. *	248	338,939

Pfizer, Inc.	36,744	1,015,972

Quest Diagnostics, Inc.	599	126,934

Regeneron Pharmaceuticals, Inc.	760	594,069

ResMed, Inc.	1,587	406,685

Royalty Pharma PLC, Class A	7,267	335,808

STERIS PLC	1,280	323,008

Stryker Corp.	2,307	893,870

Thermo Fisher Scientific, Inc.	2,196	1,144,358

UnitedHealth Group, Inc.	4,520	1,325,580

Veeva Systems, Inc., Class A *	823	149,794

Vertex Pharmaceuticals, Inc. *	1,706	847,592

Waters Corp. *	1,169	373,355

West Pharmaceutical Services, Inc.	1,117	284,098

Zimmer Biomet Holdings, Inc.	3,420	336,665

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Zoetis, Inc.	3,904	511,814

(Cost $29,081,784)		36,169,061

Industrials — 4.3%

Automatic Data Processing, Inc.	2,087	447,369

Broadridge Financial Solutions, Inc.	743	138,102

Carrier Global Corp.	4,018	258,759

Cintas Corp.	1,879	377,923

Copart, Inc. *	9,978	380,062

Deere & Co.	1,544	972,272

Delta Air Lines, Inc.	4,623	303,731

Dover Corp.	1,376	310,288

Equifax, Inc.	776	162,153

Fastenal Co.	11,079	510,077

FedEx Corp.	1,606	621,522

Ferguson Enterprises, Inc.	1,922	501,181

Johnson Controls International PLC	3,144	453,679

Old Dominion Freight Line, Inc.	2,177	442,040

Otis Worldwide Corp.	4,116	380,977

PACCAR, Inc.	2,652	334,391

Paychex, Inc.	1,812	169,694

Rollins, Inc.	2,106	128,234

Snap-on, Inc.	770	296,619

Southwest Airlines Co.	4,681	230,586

SS&C Technologies Holdings, Inc.	1,459	109,848

Trane Technologies PLC	1,084	501,155

Uber Technologies, Inc. *	12,182	918,767

United Airlines Holdings, Inc. *	2,495	265,219

United Parcel Service, Inc., Class B	5,570	645,897

Verisk Analytics, Inc.	809	167,924

Vertiv Holdings Co., Class A	2,958	753,965

W.W. Grainger, Inc.	330	377,761

Waste Management, Inc.	2,945	709,274

Westinghouse Air Brake Technologies Corp.	974	257,087

(Cost $9,481,636)		12,126,556

Information Technology — 38.1%

Accenture PLC, Class A	3,132	653,711

Adobe, Inc. *	2,134	559,983

Advanced Micro Devices, Inc. *	8,963	1,794,482

Amdocs Ltd.	923	64,425

Analog Devices, Inc.	3,166	1,126,431

Apple, Inc.	87,261	23,052,611

Applied Materials, Inc.	4,620	1,720,026

AppLovin Corp., Class A *	1,292	561,723

Arista Networks, Inc. *	6,779	904,997

ARM Holdings PLC, ADR *	2,421	308,556

Atlassian Corp., Class A *	1,041	78,210

	Number of Shares	Value $

Autodesk, Inc. *	1,117	274,637

Broadcom, Inc.	23,511	7,512,940

Cadence Design Systems, Inc. *	1,421	428,289

CDW Corp.	750	91,980

Cisco Systems, Inc.	22,332	1,774,501

Cloudflare, Inc., Class A *	1,668	287,213

Cognizant Technology Solutions Corp., Class A	2,756	177,569

Corning, Inc.	6,087	915,363

Crowdstrike Holdings, Inc., Class A *	1,270	472,415

Datadog, Inc., Class A *	1,724	193,019

Fair Isaac Corp. *	130	183,217

Fortinet, Inc. *	3,398	268,544

Gartner, Inc. *	431	67,753

GLOBALFOUNDRIES, Inc. *	4,431	210,694

HP, Inc.	2,105	39,974

HubSpot, Inc. *	327	86,495

Intel Corp. *	26,361	1,202,325

Intuit, Inc.	1,404	574,278

Keysight Technologies, Inc. *	1,843	566,409

KLA Corp.	809	1,233,361

Lam Research Corp.	7,222	1,689,154

Marvell Technology, Inc.	6,507	531,557

Microchip Technology, Inc.	5,652	421,865

Micron Technology, Inc.	6,155	2,538,137

Microsoft Corp.	44,342	17,414,877

MongoDB, Inc. *	454	149,125

Monolithic Power Systems, Inc.	459	524,518

Motorola Solutions, Inc.	1,387	668,895

NetApp, Inc.	3,126	309,568

NVIDIA Corp.	142,934	25,326,475

ON Semiconductor Corp. *	4,908	326,284

Oracle Corp.	8,395	1,220,633

Palo Alto Networks, Inc. *	3,531	525,837

QUALCOMM, Inc.	6,493	924,344

Salesforce, Inc.	4,579	891,943

Seagate Technology Holdings PLC	1,617	659,477

ServiceNow, Inc. *	5,310	573,533

Snowflake, Inc. *	1,686	283,939

Strategy, Inc. *	1,394	180,523

Super Micro Computer, Inc. *	9,521	308,385

Synopsys, Inc. *	992	410,688

TE Connectivity PLC	2,381	547,987

Texas Instruments, Inc.	5,585	1,184,634

VeriSign, Inc.	504	114,882

Western Digital Corp.	2,655	742,604

Workday, Inc., Class A *	1,236	165,327

Zoom Communications, Inc. *	1,690	124,959

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Zscaler, Inc. *	638	93,780

(Cost $67,451,853)		106,240,061

Materials — 1.6%

Corteva, Inc.	6,180	495,142

CRH PLC	4,446	533,431

Ecolab, Inc.	1,994	614,850

International Paper Co.	4,224	183,955

Martin Marietta Materials, Inc.	602	407,295

Nucor Corp.	1,102	194,922

Packaging Corp. of America	1,396	324,067

PPG Industries, Inc.	2,607	321,365

Sherwin-Williams Co.	1,751	634,895

Southern Copper Corp.	1,786	389,884

Vulcan Materials Co.	1,263	391,530

(Cost $3,120,900)		4,491,336

Real Estate — 3.3%

American Tower Corp. REIT	3,616	693,766

AvalonBay Communities, Inc. REIT	1,882	333,547

CBRE Group, Inc., Class A *	2,504	369,741

CoStar Group, Inc. *	2,283	101,890

Crown Castle, Inc. REIT	4,747	425,046

Digital Realty Trust, Inc. REIT	3,134	555,345

Equinix, Inc. REIT	765	745,309

Equity Residential REIT	5,272	333,243

Essex Property Trust, Inc. REIT	1,215	309,959

Extra Space Storage, Inc. REIT	2,591	391,319

Iron Mountain, Inc. REIT	3,978	430,937

Prologis, Inc. REIT	6,314	900,187

Public Storage REIT	1,599	490,989

	Number of Shares	Value $

Realty Income Corp. REIT	8,167	547,189

SBA Communications Corp. REIT	1,750	352,030

Simon Property Group, Inc. REIT	2,811	573,022

Ventas, Inc. REIT	5,213	449,152

VICI Properties, Inc. REIT	13,335	402,850

Welltower, Inc. REIT	4,570	946,538

(Cost $7,858,831)		9,352,059

Utilities — 1.3%

American Water Works Co., Inc.	11,914	1,620,662

Edison International	25,596	1,913,045

(Cost $3,177,581)		3,533,707

TOTAL COMMON STOCKS

(Cost $198,746,518)		277,849,676

EXCHANGE-TRADED FUNDS — 0.1%

iShares Paris-Aligned Climate MSCI USA ETF	300	20,808

Vanguard Mid-Cap ETF	100	30,620

Xtrackers MSCI USA Climate Action Equity ETF (a)	7,500	307,457

(Cost $271,807)		358,885

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

(Cost $507,192)	507,192	507,192

TOTAL INVESTMENTS — 99.9%

(Cost $199,525,517)		278,715,753

Other assets and liabilities, net — 0.1%		291,585

NET ASSETS — 100.0%		279,007,338

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers MSCI USA Climate Action Equity ETF (a)

300,332	—	—		—	7,125	1,991	—	7,500	307,457

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

62,050	—	(62,050	) (d)	—	—	638	—	—	—

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

360,132	2,355,174	(2,208,114)		—	—	11,287	—	507,192	507,192

722,514	2,355,174	(2,270,164)		—	7,125	13,916	—	514,692	814,649

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2026 (Unaudited)

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

Micro E-Mini S&P 500 Index	USD	19	655,521	654,455	3/20/2026	(1,066)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$277,849,676	$—	$—	$277,849,676

Exchange-Traded Funds	358,885	—	—	358,885

Short-Term Investments (a)	507,192	—	—	507,192

TOTAL	$278,715,753	$—	$—	$278,715,753

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(1,066)	$—	$—	$(1,066)

TOTAL	$(1,066)	$—	$—	$(1,066)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Brazil — 7.0%

Petroleo Brasileiro SA - Petrobras, ADR	34,859	579,705

Suzano SA, ADR	95,000	1,076,350

Vale SA	61,583	1,062,378

Vale SA, ADR	970	16,665

(Cost $2,053,534)		2,735,098

Canada — 19.9%

Capstone Copper Corp. *	65,725	679,972

Cenovus Energy, Inc.	25,093	559,135

Franco-Nevada Corp.	3,893	1,088,219

Ivanhoe Mines Ltd., Class A *	54,050	618,235

Kinross Gold Corp.	33,894	1,253,023

Nexgen Energy Ltd. *	33,314	425,020

Nutrien Ltd.	30,643	2,304,994

Suncor Energy, Inc.	14,587	824,085

(Cost $5,540,528)		7,752,683

China — 2.4%

Zijin Mining Group Co. Ltd., Class H

(Cost $732,735)	163,384	939,931

Finland — 3.1%

Stora Enso OYJ, Class R	59,008	801,563

UPM-Kymmene OYJ	13,060	416,030

(Cost $1,094,734)		1,217,593

France — 3.8%

TotalEnergies SE

(Cost $1,232,547)	18,456	1,466,100

India — 2.1%

Reliance Industries Ltd., GDR, 144A

(Cost $925,781)	13,297	815,106

Ireland — 2.6%

Smurfit Westrock PLC

(Cost $928,800)	21,270	999,903

Netherlands — 2.1%

JBS NV, Class A *

(Cost $667,635)	49,125	829,721

Norway — 2.4%

Norsk Hydro ASA

(Cost $687,579)	99,498	921,832

South Africa — 4.1%

Gold Fields Ltd., ADR	19,393	1,141,084

Gold Fields Ltd.	7,914	461,625

(Cost $563,072)		1,602,709

Spain — 0.0%

Repsol SA

(Cost $206)	12	269

	Number of Shares	Value $

Sweden — 0.7%

Svenska Cellulosa AB SCA, Class B

(Cost $278,568)	20,800	283,209

Switzerland — 3.2%

Amcor PLC	7,737	374,703

Glencore PLC *	121,300	870,857

(Cost $918,286)		1,245,560

United Kingdom — 10.4%

Anglo American PLC	15,671	779,759

Anglogold Ashanti PLC	9,518	1,216,115

Rio Tinto PLC	7,461	735,770

Shell PLC	31,376	1,296,510

(Cost $2,614,336)		4,028,154

United States — 35.8%

Archer-Daniels-Midland Co.	8,168	563,919

Avery Dennison Corp.	3,606	708,038

Baker Hughes Co.	4,295	280,292

Ball Corp.	6,200	416,206

Bunge Global SA	3,403	410,572

CF Industries Holdings, Inc.	3,360	334,454

Chevron Corp.	8,907	1,663,471

Commercial Metals Co.	4,379	320,981

ConocoPhillips	4,400	499,224

Corteva, Inc.	11,500	921,380

Coterra Energy, Inc.	4,875	149,126

Darling Ingredients, Inc. *	4,384	233,053

Devon Energy Corp.	5,575	242,680

Diamondback Energy, Inc.	1,594	277,484

Expand Energy Corp.	1,705	184,004

Exxon Mobil Corp.	10,991	1,676,127

International Paper Co.	8,900	387,595

Mosaic Co.	10,210	284,246

Newmont Corp.	12,185	1,584,050

Ovintiv, Inc.	9,576	484,450

Silgan Holdings, Inc.	7,900	379,595

SLB Ltd.	2,407	123,575

Solaris Energy Infrastructure, Inc.	4,452	220,953

Steel Dynamics, Inc.	4,460	861,360

Valero Energy Corp.	1,660	339,702

Weyerhaeuser Co. REIT	16,024	393,069

(Cost $10,745,166)		13,939,606

TOTAL COMMON STOCKS

(Cost $28,983,507)		38,777,474

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
(Cost $29,037)	29,037	29,037

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.7%

(Cost $29,012,544)		38,806,511

Other assets and liabilities, net — 0.3%		112,180

NET ASSETS — 100.0%		38,918,691

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (a)(b)

—	—	—	—	—	1,151	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

19,357	4,113,358	(4,103,678)	—	—	2,230	—	29,037	29,037

19,357	4,113,358	(4,103,678)	—	—	3,381	—	29,037	29,037

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$38,777,474	$—	$—	$38,777,474

Short-Term Investments (a)	29,037	—	—	29,037

TOTAL	$38,806,511	$—	$—	$38,806,511

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 49

Statements of Assets and Liabilities

February 28, 2026 (unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE Selection Equity ETF	Xtrackers MSCI Emerging Markets Climate Selection ETF	Xtrackers MSCI USA Climate Action Equity ETF

Assets

Investment in non-affiliated securities at value	$61,532,438	$68,987,981	$913,115,193	$2,775,552,687

Investment in affiliated securities at value	71,945	—	—	—

Investment in DWS Government Money Market Series	604,557	100,183	3,725,878	4,892,251

Investment in DWS Government & Agency Securities Portfolio*	8,400	119,922	—	1,754,500

Foreign currency at value	57,908	93,114	211,706	—

Deposit with broker for futures contracts	73,950	23,618	138,581	701,727

Foreign tax receivable	—	—	340,361	—

Receivables:

Investment securities sold	—	1,499,976	—	19,515,776

Capital shares	—	—	—	45,129,388

Variation margin on futures contracts	—	44,265	522,032	1,080,037

Dividends	71,289	48,202	574,787	2,616,076

Interest	1,410	257	20,127	13,340

Affiliated securities lending income	9	14	291	96

Foreign tax reclaim	2,557	97,598	—	—

Total assets	$62,424,463	$71,015,130	$918,648,956	$2,851,255,878

Liabilities

Payable upon return of securities loaned	$8,400	$119,922	$—	$1,754,500

Payables:

Investment securities purchased	—	1,521,739	—	51,326,428

Capital shares	—	—	—	12,308,015

Investment advisory fees	6,930	7,269	100,445	148,045

Variation margin on futures contracts	1,890	—	—	—

Deferred foreign tax	81,443	—	—	—

Total liabilities	98,663	1,648,930	100,445	65,536,988

Net Assets, at value	$62,325,800	$69,366,200	$918,548,511	$2,785,718,890

Net Assets Consist of

Paid-in capital	$130,528,338	$52,420,303	$709,717,182	$2,099,612,208

Distributable earnings (loss)	(68,202,538)	16,945,897	208,831,329	686,106,682

Net Assets, at value	$62,325,800	$69,366,200	$918,548,511	$2,785,718,890

Number of Common Shares outstanding	1,500,001	1,800,001	22,250,001	67,900,001

Net Asset Value	$41.55	$38.54	$41.28	$41.03

Investment in non-affiliated securities at cost	$51,229,803	$47,073,125	$713,781,406	$2,374,052,976

Investment in affiliated securities at cost	$59,022	$–	$–	$–

Value of securities loaned	$8,168	$116,480	$—	$1,615,959

Investment in DWS Government Money Market Series at cost	$604,557	$100,183	$3,725,878	$4,892,251

Investment in DWS Government & Agency Securities Portfolio at cost*	$8,400	$119,922	$—	$1,754,500

Foreign currency at cost	$73,751	$88,544	$202,687	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

50 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2026 (unaudited)

	Xtrackers MSCI USA Selection Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF

Assets

Investment in non-affiliated securities at value	$543,358,754	$277,901,104	$38,777,474

Investment in affiliated securities at value	157,450	307,457	—

Investment in DWS Government Money Market Series	1,721,572	507,192	29,037

Investment in DWS Government & Agency Securities Portfolio*	124,503	—	—

Foreign currency at value	—	—	7,237

Deposit with broker for futures contracts	165,788	50,588	—

Receivables:

Investment securities sold	2,021,074	—	—

Variation margin on futures contracts	81,502	70,284	—

Dividends	487,799	190,879	105,955

Interest	5,088	1,288	149

Affiliated securities lending income	11	1	—

Foreign tax reclaim	343	—	11,958

Total assets	$548,123,884	$279,028,793	$38,931,810

Liabilities

Payable upon return of securities loaned	$124,503	$—	$—

Payables:

Investment securities purchased	1,994,535	—	—

Investment advisory fees	37,771	21,455	13,119

Total liabilities	2,156,809	21,455	13,119

Net Assets, at value	$545,967,075	$279,007,338	$38,918,691

Net Assets Consist of

Paid-in capital	$483,140,336	$203,233,342	$28,364,427

Distributable earnings (loss)	62,826,739	75,773,996	10,554,264

Net Assets, at value	$545,967,075	$279,007,338	$38,918,691

Number of Common Shares outstanding	8,625,001	6,525,001	1,095,001

Net Asset Value	$63.30	$42.76	$35.54

Investment in non-affiliated securities at cost	$442,321,491	$198,781,853	$28,983,507

Investment in affiliated securities at cost	$114,884	$236,472	$–

Value of securities loaned	$121,978	$—	$—

Investment in DWS Government Money Market Series at cost	$1,721,572	$507,192	$29,037

Investment in DWS Government & Agency Securities Portfolio at cost*	$124,503	$—	$—

Foreign currency at cost	$—	$—	$7,250

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 51

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE Selection Equity ETF	Xtrackers MSCI Emerging Markets Climate Selection ETF	Xtrackers MSCI USA Climate Action Equity ETF

Investment Income

Unaffiliated dividend income*	$317,264	$448,202	$4,490,525	$19,440,888

Affiliated dividend income	321	—	—	—

Income distributions from affiliated funds	6,123	2,287	169,585	206,021

Affiliated securities lending income	90	337	3,592	1,168

Unaffiliated non-cash dividend income	26,746	52,669	980,914	—

Total investment income	350,544	503,495	5,644,616	19,648,077

Expenses

Investment advisory fees	38,205	44,470	547,269	1,069,393

Interest expense (see note 2):	—	—	18,215	—

Other expenses	58	58	58	58

Total expenses	38,263	44,528	565,542	1,069,451

Less fees waived (see note 3):

Waiver	(223)	(56)	(3,353)	(5,817)

Net expenses	38,040	44,472	562,189	1,063,634

Net investment income (loss)	312,504	459,023	5,082,427	18,584,443

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments**	314,796	133,110	2,260,584	(29,226,166)

In-kind redemptions	—	—	16,718,070	332,932,871

Futures contracts	43,502	37,084	707,449	1,722,134

Foreign currency transactions	2,455	(5,180)	9,540	—

Net realized gain (loss)	360,753	165,014	19,695,643	305,428,839

Net change in unrealized appreciation (depreciation) on:

Investments***	10,419,668	9,237,974	173,450,859	(212,147,641)

Investments in affiliates	12,766	—	—	—

Futures contracts	56,019	25,178	383,222	(908,761)

Foreign currency translations	(17,308)	863	15,448	—

Net change in unrealized appreciation (depreciation)	10,471,145	9,264,015	173,849,529	(213,056,402)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	10,831,898	9,429,029	193,545,172	92,372,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,144,402	$9,888,052	$198,627,599	$110,956,880

**** Unaffiliated foreign tax withheld	$43,192	$52,074	$752,428	$2,075

**** Including foreign taxes	$3,372	$—	$—	$—

**** Including change in deferred foreign taxes	$2,402	$—	$182,525	$—

See Notes to Financial Statements.

52 | DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers MSCI USA Selection Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF

Investment Income

Unaffiliated dividend income*	$3,049,237	$1,556,147	$418,757

Affiliated dividend income	3,896	1,991	—

Income distributions from affiliated funds	37,778	11,287	2,230

Affiliated securities lending income	202	638	1,151

Total investment income	3,091,113	1,570,063	422,138

Expenses

Investment advisory fees	238,432	138,393	75,690

Other expenses	58	58	58

Total expenses	238,490	138,451	75,748

Less fees waived (see note 3):

Waiver	(1,445)	(413)	(53)

Net expenses	237,045	138,038	75,695

Net investment income (loss)	2,854,068	1,432,025	346,443

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(1,507,923)	(1,009,680)	793,881

Investments in affiliates	157,123	—	—

In-kind redemptions	39,838,305	4,160,981	1,177,854

Futures contracts	194,359	44,556	—

Foreign currency transactions	—	—	5,236

Payments by Affiliates (see note 6)	—	—	11,946

Net realized gain (loss)	38,681,864	3,195,857	1,988,917

Net change in unrealized appreciation (depreciation) on:

Investments	(1,161,794)	9,593,299	8,004,610

Investments in affiliates	(100,370)	7,125	—

Futures contracts	(71,985)	(16,557)	—

Foreign currency translations	—	—	(611)

Net change in unrealized appreciation (depreciation)	(1,334,149)	9,583,867	8,003,999

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	37,347,715	12,779,724	9,992,916

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,201,783	$14,211,749	$10,339,359

* Unaffiliated foreign tax withheld	$275	$—	$21,371

See Notes to Financial Statements.

DBX ETF Trust | 53

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE Selection Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$312,504	$988,818	$459,023	$1,465,048

Net realized gain (loss)	360,753	2,233,113	165,014	(381,382)

Net change in net unrealized appreciation (depreciation)	10,471,145	5,530,718	9,264,015	2,909,895

Net increase (decrease) in net assets resulting from operations	11,144,402	8,752,649	9,888,052	3,993,561

Distributions to Shareholders from:

Distributions	(458,220)	(3,345,746)	(1,646,263)	(1,570,538)

Return of capital	—	(169,020)	—	—

Total distributions	(458,220)	(3,514,766)	(1,646,263)	(1,570,538)

Fund Shares Transactions

Proceeds from shares sold	11,129,320	1,675,956	—	6,452,560

Value of shares redeemed	—	(60,666,445)	—	(1,658,296)

Net increase (decrease) in net assets resulting from fund share transactions	11,129,320	(58,990,489)	—	4,794,264

Total net increase (decrease) in Net Assets	21,815,502	(53,752,606)	8,241,789	7,217,287

Net Assets

Beginning of period	40,510,298	94,262,904	61,124,411	53,907,124

End of period	$62,325,800	$40,510,298	$69,366,200	$61,124,411

Changes in Shares Outstanding

Shares outstanding, beginning of period	1,200,001	3,100,001	1,800,001	1,650,001

Shares sold	300,000	50,000	—	200,000

Shares redeemed	—	(1,950,000)	—	(50,000)

Shares outstanding, end of period	1,500,001	1,200,001	1,800,001	1,800,001

See Notes to Financial Statements.

54 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets Climate Selection ETF		Xtrackers MSCI USA Climate Action Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$5,082,427	$8,906,210	$18,584,443	$33,936,253

Net realized gain (loss)	19,695,643	6,012,036	305,428,839	219,885,744

Net change in net unrealized appreciation (depreciation)	173,849,529	24,148,708	(213,056,402)	137,272,327

Net increase (decrease) in net assets resulting from operations	198,627,599	39,066,954	110,956,880	391,094,324

Distributions to Shareholders	(8,268,700)	(3,140,042)	(20,452,989)	(32,457,861)

Fund Shares Transactions

Proceeds from shares sold	601,097,172	987,754,402	372,053,928	1,325,311,114

Value of shares redeemed	(353,648,280)	(570,956,735)	(763,524,390)	(809,711,469)

Net increase (decrease) in net assets resulting from fund share transactions	247,448,892	416,797,667	(391,470,462)	515,599,645

Total net increase (decrease) in Net Assets	437,807,791	452,724,579	(300,966,571)	874,236,108

Net Assets

Beginning of period	480,740,720	28,016,141	3,086,685,461	2,212,449,353

End of period	$918,548,511	$480,740,720	$2,785,718,890	$3,086,685,461

Changes in Shares Outstanding

Shares outstanding, beginning of period	15,300,001	1,050,001	77,050,001	62,600,001

Shares sold	17,000,000	34,050,000	9,125,000	35,950,000

Shares redeemed	(10,050,000)	(19,800,000)	(18,275,000)	(21,500,000)

Shares outstanding, end of period	22,250,001	15,300,001	67,900,001	77,050,001

See Notes to Financial Statements.

DBX ETF Trust | 55

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA Selection Equity ETF		Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$2,854,068	$8,043,020	$1,432,025	$2,770,196

Net realized gain (loss)	38,681,864	192,234,417	3,195,857	8,881,235

Net change in net unrealized appreciation (depreciation)	(1,334,149)	(100,332,345)	9,583,867	15,843,029

Net increase (decrease) in net assets resulting from operations	40,201,783	99,945,092	14,211,749	27,494,460

Distributions to Shareholders	(3,174,202)	(9,435,139)	(1,639,240)	(2,730,593)

Fund Shares Transactions

Proceeds from shares sold	53,844,597	113,633,134	8,681,992	48,566,788

Value of shares redeemed	(122,093,233)	(671,622,989)	(7,522,408)	(29,732,770)

Net increase (decrease) in net assets resulting from fund share transactions	(68,248,636)	(557,989,855)	1,159,584	18,834,018

Total net increase (decrease) in Net Assets	(31,221,055)	(467,479,902)	13,732,093	43,597,885

Net Assets

Beginning of period	577,188,130	1,044,668,032	265,275,245	221,677,360

End of period	$545,967,075	$577,188,130	$279,007,338	$265,275,245

Changes in Shares Outstanding

Shares outstanding, beginning of period	9,750,001	20,000,001	6,500,001	6,050,001

Shares sold	850,000	2,125,000	200,000	1,250,000

Shares redeemed	(1,975,000)	(12,375,000)	(175,000)	(800,000)

Shares outstanding, end of period	8,625,001	9,750,001	6,525,001	6,500,001

See Notes to Financial Statements.

56 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers RREEF Global Natural Resources ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$346,443	$763,966

Net realized gain (loss)	1,988,917	(1,169,110)

Net change in net unrealized appreciation (depreciation)	8,003,999	1,341,956

Net increase (decrease) in net assets resulting from operations	10,339,359	936,812

Distributions to Shareholders	(537,866)	(936,245)

Fund Shares Transactions

Proceeds from shares sold	1,469,973	676,313

Value of shares redeemed	(3,969,246)	—

Net increase (decrease) in net assets resulting from fund share transactions	(2,499,273)	676,313

Total net increase (decrease) in Net Assets	7,302,220	676,880

Net Assets

Beginning of period	31,616,471	30,939,591

End of period	$38,918,691	$31,616,471

Changes in Shares Outstanding

Shares outstanding, beginning of period	1,175,001	1,150,001

Shares sold	50,000	25,000

Shares redeemed	(130,000)	—

Shares outstanding, end of period	1,095,001	1,175,001

See Notes to Financial Statements.

DBX ETF Trust | 57

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$33.76		$30.41	$26.75	$26.93	$34.69	$27.90

Income (loss) from investment operations:

Net investment income (loss)(a)	0.23		0.58	0.47	0.60	0.70	0.57

Net realized and unrealized gain (loss)	7.89		5.23	3.48	(0.08)	(7.88)	6.86

Total from investment operations	8.12		5.81	3.95	0.52	(7.18)	7.43

Less distributions from:

Net investment income	(0.33)		(2.34)	(0.29)	(0.70)	(0.58)	(0.64)

Return of capital	–		(0.12)	–	–	–	–

Total from distributions	(0.33)		(2.46)	(0.29)	(0.70)	(0.58)	(0.64)

Net Asset Value, end of period	$41.55		$33.76	$30.41	$26.75	$26.93	$34.69

Total Return (%)(b)	24.18	**	20.43	14.88	2.01	(20.81)	26.80

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	62		41	94	492	493	496

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	0.16

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	0.16

Ratio of net investment income (loss) (%)	1.17	*	1.85	1.70	2.30	2.30	1.97

Portfolio turnover rate (%)(c)	9	**	17	79	16	33	17

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

58 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI EAFE Selection Equity ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$33.96		$32.67	$27.86	$24.26	$31.79	$25.96

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26		0.85	0.77	0.78	0.85	0.72

Net realized and unrealized gain (loss)	5.23		1.34	4.82	3.51	(7.57)	5.80

Total from investment operations	5.49		2.19	5.59	4.29	(6.72)	6.52

Less distributions from:

Net investment income	(0.91)		(0.90)	(0.78)	(0.69)	(0.81)	(0.69)

Total from distributions	(0.91)		(0.90)	(0.78)	(0.69)	(0.81)	(0.69)

Net Asset Value, end of period	$38.54		$33.96	$32.67	$27.86	$24.26	$31.79

Total Return (%)(b)	16.46	**	6.97	20.32	17.79	(21.40)	25.28

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	69		61	54	43	29	19

Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14

Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14

Ratio of net investment income (loss) (%)	1.36	*	2.68	2.59	2.92	3.04	2.45

Portfolio turnover rate (%)(c)	4	**	11	12	25	22	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 59

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Climate Selection ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$31.42		$26.68	$23.80	$24.39	$33.60	$28.57

Income (loss) from investment operations:

Net investment income (loss)(a)	0.25		0.87	0.57	0.53	0.64	0.49

Net realized and unrealized gain (loss)	10.04		4.12	2.87	(0.65)	(9.14)	4.77

Total from investment operations	10.29		4.99	3.44	(0.12)	(8.50)	5.26

Less distributions from:

Net investment income	(0.43)		(0.25)	(0.56)	(0.47)	(0.71)	(0.23)

Total from distributions	(0.43)		(0.25)	(0.56)	(0.47)	(0.71)	(0.23)

Net Asset Value, end of period	$41.28		$31.42	$26.68	$23.80	$24.39	$33.60

Total Return (%)(b)	33.00	**	18.80	14.74	(0.51)	(25.55)	18.43

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	919		481	28	25	23	25

Ratio of expenses before fee waiver (%)	0.16	*	0.15	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	1.26	*	3.01	2.33	2.21	2.22	1.48

Portfolio turnover rate (%)(c)	50	**	171	14	23	24	26

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

60 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA Climate Action Equity ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$40.06		$35.34	$28.05	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.25		0.47	0.42	0.17

Net realized and unrealized gain (loss)	0.99		4.72	7.32	2.96

Total from investment operations	1.24		5.19	7.74	3.13

Less distributions from:

Net investment income	(0.27)		(0.47)	(0.41)	(0.08)

Net realized gains	–		–	(0.04)	–

Total from distributions	(0.27)		(0.47)	(0.45)	(0.08)

Net Asset Value, end of period	$41.03		$40.06	$35.34	$28.05

Total Return (%)(c)	3.07	**	14.82	27.85	12.55	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,786		3,087	2,212	2,275

Ratio of expenses before fee waiver (%)	0.07	*	0.07	0.07	0.07	*

Ratio of expenses after fee waiver (%)	0.07	*	0.07	0.07	0.07	*

Ratio of net investment income (loss) (%)	1.22	*	1.25	1.36	1.57	*

Portfolio turnover rate (%)(d)	9	**	12	20	7	**

(a)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI USA Selection Equity ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$59.20		$52.23	$41.86	$35.87	$41.89	$31.84

Income (loss) from investment operations:

Net investment income (loss)(a)	0.33		0.61	0.58	0.57	0.53	0.50

Net realized and unrealized gain (loss)	4.13		7.00	10.41	6.04	(6.04)	10.05

Total from investment operations	4.46		7.61	10.99	6.61	(5.51)	10.55

Less distributions from:

Net investment income	(0.36)		(0.64)	(0.62)	(0.62)	(0.51)	(0.50)

Total from distributions	(0.36)		(0.64)	(0.62)	(0.62)	(0.51)	(0.50)

Net Asset Value, end of period	$63.30		$59.20	$52.23	$41.86	$35.87	$41.89

Total Return (%)(b)	7.55	**	14.70	26.52	18.68	(13.29)	33.48

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	546		577	1,045	1,283	3,060	3,889

Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.10	0.10	0.10	0.10

Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09

Ratio of net investment income (loss) (%)	1.08	*	1.12	1.26	1.56	1.32	1.39

Portfolio turnover rate (%)(c)	1	**	2	7	6	6	12

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023		Period Ended 8/31/2022(a)

Selected Per Share Data

Net Asset Value, beginning of period	$40.81		$36.64	$29.00	$25.21		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.22		0.44	0.41	0.39		0.07

Net realized and unrealized gain (loss)	1.98		4.17	7.62	3.74		0.14

Total from investment operations	2.20		4.61	8.03	4.13		0.21

Less distributions from:

Net investment income	(0.25)		(0.44)	(0.39)	(0.34)		–

Net realized gains	–		–	–	(0.00	)(c)	–

Total from distributions	(0.25)		(0.44)	(0.39)	(0.34)		–

Net Asset Value, end of period	$42.76		$40.81	$36.64	$29.00		$25.21

Total Return (%)(d)	5.39	**	12.71	27.94	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	279		265	222	148		76

Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.10	0.10		0.10	*

Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10		0.10	*

Ratio of net investment income (loss) (%)	1.03	*	1.18	1.28	1.49		1.50	*

Portfolio turnover rate (%)(e)	3	**	12	11	8		11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF

	For the Six
	Months Ended 2/28/2026 (Unaudited)		Year Ended 8/31/2025	Period Ended 8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$26.91		$26.90	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.30		0.65	0.46

Net realized and unrealized gain (loss)	8.79		0.16	1.72

Total from investment operations	9.09		0.81	2.18

Less distributions from:

Net investment income	(0.46)		(0.57)	(0.28)

Net realized gains	–		(0.23)	–

Total from distributions	(0.46)		(0.80)	(0.28)

Net Asset Value, end of period	$35.54		$26.91	$26.90

Total Return (%)(c)	34.28	**	3.23	8.75	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	39		32	31

Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	*

Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	*

Ratio of net investment income (loss) (%)	2.06	*	2.57	3.41	*

Portfolio turnover rate (%)(d)	69	**	143	49	**

(a)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

64 | DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2026, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE Selection Equity ETF

Xtrackers MSCI Emerging Markets Climate Selection ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA Selection Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF which lots consists of 25,000 shares and Xtrackers RREEF Global Natural Resources ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE Selection Equity ETF	MSCI EAFE Selection Index
Xtrackers MSCI Emerging Markets Climate Selection ETF	MSCI Global Climate 500 Emerging Markets Selection Index
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA Selection Equity ETF	MSCI USA Selection Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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The MSCI Global Climate 500 Emerging Markets Selection Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria as defined by the index provider. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis as of the close of business of the last business day of May and November, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the

Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Natural Resources ETF (“NRES”) seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI USA Selection Equity ETF are diversified series of the Trust. Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

66 | DBX ETF Trust

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying

Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

DBX ETF Trust | 67

with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of

Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI Emerging Markets Climate Selection ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2026, the Funds did not incur any interest or penalties.

68 | DBX ETF Trust

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$18,532,261	$59,107,241	$77,639,502

Xtrackers MSCI EAFE Selection Equity ETF	681,153	2,328,529	3,009,682

Xtrackers MSCI Emerging Markets Climate Selection ETF	7,468,350	3,366,514	10,834,864

Xtrackers MSCI USA Climate Action Equity ETF	9,130,979	5,000,827	14,131,806

Xtrackers MSCI USA Selection Equity ETF	16,440,268	58,104,880	74,545,148

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	1,107,205	3,596,228	4,703,433

Xtrackers RREEF Global Natural Resources ETF	1,138,756	—	1,138,756

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$41,573,396	$(1,155,771)	$12,134,243	$(13,290,014)

Xtrackers MSCI EAFE Selection Equity ETF	50,077,914	11,088,341	15,030,859	(3,942,518)

Xtrackers MSCI Emerging Markets Climate Selection ETF	453,376,583	25,131,026	40,997,093	(15,866,067)

Xtrackers MSCI USA Climate Action Equity ETF	2,480,442,709	602,253,050	719,987,537	(117,734,487)

Xtrackers MSCI USA Selection Equity ETF	477,430,670	99,074,179	135,828,256	(36,754,077)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	197,828,538	67,259,475	76,024,800	(8,765,325)

Xtrackers RREEF Global Natural Resources ETF	29,762,758	1,683,143	2,807,196	(1,124,053)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for

Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers RREEF Global Natural Resources ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and Xtrackers MSCI USA Selection Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having

DBX ETF Trust | 69

a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Common Stocks	$8,400	$—	$—	$—	$8,400

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$8,400

Xtrackers MSCI EAFE Selection Equity ETF

Common Stocks	$83,445	$—	$—	$—	$83,445

Exchange-Traded Funds	$36,477	$—	$—	$—	$36,477

Total Borrowing	$119,922	$—	$—	$—	$119,922

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$119,922

Xtrackers MSCI USA Climate Action Equity ETF

Common Stocks	$1,754,500	$—	$—	$—	$1,754,500

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$1,754,500

Xtrackers MSCI USA Selection Equity ETF

Common Stocks	$124,503	$—	$—	$—	$124,503

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$124,503

As of February 28, 2026, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, and Xtrackers RREEF Global Natural Resources ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2026, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

70 | DBX ETF Trust

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2026 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$64,859	Unrealized depreciation on futures contracts*	$—

	Total	$64,859	Total	$—

Xtrackers MSCI EAFE Selection Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$29,506	Unrealized depreciation on futures contracts*	$—

	Total	$29,506	Total	$—

Xtrackers MSCI Emerging Markets Climate Selection ETF

Equity contracts	Unrealized appreciation on futures contracts*	$507,406	Unrealized depreciation on futures contracts*	$—

	Total	$507,406	Total	$—

Xtrackers MSCI USA Climate Action Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$43,095	Unrealized depreciation on futures contracts*	$45,069

	Total	$43,095	Total	$45,069

Xtrackers MSCI USA Selection Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$20,680	Unrealized depreciation on futures contracts*	$6,721

	Total	$20,680	Total	$6,721

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,066

	Total	$—	Total	$1,066

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Futures Contracts
Net Realized Gain (Loss) from:	— Equity Contracts

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$43,502

Xtrackers MSCI EAFE Selection Equity ETF	37,084

Xtrackers MSCI Emerging Markets Climate Selection ETF	707,449

Xtrackers MSCI USA Climate Action Equity ETF	1,722,134

Xtrackers MSCI USA Selection Equity ETF	194,359

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	44,556

Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on:	— Equity Contracts

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$56,019

Xtrackers MSCI EAFE Selection Equity ETF	25,178

Xtrackers MSCI Emerging Markets Climate Selection ETF	383,222

Xtrackers MSCI USA Climate Action Equity ETF	(908,761)

Xtrackers MSCI USA Selection Equity ETF	(71,985)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(16,557)

DBX ETF Trust | 71

For the period ended February 28, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts
(Contract Value)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$432,434

Xtrackers MSCI EAFE Selection Equity ETF	385,870

Xtrackers MSCI Emerging Markets Climate Selection ETF	5,564,136

Xtrackers MSCI USA Climate Action Equity ETF	12,425,868

Xtrackers MSCI USA Selection Equity ETF	2,171,775

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	629,467

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%

Xtrackers MSCI EAFE Selection Equity ETF	0.14%

Xtrackers MSCI Emerging Markets Climate Selection ETF	0.15%

Xtrackers MSCI USA Climate Action Equity ETF	0.07%

Xtrackers MSCI USA Selection Equity ETF	0.09%

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%

Xtrackers RREEF Global Natural Resources ETF	0.45%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$223

Xtrackers MSCI EAFE Selection Equity ETF	56

Xtrackers MSCI Emerging Markets Climate Selection ETF	3,353

Xtrackers MSCI USA Climate Action Equity ETF	5,817

Xtrackers MSCI USA Selection Equity ETF	1,445

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	413

Xtrackers RREEF Global Natural Resources ETF	53

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

72 | DBX ETF Trust

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$7

Xtrackers MSCI Emerging Markets Climate Selection ETF	270

Xtrackers MSCI USA Selection Equity ETF	16

4. Investment Portfolio Transactions

For the period ended February 28, 2026, the cost of investments purchased and proceeds from sale of investments

(excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$13,817,041	$4,515,879

Xtrackers MSCI EAFE Selection Equity ETF	2,398,855	3,634,797

Xtrackers MSCI Emerging Markets Climate Selection ETF	651,905,232	360,746,636

Xtrackers MSCI USA Climate Action Equity ETF	278,142,916	266,105,392

Xtrackers MSCI USA Selection Equity ETF	5,330,663	5,339,603

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	8,748,812	9,151,043

Xtrackers RREEF Global Natural Resources ETF	23,521,327	23,452,335

For the period ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were .as follows:

	Purchases	Sales

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,321,778	$—

Xtrackers MSCI EAFE Selection Equity ETF	—	—

Xtrackers MSCI Emerging Markets Climate Selection ETF	62,288,098	106,414,619

Xtrackers MSCI USA Climate Action Equity ETF	372,028,453	765,652,259

Xtrackers MSCI USA Selection Equity ETF	53,844,348	121,990,970

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	8,682,246	7,480,236

Xtrackers RREEF Global Natural Resources ETF	1,183,838	3,878,241

5. Fund Share Transactions

As of February 28, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended February 28, 2026, the Advisor agreed to reimburse Xtrackers RREEF Global Natural Resources ETF $11,946 for a loss due to a trade executed incorrectly. The amount compensated was 0.04% of the Fund’s average net assets.

DBX ETF Trust | 73

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 28, 2026.

9. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of February 28, 2026, there was one affiliated shareholder account for Xtrackers Global Natural Resources ETF, owning 36% of the shares outstanding.

74 | DBX ETF Trust

February 28, 2026

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers S&P 100 Ex Top 20 ETF (XOEX)

Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)

Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)

Xtrackers S&P 500 Scored & Screened ETF (SNPE)

Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)

Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.9%

Communication Services — 6.0%

AT&T, Inc.	60,531	1,695,473

Comcast Corp., Class A	31,106	963,042

T-Mobile US, Inc.	4,081	885,944

Verizon Communications, Inc.	36,266	1,818,377

Walt Disney Co.	15,311	1,623,579

(Cost $6,468,963)		6,986,415

Consumer Discretionary — 5.8%

Booking Holdings, Inc.	276	1,170,060

General Motors Co.	8,002	629,837

Lowe’s Cos., Inc.	4,773	1,262,793

McDonald’s Corp.	6,072	2,070,916

NIKE, Inc., Class B	10,326	642,071

Starbucks Corp.	9,730	953,735

(Cost $6,796,744)		6,729,412

Consumer Staples — 8.5%

Altria Group, Inc.	14,441	997,007

Coca-Cola Co.	33,184	2,706,487

Colgate-Palmolive Co.	6,907	684,760

Mondelez International, Inc., Class A	10,990	676,764

PepsiCo, Inc.	11,639	1,975,604

Philip Morris International, Inc.	13,274	2,479,981

Target Corp.	3,834	436,271

(Cost $9,173,321)		9,956,874

Energy — 3.6%

Chevron Corp.	16,216	3,028,500

ConocoPhillips	10,600	1,202,676

(Cost $3,865,432)		4,231,176

Financials — 15.7%

American Express Co.	4,621	1,427,427

American International Group, Inc.	4,707	378,866

Bank of America Corp.	57,464	2,863,431

Bank of New York Mellon Corp.	5,964	710,312

Blackrock, Inc.	1,235	1,313,089

Capital One Financial Corp.	5,389	1,054,304

Charles Schwab Corp.	14,334	1,364,597

Citigroup, Inc.	15,375	1,694,171

Goldman Sachs Group, Inc.	2,565	2,204,797

MetLife, Inc.	4,706	339,161

Morgan Stanley	10,358	1,724,711

PayPal Holdings, Inc.	7,851	362,795

US Bancorp	13,188	720,856

Wells Fargo & Co.	26,915	2,192,227

(Cost $19,728,322)		18,350,744

Health Care — 19.1%

Abbott Laboratories	14,873	1,730,474

	Number of Shares	Value $

AbbVie, Inc.	15,070	3,497,446

Amgen, Inc.	4,635	1,799,122

Bristol-Myers Squibb Co.	17,516	1,092,473

CVS Health Corp.	10,875	868,912

Danaher Corp.	5,344	1,125,660

Gilead Sciences, Inc.	10,649	1,586,169

Intuitive Surgical, Inc. *	3,040	1,530,670

Medtronic PLC	10,985	1,072,795

Merck & Co., Inc.	21,225	2,628,079

Pfizer, Inc.	48,737	1,347,578

Thermo Fisher Scientific, Inc.	3,214	1,674,847

UnitedHealth Group, Inc.	7,770	2,278,708

(Cost $21,805,635)		22,232,933

Industrials — 16.1%

3M Co.	4,498	743,609

Boeing Co. *	6,678	1,519,445

Caterpillar, Inc.	4,009	2,978,006

Deere & Co.	2,152	1,355,136

Emerson Electric Co.	4,795	722,846

FedEx Corp.	1,884	729,108

GE Aerospace	9,025	3,088,897

General Dynamics Corp.	2,197	784,439

Honeywell International, Inc.	5,394	1,313,925

Lockheed Martin Corp.	1,742	1,146,375

RTX Corp.	11,447	2,319,391

Union Pacific Corp.	5,047	1,337,354

United Parcel Service, Inc., Class B	6,278	727,997

(Cost $17,517,836)		18,766,528

Information Technology — 19.2%

Accenture PLC, Class A	5,335	1,113,521

Adobe, Inc. *	3,560	934,180

Advanced Micro Devices, Inc. *	13,895	2,781,918

Cisco Systems, Inc.	33,651	2,673,908

Intel Corp. *	38,302	1,746,954

International Business Machines Corp.	7,995	1,920,479

Intuit, Inc.	2,366	967,765

Oracle Corp.	14,438	2,099,285

Palantir Technologies, Inc., Class A*	19,525	2,678,635

QUALCOMM, Inc.	9,147	1,302,167

Salesforce, Inc.	8,162	1,589,876

ServiceNow, Inc. *	8,793	949,732

Texas Instruments, Inc.	7,805	1,655,519

(Cost $24,946,288)		22,413,939

Materials — 1.7%

Linde PLC

(Cost $1,826,807)	3,997	2,030,796

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Real Estate — 1.2%

American Tower Corp. REIT	4,015	770,318

Simon Property Group, Inc. REIT	2,809	572,615

(Cost $1,247,910)		1,342,933

Utilities — 3.0%

Duke Energy Corp.	6,596	863,086

NextEra Energy, Inc.	17,883	1,676,889

Southern Co.	9,415	916,833

(Cost $3,192,086)		3,456,808

TOTAL COMMON STOCKS

(Cost $116,569,344)		116,498,558

EXCHANGE-TRADED FUNDS — 0.0%

Defiance Large Cap ex-Mag 7 ETF

(Cost $14,213)	625	14,603

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

(Cost $19,429)	19,429	19,429

TOTAL INVESTMENTS — 99.9%

(Cost $116,602,986)		116,532,590

Other assets and liabilities, net — 0.1%		135,315

NET ASSETS — 100.0%		116,667,905

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

1,497	154,501	(136,569)	—	—	152	—	19,429	19,429

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF (Continued)

February 28, 2026 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$116,498,558	$—	$—	$116,498,558

Exchange-Traded Funds	14,603	—	—	14,603

Short-Term Investments (a)	19,429	—	—	19,429

TOTAL	$116,532,590	$—	$—	$116,532,590

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 98.9%

Communication Services — 6.4%

Alphabet, Inc., Class A	99	30,864

Alphabet, Inc., Class C	79	24,603

AT&T, Inc.	1,368	38,318

Charter Communications, Inc., Class A *	93	21,821

Comcast Corp., Class A	1,549	47,957

Electronic Arts, Inc.	41	8,223

Fox Corp., Class A	35	1,972

Fox Corp., Class B	27	1,397

Live Nation Entertainment, Inc. *	32	5,189

Match Group, Inc.	28	885

Meta Platforms, Inc., Class A	66	42,780

Netflix, Inc. *	39	3,753

News Corp., Class A	642	15,594

News Corp., Class B	211	5,651

Omnicom Group, Inc.	143	12,196

Paramount Skydance Corp., Class B	617	8,336

Take-Two Interactive Software, Inc.*	26	5,498

TKO Group Holdings, Inc.	7	1,567

T-Mobile US, Inc.	103	22,360

Trade Desk, Inc., Class A *	17	405

Verizon Communications, Inc.	930	46,630

Walt Disney Co.	687	72,850

Warner Bros Discovery, Inc. *	385	10,845

(Cost $424,188)		429,694

Consumer Discretionary — 9.6%

Airbnb, Inc., Class A *	18	2,432

Amazon.com, Inc. *	167	35,070

Aptiv PLC *	80	5,883

AutoZone, Inc. *	2	7,511

Best Buy Co., Inc.	49	3,037

Booking Holdings, Inc.	1	4,239

Carnival Corp.	170	5,364

Carvana Co. *	24	8,020

Chipotle Mexican Grill, Inc. *	355	13,213

D.R. Horton, Inc.	107	17,162

Darden Restaurants, Inc.	176	37,638

Deckers Outdoor Corp. *	24	2,814

Domino’s Pizza, Inc.	12	4,830

DoorDash, Inc., Class A *	28	4,941

eBay, Inc.	6	545

Expedia Group, Inc.	9	1,941

Ford Motor Co.	1,803	25,404

Garmin Ltd.	22	5,562

General Motors Co.	328	25,817

Genuine Parts Co.	53	6,321

	Number of Shares	Value $

Hasbro, Inc.	113	11,254

Hilton Worldwide Holdings, Inc.	12	3,741

Home Depot, Inc.	26	9,899

Las Vegas Sands Corp.	123	6,977

Lennar Corp., Class A	195	22,300

Lowe’s Cos., Inc.	22	5,821

Lululemon Athletica, Inc. *	29	5,370

Marriott International, Inc., Class A	25	8,543

McDonald’s Corp.	108	36,834

MGM Resorts International *	389	14,339

NIKE, Inc., Class B	583	36,251

Norwegian Cruise Line Holdings Ltd.*	84	2,082

NVR, Inc. *	1	7,518

O’Reilly Automotive, Inc. *	66	6,196

Pool Corp.	27	6,134

PulteGroup, Inc.	82	11,250

Ralph Lauren Corp.	77	27,920

Ross Stores, Inc.	127	26,116

Royal Caribbean Cruises Ltd.	11	3,421

Starbucks Corp.	434	42,541

Tapestry, Inc.	207	32,182

Tesla, Inc. *	39	15,698

TJX Cos., Inc.	143	23,117

Tractor Supply Co.	632	32,763

Ulta Beauty, Inc. *	13	8,902

Williams-Sonoma, Inc.	4	823

Wynn Resorts Ltd.	47	5,085

Yum! Brands, Inc.	71	11,939

(Cost $608,125)		642,760

Consumer Staples — 13.8%

Altria Group, Inc.	283	19,538

Archer-Daniels-Midland Co.	465	32,104

Brown-Forman Corp., Class B	792	22,857

Bunge Global SA	172	20,752

Campbell’s Company	125	3,369

Church & Dwight Co., Inc.	171	17,931

Clorox Co.	190	24,160

Coca-Cola Co.	93	7,585

Colgate-Palmolive Co.	417	41,341

Conagra Brands, Inc.	298	5,736

Constellation Brands, Inc., Class A	74	11,682

Costco Wholesale Corp.	100	101,079

Dollar General Corp.	47	7,343

Dollar Tree, Inc. *	22	2,783

Estee Lauder Cos., Inc., Class A	119	13,027

General Mills, Inc.	319	14,428

Hershey Co.	10	2,363

Hormel Foods Corp.	208	5,325

J M Smucker Co.	70	8,116

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Kenvue, Inc.	1,004	19,196

Keurig Dr Pepper, Inc.	363	10,992

Kimberly-Clark Corp.	302	33,655

Kraft Heinz Co.	675	16,612

Kroger Co.	379	25,863

Lamb Weston Holdings, Inc.	129	6,217

McCormick & Co., Inc.	68	4,831

Molson Coors Beverage Co., Class B	275	13,472

Mondelez International, Inc., Class A	164	10,099

Monster Beverage Corp. *	20	1,706

PepsiCo, Inc.	89	15,107

Philip Morris International, Inc.	318	59,412

Procter & Gamble Co.	660	110,352

Sysco Corp.	945	86,146

Target Corp.	229	26,058

Tyson Foods, Inc., Class A	422	27,426

Walmart, Inc.	700	89,565

(Cost $835,207)		918,228

Energy — 5.7%

APA Corp.	45	1,367

Baker Hughes Co.	265	17,294

Chevron Corp.	136	25,399

ConocoPhillips	70	7,942

Coterra Energy, Inc.	29	887

Devon Energy Corp.	52	2,263

Diamondback Energy, Inc.	10	1,741

EOG Resources, Inc.	24	2,978

EQT Corp.	15	921

Expand Energy Corp.	9	971

Exxon Mobil Corp.	336	51,240

Halliburton Co.	244	8,784

Kinder Morgan, Inc.	2,006	66,740

Marathon Petroleum Corp.	165	32,705

Occidental Petroleum Corp.	78	4,140

ONEOK, Inc.	288	23,838

Phillips 66	380	58,645

SLB Ltd.	279	14,324

Targa Resources Corp.	42	9,903

Texas Pacific Land Corp.	6	3,146

Valero Energy Corp.	148	30,287

Williams Cos., Inc.	244	18,232

(Cost $303,910)		383,747

Financials — 12.1%

Aflac, Inc.	49	5,534

Allstate Corp.	70	15,016

American Express Co.	25	7,723

American International Group, Inc.	72	5,795

Ameriprise Financial, Inc.	4	1,880

	Number of Shares	Value $

Aon PLC, Class A	7	2,348

Apollo Global Management, Inc.	29	3,033

Arch Capital Group Ltd. *	118	11,818

Ares Management Corp., Class A	34	3,808

Arthur J Gallagher & Co.	8	1,826

Assurant, Inc.	8	1,837

Bank of America Corp.	294	14,650

Bank of New York Mellon Corp.	91	10,838

Berkshire Hathaway, Inc., Class B*	481	242,881

Blackrock, Inc.	10	10,632

Blackstone, Inc.	103	11,677

Block, Inc. *	515	32,806

Brown & Brown, Inc.	14	1,005

Capital One Financial Corp.	53	10,369

Cboe Global Markets, Inc.	10	2,997

Charles Schwab Corp.	98	9,330

Chubb Ltd.	64	21,815

Cincinnati Financial Corp.	18	2,952

Citigroup, Inc.	158	17,410

Citizens Financial Group, Inc.	42	2,528

CME Group, Inc.	14	4,473

Coinbase Global, Inc., Class A *	11	1,934

Corpay, Inc. *	2	650

Erie Indemnity Co., Class A	14	3,772

Everest Group Ltd.	19	6,374

FactSet Research Systems, Inc.	4	867

Fidelity National Information Services, Inc.	18	917

Fifth Third Bancorp	76	3,760

Fiserv, Inc. *	270	16,818

Franklin Resources, Inc.	24	637

Global Payments, Inc.	15	1,147

Globe Life, Inc.	15	2,179

Goldman Sachs Group, Inc.	29	24,928

Hartford Insurance Group, Inc.	53	7,464

Huntington Bancshares, Inc.	157	2,638

Interactive Brokers Group, Inc., Class A	70	4,983

Intercontinental Exchange, Inc.	37	6,073

Invesco Ltd.	108	2,836

Jack Henry & Associates, Inc.	16	2,599

JPMorgan Chase & Co.	123	36,937

KeyCorp	164	3,401

KKR & Co., Inc.	34	2,981

Loews Corp.	50	5,501

M&T Bank Corp.	11	2,387

Marsh & McLennan Cos., Inc.	18	3,361

Mastercard, Inc., Class A	7	3,620

MetLife, Inc.	241	17,369

Moody’s Corp.	12	5,731

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Morgan Stanley	79	13,154

MSCI, Inc.	5	2,859

Nasdaq, Inc.	77	6,744

Northern Trust Corp.	42	6,010

PayPal Holdings, Inc.	65	3,004

PNC Financial Services Group, Inc.	32	6,795

Principal Financial Group, Inc.	42	4,008

Progressive Corp.	56	11,965

Prudential Financial, Inc.	305	30,006

Raymond James Financial, Inc.	41	6,276

Regions Financial Corp.	73	2,032

Robinhood Markets, Inc., Class A*	10	759

S&P Global, Inc.	13	5,744

State Street Corp.	44	5,659

Synchrony Financial	22	1,520

T. Rowe Price Group, Inc.	23	2,176

Travelers Cos., Inc.	70	21,605

Truist Financial Corp.	205	10,109

US Bancorp	167	9,128

Visa, Inc., Class A	11	3,522

W.R. Berkley Corp.	48	3,442

Wells Fargo & Co.	224	18,245

Willis Towers Watson PLC	4	1,221

(Cost $812,213)		804,828

Health Care — 12.6%

Abbott Laboratories	946	110,067

AbbVie, Inc.	18	4,177

Agilent Technologies, Inc.	25	3,034

Align Technology, Inc. *	15	2,851

Amgen, Inc.	9	3,493

Baxter International, Inc.	478	9,737

Becton Dickinson & Co.	35	6,177

Biogen, Inc. *	23	4,412

Bio-Techne Corp.	24	1,416

Boston Scientific Corp. *	66	5,072

Bristol-Myers Squibb Co.	694	43,285

Cardinal Health, Inc.	81	18,568

Cencora, Inc.	22	8,187

Centene Corp. *	750	33,660

Charles River Laboratories International, Inc. *	18	3,213

Cigna Group	39	11,303

Cooper Cos., Inc. *	32	2,677

CVS Health Corp.	710	56,729

Danaher Corp.	45	9,479

DaVita, Inc. *	17	2,657

Dexcom, Inc. *	55	4,039

Edwards Lifesciences Corp. *	27	2,335

Elevance Health, Inc.	44	14,080

Eli Lilly & Co.	4	4,208

	Number of Shares	Value $

GE HealthCare Technologies, Inc.	90	7,584

Gilead Sciences, Inc.	16	2,383

HCA Healthcare, Inc.	59	31,252

Henry Schein, Inc. *	174	14,336

Hologic, Inc. *	24	1,809

Humana, Inc.	54	10,289

IDEXX Laboratories, Inc. *	5	3,284

Incyte Corp. *	1	101

Insulet Corp. *	15	3,699

Intuitive Surgical, Inc. *	6	3,021

IQVIA Holdings, Inc. *	67	11,980

Johnson & Johnson	72	17,887

Labcorp Holdings, Inc.	30	8,674

McKesson Corp.	32	31,596

Medtronic PLC	159	15,528

Merck & Co., Inc.	106	13,125

Mettler-Toledo International, Inc.*	1	1,367

Moderna, Inc. *	1,325	70,980

Molina Healthcare, Inc. *	28	4,313

Pfizer, Inc.	1,381	38,185

Quest Diagnostics, Inc.	27	5,722

Regeneron Pharmaceuticals, Inc.	90	70,350

ResMed, Inc.	44	11,275

Revvity, Inc.	10	983

Solventum Corp. *	34	2,523

STERIS PLC	6	1,514

Stryker Corp.	21	8,137

Thermo Fisher Scientific, Inc.	42	21,887

UnitedHealth Group, Inc.	108	31,673

Universal Health Services, Inc., Class B	29	5,977

Vertex Pharmaceuticals, Inc. *	2	994

Viatris, Inc.	687	10,257

Waters Corp. *	7	2,236

West Pharmaceutical Services, Inc.	3	763

Zimmer Biomet Holdings, Inc.	24	2,362

Zoetis, Inc.	87	11,406

(Cost $726,581)		844,308

Industrials — 12.3%

3M Co.	114	18,846

A O Smith Corp.	37	2,886

Allegion PLC	38	6,124

AMETEK, Inc.	18	4,306

Automatic Data Processing, Inc.	86	18,435

Axon Enterprise, Inc. *	7	3,797

Boeing Co. *	32	7,281

Broadridge Financial Solutions, Inc.	26	4,833

Builders FirstSource, Inc. *	49	5,110

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

C.H. Robinson Worldwide, Inc.	32	5,928

Carrier Global Corp.	129	8,308

Caterpillar, Inc.	28	20,799

Cintas Corp.	63	12,671

Comfort Systems USA, Inc.	2	2,859

Copart, Inc. *	374	14,246

CSX Corp.	178	7,599

Cummins, Inc.	25	14,597

Deere & Co.	36	22,670

Delta Air Lines, Inc.	290	19,053

Dover Corp.	29	6,539

Eaton Corp. PLC	65	24,435

EMCOR Group, Inc.	40	28,985

Emerson Electric Co.	30	4,522

Equifax, Inc.	77	16,090

Expeditors International of Washington, Inc.	18	2,611

Fastenal Co.	30	1,381

FedEx Corp.	43	16,641

Fortive Corp.	20	1,184

GE Aerospace	9	3,080

GE Vernova, Inc.	14	12,230

Generac Holdings, Inc. *	8	1,803

General Dynamics Corp.	36	12,854

Honeywell International, Inc.	75	18,269

Howmet Aerospace, Inc.	37	9,714

Hubbell, Inc.	6	3,070

Huntington Ingalls Industries, Inc.	2	889

IDEX Corp.	23	4,818

Illinois Tool Works, Inc.	51	14,822

Ingersoll Rand, Inc.	30	2,824

Jacobs Solutions, Inc.	90	12,407

JB Hunt Transport Services, Inc.	34	7,936

Johnson Controls International PLC	103	14,863

L3Harris Technologies, Inc.	50	18,227

Leidos Holdings, Inc.	59	10,331

Lennox International, Inc.	7	3,990

Lockheed Martin Corp.	7	4,607

Masco Corp.	50	3,581

Nordson Corp.	19	5,575

Norfolk Southern Corp.	20	6,295

Northrop Grumman Corp.	25	18,109

Old Dominion Freight Line, Inc.	4	812

Otis Worldwide Corp.	155	14,347

PACCAR, Inc.	58	7,313

Parker-Hannifin Corp.	10	10,092

Paychex, Inc.	57	5,338

Paycom Software, Inc.	2	252

Pentair PLC	106	10,514

Quanta Services, Inc.	13	7,320

	Number of Shares	Value $

Republic Services, Inc.	23	5,267

Rockwell Automation, Inc.	2	815

Rollins, Inc.	79	4,810

RTX Corp.	196	39,713

Snap-on, Inc.	14	5,393

Southwest Airlines Co.	248	12,216

Stanley Black & Decker, Inc.	106	9,168

Textron, Inc.	407	40,151

Trane Technologies PLC	11	5,085

TransDigm Group, Inc.	11	14,331

Uber Technologies, Inc. *	213	16,064

Union Pacific Corp.	52	13,779

United Airlines Holdings, Inc. *	196	20,835

United Parcel Service, Inc., Class B	95	11,016

United Rentals, Inc.	22	18,480

Veralto Corp.	27	2,631

Verisk Analytics, Inc.	7	1,453

W.W. Grainger, Inc.	4	4,579

Waste Management, Inc.	77	18,545

Westinghouse Air Brake Technologies Corp.	82	21,644

Xylem, Inc.	47	6,089

(Cost $736,395)		821,082

Information Technology — 12.0%

Accenture PLC, Class A	31	6,470

Adobe, Inc. *	5	1,312

Advanced Micro Devices, Inc. *	12	2,402

Akamai Technologies, Inc. *	8	787

Amphenol Corp., Class A	75	10,954

Analog Devices, Inc.	37	13,164

Apple, Inc.	218	57,591

Applied Materials, Inc.	63	23,455

AppLovin Corp., Class A *	3	1,304

Arista Networks, Inc. *	33	4,405

Autodesk, Inc. *	2	492

Broadcom, Inc.	54	17,256

Cadence Design Systems, Inc. *	19	5,727

CDW Corp.	42	5,151

Cisco Systems, Inc.	360	28,606

Cognizant Technology Solutions Corp., Class A	70	4,510

Corning, Inc.	82	12,331

Crowdstrike Holdings, Inc., Class A*	2	744

Datadog, Inc., Class A *	4	448

Dell Technologies, Inc., Class C	172	25,470

EPAM Systems, Inc. *	26	3,666

F5, Inc. *	4	1,085

First Solar, Inc. *	9	1,775

Fortinet, Inc. *	30	2,371

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Gartner, Inc. *	8	1,258

Gen Digital, Inc.	47	1,061

GoDaddy, Inc., Class A *	219	19,088

Hewlett Packard Enterprise Co.	570	12,238

HP, Inc.	499	9,476

Intel Corp. *	610	27,822

International Business Machines Corp.	129	30,987

Intuit, Inc.	5	2,045

Jabil, Inc.	372	98,576

Keysight Technologies, Inc. *	21	6,454

KLA Corp.	18	27,442

Lam Research Corp.	67	15,671

Microchip Technology, Inc.	7	522

Micron Technology, Inc.	53	21,856

Microsoft Corp.	115	45,165

Monolithic Power Systems, Inc.	3	3,428

Motorola Solutions, Inc.	16	7,716

NetApp, Inc.	80	7,922

NVIDIA Corp.	85	15,061

NXP Semiconductors NV	85	19,296

ON Semiconductor Corp. *	122	8,111

Oracle Corp.	37	5,380

Palantir Technologies, Inc., Class A*	43	5,899

Palo Alto Networks, Inc. *	16	2,383

PTC, Inc. *	2	313

Qnity Electronics, Inc.	17	2,155

QUALCOMM, Inc.	375	53,385

Roper Technologies, Inc.	16	5,596

Salesforce, Inc.	41	7,986

Sandisk Corp. *	10	6,354

Seagate Technology Holdings PLC	10	4,078

ServiceNow, Inc. *	10	1,080

Skyworks Solutions, Inc.	57	3,396

Super Micro Computer, Inc. *	195	6,316

Synopsys, Inc. *	18	7,452

TE Connectivity PLC	29	6,674

Teledyne Technologies, Inc. *	8	5,449

Teradyne, Inc.	20	6,401

Texas Instruments, Inc.	147	31,180

Trimble, Inc. *	17	1,137

Tyler Technologies, Inc. *	14	4,966

VeriSign, Inc.	61	13,904

Western Digital Corp.	23	6,433

Workday, Inc., Class A *	9	1,204

Zebra Technologies Corp., Class A*	12	2,688

(Cost $747,221)		804,480

Materials — 4.1%

Air Products and Chemicals, Inc.	7	1,930

	Number of Shares	Value $

Albemarle Corp.	6	1,072

Amcor PLC	139	6,732

Avery Dennison Corp.	281	55,174

Ball Corp.	105	7,049

CF Industries Holdings, Inc.	36	3,583

Corteva, Inc.	114	9,134

CRH PLC	145	17,397

Dow, Inc.	306	9,403

DuPont de Nemours, Inc.	113	5,654

Ecolab, Inc.	29	8,942

Freeport-McMoRan, Inc.	360	24,509

International Flavors & Fragrances, Inc.	57	4,687

International Paper Co.	260	11,323

Linde PLC	23	11,686

LyondellBasell Industries NV, Class A	77	4,429

Martin Marietta Materials, Inc.	5	3,383

Mosaic Co.	195	5,429

Newmont Corp.	150	19,500

Nucor Corp.	148	26,178

Packaging Corp. of America	6	1,393

PPG Industries, Inc.	17	2,096

Sherwin-Williams Co.	14	5,076

Smurfit Westrock PLC	140	6,581

Steel Dynamics, Inc.	82	15,837

Vulcan Materials Co.	11	3,410

(Cost $231,287)		271,587

Real Estate — 3.7%

Alexandria Real Estate Equities,

Inc. REIT	70	3,783

American Tower Corp. REIT	42	8,058

AvalonBay Communities, Inc. REIT	34	6,026

BXP, Inc. REIT	95	5,470

Camden Property Trust REIT	33	3,575

CBRE Group, Inc., Class A *	225	33,223

CoStar Group, Inc. *	175	7,810

Crown Castle, Inc. REIT	53	4,746

Digital Realty Trust, Inc. REIT	4	709

Equinix, Inc. REIT	2	1,949

Equity Residential REIT	113	7,143

Essex Property Trust, Inc. REIT	14	3,572

Extra Space Storage, Inc. REIT	98	14,801

Federal Realty Investment Trust REIT	10	1,088

Healthpeak Properties, Inc. REIT	411	7,266

Host Hotels & Resorts, Inc. REIT	622	12,185

Invitation Homes, Inc. REIT	206	5,426

Iron Mountain, Inc. REIT	67	7,258

Kimco Realty Corp. REIT	110	2,591

Mid-America Apartment Communities, Inc. REIT	34	4,551

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Prologis, Inc. REIT	132	18,819

Public Storage REIT	74	22,722

Realty Income Corp. REIT	84	5,628

Regency Centers Corp. REIT	22	1,738

SBA Communications Corp. REIT	17	3,420

Simon Property Group, Inc. REIT	25	5,096

UDR, Inc. REIT	97	3,638

Ventas, Inc. REIT	114	9,822

VICI Properties, Inc. REIT	90	2,719

Welltower, Inc. REIT	78	16,155

Weyerhaeuser Co. REIT	740	18,152

(Cost $248,653)		249,139

Utilities — 6.6%

AES Corp.	660	11,405

Alliant Energy Corp.	30	2,170

Ameren Corp.	46	5,211

American Electric Power Co., Inc.	113	15,122

American Water Works Co., Inc.	472	64,206

Atmos Energy Corp.	33	6,164

CenterPoint Energy, Inc.	264	11,484

CMS Energy Corp.	74	5,777

Consolidated Edison, Inc.	184	20,704

Constellation Energy Corp.	20	6,598

Dominion Energy, Inc.	117	7,387

DTE Energy Co.	79	11,711

Duke Energy Corp.	113	14,786

Edison International	321	23,992

Entergy Corp.	47	5,034

Evergy, Inc.	33	2,761

Eversource Energy	114	8,688

	Number of Shares	Value $

Exelon Corp.	533	26,368

FirstEnergy Corp.	134	6,855

NextEra Energy, Inc.	227	21,286

NiSource, Inc.	166	7,852

NRG Energy, Inc.	243	43,487

PG&E Corp.	929	17,651

Pinnacle West Capital Corp.	23	2,307

PPL Corp.	279	10,875

Public Service Enterprise Group, Inc.	117	10,070

Sempra	160	15,403

Southern Co.	161	15,678

Vistra Corp.	134	23,301

WEC Energy Group, Inc.	64	7,485

Xcel Energy, Inc.	93	7,753

(Cost $394,566)		439,571

TOTAL COMMON STOCKS
(Cost $6,068,346)		6,609,424

EXCHANGE-TRADED FUNDS — 0.5%

Invesco S&P 500 Equal Weight ETF (Cost $31,828)	165	33,820

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

(Cost $24,457)	24,457	24,457

TOTAL INVESTMENTS — 99.8%

(Cost $6,124,631)		6,667,701

Other assets and liabilities, net — 0.2%		12,330

NET ASSETS — 100.0%		6,680,031

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

28,350	112,136	(116,029)	—	—	548	—	24,457	24,457

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

February 28, 2026 (Unaudited)

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	1	34,403	34,445	3/20/2026	42

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,609,424	$—	$—	$6,609,424

Exchange-Traded Funds	33,820	—	—	33,820

Short-Term Investments (a)	24,457	—	—	24,457

Derivatives (b)
Futures Contracts	42	—	—	42

TOTAL	$6,667,743	$—	$—	$6,667,743

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 18.4%

Alphabet, Inc., Class A	1,896	591,097

Alphabet, Inc., Class C	1,515	471,816

Electronic Arts, Inc.	165	33,094

Meta Platforms, Inc., Class A	1,827	1,184,225

(Cost $1,769,661)		2,280,232

Consumer Discretionary — 9.7%

AutoZone, Inc. *	17	63,845

Booking Holdings, Inc.	51	216,207

Carnival Corp.	1,703	53,730

eBay, Inc.	524	47,611

Expedia Group, Inc.	183	39,471

Hilton Worldwide Holdings, Inc.	364	113,488

Las Vegas Sands Corp.	477	27,055

Marriott International, Inc., Class A	349	119,264

Norwegian Cruise Line Holdings Ltd.*	399	9,891

O’Reilly Automotive, Inc. *	1,323	124,203

Ralph Lauren Corp.	61	22,118

Royal Caribbean Cruises Ltd.	398	123,762

Tapestry, Inc.	321	49,906

TJX Cos., Inc.	960	155,194

Yum! Brands, Inc.	213	35,818

(Cost $1,120,759)		1,201,563

Financials — 12.8%

American Express Co.	573	177,000

Apollo Global Management, Inc.	386	40,375

Bank of New York Mellon Corp.	689	82,060

Mastercard, Inc., Class A	861	445,318

Moody’s Corp.	115	54,923

Morgan Stanley	1,155	192,319

MSCI, Inc.	61	34,882

S&P Global, Inc.	214	94,562

Visa, Inc., Class A	1,455	465,804

(Cost $1,634,808)		1,587,243

Health Care — 11.3%

AbbVie, Inc.	1,275	295,902

Amgen, Inc.	574	222,804

Boston Scientific Corp. *	1,564	120,193

Dexcom, Inc. *	312	22,910

Eli Lilly & Co.	519	545,983

Incyte Corp. *	258	26,128

Insulet Corp. *	110	27,127

Mettler-Toledo International, Inc.*	15	20,500

	Number of Shares	Value $

ResMed, Inc.	126	32,289

Stryker Corp.	226	87,566

(Cost $1,212,616)		1,401,402

Industrials — 11.9%

Allegion PLC	73	11,764

Caterpillar, Inc.	734	545,237

Cummins, Inc.	145	84,661

GE Aerospace	860	294,344

Quanta Services, Inc.	234	131,761

Trane Technologies PLC	184	85,067

Uber Technologies, Inc. *	3,258	245,718

United Rentals, Inc.	56	47,040

Verisk Analytics, Inc.	116	24,078

(Cost $1,128,891)		1,469,670

Information Technology — 33.1%

Apple, Inc.	4,523	1,194,886

Autodesk, Inc. *	194	47,699

Cadence Design Systems, Inc. *	269	81,077

Fortinet, Inc. *	624	49,315

Intuit, Inc.	245	100,212

KLA Corp.	206	314,057

Microsoft Corp.	2,522	990,490

NVIDIA Corp.	6,110	1,082,631

Palo Alto Networks, Inc. *	697	103,797

ServiceNow, Inc. *	992	107,146

Workday, Inc., Class A *	150	20,064

(Cost $3,779,779)		4,091,374

Real Estate — 2.2%

Simon Property Group, Inc. REIT	210	42,809

Welltower, Inc. REIT	1,076	222,861

(Cost $226,832)		265,670

TOTAL COMMON STOCKS
(Cost $10,873,346)		12,297,154

EXCHANGE-TRADED FUNDS — 0.2%

State Street SPDR Portfolio S&P 500 Growth ETF (Cost $25,706)	250	25,892

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a) (Cost $22,728)	22,728	22,728

TOTAL INVESTMENTS — 99.8%

(Cost $10,921,780)		12,345,774

Other assets and liabilities, net — 0.2%		27,037

NET ASSETS — 100.0%		12,372,811

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

44,197	212,314	(233,783)	—	—	712	—	22,728	22,728

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	1	34,403	34,445	3/20/2026	42

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$12,297,154	$—	$—	$12,297,154

Exchange-Traded Funds	25,892	—	—	25,892

Short-Term Investments (a)	22,728	—	—	22,728

Derivatives (b)
Futures Contracts	42	—	—	42

TOTAL	$12,345,816	$—	$—	$12,345,816

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 13.4%

Alphabet, Inc., Class A	343,800	107,183,088

Alphabet, Inc., Class C	274,726	85,557,918

AT&T, Inc.	422,448	11,832,768

Electronic Arts, Inc.	13,257	2,658,957

Fox Corp., Class A	13,329	750,956

Fox Corp., Class B	8,545	442,033

Match Group, Inc.	13,890	438,924

Meta Platforms, Inc., Class A	128,755	83,456,416

News Corp., Class A	20,863	506,762

News Corp., Class B	7,477	200,234

Omnicom Group, Inc.	18,726	1,597,141

Paramount Skydance Corp., Class B	18,181	245,625

Take-Two Interactive Software, Inc.*	9,916	2,097,036

T-Mobile US, Inc.	28,496	6,186,197

Walt Disney Co.	105,436	11,180,433

Warner Bros Discovery, Inc. *	146,278	4,120,651

(Cost $223,852,239)		318,455,139

Consumer Discretionary — 5.0%

Aptiv PLC *	12,700	933,958

AutoZone, Inc. *	964	3,620,379

Best Buy Co., Inc.	11,843	733,911

Booking Holdings, Inc.	1,932	8,190,424

Carnival Corp.	63,625	2,007,369

D.R. Horton, Inc.	16,425	2,634,406

Darden Restaurants, Inc.	6,771	1,447,978

Deckers Outdoor Corp. *	8,909	1,044,758

eBay, Inc.	27,842	2,529,724

Expedia Group, Inc.	7,098	1,530,968

Ford Motor Co.	225,201	3,173,082

General Motors Co.	55,996	4,407,445

Hasbro, Inc.	7,950	791,741

Hilton Worldwide Holdings, Inc.	13,820	4,308,800

Home Depot, Inc.	58,480	22,264,506

Las Vegas Sands Corp.	19,702	1,117,497

Lowe’s Cos., Inc.	32,967	8,722,079

Marriott International, Inc., Class A	13,140	4,490,332

MGM Resorts International *	13,810	509,037

NIKE, Inc., Class B	69,996	4,352,351

Norwegian Cruise Line Holdings Ltd.*	25,571	633,905

O’Reilly Automotive, Inc. *	50,263	4,718,690

PulteGroup, Inc.	11,498	1,577,526

Ralph Lauren Corp.	2,469	895,259

Royal Caribbean Cruises Ltd.	14,783	4,596,922

Starbucks Corp.	66,299	6,498,628

Tapestry, Inc.	11,946	1,857,245

	Number of Shares	Value $

TJX Cos., Inc.	65,700	10,621,062

Tractor Supply Co.	30,641	1,588,429

Ulta Beauty, Inc. *	2,725	1,866,053

Williams-Sonoma, Inc.	7,098	1,459,704

Yum! Brands, Inc.	16,284	2,738,317

(Cost $103,534,629)		117,862,485

Consumer Staples — 5.4%

Archer-Daniels-Midland Co.	28,337	1,956,386

Bunge Global SA	7,425	895,826

Campbell’s Company	12,145	327,308

Church & Dwight Co., Inc.	14,138	1,482,511

Clorox Co.	6,928	880,964

Coca-Cola Co.	229,102	18,685,559

Colgate-Palmolive Co.	47,244	4,683,770

Conagra Brands, Inc.	28,043	539,828

Constellation Brands, Inc., Class A	8,937	1,410,795

Costco Wholesale Corp.	26,094	26,375,554

Estee Lauder Cos., Inc., Class A	13,906	1,522,290

General Mills, Inc.	31,597	1,429,132

Hershey Co.	9,025	2,132,427

Hormel Foods Corp.	17,586	450,202

J M Smucker Co.	6,726	779,880

Keurig Dr Pepper, Inc.	79,506	2,407,442

Kimberly-Clark Corp.	19,211	2,140,874

Kraft Heinz Co.	50,321	1,238,400

Kroger Co.	36,024	2,458,278

Lamb Weston Holdings, Inc.	8,620	415,398

McCormick & Co., Inc.	14,344	1,018,998

Molson Coors Beverage Co., Class B	10,687	523,556

Mondelez International, Inc., Class A	75,225	4,632,355

PepsiCo, Inc.	80,549	13,672,387

Target Corp.	27,527	3,132,297

Walmart, Inc.	258,220	33,039,249

(Cost $111,523,836)		128,231,666

Energy — 4.1%

APA Corp.	21,361	648,734

Baker Hughes Co.	57,185	3,731,893

ConocoPhillips	74,042	8,400,805

Devon Energy Corp.	38,527	1,677,080

Diamondback Energy, Inc.	11,409	1,986,079

EOG Resources, Inc.	31,819	3,948,102

EQT Corp.	36,331	2,231,450

Expand Energy Corp.	13,897	1,499,764

Exxon Mobil Corp.	248,559	37,905,247

Halliburton Co.	53,785	1,936,260

Kinder Morgan, Inc.	113,464	3,774,947

Marathon Petroleum Corp.	17,966	3,561,041

Occidental Petroleum Corp.	41,429	2,199,051

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

ONEOK, Inc.	36,160	2,992,963

Phillips 66	23,891	3,687,098

SLB Ltd.	88,081	4,522,079

Targa Resources Corp.	12,774	3,012,109

Valero Energy Corp.	18,239	3,732,429

Williams Cos., Inc.	71,537	5,345,245

(Cost $75,211,370)		96,792,376

Financials — 12.5%

Aflac, Inc.	28,894	3,262,999

Allstate Corp.	15,457	3,315,836

American Express Co.	31,916	9,858,852

American International Group, Inc.	32,662	2,628,964

Ameriprise Financial, Inc.	5,545	2,606,815

Aon PLC, Class A	12,670	4,250,405

Apollo Global Management, Inc.	27,132	2,838,007

Arch Capital Group Ltd. *	20,896	2,092,734

Arthur J Gallagher & Co.	15,145	3,456,089

Assurant, Inc.	3,156	724,586

Bank of America Corp.	394,966	19,681,156

Bank of New York Mellon Corp.	41,479	4,940,149

Blackrock, Inc.	8,451	8,985,357

Capital One Financial Corp.	37,562	7,348,630

Cboe Global Markets, Inc.	6,369	1,908,917

Charles Schwab Corp.	99,442	9,466,878

Chubb Ltd.	21,830	7,440,974

Citigroup, Inc.	104,743	11,541,631

Citizens Financial Group, Inc.	27,194	1,636,807

CME Group, Inc.	21,077	6,734,101

Everest Group Ltd.	2,605	873,951

FactSet Research Systems, Inc.	2,342	507,769

Fidelity National Information Services, Inc.	30,810	1,570,078

Fifth Third Bancorp	53,123	2,627,995

Fiserv, Inc. *	32,527	2,026,107

Franklin Resources, Inc.	18,625	494,308

Global Payments, Inc.	14,224	1,087,567

Goldman Sachs Group, Inc.	17,839	15,333,869

Hartford Insurance Group, Inc.	16,644	2,343,975

Huntington Bancshares, Inc.	120,118	2,017,982

Intercontinental Exchange, Inc.	33,549	5,506,397

Invesco Ltd.	26,822	704,346

Jack Henry & Associates, Inc.	4,306	699,553

KeyCorp	58,404	1,211,299

M&T Bank Corp.	9,217	1,999,905

Marsh & McLennan Cos., Inc.	28,771	5,372,697

Mastercard, Inc., Class A	48,568	25,119,855

MetLife, Inc.	33,302	2,400,075

Moody’s Corp.	9,009	4,302,608

Morgan Stanley	71,509	11,906,964

MSCI, Inc.	4,505	2,576,094

	Number of Shares	Value $

Nasdaq, Inc.	26,693	2,337,773

Northern Trust Corp.	11,284	1,614,628

PayPal Holdings, Inc.	54,512	2,519,000

PNC Financial Services Group, Inc.	23,058	4,896,366

Principal Financial Group, Inc.	11,773	1,123,380

Prudential Financial, Inc.	20,092	1,976,651

Raymond James Financial, Inc.	9,923	1,519,013

Regions Financial Corp.	55,769	1,552,051

S&P Global, Inc.	18,347	8,107,172

State Street Corp.	16,060	2,065,637

Synchrony Financial	22,119	1,528,644

T. Rowe Price Group, Inc.	13,553	1,282,520

Travelers Cos., Inc.	13,164	4,062,937

Truist Financial Corp.	75,661	3,730,844

US Bancorp	90,341	4,938,039

Visa, Inc., Class A	99,906	31,983,907

Wells Fargo & Co.	184,771	15,049,598

Willis Towers Watson PLC	5,835	1,780,667

(Cost $260,601,869)		297,472,108

Health Care — 10.6%

Abbott Laboratories	102,411	11,915,520

AbbVie, Inc.	104,504	24,253,288

Agilent Technologies, Inc.	16,930	2,054,963

Amgen, Inc.	31,842	12,359,791

Baxter International, Inc.	29,848	608,004

Becton Dickinson & Co.	16,642	2,936,980

Biogen, Inc. *	9,029	1,731,943

Boston Scientific Corp. *	86,386	6,638,764

Bristol-Myers Squibb Co.	118,568	7,395,086

Cardinal Health, Inc.	14,182	3,250,940

Cencora, Inc.	11,359	4,227,138

Centene Corp. *	28,648	1,285,722

Charles River Laboratories International, Inc. *	3,124	557,603

Cigna Group	15,737	4,560,897

CVS Health Corp.	74,501	5,952,630

Danaher Corp.	37,321	7,861,295

DaVita, Inc. *	2,293	358,396

Edwards Lifesciences Corp. *	34,326	2,968,169

Elevance Health, Inc.	13,314	4,260,480

Eli Lilly & Co.	46,934	49,374,099

GE HealthCare Technologies, Inc.	25,293	2,131,441

Gilead Sciences, Inc.	72,950	10,865,903

Humana, Inc.	7,053	1,343,879

Incyte Corp. *	9,690	981,306

IQVIA Holdings, Inc. *	10,010	1,789,888

Medtronic PLC	74,824	7,307,312

Merck & Co., Inc.	147,783	18,298,491

Mettler-Toledo International, Inc.*	1,236	1,689,229

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Moderna, Inc. *	21,179	1,134,559

Quest Diagnostics, Inc.	6,664	1,412,168

Regeneron Pharmaceuticals, Inc.	6,088	4,758,807

ResMed, Inc.	8,893	2,278,920

Revvity, Inc.	7,308	718,449

Stryker Corp.	20,026	7,759,274

Thermo Fisher Scientific, Inc.	22,293	11,617,105

UnitedHealth Group, Inc.	53,254	15,617,801

Viatris, Inc.	72,800	1,086,904

Waters Corp. *	5,794	1,850,488

Zoetis, Inc.	25,997	3,408,207

(Cost $231,125,738)		250,601,839

Industrials — 7.5%

Allegion PLC	5,061	815,580

AMETEK, Inc.	13,355	3,194,783

Broadridge Financial Solutions, Inc.	7,132	1,325,625

C.H. Robinson Worldwide, Inc.	7,192	1,332,318

Carrier Global Corp.	46,692	3,006,965

Caterpillar, Inc.	27,567	20,477,595

CSX Corp.	110,790	4,729,625

Cummins, Inc.	8,090	4,723,508

Deere & Co.	14,767	9,298,927

Delta Air Lines, Inc.	38,188	2,508,952

Dover Corp.	8,373	1,888,111

Eaton Corp. PLC	23,050	8,664,956

Emerson Electric Co.	32,805	4,945,354

Fastenal Co.	66,846	3,077,590

Fortive Corp.	19,180	1,135,456

GE Aerospace	62,410	21,360,447

Hubbell, Inc.	3,026	1,548,192

Illinois Tool Works, Inc.	15,369	4,466,692

Ingersoll Rand, Inc.	21,526	2,026,458

JB Hunt Transport Services, Inc.	4,782	1,116,167

Johnson Controls International PLC	36,179	5,220,630

Lennox International, Inc.	1,964	1,119,362

Masco Corp.	13,035	933,567

Norfolk Southern Corp.	13,021	4,098,229

Otis Worldwide Corp.	23,131	2,141,005

PACCAR, Inc.	30,152	3,801,866

Pentair PLC	10,238	1,015,507

Quanta Services, Inc.	8,853	4,984,947

Republic Services, Inc.	11,955	2,737,695

Rockwell Automation, Inc.	6,702	2,730,730

Southwest Airlines Co.	31,046	1,529,326

Stanley Black & Decker, Inc.	8,614	745,025

Trane Technologies PLC	13,001	6,010,622

Uber Technologies, Inc. *	122,161	9,213,383

Union Pacific Corp.	34,761	9,210,970

United Airlines Holdings, Inc. *	19,034	2,023,314

	Number of Shares	Value $

United Rentals, Inc.	3,783	3,177,720

Veralto Corp.	14,268	1,390,131

Verisk Analytics, Inc.	8,258	1,714,113

W.W. Grainger, Inc.	2,695	3,085,047

Waste Management, Inc.	22,232	5,354,355

Westinghouse Air Brake Technologies Corp.	10,464	2,761,973

Xylem, Inc.	13,712	1,776,527

(Cost $127,590,656)		178,419,345

Information Technology — 36.0%

Accenture PLC, Class A	36,543	7,627,255

Adobe, Inc. *	25,026	6,567,073

Akamai Technologies, Inc. *	8,509	837,201

Apple, Inc.	873,272	230,700,997

Applied Materials, Inc.	47,439	17,661,540

Autodesk, Inc. *	12,466	3,065,015

Cadence Design Systems, Inc. *	15,976	4,815,166

Cisco Systems, Inc.	233,146	18,525,781

Corning, Inc.	45,099	6,781,988

Dell Technologies, Inc., Class C	17,549	2,598,656

Fortinet, Inc. *	37,183	2,938,573

Gen Digital, Inc.	30,953	698,609

HP, Inc.	53,157	1,009,451

Intel Corp. *	264,893	12,081,770

Jabil, Inc.	6,288	1,666,257

Keysight Technologies, Inc. *	9,837	3,023,205

KLA Corp.	7,747	11,810,689

Lam Research Corp.	74,193	17,353,001

Micron Technology, Inc.	66,297	27,338,894

Microsoft Corp.	439,282	172,523,613

NetApp, Inc.	11,641	1,152,808

NVIDIA Corp.	1,435,767	254,403,555

ON Semiconductor Corp. *	24,403	1,622,311

Palo Alto Networks, Inc. *	46,943	6,990,752

QUALCOMM, Inc.	63,634	9,058,936

Salesforce, Inc.	56,251	10,957,132

Seagate Technology Holdings PLC	12,873	5,250,124

ServiceNow, Inc. *	61,310	6,622,093

TE Connectivity PLC	17,315	3,985,047

Western Digital Corp.	20,150	5,635,955

(Cost $663,233,750)		855,303,447

Materials — 2.3%

Air Products and Chemicals, Inc.	12,938	3,566,619

Albemarle Corp.	7,316	1,307,150

Amcor PLC	26,265	1,272,014

Avery Dennison Corp.	4,824	947,192

Ball Corp.	15,933	1,069,582

CF Industries Holdings, Inc.	9,330	928,708

Dow, Inc.	39,248	1,206,091

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Ecolab, Inc.	15,038	4,636,967

Freeport-McMoRan, Inc.	84,945	5,783,056

International Flavors & Fragrances, Inc.	15,352	1,262,395

Linde PLC	27,586	14,015,895

LyondellBasell Industries NV, Class A	14,433	830,186

Mosaic Co.	18,695	520,469

Newmont Corp.	65,023	8,452,990

PPG Industries, Inc.	13,309	1,640,600

Sherwin-Williams Co.	13,505	4,896,778

Smurfit Westrock PLC	30,124	1,416,129

(Cost $44,713,731)		53,752,821

Real Estate — 2.2%

Alexandria Real Estate Equities, Inc. REIT	9,452	510,786

American Tower Corp. REIT	27,277	5,233,365

AvalonBay Communities, Inc. REIT	8,520	1,510,000

BXP, Inc. REIT	8,825	508,144

CBRE Group, Inc., Class A *	16,994	2,509,334

CoStar Group, Inc. *	24,898	1,111,198

Digital Realty Trust, Inc. REIT	18,347	3,251,088

Equinix, Inc. REIT	5,675	5,528,926

Equity Residential REIT	19,064	1,205,035

Extra Space Storage, Inc. REIT	12,946	1,955,234

Federal Realty Investment Trust REIT	4,712	512,524

Healthpeak Properties, Inc. REIT	42,629	753,681

Host Hotels & Resorts, Inc. REIT	37,673	738,014

Iron Mountain, Inc. REIT	18,088	1,959,473

Kimco Realty Corp. REIT	40,416	951,797

	Number of Shares	Value $

Prologis, Inc. REIT	55,240	7,875,567

Public Storage REIT	9,103	2,795,167

Regency Centers Corp. REIT	9,599	758,321

SBA Communications Corp. REIT	6,125	1,232,105

Ventas, Inc. REIT	26,640	2,295,302

Welltower, Inc. REIT	40,721	8,434,134

Weyerhaeuser Co. REIT	44,415	1,089,500

(Cost $49,364,434)		52,718,695

Utilities — 0.8%

American Water Works Co., Inc.	11,169	1,519,319

CenterPoint Energy, Inc.	37,795	1,644,082

Consolidated Edison, Inc.	21,001	2,363,033

Entergy Corp.	26,026	2,787,645

Eversource Energy	21,981	1,675,172

Exelon Corp.	59,932	2,964,836

Public Service Enterprise Group, Inc.	29,546	2,543,024

Sempra	38,469	3,703,411

(Cost $16,463,263)		19,200,522

TOTAL COMMON STOCKS
(Cost $1,907,215,515)		2,368,810,443

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)
(Cost $2,863,950)	2,863,950	2,863,950

TOTAL INVESTMENTS — 99.9%

(Cost $1,910,079,465)		2,371,674,393

Other assets and liabilities, net — 0.1%		2,619,240

NET ASSETS — 100.0%		2,374,293,633

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (a)(b)

504,326	—	(504,326)(c)	—	—	260	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

6,679,056	14,528,925	(18,344,031)	—	—	90,369	—	2,863,950	2,863,950

7,183,382	14,528,925	(18,848,357)	—	—	90,629	—	2,863,950	2,863,950

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

E-Mini S&P 500 ESG Index	USD	4	1,214,540	1,221,480	3/20/2026	6,940

E-Mini S&P 500 Index	USD	10	3,459,425	3,444,500	3/20/2026	(14,925)

Total net unrealized depreciation						(7,985)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,368,810,443	$—	$—	$2,368,810,443

Short-Term Investments (a)	2,863,950	—	—	2,863,950

Derivatives (b) Futures Contracts	6,940	—	—	6,940

TOTAL	$2,371,681,333	$—	$—	$2,371,681,333

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b) Futures Contracts	$(14,925)	$—	$—	$(14,925)

TOTAL	$(14,925)	$—	$—	$(14,925)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 3.1%

Verizon Communications, Inc.

(Cost $133,534)	3,342	167,568

Consumer Discretionary — 4.8%

Best Buy Co., Inc.	1,651	102,313

Lowe’s Cos., Inc.	141	37,304

NIKE, Inc., Class B	762	47,381

Polaris, Inc.	1,173	71,248

(Cost $285,324)		258,246

Consumer Staples — 19.4%

Archer-Daniels-Midland Co.	1,015	70,076

Church & Dwight Co., Inc.	297	31,143

Clorox Co.	861	109,485

Coca-Cola Co.	785	64,025

Colgate-Palmolive Co.	602	59,682

Costco Wholesale Corp.	12	12,130

Hormel Foods Corp.	3,911	100,122

J M Smucker Co.	852	98,789

Kimberly-Clark Corp.	967	107,762

McCormick & Co., Inc.	837	59,460

PepsiCo, Inc.	523	88,774

Procter & Gamble Co.	391	65,375

Sysco Corp.	737	67,185

Target Corp.	852	96,949

Walmart, Inc.	139	17,785

(Cost $1,031,907)		1,048,742

Energy — 1.8%

Exxon Mobil Corp.	498	75,945

Texas Pacific Land Corp.	41	21,496

(Cost $76,624)		97,441

Financials — 7.9%

Aflac, Inc.	394	44,494

Ameriprise Financial, Inc.	50	23,506

Assurant, Inc.	119	27,321

Chubb Ltd.	80	27,269

FactSet Research Systems, Inc.	103	22,332

Franklin Resources, Inc.	4,199	111,442

Hanover Insurance Group, Inc.	234	42,267

Jack Henry & Associates, Inc.	131	21,282

RenaissanceRe Holdings Ltd.	40	12,098

S&P Global, Inc.	26	11,489

T. Rowe Price Group, Inc.	905	85,640

(Cost $414,482)		429,140

Health Care — 4.7%

Abbott Laboratories	322	37,465

AbbVie, Inc.	271	62,894

	Number of Shares	Value $

Becton Dickinson & Co.	203	35,825

Cardinal Health, Inc.	93	21,318

Cencora, Inc.	39	14,514

Medtronic PLC	573	55,959

STERIS PLC	74	18,674

West Pharmaceutical Services, Inc.	24	6,104

(Cost $232,514)		252,753

Industrials — 18.0%

ABM Industries, Inc.	1,158	51,531

Automatic Data Processing, Inc.	199	42,658

C.H. Robinson Worldwide, Inc.	171	31,678

Carlisle Cos., Inc.	74	29,213

Caterpillar, Inc.	32	23,771

Cintas Corp.	94	18,906

CSX Corp.	759	32,402

Cummins, Inc.	52	30,361

Donaldson Co., Inc.	255	23,654

Dover Corp.	101	22,775

Emerson Electric Co.	216	32,562

Fastenal Co.	951	43,784

Franklin Electric Co., Inc.	213	21,219

Illinois Tool Works, Inc.	194	56,382

JB Hunt Transport Services, Inc.	84	19,606

Lincoln Electric Holdings, Inc.	101	28,992

MSA Safety, Inc.	139	27,162

Nordson Corp.	96	28,170

Pentair PLC	187	18,549

Republic Services, Inc.	107	24,503

Robert Half, Inc.	5,655	138,095

Ryder System, Inc.	190	42,096

Stanley Black & Decker, Inc.	1,036	89,604

Toro Co.	428	42,312

W.W. Grainger, Inc.	17	19,460

Waste Management, Inc.	128	30,828

(Cost $953,574)		970,273

Information Technology — 5.0%

Accenture PLC, Class A	167	34,856

Analog Devices, Inc.	94	33,444

Badger Meter, Inc.	105	16,005

Microchip Technology, Inc.	726	54,189

Microsoft Corp.	33	12,960

QUALCOMM, Inc.	257	36,587

Roper Technologies, Inc.	39	13,640

Texas Instruments, Inc.	328	69,572

(Cost $257,714)		271,253

Materials — 12.7%

Air Products and Chemicals, Inc.	213	58,718

Albemarle Corp.	123	21,976

Amcor PLC	2,846	137,832

AptarGroup, Inc.	244	35,065

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Ecolab, Inc.	77	23,743

HB Fuller Co.	512	33,649

Linde PLC	62	31,501

Nucor Corp.	147	26,001

PPG Industries, Inc.	479	59,046

Royal Gold, Inc.	61	18,287

RPM International, Inc.	358	40,855

Sherwin-Williams Co.	53	19,217

Sonoco Products Co.	1,950	110,117

Westlake Corp.	640	67,443

(Cost $622,306)		683,450

Real Estate — 6.6%

Equity LifeStyle Properties, Inc. REIT	1,044	70,115

Essex Property Trust, Inc. REIT	296	75,513

Federal Realty Investment Trust REIT	847	92,128

Realty Income Corp. REIT	1,801	120,667

(Cost $325,738)		358,423

Utilities — 15.2%

American States Water Co.	718	53,513

Avista Corp.	1,678	68,160

California Water Service Group	1,091	49,182

Consolidated Edison, Inc.	638	71,788

	Number of Shares	Value $

Edison International	1,874	140,063

Essential Utilities, Inc.	1,763	70,467

Eversource Energy	1,212	92,367

National Fuel Gas Co.	624	56,803

NextEra Energy, Inc.	651	61,044

ONE Gas, Inc.	853	74,586

Spire, Inc.	915	83,823

(Cost $713,123)		821,796

TOTAL COMMON STOCKS

(Cost $5,046,840)		5,359,085

EXCHANGE-TRADED FUNDS — 0.5%

ProShares S&P 500 Dividend Aristocrats ETF (Cost $26,376)	240	27,502

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a) (Cost $348)	348	348

TOTAL INVESTMENTS — 99.7%

(Cost $5,073,564)		5,386,935

Other assets and liabilities, net — 0.3%		17,420

NET ASSETS — 100.0%		5,404,355

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers S&P 500 Scored & Screened ETF (b)

5,521	15,083	(20,789)	1,189	(1,004)	53	—	—	—

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.62% (a)

21,666	106,568	(127,886)	—	—	130	—	348	348

27,187	121,651	(148,675)	1,189	(1,004)	183	—	348	348

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated fund advised by DBX Advisors LLC.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

February 28, 2026 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$5,359,085	$—	$—	$5,359,085

Exchange-Traded Funds	27,502	—	—	27,502

Short-Term Investments (a)	348	—	—	348

TOTAL	$5,386,935	$—	$—	$5,386,935

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF

February 28, 2026 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 98.7%

Communication Services — 1.0%

New York Times Co., Class A	286	22,820

Nexstar Media Group, Inc.	49	12,300

ZoomInfo Technologies, Inc. *	474	2,943

(Cost $31,298)		38,063

Consumer Discretionary — 12.3%

Abercrombie & Fitch Co., Class A*	81	7,922

Aramark	468	19,586

Autoliv, Inc.	125	14,815

AutoNation, Inc. *	48	9,368

Bath & Body Works, Inc.	361	8,216

Boyd Gaming Corp.	105	8,739

Brunswick Corp.	117	9,315

Burlington Stores, Inc. *	109	33,449

Capri Holdings Ltd. *	208	4,266

Choice Hotels International, Inc.	38	4,003

Churchill Downs, Inc.	114	10,480

Crocs, Inc. *	91	8,255

Dick’s Sporting Goods, Inc.	118	24,028

Floor & Decor Holdings, Inc., Class A *	189	13,058

Gap, Inc.	399	11,188

Goodyear Tire & Rubber Co. *	511	4,216

Grand Canyon Education, Inc. *	48	7,635

H&R Block, Inc.	222	6,798

Harley-Davidson, Inc.	200	3,600

Hilton Grand Vacations, Inc. *	110	4,946

Hyatt Hotels Corp., Class A	73	11,789

KB Home	113	7,185

Lear Corp.	89	11,681

Lithia Motors, Inc.	43	12,022

Macy’s, Inc.	478	9,455

Mattel, Inc. *	535	9,068

Penske Automotive Group, Inc.	31	4,883

Planet Fitness, Inc., Class A *	149	12,240

Polaris, Inc.	92	5,588

PVH Corp.	89	6,105

Service Corp. International	246	20,708

Somnigroup International, Inc.	373	33,387

Taylor Morrison Home Corp. *	175	11,531

Texas Roadhouse, Inc.	117	21,396

Thor Industries, Inc.	94	9,036

TopBuild Corp. *	49	21,967

Travel + Leisure Co.	117	8,623

Valvoline, Inc. *	231	8,732

VF Corp.	584	11,341

Visteon Corp.	49	4,688

Whirlpool Corp.	111	7,596

	Number of Shares	Value $

Wyndham Hotels & Resorts, Inc.	131	10,716

YETI Holdings, Inc. *	134	5,857

(Cost $488,409)		479,477

Consumer Staples — 2.9%

Albertsons Cos., Inc., Class A	700	12,530

BellRing Brands, Inc. *	216	3,972

Boston Beer Co., Inc., Class A *	13	2,948

Coty, Inc., Class A *	646	1,621

Darling Ingredients, Inc. *	280	14,885

Flowers Foods, Inc.	351	3,468

Ingredion, Inc.	111	13,038

Post Holdings, Inc. *	86	9,142

Sprouts Farmers Market, Inc. *	173	12,779

US Foods Holding Corp. *	391	37,775

(Cost $134,616)		112,158

Energy — 4.6%

Antero Midstream Corp.	589	13,241

Antero Resources Corp. *	522	19,215

Chord Energy Corp.	102	11,054

CNX Resources Corp. *	234	9,776

DT Midstream, Inc.	180	24,991

HF Sinclair Corp.	275	13,753

Murphy Oil Corp.	235	7,790

NOV, Inc.	629	12,744

Ovintiv, Inc.	499	25,244

Range Resources Corp.	410	16,925

Valaris Ltd. *	113	10,831

Weatherford International PLC	130	13,710

(Cost $154,204)		179,274

Financials — 16.8%

Affiliated Managers Group, Inc.	49	15,003

Ally Financial, Inc.	492	19,405

Annaly Capital Management, Inc. REIT	1,192	27,702

Associated Banc-Corp.	288	7,606

Bank OZK	188	8,753

Brighthouse Financial, Inc. *	97	5,818

CNO Financial Group, Inc.	173	7,233

Columbia Banking System, Inc.	525	14,936

East West Bancorp, Inc.	241	26,377

Equitable Holdings, Inc.	502	20,190

Essent Group Ltd.	166	10,099

Euronet Worldwide, Inc. *	66	4,590

Evercore, Inc., Class A	68	21,001

Fidelity National Financial, Inc.	454	24,008

First American Financial Corp.	180	12,620

First Horizon Corp.	869	20,674

Flagstar Bank NA	517	6,561

FNB Corp.	629	10,687

Hanover Insurance Group, Inc.	63	11,380

Janus Henderson Group PLC	223	11,618

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Jefferies Financial Group, Inc.	295	13,098

Kemper Corp.	103	3,329

MGIC Investment Corp.	398	10,559

Old National Bancorp.	620	14,322

Pinnacle Financial Partners, Inc.	264	23,961

Primerica, Inc.	56	14,205

Reinsurance Group of America, Inc.	116	25,025

RenaissanceRe Holdings Ltd.	81	24,499

RLI Corp.	161	10,034

SEI Investments Co.	164	13,337

Selective Insurance Group, Inc.	109	9,160

Shift4 Payments, Inc., Class A * (a)	118	5,200

SLM Corp.	367	6,878

SouthState Bank Corp.	175	17,267

Starwood Property Trust, Inc. REIT	608	10,828

Stifel Financial Corp.	267	19,771

Texas Capital Bancshares, Inc. *	78	7,433

UMB Financial Corp.	126	14,601

United Bankshares, Inc.	253	10,449

Unum Group	270	19,367

Valley National Bancorp	847	10,681

Voya Financial, Inc.	168	11,236

Webster Financial Corp.	287	20,701

Western Alliance Bancorp	179	14,377

WEX, Inc. *	61	9,101

Wintrust Financial Corp.	120	17,287

Zions Bancorp NA	260	14,893

(Cost $615,405)		657,860

Health Care — 9.6%

Avantor, Inc. *	1,174	10,625

BioMarin Pharmaceutical, Inc. *	341	21,050

Bio-Rad Laboratories, Inc., Class A*	32	8,910

Bruker Corp.	192	7,701

DENTSPLY SIRONA, Inc.	361	5,300

Doximity, Inc., Class A *	246	6,034

Encompass Health Corp.	180	19,418

Ensign Group, Inc.	100	21,417

Envista Holdings Corp. *	292	8,529

Exelixis, Inc. *	475	20,929

Haemonetics Corp. *	81	5,129

Halozyme Therapeutics, Inc. *	207	14,393

HealthEquity, Inc. *	152	11,626

Illumina, Inc. *	270	36,304

Jazz Pharmaceuticals PLC *	108	20,522

Lantheus Holdings, Inc. *	121	9,064

LivaNova PLC *	95	6,707

Neurocrine Biosciences, Inc. *	175	23,144

Option Care Health, Inc. *	269	8,732

	Number of Shares	Value $

Penumbra, Inc. *	69	23,763

Repligen Corp. *	94	12,101

Tenet Healthcare Corp. *	156	37,345

United Therapeutics Corp. *	76	38,296

(Cost $321,851)		377,039

Industrials — 22.3%

AAON, Inc.	119	12,043

Acuity, Inc.	54	16,286

Advanced Drainage Systems, Inc.	125	21,418

AECOM	233	22,829

AGCO Corp.	109	14,878

Alaska Air Group, Inc. *	207	10,681

American Airlines Group, Inc. *	1,170	15,292

Avis Budget Group, Inc. *	30	2,922

Brink’s Co.	75	8,758

Carlisle Cos., Inc.	74	29,213

Carpenter Technology Corp.	88	35,030

Chart Industries, Inc. *	79	16,377

Clean Harbors, Inc. *	88	25,802

CNH Industrial NV	1,581	19,446

Concentrix Corp.	71	2,329

Crane Co.	85	17,045

Donaldson Co., Inc.	203	18,830

EnerSys	65	10,800

Esab Corp.	99	12,491

ExlService Holdings, Inc. *	274	8,563

Flowserve Corp.	225	19,917

Fortune Brands Innovations, Inc.	216	11,737

FTI Consulting, Inc. *	52	8,550

GATX Corp.	62	11,419

Genpact Ltd.	283	11,241

GXO Logistics, Inc. *	203	12,754

ITT, Inc.	149	30,159

Kirby Corp. *	94	12,201

Knight-Swift Transportation Holdings, Inc.	286	17,995

Landstar System, Inc.	62	10,103

Lincoln Electric Holdings, Inc.	97	27,844

Maximus, Inc.	96	7,259

MSA Safety, Inc.	66	12,897

MSC Industrial Direct Co., Inc., Class A	81	7,601

Mueller Industries, Inc.	195	23,002

Nextpower, Inc., Class A *	262	27,536

nVent Electric PLC	287	33,969

Owens Corning	145	17,700

RB Global, Inc.	329	33,216

Regal Rexnord Corp.	117	25,855

Ryder System, Inc.	72	15,952

Sensata Technologies Holding PLC	252	9,410

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

Simpson Manufacturing Co., Inc.	72	13,937

Terex Corp.	197	13,552

Tetra Tech, Inc.	454	16,271

Timken Co.	114	12,355

Toro Co.	172	17,004

Trex Co., Inc. *	184	7,621

Valmont Industries, Inc.	34	15,638

Watsco, Inc.	62	25,874

Watts Water Technologies, Inc., Class A	49	16,108

WESCO International, Inc.	86	24,897

(Cost $747,948)		872,607

Information Technology — 14.1%

Allegro MicroSystems, Inc. *	223	8,133

Amkor Technology, Inc.	200	9,564

Arrow Electronics, Inc. *	89	13,542

ASGN, Inc. *	70	3,003

Avnet, Inc.	142	9,349

Belden, Inc.	67	9,601

Blackbaud, Inc. *	60	2,912

Cirrus Logic, Inc. *	90	12,701

Coherent Corp. *	277	71,724

Commvault Systems, Inc. *	76	6,466

Docusign, Inc. *	359	16,180

Dolby Laboratories, Inc., Class A	112	7,456

Dropbox, Inc., Class A *	313	7,822

Dynatrace, Inc. *	537	19,289

Entegris, Inc.	265	35,099

Flex Ltd. *	651	41,026

Guidewire Software, Inc. *	151	21,943

Kyndryl Holdings, Inc. *	406	5,006

Littelfuse, Inc.	44	15,508

Lumentum Holdings, Inc. *	125	87,614

MKS, Inc.	119	29,091

Novanta, Inc. *	64	8,604

Onto Innovation, Inc. *	87	18,782

Pure Storage, Inc., Class A *	552	35,450

Rambus, Inc. *	187	18,636

Silicon Laboratories, Inc. *	58	11,863

Synaptics, Inc. *	69	5,621

Universal Display Corp.	77	8,215

Vontier Corp.	252	10,312

(Cost $397,726)		550,512

Materials — 5.7%

Alcoa Corp.	460	28,557

AptarGroup, Inc.	114	16,383

Avient Corp.	156	6,407

Axalta Coating Systems Ltd. *	381	12,729

Cabot Corp.	96	7,310

Cleveland-Cliffs, Inc. *	994	10,596

	Number of Shares	Value $

Commercial Metals Co.	195	14,294

Crown Holdings, Inc.	202	23,149

Graphic Packaging Holding Co.	536	6,555

Greif, Inc., Class A	46	3,343

Louisiana-Pacific Corp.	111	9,406

Royal Gold, Inc.	143	42,870

RPM International, Inc.	224	25,563

Scotts Miracle-Gro Co.	78	5,469

Sonoco Products Co.	177	9,995

(Cost $221,496)		222,626

Real Estate — 7.4%

Agree Realty Corp. REIT	200	16,096

American Homes 4 Rent, Class A REIT	581	17,430

Brixmor Property Group, Inc. REIT	542	16,406

COPT Defense Properties REIT	191	6,070

Cousins Properties, Inc. REIT	304	7,041

CubeSmart REIT	396	16,292

EastGroup Properties, Inc. REIT	94	18,453

EPR Properties REIT	130	7,723

Equity LifeStyle Properties, Inc. REIT	339	22,767

Healthcare Realty Trust, Inc. REIT	620	11,439

Jones Lang LaSalle, Inc. *	84	26,506

Kilroy Realty Corp. REIT	190	5,666

Kite Realty Group Trust REIT	372	9,691

NNN REIT, Inc. REIT	332	15,046

Omega Healthcare Investors, Inc. REIT	522	25,197

Park Hotels & Resorts, Inc. REIT	375	4,241

Rayonier, Inc. REIT	500	10,745

Rexford Industrial Realty, Inc. REIT	403	15,101

Vornado Realty Trust REIT	291	8,026

WP Carey, Inc. REIT	385	28,740

(Cost $288,001)		288,676

Utilities — 2.0%

Essential Utilities, Inc.	503	20,105

National Fuel Gas Co.	158	14,383

ONE Gas, Inc.	109	9,531

Ormat Technologies, Inc.	108	11,200

Spire, Inc.	102	9,344

UGI Corp.	384	14,365

(Cost $68,586)		78,928

TOTAL COMMON STOCKS

(Cost $3,469,540)		3,857,220

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.4%

iShares ESG Select Screened S&P Mid-Cap ETF (Cost $11,120)	275	13,283

SECURITIES LENDING

COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c) (Cost $4,950)	4,950	4,950

	Number of Shares	Value $

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b) (Cost $17,344)	17,344	17,344

TOTAL INVESTMENTS — 99.6%

(Cost $3,502,954)		3,892,797

Other assets and liabilities, net — 0.4%		17,408

NET ASSETS — 100.0%		3,910,205

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.57% (b)(c)

19,000	—	(14,050	) (d)	—	—	58	—	4,950	4,950

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.62% (b)

45,222	78,383	(106,261)		—	—	360	—	17,344	17,344

64,222	78,383	(120,311)		—	—	418	—	22,294	22,294

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $4,407, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT:	Real Estate Investment Trust

At February 28, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini S&P MidCap 400 Index	USD	1	33,710	35,779	3/20/2026	2,069

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2026 (Unaudited)

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$3,857,220	$—	$—	$3,857,220

Exchange-Traded Funds	13,283	—	—	13,283

Short-Term Investments (a)	22,294	—	—	22,294

Derivatives (b)
Futures Contracts	2,069	—	—	2,069

TOTAL	$3,894,866	$—	$—	$3,894,866

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

		Xtrackers S&P	Xtrackers S&P
	Xtrackers S&P	500 Diversified	500 Growth	Xtrackers S&P
	100 Ex Top 20	Sector Weight	Scored &	500 Scored &
	ETF	ETF	Screened ETF	Screened ETF

Assets
Investment in non-affiliated securities at value	$116,513,161	$6,643,244	$12,323,046	$2,368,810,443
Investment in DWS Government Money Market Series	19,429	24,457	22,728	2,863,950
Deposit with broker for futures contracts	—	2,662	2,662	341,041
Receivables:
Capital shares	—	—	—	6,297,844
Variation margin on futures contracts	—	1,287	17,480	512,878
Dividends	146,465	8,733	8,263	1,937,792
Interest	43	75	69	7,052
Affiliated securities lending income	—	—	—	8
Foreign tax reclaim	—	24	—	1,031
Total assets	$116,679,098	$6,680,482	$12,374,248	$2,380,772,039

Liabilities
Payables:
Investment securities purchased	$—	$—	$—	$6,297,733
Investment advisory fees	11,193	451	1,437	180,673
Total liabilities	11,193	451	1,437	6,478,406
Net Assets, at value	$116,667,905	$6,680,031	$12,372,811	$2,374,293,633

Net Assets Consist of
Paid-in capital	$115,749,254	$6,009,638	$9,532,674	$1,885,445,213
Distributable earnings (loss)	918,651	670,393	2,840,137	488,848,420

Net Assets, at value	$116,667,905	$6,680,031	$12,372,811	$2,374,293,633
Number of Common Shares outstanding	3,140,001	240,001	240,001	37,700,001
Net Asset Value	$37.16	$27.83	$51.55	$62.98

Investment in non-affiliated securities at cost	$116,583,557	$6,100,174	$10,899,052	$1,907,215,515
Investment in DWS Government Money Market Series at cost	$19,429	$24,457	$22,728	$2,863,950

See Notes to Financial Statements.

DBX ETF Trust  |  27

Statements of Assets and Liabilities (Continued)

February 28, 2026 (Unaudited)

	Xtrackers	Xtrackers
	S&P Dividend	S&P MidCap
	Aristocrats	400 Scored &
	Screened ETF	Screened ETF

Assets
Investment in non-affiliated securities at value	$5,386,587	$3,870,503
Investment in DWS Government Money Market Series	348	17,344
Investment in DWS Government & Agency Securities Portfolio*	—	4,950
Deposit with broker for futures contracts	3,027	2,668
Receivables:
Variation margin on futures contracts	—	17,619
Dividends	14,987	2,467
Interest	5	41
Affiliated securities lending income	—	11
Total assets	$5,404,954	$3,915,603

Liabilities
Payable upon return of securities loaned	$—	$4,950
Payables:
Investment advisory fees	599	448
Total liabilities	599	5,398
Net Assets, at value	$5,404,355	$3,910,205

Net Assets Consist of
Paid-in capital	$5,038,908	$4,008,779
Distributable earnings (loss)	365,447	(98,574)

Net Assets, at value	$5,404,355	$3,910,205
Number of Common Shares outstanding	180,001	110,001
Net Asset Value	$30.02	$35.55

Investment in non-affiliated securities at cost	$5,073,216	$3,480,660
Value of securities loaned	$—	$4,407
Investment in DWS Government Money Market Series at cost	$348	$17,344
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$4,950

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers S&P 100 Ex Top 20 ETF	Xtrackers S&P 500 Diversified Sector Weight ETF	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$226,022	$59,917	$44,967	$12,498,407
Income distributions from affiliated funds	152	548	712	90,369
Affiliated securities lending income	—	—	—	260
Total investment income	226,174	60,465	45,679	12,589,036

Expenses
Investment advisory fees	16,138	2,789	10,264	1,112,789
Other expenses	58	30	58	58
Total expenses	16,196	2,819	10,322	1,112,847
Less fees waived (see note 3):
Waiver	(3)	(15)	(19)	(2,517)
Net expenses	16,193	2,804	10,303	1,110,330
Net investment income (loss)	209,981	57,661	35,376	11,478,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(63,235)	(4,626)	30,335	(888,558)
In-kind redemptions	1,136,493	111,118	1,949,414	79,815,133
Futures contracts	—	1,403	3,469	656,338
Net realized gain (loss)	1,073,258	107,895	1,983,218	79,582,913
Net change in unrealized appreciation (depreciation) on:
Investments	(825,551)	510,747	(1,446,525)	97,866,732
Futures contracts	—	152	(911)	(245,505)
Net change in unrealized appreciation (depreciation)	(825,551)	510,899	(1,447,436)	97,621,227
Net realized and unrealized gain (loss) on investments and futures	247,707	618,794	535,782	177,204,140
Net Increase (Decrease) in Net Assets Resulting from Operations	$457,688	$676,455	$571,158	$188,682,846

* Unaffiliated foreign tax withheld	$—	$20	$25	$—

See Notes to Financial Statements.

DBX ETF Trust  |  29

Statements of Operations (Continued)

For the Six Months Ended February 28, 2026 (Unaudited)

	Xtrackers S&P Dividend Aristocrats Screened ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$89,812	$31,005
Affiliated dividend income	53	—
Income distributions from affiliated funds	130	360
Affiliated securities lending income	—	58
Total investment income	89,995	31,423

Expenses
Investment advisory fees	3,779	3,014
Other expenses	58	58
Total expenses	3,837	3,072
Less fees waived (see note 3):
Waiver	(5)	(10)
Net expenses	3,832	3,062
Net investment income (loss)	86,163	28,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,146	91,825
In-kind redemptions	566,131	177,614
Futures contracts	1,301	5,088

Net realized gain (loss)	568,578	274,527

Net change in unrealized appreciation (depreciation) on:
Investments	(99,257)	89,626
Investments in affiliates	(1,004)	—
Futures contracts	(300)	(1,815)
Net change in unrealized appreciation (depreciation)	(100,561)	87,811
Net realized and unrealized gain (loss) on investments and futures	468,017	362,338
Net Increase (Decrease) in Net Assets Resulting from Operations	$554,180	$390,699

* Unaffiliated foreign tax withheld	$—	$52

See Notes to Financial Statements.

30  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 100 Ex Top 20 ETF		Xtrackers S&P 500 Diversified Sector Weight ETF
	For the Six Months Ended		For the Six Months Ended
	February 28,		February 28,	For the Period
	2026	Year Ended	2026	July 24, 2025(1) to
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$209,981	$149,496	$57,661	$9,914
Net realized gain (loss)	1,073,258	594,975	107,895	1,274
Net change in net unrealized appreciation (depreciation)	(825,551)	(80,028)	510,899	32,213
Net increase (decrease) in net assets resulting from operations	457,688	664,443	676,455	43,401
Distributions to Shareholders	(54,384)	(151,763)	(49,463)	—
Fund Shares Transactions
Proceeds from shares sold	116,165,101	3,534,211	513,014	6,009,605
Value of shares redeemed	(7,103,373)	(3,235,678)	(513,006)	—
Net increase (decrease) in net assets resulting from fund share transactions	109,061,728	298,533	8	6,009,605
Total net increase (decrease) in Net Assets	109,465,032	811,213	627,000	6,053,006
Net Assets
Beginning of period	7,202,873	6,391,660	6,053,031	25
End of period	$116,667,905	$7,202,873	$6,680,031	$6,053,031

Changes in Shares Outstanding
Shares outstanding, beginning of period	210,001	200,001	240,001	1
Shares sold	3,130,000	110,000	20,000	240,000
Shares redeemed	(200,000)	(100,000)	(20,000)	—
Shares outstanding, end of period	3,140,001	210,001	240,001	240,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Growth Scored & Screened ETF		Xtrackers S&P 500 Scored & Screened ETF
	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2026	Year Ended	2026	Year Ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$35,376	$92,798	$11,478,706	$20,310,180
Net realized gain (loss)	1,983,218	2,148,751	79,582,913	90,564,663
Net change in net unrealized appreciation (depreciation)	(1,447,436)	273,908	97,621,227	120,561,025
Net increase (decrease) in net assets resulting from operations	571,158	2,515,457	188,682,846	231,435,868
Distributions to Shareholders	(44,441)	(87,756)	(12,512,302)	(19,342,028)
Fund Shares Transactions
Proceeds from shares sold	1,055,422	8,838,095	325,083,821	839,257,119
Value of shares redeemed	(6,703,265)	(6,589,051)	(188,825,014)	(402,603,158)
Net increase (decrease) in net assets resulting from fund share transactions	(5,647,843)	2,249,044	136,258,807	436,653,961
Total net increase (decrease) in Net Assets	(5,121,126)	4,676,745	312,429,351	648,747,801
Net Assets
Beginning of period	17,493,937	12,817,192	2,061,864,282	1,413,116,481
End of period	$12,372,811	$17,493,937	$2,374,293,633	$2,061,864,282

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,001	300,001	35,500,001	27,300,001
Shares sold	20,000	200,000	5,250,000	16,000,000
Shares redeemed	(130,000)	(150,000)	(3,050,000)	(7,800,000)
Shares outstanding, end of period	240,001	350,001	37,700,001	35,500,001

See Notes to Financial Statements.

32  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P Dividend Aristocrats Screened ETF		Xtrackers S&P MidCap 400 Scored & Screened ETF
	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2026	Year Ended	2026	Year Ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$86,163	$161,912	$28,361	$93,898
Net realized gain (loss)	568,578	68,625	274,527	254,881
Net change in net unrealized appreciation (depreciation)	(100,561)	(136,893)	87,811	(210,719)
Net increase (decrease) in net assets resulting from operations	554,180	93,644	390,699	138,060
Distributions to Shareholders	(97,976)	(153,336)	(38,373)	(99,707)
Fund Shares Transactions
Proceeds from shares sold	1,675,843	1,817,677	—	2,197,471
Value of shares redeemed	(2,995,806)	(1,059,557)	(1,284,217)	(3,506,794)
Net increase (decrease) in net assets resulting from fund share transactions	(1,319,963)	758,120	(1,284,217)	(1,309,323)
Total net increase (decrease) in Net Assets	(863,759)	698,428	(931,891)	(1,270,970)
Net Assets
Beginning of period	6,268,114	5,569,686	4,842,096	6,113,066
End of period	$5,404,355	$6,268,114	$3,910,205	$4,842,096

Changes in Shares Outstanding
Shares outstanding, beginning of period	230,001	200,001	150,001	200,001
Shares sold	60,000	70,000	—	70,000
Shares redeemed	(110,000)	(40,000)	(40,000)	(120,000)
Shares outstanding, end of period	180,001	230,001	110,001	150,001

See Notes to Financial Statements.

DBX ETF Trust  |  33

Financial Highlights

Xtrackers S&P 100 Ex Top 20 ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$34.30		$31.96	$26.59	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.34		0.66	0.60	0.47

Net realized and unrealized gain (loss)	2.90		2.37	5.30	1.48

Total from investment operations	3.24		3.03	5.90	1.95

Less distributions from:

Net investment income	(0.38)		(0.69)	(0.53)	(0.36)

Total from distributions	(0.38)		(0.69)	(0.53)	(0.36)

Net Asset Value, end of period	$37.16		$34.30	$31.96	$26.59
Total Return (%)(c)	9.47	**	9.69	22.45	7.91	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	117		7	6	5

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	*

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	*

Ratio of net investment income (loss) (%)	1.95	*	2.04	2.08	2.23	*

Portfolio turnover rate (%)(d)	7	**	50	42	66	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

34  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Diversified Sector Weight ETF

	For the Six Months Ended 2/28/2026 (Unaudited)		Period Ended 8/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$25.22		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.24		0.05
Net realized and unrealized gain (loss)	2.57		0.17
Total from investment operations	2.81		0.22

Less distributions from:
Net investment income	(0.19)		–
Net realized gains	(0.01)		–
Total from distributions	(0.20)		–
Net Asset Value, end of period	$27.83		$25.22
Total Return (%)(c)	11.21	**	0.88	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		6
Ratio of expenses before fee waiver (%)	0.09	*	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	*
Ratio of net investment income (loss) (%)	1.86	*	1.87	*
Portfolio turnover rate (%)(d)	12	**	1	**

(a)	For the period July 24, 2025 (commencement of operations) through August 31, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  35

Financial Highlights (Continued)

Xtrackers S&P 500 Growth Scored & Screened ETF

	For the Six Months Ended 2/28/2026 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2023(a)
			2025	2024

Selected Per Share Data

Net Asset Value, beginning of period	$49.98		$42.72	$32.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		0.27	0.28	0.26
Net realized and unrealized gain (loss)	1.59		7.24	9.90	7.77
Total from investment operations	1.72		7.51	10.18	8.03

Less distributions from:
Net investment income	(0.15)		(0.25)	(0.30)	(0.19)
Total from distributions	(0.15)		(0.25)	(0.30)	(0.19)

Net Asset Value, end of period	$51.55		$49.98	$42.72	$32.84
Total Return (%)(c)	3.44	**	17.65	31.22	32.23	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	12		17	13	7
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	0.52	*	0.59	0.75	1.11	*
Portfolio turnover rate (%)(d)	32	**	50	54	57	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

36  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Scored & Screened ETF

	For the Six			Years Ended August 31,
	Months Ended 2/28/2026 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$58.08		$51.76	$41.36	$35.61	$39.93	$31.08

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.64	0.61	0.60	0.53	0.49
Net realized and unrealized gain (loss)	4.94		6.31	10.38	5.72	(4.32)	8.79
Total from investment operations	5.25		6.95	10.99	6.32	(3.79)	9.28

Less distributions from:
Net investment income	(0.35)		(0.63)	(0.59)	(0.57)	(0.53)	(0.43)
Total from distributions	(0.35)		(0.63)	(0.59)	(0.57)	(0.53)	(0.43)

Net Asset Value, end of period	$62.98		$58.08	$51.76	$41.36	$35.61	$39.93
Total Return (%)(b)	9.05	**	13.56	26.79	17.99	(9.59)	30.16

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,374		2,062	1,413	885	748	745
Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.11	0.11	0.11	0.11
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) (%)	1.03	*	1.21	1.34	1.63	1.37	1.41
Portfolio turnover rate (%)(c)	0	**(d)	11	11	9	6	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  37

Financial Highlights (Continued)

Xtrackers S&P Dividend Aristocrats Screened ETF

	For the Six Months Ended 2/28/2026		Years Ended August 31,		Period Ended
	(Unaudited)		2025	2024	8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$27.25		$27.85	$25.05	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.46		0.78	0.69	0.56
Net realized and unrealized gain (loss)	2.82		(0.63)	2.79	(0.07)
Total from investment operations	3.28		0.15	3.48	0.49

Less distributions from:
Net investment income	(0.51)		(0.75)	(0.68)	(0.44)
Total from distributions	(0.51)		(0.75)	(0.68)	(0.44)

Net Asset Value, end of period	$30.02		$27.25	$27.85	$25.05
Total Return (%)(c)	12.27	**	0.67	14.15	1.99	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	5		6	6	5
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	3.42	*	2.92	2.74	2.74	*
Portfolio turnover rate (%)(d)	20	**	31	36	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

38  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 Scored & Screened ETF

	For the Six Months Ended 2/28/2026 (Unaudited)			Years Ended August 31,
			2025	2024	2023	2022	Period Ended 8/31/2021(a)

Selected Per Share Data

Net Asset Value, beginning of period	$32.28		$30.57	$26.56	$24.46	$27.39	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.23		0.44	0.38	0.37	0.32	0.14
Net realized and unrealized gain (loss)	3.35		1.73	4.02	2.09	(2.94)	2.33
Total from investment operations	3.58		2.17	4.40	2.46	(2.62)	2.47

Less distributions from:
Net investment income	(0.31)		(0.46)	(0.39)	(0.36)	(0.31)	(0.08)
Total from distributions	(0.31)		(0.46)	(0.39)	(0.36)	(0.31)	(0.08)

Net Asset Value, end of period	$35.55		$32.28	$30.57	$26.56	$24.46	$27.39
Total Return (%)(c)	11.17	**	7.25	16.70	10.18	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	4		5	6	12	11	11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.41	*	1.45	1.38	1.45	1.24	1.00	*
Portfolio turnover rate (%)(d)	8	**	28	35	39	41	27	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  39

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2026, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 100 Ex Top 20 ETF

Xtrackers S&P 500 Diversified Sector Weight ETF

Xtrackers S&P 500 Growth Scored & Screened ETF

Xtrackers S&P 500 Scored & Screened ETF

Xtrackers S&P Dividend Aristocrats Screened ETF

Xtrackers S&P MidCap 400 Scored & Screened ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 Diversified Sector Weight ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P MidCap 400 Scored & Screened ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares except for Xtrackers S&P 500 Scored & Screened ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 100 Ex Top 20 ETF (formerly Xtrackers S&P 500 Value Scored & Screened ETF)*	S&P 100 Ex-Top 20 Select Index (formerly S&P 500 Value Scored & Screened Index)*
Xtrackers S&P 500 Diversified Sector Weight ETF	S&P 500 Diversified Sector Weight Index
Xtrackers S&P 500 Growth Scored & Screened ETF	S&P 500 Growth Scored & Screened Index
Xtrackers S&P 500 Scored & Screened ETF	S&P 500 Scored & Screened Index
Xtrackers S&P Dividend Aristocrats Screened ETF	S&P High Yield Dividend Aristocrats Screened Index
Xtrackers S&P MidCap 400 Scored & Screened ETF	S&P MidCap 400 Scored & Screened Index

* Effective December 19, 2025, the Fund changed it’s name to Xtrackers S&P 100 Ex Top 20 ETF, and the Fund’s ticker symbol changed from SNPV to XOEX. At that time, the Fund also changed its investment objective from seeking investments results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value Scored & Screened Index, to seeking investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index.

S&P 100 Ex-Top 20 Select Index designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization. The Underlying Index is reconstituted annually, after the close of the third Friday in June, using a reference date of the last business day of May. In addition, the Underlying Index reweights quarterly after the close of the third Friday of March, June, September, and December using a reference date of the Wednesday prior to the second Friday of March, June, September, and December.

S&P 500 Diversified Sector Weight Index is a market capitalization weighted index designed to measure the performance of the constituent securities of the S&P 500 Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500 Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500, rather than a return tied principally to the business opportunities

40 | DBX ETF Trust

represented by the S&P 500’s largest constituent companies. Under normal circumstances, the Underlying Index rebalanced quarterly in March, June, September, and December. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, companies that do not meet specified ESG criteria will be removed from the Underlying Index quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P 500 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P High Yield Dividend Aristocrats Screened Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF are diversified series of the Trust. Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P 500 Scored & Screened ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

DBX ETF Trust  |  41

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and

42  |  DBX ETF Trust

sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination by taxing authorities.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2026, the Funds did not incur any interest or penalties.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 100 Ex Top 20 ETF	$116,887	$13,133	$130,020
Xtrackers S&P 500 Growth Scored & Screened ETF	414,796	56,249	471,045
Xtrackers S&P 500 Scored & Screened ETF	9,380,641	22,332,232	31,712,873
Xtrackers S&P Dividend Aristocrats Screened ETF	133,903	313,417	447,320
Xtrackers S&P MidCap 400 Scored & Screened ETF	206,035	515,763	721,798

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

DBX ETF Trust  |  43

		Net Unrealized	Aggregate Gross	Aggregate Gross
		Appreciation	Unrealized	Unrealized
	Aggregate Tax Cost	(Depreciation)	Appreciation	(Depreciation)
Xtrackers S&P 100 Ex Top 20 ETF	$6,573,188	$619,916	$1,070,085	$(450,169)
Xtrackers S&P 500 Diversified Sector Weight ETF	6,013,501	32,323	157,575	(125,252)
Xtrackers S&P 500 Growth Scored & Screened ETF	14,702,768	2,764,751	3,062,640	(297,889)
Xtrackers S&P 500 Scored & Screened ETF	1,720,001,291	339,974,018	431,561,191	(91,587,173)
Xtrackers S&P Dividend Aristocrats Screened ETF	5,934,200	319,696	693,996	(374,300)
Xtrackers S&P MidCap 400 Scored & Screened ETF	4,583,956	254,471	665,619	(411,148)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Funds may lend securities to certain financial institutions. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 Scored & Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2026
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers S&P MidCap 400 Scored & Screened ETF
Common Stocks	$4,950	$—	$—	$—	$4,950
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$4,950

As of February 28, 2026, Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2026, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

44  |  DBX ETF Trust

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2026 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers S&P 500 Diversified Sector Weight ETF
Equity contracts	Unrealized appreciation on futures contracts*	$42	Unrealized depreciation on futures contracts*	$—

	Total	$42	Total	$—

Xtrackers S&P 500 Growth Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$42	Unrealized depreciation on futures contracts*	$—

	Total	$42	Total	$—

Xtrackers S&P 500 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$6,940	Unrealized depreciation on futures contracts*	$14,925

	Total	$6,940	Total	$14,925

Xtrackers S&P MidCap 400 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$2,069	Unrealized depreciation on futures contracts*	$—

	Total	$2,069	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers S&P 500 Diversified Sector Weight ETF	$1,403
Xtrackers S&P 500 Growth Scored & Screened ETF	3,469
Xtrackers S&P 500 Scored & Screened ETF	656,338
Xtrackers S&P Dividend Aristocrats Screened ETF	1,301
Xtrackers S&P MidCap 400 Scored & Screened ETF	5,088

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers S&P 500 Diversified Sector Weight ETF	$152
Xtrackers S&P 500 Growth Scored & Screened ETF	(911)
Xtrackers S&P 500 Scored & Screened ETF	(245,505)
Xtrackers S&P Dividend Aristocrats Screened ETF	(300)
Xtrackers S&P MidCap 400 Scored & Screened ETF	(1,815)

DBX ETF Trust  |  45

For the period ended February 28, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 Diversified Sector Weight ETF	$34,066
Xtrackers S&P 500 Growth Scored & Screened ETF	58,288
Xtrackers S&P 500 Scored & Screened ETF	5,178,954
Xtrackers S&P Dividend Aristocrats Screened ETF	4,623
Xtrackers S&P MidCap 400 Scored & Screened ETF	38,180

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 100 Ex Top 20 ETF	0.15%
Xtrackers S&P 500 Diversified Sector Weight ETF	0.09%
Xtrackers S&P 500 Growth Scored & Screened ETF	0.15%
Xtrackers S&P 500 Scored & Screened ETF	0.10%

Xtrackers S&P Dividend Aristocrats Screened ETF	0.15%

Xtrackers S&P MidCap 400 Scored & Screened ETF	0.15%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 100 Ex Top 20 ETF	$3
Xtrackers S&P 500 Diversified Sector Weight ETF	15
Xtrackers S&P 500 Growth Scored & Screened ETF	19
Xtrackers S&P 500 Scored & Screened ETF	2,517
Xtrackers S&P Dividend Aristocrats Screened ETF	5
Xtrackers S&P MidCap 400 Scored & Screened ETF	10

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

46  |  DBX ETF Trust

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the period ended February 28, 2026, the Fund incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers S&P 500 Scored & Screened ETF	$25

4. Investment Portfolio Transactions

For the period ended February 28, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 100 Ex Top 20 ETF	$2,251,587	$2,236,915
Xtrackers S&P 500 Diversified Sector Weight ETF	749,392	754,357
Xtrackers S&P 500 Growth Scored & Screened ETF	4,527,831	4,508,284
Xtrackers S&P 500 Scored & Screened ETF	13,495,395	10,268,233
Xtrackers S&P Dividend Aristocrats Screened ETF	1,027,123	3,448,791
Xtrackers S&P MidCap 400 Scored & Screened ETF	338,821	316,489

For the period ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 100 Ex Top 20 ETF	$116,162,828	$7,103,292
Xtrackers S&P 500 Diversified Sector Weight ETF	512,985	498,908
Xtrackers S&P 500 Growth Scored & Screened ETF	1,055,456	6,708,671
Xtrackers S&P 500 Scored & Screened ETF	325,077,903	189,055,096
Xtrackers S&P Dividend Aristocrats Screened ETF	1,675,831	566,131
Xtrackers S&P MidCap 400 Scored & Screened ETF	—	1,284,146

5. Fund Share Transactions

As of February 28, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Diversified Sector Weight ETF	71%

DBX ETF Trust  |  47

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title) /s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date May 1, 2026

By (Signature and Title) /s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date May 1, 2026